1933 Act File No. 33-31259
                                   1940 Act File No. 811-5911

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
                                                               --

   Pre-Effective Amendment No.       .............
                                 --

   Post-Effective Amendment No.   44   ...........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   44   ..........................       X

                         FEDERATED MUNICIPAL TRUST

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 --
 X   on December 29, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on December 16, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037



                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FEDERATED MUNICIPAL TRUST, which consists of sixteen portfolios: (1) Connecticut Municipal Cash Trust, (a) Institutional Service Shares; (2) Pennsylvania Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Service Shares;
(c) Institutional Shares (3) Minnesota Municipal Cash Trust, (a) Cash Series Shares and (b) Institutional Shares; (4) New Jersey Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (5) Ohio Municipal Cash Trust, (a) Cash II Shares (b) Institutional Shares, and
(c) Institutional Service Shares; (6) Virginia Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (7) Alabama Municipal Cash Trust; (8) North Carolina Municipal Cash Trust; (9) Maryland Municipal Cash Trust; (10) California Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (11) New York Municipal Cash Trust, (a) Cash II Shares and (b) Institutional Service Shares; (12) Florida Municipal Cash Trust, (a) Institutional Shares and (b) Cash II Shares; (13) Massachusetts Municipal Cash Trust, (a) Institutional Service Shares and (b) 1784 Fund Shares; (14) Michigan Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares; (15) Georgia Municipal Cash; and (16) Tennessee Municipal Cash Trust, (a) Institutional Shares and (b) Institutional Service Shares, relates to all funds with the exception of (16) Tennessee Municipal Cash Trust and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.
                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-16) Cover Page.

Item 2.   Synopsis.................(1-16) Summary of Fund Expenses.

Item 3.   Condensed Financial
          Information..............(1-16) Financial Highlights;   (1-16)
                                   Performance Information.

Item 4.   General Description of
          Registrant...............(1-16) General Information; (1-13a, 14-
                                   16) Investment Information; (1-13a, 14-
                                   16) Investment Objective; (13b)
                                   Investment Objective and Policies; (1-
                                   13a, 14-16) Investment Policies; (13b)
                                   Acceptable Investments; (1) Connecticut
                                   Municipal Securities; (2) Pennsylvania
                                   Municipal Securities; (3) Minnesota
                                   Municipal Securities; (4) New Jersey
                                   Municipal Securities; (5) Ohio Municipal
                                   Securities; (6) Virginia Municipal
                                   Securities; (7) Alabama Municipal
                                   Securities; (8) North Carolina Municipal
                                   Securities; (9) Maryland Municipal
                                   Securities; (10) California Municipal
                                   Securities; (11) New York Municipal
                                   Securities; (12) Florida Municipal
                                   Securities; (13) Massachusetts Municipal
                                   Securities; (14) Michigan Municipal
                                   Securities; (15) Georgia Municipal
                                   Securities; (16) Tennessee Municipal
                                   Securities; (1-16) Investment Risks; (1-
                                   16) Investment Limitations; (16) Special
                                   Information Concerning Hub and Spoke;
                                   (2-6, 10-14, 16) Other Classes of
                                   Shares.

Item 5.   Management of the Fund...(1-16) Fund Information; (1-16)
                                   Management of the Fund; (13b)
                                   Management, Distribution, and
                                   Administration; (1-13a, 14-16)
                                   Distribution of Cash Series,
                                   Institutional, Institutional Service, or
                                   Cash II Shares;    (1-16) Administration
                                   of the Fund.

Item 6.   Capital Stock and Other
          Securities...............(1-13a,14-16) Account and Share
                                   Information; (13b) Dividends and
                                   Distributions; (1-13a, 14-16)Dividends;
                                   (1-13a, 14-16)Capital Gains; (1-13a, 14-
                                   16) Voting Rights;(1-16) Tax
                                   Information; (1-16) Federal Income Tax;
                                   (1-16)  State and Local Taxes.

Item 7.   Purchase of Securities Being
          Offered..................(1-16) Net Asset Value; (13b) Pricing of
                                   Shares; (13b) How to Buy Shares; (1-13a,
                                   14-16) How to Purchase Shares; (1, 2a,
                                   2b, 3a, 4b, 5a, 6b, 7-9, 10b, 11, 12,
                                   13a, 14b, 15, 16b) Special Purchase
                                   Features; (13b) Automatic Investment
                                   Program; (13b) How to Exchange Shares.
Item 8.   Redemption or Repurchase.(1-16) How to Redeem Shares; (1a, 2a,
                                   2b, 3a, 4b, 5a, 6b, 7-9, 10b, 11, 12,
                                   13a, 14b, 15, 16b) Special Redemption
                                   Features.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-16) Cover Page.

Item 11.  Table of Contents........(1-16) Table of Contents.

Item 12.  General Information and
          History..................(1-16) About Federated Investors; (1-16)
                                   Appendix.

Item 13.  Investment Objectives and
          Policies................. (2, 3, 5-11, 13-16) Investment
                                   Policies; (1, 4, 12) Investment
                                   Objective and Policies;(1-13a, 14-16)
                                   Investment Limitations.

Item 14.  Management of the Fund...(1-16) Federated Municipal Trust
                                   Management.

Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.

Item 16.  Investment Advisory and Other
          Services.................(1-16) Investment Advisory Services; (1-
                                   16) Other Services; (13b) Shareholder
                                   Servicing Agent; (1-4,6-13a,14-16)
                                   Shareholder Services; (2,3,5)
                                   Distribution Plan and Shareholder
                                   Services.

Item 17.  Brokerage Allocation.....(1-16) Brokerage Transactions.

Item 18.  Capital Stock and Other
          Securities...............(1-16) Massachusetts Partnership Law.

Item 19.  Purchase, Redemption and Pricing
          of Securities Being Offered    (1-16) Determining Net Asset
                                   Value; (1-16) Redemption in Kind.

Item 20.  Tax Status............... (1-16) The Fund's Tax Status.

Item 21.  Underwriters.............Not applicable.



Item 22.  Calculation of Performance
          Data.....................(1-16) Yield; (1-16) Effective Yield;
                                   (1-13a,14-16) Tax-Equivalent Yield; (1-
                                   16) Performance Comparisons; (1-16)
                                   Performance Information, (1-13a,14-16)
                                   Tax-Equivalency Table, (1-16) Total
                                   Return.

Item 23.  Financial Statements     (1-16) Filed in Part A.

CONNECTICUT MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Connecticut Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Connecticut municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Connecticut, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and Connecticut Dividend and Interest Income Tax consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996

TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS                                                    2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Connecticut Municipal Securities                                       5
  Investment Risks                                                       6
  Investment Limitations                                                 6
 FUND INFORMATION                                                        7
  Management of the Fund                                                 7
  Distribution of Shares                                                 8
  Administration of the Fund                                             8
 NET ASSET VALUE                                                         9
 HOW TO PURCHASE SHARES                                                  9
  Special Purchase Features                                             10
 HOW TO REDEEM SHARES                                                   10
  Special Redemption Features                                           11
 ACCOUNT AND SHARE INFORMATION                                          11
 TAX INFORMATION                                                        12
    Federal Income Tax                                                  12
    State and Local Taxes                                               12
 PERFORMANCE INFORMATION                                                13
 FINANCIAL STATEMENTS                                                   14
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                                                        25
 ADDRESSES                                                              26


SUMMARY OF FUND EXPENSES

                      SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
       (as a percentage of offering price)                                                                  None
 Contingent Deferred Sales Charge (as a percentage of original purchase
       price or redemption proceeds, as applicable)                                                         None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                      ANNUAL TRUST OPERATING EXPENSES
                        (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                                          0.29%
 12b-1 Fee                                                                                                  None
 Total Other Expenses                                                                                      0.31%
       Shareholder Services Fee (after waiver)(2)                                              0.14%
             Total Operating Expenses(3)                                                                   0.60%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.92% absent the voluntary waiver of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period     $6      $19      $33      $75


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONNECTICUT MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Independent Public Accountants on page 25.

                                                          YEAR ENDED OCTOBER 31,
                                 1996       1995        1994     1993**      1992        1991      1990(a)
 NET ASSET
 VALUE,
 BEGINNING OF
 PERIOD                         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment income           0.03       0.03       0.02       0.02       0.03       0.04       0.05
 LESS DISTRIBUTIONS
  Distributions from
  net investment
  income                         (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.04)     (0.05)
 NET ASSET VALUE, END OF
 PERIOD                         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(b)                  3.02%      3.31%      2.12%      1.96%      2.68%      4.04%      5.54%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses                        0.60%      0.60%      0.59%      0.57%      0.56%      0.56%      0.48%*
  Net investment income           2.97%      3.26%      2.11%      1.95%      2.66%      3.94%      5.32%*
  Expense
  waiver/reimbursement(c)         0.32%      0.30%      0.18%      0.25%      0.30%      0.21%      0.28%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)               $227,089   $184,718   $190,423   $140,446   $140,118   $140,113   $138,738


* Computed on an annualized basis.

** Prior to November 6, 1992, the Fund provided two classes of shares.

(a) Reflects operations for the period from November 1, 1989 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Connecticut taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut Dividend and Interest Income Tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the Connecticut Dividend and Interest Income Tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Connecticut and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Connecticut Dividend and Interest Income Tax ("Connecticut Municipal Securities"). Examples of Connecticut Municipal Securities include, but are not limited to:

    * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

    * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

    * municipal commercial paper and other short-term notes;

    * variable rate demand notes;

    * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    * participation, trust, and partnership interests in any of the foregoing obligations.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   PARTICIPATION INTERESTS. The Fund may purchase interests in Connecticut Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Connecticut Municipal Securities.

   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Connecticut Municipal Securities is subject to the federal alternative minimum tax.

CONNECTICUT MUNICIPAL SECURITIES

Connecticut Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Connecticut Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Connecticut Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Connecticut Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Connecticut Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Connecticut Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Connecticut Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Connecticut Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Connecticut Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Connecticut Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.



FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time, and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                                     AVERAGE AGGREGATE
 MAXIMUM FEE                          DAILY NET ASSETS
  .15%                            on the first $250 million
  .125%                           on the next $250 million
  .10%                            on the next $250 million
  .075%                      on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities from the value of Fund assets, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Connecticut Municipal Cash Trust -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to: Connecticut Municipal Cash Trust -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION
FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Connecticut. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

CONNECTICUT TAXES. Under existing Connecticut laws, distributions made by the Fund will not be subject to Connecticut individual income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations issued by the State of Connecticut, any political subdivision thereof or public instrumentality, state or local authority, district, or similar public entity created under the laws of the State of Connecticut, and (ii) interest on obligations the income of which may not, by federal law, be taxed by a state, such as bonds issued by the government of Puerto Rico. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Connecticut individual income taxes.

Distributions from the Fund to a shareholder subject to the Connecticut corporation business tax are not eligible for the dividends received deduction under the Connecticut corporation business tax and therefore are included in the taxable income of a taxpayer to the extent such distributions are treated as either exempt-interest dividends or capital gains dividends for federal income tax purposes. All other distributions from the Fund are eligible for the Connecticut corporation business tax dividends received deduction.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 (a)SHORT-TERM MUNICIPALS -- 99.4%
                 CONNECTICUT -- 92.0%
 $    2,000,000  Brookfield, CT, 3.73% BANs, 6/12/1997                                                   $   2,000,352
      6,933,170 (b)Clipper Connecticut Tax Exempt Trust, (Series 1994-1)
                 Weekly VRDNs (State Street Bank and Trust Co. LIQ)                                          6,933,170
      2,400,000  Connecticut Development Authority, Weekly VRDNs (Banta
                 Associates)/(Marine Midland Bank N.A., Buffalo, NY LOC)                                     2,400,000
      4,000,000  Connecticut Development Authority, Weekly VRDNs (Capital
                 District Energy Center)/(Canadian Imperial Bank of Commerce,
                 Toronto LOC)                                                                                4,000,000
        700,000  Connecticut Development Authority, Weekly VRDNs (Capital District
                 Energy Center)/(Canadian Imperial Bank of Commerce, Toronto LOC)                              700,000
      1,319,200  Connecticut Development Authority, Weekly VRDNs
                 (RSA Corp.)/(Barclays Bank PLC, London LOC)                                                 1,319,200
        930,000  Connecticut Development Authority, (Series 1985) Weekly
                 VRDNs (Martin-Brower Company Project)/(ABN AMRO Bank
                 N.V., Amsterdam LOC)                                                                          930,000
      2,200,000  Connecticut Development Authority, (Series 1986) Weekly VRDNs
                 (United Illuminating Co.)/(Union Bank of Switzerland, Zurich LOC)                           2,200,000
      8,000,000  Connecticut Development Authority, (Series 1993) Weekly VRDNs
                 (Rand-Whitney Containerboard Limited Partnership)/(Chase
                 Manhattan Bank N.A., New York LOC)                                                          8,000,000
     11,000,000  Connecticut Development Authority, (Series A) Weekly VRDNs
                 (Exeter Energy)/(Sanwa Bank Ltd, Osaka LOC)                                                 11,000,000
      1,000,000  Connecticut Development Authority, (Series B) Weekly VRDNs
                 (Exeter Energy)/(Sanwa Bank Ltd, Osaka LOC)                                                 1,000,000
      7,499,000  Connecticut Development Authority, (Series C) Weekly VRDNs
                 (Exeter Energy)/(Sanwa Bank Ltd, Osaka LOC)                                                 7,499,000
      5,000,000  Connecticut Development Authority, PCR (Series 1993A) Weekly
                 VRDNs (Connecticut Light & Power Co.)/(Deutsche Bank, AG LOC)                               5,000,000

CONNECTICUT MUNICIPAL CASH TRUST

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 CONNECTICUT -- CONTINUED
 $    9,500,000  Connecticut Development Authority, PCR (Series 1993A) Weekly
                 VRDNs (Western Mass Electric Co.)/(Union Bank of Switzerland,
                 Zurich LOC)                                                                             $   9,500,000
      5,200,000  Connecticut Development Authority, Water Facilities Revenue
                 Bonds (Series 1995) Weekly VRDNs (Bridgeport Hydraulic Co.)/
                 (Societe Generale, Paris LOC)                                                               5,200,000
      1,000,000  Connecticut Development Health Care Facilities Weekly VRDNs
                 (Independence Living)/(Chase Manhattan Bank N.A., New York LOC)                             1,000,000
      5,300,000  Connecticut Development Health Care Facilities Weekly VRDNs
                 (Independence Living)/(Credit Local de France LOC)                                          5,300,000
      4,000,000  Connecticut Municipal Electric Energy Cooperative, Power Supply
                 System Revenue Bonds (1995 Series A), 3.30% CP (Fleet National
                 Bank, Providence, RI LOC), Mandatory Tender 11/18/1996                                      4,000,000
      6,700,000  Connecticut Municipal Electric Energy Cooperative, Power Supply
                 System Revenue Bonds (1995 Series A), 3.40% CP (Fleet National
                 Bank, Providence, RI LOC), Mandatory Tender 11/18/1996                                      6,700,000
      1,700,000  Connecticut State HEFA Weekly VRDNs (Charlotte Hungerfield
                 Hospital)/(First National Bank of Boston, MA LOC)                                           1,700,000
      3,600,000  Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School
                 Issue)/(National Westminster Bank, PLC, London LOC)                                         3,600,000
      3,875,000  Connecticut State HEFA, (Series L), 3.50% CP (Yale University),
                 Mandatory Tender 11/8/1996                                                                  3,875,000
      2,900,000  Connecticut State HEFA, (Series M), 3.35% CP (Yale University),
                 Mandatory Tender 12/10/1996                                                                 2,900,000
      1,000,000  Connecticut State HEFA, (Series N), 3.35% CP (Yale University),
                 Mandatory Tender 12/10/1996                                                                 1,000,000
      5,500,000  Connecticut State HEFA, (Series N), 3.70% CP (Yale University),
                 Mandatory Tender 1/15/1997                                                                  5,500,000
      4,000,000  Connecticut State HEFA, (Series P), 3.35% CP (Yale University),
                 Mandatory Tender 12/10/1996                                                                 4,000,000
      9,950,000  Connecticut State HEFA, 3.55% CP (Windham Community
                 Memorial Hospital)/(Banque Paribas, Paris LOC), Mandatory
                 Tender 11/14/1996                                                                           9,950,000

CONNECTICUT MUNICIPAL CASH TRUST

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 CONNECTICUT -- CONTINUED
 $    1,000,000  Connecticut State HEFA, Revenue Bonds (Series A) Weekly VRDNs
                 (Pomfret School Issue)/(Credit Local de France LOC)                                     $   1,000,000
      4,255,000 (b)Connecticut State HFA, (PT-81) Weekly VRDNs (Rabobank
                 Nederland, Utrecht LIQ)                                                                     4,255,000
      7,130,000  Connecticut State HFA, (Series 1990C), 3.65% CP (Morgan Guaranty
                 Trust Co., New York LIQ), Mandatory Tender 2/14/1997                                        7,130,000
      3,245,000  Connecticut State HFA, (Series 1990D), 3.65% CP, Mandatory
                 Tender 1/13/1997                                                                            3,245,000
      3,100,000  Connecticut State HFA, (Series 1990D), 3.65% CP, Mandatory
                 Tender 12/13/1996                                                                           3,100,000
     10,000,000  Connecticut State HFA, (Series A-4), 3.65% TOBs, Mandatory
                 Tender 4/10/1997                                                                            10,000,000
      1,500,000  Connecticut State Transportation Infrastructure Authority Weekly
                 VRDNs (Connecticut State)/(Commerzbank AG, Frankfurt LOC)                                   1,500,000
      4,925,000  Connecticut State, (1996 Series A), 4.00% Bonds, 5/15/1997                                  4,935,210
     12,000,000  Connecticut State, Special Assessment Unemployment Compensation
                 Advance Fund, Revenue Bonds (Series 1993C), 3.90% TOBs
                 (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Mandatory
                 Tender 7/1/1997                                                                            12,000,000
      1,160,000  East Hartford, CT, UT GO, 6.00% Bonds (MBIA INS), 1/15/1997                                 1,165,685
     10,100,000  Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood
                 Towers)/(FSA INS)/(Barclays Bank PLC, London LIQ)                                          10,100,000
      1,575,000  Meriden, CT, (Series A), 4.25% BANs, 2/13/1997                                              1,577,444
      7,550,000  New Britain, CT, 3.52% BANs, 4/15/1997                                                      7,550,648
      1,000,000  New Britain, CT, 3.65% BANs, 4/15/1997                                                      1,000,000
      1,600,000  New Haven, CT Weekly VRDNs (Starter Sportswear)/(Fleet Bank,
                 N.A. LOC)                                                                                   1,600,000
      7,000,000  New Haven, CT, 4.00% BANs (Fleet National Bank, Providence,
                 R.I. LOC), 5/22/1997                                                                        7,009,427
      6,000,000  Seymour, CT, 3.65% BANs, 1/21/1997                                                          6,000,651
        942,500  Southeastern CT Water Authority, 3.50% GANs, 3/20/1997                                        943,020

CONNECTICUT MUNICIPAL CASH TRUST

    PRINCIPAL
     AMOUNT                                                                                                   VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 CONNECTICUT -- CONTINUED
 $    7,500,000  Stamford, CT Housing Authority, Multi-Modal Interchangeable Rate
                 Revenue Bonds (Series 1994) Weekly VRDNs (Morgan Street Project)/
                 (Deutsche Bank, AG LOC)                                                                 $   7,500,000
                   Total                                                                                   208,818,807
                 PUERTO RICO -- 7.4%
      2,000,000  Puerto Rico Electric Power Authority, (Series K), 9.375% Bonds
                 (United States Treasury PRF), 7/1/1997 (@102)                                               2,112,587
      5,000,000  Puerto Rico Government Development Bank, 3.60% CP, Mandatory
                 Tender 12/12/1996                                                                           5,000,000
      5,000,000  Puerto Rico Government Development Bank, 3.65% CP, Mandatory
                 Tender 12/12/1996                                                                           5,000,000
      2,300,000  Puerto Rico Industrial, Medical & Environmental PCA, (Series 1988),
                 3.40% CP (Inter American University of Puerto Rico)/(Bank of Tokyo-
                 Mitsubishi Ltd. LOC), Mandatory Tender 11/20/1996                                           2,300,000
      2,500,000  Puerto Rico Industrial, Tourist, Education, Medical & Environmental
                 Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
                 University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
                 Tender 1/14/1997                                                                            2,500,000
                   Total                                                                                    16,912,587
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                              $ 225,731,394


Securities that are subject to Alternative Minimum Tax represent 30.6% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER     SECOND TIER

      97.34%          2.66%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $11,188,170 which represents 4.9% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($227,088,743) at October 31, 1996.

The following acronyms are used throughout this portfolio:

BANs -- Bond Anticipation Notes
CP -- Commercial Paper
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GANs -- Grant Anticipation Notes
HEFA -- Health and Education Facilities Authority
HFA -- Housing Finance Authority
INS -- Insured
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCA -- Pollution Control Authority
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
PRF -- Prerefunded
TOBs -- Tender Option Bonds
VRDNs -- Variable Rate Demand Notes
 (See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996

 ASSETS:
 Total investments in securities, at amortized cost and value                                $  225,731,394
 Cash                                                                                               553,562
 Income receivable                                                                                1,336,457
 Receivable for shares sold                                                                          11,448
    Total assets                                                                                227,632,861
 LIABILITIES:
 Payable for shares redeemed                                                  $ 104,469
 Income distribution payable                                                    375,547
 Accrued expenses                                                                64,102
    Total liabilities                                                                               544,118
 Net Assets for 227,088,830 shares outstanding                                               $  227,088,743
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $227,088,743 / 227,088,830 shares outstanding                                                        $1.00

(See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996

 INVESTMENT INCOME:
 Interest                                                                                        $ 8,035,591
 EXPENSES:
 Investment advisory fee                                                           $ 1,125,360
 Administrative personnel and services fee                                             170,171
 Custodian fees                                                                         31,063
 Transfer and dividend disbursing agent fees and expenses                               33,669
 Directors'/Trustees' fees                                                               3,051
 Auditing fees                                                                          12,561
 Legal fees                                                                              7,068
 Portfolio accounting fees                                                              57,364
 Shareholder services fee                                                              562,680
 Share registration costs                                                               27,414
 Printing and postage                                                                    7,444
 Insurance premiums                                                                      5,225
 Taxes                                                                                   4,246
 Miscellaneous                                                                           1,610
          Total expenses                                                             2,048,926
 Waivers
          Waiver of investment advisory fee                           $(468,496)
          Waiver of shareholder services fee                           (236,580)
                   Total waivers                                                      (705,076)
                            Net expenses                                                           1,343,850
                                    Net investment income                                        $ 6,691,741

(See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED OCTOBER 31,
                                                                            1996               1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                $    6,691,741      $   6,931,149
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income                                 (6,691,741)        (6,931,149)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                            636,539,589        522,140,169
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                    2,096,326          1,971,315
 Cost of shares redeemed                                                (596,265,388)      (529,816,470)
   Change in net assets resulting from share transactions                 42,370,527         (5,704,986)
     Change in net assets                                                 42,370,527         (5,704,986)
 NET ASSETS:
 Beginning of period                                                     184,718,216        190,423,202
 End of period                                                        $  227,088,743     $  184,718,216

(See Notes which are an integral part of the Financial Statements)

CONNECTICUT MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Connecticut Municipal Cash
Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the fund is current income exempt from federal regular income tax and Connecticut Dividend and Interest Income Tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

   Additional information on each restricted security held at October 31, 1996 is as follows:

   SECURITY             ACQUISITION DATE    ACQUISITION COST
   Clipper Connecticut
   Tax Exempt Trust      5/6/94-8/16/96        6,933,170

   Connecticut State
   HFA                      6/13/96            4,255,000


   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1996, capital paid-in aggregated $227,088,743.

Transactions in shares were as follows:

                                                                    YEAR ENDED OCTOBER 31,
                                                                   1996                1995
 Shares sold                                                   636,539,589         522,140,169
 Shares issued to shareholders in
 payment of distributions declared                               2,096,326           1,971,315
 Shares redeemed                                              (596,265,388)       (529,816,470)
  Net change resulting from share transactions                  42,370,527          (5,704,986)


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50% of the Fund's average daily net assets.
   The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS - During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $267,630,000 and $267,230,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

   Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 60% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.6% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Connecticut Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Connecticut Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
November 20, 1996

ADDRESSES

Connecticut Municipal Cash Trust
   Institutional Service Shares                 Federated Investors Tower
Pittsburgh, PA 15222-3779

Distributor
   Federated Securities Corp.                   Federated Investors Tower
Pittsburgh, PA 15222-3779

Investment Adviser
   Federated Management                         Federated Investors Tower
Pittsburgh, PA 15222-3779

Custodian
   State Street Bank and                        P.O. Box 8600
   Trust Company                                Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
   Federated Shareholder                        P.O. Box 8600
   Services Company                             Boston, MA 02266-8600

Independent Public Accountants
   Arthur Andersen LLP                          2100 One PPG Place
                                                Pittsburgh, PA 15222

CONNECTICUT MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End, Management
Investment Company
Prospectus dated December 31, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314229105
9101004 A-SS (12/96)







                       CONNECTICUT MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Connecticut Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996
Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 314229105
9101004B-SS (12/96)






















INVESTMENT POLICIES                                           1

 Acceptable Investments                                       1
 Participation Interests                                      1
 Municipal Leases                                             1
 Ratings                                                      1
 When-Issued and Delayed Delivery Transactions                1
 Repurchase Agreements                                        2
 Credit Enhancement                                           2
CONNECTICUT INVESTMENT RISKS                                  2

INVESTMENT LIMITATIONS                                        2

FEDERATED MUNICIPAL TRUST MANAGEMENT                          5

 Share Ownership                                              8
 Trustees Compensation                                        9
 Trustee Liability                                            9
INVESTMENT ADVISORY SERVICES                                 10

 Investment Adviser                                          10
 Advisory Fees                                               10
BROKERAGE TRANSACTIONS                                       10

OTHER SERVICES                                               10

 Fund Administration                                         10
 Custodian and Portfolio Accountant                          11
 Transfer Agent                                              11
 Independent Public Accountants                              11
SHAREHOLDER SERVICES                                         11


DETERMINING NET ASSET VALUE                                  11

REDEMPTION IN KIND                                           12

MASSACHUSETTS PARTNERSHIP LAW                                12

THE FUND'S TAX STATUS                                        12

PERFORMANCE INFORMATION                                      12

 Yield                                                       12
 Effective Yield                                             12
 Tax-Equivalent Yield                                        13
 Tax-Equivalency Table                                       13
 Total Return                                                14
 Performance Comparisons                                     14
 Economic and Market Information                             14
ABOUT FEDERATED INVESTORS                                    14

 Mutual Fund Market                                          15
 Institutional Clients                                       15
 Trust Organizations                                         15
 Broker/Dealers and Bank Broker/Dealer Subsidiaries          15
APPENDIX                                                     16




INVESTMENT POLICIES


Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.



CONNECTICUT INVESTMENT RISKS

The Fund invests in obligations of Connecticut issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within Connecticut (the `State''). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the State's financial status. This information is based on official statements related to securities that have been offered by Connecticut issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.

Based on per capita income, Connecticut is the wealthiest of all the states. The State's exceptional wealth and resources are its primary source of credit strength.
Connecticut's economy is largely composed of service industries (such as insurance and finance), retail and wholesale trade, and manufacturing (concentrated in defense and transportation). In addition, the State is headquarters for some major corporations and insurance firms. All of these sectors were adversely impacted with the national recession in the early 1990's. Between 1988 and 1992, Connecticut lost 9% of its total employment. The State has experienced a slight recovery, however at a slower pace than the nation. It is expected that a slower economic climate will persist in the near future.
Connecticut has a very high level of tax-supported debt. It ranks highest among all states in terms of debt per capita, as well as debt service as a percentage of revenues. In addition to tax-supported debt, Connecticut also has a large unfunded pension liability, and a large unfunded liability in its state managed, second injury, workers compensation program.



The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.


In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
DIVERSIFICATION OF INVESTMENTS
At the close of each quarter of each fiscal year, no more than 25% of the Fund's total assets will be invested in the securities of a single issuer, but, with regard to at least 50% of the Fund's total assets, no more than 5% of the Fund's total assets are to be invested in securities of a single issuer.
Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Connecticut municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
INVESTING IN RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee


Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of


Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942


Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning


University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President


President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated


American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.



SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Connecticut Municipal Cash Trust-Institutional Service Shares: Fleet Securities Corp. owned approximately 54,506,278 shares (21.50%); and First Union National Bank owned approximately 38,619,525 shares (15.24%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and


Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex




*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the adviser earned $1,125,360, $1,064,090, and $961,837, respectively, of which $468,496,
$400,553, and $337,400, respectively, were waived.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's


Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $170,171, $161,103, and $198,789, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES




This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31,1996, the Fund paid Shareholder Services fees in the amount of $562,680, of which $236,580 was waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind.


In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31, 1996, the yield for Institutional Service Shares was 2.93%.



EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended October 31, 1996, the effective yield for Institutional Service Shares was 2.97%.



TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 44.10% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended October 31, 1996, the tax-equivalent yield for Institutional Service Shares was 5.24%,

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.





                       TAXABLE YIELD EQUIVALENT FOR 1996
                           STATE OF CONNECTICUT

TAX BRACKET:
    FEDERAL   15.00%   28.00%    31.00%     36.00%      39.60%
COMBINED FEDERAL
AND STATE:    19.50%   32.50%    35.50%     40.50%      44.10%

JOINT          $1 -  $40,101 - $96,901 -    $147,701     OVER
RETURN:       40,100  96,900    147,700     263,750    $263,750
SINGLE         $1 -  $24,001 - $58,151 -   $121,301 -    OVER
RETURN:       24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                           TAXABLE YIELD
EQUIVALENT
          ----------------------------
     1.50%     1.86%    2.22%     2.33%      2.52%       2.68%
     2.00%     2.48%    2.96%     3.10%      3.36%       3.58%
     2.50%     3.11%    3.70%     3.88%      4.20%       4.47%
     3.00%     3.73%    4.44%     4.65%      5.04%       5.37%
     3.50%     4.35%    5.19%     5.43%      5.88%       6.26%
     4.00%     4.97%    5.93%     6.20%      6.72%       7.16%
     4.50%     5.59%    6.67%     6.98%      7.56%       8.05%
     5.00%     6.21%    7.41%     7.75%      8.40%       8.94%
     5.50%     6.83%    8.15%     8.53%      9.24%       9.84%
     6.00%     7.45%    8.89%     9.30%     10.08%      10.73%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year and five-year periods ended October 31, 1996 and for the period from November 1, 1989 (date of initial public investment) through October 31, 1996, the average annual total returns were 3.02%, 2.62% and 3.23%, respectively, for Institutional Service Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.





J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS

Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



PENNSYLVANIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH SERIES SHARES
PROSPECTUS


The Cash Series Shares of Pennsylvania Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Pennsylvania municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Pennsylvania, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.




This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH SERIES SHARES                                       2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Pennsylvania Municipal Securities                                            5
  Investment Risks                                                             6
  Investment Limitations                                                       6

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Cash Series Shares                                           8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9


------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 12

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SHARES                                                                      15


------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                                              16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      33
------------------------------------------------------

ADDRESSES                                                                     34
------------------------------------------------------

SUMMARY OF FUND EXPENSES


--------------------------------------------------------------------------------



                                                 CASH SERIES SHARES
                                          SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                             ANNUAL OPERATING EXPENSES
                                      (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.28%
12b-1 Fee (after waiver) (2).............................................................................       0.35%
Total Other Expenses.....................................................................................       0.42%
     Shareholder Services Fee.................................................................       0.25%
          Total Operating Expenses (3)...................................................................       1.05%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.



(2) The 12b-1 Fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.40%.



(3) The Total Operating Expenses would have been 1.32% absent the voluntary waivers of portions of the management fee and 12b-1 fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash Series Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.





Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by this section.



EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $11        $33        $58        $128




     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES


--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 33.



                                                                 YEAR ENDED OCTOBER 31,
                                             1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                         0.03       0.03       0.02       0.02       0.03        0.03
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                       (0.03)     (0.03)     (0.02)     (0.02)     (0.03)      (0.03)
-----------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD             $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                2.75%      3.02%      1.84%      1.83%      2.67%       3.55%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                      1.05%      1.05%      1.04%      0.97%      0.96%       0.78%*
-----------------------------------------
  Net investment income                         2.72%      2.98%      1.73%      1.88%      2.64%       3.92%*
-----------------------------------------
  Expense waiver/
  reimbursement (c)                             0.27%      0.28%      0.18%      0.12%      0.12%       0.28%*
-----------------------------------------


SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)    $19,825    $28,255    $18,352    $18,561    $24,694     $19,846
-----------------------------------------




  * Computed on an annualized basis.

 (a) Reflects operations for the period from January 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established three classes of shares known as Cash Series Shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Cash Series Shares of the Fund, which are designed primarily for the retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Pennsylvania dividend and interest income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Pennsylvania and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Pennsylvania state income tax ("Pennsylvania Municipal Securities"). Examples of Pennsylvania Municipal Securities include, but are not limited to:



       tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;





       bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;


       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

       participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.


     PARTICIPATION INTERESTS. The Fund may purchase interests in Pennsylvania Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Pennsylvania Municipal Securities.


     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.



DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the


Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Pennsylvania Municipal Securities is subject to the federal alternative minimum tax.



PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Pennsylvania Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS


Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Pennsylvania Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Pennsylvania Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Pennsylvania Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Pennsylvania Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to the risk considerations the Fund's concentration in Pennsylvania Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval.


The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive


Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


     Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF CASH SERIES SHARES

Federated Securities Corp. is the principal distributor for Cash Series Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969,


and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to .40% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.



The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholders Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated


Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
         .15%                       on the first $250 million
        .125%                        on the next $250 million
         .10%                        on the next $250 million
        .075%             on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Cash Series Shares from the value of Fund assets attributable to Cash Series Shares, and dividing the remainder by the number of Cash Series Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES


--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before
1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Municipal Trust--Cash Series Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Federated Municipal Trust Cash Series Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from


Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600,


Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.


DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.




As of December 2, 1996, BHC Securities, Inc., Philadelphia, Pennsylvania owned 30.57% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PENNSYLVANIA TAXES. Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in


Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers other classes of shares called Institutional Shares and Institutional Service Shares. Institutional Shares are sold at net asset value primarily to financial institutions acting in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.


All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.

Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees.


Expense differences between classes may affect the performance of each class.


To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.





Total return represents the change, over a specified period of time, in the value of an investment in the Fund shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 33.


                                                                                                   YEAR ENDED
                                                                                                  OCTOBER 31,
                                                                                               1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $    1.00   $    1.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------
  Net investment income                                                                           0.03        0.01
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------
  Distributions from net investment income                                                       (0.03)      (0.01)
-------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                               $    1.00   $    1.00
-------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                  3.37%       1.03%
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------
  Expenses                                                                                        0.45%       0.45%*
-------------------------------------------------------------------------------------------
  Net investment income                                                                           3.27%       3.81%*
-------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                0.47%       0.46%*
-------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA


-------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                             $37,076        $2,529
-------------------------------------------------------------------------------------------




  * Computed on an annualized basis.

 (a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 33.


                                                                   YEAR ENDED OCTOBER 31,
                                          1996       1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                      0.03       0.03       0.02       0.02       0.03       0.05        0.05
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                    (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.05)      (0.05)
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD          $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                             3.16%      3.44%      2.25%      2.24%      3.08%      4.64%       5.78%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                   0.65%      0.65%      0.64%      0.57%      0.56%      0.55%       0.50%*
--------------------------------------
  Net investment income                      3.12%      3.38%      2.19%      2.21%      3.04%      4.53%       5.56%*
--------------------------------------
  Expense waiver/ reimbursement (c)          0.27%      0.27%      0.02%      0.12%      0.12%      0.11%       0.18%*
--------------------------------------
SUPPLEMENTAL DATA


--------------------------------------
  Net assets, end of period (000
  omitted)                               $221,851   $276,407   $229,160    $318,518   $308,200   $317,165    $275,882

--------------------------------------




  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 21, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--99.4%
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--99.4%
              -----------------------------------------------------------------------------------
$  7,000,000  Allegheny County, PA HDA, Hosp. Revenue Bonds (Series B 1995) Weekly VRDNs
              (Allegheny General Hospital)/(Morgan Guaranty Trust Co., New York LOC)               $    7,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Allegheny County, PA IDA, (Series 1991) Weekly VRDNs (Mine Safety Appliances
              Co.)/(Sanwa Bank Ltd, Osaka LOC)                                                          1,000,000
              -----------------------------------------------------------------------------------
   1,300,000  Allegheny County, PA IDA, (Series 1991B) Weekly VRDNs (Shandon, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                 1,300,000
              -----------------------------------------------------------------------------------
   6,500,000  Allegheny County, PA IDA, 3.70% CP (Duquesne Light Power Co.)/ (Barclays Bank PLC,
              London LOC), Mandatory Tender 2/21/1997                                                   6,500,000
              -----------------------------------------------------------------------------------
   4,850,000  Allegheny County, PA IDA, Commercial Development Revenue Bonds (Series 1992) Weekly
              VRDNs (Eleven Parkway Center Associates)/(National City, Pennsylvania LOC)                4,850,000
              -----------------------------------------------------------------------------------
   5,000,000  Allegheny County, PA IDA, PCR (Series 1992A), 3.75% TOBs (Duquesne Light Power
              Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC), Optional Tender 11/7/1996         5,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Allegheny County, PA Port Authority, (Series A), 3.90% GANs (PNC Bank, N.A. LOC),


              6/30/1997                                                                                 5,000,000
              -----------------------------------------------------------------------------------
   3,000,000  Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E), 3.65% CP (Toledo Edison
              Co.)/(Toronto-Dominion Bank LOC), Mandatory Tender 12/10/1996                             3,000,000
              -----------------------------------------------------------------------------------
   4,000,000  Bedford County, PA IDA, IDRB's (Series 1985) Weekly VRDNs (Sepa, Inc.
              Facility)/(Banque Paribas, Paris LOC)                                                     4,000,000
              -----------------------------------------------------------------------------------
   1,210,000  Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,210,000
              -----------------------------------------------------------------------------------
   1,245,000  Berks County, PA IDA Weekly VRDNs (Beacon Container)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,245,000
              -----------------------------------------------------------------------------------
   1,900,000  Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow Electronics,
              Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                                        1,900,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
$  1,865,000  Berks County, PA IDA, Mfg Facilities Revenue Bonds (Series 1995) Weekly VRDNs
              (Grafika Commercial Printing, Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)     $    1,865,000
              -----------------------------------------------------------------------------------
     450,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries A) Weekly VRDNs
              (Corestates Bank N.A., Philadelphia, PA LOC)                                                450,000
              -----------------------------------------------------------------------------------
   1,165,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries B) Weekly VRDNs
              (Corestates Bank N.A., Philadelphia, PA LOC)                                              1,165,000
              -----------------------------------------------------------------------------------
   1,425,000  Berks County, PA IDA, VRD/Fixed Rate Revenue Bonds (Series A of 1996) Weekly VRDNs
              (Lebanon Valley Mall Co.)/(Corestates Bank, Reading, PA LOC)                              1,425,000
              -----------------------------------------------------------------------------------
   4,000,000  Berks County, PA, (Series 1996), 4.50% TRANs, 12/31/1996                                  4,003,152
              -----------------------------------------------------------------------------------
   2,445,000  Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     2,445,000
              -----------------------------------------------------------------------------------
   2,835,000  Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     2,835,000


              -----------------------------------------------------------------------------------
   4,500,000  Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot Medical Corp.)/(Corestates
              Bank N.A., Philadelphia, PA LOC)                                                          4,500,000
              -----------------------------------------------------------------------------------
   3,000,000  Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances Co.)/ (Sanwa Bank Ltd,
              Osaka LOC)                                                                                3,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances Co.)/ (Sanwa Bank Ltd,
              Osaka LOC)                                                                                1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine Safety Appliances
              Co.)/(Sanwa Bank Ltd, Osaka LOC)                                                          1,000,000
              -----------------------------------------------------------------------------------
   1,400,000  Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/ (Chase Manhattan
              Bank N.A., New York LOC)                                                                  1,400,000
              -----------------------------------------------------------------------------------
   5,500,000  Butler County, PA IDA, First Mortgage Revenue Bonds, 10.125% Bonds (St. John
              Lutheran Care Center)/(United States Treasury PRF),
              10/1/1997 (@102)                                                                          5,915,633
              -----------------------------------------------------------------------------------
$  2,385,000  Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs (Lue-Rich Holding Company,
              Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                                    $    2,385,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,400,000  Cambria County, PA IDA Weekly VRDNs (Cambria Cogeneration)/ (ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            2,400,000
              -----------------------------------------------------------------------------------
   1,700,000  Carbon County, PA IDA Weekly VRDNs (Summit Management & Utilities, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                 1,700,000
              -----------------------------------------------------------------------------------
   5,000,000  Carbon County, PA IDA, 3.65% CP (Panther Creek)/(National Westminster Bank, PLC,
              London LOC), Mandatory Tender 2/19/1997                                                   5,000,000
              -----------------------------------------------------------------------------------
   6,825,000  Carbon County, PA IDA, Resource Recovery Bonds, 3.65% CP (Panther Creek)/(National
              Westminster Bank, PLC, London LOC), Mandatory Tender 2/19/1997                            6,825,000
              -----------------------------------------------------------------------------------
   5,000,000  Carbon County, PA IDA, Solid Waste Disposal Revenue Notes (Series 1995B), 3.90%
              RANs (Horsehead Resource Development, Inc.)/(Chase Manhattan Bank N.A., New York
              LOC), 12/3/1996                                                                           5,000,000
              -----------------------------------------------------------------------------------
   7,300,000  Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/(ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            7,300,000
              -----------------------------------------------------------------------------------


   8,000,000  Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1992A), 3.80%
              TOBs (International Paper Co.), Optional Tender
              1/15/1997                                                                                 8,000,000
              -----------------------------------------------------------------------------------
   3,000,000  Clinton County, PA, IDA Weekly VRDNs (Armstrong World Industries, Inc.)/(Mellon
              Bank NA, Pittsburgh LOC)                                                                  3,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Coatsville, PA School District, 4.25% TRANs, 6/30/1997                                    5,007,912
              -----------------------------------------------------------------------------------
   5,000,000  Commonwealth of Pennsylvania, 4.50% TANs, 6/30/1997                                       5,025,704
              -----------------------------------------------------------------------------------
   1,500,000  Cumberland County, PA IDA, Industrial Development Bonds (Series 1994) Weekly VRDNs
              (Lane Enterprises, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA LOC)             1,500,000
              -----------------------------------------------------------------------------------
   3,000,000  Delaware County Authority, PA, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs
              (Crozer-Chester Medical Center)/(Kredietbank N.V., Brussels LOC)                          3,000,000
              -----------------------------------------------------------------------------------
$  6,500,000  Delaware County, PA PCR, (Series C), 3.65% CP (Philadelphia Electric Co.)/(FGIC
              INS), Mandatory Tender 1/8/1997                                                      $    6,500,000
              -----------------------------------------------------------------------------------
   1,805,000  Downington Area School District, (Series A), 4.00% Bonds, 3/1/1997                        1,806,703
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   3,900,000  East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs (Yellow Freight
              System)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                      3,900,000
              -----------------------------------------------------------------------------------
   5,800,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Mellon
              Bank NA, Pittsburgh LOC)                                                                  5,800,000
              -----------------------------------------------------------------------------------
     400,000  Erie County, PA IDA Weekly VRDNs (P.H.B. Project)/(PNC Bank, N.A. LOC)                      400,000
              -----------------------------------------------------------------------------------
     325,000  Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C Value, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                   325,000
              -----------------------------------------------------------------------------------
     500,000  Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B. Project)/(PNC Bank, N.A. LOC)          500,000
              -----------------------------------------------------------------------------------
   1,600,000  Erie County, PA IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor,
              Inc.)/(PNC Bank, N.A. LOC)                                                                1,600,000
              -----------------------------------------------------------------------------------
     400,000  Forest County, PA IDA Weekly VRDNs (Industrial Timber & Land Co.)/(National City
              Bank, Cleveland, OH LOC)                                                                    400,000
              -----------------------------------------------------------------------------------


   1,155,000  Forest County, PA IDA Weekly VRDNs (Marienville Health Care Facility)/(PNC Bank,
              N.A. LOC)                                                                                 1,155,000
              -----------------------------------------------------------------------------------
   1,800,000  Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited Partnership)/(PNC
              Bank, N.A. LOC)                                                                           1,800,000
              -----------------------------------------------------------------------------------
   2,670,000  Hampton Township, PA School District, 4.19% TRANs, 6/30/1997                              2,671,520
              -----------------------------------------------------------------------------------
   2,700,000  Lackawanna County, PA IDA, (Series 1992) Weekly VRDNs (Hem Project)/(Corestates
              Bank N.A., Philadelphia, PA LOC)                                                          2,700,000
              -----------------------------------------------------------------------------------
   2,200,000  Lancaster, PA Higher Education Authority, College Revenue Bonds (Series 1995)
              Weekly VRDNs (Franklin and Marshall College Project)                                      2,200,000
              -----------------------------------------------------------------------------------
   1,356,092  Lawrence County, PA IDA, (Series 1989A) Weekly VRDNs (Ellwood Uddeholm Steel
              Co.)/(KeyBank, N.A. LOC)                                                                  1,356,092
              -----------------------------------------------------------------------------------
$  1,000,000  Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 1990) Weekly
              VRDNs (Phoebe Terrace, Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)            $    1,000,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,800,000  Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs (Hershey Pizza Co., Inc.)/(PNC
              Bank, N.A. LOC)                                                                           2,800,000
              -----------------------------------------------------------------------------------
   5,000,000  Luzerne Co, PA, 3.85% TRANs, 12/31/1996                                                   5,001,183
              -----------------------------------------------------------------------------------
   1,650,000  Marple Township, PA, (Series 1996), 4.25% TRANs, 12/31/1996                               1,651,697
              -----------------------------------------------------------------------------------
     790,000  McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds Weekly VRDNs (Bradford
              Manor, Inc.)/(PNC Bank, N.A. LOC)                                                           790,000
              -----------------------------------------------------------------------------------
   3,300,000  Monroe County, PA IDA, PCR Weekly VRDNs (Cooper Industries, Inc.)/(Sanwa Bank Ltd,
              Osaka LOC)                                                                                3,300,000
              -----------------------------------------------------------------------------------
   1,070,000  Montgomery County, PA Higher Education and Health Authority, (Series 1992) Weekly
              VRDNs (Pottstown Healthcare Corporation Project)/(Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,070,000
              -----------------------------------------------------------------------------------
   2,600,000  Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (General Signal
              Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                          2,600,000


              -----------------------------------------------------------------------------------
   1,300,000  Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI Limited
              Partnership)/(Corestates Bank N.A., Philadelphia, PA LOC)                                 1,300,000
              -----------------------------------------------------------------------------------
   1,635,000  Montgomery County, PA IDA, (Series 84) Weekly VRDNs (Thomas & Betts
              Corp.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                       1,635,000
              -----------------------------------------------------------------------------------
   4,975,000  Moon Township, PA IDA Weekly VRDNs (Airport Hotel Associates)/ (ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            4,975,000
              -----------------------------------------------------------------------------------
   7,000,000  Moon Township, PA IDA, Variable Rate Commercial Development Revenue Bond (Series
              1995A) Weekly VRDNs (One Thorn Run Center)/(National City, Pennsylvania LOC)              7,000,000
              -----------------------------------------------------------------------------------
   3,500,000  New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson
              Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)                                         3,500,000
              -----------------------------------------------------------------------------------
   3,250,000  Norristown, PA, (Series 1996), 3.75% TRANs, 12/31/1996                                    3,250,000
              -----------------------------------------------------------------------------------
$  9,000,000  Northampton County, PA IDA, 3.70% CP (Citizens Utilities Co.), Mandatory Tender
              2/13/1997                                                                            $    9,000,000
              -----------------------------------------------------------------------------------
   3,850,000  Northampton County, PA IDA, 3.80% CP (Citizens Utilities Co.), Mandatory Tender
              1/16/1997                                                                                 3,850,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   4,000,000  Northeastern, PA Hospital & Education Authority, VRDB's (Series 1996) Weekly VRDNs
              (Allhealth Pooled Financing Program)/(Chase Manhattan Bank N.A., New York LOC)            4,000,000
              -----------------------------------------------------------------------------------
   1,500,000  Northgate School District, PA, 4.22% TANs, 6/30/1997                                      1,501,132
              -----------------------------------------------------------------------------------
   1,590,000  Northumberland County PA IDA, Revenue Bonds (Series A of 1995) Weekly VRDNs (Furman
              Farms, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                         1,590,000
              -----------------------------------------------------------------------------------
   1,000,000  Penns Manor Area School District, PA, 4.07% TRANs, 6/30/1997                              1,000,947
              -----------------------------------------------------------------------------------
   1,800,000  Pennsylvania Education Development Authority Weekly VRDNs (Cyrogenics, Inc.)/(PNC
              Bank, N.A. LOC)                                                                           1,800,000
              -----------------------------------------------------------------------------------
   2,900,000  Pennsylvania Education Development Authority Weekly VRDNs (Industrial Scientific
              Corp.)/(Mellon Bank NA, Pittsburgh LOC)                                                   2,900,000
              -----------------------------------------------------------------------------------
     675,000  Pennsylvania Education Development Authority Weekly VRDNs (Pioneer Fluid)/(PNC
              Bank, N.A. LOC)                                                                             675,000
              -----------------------------------------------------------------------------------


     600,000  Pennsylvania Education Development Authority Weekly VRDNs (RMF Associates)/(PNC
              Bank, N.A. LOC)                                                                             600,000
              -----------------------------------------------------------------------------------
     850,000  Pennsylvania Education Development Authority Weekly VRDNs (Reace Associates)/(PNC
              Bank, N.A. LOC)                                                                             850,000
              -----------------------------------------------------------------------------------
     450,000  Pennsylvania Education Development Authority, (Series B) Weekly VRDNs (Payne
              Printing Co.)/(PNC Bank, N.A. LOC)                                                          450,000
              -----------------------------------------------------------------------------------
   1,000,000  Pennsylvania Education Development Authority, Economic Development Revenue Bonds
              (Series 1996C) Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)        1,000,000
              -----------------------------------------------------------------------------------
   1,075,000  Pennsylvania Education Development Authority, Revenue Bonds (Series G4) Weekly
              VRDNs (Metamora Products)/(PNC Bank, N.A. LOC)                                            1,075,000
              -----------------------------------------------------------------------------------
$    300,000  Pennsylvania Education Development Authority, Revenue Bonds Weekly VRDNs (DDI
              Pharmaceuticals, Inc.)/(PNC Bank, N.A. LOC)                                          $      300,000
              -----------------------------------------------------------------------------------
     500,000  Pennsylvania Education Development Authority, Revenue Bonds Weekly VRDNs (RAM
              Forest Products)/(PNC Bank, N.A. LOC)                                                       500,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   6,340,000  Pennsylvania Housing Finance Authority, 3.85% TOBs (First National Bank of Chicago
              LIQ), Optional Tender 4/1/1997                                                            6,340,000
              -----------------------------------------------------------------------------------
     960,000  Pennsylvania Housing Finance Authority, Section 8 Assisted Residential Development
              Refunding Bonds (Series 1992A) Weekly VRDNs (CGIC INS)/(Citibank NA, New York LIQ)          960,000
              -----------------------------------------------------------------------------------
   1,960,000  Pennsylvania Housing Finance Authority, Variable Rate Merlots
              (Series I), 4.15% TOBs, Optional Tender 1/1/1997                                          1,960,000
              -----------------------------------------------------------------------------------
   2,500,000  Pennsylvania State Higher Education Facilities Authority Daily VRDNs (Temple
              University)/(Morgan Guaranty Trust Co., New York LOC)                                     2,500,000
              -----------------------------------------------------------------------------------
   3,300,000  Pennsylvania State University, Series of 1996, 4.25% BANs, 4/4/1997                       3,310,080
              -----------------------------------------------------------------------------------
   8,800,000  Philadelphia Redevelopment Authority, Multi-Family Revenue Bonds (Series 1985)
              Weekly VRDNs (Franklin Town Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)           8,800,000
              -----------------------------------------------------------------------------------
   1,000,000  Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital
              Revenue Bonds (Series A of 1996) Daily VRDNs (Children's Hospital of


              Philadelphia)/(Morgan Guaranty Trust Co., New York LIQ)                                   1,000,000
              -----------------------------------------------------------------------------------
   2,000,000  Philadelphia, PA, (Series A of 1996-1997), 4.50% TRANs, 6/30/1997                         2,006,644
              -----------------------------------------------------------------------------------
   2,275,000  Red Lion, PA Area School District, 4.25% TRANs, 6/30/1997                                 2,280,784
              -----------------------------------------------------------------------------------
   2,000,000  Schuylkill County, PA IDA, Manufacturing Facilities Revenue Bonds (Series 1995)
              Weekly VRDNs (Prime Packing, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA
              LOC)                                                                                      2,000,000
              -----------------------------------------------------------------------------------
   2,100,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.65% CP (Scrubgrass Power
              Corp.)/(National Westminster Bank, PLC, London LOC), Mandatory Tender 1/23/1997           2,100,000
              -----------------------------------------------------------------------------------
$  4,000,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.65% CP (Scrubgrass Power
              Corp.)/(National Westminster Bank, PLC, London LOC), Mandatory Tender 11/12/1996     $    4,000,000
              -----------------------------------------------------------------------------------
     695,000  Washington County, PA Hospital Authority, (Series 1990) Weekly VRDNs (Mac Plastics,
              Inc.)/(National City Bank, Cleveland, OH LOC)                                               695,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,700,000  Washington County, PA Municipal Authority Facilities, (Series 1985A) Weekly VRDNs
              (1985-A Pooled Equipment Lease Program)/(Sanwa Bank Ltd, Osaka LOC)                       2,700,000
              -----------------------------------------------------------------------------------
   1,200,000  Washington County, PA, IDA (Series 1988) Weekly VRDNs
              (Coca-Cola Co.)/(Mellon Bank NA, Pittsburgh LOC)                                          1,200,000
              -----------------------------------------------------------------------------------
   1,000,000  West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly
              VRDNs (Lebanon Valley Brethern Home Project (PA)/(Meridian Bank N.A., Philadelphia,
              PA LOC)                                                                                   1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  York County, PA IDA, Variable Rate Demand Ltd. Obligation Revenue Bonds (Series
              1996) Weekly VRDNs (Metal Exchange Corp.)/ (Comerica Bank, Detroit, MI LOC)               1,000,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS, AT AMORTIZED COST (B)                                             $  277,084,183
              -----------------------------------------------------------------------------------  --------------




Securities that are subject to the Alternative Minimum Tax represent 37.25% of the portfolio as calculated based upon total portfolio market value.


 (a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.


     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating catefories should be identified as a First or Second Tier security.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     At October 31, 1996, the portfolio securities were rated as follows:



     TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


   FIRST TIER      SECOND TIER
   93.96%          6.04%





(b)  Also represents cost for federal tax purposes.
   -


Note: The categories of investments are shown as a percentage of net assets
      ($278,752,100) at October 31, 1996.

The following acronyms are used throughout this portfolio:

BANs-- Bond Anticipation Notes
CGIC-- Capital Guaranty Insurance Corporation
CP-- Commercial Paper
FGIC-- Financial Guaranty Insurance Company
FSA-- Financial Security Assurance
GANs-- Grant Anticipation Notes
HDA-- Hospital Development Authority
IDA-- Industrial Development Authority
IDRB-- Industrial Development Revenue Bond
INS-- Insured
LIQ-- Liquidity Agreement
LOC-- Letter of Credit
PCR-- Pollution Control Revenue
PLC-- Public Limited Company
RANs-- Revenue Anticipation Notes
TANs-- Tax Anticipation Notes
TOBs-- Tender Option Bonds
TRANs-- Tax and Revenue Anticipation Notes


VRDB's-- Variable Rate Demand Bonds
VRDNs-- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  277,084,183
-------------------------------------------------------------------------------------------------
Cash                                                                                                      212,204
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,120,548
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 27,513
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     279,444,448
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $   70,241
-------------------------------------------------------------------------------------
Income distribution payable                                                               531,620
-------------------------------------------------------------------------------------
Accrued expenses                                                                           90,487
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    692,348
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 278,752,100 shares outstanding                                                      $  278,752,100
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:


-------------------------------------------------------------------------------------------------
$221,850,715 / 221,850,715 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------------------------
$19,824,886 / 19,824,886 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------------------------
$37,076,499 / 37,076,499 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------




(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $ 11,097,104
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $ 1,470,813
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    222,042
---------------------------------------------------------------------------------------
Custodian fees                                                                                45,506
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      64,120
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,077
---------------------------------------------------------------------------------------
Auditing fees                                                                                 14,592
---------------------------------------------------------------------------------------
Legal fees                                                                                     4,488
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     96,483
---------------------------------------------------------------------------------------
Distribution services fee--Cash Series Shares                                                 74,284
---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       637,806
---------------------------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                                                  46,427


---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                51,312
---------------------------------------------------------------------------------------
Share registration costs                                                                      30,773
---------------------------------------------------------------------------------------
Printing and postage                                                                          23,296
---------------------------------------------------------------------------------------
Insurance premiums                                                                             5,783
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  3,066
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         2,794,868
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $ (647,993)
---------------------------------------------------------------------------
  Waiver of distribution services fee--Cash Series Shares                        (9,312)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares             (127,561)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                      (51,312)
---------------------------------------------------------------------------  ----------
    Total waivers                                                                           (836,178)
---------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                    1,958,690
----------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                    $  9,138,414
----------------------------------------------------------------------------------------------------  ------------






(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             YEAR ENDED            YEAR ENDED
                                                                          OCTOBER 31, 1996      OCTOBER 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                    $        9,138,414    $        9,679,534
----------------------------------------------------------------------  --------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
  Institutional Service Shares                                                   (7,961,058)           (8,951,830)
----------------------------------------------------------------------
  Cash Series Shares                                                               (504,436)             (718,640)
----------------------------------------------------------------------
  Institutional Shares                                                             (672,920)               (9,064)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from distributions to shareholders           (9,138,414)           (9,679,534)
----------------------------------------------------------------------  --------------------  --------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                  1,005,435,067         1,028,950,579
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            2,204,567             2,339,163


----------------------------------------------------------------------
Cost of shares redeemed                                                      (1,036,079,299)         (971,610,388)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from share transactions                     (28,439,665)           59,679,354
----------------------------------------------------------------------  --------------------  --------------------
          Change in net assets                                                  (28,439,665)           59,679,354
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                             307,191,765           247,512,411
----------------------------------------------------------------------  --------------------  --------------------
End of period                                                            $      278,752,100    $      307,191,765
----------------------------------------------------------------------  --------------------  --------------------




(See Notes which are an integral part of the Financial Statements)
PENNSYLVANIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares and Institutional Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

PENNSYLVANIA MUNICIPAL CASH TRUST


--------------------------------------------------------------------------------

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $278,752,100.


Transactions in shares were as follows:


                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
                                                                                    --------------  --------------
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            859,300,895     940,400,092
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       1,683,244       1,631,397
----------------------------------------------------------------------------------
Shares redeemed                                                                       (915,540,908)   (894,784,261)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Institutional Service share
     transactions                                                                      (54,556,769)     47,247,228
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
                                                                                    --------------  --------------
CASH SERIES SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             54,089,713      85,377,025
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         485,371         705,513
----------------------------------------------------------------------------------


Shares redeemed                                                                        (63,005,461)    (76,179,429)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Cash Series share transactions                           (8,430,377)      9,903,109
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
                                                                                    --------------  --------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             92,044,459       3,173,462
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          35,952           2,253
----------------------------------------------------------------------------------
Shares redeemed                                                                        (57,532,930)       (646,698)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Institutional share transactions                         34,547,481       2,529,017
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                      (28,439,665)     59,679,354
----------------------------------------------------------------------------------  --------------  --------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.


     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.


     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $446,357,000 and $488,200,000, respectively.

PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 71% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Pennsylvania Municipal Cash Trust):


We have audited the accompanying statement of assets and liabilities of


Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2, 15 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996
ADDRESSES
--------------------------------------------------------------------------------


Pennsylvania Municipal Cash Trust
                    Cash Series Shares                                                 Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                         Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------
Investment Adviser
                    ]Federated Management                                              Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                                P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                             P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                                2100 One PPG Place
                                                                                       Pittsburgh, PA 15222


-----------------------------------------------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL
CASH TRUST
CASH SERIES SHARES
PROSPECTUS
A Portfolio of Federated
Municipal Trust, an Open-End
Management Investment Company



Prospectus dated December 31, 1996





[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.


       Cusip 314229881
       9101005A-CSS (12/96)









PENNSYLVANIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS


The Institutional Shares of Pennsylvania Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Pennsylvania municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Pennsylvania, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE


SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY


IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------


FINANCIAL HIGHLIGHTS--


  INSTITUTIONAL SHARES                                                         2
--

------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3


  Investment Policies                                                          3
  Pennsylvania Municipal Securities                                            5
  Investment Risks                                                             6
  Investment Limitations                                                       6


FUND INFORMATION                                                               7

------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Shares                                         8
  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

ACCOUNT AND SHARE INFORMATION                                                 11
------------------------------------------------------

TAX INFORMATION                                                               12
------------------------------------------------------


  Federal Income Tax                                                          12
  State and Local Taxes                                                       12

OTHER CLASSES OF SHARES                                                       13
------------------------------------------------------

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH SERIES SHARES                                      14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      32
------------------------------------------------------

ADDRESSES                                                                     33
------------------------------------------------------

SUMMARY OF FUND EXPENSES


--------------------------------------------------------------------------------





                                                    INSTITUTIONAL SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..........................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)..........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).....................................       None
Exchange Fee...........................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1)......................................................................       0.28%
12b-1 Fee..............................................................................................       None
Total Other Expenses...................................................................................       0.17%
     Shareholder Services Fee (after waiver) (2)...............................................   0.00%
          Total Operating Expenses (3).................................................................       0.45%




------------
(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.


(3) The Total Operating Expenses would have been 0.92% absent the voluntary waiver of a portion of the management fee and the voluntary waiver of the shareholder services fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $5         $14        $25        $57





     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES


--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Reference is made to the Report of Independent Public Accountants on page 33.



                                                                                                   YEAR ENDED
                                                                                                  OCTOBER 31,
                                                                                               1996       1995(A)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $    1.00   $    1.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------
  Net investment income                                                                           0.03        0.01
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------
  Distributions from net investment income                                                       (0.03)      (0.01)
-------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                               $    1.00   $    1.00
-------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                  3.37%       1.03%
-------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------
  Expenses                                                                                        0.45%       0.45%*
-------------------------------------------------------------------------------------------
  Net investment income                                                                           3.27%       3.81%*
-------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                0.47%       0.46%*
-------------------------------------------------------------------------------------------


SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
                                                                                             $37,076       $2,529
-------------------------------------------------------------------------------------------





  * Computed on an annualized basis.



 (a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.



(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------




The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established three classes of shares known as Cash Series Shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Pennsylvania dividend and interest income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Pennsylvania and its political subdivisions and financing authorities, and obligations of other states,




territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Pennsylvania state income tax, imposed upon non-corporate taxpayers ("Pennsylvania Municipal Securities"). Examples of Pennsylvania Municipal Securities include, but are not limited to:



       tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;



       bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;


       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and


       participation, trust, and partnership interests in any of the foregoing obligations.




VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Pennsylvania Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Pennsylvania Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.



DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Pennsylvania Municipal Securities is subject to the federal alternative minimum tax.

PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Pennsylvania Municipal Securities are


"general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Pennsylvania Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Pennsylvania Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Pennsylvania Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.




Obligations of issuers of Pennsylvania Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to the risk considerations the Fund's concentration in Pennsylvania Municipal Securities may entrail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval.


The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the


     Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.




SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



MAXIMUM FEE        AVERAGE AGGREGATE DAILY NET ASSETS
         .15%               on the first $250 million
        .125%               on the next $250 million
         .10%               on the next $250 million
        .075%          on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------



Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 (Eastern time) that day. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Pennsylvania Municipal Cash Trust--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Pennsylvania Municipal Cash Trust--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.



REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If shares certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.





Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES


In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.



Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.





PENNSYLVANIA TAXES. Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers other classes of shares called Institutional Service Shares and Cash Series Shares.



Cash Series Shares are sold primarily to retail customers of financial institutions. Cash Series Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Cash Series Shares are subject to a minimum initial investment of $10,000 over a 90 day period.





The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90 day period.


All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.


To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 32.


                                                                         YEAR ENDED OCTOBER 31,
                                                     1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD               $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                 0.03       0.03       0.02       0.02       0.03        0.03
-------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income             (0.03)     (0.03)     (0.02)     (0.02)     (0.03)      (0.03)
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                        2.75%      3.02%      1.84%      1.83%      2.67%       3.55%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                              1.05%      1.05%      1.04%      0.97%      0.96%       0.78%*
-------------------------------------------------
  Net investment income                                 2.72%      2.98%      1.73%      1.88%      2.64%       3.92%*
-------------------------------------------------
  Expense waiver/reimbursement (c)                      0.27%      0.28%      0.18%      0.12%      0.12%       0.28%*
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------


  Net assets, end of period (000 omitted)            $19,825     $28,255   $18,352     $18,561   $24,694      $19,846
-------------------------------------------------




  * Computed on an annualized basis.

 (a) Reflects operations for the period from January 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 32.


                                                                   YEAR ENDED OCTOBER 31,
                                          1996       1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                      0.03       0.03       0.02       0.02       0.03       0.05        0.05
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                    (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.05)      (0.05)
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD          $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                             3.16%      3.44%      2.25%      2.24%      3.08%      4.64%       5.78%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                   0.65%      0.65%      0.64%      0.57%      0.56%      0.55%       0.50%*
--------------------------------------
  Net investment income                      3.12%      3.38%      2.19%      2.21%      3.04%      4.53%       5.56%*
--------------------------------------
  Expense waiver/ reimbursement (c)          0.27%      0.27%      0.02%      0.12%      0.12%      0.11%       0.18%*
--------------------------------------
SUPPLEMENTAL DATA


--------------------------------------
  Net assets, end of period (000
  omitted)                               $221,851   $276,407   $229,160   $318,518   $308,200    $317,165   $275,882
--------------------------------------




  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 21, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)
PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--99.4%
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--99.4%
              -----------------------------------------------------------------------------------
$  7,000,000  Allegheny County, PA HDA, Hosp. Revenue Bonds (Series B 1995) Weekly VRDNs
              (Allegheny General Hospital)/(Morgan Guaranty Trust Co., New York LOC)               $    7,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Allegheny County, PA IDA, (Series 1991) Weekly VRDNs (Mine Safety Appliances
              Co.)/(Sanwa Bank Ltd, Osaka LOC)                                                          1,000,000
              -----------------------------------------------------------------------------------
   1,300,000  Allegheny County, PA IDA, (Series 1991B) Weekly VRDNs (Shandon, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                 1,300,000
              -----------------------------------------------------------------------------------
   6,500,000  Allegheny County, PA IDA, 3.70% CP (Duquesne Light Power Co.)/ (Barclays Bank PLC,
              London LOC), Mandatory Tender 2/21/1997                                                   6,500,000
              -----------------------------------------------------------------------------------
   4,850,000  Allegheny County, PA IDA, Commercial Development Revenue Bonds (Series 1992) Weekly
              VRDNs (Eleven Parkway Center Associates)/(National City, Pennsylvania LOC)                4,850,000
              -----------------------------------------------------------------------------------
   5,000,000  Allegheny County, PA IDA, PCR (Series 1992A), 3.75% TOBs (Duquesne Light Power
              Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC), Optional Tender 11/7/1996         5,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Allegheny County, PA Port Authority, (Series A), 3.90% GANs (PNC Bank, N.A. LOC),


              6/30/1997                                                                                 5,000,000
              -----------------------------------------------------------------------------------
   3,000,000  Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E), 3.65% CP (Toledo Edison
              Co.)/(Toronto-Dominion Bank LOC), Mandatory Tender 12/10/1996                             3,000,000
              -----------------------------------------------------------------------------------
   4,000,000  Bedford County, PA IDA, IDRB's (Series 1985) Weekly VRDNs (Sepa, Inc.
              Facility)/(Banque Paribas, Paris LOC)                                                     4,000,000
              -----------------------------------------------------------------------------------
   1,210,000  Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,210,000
              -----------------------------------------------------------------------------------
   1,245,000  Berks County, PA IDA Weekly VRDNs (Beacon Container)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,245,000
              -----------------------------------------------------------------------------------
   1,900,000  Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow Electronics,
              Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                                        1,900,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
$  1,865,000  Berks County, PA IDA, Mfg Facilities Revenue Bonds (Series 1995) Weekly VRDNs
              (Grafika Commercial Printing, Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)     $    1,865,000
              -----------------------------------------------------------------------------------
     450,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries A) Weekly VRDNs
              (Corestates Bank N.A., Philadelphia, PA LOC)                                                450,000
              -----------------------------------------------------------------------------------
   1,165,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries B) Weekly VRDNs
              (Corestates Bank N.A., Philadelphia, PA LOC)                                              1,165,000
              -----------------------------------------------------------------------------------
   1,425,000  Berks County, PA IDA, VRD/Fixed Rate Revenue Bonds (Series A of 1996) Weekly VRDNs
              (Lebanon Valley Mall Co.)/(Corestates, Reading, PA LOC)                                   1,425,000
              -----------------------------------------------------------------------------------
   4,000,000  Berks County, PA, (Series 1996), 4.50% TRANs, 12/31/1996                                  4,003,152
              -----------------------------------------------------------------------------------
   2,445,000  Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     2,445,000
              -----------------------------------------------------------------------------------
   2,835,000  Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     2,835,000


              -----------------------------------------------------------------------------------
   4,500,000  Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot Medical Corp.)/(Corestates
              Bank N.A., Philadelphia, PA LOC)                                                          4,500,000
              -----------------------------------------------------------------------------------
   3,000,000  Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances Co.)/ (Sanwa Bank Ltd,
              Osaka LOC)                                                                                3,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances Co.)/ (Sanwa Bank Ltd,
              Osaka LOC)                                                                                1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine Safety Appliances
              Co.)/(Sanwa Bank Ltd, Osaka LOC)                                                          1,000,000
              -----------------------------------------------------------------------------------
   1,400,000  Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/ (Chase Manhattan
              Bank N.A., New York LOC)                                                                  1,400,000
              -----------------------------------------------------------------------------------
   5,500,000  Butler County, PA IDA, First Mortgage Revenue Bonds, 10.125% Bonds (St. John
              Lutheran Care Center)/(United States Treasury PRF),
              10/1/1997 (@102)                                                                          5,915,633
              -----------------------------------------------------------------------------------
$  2,385,000  Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs (Lue-Rich Holding Company,
              Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                                    $    2,385,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,400,000  Cambria County, PA IDA Weekly VRDNs (Cambria Cogeneration)/ (ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            2,400,000
              -----------------------------------------------------------------------------------
   1,700,000  Carbon County, PA IDA Weekly VRDNs (Summit Management & Utilities, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                 1,700,000
              -----------------------------------------------------------------------------------
   5,000,000  Carbon County, PA IDA, 3.65% CP (Panther Creek)/(National Westminster Bank, PLC,
              London LOC), Mandatory Tender 2/19/1997                                                   5,000,000
              -----------------------------------------------------------------------------------
   6,825,000  Carbon County, PA IDA, Resource Recovery Bonds, 3.65% CP (Panther Creek)/(National
              Westminster Bank, PLC, London LOC), Mandatory Tender 2/19/1997                            6,825,000
              -----------------------------------------------------------------------------------
   5,000,000  Carbon County, PA IDA, Solid Waste Disposal Revenue Notes (Series 1995B), 3.90%
              RANs (Horsehead Resource Development, Inc.)/(Chase Manhattan Bank N.A., New York
              LOC), 12/3/1996                                                                           5,000,000
              -----------------------------------------------------------------------------------
   7,300,000  Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/(ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            7,300,000
              -----------------------------------------------------------------------------------


   8,000,000  Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds (Series 1992A), 3.80%
              TOBs (International Paper Co.), Optional Tender
              1/15/1997                                                                                 8,000,000
              -----------------------------------------------------------------------------------
   3,000,000  Clinton County, PA, IDA Weekly VRDNs (Armstrong World Industries, Inc.)/(Mellon
              Bank NA, Pittsburgh LOC)                                                                  3,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Coatsville, PA School District, 4.25% TRANs, 6/30/1997                                    5,007,912
              -----------------------------------------------------------------------------------
   5,000,000  Commonwealth of Pennsylvania, 4.50% TANs, 6/30/1997                                       5,025,704
              -----------------------------------------------------------------------------------
   1,500,000  Cumberland County, PA IDA, Industrial Development Bonds (Series 1994) Weekly VRDNs
              (Lane Enterprises, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA LOC)             1,500,000
              -----------------------------------------------------------------------------------
   3,000,000  Delaware County Authority, PA, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs
              (Crozer-Chester Medical Center)/(Kredietbank N.V., Brussels LOC)                          3,000,000
              -----------------------------------------------------------------------------------
$  6,500,000  Delaware County, PA PCR, (Series C), 3.65% CP (Philadelphia Electric Co.)/(FGIC
              INS), Mandatory Tender 1/8/1997                                                      $    6,500,000
              -----------------------------------------------------------------------------------
   1,805,000  Downington Area School District, (Series A), 4.00% Bonds, 3/1/1997                        1,806,703
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   3,900,000  East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs (Yellow Freight
              System)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                      3,900,000
              -----------------------------------------------------------------------------------
   5,800,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Mellon
              Bank NA, Pittsburgh LOC)                                                                  5,800,000
              -----------------------------------------------------------------------------------
     400,000  Erie County, PA IDA Weekly VRDNs (P.H.B. Project)/(PNC Bank, N.A. LOC)                      400,000
              -----------------------------------------------------------------------------------
     325,000  Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C Value, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                   325,000
              -----------------------------------------------------------------------------------
     500,000  Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B. Project)/(PNC Bank, N.A. LOC)          500,000
              -----------------------------------------------------------------------------------
   1,600,000  Erie County, PA IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor,
              Inc.)/(PNC Bank, N.A. LOC)                                                                1,600,000
              -----------------------------------------------------------------------------------
     400,000  Forest County, PA IDA Weekly VRDNs (Industrial Timber & Land Co.)/(National City
              Bank, Cleveland, OH LOC)                                                                    400,000
              -----------------------------------------------------------------------------------


   1,155,000  Forest County, PA IDA Weekly VRDNs (Marienville Health Care Facility)/(PNC Bank,
              N.A. LOC)                                                                                 1,155,000
              -----------------------------------------------------------------------------------
   1,800,000  Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited Partnership)/(PNC
              Bank, N.A. LOC)                                                                           1,800,000
              -----------------------------------------------------------------------------------
   2,670,000  Hampton Township, PA School District, 4.19% TRANs, 6/30/1997                              2,671,520
              -----------------------------------------------------------------------------------
   2,700,000  Lackawanna County, PA IDA, (Series 1992) Weekly VRDNs (Hem Project)/(Corestates
              Bank N.A., Philadelphia, PA LOC)                                                          2,700,000
              -----------------------------------------------------------------------------------
   2,200,000  Lancaster, PA Higher Education Authority, College Revenue Bonds (Series 1995)
              Weekly VRDNs (Franklin and Marshall College Project)                                      2,200,000
              -----------------------------------------------------------------------------------
   1,356,092  Lawrence County, PA IDA, (Series 1989A) Weekly VRDNs (Ellwood Uddeholm Steel
              Co.)/(KeyBank, N.A. LOC)                                                                  1,356,092
              -----------------------------------------------------------------------------------
$  1,000,000  Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 1990) Weekly
              VRDNs (Phoebe Terrace, Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)            $    1,000,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,800,000  Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs (Hershey Pizza Co., Inc.)/(PNC
              Bank, N.A. LOC)                                                                           2,800,000
              -----------------------------------------------------------------------------------
   5,000,000  Luzerne Co, PA, 3.85% TRANs, 12/31/1996                                                   5,001,183
              -----------------------------------------------------------------------------------
   1,650,000  Marple Township, PA, (Series 1996), 4.25% TRANs, 12/31/1996                               1,651,697
              -----------------------------------------------------------------------------------
     790,000  McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds Weekly VRDNs (Bradford
              Manor, Inc.)/(PNC Bank, N.A. LOC)                                                           790,000
              -----------------------------------------------------------------------------------
   3,300,000  Monroe County, PA IDA, PCR Weekly VRDNs (Cooper Industries, Inc.)/(Sanwa Bank Ltd,
              Osaka LOC)                                                                                3,300,000
              -----------------------------------------------------------------------------------
   1,070,000  Montgomery County, PA Higher Education and Health Authority, (Series 1992) Weekly
              VRDNs (Pottstown Healthcare Corporation Project)/(Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,070,000
              -----------------------------------------------------------------------------------
   2,600,000  Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (General Signal
              Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                          2,600,000


              -----------------------------------------------------------------------------------
   1,300,000  Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI Limited
              Partnership)/(Corestates Bank N.A., Philadelphia, PA LOC)                                 1,300,000
              -----------------------------------------------------------------------------------
   1,635,000  Montgomery County, PA IDA, (Series 84) Weekly VRDNs (Thomas & Betts
              Corp.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                       1,635,000
              -----------------------------------------------------------------------------------
   4,975,000  Moon Township, PA IDA Weekly VRDNs (Airport Hotel Associates)/ (ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            4,975,000
              -----------------------------------------------------------------------------------
   7,000,000  Moon Township, PA IDA, Variable Rate Commercial Development Revenue Bond (Series
              1995A) Weekly VRDNs (One Thorn Run Center)/(National City, Pennsylvania LOC)              7,000,000
              -----------------------------------------------------------------------------------
   3,500,000  New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson
              Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)                                         3,500,000
              -----------------------------------------------------------------------------------
   3,250,000  Norristown, PA, (Series 1996), 3.75% TRANs, 12/31/1996                                    3,250,000
              -----------------------------------------------------------------------------------
$  9,000,000  Northampton County, PA IDA, 3.70% CP (Citizens Utilities Co.), Mandatory Tender
              2/13/1997                                                                            $    9,000,000
              -----------------------------------------------------------------------------------
   3,850,000  Northampton County, PA IDA, 3.80% CP (Citizens Utilities Co.), Mandatory Tender
              1/16/1997                                                                                 3,850,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   4,000,000  Northeastern, PA Hospital & Education Authority, VRDB's (Series 1996) Weekly VRDNs
              (Allhealth Pooled Financing Program)/(Chase Manhattan Bank N.A., New York LOC)            4,000,000
              -----------------------------------------------------------------------------------
   1,500,000  Northgate School District, PA, 4.22% TANs, 6/30/1997                                      1,501,132
              -----------------------------------------------------------------------------------
   1,590,000  Northumberland County PA IDA, Revenue Bonds (Series A of 1995) Weekly VRDNs (Furman
              Farms, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                         1,590,000
              -----------------------------------------------------------------------------------
   1,000,000  Penns Manor Area School District, PA, 4.07% TRANs, 6/30/1997                              1,000,947
              -----------------------------------------------------------------------------------
   1,800,000  Pennsylvania Education Development Authority Weekly VRDNs (Cyrogenics, Inc.)/(PNC
              Bank, N.A. LOC)                                                                           1,800,000
              -----------------------------------------------------------------------------------
   2,900,000  Pennsylvania Education Development Authority Weekly VRDNs (Industrial Scientific
              Corp.)/(Mellon Bank NA, Pittsburgh LOC)                                                   2,900,000
              -----------------------------------------------------------------------------------
     675,000  Pennsylvania Education Development Authority Weekly VRDNs (Pioneer Fluid)/(PNC
              Bank, N.A. LOC)                                                                             675,000
              -----------------------------------------------------------------------------------


     600,000  Pennsylvania Education Development Authority Weekly VRDNs (RMF Associates)/(PNC
              Bank, N.A. LOC)                                                                             600,000
              -----------------------------------------------------------------------------------
     850,000  Pennsylvania Education Development Authority Weekly VRDNs (Reace Associates)/(PNC
              Bank, N.A. LOC)                                                                             850,000
              -----------------------------------------------------------------------------------
     450,000  Pennsylvania Education Development Authority, (Series B) Weekly VRDNs (Payne
              Printing Co.)/(PNC Bank, N.A. LOC)                                                          450,000
              -----------------------------------------------------------------------------------
   1,000,000  Pennsylvania Education Development Authority, Economic Development Revenue Bonds
              (Series 1996C) Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)        1,000,000
              -----------------------------------------------------------------------------------
   1,075,000  Pennsylvania Education Development Authority, Revenue Bonds (Series G4) Weekly
              VRDNs (Metamora Products)/(PNC Bank, N.A. LOC)                                            1,075,000
              -----------------------------------------------------------------------------------
$    300,000  Pennsylvania Education Development Authority, Revenue Bonds Weekly VRDNs (DDI
              Pharmaceuticals, Inc.)/(PNC Bank, N.A. LOC)                                          $      300,000
              -----------------------------------------------------------------------------------
     500,000  Pennsylvania Education Development Authority, Revenue Bonds Weekly VRDNs (RAM
              Forest Products)/(PNC Bank, N.A. LOC)                                                       500,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   6,340,000  Pennsylvania Housing Finance Authority, 3.85% TOBs (First National Bank of Chicago
              LIQ), Optional Tender 4/1/1997                                                            6,340,000
              -----------------------------------------------------------------------------------
     960,000  Pennsylvania Housing Finance Authority, Section 8 Assisted Residential Development
              Refunding Bonds (Series 1992A) Weekly VRDNs (CGIC INS)/(Citibank NA, New York LIQ)          960,000
              -----------------------------------------------------------------------------------
   1,960,000  Pennsylvania Housing Finance Authority, Variable Rate Merlots
              (Series I), 4.15% TOBs, Optional Tender 1/1/1997                                          1,960,000
              -----------------------------------------------------------------------------------
   2,500,000  Pennsylvania State Higher Education Facilities Authority Daily VRDNs (Temple
              University)/(Morgan Guaranty Trust Co., New York LOC)                                     2,500,000
              -----------------------------------------------------------------------------------
   3,300,000  Pennsylvania State University, Series of 1996, 4.25% BANs, 4/4/1997                       3,310,080
              -----------------------------------------------------------------------------------
   8,800,000  Philadelphia Redevelopment Authority, Multi-Family Revenue Bonds (Series 1985)
              Weekly VRDNs (Franklin Town Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)           8,800,000
              -----------------------------------------------------------------------------------
   1,000,000  Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital
              Revenue Bonds (Series A of 1996) Daily VRDNs (Children's Hospital of


              Philadelphia)/(Morgan Guaranty Trust Co., New York LIQ)                                   1,000,000
              -----------------------------------------------------------------------------------
   2,000,000  Philadelphia, PA, (Series A of 1996-1997), 4.50% TRANs, 6/30/1997                         2,006,644
              -----------------------------------------------------------------------------------
   2,275,000  Red Lion, PA Area School District, 4.25% TRANs, 6/30/1997                                 2,280,784
              -----------------------------------------------------------------------------------
   2,000,000  Schuylkill County, PA IDA, Manufacturing Facilities Revenue Bonds (Series 1995)
              Weekly VRDNs (Prime Packing, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA
              LOC)                                                                                      2,000,000
              -----------------------------------------------------------------------------------
   2,100,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.65% CP (Scrubgrass Power
              Corp.)/(National Westminster Bank, PLC, London LOC), Mandatory Tender 1/23/1997           2,100,000
              -----------------------------------------------------------------------------------
$  4,000,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.65% CP (Scrubgrass Power
              Corp.)/(National Westminster Bank, PLC, London LOC), Mandatory Tender 11/12/1996     $    4,000,000
              -----------------------------------------------------------------------------------
     695,000  Washington County, PA Hospital Authority, (Series 1990) Weekly VRDNs (Mac Plastics,
              Inc.)/(National City Bank, Cleveland, OH LOC)                                               695,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,700,000  Washington County, PA Municipal Authority Facilities, (Series 1985A) Weekly VRDNs
              (1985-A Pooled Equipment Lease Program)/(Sanwa Bank Ltd, Osaka LOC)                       2,700,000
              -----------------------------------------------------------------------------------
   1,200,000  Washington County, PA, IDA (Series 1988) Weekly VRDNs
              (Coca-Cola Co.)/(Mellon Bank NA, Pittsburgh LOC)                                          1,200,000
              -----------------------------------------------------------------------------------
   1,000,000  West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly
              VRDNs (Lebanon Valley Brethern Home Project (PA)/(Meridian, Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  York County, PA IDA, Variable Rate Demand Ltd. Obligation Revenue Bonds (Series
              1996) Weekly VRDNs (Metal Exchange Corp.)/ (Comerica Bank, Detroit, MI LOC)               1,000,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS, AT AMORTIZED COST (B)                                             $  277,084,183
              -----------------------------------------------------------------------------------  --------------




Securities that are subject to the Alternative Minimum Tax represent 37.25% of the portfolio as calculated based upon total portfolio market value.


 (a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.


     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a securitiy rated by multiple NRSROs in different rating catefories should be identified as a First or Second Tier security.

PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     At October 31, 1996, the portfolio securities were rated as follows:


     TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


   FIRST TIER      SECOND TIER
   93.96%             6.04%





 (b)  Also represents cost for federal tax purposes.
    -


Note: The categories of investments are shown as a percentage of net assets
      ($278,752,100) at October 31, 1996.

The following acronyms are used throughout this portfolio:

BANs-- Bond Anticipation Notes
CGIC-- Capital Guaranty Insurance Corporation
CP-- Commercial Paper
FGIC-- Financial Guaranty Insurance Company
FSA-- Financial Security Assurance
GANs-- Grant Anticipation Notes
HDA-- Hospital Development Authority
IDA-- Industrial Development Authority
IDRB-- Industrial Development Revenue Bond
INS-- Insured
LIQ-- Liquidity Agreement
LOC-- Letter of Credit
PCR-- Pollution Control Revenue
PLC-- Public Limited Company
RANs-- Revenue Anticipation Notes
TANs-- Tax Anticipation Notes
TOBs-- Tender Option Bonds
TRANs-- Tax and Revenue Anticipation Notes


VRDB's-- Variable Rate Demand Bonds
VRDNs-- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)
PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  277,084,183
-------------------------------------------------------------------------------------------------
Cash                                                                                                      212,204
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,120,548
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 27,513
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     279,444,448
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $   70,241
-------------------------------------------------------------------------------------
Income distribution payable                                                               531,620
-------------------------------------------------------------------------------------
Accrued expenses                                                                           90,487
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    692,348
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 278,752,100 shares outstanding                                                      $  278,752,100
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:


-------------------------------------------------------------------------------------------------
$221,850,715 / 221,850,715 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------------------------
$19,824,886 / 19,824,886 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------------------------
$37,076,499 / 37,076,499 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------




(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $ 11,097,104
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $ 1,470,813
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    222,042
---------------------------------------------------------------------------------------
Custodian fees                                                                                45,506
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      64,120
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,077
---------------------------------------------------------------------------------------
Auditing fees                                                                                 14,592
---------------------------------------------------------------------------------------
Legal fees                                                                                     4,488
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     96,483
---------------------------------------------------------------------------------------
Distribution services fee--Cash Series Shares                                                 74,284
---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       637,806
---------------------------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                                                  46,427


---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                51,312
---------------------------------------------------------------------------------------
Share registration costs                                                                      30,773
---------------------------------------------------------------------------------------
Printing and postage                                                                          23,296
---------------------------------------------------------------------------------------
Insurance premiums                                                                             5,783
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  3,066
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         2,794,868
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $ (647,993)
---------------------------------------------------------------------------
  Waiver of distribution services fee--Cash Series Shares                        (9,312)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares             (127,561)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                      (51,312)
---------------------------------------------------------------------------  ----------
    Total waivers                                                                           (836,178)
---------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                    1,958,690
----------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                    $  9,138,414
----------------------------------------------------------------------------------------------------  ------------






(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             YEAR ENDED            YEAR ENDED
                                                                          OCTOBER 31, 1996      OCTOBER 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                    $        9,138,414    $        9,679,534
----------------------------------------------------------------------  --------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
  Institutional Service Shares                                                   (7,961,058)           (8,951,830)
----------------------------------------------------------------------
  Cash Series Shares                                                               (504,436)             (718,640)
----------------------------------------------------------------------
  Institutional Shares                                                             (672,920)               (9,064)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from distributions to shareholders           (9,138,414)           (9,679,534)
----------------------------------------------------------------------  --------------------  --------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                  1,005,435,067         1,028,950,579
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                            2,204,567             2,339,163


----------------------------------------------------------------------
Cost of shares redeemed                                                      (1,036,079,299)         (971,610,388)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from share transactions                     (28,439,665)           59,679,354
----------------------------------------------------------------------  --------------------  --------------------
          Change in net assets                                                  (28,439,665)           59,679,354
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                             307,191,765           247,512,411
----------------------------------------------------------------------  --------------------  --------------------
End of period                                                            $      278,752,100    $      307,191,765
----------------------------------------------------------------------  --------------------  --------------------




(See Notes which are an integral part of the Financial Statements)


PENNSYLVANIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares and Institutional Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.



PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $278,752,100.


Transactions in shares were as follows:


                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
----------------------------------------------------------------------------------  --------------  --------------
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            859,300,895     940,400,092
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       1,683,244       1,631,397
----------------------------------------------------------------------------------
Shares redeemed                                                                       (915,540,908)   (894,784,261)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Institutional Service share
     transactions                                                                      (54,556,769)     47,247,228
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
----------------------------------------------------------------------------------  --------------  --------------
CASH SERIES SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             54,089,713      85,377,025
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         485,371         705,513
----------------------------------------------------------------------------------


Shares redeemed                                                                        (63,005,461)    (76,179,429)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Cash Series share transactions                           (8,430,377)      9,903,109
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
----------------------------------------------------------------------------------  --------------  --------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             92,044,459       3,173,462
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          35,952           2,253
----------------------------------------------------------------------------------
Shares redeemed                                                                        (57,532,930)       (646,698)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Institutional share transactions                         34,547,481       2,529,017
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                      (28,439,665)     59,679,354
----------------------------------------------------------------------------------  --------------  --------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $446,357,000 and $488,200,000, respectively.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 71% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.

Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Pennsylvania Municipal Cash Trust):


We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2, 14 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP



Pittsburgh, Pennsylvania
December 13, 1996
ADDRESSES
--------------------------------------------------------------------------------


Pennsylvania Municipal Cash Trust
                    Institutional Shares                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, Massachusetts 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place


                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL
CASH TRUST
INSTITUTIONAL SHARES
PROSPECTUS



A Portfolio of Federated
Municipal Trust, an Open-End
Management Investment Company



Prospectus dated December 31, 1996





[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.



       Cusip 314229717
       G00214-01-IS (12/96)






PENNSYLVANIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES


PROSPECTUS



The Institutional Service Shares of Pennsylvania Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Pennsylvania municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Pennsylvania, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.





THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.



This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------


FINANCIAL HIGHLIGHTS--

  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3


------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Pennsylvania Municipal Securities                                            5
  Investment Risks                                                             6
  Investment Limitations                                                       6

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional Service
     Shares                                                                    8
  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------



  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--CASH SERIES SHARES                                      15
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES                                    16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      33
------------------------------------------------------



ADDRESSES                                                                     34
------------------------------------------------------

SUMMARY OF FUND EXPENSES


--------------------------------------------------------------------------------



                                                INSTITUTIONAL SERVICE SHARES
                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..........................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable)..........................................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).....................................       None
Exchange Fee...........................................................................................       None
                                                  ANNUAL OPERATING EXPENSES
                                           (As a percentage of average net assets)
Management Fee (after waiver) (1)......................................................................       0.28%
12b-1 Fee..............................................................................................       None
Total Other Expenses...................................................................................       0.37%
     Shareholder Services Fee (after waiver) (2)...............................................   0.20%
          Total Operating Expenses (3).................................................................       0.65%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.



(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.



(3) The Total Operating Expenses would have been 0.92% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.



     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.





EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $7         $21        $36        $81




     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 33.



                                                                   YEAR ENDED OCTOBER 31,
                                          1996       1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                      0.03       0.03       0.02       0.02       0.03       0.05        0.05
--------------------------------------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                    (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.05)      (0.05)
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD          $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                             3.16%      3.44%      2.25%      2.24%      3.08%      4.64%       5.78%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                   0.65%      0.65%      0.64%      0.57%      0.56%      0.55%       0.50%*
--------------------------------------
  Net investment income                      3.12%      3.38%      2.19%      2.21%      3.04%      4.53%       5.56%*
--------------------------------------
  Expense waiver/ reimbursement (c)          0.27%      0.27%      0.02%      0.12%      0.12%      0.11%       0.18%*
--------------------------------------
SUPPLEMENTAL DATA


--------------------------------------
  Net assets, end of period (000
  omitted)                               $221,851   $276,407   $229,160    $318,518   $308,200  $317,165     $275,882
--------------------------------------




  * Computed on an annualized basis.

 (a) Reflects operations for the period from November 21, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established three classes of shares known as Cash Series Shares, Institutional Shares, and Institutional Service Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily financial institutions acting in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Pennsylvania taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.



The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES




The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Pennsylvania dividend and interest income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Pennsylvania and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Pennsylvania state income tax, imposed upon non-corporate taxpayers ("Pennsylvania Municipal Securities"). Examples of Pennsylvania Municipal Securities include, but are not limited to:




       tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;



       bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;


       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and


       participation, trust, and partnership interests in any of the foregoing obligations.


VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.


PARTICIPATION INTERESTS. The Fund may purchase interests in Pennsylvania Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Pennsylvania Municipal Securities.



MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.





CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.



DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.





WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutionshaving capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Pennsylvania Municipal Securities is subject to the federal alternative minimum tax.

PENNSYLVANIA MUNICIPAL SECURITIES

Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Pennsylvania Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Pennsylvania Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Pennsylvania Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Pennsylvania Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Pennsylvania Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Pennsylvania Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to the risk considerations the Fund's concentration in Pennsylvania Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. These investment limitations cannot be changed without shareholder approval.


The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of


     Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.





DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES



Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.




SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



MAXIMUM FEE        AVERAGE AGGREGATE DAILY NET ASSETS
         .15%               on the first $250 million
        .125%               on the next $250 million
         .10%               on the first $250 million
        .075%          on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before


1:00 (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Pennsylvania Municipal Cash Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Pennsylvania Municipal Cash Trust--Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.



HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the



following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.




The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


SPECIAL REDEMPTION FEATURES


CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.


DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.



ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting.


A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PENNSYLVANIA TAXES. Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers other classes of shares called Institutional Shares and Cash Series Shares. Institutional Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90 day period. Cash Series Shares that are sold primarily to retail customers of financial institutions. Investments in Cash Series Shares are subject to a minimum initial investment of $10,000 over a 90-day period.



All classes are subject to certain of the same expenses.



Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees. Expense differences between classes may affect the performance of each class.


Cash Series Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH SERIES SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 33.


                                                                         YEAR ENDED OCTOBER 31,
                                                     1996       1995       1994       1993       1992       1991(A)
NET ASSET VALUE, BEGINNING OF PERIOD               $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                 0.03       0.03       0.02       0.02       0.03        0.03
-------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income             (0.03)     (0.03)     (0.02)     (0.02)     (0.03)      (0.03)
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                        2.75%      3.02%      1.84%      1.83%      2.67%       3.55%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                              1.05%      1.05%      1.04%      0.97%      0.96%       0.78%*
-------------------------------------------------
  Net investment income                                 2.72%      2.98%      1.73%      1.88%      2.64%       3.92%*
-------------------------------------------------
  Expense waiver/reimbursement (c)                      0.27%      0.28%      0.18%      0.12%      0.12%       0.28%*
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------


  Net assets, end of period (000 omitted)            $19,825    $28,255     $18,352    $18,561    $24,694     $19,846
-------------------------------------------------




  * Computed on an annualized basis.

 (a) Reflects operations for the period from January 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 33.


                                                                                                     YEAR ENDED
                                                                                                    OCTOBER 31,
                                                                                                 1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $    1.00   $    1.00
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------
  Net investment income                                                                             0.03        0.01
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------
  Distributions from net investment income                                                         (0.03)      (0.01)
---------------------------------------------------------------------------------------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                                 $    1.00   $    1.00
---------------------------------------------------------------------------------------------  ---------  -----------
TOTAL RETURN (B)                                                                                    3.37%       1.03%
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------
  Expenses                                                                                          0.45%       0.45%*
---------------------------------------------------------------------------------------------
  Net investment income                                                                             3.27%       3.81%*
---------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                  0.47%       0.46%*
---------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA


---------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                        $37,076       $2,529
---------------------------------------------------------------------------------------------




  * Computed on an annualized basis.


 (a) Reflects operations for the period from August 23, 1995 (date of initial public investment) to October 31, 1995.


(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--99.4%
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--99.4%
              -----------------------------------------------------------------------------------
$  7,000,000  Allegheny County, PA HDA, Hosp. Revenue Bonds (Series B 1995) Weekly VRDNs
              (Allegheny General Hospital)/(Morgan Guaranty Trust Co., New York LOC)               $    7,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Allegheny County, PA IDA, (Series 1991) Weekly VRDNs
              (Mine Safety Appliances Co.)/(Sanwa Bank Ltd, Osaka LOC)                                  1,000,000
              -----------------------------------------------------------------------------------
   1,300,000  Allegheny County, PA IDA, (Series 1991B) Weekly VRDNs (Shandon, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                 1,300,000
              -----------------------------------------------------------------------------------
   6,500,000  Allegheny County, PA IDA, 3.70% CP (Duquesne Light Power Co.)/ (Barclays Bank PLC,
              London LOC), Mandatory Tender 2/21/1997                                                   6,500,000
              -----------------------------------------------------------------------------------
   4,850,000  Allegheny County, PA IDA, Commercial Development Revenue Bonds (Series 1992) Weekly
              VRDNs (Eleven Parkway Center Associates)/(National City, Pennsylvania LOC)                4,850,000
              -----------------------------------------------------------------------------------
   5,000,000  Allegheny County, PA IDA, PCR (Series 1992A), 3.75% TOBs (Duquesne Light Power
              Co.)/(Canadian Imperial Bank of Commerce, Toronto LOC), Optional Tender 11/7/1996         5,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Allegheny County, PA Port Authority, (Series A), 3.90% GANs (PNC Bank, N.A. LOC),


              6/30/1997                                                                                 5,000,000
              -----------------------------------------------------------------------------------
   3,000,000  Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E), 3.65% CP (Toledo Edison
              Co.)/(Toronto-Dominion Bank LOC), Mandatory Tender 12/10/1996                             3,000,000
              -----------------------------------------------------------------------------------
   4,000,000  Bedford County, PA IDA, IDRB's (Series 1985) Weekly VRDNs
              (Sepa, Inc. Facility)/(Banque Paribas, Paris LOC)                                         4,000,000
              -----------------------------------------------------------------------------------
   1,210,000  Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,210,000
              -----------------------------------------------------------------------------------
   1,245,000  Berks County, PA IDA Weekly VRDNs (Beacon Container)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,245,000
              -----------------------------------------------------------------------------------
   1,900,000  Berks County, PA IDA, (Series 1988) Weekly VRDNs (Arrow Electronics,
              Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)                                        1,900,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
$  1,865,000  Berks County, PA IDA, Mfg Facilities Revenue Bonds (Series 1995) Weekly VRDNs
              (Grafika Commercial Printing, Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)     $    1,865,000
              -----------------------------------------------------------------------------------
     450,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries A) Weekly VRDNs
              (Corestates Bank N.A., Philadelphia, PA LOC)                                                450,000
              -----------------------------------------------------------------------------------
   1,165,000  Berks County, PA IDA, Revenue Bonds (Series 1995A/Subseries B) Weekly VRDNs
              (Corestates Bank N.A., Philadelphia, PA LOC)                                              1,165,000
              -----------------------------------------------------------------------------------
   1,425,000  Berks County, PA IDA, VRD/Fixed Rate Revenue Bonds (Series A of 1996) Weekly VRDNs
              (Lebanon Valley Mall Co.)/(Corestates Bank, Reading, PA LOC)                              1,425,000
              -----------------------------------------------------------------------------------
   4,000,000  Berks County, PA, (Series 1996), 4.50% TRANs, 12/31/1996                                  4,003,152
              -----------------------------------------------------------------------------------
   2,445,000  Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     2,445,000
              -----------------------------------------------------------------------------------
   2,835,000  Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/ (Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     2,835,000


              -----------------------------------------------------------------------------------
   4,500,000  Bucks County, PA IDA, (Series 1991) Weekly VRDNs (Cabot Medical Corp.)/(Corestates
              Bank N.A., Philadelphia, PA LOC)                                                          4,500,000
              -----------------------------------------------------------------------------------
   3,000,000  Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances Co.)/ (Sanwa Bank Ltd,
              Osaka LOC)                                                                                3,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Butler County, PA IDA Weekly VRDNs (Mine Safety Appliances Co.)/ (Sanwa Bank Ltd,
              Osaka LOC)                                                                                1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Butler County, PA IDA, (Series 1992B) Weekly VRDNs (Mine Safety Appliances
              Co.)/(Sanwa Bank Ltd, Osaka LOC)                                                          1,000,000
              -----------------------------------------------------------------------------------
   1,400,000  Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/ (Chase Manhattan
              Bank N.A., New York LOC)                                                                  1,400,000
              -----------------------------------------------------------------------------------
   5,500,000  Butler County, PA IDA, First Mortgage Revenue Bonds, 10.125% Bonds (St. John
              Lutheran Care Center)/(United States Treasury PRF),
              10/1/1997 (@102)                                                                          5,915,633
              -----------------------------------------------------------------------------------
$  2,385,000  Butler County, PA IDA, IDRB (Series 1994) Weekly VRDNs (Lue-Rich Holding Company,
              Inc. Project)/(ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                       $    2,385,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,400,000  Cambria County, PA IDA Weekly VRDNs (Cambria Cogeneration)/ (ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            2,400,000
              -----------------------------------------------------------------------------------
   1,700,000  Carbon County, PA IDA Weekly VRDNs (Summit Management & Utilities, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                 1,700,000
              -----------------------------------------------------------------------------------
   5,000,000  Carbon County, PA IDA, 3.65% CP (Panther Creek)/(National Westminster Bank, PLC,
              London LOC), Mandatory Tender 2/19/1997                                                   5,000,000
              -----------------------------------------------------------------------------------
   6,825,000  Carbon County, PA IDA, Resource Recovery Bonds, 3.65% CP (Panther Creek)/(National
              Westminster Bank, PLC, London LOC), Mandatory Tender 2/19/1997                            6,825,000
              -----------------------------------------------------------------------------------
   5,000,000  Carbon County, PA IDA, Solid Waste Disposal Revenue Notes
              (Series 1995B), 3.90% RANs (Horsehead Resource Development, Inc.)/
              (Chase Manhattan Bank N.A., New York LOC), 12/3/1996                                      5,000,000
              -----------------------------------------------------------------------------------
   7,300,000  Clearfield County, PA IDA Weekly VRDNs (Penn Traffic Co.)/
              (ABN AMRO Bank N.V., Amsterdam LOC)                                                       7,300,000
              -----------------------------------------------------------------------------------


   8,000,000  Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds
              (Series 1992A), 3.80% TOBs (International Paper Co.), Optional Tender
              1/15/1997                                                                                 8,000,000
              -----------------------------------------------------------------------------------
   3,000,000  Clinton County, PA, IDA Weekly VRDNs (Armstrong World Industries, Inc.)/(Mellon
              Bank NA, Pittsburgh LOC)                                                                  3,000,000
              -----------------------------------------------------------------------------------
   5,000,000  Coatsville, PA School District, 4.25% TRANs, 6/30/1997                                    5,007,912
              -----------------------------------------------------------------------------------
   5,000,000  Commonwealth of Pennsylvania, 4.50% TANs, 6/30/1997                                       5,025,704
              -----------------------------------------------------------------------------------
   1,500,000  Cumberland County, PA IDA, Industrial Development Bonds (Series 1994) Weekly VRDNs
              (Lane Enterprises, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA LOC)             1,500,000
              -----------------------------------------------------------------------------------
   3,000,000  Delaware County Authority, PA, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs
              (Crozer-Chester Medical Center)/(Kredietbank N.V., Brussels LOC)                          3,000,000
              -----------------------------------------------------------------------------------
$  6,500,000  Delaware County, PA PCR, (Series C), 3.65% CP (Philadelphia Electric Co.)/(FGIC
              INS), Mandatory Tender 1/8/1997                                                      $    6,500,000
              -----------------------------------------------------------------------------------
   1,805,000  Downington Area School District, (Series A), 4.00% Bonds, 3/1/1997                        1,806,703
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   3,900,000  East Hempfield Township, PA IDA, (Series 1985) Weekly VRDNs (Yellow Freight
              System)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                      3,900,000
              -----------------------------------------------------------------------------------
   5,800,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Mellon
              Bank NA, Pittsburgh LOC)                                                                  5,800,000
              -----------------------------------------------------------------------------------
     400,000  Erie County, PA IDA Weekly VRDNs (P.H.B. Project)/(PNC Bank, N.A. LOC)                      400,000
              -----------------------------------------------------------------------------------
     325,000  Erie County, PA IDA, (Series 1985) Weekly VRDNs (R. P-C Value, Inc.)/(PNC Bank,
              N.A. LOC)                                                                                   325,000
              -----------------------------------------------------------------------------------
     500,000  Erie County, PA IDA, (Series B) Weekly VRDNs (P.H.B. Project)/
              (PNC Bank, N.A. LOC)                                                                        500,000
              -----------------------------------------------------------------------------------
   1,600,000  Erie County, PA IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor,
              Inc.)/(PNC Bank, N.A. LOC)                                                                1,600,000
              -----------------------------------------------------------------------------------
     400,000  Forest County, PA IDA Weekly VRDNs (Industrial Timber & Land Co.)/(National City
              Bank, Cleveland, OH LOC)                                                                    400,000


              -----------------------------------------------------------------------------------
   1,155,000  Forest County, PA IDA Weekly VRDNs (Marienville Health Care Facility)/(PNC Bank,
              N.A. LOC)                                                                                 1,155,000
              -----------------------------------------------------------------------------------
   1,800,000  Franklin County, PA IDA Weekly VRDNs (The Guarriello Limited Partnership)/(PNC
              Bank, N.A. LOC)                                                                           1,800,000
              -----------------------------------------------------------------------------------
   2,670,000  Hampton Township, PA School District, 4.19% TRANs, 6/30/1997                              2,671,520
              -----------------------------------------------------------------------------------
   2,700,000  Lackawanna County, PA IDA, (Series 1992) Weekly VRDNs (Hem Project)/(Corestates
              Bank N.A., Philadelphia, PA LOC)                                                          2,700,000
              -----------------------------------------------------------------------------------
   2,200,000  Lancaster, PA Higher Education Authority, College Revenue Bonds (Series 1995)
              Weekly VRDNs (Franklin and Marshall College Project)                                      2,200,000
              -----------------------------------------------------------------------------------
   1,356,092  Lawrence County, PA IDA, (Series 1989A) Weekly VRDNs
              (Ellwood Uddeholm Steel Co.)/(KeyBank, N.A. LOC)                                          1,356,092
              -----------------------------------------------------------------------------------
$  1,000,000  Lehigh County, PA General Purpose Authority, Revenue Bonds (Series 1990) Weekly
              VRDNs (Phoebe Terrace, Inc.)/(Corestates Bank N.A., Philadelphia, PA LOC)            $    1,000,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,800,000  Lehigh County, PA IDA, (Series 1989A) Weekly VRDNs
              (Hershey Pizza Co., Inc.)/(PNC Bank, N.A. LOC)                                            2,800,000
              -----------------------------------------------------------------------------------
   5,000,000  Luzerne Co, PA, 3.85% TRANs, 12/31/1996                                                   5,001,183
              -----------------------------------------------------------------------------------
   1,650,000  Marple Township, PA, (Series 1996), 4.25% TRANs, 12/31/1996                               1,651,697
              -----------------------------------------------------------------------------------
     790,000  McKean County, PA IDA, Multi-Mode Revenue Refunding Bonds Weekly VRDNs (Bradford
              Manor, Inc.)/(PNC Bank, N.A. LOC)                                                           790,000
              -----------------------------------------------------------------------------------
   3,300,000  Monroe County, PA IDA, PCR Weekly VRDNs (Cooper Industries, Inc.)/(Sanwa Bank Ltd,
              Osaka LOC)                                                                                3,300,000
              -----------------------------------------------------------------------------------
   1,070,000  Montgomery County, PA Higher Education and Health Authority, (Series 1992) Weekly
              VRDNs (Pottstown Healthcare Corporation Project)/(Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,070,000
              -----------------------------------------------------------------------------------
   2,600,000  Montgomery County, PA IDA, (Series 1984) Weekly VRDNs (General Signal
              Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                          2,600,000


              -----------------------------------------------------------------------------------
   1,300,000  Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI Limited
              Partnership)/(Corestates Bank N.A., Philadelphia, PA LOC)                                 1,300,000
              -----------------------------------------------------------------------------------
   1,635,000  Montgomery County, PA IDA, (Series 84) Weekly VRDNs (Thomas & Betts
              Corp.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                       1,635,000
              -----------------------------------------------------------------------------------
   4,975,000  Moon Township, PA IDA Weekly VRDNs (Airport Hotel Associates)/ (ABN AMRO Bank N.V.,
              Amsterdam LOC)                                                                            4,975,000
              -----------------------------------------------------------------------------------
   7,000,000  Moon Township, PA IDA, Variable Rate Commercial Development Revenue Bond (Series
              1995A) Weekly VRDNs (One Thorn Run Center)/(National City, Pennsylvania LOC)              7,000,000
              -----------------------------------------------------------------------------------
   3,500,000  New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson
              Memorial Hospital)/(FSA INS)/
              (PNC Bank, N.A. LIQ)                                                                      3,500,000
              -----------------------------------------------------------------------------------
   3,250,000  Norristown, PA, (Series 1996), 3.75% TRANs, 12/31/1996                                    3,250,000
              -----------------------------------------------------------------------------------
$  9,000,000  Northampton County, PA IDA, 3.70% CP (Citizens Utilities Co.), Mandatory Tender
              2/13/1997                                                                            $    9,000,000
              -----------------------------------------------------------------------------------
   3,850,000  Northampton County, PA IDA, 3.80% CP (Citizens Utilities Co.), Mandatory Tender
              1/16/1997                                                                                 3,850,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   4,000,000  Northeastern, PA Hospital & Education Authority, VRDB's (Series 1996) Weekly VRDNs
              (Allhealth Pooled Financing Program)/(Chase Manhattan Bank N.A., New York LOC)            4,000,000
              -----------------------------------------------------------------------------------
   1,500,000  Northgate School District, PA, 4.22% TANs, 6/30/1997                                      1,501,132
              -----------------------------------------------------------------------------------
   1,590,000  Northumberland County PA IDA, Revenue Bonds (Series A of 1995) Weekly VRDNs (Furman
              Farms, Inc. Project)/(Corestates Bank N.A., Philadelphia, PA LOC)                         1,590,000
              -----------------------------------------------------------------------------------
   1,000,000  Penns Manor Area School District, PA, 4.07% TRANs, 6/30/1997                              1,000,947
              -----------------------------------------------------------------------------------
   1,800,000  Pennsylvania Education Development Authority Weekly VRDNs (Cyrogenics, Inc.)/(PNC
              Bank, N.A. LOC)                                                                           1,800,000
              -----------------------------------------------------------------------------------
   2,900,000  Pennsylvania Education Development Authority Weekly VRDNs (Industrial Scientific
              Corp.)/(Mellon Bank NA, Pittsburgh LOC)                                                   2,900,000
              -----------------------------------------------------------------------------------
     675,000  Pennsylvania Education Development Authority Weekly VRDNs (Pioneer Fluid)/(PNC
              Bank, N.A. LOC)                                                                             675,000
              -----------------------------------------------------------------------------------


     600,000  Pennsylvania Education Development Authority Weekly VRDNs (RMF Associates)/(PNC
              Bank, N.A. LOC)                                                                             600,000
              -----------------------------------------------------------------------------------
     850,000  Pennsylvania Education Development Authority Weekly VRDNs (Reace Associates)/(PNC
              Bank, N.A. LOC)                                                                             850,000
              -----------------------------------------------------------------------------------
     450,000  Pennsylvania Education Development Authority, (Series B) Weekly VRDNs (Payne
              Printing Co.)/(PNC Bank, N.A. LOC)                                                          450,000
              -----------------------------------------------------------------------------------
   1,000,000  Pennsylvania Education Development Authority, Economic Development Revenue Bonds
              (Series 1996C) Weekly VRDNs
              (Napco, Inc. Project)/(Mellon Bank NA, Pittsburgh LOC)                                    1,000,000
              -----------------------------------------------------------------------------------
   1,075,000  Pennsylvania Education Development Authority, Revenue Bonds (Series G4) Weekly
              VRDNs (Metamora Products)/
              (PNC Bank, N.A. LOC)                                                                      1,075,000
              -----------------------------------------------------------------------------------
$    300,000  Pennsylvania Education Development Authority, Revenue Bonds Weekly VRDNs (DDI
              Pharmaceuticals, Inc.)/(PNC Bank, N.A. LOC)                                          $      300,000
              -----------------------------------------------------------------------------------
     500,000  Pennsylvania Education Development Authority, Revenue Bonds Weekly VRDNs (RAM
              Forest Products)/(PNC Bank, N.A. LOC)                                                       500,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   6,340,000  Pennsylvania Housing Finance Authority, 3.85% TOBs (First National Bank of Chicago
              LIQ), Optional Tender 4/1/1997                                                            6,340,000
              -----------------------------------------------------------------------------------
     960,000  Pennsylvania Housing Finance Authority, Section 8 Assisted Residential Development
              Refunding Bonds (Series 1992A) Weekly VRDNs (CGIC INS)/(Citibank NA, New York LIQ)          960,000
              -----------------------------------------------------------------------------------
   1,960,000  Pennsylvania Housing Finance Authority, Variable Rate Merlots
              (Series I), 4.15% TOBs, Optional Tender 1/1/1997                                          1,960,000
              -----------------------------------------------------------------------------------
   2,500,000  Pennsylvania State Higher Education Facilities Authority Daily VRDNs (Temple
              University)/(Morgan Guaranty Trust Co.,
              New York LOC)                                                                             2,500,000
              -----------------------------------------------------------------------------------
   3,300,000  Pennsylvania State University, Series of 1996, 4.25% BANs, 4/4/1997                       3,310,080
              -----------------------------------------------------------------------------------
   8,800,000  Philadelphia Redevelopment Authority, Multi-Family Revenue Bonds (Series 1985)
              Weekly VRDNs (Franklin Town Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)           8,800,000
              -----------------------------------------------------------------------------------
   1,000,000  Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital


              Revenue Bonds (Series A of 1996) Daily VRDNs (Children's Hospital of
              Philadelphia)/(Morgan Guaranty Trust Co.,
              New York LIQ)                                                                             1,000,000
              -----------------------------------------------------------------------------------
   2,000,000  Philadelphia, PA, (Series A of 1996-1997), 4.50% TRANs, 6/30/1997                         2,006,644
              -----------------------------------------------------------------------------------
   2,275,000  Red Lion, PA Area School District, 4.25% TRANs, 6/30/1997                                 2,280,784
              -----------------------------------------------------------------------------------
   2,000,000  Schuylkill County, PA IDA, Manufacturing Facilities Revenue Bonds (Series 1995)
              Weekly VRDNs (Prime Packing, Inc. Project)/
              (Corestates Bank N.A., Philadelphia, PA LOC)                                              2,000,000
              -----------------------------------------------------------------------------------
   2,100,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.65% CP (Scrubgrass Power
              Corp.)/(National Westminster Bank, PLC, London LOC), Mandatory Tender 1/23/1997           2,100,000
              -----------------------------------------------------------------------------------
$  4,000,000  Venango, PA IDA, Resource Recovery Bonds (Series 1993), 3.65% CP (Scrubgrass Power
              Corp.)/(National Westminster Bank, PLC, London LOC), Mandatory Tender 11/12/1996     $    4,000,000
              -----------------------------------------------------------------------------------
     695,000  Washington County, PA Hospital Authority, (Series 1990) Weekly VRDNs (Mac Plastics,
              Inc.)/(National City Bank, Cleveland, OH LOC)                                               695,000
              -----------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(A) SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------------------------
              PENNSYLVANIA--CONTINUED
              -----------------------------------------------------------------------------------
   2,700,000  Washington County, PA Municipal Authority Facilities, (Series 1985A) Weekly VRDNs
              (1985-A Pooled Equipment Lease Program)/(Sanwa Bank Ltd, Osaka LOC)                       2,700,000
              -----------------------------------------------------------------------------------
   1,200,000  Washington County, PA, IDA (Series 1988) Weekly VRDNs
              (Coca-Cola Co.)/(Mellon Bank NA, Pittsburgh LOC)                                          1,200,000
              -----------------------------------------------------------------------------------
   1,000,000  West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series 1995) Weekly
              VRDNs (Lebanon Valley Brethern Home Project (PA)/(Corestates Bank N.A.,
              Philadelphia, PA LOC)                                                                     1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  York County, PA IDA, Variable Rate Demand Ltd. Obligation Revenue Bonds (Series
              1996) Weekly VRDNs (Metal Exchange Corp.)/ (Comerica Bank, Detroit, MI LOC)               1,000,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS, AT AMORTIZED COST (B)                                             $  277,084,183
              -----------------------------------------------------------------------------------  --------------




Securities that are subject to the Alternative Minimum Tax represent 37.25% of the portfolio as calculated based upon total portfolio market value.


 (a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.


     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a securitiy rated by multiple NRSROs in different rating catefories should be identified as a First or Second Tier security.

PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     At October 31, 1996, the portfolio securities were rated as follows:


     TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


   FIRST TIER      SECOND TIER
   93.96%             6.04%





(b)  Also represents cost for federal tax purposes.
   -


Note: The categories of investments are shown as a percentage of net assets
      ($278,752,100) at October 31, 1996.

The following acronyms are used throughout this portfolio:

BANs-- Bond Anticipation Notes
CGIC-- Capital Guaranty Insurance Corporation
CP-- Commercial Paper
FGIC-- Financial Guaranty Insurance Company
FSA-- Financial Security Assurance
GANs-- Grant Anticipation Notes
HDA-- Hospital Development Authority
IDA-- Industrial Development Authority
IDRB-- Industrial Development Revenue Bond
INS-- Insured
LIQ-- Liquidity Agreement
LOC-- Letter of Credit
PCR-- Pollution Control Revenue
PLC-- Public Limited Company
RANs-- Revenue Anticipation Notes
TANs-- Tax Anticipation Notes
TOBs-- Tender Option Bonds
TRANs-- Tax and Revenue Anticipation Notes


VRDB's-- Variable Rate Demand Bonds
VRDNs-- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  277,084,183
-------------------------------------------------------------------------------------------------
Cash                                                                                                      212,204
-------------------------------------------------------------------------------------------------
Income receivable                                                                                       2,120,548
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 27,513
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     279,444,448
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------
Payable for shares redeemed                                                            $   70,241
-------------------------------------------------------------------------------------
Income distribution payable                                                               531,620
-------------------------------------------------------------------------------------
Accrued expenses                                                                           90,487
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    692,348
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 278,752,100 shares outstanding                                                      $  278,752,100
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:


-------------------------------------------------------------------------------------------------
$221,850,715 / 221,850,715 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
CASH SERIES SHARES:
-------------------------------------------------------------------------------------------------
$19,824,886 / 19,824,886 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------------------------
$37,076,499 / 37,076,499 shares outstanding                                                                 $1.00
-------------------------------------------------------------------------------------------------  --------------




(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $ 11,097,104
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $ 1,470,813
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    222,042
---------------------------------------------------------------------------------------
Custodian fees                                                                                45,506
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      64,120
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,077
---------------------------------------------------------------------------------------
Auditing fees                                                                                 14,592
---------------------------------------------------------------------------------------
Legal fees                                                                                     4,488
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     96,483
---------------------------------------------------------------------------------------
Distribution services fee--Cash Series Shares                                                 74,284
---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       637,806
---------------------------------------------------------------------------------------
Shareholder services fee--Cash Series Shares                                                  46,427


---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                                51,312
---------------------------------------------------------------------------------------
Share registration costs                                                                      30,773
---------------------------------------------------------------------------------------
Printing and postage                                                                          23,296
---------------------------------------------------------------------------------------
Insurance premiums                                                                             5,783
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  3,066
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         2,794,868
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                          $ (647,993)
---------------------------------------------------------------------------
  Waiver of distribution services fee--Cash Series Shares                        (9,312)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares             (127,561)
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                      (51,312)
---------------------------------------------------------------------------  ----------
    Total waivers                                                                           (836,178)
---------------------------------------------------------------------------------------  -----------
         Net expenses                                                                                    1,958,690
----------------------------------------------------------------------------------------------------  ------------
             Net investment income                                                                    $  9,138,414
----------------------------------------------------------------------------------------------------  ------------






(See Notes which are an integral part of the Financial Statements)

PENNSYLVANIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             YEAR ENDED            YEAR ENDED
                                                                          OCTOBER 31, 1996      OCTOBER 31, 1995
----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                    $        9,138,414    $        9,679,534
----------------------------------------------------------------------  --------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
  Institutional Service Shares                                                   (7,961,058)           (8,951,830)
----------------------------------------------------------------------
  Cash Series Shares                                                               (504,436)             (718,640)
----------------------------------------------------------------------
  Institutional Shares                                                             (672,920)               (9,064)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from distributions to shareholders           (9,138,414)           (9,679,534)
----------------------------------------------------------------------  --------------------  --------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                  1,005,435,067         1,028,950,579
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of


distributions declared                                                            2,204,567             2,339,163
----------------------------------------------------------------------
Cost of shares redeemed                                                      (1,036,079,299)         (971,610,388)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from share transactions                     (28,439,665)           59,679,354
----------------------------------------------------------------------  --------------------  --------------------
          Change in net assets                                                  (28,439,665)           59,679,354
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                             307,191,765           247,512,411
----------------------------------------------------------------------  --------------------  --------------------
End of period                                                            $      278,752,100    $      307,191,765
----------------------------------------------------------------------  --------------------  --------------------




(See Notes which are an integral part of the Financial Statements)
PENNSYLVANIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Cash Series Shares and Institutional Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

PENNSYLVANIA MUNICIPAL CASH TRUST


--------------------------------------------------------------------------------

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996 capital paid in aggregated $278,752,100.


Transactions in shares were as follows:


                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
----------------------------------------------------------------------------------  --------------  --------------
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            859,300,895     940,400,092
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       1,683,244       1,631,397
----------------------------------------------------------------------------------
Shares redeemed                                                                       (915,540,908)   (894,784,261)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Institutional Service share
     transactions                                                                      (54,556,769)     47,247,228
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
----------------------------------------------------------------------------------  --------------  --------------
CASH SERIES SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             54,089,713      85,377,025
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         485,371         705,513
----------------------------------------------------------------------------------


Shares redeemed                                                                        (63,005,461)    (76,179,429)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Cash Series share transactions                           (8,430,377)      9,903,109
----------------------------------------------------------------------------------  --------------  --------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
----------------------------------------------------------------------------------  --------------  --------------
INSTITUTIONAL SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             92,044,459       3,173,462
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          35,952           2,253
----------------------------------------------------------------------------------
Shares redeemed                                                                        (57,532,930)       (646,698)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Institutional share transactions                         34,547,481       2,529,017
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                      (28,439,665)     59,679,354
----------------------------------------------------------------------------------  --------------  --------------




PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $446,357,000 and $488,200,000, respectively.


PENNSYLVANIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 71% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Pennsylvania Municipal Cash Trust):


We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2, 15 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP



Pittsburgh, Pennsylvania
December 13, 1996
ADDRESSES
--------------------------------------------------------------------------------


Pennsylvania Municipal Cash Trust
                    Institutional Service Shares                           Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                   Federated Investors Tower
                                                                           Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                    P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                 P.O. Box 8600
                                                                           Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------------

Independent Public Accountants
                    Arthur Andersen LLP                                    2100 One PPG Place


                                                                           Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------------




PENNSYLVANIA MUNICIPAL
CASH TRUST
INSTITUTIONAL SERVICE SHARES
PROSPECTUS



A Non-Diversified Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company



Prospectus dated December 31, 1996





[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.





       Cusip 314229204
       9101005A-SS (12/96)






                      PENNSYLVANIA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                              CASH SERIES SHARES
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Pennsylvania Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated December 31, 1996

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229204
9101005B (12/96)






INVESTMENT POLICIES                                      1

 Acceptable Investments                                  1
 Participation Interests                                 1
 Municipal Leases                                        1
 Ratings                                                 1
 When-Issued and Delayed Delivery Transactions           1
 Repurchase Agreements                                   2
 Credit Enhancement                                      2
PENNSYLVANIA INVESTMENT RISKS                            2

INVESTMENT LIMITATIONS                                   3

 Selling Short and Buying on Margin                      3
 Issuing Senior Securities and Borrowing Money           3
 Pledging Assets                                         3
 Diversification of Investments                          3
 Lending Cash or Securities                              3
 Investing in Commodities                                3
FEDERATED MUNICIPAL TRUST MANAGEMENT                     5

 Share Ownership                                         9
 Trustees Compensation                                  10
 Trustee Liability                                      11
INVESTMENT ADVISORY SERVICES                            11

 Investment Adviser                                     11
 Advisory Fees                                          11
BROKERAGE TRANSACTIONS                                  11



OTHER SERVICES                                          11

 Fund Administration                                    11
 Custodian and Portfolio Accountant                     12
 Transfer Agent                                         12
 Independent Public Accountants                         12
DETERMINING NET ASSET VALUE                             12

REDEMPTION IN KIND                                      13

MASSACHUSETTS PARTNERSHIP LAW                           13

THE FUND'S TAX STATUS                                   13

PERFORMANCE INFORMATION                                 13

 Yield                                                  13
 Effective Yield                                        14
 Tax-Equivalent Yield                                   14
 Tax-Equivalency Table                                  14
 Total Return                                           16
 Performance Comparisons                                16
 Economic and Market Information                        16
ABOUT FEDERATED INVESTORS                               16

 Mutual Fund Market                                     17
 Institutional Clients                                  17
 Trust Organizations                                    17
 Broker/Dealers and Bank Broker/Dealer Subsidiaries     17
APPENDIX                                                18





INVESTMENT POLICIES


Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.




PENNSYLVANIA INVESTMENT RISKS


The Fund invests in obligations of Pennsylvania (the "Commonwealth") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the Commonwealth. The following information is a brief summary of the prevailing economic conditions and general summary of the Commonwealth's financial condition. This information is based on official statements relating to securities and from other sources believed to be reliable but should not be considered as a complete description of all relevant information.
Pennsylvania's economic base is mature but substantial. However, the Commonwealth's historical over-dependence upon manufacturing and mining continues to leave it vulnerable to cyclical economic trends. Recent data shows improvement in employment diversification, however, employment growth still lags the nation. In addition, population growth, as in many industrial states, has remained flat.
The Commonwealth's financial position has historically been tied to fluctuations in national economic trends, as well as of that of nearby states. The Commonwealth was hit hard by the recession in the early 1990's and experience operating deficits in both 1990 and 1991. From 1992 to 1995, the Commonwealth was able to improve its financial position by actions including increasing taxes and controlling expenditures, and by the end of fiscal 1995 restored it's unreserved fund balance to $443 million (1.8% of expenditures). However, on a budgetary basis, preliminary results for fiscal 1996 indicate an operating deficit of $253 million. This main cause of the operating deficit was business tax cuts implemented by a new administration. The impact of the business tax cuts will continue to be felt in 1997, during which the Commonwealth projects another operating deficit. However, the Commonwealth does not expect to need to tap the Tax Stabilization Reserve or `Rainy Day'' Fund of $211 million during 1997.
The overall credit quality of the Commonwealth is demonstrated by its debt ratings. Pennsylvania maintains an A-1 rating by Moody's Investors Service, Inc. that has been in effect since 1986. Standard & Poor's Ratings Group rates the Commonwealth
AA - ; this has remained since 1985.

The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth, its counties, and its municipalities.
INVESTMENT LIMITATIONS


The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except to: (i) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund; (ii) honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; (iii) maintain a constant net asset value per unit pursuant to, and in compliance with, an order or rule of the United States Securities and Exchange Commission; (iv) reinvest the earnings from securities in like securities; or (v) defray normal administrative expenses (the "Pennsylvania Investment
Restrictions").

SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
DIVERSIFICATION OF INVESTMENTS
     At the close of each quarter of each fiscal year, no more than 25% of the Fund's total assets will be invested in the securities of a single issuer, but, with regard to at least 50% of the Fund's total assets, no more than 5% of the Fund's total assets are to be invested in securities of a single issuer.
     Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental issuer are considered to be issued solely by that issuer. If in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or non publicly issued Pennsylvania municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies and limitations.
INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN RESTRICTED SECURITIES

     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.







INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
PORTFOLIO TRADING
     The Fund will invest in securities for income earnings rather than trading for profit. The Fund will not vary its investments, except to:
     (i) eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund; (ii) honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; (iii) maintain a constant net asset value per unit pursuant to, and in compliance with, an order or rule of the United States Securities and Exchange Commission; (iv) reinvest the earnings from securities in like securities; or (v) defray normal administrative expenses (the `Pennsylvania Investment Restrictions'').
CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING FOR CONTROL
     The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.



John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee



President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.




James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111



Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.



Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.





Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932



Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of



some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.



     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S.



Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Cash Series Shares of the Federated Municipal
Trust: BHC Securities, Inc., (as record owner holding Cash Series Shares for its clients), Philadelphia, PA, owned approximately 8,033,305 shares (30.57%); and Renick Brothers Construction Company, Inc., Slippery Rock, PA, owned approximately 1,154,798 shares (5.85%).
As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Federated Municipal
Trust: The Chase Manhattan Bank, N.A., New York, NY, owned approximately 8,872,797 shares (19.41%); JASCO & Company, Indiana, PA, owned approximately 6,546,761 shares (14.32%); Holiday Company, Holidaysburg, PA, owned approximately 5,813,462 shares (12.71%); Univest & Company, Souderton, PA, owned approximately 4,882,352 shares (10.68%); Finaba Company, Hermitage, PA, owned approximately 4,544,198 shares (9.94%); Raywed, Heritage Trust Company, Erie, PA, owned approximately 2,962,898 shares (6.48%); and B B Securities Company, (as record owner holding



Institutional Shares for its clients), Blue Ball, PA, owned approximately 2,438,215 shares (5.33%).
As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of Federated Municipal
Trust: First Union National Bank, Charlotte, NC, owned approximately 46,834,531 shares (20.46%); National City Bank Cleveland, Cleveland, OH, owned approximately 24,751,831 shares (10.81%); Corestates Bank, N.A., owned approximately 22,862,740 shares (9.99%); Mellon Bank Capital Markets, Pittsburgh, PA, owned approximately 13,265,363 shares (5.79%); Keystone Financial Inc., Altoona, PA, owned approximately 12,423,874 shares (5.43%); and Saxon & Company, owned approximately 12,020,657 shares (5.25%).




TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and



Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611

                                        $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934

                                        $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and



Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.




TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Pennsylvania Municipal Cash Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Pennsylvania Municipal Cash Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the adviser earned $1,470,813, $1,445,400, and $1,617,472, respectively, of which $647,993,
$222,841, and $53,564, respectively, were voluntarily waived.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $222,042, $218,834, and $274,571, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT




Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Cash Series Shares, the Fund had adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Additionally, the Fund has adopted a Shareholder Service Agreement with respect to Cash Series Shares, Institutional Shares, and Institutional Service Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.




By adopting the Plan, the Trustees expect that the Cash Series Shares will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund `s objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1996, Cash Series Shares made payments in the amount of $74,284 pursuant to the Plan, of which $9,312 was voluntarily waived. In addition, for the fiscal year ended October 31, 1996, Cash Series Shares, Institutional Shares and Institutional Service Shares paid shareholder service fees in the amounts of $46,427, $637,806 and $51,312, respectively of which $0, $127,561 and $51,312, respectively were voluntarily waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1996, the yields for Cash Series Shares, Institutional Shares and Institutional Service Shares were 2.6%, 3.21% and 3.01%, respectively.



EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1996, the effective yields for Cash Series Shares, Institutional Shares and Institutional Service Shares were 2.64%, 3.26% and 3.05, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 42.40% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended October 31, 1996, the tax-equivalent yields for Cash Series Shares, Institutional Shares and Institutional Service Shares were 4.53%, 5.57% and 5.23, respectively.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.






                       TAXABLE YIELD EQUIVALENT FOR 1996

                     STATE OF PENNSYLVANIA

                COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              17.80%  30.80%     33.80%      38.80%     42.40%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.82%    2.17%     2.27%      2.45%       2.60%
     2.00%     2.43%    2.89%     3.02%      3.27%       3.47%
     2.50%     3.04%    3.61%     3.78%      4.08%       4.34%
     3.00%     3.65%    4.34%     4.53%      4.90%       5.21%
     3.50%     4.26%    5.06%     5.29%      5.72%       6.08%
     4.00%     4.87%    5.78%     6.04%      6.54%       6.94%
     4.50%     5.47%    6.50%     6.80%      7.35%       7.81%
     5.00%     6.08%    7.23%     7.55%      8.17%       8.68%
     5.50%     6.69%    7.95%     8.31%      8.99%       9.55%
     6.00%     7.30%    8.67%     9.06%      9.80%      10.42%




    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.




TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Cash Series Shares average annual total returns for the one-year and five-year periods ended October 31, 1996 and for the period from January 25, 1991 (date of initial public investment) through October 31, 1996 were 2.75%, 2.42 and 2.68%, respectively.



Institutional Shares average annual total returns for the one-year period ended October 31, 1996 and for the period from August 23, 1995(date of initial public investment) through October 31, 1996 were 3.37% and 3.42%, respectively.
Institutional Service Shares average annual total returns for the one-year and five-year periods ended October 31, 1996, and for the period from November 21, 1989 (date of initial public investment) through October 31, 1996, were 3.16%, 2.83% and 3.50%, respectively.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.




     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.



The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research.
Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*



Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute






APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.



NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.






MINNESOTA MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH SERIES SHARES

PROSPECTUS



The Cash Series Shares of Minnesota Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Minnesota municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Minnesota, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996


TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES            1
 FINANCIAL HIGHLIGHTS --
  CASH SERIES SHARES                 2
 GENERAL INFORMATION                 3
 INVESTMENT INFORMATION              3
  Investment Policies                3
  Minnesota Municipal Securities     5
  Investment Risks                   6
  Investment Limitations             6
 FUND INFORMATION                    6



  Management of the Fund             6
  Distribution of Cash Series Shares 7
  Adminstration of the Fund          8
 NET ASSET VALUE                     9
 HOW TO PURCHASE SHARES              9
  Special Purchase Features         10
 HOW TO REDEEM SHARES               10
  Special Redemption Features       11
 ACCOUNT AND SHARE INFORMATION      11
 TAX INFORMATION                    12
  Federal Income Tax                12
  State and Local Taxes             12
 OTHER CLASSES OF SHARES            13
 PERFORMANCE INFORMATION            13
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES              14
 FINANCIAL STATEMENTS               15
 REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                       32
 ADDRESSES                          33


SUMMARY OF FUND EXPENSES




                             CASH SERIES SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering               None
 price)
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                 None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                        None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                   None
 Exchange Fee                                                                         None
                          ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                     0.14%
 12b-1 Fee (after waiver)(2)                                                          0.25%
 Total Other Expenses                                                                 0.41%
  Shareholder Services Fee                                                   0.25%
  Total Operating Expenses(3)                                                         0.80%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.50%.

(3) The Total Operating Expenses would have been 1.31% absent the voluntary waivers of portions of the management fee and 12b-1 fee.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Security Dealers, Inc.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash Series Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



 EXAMPLE                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period        $8       $26       $44       $99





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH SERIES SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                         YEAR ENDED OCTOBER 31,
                                        1996     1995       1994     1993      1992     1991(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                 $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income                0.03       0.03      0.02      0.02      0.03      0.04
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                   (0.03)     (0.03)    (0.02)    (0.02)    (0.03)    (0.04)
 NET ASSET VALUE, END OF PERIOD      $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                       2.97%      3.41%     2.17%     2.02%     2.78%     3.60%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                             0.80%      0.70%     0.71%     0.71%     0.71%     0.64%*
  Net investment income                2.93%      3.37%     2.15%     2.01%     2.75%     4.11%*
  Expense waiver/
  reimbursement(c)                     0.51%      0.62%     0.61%     0.44%     0.44%     0.59%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                    $235,614   $131,471   $94,335   $67,521   $75,044   $69,747





* Computed on an annualized basis.

(a) Reflects operations for the period from January 7, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Cash Series Shares and Institutional Shares. This prospectus relates only to Cash Series Shares of the Fund, which are designed primarily for retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from both federal regular and Minnesota regular personal income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Minnesota and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Minnesota state income tax imposed upon non-corporate taxpayers ("Minnesota Municipal Securities"). Examples of Minnesota Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and




* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Minnesota Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Minnesota Municipal



Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.
The Fund may purchasesecurities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Minnesota Municipal Securities is subject to the federal alternative minimum tax.

MINNESOTA MUNICIPAL SECURITIES

Minnesota Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.



Minnesota Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Minnesota Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Minnesota Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Minnesota Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Minnesota Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Minnesota Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Minnesota Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Minnesota Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Minnesota Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the



  Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH SERIES SHARES

Federated Securities Corp. is the principal distributor for Cash Series Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to .50% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.




In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND




ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                       AVERAGE AGGREGATE
 MAXIMUM FEE            DAILY NET ASSETS
  .15%              on the first $250 million
  .125%             on the next $250 million
  .10%              on the next $250 million
  .075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Cash Series Shares from the value of Fund assets attributable to Cash Series Shares, and dividing the remainder by the number of Cash Series Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Minnesota Municipal Cash Trust -- Cash Series Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Minnesota Municipal Cash Trust -- Cash Series Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES




SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated



Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Minnesota. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MINNESOTA TAXES. Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income taxes provided that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and provided further that 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities, or governmental agencies or instrumentalities. Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Minnesota regular personal income taxes.

Dividends of the Fund are not exempt from Minnesota corporate income taxes.

OTHER CLASSES OF SHARES




The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to financial institutions acting in a fiduciary capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 fees but are subject to shareholder services fees

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                            YEAR ENDED OCTOBER 31,
                                 1996       1995       1994       1993       1992       1991       1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income           0.03       0.04       0.03       0.02       0.03        0.05       0.01
 LESS DISTRIBUTIONS
  Distributions from net
  investment income              (0.03)     (0.04)     (0.03)     (0.02)     (0.03)      (0.05)     (0.01)
 NET ASSET VALUE, END OF        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
 PERIOD
 TOTAL RETURN(B)                  3.49%      3.82%      2.58%      2.43%      3.19%       4.89%      0.90%
 RATIOS TO AVERAGE NET
 ASSETS
  Expenses                        0.30%      0.30%      0.31%      0.31%      0.31%       0.30%      0.01%*
  Net investment income           3.43%      3.77%      2.55%      2.40%      3.10%       4.73%      6.45%*
  Expense waiver/
  reimbursement(c)                0.51%      0.52%      0.34%      0.34%      0.33%       0.43%      0.69%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)               $217,443   $212,392   $159,704   $165,865   $245,168    $124,603    $75,904





* Computed on an annualized basis.

(a) Reflects operations for the period from September 10, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996



   PRINCIPAL
    AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- 100.9%
                  MINNESOTA -- 99.6%
 $       400,000  Anoka City, MN Solid Waste Disposal Authority, 3.65% CP (United
                  Power Associates)/(National Rural Utilities Cooperative Finance
                  Corp. GTD), Mandatory Tender 12/2/1996                                                   $    400,000
       6,000,000  Anoka City, MN Solid Waste Disposal Authority, 3.75% CP (United
                  Power Associates)/(National Rural Utilities Cooperative Finance
                  Corp. GTD), Mandatory Tender 2/13/1997                                                      6,000,000
       2,050,000  Anoka, MN, Multi-Family Housing Revenue Bonds Weekly VRDNs
                  (Walker Plaza Project)/(First Bank NA, Minneapolis LOC)                                     2,050,000
      10,000,000  Anoka-Hennepin, MN ISD 11, GO Certificates of Indebtedness (Series
                  1996A), 3.44% TANs (Minnesota Tax and Aid Anticipation Borrowing
                  Program GTD), 3/13/1997                                                                    10,000,268
       3,785,000  Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV
                  Development Company Project)/(Firstar Bank, Minnesota LOC)                                  3,785,000
       2,505,000  Baudette, MN, IDR (Series 1989) Weekly VRDNs (Reid Powell, Inc.)/
                  (NationsBank, South LOC)                                                                    2,505,000
       4,000,000  Becker, MN, PCR (Series 1993A & B), 3.60% CP (Northern States
                  Power Co.), Mandatory Tender 11/14/1996                                                     4,000,000
       6,500,000  Becker, MN, PCR (Series 1993A & B), 3.70% CP (Northern States
                  Power Co.), Mandatory Tender 11/26/1996                                                     6,500,000
         500,000  Beltrami County, MN, Environmental Control Authority Daily
                  VRDNs (Northwood Panelboard Co.)/(Union Bank of Switzerland,



                  Zurich LOC)                                                                                   500,000
       1,400,000  Beltrami County, MN, Environmental Control Authority, (Series 1995)
                  Daily VRDNs (Northwood Panelboard Co.)/(Union Bank of
                  Switzerland, Zurich LOC)                                                                    1,400,000
       2,855,000  Blaine, MN, Industrial Development Revenue Bonds (Series 1996)
                  Weekly VRDNs (S & S of Minnesota, LLC Project)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                                 2,855,000
       2,000,000  Bloomington, MN Port Authority, Special Tax Revenue Refunding
                  Bonds (Series 1996B) Weekly VRDNs (Mall of America)/(FSA INS)/
                  (Credit Local de France LIQ)                                                                2,000,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
(A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     3,600,000  Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                  Technologies, Inc. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                         $  3,600,000
       5,000,000  Bloomington, MN, Multi-Family Housing Weekly VRDNs (Crow/
                  Bloomington Apartments)/(Citibank NA, New York LOC)                                         5,000,000
       4,400,000  Burnsville, MN, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs
                  (Caire, Inc. Project)/(Bank One, Milwaukee, WI N.A. LOC)                                    4,400,000
       8,080,000  Burnsville, MN, Multi-Family Housing Weekly VRDNs (Berkshire of
                  Burnsville)/(Sumitomo Bank Ltd., Osaka LOC)                                                 8,080,000
       1,275,000  Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building
                  Management Group, L.L.C. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                            1,275,000
       5,000,000  Cloquet, MN, Industrial Facilities Revenue Bonds (Series 1996A)
                  Weekly VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich LOC)                                   5,000,000
       2,800,000  Coon Rapids, MN Hospital Authority, (Series 1985) Weekly VRDNs
                  (Health Central System)/(First Bank NA, Minneapolis LOC)                                    2,800,000
       2,350,000  Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly
                  VRDNs (Supervalu Inc.)/(Wachovia Bank of Georgia NA,
                  Atlanta LOC)                                                                                2,350,000
       5,400,000  Crystal, MN IDA Weekly VRDNs (Crystal Gallery Mall, MN)/
                  (Citibank NA, New York LOC)                                                                 5,400,000



      10,745,000  Dakota County & Washington County MN Hsg & Redev Auth,
                  Merlots (Series J), 4.20% TOBs (United States Treasury COL)/
                  (Corestates Bank N.A., Philadelphia, PA LIQ), Optional Tender
                  3/1/1997                                                                                   10,745,000
       1,655,000  Dakota County, MN Housing & Redevelopment Authority,
                  (Custodial Receipts), 4.20% TOBs (GNMA COL)/(Corestates Bank
                  N.A., Philadelphia, PA LIQ), Optional Tender 3/1/1997                                       1,655,000
       3,000,000 (b)Dakota County, Washington County & Anoka City, MN Housing &
                  Redevelopment Authority, Merlots-Series H, 4.15% TOBs (United
                  States Treasury COL)/(Corestates Bank N.A., Philadelphia, PA LIQ),
                  Optional Tender 12/1/1996                                                                   3,000,000
       6,750,000  Duluth, MN, Tax and Aid Anticipation Certificates, 4.25% TANs,
                  12/31/1996                                                                                  6,754,741







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     8,000,000  Eagan, MN, Multi-Family Housing (Series 1992A) Weekly VRDNs
                  (Cinnamon Ridge)/(Mellon Bank NA, Pittsburgh LOC)                                        $  8,000,000
       1,000,000 (b)Eden Prairie MN, ISD 272, MN Insured Municipal Securities Trust
                  (Series 1996A), Floating Rate Certificates Weekly VRDNs (MBIA INS)/
                  (Norwest Bank Minnesota, Minneapolis LIQ)                                                   1,000,000
       1,125,000 (b)Eden Prairie MN, ISD 272, MN Insured Municipal Securities Trust
                  (Series 1996B), Floating Rate Certificates Weekly VRDNs (MBIA INS)/
                  (Norwest Bank Minnesota, Minneapolis LIQ)                                                   1,125,000
         855,000  Eden Prairie, MN IDA, #194 Weekly VRDNs (Richard W. Cohen
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                            855,000
       1,340,000  Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge
                  Printing, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                           1,340,000
          41,677  Eden Prairie, MN IDA, (Series 1987) Weekly VRDNs (Minnesota
                  Supply Co.)/(Norwest Bank Minnesota, Minneapolis LOC)                                          41,677
       1,450,000  Eden Prairie, MN IDA, (Series 1995) Weekly VRDNs (Robert
                  Lothenbach Project)/(Norwest Bank Minnesota, Minneapolis LOC)                               1,450,000
       1,025,000  Elk River, MN Weekly VRDNs (Tescom Project)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                                 1,025,000
       2,945,000  Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard
                  Corporation Project)/(Norwest Bank Minnesota, Minneapolis LOC)                              2,945,000
       4,025,000  Fridley, MN, (Series 1984) Weekly VRDNs (River Road Investors



                  Project)/(Citibank NA, New York LOC)                                                        4,025,000
       7,000,000  Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin Co.
                  MN GTD)                                                                                     7,000,000
       5,550,000  Hennepin Co. MN, (Series 1996C) Weekly VRDNs                                                5,550,000
       2,500,000  Hennepin Co. MN, GO UT Notes, 4.25% Bonds, 12/1/1996                                        2,501,899
       3,150,000  Hennepin County, MN ISD 286, (Series 1996), 3.38% TANs (Minnesota
                  Tax and Aid Anticipation Borrowing Program GTD), 3/21/1997                                  3,150,351
       5,500,000  Hubbard County, MN, Solid Waste Disposal (Series 1990) Weekly
                  VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich LOC)                                          5,500,000
       3,205,000  Lakeville, MN ISD 194, (Series 1996), 3.90% TRANs, 9/30/1997                                3,205,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     1,135,000  Litchfield, MN ISD, Certificates of Indebtedness, 3.33% TANs
                  (Minnesota Tax and Aid Anticipation Borrowing Program GTD),
                  3/28/1997                                                                                $  1,135,131
       2,500,000 (b)MN Insured Municipal Securities Trust, Series 1996H, Floating
                  Rate Certificates Weekly VRDNs (St. Louis Park, MN Health Care
                  Facilities)/(Norwest Bank Minnesota, Minneapolis LIQ)/
                  (AMBAC INS)                                                                                 2,500,000
       4,000,000 (b)MN Municipal Securities Trust, Series 1996H, Floating Rate
                  Certificates Weekly VRDNs (Rosemount, MN ISD 196)/(FSA INS)/
                  (Norwest Bank Minnesota, Minneapolis LIQ)                                                   4,000,000
       3,900,000  Maple Grove, MN IDA, (Series 1991A) Weekly VRDNs (Eagle Ridge,
                  MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                                              3,900,000
       3,000,000  Maple Grove, MN IDA, (Series 1991B) Weekly VRDNs (Eagle Ridge,
                  MN Apartments)/(First Bank NA, Minneapolis LOC)                                             3,000,000
       2,025,000  Maplewood, MN, Multi-Family Housing (Series 1993) Weekly VRDNs
                  (Silver Ridge Project)/(Federal Home Loan Bank of Chicago LOC)                              2,025,000
       2,610,000  Mendota Heights, MN, Multi-Family Revenue Bonds Weekly VRDNs
                  (Lexington Heights Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                              2,610,000
      13,755,000  Minneapolis CDA, Refunding Revenue Bonds Weekly VRDNs
                  (Riverplace Project (The Pinnacle Apartments))/(Sumitomo Bank Ltd.,
                  Osaka LOC)                                                                                 13,755,000



       8,440,000  Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly
                  VRDNs (Walker Methodist Health Center, Inc. Project)/(First Bank
                  NA, Minneapolis LOC)                                                                        8,440,000
         700,000  Minneapolis, MN IDA Weekly VRDNs (JTJ Co.)/(First Bank NA,
                  Minneapolis LOC)                                                                              700,000
       7,000,000  Minneapolis, MN, (Series 1995B) Weekly VRDNs                                                7,000,000
       1,000,000  Minneapolis, MN, Variable Rate Demand Commercial Development
                  Revenue Refunding Bonds (Series 1996) Weekly VRDNs (WNB &
                  Company Project)/(First Bank NA, Minneapolis LOC)                                           1,000,000
      10,100,000  Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly
                  VRDNs (One Ten Grant Project)/(First Bank NA, Minneapolis LOC)                             10,100,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     4,240,000 (b)Minneapolis/St. Paul MN Housing Finance Board, SFM Revenue
                  Bonds, Merlots (Series D), 4.125% TOBs (GNMA COL)/(Corestates
                  Bank NA, Philadelphia, PA LIQ), Optional Tender 1/1/1997                                $   4,240,000
       1,066,000  Minneapolis/St. Paul MN Housing Finance Board, Single Family
                  Mortgage Revenue Bonds, 4.25% TOBs (GNMA COL)/(Corestates
                  Bank N.A., Philadelphia, PA LIQ), Optional Tender 2/1/1997                                  1,066,000
       8,000,000  Minnesota State Commissioner of Iron Range Resources &
                  Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-Pacific Corp.)/
                  (Wachovia Bank of NC, NA, Winston-Salem LOC)                                                8,000,000
         800,000  Minnesota State HFA, Rental Housing (Series D), 4.15% Bonds
                  (MBIA INS), 8/1/1997                                                                          801,712
       4,650,000  Minnesota State HFA, Single Family Mortgage Bonds (1995 Series M),
                  3.50% TOBs (Societe Generale, Paris INV), Mandatory Tender
                  12/12/1996                                                                                  4,650,000
         400,000  Minnesota State HFA, Single Family Mortgage Bonds (1995 Series O),
                  3.60% TOBs (Societe Generale, Paris INV), Optional Tender
                  12/12/1996                                                                                    400,000
       6,500,000  Minnesota State Higher Education Coordinating Board, 1992 (Series C)
                  Weekly VRDNs (First Bank NA, Minneapolis LIQ)                                               6,500,000
      12,700,000  Minnesota State Higher Education Coordinating Board, 1992 (Series C)
                  Weekly VRDNs (First Bank NA, Minneapolis LIQ)                                              12,700,000



       5,400,000  Minnesota State Higher Education Coordinating Board, Supplemental
                  Student Loan Program Refunding Revenue Bonds (Series 1994A)
                  Weekly VRDNs (Norwest Bank Minnesota, Minneapolis LIQ)                                      5,400,000
       4,300,000  Minnesota State Higher Education Facility Authority Weekly VRDNs
                  (Carlton College)/(Swiss Bank Corp., Basle LIQ)                                             4,300,000
       5,000,000  Minnesota State, (Series A), 5.00% Bonds (AMBAC INS), 6/30/1997                             5,042,129
       1,000,000  Minnesota State, 6.60% Bonds, 8/1/1997                                                      1,019,268
       3,825,000  Minnesota State, GO State Various Purpose Bonds, 5.00% Bonds,
                  11/1/1997                                                                                   3,868,796
       2,000,000  Minnesota State, UT GO Refunding Bonds, 4.70% Bonds, 8/1/1997                               2,014,740







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     8,750,000  Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                  of Participation (Series 1996A), 4.25% TANs (Minnesota Tax and Aid
                  Anticipation Borrowing Program GTD), 2/21/1997                                           $  8,769,474
       9,500,000  Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                  of Participation, Aid Anticipation Series 1996A, 4.50% TANs (Minne-
                  sota Tax and Aid Anticipation Borrowing Program GTD), 8/19/1997                             9,540,066
       6,600,000  Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                  of Participation, Aid Anticipation Series 1996B, 4.50% TANs (Minne-
                  sota Tax and Aid Anticipation Borrowing Program GTD), 9/9/1997                              6,633,722
       1,515,000  Minnetonka, MN, IDRB (Series 1996) Weekly VRDNs (PGI Cos., Inc.)/
                  (Norwest Bank Minnesota, Minneapolis LOC)                                                   1,515,000
       5,900,000  Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds
                  (Series 1995) Weekly VRDNs (Southampton Apartments Project
                  (MN))/(National Bank of Canada, Montreal LOC)                                               5,900,000
       2,800,000  Moorhead, MN ISD, Certificates of Indebtedness, 3.35% TANs (Minne-
                  sota Tax and Aid Anticipation Borrowing Program GTD), 3/27/1997                             2,800,374
       2,250,000 (b)N. St. Paul-Maplewood, MN, ISD 622, MN Municipal Securities Trust
                  (Series 1996D), Floating Rate Certificate Weekly VRDNs (Norwest
                  Bank Minnesota, Minneapolis LIQ)                                                            2,250,000
       1,300,000  New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/
                  (Banque Paribas, Paris LOC)                                                                 1,300,000



       1,000,000  New Hope, MN IDRB, (Series 1994) Weekly VRDNs (Gaines and
                  Hanson Printing Co.)/(Norwest Bank Minnesota, Minneapolis LOC)                              1,000,000
       3,560,000  New Hope, MN Weekly VRDNs (Paddock Labs)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                                 3,560,000
       2,445,000  Olmsted County, MN Building Authority, Certificates of Participation
                  Weekly VRDNs (Human Services Infrastructure)/(Toronto-Dominion
                  Bank LOC)                                                                                   2,445,000
       2,405,000  Orono, MN ISD 278, GO Certificates of Indebtedness, (Series 1996),
                  3.53% TANs (Minnesota Tax and Aid Anticipation Borrowing
                  Program GTD), 3/13/1997                                                                     2,405,749
       1,800,000  Perham, MN IDA Weekly VRDNs (Land O' Lakes, Inc.)/(Rabobank
                  Nederland, Utrecht LOC)                                                                     1,800,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     1,320,000  Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                             $   1,320,000
       4,500,000  Plymouth, MN, IDRB (Series 1994) Weekly VRDNs (Olympic Steel,
                  Inc.)/(National City Bank, Cleveland, OH LOC)                                               4,500,000
       1,435,000  Port of Austin, MN Weekly VRDNs (Mower House Color)/(Norwest
                  Bank Minnesota, Minneapolis LOC)                                                            1,435,000
      14,000,000  Rochester, MN Health Care Facility Authority Weekly VRDNs
                  (Mayo Foundation)                                                                          14,000,000
       3,000,000  Rochester, MN Health Care Facility Authority Weekly VRDNs
                  (Mayo Foundation)                                                                           3,000,000
       2,160,000  Rochester, MN Health Care Facility Authority, (Series 1988E), 3.50%
                  CP (Mayo Foundation)/(Credit Suisse, Zurich LIQ), Mandatory
                  Tender 11/13/1996                                                                           2,160,000
       1,000,000  Rochester, MN Health Care Facility Authority, (Series 1988E), 3.60%
                  CP (Mayo Foundation)/(Credit Suisse, Zurich LIQ), Mandatory
                  Tender 11/20/1996                                                                           1,000,000
       1,000,000  Rogers, MN IDA Weekly VRDNs (Metal Sales Manufacturing Corp)/
                  (KeyBank, N.A. LOC)                                                                         1,000,000
       2,810,000  Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development, LLC
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                          2,810,000
      26,950,000  Rosemount, MN, PCR (Series 1984) Weekly VRDNs



                  (Koch Refining Co.)                                                                        26,950,000
       7,000,000  Shakopee, MN Hospital Finance Authority Weekly VRDNs
                  (St. Francis Regional Medical Center)/(Citibank NA, New York LOC)                           7,000,000
       1,500,000  Southern Minnesota Municipal Power Agency, 3.65% CP, Mandatory
                  Tender 2/25/1997                                                                            1,500,000
       1,547,500  St. Cloud, MN Housing & Redevelopment Authority, Revenue
                  Refunding Bonds (Series 1994A) Weekly VRDNs (Coborn's
                  Incorporated Project)/(Norwest Bank Minnesota, Minneapolis LOC)                             1,547,500
       2,772,500  St. Cloud, MN Housing & Redevelopment Authority, Revenue
                  Refunding Bonds (Series 1994B) Weekly VRDNs (Coborn's
                  Incorporated Project)/(Norwest Bank Minnesota, Minneapolis LOC)                             2,772,500







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
 MINNESOTA -- CONTINUED
 $     5,000,000  St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                  (District Cooling St Paul, Inc.)/(Credit Local de France LOC)                           $   5,000,000
         500,000  St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                  (United Way)/(First Bank NA, Minneapolis LOC)                                                 500,000
       1,100,000  St. Paul, MN Housing & Redevelopment Authority, (Series 1994)
                  Weekly VRDNs (Minnesota Children's Museum)/(First Bank NA,
                  Minneapolis LOC)                                                                            1,100,000
       2,000,000  St. Paul, MN Housing & Redevelopment Authority, District Cooling
                  Revenue Bonds (1995 Series I) Weekly VRDNs (Credit Local de
                  France LOC)                                                                                 2,000,000
       1,300,000  St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate
                  Office)/(First Bank NA, Minneapolis LOC)                                                    1,300,000
       9,700,000  St. Paul, MN Water Utility, Variable Rate Demand Water Revenue
                  Bonds, Series 1994D Weekly VRDNs                                                            9,700,000
       1,000,000  Steele County, MN, IDRB (Series 1994) Weekly VRDNs (Blount, Inc.)/
                  (NationsBank, South LOC)                                                                    1,000,000
       4,500,000  Stillwater, MN ISD #834, GO Obligation Aid Anticipation Certificates
                  of Indebtedness (Series 1996), 4.10% TRANs (Minnesota Tax and Aid
                  Anticipation Borrowing Program GTD), 9/30/1997                                              4,505,802
       6,500,000  University of Minnesota, (Series F), 3.75% TOBs (Regents of
                  University of Minnesota), Optional Tender 2/1/1997                                          6,500,000



       4,205,000  Victoria, MN, IDRB, (Series 1996A) Weekly VRDNs (HEI, Inc.
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                          4,205,000
       1,420,000  Victoria, MN, Industrial Development Revenue Bonds, (Series 1996B)
                  Weekly VRDNs (HEI, Inc. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                            1,420,000
       2,315,000  Waseca, MN ISD #829, GO UT Notes, 3.57% TANs, 3/26/1997                                     2,315,349
      12,910,000  Washington County, MN Housing & Redevelopment Authority,
                  (Series 90) Weekly VRDNs (Granada Pond Apartments)/(Sumitomo
                  Bank Ltd., Osaka LOC)                                                                      12,910,000
       1,405,000  Wells, MN, 4.00% TOBs (Stokely, Inc.)/(NBD Bank, Indiana LOC),
                  Optional Tender 12/1/1996                                                                   1,405,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     1,105,000  White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Norwest
                  Bank Minnesota, Minneapolis LOC)                                                        $   1,105,000
       2,165,000  White Bear, MN, Variable Rate Demand Industrial Revenue Bonds
                  Weekly VRDNs (N.A. Ternes Project)/(Firstar Bank, Minnesota LOC)                            2,165,000
       2,000,000  Winsted, MN IDA Weekly VRDNs (Sterner Lighting Systems)/(Fleet
                  National Bank, Providence, R.I. LOC)                                                        2,000,000
                    Total                                                                                   450,982,248
                  PUERTO RICO--1.3%
       3,700,000  Puerto Rico Government Development Bank, 3.50% CP, Mandatory
                  Tender 12/12/1996                                                                           3,700,000
       2,000,000  Puerto Rico Industrial, Tourist, Education, Medical & Environmental
                  Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
                  University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
                  Tender 1/13/1997                                                                            2,000,000
                    Total                                                                                     5,700,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                              $ 456,682,248





    Securities that are subject to the Alternative Minimum Tax Represent 26.8% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER SECOND TIER
      100.00%     0.00%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $18,115,000 which represents 4.0% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($453,057,193) at October 31, 1996.

The following acronym(s) are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
CDA -- Community Development Administration
COL -- Collateralized
CP -- Commercial Paper
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTD -- Guaranty
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IDR -- Industrial Development Revenue
IDRB -- Industrial Development Revenue Bond
INS -- Insured
INV -- Investment Agreement
ISD -- Independent School District
LIQ -- Liquidity Agreement



LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
SFM -- Single Family Mortgage
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
UT -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996



 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 456,682,248
 Cash                                                                                    51,607,820
 Income receivable                                                                        3,147,493
 Receivable for shares sold                                                                   5,522
   Total assets                                                                         511,443,083
 LIABILITIES:
 Payable for investments purchased                                    $ 57,474,240
 Payable for shares redeemed                                               170,140
 Income distribution payable                                               600,768
 Accrued expenses                                                          140,742
   Total liabilities                                                                     58,385,890
 Net Assets for 453,057,193 shares outstanding                                        $ 453,057,193
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $217,443,044 / 217,443,044 shares outstanding                                                $1.00
 CASH SERIES SHARES:
 $235,614,149 / 235,614,149 shares outstanding                                                $1.00





(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                     $15,092,730
 EXPENSES:
 Investment advisory fee                                                       $ 1,616,197
 Administrative personnel and services fee                                         305,489
 Custodian fees                                                                     65,627
 Transfer and dividend disbursing agent fees and expenses                          118,998
 Directors'/Trustees' fees                                                           4,530
 Auditing fees                                                                      13,561
 Legal fees                                                                         12,199
 Portfolio accounting fees                                                          98,168
 Distribution services fee -- Cash Series Shares                                   897,310
 Shareholder services fee -- Institutional Shares                                  561,584
 Shareholder services fee -- Cash Series Shares                                    448,655
 Share registration costs                                                           22,700
 Printing and postage                                                               13,988
 Insurance premiums                                                                  6,621
 Taxes                                                                               1,608
 Miscellaneous                                                                       3,063
     Total expenses                                                              4,190,298
 Waivers --
     Waiver of investment advisory fee                           $ (1,058,480)
     Waiver of distribution services fee -- Cash Series Shares       (448,655)
     Waiver of shareholder services fee -- Institutional             (561,584)
     Shares
         Total waivers                                                           (2,068,719)



                Net expenses                                                                    2,121,579
                 Net investment income                                                        $12,971,151





(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS




                                                                      YEAR ENDED OCTOBER 31,
                                                                   1996                 1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                         $  12,971,151       $   12,302,404
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                            (7,706,768)          (8,269,227)
  Cash Series Shares                                              (5,264,383)          (4,033,177)
  Change in net assets resulting from distributions
  to shareholders                                                (12,971,151)         (12,302,404)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                  1,294,216,493        1,040,754,759
 Net asset value of shares issued to shareholders in
 payment
 of distributions declared                                         5,465,115            4,384,166
 Cost of shares redeemed                                      (1,190,487,756)        (955,314,263)
  Change in net assets resulting from share transactions         109,193,852           89,824,662
  Change in net assets                                           109,193,852           89,824,662
 NET ASSETS:
 Beginning of period                                             343,863,341          254,038,679
 End of period                                                $  453,057,193      $   343,863,341





(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.




  INVESTMENT VALUATIONS -- The Fund use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at October 31, 1996 is as follows:



                                                                          ACQUISITION    ACQUISITION
   SECURITY                                                                  DATE           COST
   Dakota County, Washington County & Anoka City,
   MN Housing & Redevelopment Authority, Merlots - Series H             08/29/96         3,000,000
   Minneapolis/St. Paul, MN Housing Finance Board,
   SMF Revenue Bonds (Series D)                                         10/01/96         4,240,000
   Eden Prairie, MN ISD 272, MN Insured Municipal
   Securities Trust (Series 1996A)                                      07/11/96         1,000,000
   Eden Prairie, MN ISD 272, MN Insured Municipal
   Securities Trust (Series 1996B)                                      07/11/96         1,125,000
   MN Insured Municipal Securities Trust Series,
   Series 1996H, (St. Louis Park, MN Health Care
   Facilities) Floating Rate Certificates                               07/01/96         2,500,000
   MN Municipal Securities Trust Series, Series 1996H,
   (Rosemount, MN I.S.D. 196) Floating Rate Certificates                05/01/96         4,000,000
   N. St. Paul-Maplewood-Oakdale ISD 622,
   MN Insured Municipal Securities Trust (Series 1996D)                 07/11/96         2,250,000





  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $453,057,193. Transactions is shares were as follows:



                                                                             YEAR ENDED OCTOBER 31,
 INSTITUTIONAL SHARES                                                       1996              1995
 Shares sold                                                            547,719,129         546,893,719
 Shares issued to shareholders in payment of distributions                  301,311             425,031
 declared
 Shares redeemed                                                       (542,969,267)       (494,630,825)
  Net change resulting from Institutional Share transactions              5,051,173          52,687,925
                                                                             YEAR ENDED OCTOBER 31,
 CASH SERIES SHARES                                                         1996               1995
 Shares sold                                                            746,497,364         493,861,040
 Shares issued to shareholders in payment of distributions                5,163,804           3,959,135
 declared
 Shares redeemed                                                       (647,518,489)       (460,683,438)
  Net change resulting from Cash Series Share transactions              104,142,679          37,136,737
   Net change resulting from fund share transactions                    109,193,852          89,824,662





4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to .50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.




  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25% of average daily net assets of each class of shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For fiscal year ended, October 31, 1996, the Institutional Shares fully waived its shareholder services fee.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
  Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $635,984,740 and $593,880,000, respectively.



  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 73.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.8% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(MINNESOTA MUNICIPAL CASH TRUST):

We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 14 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania



December 13, 1996


ADDRESSES

Minnesota Municipal Cash Trust
    Cash Series Shares           Federated Investors Tower
                                 Pittsburgh, PA 15222-3779

Distributor
    Federated Securities Corp.   Federated Investors Tower
                                 Pittsburgh, PA 15222-3779

Investment Adviser
    Federated Management         Federated Investors Tower
                                 Pittsburgh, PA 15222-3779

Custodian
    State Street Bank and        P.O. Box 8600
    Trust Company                Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
    Federated Shareholder        P.O. Box 8600
    Services Company             Boston, MA 02266-8600

Independent Public Accountants
    Arthur Andersen LLP          2100 One PPG Place
                                 Pittsburgh, PA 15222





MINNESOTA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH SERIES SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314229873
0082715A-CSS (12/96)






MINNESOTA MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of Minnesota Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Minnesota municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Minnesota, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE



ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996


TABLE OF CONTENTS




 SUMMARY OF FUND EXPENSES               1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                  2
 GENERAL INFORMATION                    3
 INVESTMENT INFORMATION                 3
  Investment Objective                  3
  Investment Policies                   3
  Minnesota Municipal Securities        5
  Investment Risks                      6
  Investment Limitations                6
 FUND INFORMATION                       7
  Management of the Fund                7
  Distribution of Institutional Shares  8
  Administration of the Fund            8
 NET ASSET VALUE                        9
 HOW TO PURCHASE SHARES                 9
 HOW TO REDEEM SHARES                  10
 ACCOUNT AND SHARE INFORMATION         11
 TAX INFORMATION                       11
  Federal Income Tax                   11
  State and Local Taxes                12
 OTHER CLASSES OF SHARES               12
 PERFORMANCE INFORMATION               13
 FINANCIAL HIGHLIGHTS --
  CASH SERIES SHARES                   14
 FINANCIAL STATEMENTS                  15
 REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                          32



 ADDRESSES                             33


SUMMARY OF FUND EXPENSES




                            INSTITUTIONAL SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                 None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                          None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                 None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                            None
 Exchange Fee                                                                                  None
                          ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                              0.14%
 12b-1 Fee                                                                                     None
 Total Other Expenses                                                                          0.16%
  Shareholder Services Fee (after waiver)(2)                                      0.00%
   Total Operating Expenses(3)                                                                 0.30%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 0.81% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.




 EXAMPLE                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
 You would pay the following expenses on a $1,000
 investment, assuming (1) 5% annual return and
 (2) redemption at the end of each time period           $3        $10       $17       $38





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                            YEAR ENDED OCTOBER 31,
                                 1996       1995       1994       1993       1992       1991       1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income           0.03       0.04       0.03       0.02       0.03        0.05       0.01
 LESS DISTRIBUTIONS
  Distributions from net
  investment income              (0.03)     (0.04)     (0.03)     (0.02)     (0.03)      (0.05)     (0.01)
 NET ASSET VALUE, END OF        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
 PERIOD
 TOTAL RETURN(B)                  3.49%      3.82%      2.58%      2.43%      3.19%       4.89%      0.90%
 RATIOS TO AVERAGE NET
 ASSETS
  Expenses                        0.30%      0.30%      0.31%      0.31%      0.31%       0.30%      0.01%*
  Net investment income           3.43%      3.77%      2.55%      2.40%      3.10%       4.73%      6.45%*
  Expense waiver/
  reimbursement(c)                0.51%      0.52%      0.34%      0.34%      0.33%       0.43%      0.69%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)               $217,443   $212,392   $159,704   $165,865   $245,168    $124,603    $75,904





* Computed on an annualized basis.

(a) Reflects operations for the period from September 10, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Cash Series Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Minnesota taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from both federal regular income tax and Minnesota regular personal income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Minnesota and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Minnesota state income tax imposed upon non-corporate taxpayers ("Minnesota Municipal Securities"). Examples of Minnesota Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;



* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Minnesota Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Minnesota Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Minnesota Municipal Securities is subject to the federal alternative minimum tax.

MINNESOTA MUNICIPAL SECURITIES

Minnesota Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Minnesota Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Minnesota Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Minnesota Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Minnesota Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Minnesota Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Minnesota Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Minnesota Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Minnesota Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Minnesota Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.




  ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities



Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                        AVERAGE AGGREGATE
 MAXIMUM FEE             DAILY NET ASSETS
  .15%              on the first $250 million
  .125%             on the next $250 million
  .10%              on the next $250 million
  .075%       on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.



To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Minnesota Municipal Cash Trust -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Minnesota Municipal Cash Trust -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.



In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities



Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 12, 1996, VAR & Company, Saint Paul, MN, owned 61.75% of the Institutional Shares of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Minnesota. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MINNESOTA TAXES. Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income taxes provided that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and provided further that 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities, or governmental agencies or instrumentalities. Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Minnesota regular personal income taxes.

Dividends of the Fund are not exempt from Minnesota corporate income taxes.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Cash Series Shares. Cash Series Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of



$10,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Cash Series Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees. Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.




Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

MINNESOTA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH SERIES SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                         YEAR ENDED OCTOBER 31,
                                        1996     1995       1994     1993      1992     1991(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD                 $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
  Net investment income                0.03       0.03      0.02      0.02      0.03      0.04
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                   (0.03)     (0.03)    (0.02)    (0.02)    (0.03)    (0.04)
 NET ASSET VALUE, END OF PERIOD      $ 1.00     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                       2.97%      3.41%     2.17%     2.02%     2.78%     3.60%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                             0.80%      0.70%     0.71%     0.71%     0.71%     0.64%*
  Net investment income                2.93%      3.37%     2.15%     2.01%     2.75%     4.11%*
  Expense waiver/
  reimbursement(c)                     0.51%      0.62%     0.61%     0.44%     0.44%     0.59%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                    $235,614   $131,471   $94,335   $67,521   $75,044   $69,747





* Computed on an annualized basis.

(a) Reflects operations for the period from January 7, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996



   PRINCIPAL
    AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- 100.9%
                  MINNESOTA -- 99.6%
 $       400,000  Anoka City, MN Solid Waste Disposal Authority, 3.65% CP (United
                  Power Associates)/(National Rural Utilities Cooperative Finance
                  Corp. GTD), Mandatory Tender 12/2/1996                                                   $    400,000
       6,000,000  Anoka City, MN Solid Waste Disposal Authority, 3.75% CP (United
                  Power Associates)/(National Rural Utilities Cooperative Finance
                  Corp. GTD), Mandatory Tender 2/13/1997                                                      6,000,000
       2,050,000  Anoka, MN, Multi-Family Housing Revenue Bonds Weekly VRDNs
                  (Walker Plaza Project)/(First Bank NA, Minneapolis LOC)                                     2,050,000
      10,000,000  Anoka-Hennepin, MN ISD 11, GO Certificates of Indebtedness (Series
                  1996A), 3.44% TANs (Minnesota Tax and Aid Anticipation Borrowing
                  Program GTD), 3/13/1997                                                                    10,000,268
       3,785,000  Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV
                  Development Company Project)/(Firstar Bank, Minnesota LOC)                                  3,785,000
       2,505,000  Baudette, MN, IDR (Series 1989) Weekly VRDNs (Reid Powell, Inc.)/
                  (NationsBank, South LOC)                                                                    2,505,000
       4,000,000  Becker, MN, PCR (Series 1993A & B), 3.60% CP (Northern States
                  Power Co.), Mandatory Tender 11/14/1996                                                     4,000,000
       6,500,000  Becker, MN, PCR (Series 1993A & B), 3.70% CP (Northern States
                  Power Co.), Mandatory Tender 11/26/1996                                                     6,500,000
         500,000  Beltrami County, MN, Environmental Control Authority Daily
                  VRDNs (Northwood Panelboard Co.)/(Union Bank of Switzerland,



                  Zurich LOC)                                                                                   500,000
       1,400,000  Beltrami County, MN, Environmental Control Authority, (Series 1995)
                  Daily VRDNs (Northwood Panelboard Co.)/(Union Bank of
                  Switzerland, Zurich LOC)                                                                    1,400,000
       2,855,000  Blaine, MN, Industrial Development Revenue Bonds (Series 1996)
                  Weekly VRDNs (S & S of Minnesota, LLC Project)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                                 2,855,000
       2,000,000  Bloomington, MN Port Authority, Special Tax Revenue Refunding
                  Bonds (Series 1996B) Weekly VRDNs (Mall of America)/(FSA INS)/
                  (Credit Local de France LIQ)                                                                2,000,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
(A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     3,600,000  Bloomington, MN, IDRB (Series 1995) Weekly VRDNs (Now
                  Technologies, Inc. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                         $  3,600,000
       5,000,000  Bloomington, MN, Multi-Family Housing Weekly VRDNs (Crow/
                  Bloomington Apartments)/(Citibank NA, New York LOC)                                         5,000,000
       4,400,000  Burnsville, MN, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs
                  (Caire, Inc. Project)/(Bank One, Milwaukee, WI N.A. LOC)                                    4,400,000
       8,080,000  Burnsville, MN, Multi-Family Housing Weekly VRDNs (Berkshire of
                  Burnsville)/(Sumitomo Bank Ltd., Osaka LOC)                                                 8,080,000
       1,275,000  Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building
                  Management Group, L.L.C. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                            1,275,000
       5,000,000  Cloquet, MN, Industrial Facilities Revenue Bonds (Series 1996A)
                  Weekly VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich LOC)                                   5,000,000
       2,800,000  Coon Rapids, MN Hospital Authority, (Series 1985) Weekly VRDNs
                  (Health Central System)/(First Bank NA, Minneapolis LOC)                                    2,800,000
       2,350,000  Cottage Grove, MN, IDR Refunding Bonds (Series 1995) Weekly
                  VRDNs (Supervalu Inc.)/(Wachovia Bank of Georgia NA,
                  Atlanta LOC)                                                                                2,350,000
       5,400,000  Crystal, MN IDA Weekly VRDNs (Crystal Gallery Mall, MN)/
                  (Citibank NA, New York LOC)                                                                 5,400,000



      10,745,000  Dakota County & Washington County MN Hsg & Redev Auth,
                  Merlots (Series J), 4.20% TOBs (United States Treasury COL)/
                  (Corestates Bank N.A., Philadelphia, PA LIQ), Optional Tender
                  3/1/1997                                                                                   10,745,000
       1,655,000  Dakota County, MN Housing & Redevelopment Authority,
                  (Custodial Receipts), 4.20% TOBs (GNMA COL)/(Corestates Bank
                  N.A., Philadelphia, PA LIQ), Optional Tender 3/1/1997                                       1,655,000
       3,000,000 (b)Dakota County, Washington County & Anoka City, MN Housing &
                  Redevelopment Authority, Merlots-Series H, 4.15% TOBs (United
                  States Treasury COL)/(Corestates Bank N.A., Philadelphia, PA LIQ),
                  Optional Tender 12/1/1996                                                                   3,000,000
       6,750,000  Duluth, MN, Tax and Aid Anticipation Certificates, 4.25% TANs,
                  12/31/1996                                                                                  6,754,741







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     8,000,000  Eagan, MN, Multi-Family Housing (Series 1992A) Weekly VRDNs
                  (Cinnamon Ridge)/(Mellon Bank NA, Pittsburgh LOC)                                        $  8,000,000
       1,000,000 (b)Eden Prairie MN, ISD 272, MN Insured Municipal Securities Trust
                  (Series 1996A), Floating Rate Certificates Weekly VRDNs (MBIA INS)/
                  (Norwest Bank Minnesota, Minneapolis LIQ)                                                   1,000,000
       1,125,000 (b)Eden Prairie MN, ISD 272, MN Insured Municipal Securities Trust
                  (Series 1996B), Floating Rate Certificates Weekly VRDNs (MBIA INS)/
                  (Norwest Bank Minnesota, Minneapolis LIQ)                                                   1,125,000
         855,000  Eden Prairie, MN IDA, #194 Weekly VRDNs (Richard W. Cohen
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                            855,000
       1,340,000  Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge
                  Printing, Inc. Project)/(Norwest Bank Minnesota, Minneapolis LOC)                           1,340,000
          41,677  Eden Prairie, MN IDA, (Series 1987) Weekly VRDNs (Minnesota
                  Supply Co.)/(Norwest Bank Minnesota, Minneapolis LOC)                                          41,677
       1,450,000  Eden Prairie, MN IDA, (Series 1995) Weekly VRDNs (Robert
                  Lothenbach Project)/(Norwest Bank Minnesota, Minneapolis LOC)                               1,450,000
       1,025,000  Elk River, MN Weekly VRDNs (Tescom Project)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                                 1,025,000
       2,945,000  Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard
                  Corporation Project)/(Norwest Bank Minnesota, Minneapolis LOC)                              2,945,000
       4,025,000  Fridley, MN, (Series 1984) Weekly VRDNs (River Road Investors



                  Project)/(Citibank NA, New York LOC)                                                        4,025,000
       7,000,000  Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin Co.
                  MN GTD)                                                                                     7,000,000
       5,550,000  Hennepin Co. MN, (Series 1996C) Weekly VRDNs                                                5,550,000
       2,500,000  Hennepin Co. MN, GO UT Notes, 4.25% Bonds, 12/1/1996                                        2,501,899
       3,150,000  Hennepin County, MN ISD 286, (Series 1996), 3.38% TANs (Minnesota
                  Tax and Aid Anticipation Borrowing Program GTD), 3/21/1997                                  3,150,351
       5,500,000  Hubbard County, MN, Solid Waste Disposal (Series 1990) Weekly
                  VRDNs (Potlatch Corp.)/(Credit Suisse, Zurich LOC)                                          5,500,000
       3,205,000  Lakeville, MN ISD 194, (Series 1996), 3.90% TRANs, 9/30/1997                                3,205,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     1,135,000  Litchfield, MN ISD, Certificates of Indebtedness, 3.33% TANs
                  (Minnesota Tax and Aid Anticipation Borrowing Program GTD),
                  3/28/1997                                                                                $  1,135,131
       2,500,000 (b)MN Insured Municipal Securities Trust, Series 1996H, Floating
                  Rate Certificates Weekly VRDNs (St. Louis Park, MN Health Care
                  Facilities)/(Norwest Bank Minnesota, Minneapolis LIQ)/
                  (AMBAC INS)                                                                                 2,500,000
       4,000,000 (b)MN Municipal Securities Trust, Series 1996H, Floating Rate
                  Certificates Weekly VRDNs (Rosemount, MN ISD 196)/(FSA INS)/
                  (Norwest Bank Minnesota, Minneapolis LIQ)                                                   4,000,000
       3,900,000  Maple Grove, MN IDA, (Series 1991A) Weekly VRDNs (Eagle Ridge,
                  MN Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                                              3,900,000
       3,000,000  Maple Grove, MN IDA, (Series 1991B) Weekly VRDNs (Eagle Ridge,
                  MN Apartments)/(First Bank NA, Minneapolis LOC)                                             3,000,000
       2,025,000  Maplewood, MN, Multi-Family Housing (Series 1993) Weekly VRDNs
                  (Silver Ridge Project)/(Federal Home Loan Bank of Chicago LOC)                              2,025,000
       2,610,000  Mendota Heights, MN, Multi-Family Revenue Bonds Weekly VRDNs
                  (Lexington Heights Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                              2,610,000
      13,755,000  Minneapolis CDA, Refunding Revenue Bonds Weekly VRDNs
                  (Riverplace Project (The Pinnacle Apartments))/(Sumitomo Bank Ltd.,
                  Osaka LOC)                                                                                 13,755,000



       8,440,000  Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly
                  VRDNs (Walker Methodist Health Center, Inc. Project)/(First Bank
                  NA, Minneapolis LOC)                                                                        8,440,000
         700,000  Minneapolis, MN IDA Weekly VRDNs (JTJ Co.)/(First Bank NA,
                  Minneapolis LOC)                                                                              700,000
       7,000,000  Minneapolis, MN, (Series 1995B) Weekly VRDNs                                                7,000,000
       1,000,000  Minneapolis, MN, Variable Rate Demand Commercial Development
                  Revenue Refunding Bonds (Series 1996) Weekly VRDNs (WNB &
                  Company Project)/(First Bank NA, Minneapolis LOC)                                           1,000,000
      10,100,000  Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly
                  VRDNs (One Ten Grant Project)/(First Bank NA, Minneapolis LOC)                             10,100,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     4,240,000 (b)Minneapolis/St. Paul MN Housing Finance Board, SFM Revenue
                  Bonds, Merlots (Series D), 4.125% TOBs (GNMA COL)/(Corestates
                  Bank NA, Philadelphia, PA LIQ), Optional Tender 1/1/1997                                $   4,240,000
       1,066,000  Minneapolis/St. Paul MN Housing Finance Board, Single Family
                  Mortgage Revenue Bonds, 4.25% TOBs (GNMA COL)/(Corestates
                  Bank N.A., Philadelphia, PA LIQ), Optional Tender 2/1/1997                                  1,066,000
       8,000,000  Minnesota State Commissioner of Iron Range Resources &
                  Rehabilitation, (Series 1991) Weekly VRDNs (Louisiana-Pacific Corp.)/
                  (Wachovia Bank of NC, NA, Winston-Salem LOC)                                                8,000,000
         800,000  Minnesota State HFA, Rental Housing (Series D), 4.15% Bonds
                  (MBIA INS), 8/1/1997                                                                          801,712
       4,650,000  Minnesota State HFA, Single Family Mortgage Bonds (1995 Series M),
                  3.50% TOBs (Societe Generale, Paris INV), Mandatory Tender
                  12/12/1996                                                                                  4,650,000
         400,000  Minnesota State HFA, Single Family Mortgage Bonds (1995 Series O),
                  3.60% TOBs (Societe Generale, Paris INV), Optional Tender
                  12/12/1996                                                                                    400,000
       6,500,000  Minnesota State Higher Education Coordinating Board, 1992 (Series C)
                  Weekly VRDNs (First Bank NA, Minneapolis LIQ)                                               6,500,000
      12,700,000  Minnesota State Higher Education Coordinating Board, 1992 (Series C)
                  Weekly VRDNs (First Bank NA, Minneapolis LIQ)                                              12,700,000



       5,400,000  Minnesota State Higher Education Coordinating Board, Supplemental
                  Student Loan Program Refunding Revenue Bonds (Series 1994A)
                  Weekly VRDNs (Norwest Bank Minnesota, Minneapolis LIQ)                                      5,400,000
       4,300,000  Minnesota State Higher Education Facility Authority Weekly VRDNs
                  (Carlton College)/(Swiss Bank Corp., Basle LIQ)                                             4,300,000
       5,000,000  Minnesota State, (Series A), 5.00% Bonds (AMBAC INS), 6/30/1997                             5,042,129
       1,000,000  Minnesota State, 6.60% Bonds, 8/1/1997                                                      1,019,268
       3,825,000  Minnesota State, GO State Various Purpose Bonds, 5.00% Bonds,
                  11/1/1997                                                                                   3,868,796
       2,000,000  Minnesota State, UT GO Refunding Bonds, 4.70% Bonds, 8/1/1997                               2,014,740







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     8,750,000  Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                  of Participation (Series 1996A), 4.25% TANs (Minnesota Tax and Aid
                  Anticipation Borrowing Program GTD), 2/21/1997                                           $  8,769,474
       9,500,000  Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                  of Participation, Aid Anticipation Series 1996A, 4.50% TANs (Minne-
                  sota Tax and Aid Anticipation Borrowing Program GTD), 8/19/1997                             9,540,066
       6,600,000  Minnesota Tax and Aid Anticipation Borrowing Program, Certificates
                  of Participation, Aid Anticipation Series 1996B, 4.50% TANs (Minne-
                  sota Tax and Aid Anticipation Borrowing Program GTD), 9/9/1997                              6,633,722
       1,515,000  Minnetonka, MN, IDRB (Series 1996) Weekly VRDNs (PGI Cos., Inc.)/
                  (Norwest Bank Minnesota, Minneapolis LOC)                                                   1,515,000
       5,900,000  Minnetonka, MN, Multi-Family Housing Revenue Refunding Bonds
                  (Series 1995) Weekly VRDNs (Southampton Apartments Project
                  (MN))/(National Bank of Canada, Montreal LOC)                                               5,900,000
       2,800,000  Moorhead, MN ISD, Certificates of Indebtedness, 3.35% TANs (Minne-
                  sota Tax and Aid Anticipation Borrowing Program GTD), 3/27/1997                             2,800,374
       2,250,000 (b)N. St. Paul-Maplewood, MN, ISD 622, MN Municipal Securities Trust
                  (Series 1996D), Floating Rate Certificate Weekly VRDNs (Norwest
                  Bank Minnesota, Minneapolis LIQ)                                                            2,250,000
       1,300,000  New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/
                  (Banque Paribas, Paris LOC)                                                                 1,300,000



       1,000,000  New Hope, MN IDRB, (Series 1994) Weekly VRDNs (Gaines and
                  Hanson Printing Co.)/(Norwest Bank Minnesota, Minneapolis LOC)                              1,000,000
       3,560,000  New Hope, MN Weekly VRDNs (Paddock Labs)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                                 3,560,000
       2,445,000  Olmsted County, MN Building Authority, Certificates of Participation
                  Weekly VRDNs (Human Services Infrastructure)/(Toronto-Dominion
                  Bank LOC)                                                                                   2,445,000
       2,405,000  Orono, MN ISD 278, GO Certificates of Indebtedness, (Series 1996),
                  3.53% TANs (Minnesota Tax and Aid Anticipation Borrowing
                  Program GTD), 3/13/1997                                                                     2,405,749
       1,800,000  Perham, MN IDA Weekly VRDNs (Land O' Lakes, Inc.)/(Rabobank
                  Nederland, Utrecht LOC)                                                                     1,800,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     1,320,000  Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Norwest Bank
                  Minnesota, Minneapolis LOC)                                                             $   1,320,000
       4,500,000  Plymouth, MN, IDRB (Series 1994) Weekly VRDNs (Olympic Steel,
                  Inc.)/(National City Bank, Cleveland, OH LOC)                                               4,500,000
       1,435,000  Port of Austin, MN Weekly VRDNs (Mower House Color)/(Norwest
                  Bank Minnesota, Minneapolis LOC)                                                            1,435,000
      14,000,000  Rochester, MN Health Care Facility Authority Weekly VRDNs
                  (Mayo Foundation)                                                                          14,000,000
       3,000,000  Rochester, MN Health Care Facility Authority Weekly VRDNs
                  (Mayo Foundation)                                                                           3,000,000
       2,160,000  Rochester, MN Health Care Facility Authority, (Series 1988E), 3.50%
                  CP (Mayo Foundation)/(Credit Suisse, Zurich LIQ), Mandatory
                  Tender 11/13/1996                                                                           2,160,000
       1,000,000  Rochester, MN Health Care Facility Authority, (Series 1988E), 3.60%
                  CP (Mayo Foundation)/(Credit Suisse, Zurich LIQ), Mandatory
                  Tender 11/20/1996                                                                           1,000,000
       1,000,000  Rogers, MN IDA Weekly VRDNs (Metal Sales Manufacturing Corp)/
                  (KeyBank, N.A. LOC)                                                                         1,000,000
       2,810,000  Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development, LLC
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                          2,810,000
      26,950,000  Rosemount, MN, PCR (Series 1984) Weekly VRDNs



                  (Koch Refining Co.)                                                                        26,950,000
       7,000,000  Shakopee, MN Hospital Finance Authority Weekly VRDNs
                  (St. Francis Regional Medical Center)/(Citibank NA, New York LOC)                           7,000,000
       1,500,000  Southern Minnesota Municipal Power Agency, 3.65% CP, Mandatory
                  Tender 2/25/1997                                                                            1,500,000
       1,547,500  St. Cloud, MN Housing & Redevelopment Authority, Revenue
                  Refunding Bonds (Series 1994A) Weekly VRDNs (Coborn's
                  Incorporated Project)/(Norwest Bank Minnesota, Minneapolis LOC)                             1,547,500
       2,772,500  St. Cloud, MN Housing & Redevelopment Authority, Revenue
                  Refunding Bonds (Series 1994B) Weekly VRDNs (Coborn's
                  Incorporated Project)/(Norwest Bank Minnesota, Minneapolis LOC)                             2,772,500







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     5,000,000  St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                  (District Cooling St Paul, Inc.)/(Credit Local de France LOC)                           $   5,000,000
         500,000  St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs
                  (United Way)/(First Bank NA, Minneapolis LOC)                                                 500,000
       1,100,000  St. Paul, MN Housing & Redevelopment Authority, (Series 1994)
                  Weekly VRDNs (Minnesota Children's Museum)/(First Bank NA,
                  Minneapolis LOC)                                                                            1,100,000
       2,000,000  St. Paul, MN Housing & Redevelopment Authority, District Cooling
                  Revenue Bonds (1995 Series I) Weekly VRDNs (Credit Local de
                  France LOC)                                                                                 2,000,000
       1,300,000  St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West Gate
                  Office)/(First Bank NA, Minneapolis LOC)                                                    1,300,000
       9,700,000  St. Paul, MN Water Utility, Variable Rate Demand Water Revenue
                  Bonds, Series 1994D Weekly VRDNs                                                            9,700,000
       1,000,000  Steele County, MN, IDRB (Series 1994) Weekly VRDNs (Blount, Inc.)/
                  (NationsBank, South LOC)                                                                    1,000,000
       4,500,000  Stillwater, MN ISD #834, GO Obligation Aid Anticipation Certificates
                  of Indebtedness (Series 1996), 4.10% TRANs (Minnesota Tax and Aid
                  Anticipation Borrowing Program GTD), 9/30/1997                                              4,505,802
       6,500,000  University of Minnesota, (Series F), 3.75% TOBs (Regents of
                  University of Minnesota), Optional Tender 2/1/1997                                          6,500,000



       4,205,000  Victoria, MN, IDRB, (Series 1996A) Weekly VRDNs (HEI, Inc.
                  Project)/(Norwest Bank Minnesota, Minneapolis LOC)                                          4,205,000
       1,420,000  Victoria, MN, Industrial Development Revenue Bonds, (Series 1996B)
                  Weekly VRDNs (HEI, Inc. Project)/(Norwest Bank Minnesota,
                  Minneapolis LOC)                                                                            1,420,000
       2,315,000  Waseca, MN ISD #829, GO UT Notes, 3.57% TANs, 3/26/1997                                     2,315,349
      12,910,000  Washington County, MN Housing & Redevelopment Authority,
                  (Series 90) Weekly VRDNs (Granada Pond Apartments)/(Sumitomo
                  Bank Ltd., Osaka LOC)                                                                      12,910,000
       1,405,000  Wells, MN, 4.00% TOBs (Stokely, Inc.)/(NBD Bank, Indiana LOC),
                  Optional Tender 12/1/1996                                                                   1,405,000







MINNESOTA MUNICIPAL CASH TRUST



  PRINCIPAL
   AMOUNT                                                                                                     VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                  MINNESOTA -- CONTINUED
 $     1,105,000  White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Norwest
                  Bank Minnesota, Minneapolis LOC)                                                        $   1,105,000
       2,165,000  White Bear, MN, Variable Rate Demand Industrial Revenue Bonds
                  Weekly VRDNs (N.A. Ternes Project)/(Firstar Bank, Minnesota LOC)                            2,165,000
       2,000,000  Winsted, MN IDA Weekly VRDNs (Sterner Lighting Systems)/(Fleet
                  National Bank, Providence, R.I. LOC)                                                        2,000,000
                    Total                                                                                   450,982,248
                  PUERTO RICO--1.3%
       3,700,000  Puerto Rico Government Development Bank, 3.50% CP, Mandatory
                  Tender 12/12/1996                                                                           3,700,000
       2,000,000  Puerto Rico Industrial, Tourist, Education, Medical & Environmental
                  Control Finance Authority, (Series 1994A), 3.80% CP (Inter American
                  University of Puerto Rico)/(Banque Paribas, Paris LOC), Mandatory
                  Tender 1/13/1997                                                                            2,000,000
                    Total                                                                                     5,700,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                              $ 456,682,248





    Securities that are subject to the Alternative Minimum Tax Represent 26.8% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER SECOND TIER
      100.00%     0.00%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $18,115,000 which represents 4.0% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($453,057,193) at October 31, 1996.

The following acronym(s) are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
CDA -- Community Development Administration
COL -- Collateralized
CP -- Commercial Paper
FSA -- Financial Security Assurance
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTD -- Guaranty
HFA -- Housing Finance Authority
IDA -- Industrial Development Authority
IDR -- Industrial Development Revenue
IDRB -- Industrial Development Revenue Bond
INS -- Insured
INV -- Investment Agreement
ISD -- Independent School District
LIQ -- Liquidity Agreement



LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
SFM -- Single Family Mortgage
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
UT -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996



 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 456,682,248
 Cash                                                                                    51,607,820
 Income receivable                                                                        3,147,493
 Receivable for shares sold                                                                   5,522
   Total assets                                                                         511,443,083
 LIABILITIES:
 Payable for investments purchased                                    $ 57,474,240
 Payable for shares redeemed                                               170,140
 Income distribution payable                                               600,768
 Accrued expenses                                                          140,742
   Total liabilities                                                                     58,385,890
 Net Assets for 453,057,193 shares outstanding                                        $ 453,057,193
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $217,443,044 / 217,443,044 shares outstanding                                                $1.00
 CASH SERIES SHARES:
 $235,614,149 / 235,614,149 shares outstanding                                                $1.00





(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                     $15,092,730
 EXPENSES:
 Investment advisory fee                                                       $ 1,616,197
 Administrative personnel and services fee                                         305,489
 Custodian fees                                                                     65,627
 Transfer and dividend disbursing agent fees and expenses                          118,998
 Directors'/Trustees' fees                                                           4,530
 Auditing fees                                                                      13,561
 Legal fees                                                                         12,199
 Portfolio accounting fees                                                          98,168
 Distribution services fee -- Cash Series Shares                                   897,310
 Shareholder services fee -- Institutional Shares                                  561,584
 Shareholder services fee -- Cash Series Shares                                    448,655
 Share registration costs                                                           22,700
 Printing and postage                                                               13,988
 Insurance premiums                                                                  6,621
 Taxes                                                                               1,608
 Miscellaneous                                                                       3,063
     Total expenses                                                              4,190,298
 Waivers --
     Waiver of investment advisory fee                           $ (1,058,480)
     Waiver of distribution services fee -- Cash Series Shares       (448,655)
     Waiver of shareholder services fee -- Institutional             (561,584)
     Shares
         Total waivers                                                           (2,068,719)



                Net expenses                                                                    2,121,579
                 Net investment income                                                        $12,971,151





(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS




                                                                      YEAR ENDED OCTOBER 31,
                                                                   1996                 1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                         $  12,971,151       $   12,302,404
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                            (7,706,768)          (8,269,227)
  Cash Series Shares                                              (5,264,383)          (4,033,177)
  Change in net assets resulting from distributions
  to shareholders                                                (12,971,151)         (12,302,404)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                  1,294,216,493        1,040,754,759
 Net asset value of shares issued to shareholders in
 payment
 of distributions declared                                         5,465,115            4,384,166
 Cost of shares redeemed                                      (1,190,487,756)        (955,314,263)
  Change in net assets resulting from share transactions         109,193,852           89,824,662
  Change in net assets                                           109,193,852           89,824,662
 NET ASSETS:
 Beginning of period                                             343,863,341          254,038,679
 End of period                                                $  453,057,193      $   343,863,341





(See Notes which are an integral part of the Financial Statements)

MINNESOTA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income taxes imposed by the State of Minnesota consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.




  INVESTMENT VALUATIONS -- The Fund use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at October 31, 1996 is as follows:



                                                                          ACQUISITION    ACQUISITION
   SECURITY                                                                  DATE           COST
   Dakota County, Washington County & Anoka City,
   MN Housing & Redevelopment Authority, Merlots - Series H             08/29/96         3,000,000
   Minneapolis/St. Paul, MN Housing Finance Board,
   SMF Revenue Bonds (Series D)                                         10/01/96         4,240,000
   Eden Prairie, MN ISD 272, MN Insured Municipal
   Securities Trust (Series 1996A)                                      07/11/96         1,000,000
   Eden Prairie, MN ISD 272, MN Insured Municipal
   Securities Trust (Series 1996B)                                      07/11/96         1,125,000
   MN Insured Municipal Securities Trust Series,
   Series 1996H, (St. Louis Park, MN Health Care
   Facilities) Floating Rate Certificates                               07/01/96         2,500,000
   MN Municipal Securities Trust Series, Series 1996H,
   (Rosemount, MN I.S.D. 196) Floating Rate Certificates                05/01/96         4,000,000
   N. St. Paul-Maplewood-Oakdale ISD 622,
   MN Insured Municipal Securities Trust (Series 1996D)                 07/11/96         2,250,000





  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $453,057,193. Transactions is shares were as follows:



                                                                             YEAR ENDED OCTOBER 31,
 INSTITUTIONAL SHARES                                                       1996              1995
 Shares sold                                                            547,719,129         546,893,719
 Shares issued to shareholders in payment of distributions                  301,311             425,031
 declared
 Shares redeemed                                                       (542,969,267)       (494,630,825)
  Net change resulting from Institutional Share transactions              5,051,173          52,687,925
                                                                             YEAR ENDED OCTOBER 31,
 CASH SERIES SHARES                                                         1996               1995
 Shares sold                                                            746,497,364         493,861,040
 Shares issued to shareholders in payment of distributions                5,163,804           3,959,135
 declared
 Shares redeemed                                                       (647,518,489)       (460,683,438)
  Net change resulting from Cash Series Share transactions              104,142,679          37,136,737
   Net change resulting from fund share transactions                    109,193,852          89,824,662





4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to .50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.




  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25% of average daily net assets of each class of shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For fiscal year ended, October 31, 1996, the Institutional Shares fully waived its shareholder services fee.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
  Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $635,984,740 and $593,880,000, respectively.



  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 73.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.8% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(MINNESOTA MUNICIPAL CASH TRUST):

We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 14 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania



December 13, 1996


ADDRESSES

Minnesota Municipal Cash Trust
    Institutional Shares           Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Distributor
    Federated Securities Corp.     Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Investment Adviser
    Federated Management           Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Custodian
    State Street Bank and          P.O. Box 8600
     Trust Company                 Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
    Federated Shareholder          P.O. Box 8600
    Services Company               Boston, MA 02266-8600

Independent Public Accountants
    Arthur Andersen LLP           2100 One PPG Place
                                  Pittsburgh, PA 15222






MINNESOTA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314229402
0082715A-IS (12/96)







                        MINNESOTA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                              CASH SERIES SHARES
                             INSTITUTIONAL SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Minnesota Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229873
0082715B (12/96)






INVESTMENT POLICIES                                      1

 Acceptable Investments                                  1
 Participation Interests                                 1
 Municipal Leases                                        1
 Ratings                                                 1
 When-Issued and Delayed Delivery Transactions           1
 Repurchase Agreements                                   2
 Reverse Repurchase Agreements                           2
 Credit Enhancement                                      2
MINNESOTA INVESTMENT RISKS                               2

INVESTMENT LIMITATIONS                                   3

FEDERATED MUNICIPAL TRUST MANAGEMENT                     1

 Share Ownership                                         4
 Trustees Compensation                                   4
 Trustee Liability                                       5
INVESTMENT ADVISORY SERVICES                             5

 Investment Adviser                                      5
 Advisory Fees                                           6
BROKERAGE TRANSACTIONS                                   6

OTHER SERVICES                                           6

 Fund Administration                                     6
 Custodian and Portfolio Accountant                      6
 Transfer Agent                                          6



 Independent Public Accountants                          7
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES               7

DETERMINING NET ASSET VALUE                              7

REDEMPTION IN KIND                                       8

MASSACHUSETTS PARTNERSHIP LAW                            8

THE FUND'S TAX STATUS                                    8

PERFORMANCE INFORMATION                                  8

 Yield                                                   8
 Effective Yield                                         8
 Tax-Equivalent Yield                                    9
 Tax-Equivalency Table                                   9
 Total Return                                           10
 Performance Comparisons                                10
 Economic and Market Information                        10
ABOUT FEDERATED INVESTORS                               10

 Mutual Fund Market                                     11
 Institutional Clients                                  11
 Trust Organizations                                    11
 Broker/Dealers and Bank Broker/Dealer Subsidiaries     11
APPENDIX                                                12





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.



(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

MINNESOTA INVESTMENT RISKS

Minnesota has a diversified economy, the structure of which has increasingly come to resemble the nation as a whole. Minnesota's emergence as a regional center is evidenced by the comparatively high rates of employment growth in trade, finance, insurance, and service industries over the past ten years. Agriculture, which had been severely affected since 1981, appears to be improving with land values now stabilizing at levels seen in the early 1980's. State unemployment rates remain below the national level; and personal income has grown more rapidly than that of the nation as a whole, with personal income per capita remaining slightly above the national average.

Following a period of volatility in the early 1980's, Minnesota's fiscal operations have been recently characterized by a strong financial position and moderate debt burden. Minnesota has disciplined its budget process through frequent reviews of revenue forecasts and timely legislative action. For fiscal 1997, the state expects to achieve a balanced budget without revenue increases or one-time revenues. In addition, the state maintains two statutory reserves for cash flow and budgetary purposes which, together, represent over 6% of General Fund revenues. The state's budget forecast calls for additions to be made to these reserves in fiscal 1997.

Minnesota's debt position is excellent with nearly exclusive use of general obligation bonds. Amortization of general obligation debt is rapid, with nearly three-quarters due within ten years, fully characteristic of high quality borrowers. Debt service requirements are a mere 3% of annual expenditures.

The overall credit quality of the state is further demonstrated by its debt ratings. In 1996, Minnesota was upgradedto an Aaa rating from Moody's Investors Service, Inc. Standard & Poor's Ratings Group rates the state AA+.


INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary,



     extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Minnesota municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, or its Declaration of Trust.
INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate or real estate limited partnerships , although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under federal securities law, except for certain restricted securities which meet the criteria for liquidity established by the Trustees.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S.
     government , its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
     The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.




FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department



John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.







Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower



Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street



Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.





Edward C. Gonzales
Federated Investors Tower



Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower



Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated



Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 12, 1996, the following shareholders of record owned 5% or more of the outstanding and Cash Series Shares of the Minnesota Municipal Cash Trust: FBS Investment Services, Inc., Minneapolis, MN, owned approximately 45,066,566 shares (19.90%); Regional Operations Group, Minneapolis, MN, owned approximately 40,763,130 shares (18.00%); Voyager Fund Managers, Minneapolis, MN, owned approximately 18,195,111 shares



(8.03%); JURAN & Moody, Inc., Saint Paul, MN, owned approximately 17,732,937 shares (7.83%); Piper Jaffray Inc., Minneapolis, MN, owned approximately 15,723,362 shares (6.94%); and Primevest Financial Services, Inc., St. Cloud MN, owned approximately 12,124,781 shares (5.35%).
As of December 12, 1996, the following shareholders of record owned 5% or more of the outstanding and Institutional Service Shares of the Minnesota Municipal Cash Trust: VAR & Company, Saint Paul, MN, owned approximately 138,835,825 shares (61.75%); and Resource Bank & Trust Company, Minneapolis, MN, owned approximately 37,122,676 shares (16.61%).



TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and



Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611

                                        $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934

                                        $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and



Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the adviser earned
$1,616,197, $1,357,870, and $1,025,614, respectively, of which $1,058,480,
$906,031, and $868,068, respectively, were voluntarily waived.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION




Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $305,489, $256,977, and $249,373, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES


With respect to Cash Series Shares, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to Cash Series Shares and Institutional Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund `s objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1996, payments in the amount of $897,310 were made pursuant to the Plan for Cash Series Shares, of which $448,655 was voluntarily waived. In addition, for the fiscal year ended October 31, 1996, the Fund paid shareholder service fees in the amounts of $448,655 and $561,584 for Cash Series Shares and Institutional Shares, respectively, all of which was voluntarily waived for Cash Series Shares.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31, 1996, the yields for Cash Series Shares and Institutional Shares were 2.91% and 3.41%, respectively.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended October 31, 1996, the effective yields for Cash Series Shares and Institutional Shares were 2.95% and 3.47%, respectively.

TAX-EQUIVALENT YIELD




The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 48.10% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended October 31, 1996, the tax-equivalent yields for Cash Series Shares and Institutional Shares were 5.61% and 6.59%, respectively.



TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                       TAXABLE YIELD EQUIVALENT FOR 1996

                     STATE OF MINNESOTA

                COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              23.00%  36.50%     39.50%      44.50%     48.10%


    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER



    RETURN    40,100  96,900    147,700     263,750    $263,750
    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.95%    2.36%     2.48%      2.70%       2.89%
     2.00%     2.60%    3.15%     3.31%      3.60%       3.85%
     2.50%     3.25%    3.94%     4.13%      4.50%       4.82%
     3.00%     3.90%    4.72%     4.96%      5.41%       5.78%
     3.50%     4.55%    5.51%     5.79%      6.31%       6.74%
     4.00%     5.19%    6.30%     6.61%      7.21%       7.71%
     4.50%     5.84%    7.09%     7.44%      8.11%       8.67%
     5.00%     6.49%    7.87%     8.26%      9.01%       9.63%
     5.50%     7.14%    8.66%     9.09%      9.91%      10.60%
     6.00%     7.79%    9.45%     9.92%     10.81%      11.56%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.




TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year, five-year and period from January 7, 1991 (date of initial public investment) to October 31, 1996, the average annual total returns were 2.97%, 2.67%, and 2.90%, respectively, for Cash Series Shares. For the one-year, five-year and period from September 10, 1990 (date of initial public investment) to October 31, 1996, the average annual total returns were 3.49%, 3.10%, and 3.47%, respectively, for Institutional Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson,



Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.



FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.



F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.





NEW JERSEY MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares of New Jersey Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New Jersey municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New Jersey, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND



EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996
TABLE OF CONTENTS



 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                                   2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  New Jersey Municipal Securities                                        6
  Investment Risks                                                       6
  Investment Limitations                                                 7
 FUND INFORMATION                                                        7
  Management of the Fund                                                 7
  Distribution of Institutional Shares                                   8
  Administration of the Fund                                             8
 NET ASSET VALUE                                                         9
 HOW TO PURCHASE SHARES                                                  9
 HOW TO REDEEM SHARES                                                    9
 ACCOUNT AND SHARE INFORMATION                                          10
 TAX INFORMATION                                                        11
    Federal Income Tax                                                  11
    State and Local Taxes                                               12
 OTHER CLASSES OF SHARES                                                12
 PERFORMANCE INFORMATION                                                12
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                          13
 FINANCIAL STATEMENTS                                                   14



 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                               26
 ADDRESSES                                                              27





SUMMARY OF FUND EXPENSES

                                             INSTITUTIONAL SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES



 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                 None
 Maximum Sales Charge Imposed on Reinvested Dividends
       (as a percentage of offering price)                                                     None
 Contingent Deferred Sales Charge (as a percentage of original purchase
       price or redemption proceeds, as applicable)                                            None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                            None
 Exchange Fee                                                                                  None

                                         ANNUAL OPERATING EXPENSES
                                   (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.23%
 12b-1 Fee                                                                                     None
 Total Other Expenses                                                                         0.32%
       Shareholder Services Fee (after waiver)(2)                                   0.05%
            Total Operating Expenses(3)                                                       0.55%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 0.92% absent the voluntary waivers of portions of the management fee and shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period      $6       $18       $31       $69





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Independent Public Accountants on page 26.



                                                                    YEAR ENDED OCTOBER 31,
                                                 1996      1995      1994     1993**     1992     1991(a)
 NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00  $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.03      0.03      0.02      0.02      0.03      0.04
 LESS DISTRIBUTIONS
  Distributions from net investment income       (0.03)    (0.03)    (0.02)    (0.02)    (0.03)    (0.04)
 NET ASSET VALUE, END OF PERIOD                 $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(b)                                  3.17%     3.46%     2.26%     2.22%     2.96%     3.87%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                        0.55%     0.55%     0.54%     0.46%     0.45%     0.27%*
  Net investment income                           3.13%     3.41%     2.22%     2.19%     2.86%     4.19%*
  Expense waiver/reimbursement(c)                 0.37%     0.41%     0.39%     0.45%     0.51%     0.67%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $115,722   $86,944   $62,984   $66,346   $57,657   $39,423





* Computed on an annualized basis.

** Prior to October 6, 1993, the fund provided three classes of shares.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-New Jersey taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New Jersey and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and ("New Jersey Municipal Securities"). Examples of New Jersey Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

   * municipal commercial paper and other short-term notes;

   * variable rate demand notes;




    * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

    * participation, trust, and partnership interests in any of the foregoing obligations.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   PARTICIPATION INTERESTS. The Fund may purchase interests in New Jersey Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New Jersey Municipal Securities.

   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New Jersey Municipal Securities is subject to the federal alternative minimum tax.

NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New Jersey Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New Jersey Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New Jersey Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New Jersey Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New Jersey Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in New Jersey Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New Jersey Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New Jersey Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these considerations, the Fund's concentration in New Jersey Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS



The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions;



prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



  MAXIMUM                      AVERAGE AGGREGATE
    FEE                        DAILY NET ASSETS
   0.15%                 on the first $250 million
   0.125%                on the next $250 million
   0.10%                 on the next $250 million
   0.075%          on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: New Jersey Municipal Cash Trust -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to: New Jersey Municipal Cash Trust -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal



Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 2, 1996, COM II, Fleet Bank National Association, acting in various capacities for numerous accounts owned 30.15% of the Institutional Shares of the Fund and Fiduciary Trust Company International owned 38.75% of the Institutional Service Shares of the Fund. These companies may, for certain purposes, be deemed to control the shares of the Fund and may be able to affect the outcome of certain matters presented for a vote of shareholders.




TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New Jersey. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW JERSEY TAXES. Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws. Conversely, to the extent that distributions by the Fund are attributable to other types of obligations, such distributions will be subject to New Jersey income taxes.

Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.




OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.



                                                                   YEAR ENDED OCTOBER 31,
                                                 1996     1995      1994      1993      1992     1991(a)
 NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.03      0.03      0.02      0.02      0.03      0.04
 LESS DISTRIBUTIONS
  Distributions from net investment income      (0.03)    (0.03)    (0.02)    (0.02)    (0.03)    (0.04)
 NET ASSET VALUE, END OF PERIOD                $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(b)                                 3.07%     3.36%     2.16%     2.12%     2.86%     3.82%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.65%     0.65%     0.65%     0.56%     0.55%     0.35%*
  Net investment income                          3.03%     3.28%     2.19%     2.08%     2.69%     4.11%*
  Expense waiver/reimbursement(c)                0.37%     0.41%     0.41%     0.45%     0.51%     0.69%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $28,807   $29,817   $36,704   $21,005   $26,844   $17,709




* Computed on an annualized basis.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- 99.3%
                 NEW JERSEY -- 99.3%
 $      700,000  Atlantic County, NJ Improvement Authority Weekly VRDNs
                 (Marine Midland Bank N.A., Buffalo, NY LOC)                                              $    700,000
      2,000,000  Atlantic Highlands, NJ, 4.20% BANs, 1/31/1997                                               2,001,702
      2,400,000  Bayonne, NJ, 4.25% BANs, 12/15/1996                                                         2,401,573
      1,258,375  Berkeley Township, NJ, 4.25% BANs, 5/28/1997                                                1,260,784
      1,625,000  Bordentown, NJ, 4.50% BANs, 6/24/1997                                                       1,628,515
      3,731,745  Caldwell Borough, NJ, 4.125% BANs, 12/6/1996                                                3,733,726
      1,900,000  Camden County, NJ Improvement Authority, (Series 1995) Weekly
                 VRDNs (Jewish Federation of Southern Jersey, Inc.)/(National
                 Westminster Bank, PLC, London LOC)                                                          1,900,000
      4,900,000 (b)Camden County, NJ Improvement Authority, (Series 1996) Weekly
                 VRDNs (Parkview Redevelopment Housing Project)/(General Electric
                 Capital Corp. LOC)                                                                          4,900,000
      5,000,000 (b)Clipper New Jersey Tax-Exempt Trust, (Series 1996-2) Weekly VRDNs
                 (New Jersey Housing & Mortgage Financing Authority)/(MBIA INS)/
                 (State Street Bank and Trust Co. LIQ)                                                       5,000,000
      4,000,000  Essex County, NJ Improvement Authority, Project Revenue Bonds
                 (Series 1995) Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/
                 (Morgan Guaranty Trust Co., New York LIQ)                                                   4,000,000
      1,256,000  Ewing Township, NJ, 4.25% BANs, 10/24/1997                                                  1,260,707
      1,004,000  Florence Township, NJ Board of Education, 4.15% TANs, 12/31/1996                            1,004,717



      2,500,000  Galloway Township, NJ, (Series B), 4.00% BANs, 3/13/1997                                    2,503,491
      1,041,378  High Bridge Borough, NJ, 4.50% BANs, 9/5/1997                                               1,045,599
      1,300,000  Long Branch, NJ, 4.00% BANs, 12/13/1996                                                     1,300,988
      3,000,000  Lower Township, NJ, 4.50% BANs, 6/27/1997                                                   3,006,571
      3,835,500  Mahwah Township, NJ, 4.25% BANs, 8/22/1997                                                  3,845,880
      1,200,000  Mercer County, NJ Improvement Authority Weekly VRDNs (Mercer
                 County, NJ Pooled Governmental Loan Program)/(Credit Suisse,
                 Zurich LOC)                                                                                 1,200,000





NEW JERSEY MUNICIPAL CASH TRUST




    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 NEW JERSEY -- CONTINUED
 $    1,500,000  Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/
                 (Wachovia Bank of NC, N.A., Winston-Salem LOC)                                           $  1,500,000
      1,200,000  Morristown, NJ, 3.80% TANs, 2/14/1997                                                       1,200,000
      1,138,681  New Brunswick, NJ, 4.00% BANs, 12/23/1996                                                   1,139,372
      9,100,000  New Jersey EDA Weekly VRDNs (Center-for-Aging --
                 Applewood Estates)/(Banque Paribas, Paris LOC)                                              9,100,000
      2,400,000  New Jersey EDA Weekly VRDNs (Church and Dwight, Inc.)/
                 (Bank of Nova Scotia, Toronto LOC)                                                          2,400,000
      2,500,000  New Jersey EDA Weekly VRDNs (Franciscan Oaks)/(Bank of
                 Scotland, Edinburgh LOC)                                                                    2,500,000
      5,553,000  New Jersey EDA Weekly VRDNs (Meridan Health Care)/
                 (First National Bank of Maryland, Baltimore LOC)                                            5,553,000
      4,173,000  New Jersey EDA Weekly VRDNs (Molins Machines)/
                 (Nationsbank, N.A. LOC)                                                                     4,173,000
      1,320,000  New Jersey EDA Weekly VRDNs (Nash Group)/(Chase Manhattan
                 Bank N.A., New York LOC)                                                                    1,320,000
      2,100,000  New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/
                 (Bank of New York, New York LOC)                                                            2,100,000
      1,440,000  New Jersey EDA, (1994 Series A), 4.30% TOBs (A.F.L. Quality, Inc.)/
                 (Fleet Bank N.A. LOC), Optional Tender 6/30/1997                                            1,440,000
        500,000  New Jersey EDA, (1994 Series B), 4.30% TOBs (Two Univac, L.L.C.)/



                 (Fleet Bank N.A. LOC), Optional Tender 6/30/1997                                              500,000
      2,300,000  New Jersey EDA, (Series 1984) Weekly VRDNs (Burmah-Castrol Inc.
                 Project)/(Barclays Bank PLC, London LOC)                                                    2,300,000
      4,100,000  New Jersey EDA, (Series 1985) Weekly VRDNs (Seton Co.)/(Banque
                 Paribas, Paris LOC)                                                                         4,100,000
      4,100,000  New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield
                 Associates)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                             4,100,000
        300,000  New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban
                 Renewal)/(National Westminster Bank, PLC, London LOC)                                         300,000
      2,100,000  New Jersey EDA, (Series 1988-F) Weekly VRDNs (Lamington
                 Corners Associates)/(First Union National Bank, North LOC)                                  2,100,000





NEW JERSEY MUNICIPAL CASH TRUST




    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 NEW JERSEY -- CONTINUED
 $    1,040,000  New Jersey EDA, (Series 1992 Q) Weekly VRDNs (Physical
                 Accoustics, Inc.)/(Banque Nationale de Paris LOC)                                        $  1,040,000
      1,030,000  New Jersey EDA, (Series 1992 Z) Weekly VRDNs (West-Ward
                 Pharmaceuticals)/(Banque Nationale de Paris LOC)                                            1,030,000
      1,040,000  New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/
                 (Banque Nationale de Paris LOC)                                                             1,040,000
      2,105,000  New Jersey EDA, (Series 1992I-1) Weekly VRDNs (Geshem Realty)/
                 (Banque Nationale de Paris LOC)                                                             2,105,000
      2,835,000  New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/
                 (Banque Nationale de Paris LOC)                                                             2,835,000
      1,500,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra Corporation
                 Project)/(Chase Manhattan Bank N.A., New York LOC)                                          1,500,000
      5,100,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest Health
                 Service System, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                            5,100,000
      3,000,000  New Jersey EDA, (Series 1995) Weekly VRDNs (International Vitamin
                 Corporation Project)/(National Westminster Bank, PLC, London LOC)                           3,000,000
      1,250,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Manhattan Bagel
                 Co., Inc.)/(First Union National Bank, North LOC)                                           1,250,000
        885,000  New Jersey EDA, (Series W) Weekly VRDNs (Datatec Industries, Inc.)/
                 (Banque Nationale de Paris LOC)                                                               885,000
      2,815,000  New Jersey EDA, Economic Development Bonds Weekly VRDNs



                 (Atlantic States Cast Iron Pipe Company)/(Amsouth Bank N.A.,
                 Birmingham LOC)                                                                             2,815,000
      1,300,000  New Jersey EDA, Economic Development Bonds, 1987 Project
                 Weekly VRDNs (United Jewish Community of Bergen County)/
                 (Bank of New York, New York LOC)                                                            1,300,000
      4,600,000  New Jersey EDA, Port Facility Revenue Bonds (Series 1983) Weekly
                 VRDNs (Trailer Marine Transport Corporation)/(Chase Manhattan
                 Bank N.A., New York LOC)                                                                    4,600,000
      3,840,000 (b)New Jersey Housing & Mortgage Financing Authority, CDC
                 Municipal Products Class A Certificates (Series 1996B) Weekly
                 VRDNs (MBIA INS)/(CDC Municipal Products, Inc. LIQ)                                         3,840,000





NEW JERSEY MUNICIPAL CASH TRUST




    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 NEW JERSEY -- CONTINUED
 $    1,250,000  Passaic County, NJ Utilities Authority, (Series 1996B), 3.95% BANs
                 (MBIA INS), 9/3/1997                                                                     $  1,250,000
      1,750,000  Pine Beach, NJ, 3.625% BANs, 2/13/1997                                                      1,751,077
      1,490,000  Pine Hill Borough, NJ, (Series A), 4.14% BANs, 8/7/1997                                     1,491,530
      1,250,000  Pine Hill Borough, NJ, 3.99% BANs, 8/8/1997                                                 1,250,368
      1,135,873  Point Pleasant, NJ, 4.375% BANs, 10/3/1997                                                  1,139,637
     10,000,000  Port Authority of New York and New Jersey, (Series 1991-4)
                 Weekly VRDNs                                                                               10,000,000
      5,700,000  Trenton, NJ, 4.125% BANs, 12/20/1996                                                        5,702,698
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(c)                          $143,444,935




    Securities that are subject to Alternative Minimum Tax represent 28% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)



    FIRST TIER    SECOND TIER
      90.52%         9.48%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $13,740,000 which represents 9.5% of net asset.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($144,528,891) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
BANs -- Bond Anticipation Notes
EDA -- Economic Development Authority
INS -- Insured
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCFA -- Pollution Control Finance Authority
PLC -- Public Limited Company
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST



STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996



 ASSETS:
 Total investments in securities, at amortized cost and value                                $ 143,444,935
 Cash                                                                                              235,885
 Income receivable                                                                               1,210,558
 Receivable for shares sold                                                                          2,537
    Total assets                                                                               144,893,915
 LIABILITIES:
 Payable for shares redeemed                                                   $  44,528
 Income distribution payable                                                     276,514
 Accrued expenses                                                                 43,982
    Total liabilities                                                                              365,024
 Net Assets for 144,528,891 shares outstanding                                               $ 144,528,891
 NET ASSET VALUE:
 INSTITUTIONAL SHARES:
 $115,722,003 / 115,722,003 shares outstanding                                                       $1.00
 INSTITUTIONAL SERVICE SHARES:
 $28,806,888 / 28,806,888 shares outstanding                                                         $1.00





(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996



 INVESTMENT INCOME:
 Interest                                                                                         $  4,624,312
 EXPENSES:
 Investment advisory fee                                                          $  501,943
 Administrative personnel and services fee                                           155,108
 Custodian fees                                                                       23,599
 Transfer and dividend disbursing agent fees and expenses                             41,701
 Directors'/Trustees' fees                                                             2,113
 Auditing fees                                                                        13,561
 Legal fees                                                                            9,908
 Portfolio accounting fees                                                            53,793
 Distribution services fee -- Institutional Service Shares                            24,872
 Shareholder services fee -- Institutional Shares                                    251,550
 Shareholder services fee -- Institutional Service Shares                             62,181
 Share registration costs                                                             24,542
 Printing and postage                                                                 11,780
 Insurance premiums                                                                    3,625
 Taxes                                                                                 2,543
 Miscellaneous                                                                         4,078
     Total expenses                                                                1,186,897
 Waivers --
     Waiver of investment advisory fee                            $ (215,343)
     Waiver of distribution services fee --
      Institutional Service Shares                                   (24,872)
     Waiver of shareholder services fee -- Institutional Shares     (201,240)
     Waiver of shareholder services fee --



      Institutional Service Shares                                   (24,872)
          Total waivers                                                             (466,327)
            Net expenses                                                                               720,570
              Net investment income                                                               $  3,903,742





(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS




                                                                             YEAR ENDED OCTOBER 31,
                                                                            1996               1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                $    3,903,742    $    3,642,951
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income:
  Institutional Shares                                                    (3,146,674)        (2,752,708)
  Institutional Service Shares                                              (757,068)          (890,243)
  Change in net assets resulting from distributions to
  shareholders                                                            (3,903,742)        (3,642,951)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                            416,887,554        425,149,193
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                      630,451            545,318
 Cost of shares redeemed                                                (389,750,630)      (408,621,137)
  Change in net assets resulting from share transactions                  27,767,375         17,073,374
  Change in net assets                                                    27,767,375         17,073,374
 NET ASSETS:
 Beginning of period                                                     116,761,516        99,688,142
 End of period                                                        $  144,528,891    $  116,761,516





(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996
1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and New Jersey state income tax consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

   Additional information on each restricted security held at October 31, 1996 is as follows:



   SECURITY                      ACQUISITION DATE    ACQUISITION COST
   Camden County NJ,
   Improvement Authority             7/10/1996         $4,900,000

   Clipper New Jersey
   Tax-Exempt Trust                  5/1/1996           5,006,316

   New Jersey Housing &
   Mortgage Financing Authority      7/24/1996          3,845,219





3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



                                                                                 YEAR ENDED OCTOBER 31,
                                                                                 1996             1995
 INSTITUTIONAL SHARES                                                           SHARES           SHARES
 Shares sold                                                                334,848,832      334,240,209
 Shares issued to shareholders in payment of distributions declared             218,331           15,613
 Shares redeemed                                                           (306,289,398)    (310,295,248)
  Net change resulting from Institutional share transactions                 28,777,765       23,960,574
                                                                                 YEAR ENDED OCTOBER 31,
                                                                                 1996             1995
 INSTITUTIONAL SERVICE SHARES                                                   SHARES           SHARES
 Shares sold                                                                 82,038,722       90,908,984
 Shares issued to shareholders in payment of distributions declared             412,120          529,705
 Shares redeemed                                                            (83,461,232)     (98,325,889)
  Net change resulting from Institutional Service share transactions         (1,010,390)      (6,887,200)
   Net change resulting from share transactions                              27,767,375       17,073,374





At October 31, 1996, capital paid-in aggregated $144,528,891.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $78,170 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and/or start-up administrative expenses at an annual rate of .005% and .01% of average daily net assets, respectively, until expenses initially borne are fully reimbursed or the expiration of five years after December 10, 1990 (the date the Fund became effective), whichever occurs earlier. For the period ended October 31, 1996, the Fund paid $995 pursuant to this agreement.

   INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $207,235,000 and $198,435,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 66.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.2% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of



FEDERATED MUNICIPAL TRUST
(New Jersey Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 13 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of



New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996


ADDRESSES

New Jersey Municipal Cash Trust

       Institutional Shares                     Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

Distributor
       Federated Securities Corp.               Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

Investment Adviser
       Federated Management                     Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

Custodian



      State Street Bank and                     P.O. Box 8600
      Trust Company                             Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
      Federated Shareholder                     P.O. Box 8600
      Services Company                          Boston, MA 02266-8600

Independent Public Accountants
      Arthur Andersen LLP                       2100 One PPG Place

                                                Pittsburgh, PA 15222

NEW JERSEY MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

[Graphic]

Federated Investors



Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314229600
0100802A-IS (12/96)





NEW JERSEY MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS



The Institutional Service Shares of New Jersey Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New Jersey municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New Jersey, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996

TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                           2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  New Jersey Municipal Securities                                        6
  Investment Risks                                                       6
  Investment Limitations                                                 7
 FUND INFORMATION                                                        7
  Management of the Fund                                                 7
  Distribution of Institutional Service Shares                           8
  Administration of the Fund                                             9
 NET ASSET VALUE                                                         9
 HOW TO PURCHASE SHARES                                                  9
  Special Purchase Features                                             10
 HOW TO REDEEM SHARES                                                   10
  Special Redemption Features                                           11
 ACCOUNT AND SHARE INFORMATION                                          12
 TAX INFORMATION                                                        13
    Federal Income Tax                                                  13
    State and Local Taxes                                               13
 OTHER CLASSES OF SHARES                                                14
 PERFORMANCE INFORMATION                                                14
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                                                  15
 FINANCIAL STATEMENTS                                                   16
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                               28
 ADDRESSES                                                              29

SUMMARY OF FUND EXPENSES

                                               INSTITUTIONAL SERVICE SHARES
                                            SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                              None
 Maximum Sales Charge Imposed on Reinvested Dividends
         (as a percentage of offering price)                                                                None
 Contingent Deferred Sales Charge (as a percentage of original purchase
         price or redemption proceeds, as applicable)                                                       None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                         None
 Exchange Fee                                                                                               None
                                                ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                                          0.23%
 12b-1 Fee (after waiver)(2)                                                                               0.00%
 Total Other Expenses                                                                                      0.42%
         Shareholder Services Fee (after waiver)(3)                                           0.15%
                  Total Operating Expenses(4)                                                              0.65%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.10%.

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The Total Operating Expenses would have been 1.02% absent the voluntary waivers of portions of the management fee and shareholder services fee and the voluntary waiver of the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service
Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund
Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period       $7       $21       $36       $81


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                                  YEAR ENDED OCTOBER 31,
                                                1996     1995     1994     1993     1992    1991(a)
 NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.03     0.03     0.02     0.02     0.03     0.04
 LESS DISTRIBUTIONS
  Distributions from net investment income      (0.03)   (0.03)   (0.02)   (0.02)   (0.03)   (0.04)
 NET ASSET VALUE, END OF PERIOD                $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 TOTAL RETURN(b)                                 3.07%    3.36%    2.16%    2.12%    2.86%    3.82%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.65%    0.65%    0.65%    0.56%    0.55%    0.35%*
  Net investment income                          3.03%    3.28%    2.19%    2.08%    2.69%    4.11%*
  Expense waiver/reimbursement(c)                0.37%    0.41%    0.41%    0.45%    0.51%    0.69%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $28,807  $29,817  $36,704  $21,005  $26,844  $17,709

* Computed on an annualized basis.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-New Jersey taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New Jersey and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers ("New Jersey Municipal Securities"). Examples of New Jersey Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

   * municipal commercial paper and other short-term notes;

   * variable rate demand notes;

   * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   PARTICIPATION INTERESTS. The Fund may purchase interests in New Jersey Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New Jersey Municipal Securities.

   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New Jersey Municipal Securities is subject to the federal alternative minimum tax.

NEW JERSEY MUNICIPAL SECURITIES

New Jersey Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New Jersey Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New Jersey Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New Jersey Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New Jersey Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New Jersey Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in New Jersey Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New Jersey Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New Jersey Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these considerations, the Fund's concentration in New Jersey Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to .10% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

  MAXIMUM                      AVERAGE AGGREGATE
    FEE                         DAILY NET ASSETS
   0.15%                  on the first $250 million
   0.125%                 on the next $250 million
   0.10%                  on the next $250 million
   0.075%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: New Jersey Municipal Cash Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: New Jersey Municipal Cash Trust -- Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
<./R>
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 2, 1996, COM II, Fleet Bank National Association, acting in various capacities for numerous accounts owned 30.15% of the Institutional Shares of the Fund and Fiduciary Trust Company International owned 38.75% of the Institutional Service Shares of the Fund. These companies may, for certain purposes, be deemed to control the shares of the Fund and may be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New Jersey. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW JERSEY TAXES. Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain from obligations issued by or on behalf of the State of New Jersey or any county, municipality, school or other district agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey; or (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to New Jersey personal income taxes.

Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary capacity. Institutional Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in Institutional Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NEW JERSEY MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                                 YEAR ENDED OCTOBER 31,
                                                1996      1995      1994     1993**     1992     1991(a)
 NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.03      0.03      0.02      0.02      0.03      0.04
 LESS DISTRIBUTIONS
  Distributions from net investment income      (0.03)    (0.03)    (0.02)    (0.02)    (0.03)    (0.04)
 NET ASSET VALUE, END OF PERIOD                $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(b)                                 3.17%     3.46%     2.26%     2.22%     2.96%     3.87%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.55%     0.55%     0.54%     0.46%     0.45%     0.27%*
  Net investment income                          3.13%     3.41%     2.22%     2.19%     2.86%     4.19%*
  Expense waiver/reimbursement(c)                0.37%     0.41%     0.39%     0.45%     0.51%     0.67%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)    $115,722   $86,944   $62,984   $66,346   $57,657   $39,423

* Computed on an annualized basis.

** Prior to October 6, 1993, the fund provided three classes of shares.

(a) Reflects operations for the period from December 13, 1990 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996

    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- 99.3%
                 NEW JERSEY -- 99.3%
 $      700,000  Atlantic County, NJ Improvement Authority Weekly VRDNs
                 (Marine Midland Bank N.A., Buffalo, NY LOC)                                              $    700,000
      2,000,000  Atlantic Highlands, NJ, 4.20% BANs, 1/31/1997                                               2,001,702
      2,400,000  Bayonne, NJ, 4.25% BANs, 12/15/1996                                                         2,401,573
      1,258,375  Berkeley Township, NJ, 4.25% BANs, 5/28/1997                                                1,260,784
      1,625,000  Bordentown, NJ, 4.50% BANs, 6/24/1997                                                       1,628,515
      3,731,745  Caldwell Borough, NJ, 4.125% BANs, 12/6/1996                                                3,733,726
      1,900,000  Camden County, NJ Improvement Authority, (Series 1995) Weekly
                 VRDNs (Jewish Federation of Southern Jersey, Inc.)/(National
                 Westminster Bank, PLC, London LOC)                                                          1,900,000
      4,900,000 (b)Camden County, NJ Improvement Authority, (Series 1996) Weekly
                 VRDNs (Parkview Redevelopment Housing Project)/(General Electric
                 Capital Corp. LOC)                                                                          4,900,000
      5,000,000 (b)Clipper New Jersey Tax-Exempt Trust, (Series 1996-2) Weekly VRDNs
                 (New Jersey Housing & Mortgage Financing Authority)/(MBIA INS)/
                 (State Street Bank and Trust Co. LIQ)                                                       5,000,000
      4,000,000  Essex County, NJ Improvement Authority, Project Revenue Bonds
                 (Series 1995) Weekly VRDNs (Essex County, NJ)/(AMBAC INS)/
                 (Morgan Guaranty Trust Co., New York LIQ)                                                   4,000,000
      1,256,000  Ewing Township, NJ, 4.25% BANs, 10/24/1997                                                  1,260,707
      1,004,000  Florence Township, NJ Board of Education, 4.15% TANs, 12/31/1996                            1,004,717
      2,500,000  Galloway Township, NJ, (Series B), 4.00% BANs, 3/13/1997                                    2,503,491
      1,041,378  High Bridge Borough, NJ, 4.50% BANs, 9/5/1997                                               1,045,599
      1,300,000  Long Branch, NJ, 4.00% BANs, 12/13/1996                                                     1,300,988
      3,000,000  Lower Township, NJ, 4.50% BANs, 6/27/1997                                                   3,006,571
      3,835,500  Mahwah Township, NJ, 4.25% BANs, 8/22/1997                                                  3,845,880
      1,200,000  Mercer County, NJ Improvement Authority Weekly VRDNs (Mercer
                 County, NJ Pooled Governmental Loan Program)/(Credit Suisse,
                 Zurich LOC)                                                                                 1,200,000


NEW JERSEY MUNICIPAL CASH TRUST

    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 NEW JERSEY -- CONTINUED
 $    1,500,000  Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/
                 (Wachovia Bank of NC, N.A., Winston-Salem LOC)                                           $  1,500,000
      1,200,000  Morristown, NJ, 3.80% TANs, 2/14/1997                                                       1,200,000
      1,138,681  New Brunswick, NJ, 4.00% BANs, 12/23/1996                                                   1,139,372
      9,100,000  New Jersey EDA Weekly VRDNs (Center-for-Aging --
                 Applewood Estates)/(Banque Paribas, Paris LOC)                                              9,100,000
      2,400,000  New Jersey EDA Weekly VRDNs (Church and Dwight, Inc.)/
                 (Bank of Nova Scotia, Toronto LOC)                                                          2,400,000
      2,500,000  New Jersey EDA Weekly VRDNs (Franciscan Oaks)/(Bank of
                 Scotland, Edinburgh LOC)                                                                    2,500,000
      5,553,000  New Jersey EDA Weekly VRDNs (Meridan Health Care)/
                 (First National Bank of Maryland, Baltimore LOC)                                            5,553,000
      4,173,000  New Jersey EDA Weekly VRDNs (Molins Machines)/
                 (Nationsbank, N.A. LOC)                                                                     4,173,000
      1,320,000  New Jersey EDA Weekly VRDNs (Nash Group)/(Chase Manhattan
                 Bank N.A., New York LOC)                                                                    1,320,000
      2,100,000  New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/
                 (Bank of New York, New York LOC)                                                            2,100,000
      1,440,000  New Jersey EDA, (1994 Series A), 4.30% TOBs (A.F.L. Quality, Inc.)/
                 (Fleet Bank N.A. LOC), Optional Tender 6/30/1997                                            1,440,000
        500,000  New Jersey EDA, (1994 Series B), 4.30% TOBs (Two Univac, L.L.C.)/
                 (Fleet Bank N.A. LOC), Optional Tender 6/30/1997                                              500,000
      2,300,000  New Jersey EDA, (Series 1984) Weekly VRDNs (Burmah-Castrol Inc.
                 Project)/(Barclays Bank PLC, London LOC)                                                    2,300,000
      4,100,000  New Jersey EDA, (Series 1985) Weekly VRDNs (Seton Co.)/(Banque
                 Paribas, Paris LOC)                                                                         4,100,000
      4,100,000  New Jersey EDA, (Series 1986) Weekly VRDNs (Ridgefield
                 Associates)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                             4,100,000
        300,000  New Jersey EDA, (Series 1987G) Weekly VRDNs (W.Y. Urban
                 Renewal)/(National Westminster Bank, PLC, London LOC)                                         300,000
      2,100,000  New Jersey EDA, (Series 1988-F) Weekly VRDNs (Lamington
                 Corners Associates)/(First Union National Bank, North LOC)                                  2,100,000

NEW JERSEY MUNICIPAL CASH TRUST


    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 NEW JERSEY -- CONTINUED
 $    1,040,000  New Jersey EDA, (Series 1992 Q) Weekly VRDNs (Physical
                 Accoustics, Inc.)/(Banque Nationale de Paris LOC)                                        $  1,040,000
      1,030,000  New Jersey EDA, (Series 1992 Z) Weekly VRDNs (West-Ward
                 Pharmaceuticals)/(Banque Nationale de Paris LOC)                                            1,030,000
      1,040,000  New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/
                 (Banque Nationale de Paris LOC)                                                             1,040,000
      2,105,000  New Jersey EDA, (Series 1992I-1) Weekly VRDNs (Geshem Realty)/
                 (Banque Nationale de Paris LOC)                                                             2,105,000
      2,835,000  New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/
                 (Banque Nationale de Paris LOC)                                                             2,835,000
      1,500,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Filtra Corporation
                 Project)/(Chase Manhattan Bank N.A., New York LOC)                                          1,500,000
      5,100,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Hillcrest Health
                 Service System, Inc.)/(Industrial Bank of Japan Ltd., Tokyo LOC)                            5,100,000
      3,000,000  New Jersey EDA, (Series 1995) Weekly VRDNs (International Vitamin
                 Corporation Project)/(National Westminster Bank, PLC, London LOC)                           3,000,000
      1,250,000  New Jersey EDA, (Series 1995) Weekly VRDNs (Manhattan Bagel
                 Co., Inc.)/(First Union National Bank, North LOC)                                           1,250,000
        885,000  New Jersey EDA, (Series W) Weekly VRDNs (Datatec Industries, Inc.)/
                 (Banque Nationale de Paris LOC)                                                               885,000
      2,815,000  New Jersey EDA, Economic Development Bonds Weekly VRDNs
                 (Atlantic States Cast Iron Pipe Company)/(Amsouth Bank N.A.,
                 Birmingham LOC)                                                                             2,815,000
      1,300,000  New Jersey EDA, Economic Development Bonds, 1987 Project
                 Weekly VRDNs (United Jewish Community of Bergen County)/
                 (Bank of New York, New York LOC)                                                            1,300,000
      4,600,000  New Jersey EDA, Port Facility Revenue Bonds (Series 1983) Weekly
                 VRDNs (Trailer Marine Transport Corporation)/(Chase Manhattan
                 Bank N.A., New York LOC)                                                                    4,600,000
      3,840,000 (b)New Jersey Housing & Mortgage Financing Authority, CDC
                 Municipal Products Class A Certificates (Series 1996B) Weekly
                 VRDNs (MBIA INS)/(CDC Municipal Products, Inc. LIQ)                                         3,840,000

NEW JERSEY MUNICIPAL CASH TRUST


    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                 NEW JERSEY -- CONTINUED
 $    1,250,000  Passaic County, NJ Utilities Authority, (Series 1996B), 3.95% BANs
                 (MBIA INS), 9/3/1997                                                                     $  1,250,000
      1,750,000  Pine Beach, NJ, 3.625% BANs, 2/13/1997                                                      1,751,077
      1,490,000  Pine Hill Borough, NJ, (Series A), 4.14% BANs, 8/7/1997                                     1,491,530
      1,250,000  Pine Hill Borough, NJ, 3.99% BANs, 8/8/1997                                                 1,250,368
      1,135,873  Point Pleasant, NJ, 4.375% BANs, 10/3/1997                                                  1,139,637
     10,000,000  Port Authority of New York and New Jersey, (Series 1991-4)
                 Weekly VRDNs                                                                               10,000,000
      5,700,000  Trenton, NJ, 4.125% BANs, 12/20/1996                                                        5,702,698
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(c)                               $143,444,935

Securities that are subject to Alternative Minimum Tax represent 28% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An
    NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors
    Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
    Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER    SECOND TIER
       90.52%        9.48%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $13,740,000 which represents 9.5% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($144,528,891) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
BANs -- Bond Anticipation Notes
EDA -- Economic Development Authority
INS -- Insured
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCFA -- Pollution Control Finance Authority
PLC -- Public Limited Company
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996

 ASSETS:
 Total investments in securities, at amortized cost and value                                $  143,444,935
 Cash                                                                                               235,885
 Income receivable                                                                                1,210,558
 Receivable for shares sold                                                                           2,537
    Total assets                                                                                144,893,915
 LIABILITIES:
 Payable for shares redeemed                                                   $  44,528
 Income distribution payable                                                     276,514
 Accrued expenses                                                                 43,982
    Total liabilities                                                                               365,024
 Net Assets for 144,528,891 shares outstanding                                               $  144,528,891
 NET ASSET VALUE:
 INSTITUTIONAL SHARES:
 $115,722,003 / 115,722,003 shares outstanding                                                        $1.00
 INSTITUTIONAL SERVICE SHARES:
 $28,806,888 / 28,806,888 shares outstanding                                                          $1.00


(See Notes which are an integral part of the Financial Statements)



NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996
 INVESTMENT INCOME:
 Interest                                                                                             $ 4,624,312
 EXPENSES:
 Investment advisory fee                                                                 $  501,943
 Administrative personnel and services fee                                                  155,108
 Custodian fees                                                                              23,599
 Transfer and dividend disbursing agent fees and expenses                                    41,701
 Directors'/Trustees' fees                                                                    2,113
 Auditing fees                                                                               13,561
 Legal fees                                                                                   9,908
 Portfolio accounting fees                                                                   53,793
 Distribution services fee -- Institutional Service Shares                                   24,872
 Shareholder services fee -- Institutional Shares                                           251,550
 Shareholder services fee -- Institutional Service Shares                                    62,181
 Share registration costs                                                                    24,542
 Printing and postage                                                                        11,780
 Insurance premiums                                                                           3,625
 Taxes                                                                                        2,543
 Miscellaneous                                                                                4,078
     Total expenses                                                                       1,186,897
 Waivers --
     Waiver of investment advisory fee                                      $ (215,343)
     Waiver of distribution services fee -- Institutional Service Shares       (24,872)
     Waiver of shareholder services fee -- Institutional Shares               (201,240)
     Waiver of shareholder services fee -- Institutional Service Shares        (24,872)
               Total waivers                                                               (466,327)
                   Net expenses                                                                           720,570
                      Net investment income                                                           $ 3,903,742

(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED OCTOBER 31,
                                                                            1996               1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                $    3,903,742      $  3,642,951
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income:
  Institutional Shares                                                    (3,146,674)       (2,752,708)
  Institutional Service Shares                                              (757,068)         (890,243)
  Change in net assets resulting from distributions to
  shareholders                                                            (3,903,742)       (3,642,951)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                            416,887,554       425,149,193
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                      630,451           545,318
 Cost of shares redeemed                                                (389,750,630)     (408,621,137)
  Change in net assets resulting from share transactions                  27,767,375        17,073,374
  Change in net assets                                                    27,767,375        17,073,374
 NET ASSETS:
 Beginning of period                                                     116,761,516        99,688,142
 End of period                                                        $  144,528,891    $  116,761,516


(See Notes which are an integral part of the Financial Statements)

NEW JERSEY MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and New Jersey state income tax consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

   Additional information on each restricted security held at October 31, 1996 is as follows:

   SECURITY                          ACQUISITION DATE      ACQUISITION COST
   Camden County NJ,
   Improvement Authority                 7/10/1996           $ 4,900,000
   Clipper New Jersey
   Tax-Exempt Trust                       5/1/1996             5,006,316
   New Jersey Housing &
   Mortgage Financing Authority          7/24/1996             3,845,219


3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                               YEAR ENDED OCTOBER 31,
                                                                               1996              1995
 INSTITUTIONAL SHARES                                                         SHARES            SHARES
 Shares sold                                                               334,848,832      334,240,209
 Shares issued to shareholders in payment of distributions declared            218,331           15,613
 Shares redeemed                                                          (306,289,398)    (310,295,248)
  Net change resulting from Institutional share transactions                28,777,765       23,960,574
                                                                               YEAR ENDED OCTOBER 31,
                                                                               1996              1995
 INSTITUTIONAL SERVICE SHARES                                                 SHARES            SHARES
 Shares sold                                                                82,038,722       90,908,984
 Shares issued to shareholders in payment of distributions declared            412,120          529,705
 Shares redeemed                                                           (83,461,232)     (98,325,889)
  Net change resulting from Institutional Service share transactions        (1,010,390)      (6,887,200)
   Net change resulting from share transactions                             27,767,375       17,073,374

At October 31, 1996, capital paid-in aggregated $144,528,891.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational and/or start-up administrative service expenses of $78,170 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and/or start-up administrative expenses at an annual rate of .005% and .01% of average daily net assets, respectively, until expenses initially borne are fully reimbursed or the expiration of five years after December 10, 1990 (the date the Fund became effective), whichever occurs earlier. For the period ended October 31, 1996, the Fund paid $995 pursuant to this agreement.

   INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $207,235,000 and $198,435,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 66.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.2% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(New Jersey Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996


ADDRESSES

New Jersey Municipal Cash Trust
       Institutional Shares                     Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

Distributor
       Federated Securities Corp.               Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

Investment Adviser
       Federated Management                     Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

Custodian
      State Street Bank and                     P.O. Box 8600
      Trust Company                             Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
      Federated Shareholder                     P.O. Box 8600
      Services Company                          Boston, MA 02266-8600

Independent Public Accountants
      Arthur Andersen LLP                       2100 One PPG Place
Pittsburgh, PA 15222


NEW JERSEY MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

[Graphic]
Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314229709
0100802A-SS (12/96)







                       NEW JERSEY MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of New Jersey Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229709
0100802B (12/96)





INVESTMENT POLICIES                                           1

 Acceptable Investments                                       1
 Participation Interests                                      1
 Municipal Leases                                             1
 Ratings                                                      1
 When-Issued and Delayed Delivery Transactions                1
 Repurchase Agreements                                        2
 Reverse Repurchase Agreements                                2
 Credit Enhancement                                           2
NEW JERSEY INVESTMENT RISKS                                   2

INVESTMENT LIMITATIONS                                        3

FEDERATED MUNICIPAL TRUST MANAGEMENT                          5

 Share Ownership                                              9
 Trustees Compensation                                       10
 Trustee Liability                                           10
INVESTMENT ADVISORY SERVICES                                 11

 Investment Adviser                                          11
 Advisory Fees                                               11
BROKERAGE TRANSACTIONS                                       11

OTHER SERVICES                                               11

 Fund Administration                                         11
 Custodian and Portfolio Accountant                          12
 Transfer Agent                                              12


 Independent Public Accountants                              12
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES                   12

DETERMINING NET ASSET VALUE                                  12

REDEMPTION IN KIND                                           13

MASSACHUSETTS PARTNERSHIP LAW                                13

THE FUND'S TAX STATUS                                        13

PERFORMANCE INFORMATION                                      13

 Yield                                                       13
 Effective Yield                                             14
 Tax-Equivalent Yield                                        14
 Tax-Equivalency Table                                       14
 Total Return                                                16
 Performance Comparisons                                     16
 Economic and Market Information                             16
ABOUT FEDERATED INVESTORS                                    16

 Mutual Fund Market                                          17
 Institutional Clients                                       17
 Trust Organizations                                         17
 Broker/Dealers and Bank Broker/Dealer Subsidiaries          17
APPENDIX                                                     18




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.


(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.



CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

NEW JERSEY INVESTMENT RISKS


The Fund invests in obligations of New Jersey (the `State'') issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.
The New Jersey economy is diversified with large retail trade and service sectors and many headquarters of large U.S. corporations. Economic recovery from the 1989-1992 recession has been slow. Corporate restructurings have offset strong new business incorporations. Thus, overall job growth has regained only about 70% of the 1989-1992 losses. In spite of sluggish economic numbers, New Jersey still boasts very high wealth and income indicators. New Jersey per capita income ranks second in the nation or 27.8% above the national average.
A new fiscal policy has emerged in New Jersey. In an attempt to spur economic growth, income tax reductions totaling 30% for most individuals were phased in over a three-year period. Average growth in budgeted appropriations for fiscals 1995-1997 was held to just 1%. Given lower tax revenue levels, expenditure reductions will continue to be key to balancing the budget. This low level growth can only be accomplished by significantly curtailing the State's fastest growing Budget items-Medicaid and corrections. The state faces the additional challenge of managing Federal welfare reform. In any fiscal scenario, the State's credit picture is greatly helped by strong cash reserves. In recent years, the State has maintained cash basis year-end balances exceeding 5.4% of revenues. The fiscal 1996 ending fund balance was $872.8 million, including a rainy day fund of $263 million.


The overall credit quality of the State is further demonstrated by its debt ratings. New Jersey maintains an Aa1 rating from Moody's Investors Service, Inc. S & P rates the State AA+.
The Fund's concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.


LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued New Jersey municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust.
INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days notice.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
     The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.





FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.




James E. Dowd
571 Hayward Mill Road


Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee


Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional


Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: COM 11 owned approximately 35,834,972 shares (30.15%); Corestates Bank, N.A. owned approximately 15,324,710 shares (12.89%); United National Bank owned approximately 8,082,486 shares (6.80%); The Bopac Company owned approximately 7,914,589 shares (6.66%); U.S. Trust Company owned approximately 25,904,778 shares (21.79%); and Tellson & Co. owned approximately 14,752,384 shares (12.41%). As of the same date, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: Fiduciary Trust Company International owned approximately 11,646,000 shares (38.75%); Radnor Alloys, Inc. owned approximately 2,407,729 shares (8.01%); and Roger and Edwina Hansen owned approximately 1,818,927 shares (6.05%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and


Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and


Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the adviser earned $501,943, $431,160, and $390,387, respectively, of which $215,343, $228,371, and
$380,881, respectively, were waived.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $155,108, $155,000, and $203,429, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES


With respect to Institutional Service Shares, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to Institutional Shares and Institutional Service Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund `s objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1996, payments in the amount of $24,879 were made pursuant to the Plan for Institutional Service Shares, all of which was waived. In addition, for the fiscal year ended October 31, 1996, the Fund paid shareholder service fees in the amount of $313,731, of which $226,112 was waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.For the seven-day period ended October 31, 1996, the yield for Institutional Shares and Institutional Service Shares was 3.04% and 2.94%, respectively.




EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. For the seven-day period ended October 31, 1996, the effective yield for Institutional Shares and Institutional Service Shares was 3.09% and 2.99%, respectively. TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt. For the seven-day period ended October 31, 1996, the tax-equivalent yield for Institutional Shares and Institutional Service Shares was 5.72% and 5.44%, respectively.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996
                             STATE OF NEW JERSERY
                                   SINGLE RETURN


    TAX BRACKET:
    FEDERAL
              15.00%  28.00%     31.00%      36.00%     39.60%
    COMBINED FEDERAL
    AND STATE 16.75%  33.53%     37.37%      42.37%     45.97%


    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.80%    2.26%     2.40%      2.60%       2.78%
     2.00%     2.40%    3.01%     3.19%      3.47%       3.70%
     2.50%     3.00%    3.76%     3.99%      4.34%       4.63%
     3.00%     3.60%    4.51%     4.79%      5.21%       5.55%
     3.50%     4.20%    5.27%     5.59%      6.07%       6.48%
     4.00%     4.80%    6.02%     6.39%      6.94%       7.40%
     4.50%     5.41%    6.77%     7.19%      7.81%       8.33%
     5.00%     6.01%    7.52%     7.98%      8.68%       9.25%
     5.50%     6.61%    8.27%     8.78%      9.54%      10.18%
     6.00%     7.21%    9.03%     9.58%     10.41%      11.10%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.





TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year and five-year periods ended October 31, 1996, and for the period from December 13, 1990 (date of initial public investment) through October 31, 1996, the average annual total returns were 3.17%, 2.81% and 3.05%, respectively, for Institutional Shares, and were 3.07%, 2.71% and 2.95%, respectively, for Institutional Service Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund.

As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.



J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients'


portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS


Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.






OHIO MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES
PROSPECTUS


The Cash II Shares of Ohio Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Ohio municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Ohio, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A


SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996




TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS--
  CASH II SHARES                                                               2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3




  Investment Policies                                                          3


  Ohio Municipal Securities                                                    5


  Investment Risks                                                             6


  Investment Limitations                                                       6



FUND INFORMATION                                                               7

------------------------------------------------------


  Management of the Fund                                                       7


  Distribution of Cash II Shares                                               8


  Administration of the Fund                                                   9




NET ASSET VALUE                                                                9

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9

------------------------------------------------------


  Special Purchase Features                                                   10



HOW TO REDEEM SHARES                                                          10

------------------------------------------------------


  Special Redemption Features                                                 11



ACCOUNT AND SHARE INFORMATION                                                 12

------------------------------------------------------



TAX INFORMATION                                                               13

------------------------------------------------------


  Federal Income Tax                                                          13


  State and Local Taxes                                                       13



OTHER CLASSES OF SHARES                                                       14

------------------------------------------------------


PERFORMANCE INFORMATION                                                       14

------------------------------------------------------


FINANCIAL HIGHLIGHTS--


  Institutional Service Shares                                                15



------------------------------------------------------

FINANCIAL HIGHLIGHTS--

  Institutional Shares                                                        16

------------------------------------------------------


FINANCIAL STATEMENTS                                                          17

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                                                 35

------------------------------------------------------


ADDRESSES                                                                     36

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                                 CASH II SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)...............................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable).............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................     None
Exchange Fee........................................................................     None

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fee (after waiver)(1)....................................................    0.21%
12b-1 Fee (after waiver)(2).........................................................    0.18%
Total Other Expenses................................................................    0.48%
  Shareholder Services Fee..................................................   0.25%
       Total Operating Expenses(3)..................................................    0.87%




(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.30%.

 (3) The Total Operating Expenses would have been 1.18% absent the voluntary waivers of portions of the management fee and 12b-1 fee.

* Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash II Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                                                 1 year     3 years     5 years     10 years
-------                                                 ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period.........      $9         $28         $48         $107




  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH II SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.


                                                       YEAR ENDED OCTOBER 31,
                                      ---------------------------------------------------------
                                      1996      1995      1994      1993      1992      1991(a)
                                      -----     -----     -----     -----     -----     -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                $1.00     $1.00     $1.00     $1.00     $1.00      $1.00
----------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------
  Net investment income                0.03      0.03      0.02      0.02      0.03       0.02
----------------------------------
LESS DISTRIBUTIONS
----------------------------------
  Distributions from net
  investment income                   (0.03)    (0.03)    (0.02)    (0.02)    (0.03)     (0.02)
----------------------------------    -----     -----     -----     -----     -----     ------
NET ASSET VALUE, END OF PERIOD        $1.00     $1.00     $1.00     $1.00     $1.00      $1.00
----------------------------------    -----     -----     -----     -----     -----     ------
TOTAL RETURN (b)                       2.96%     3.30%     2.10%     2.02%     2.90%      2.27%
----------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------
  Expenses                             0.87%     0.87%     0.85%     0.78%     0.76%      0.63%*
----------------------------------
  Net investment income                2.92%     3.25%     2.09%     2.01%     2.86%      4.18%*


----------------------------------
  Expense waiver/ reimbursement
     (c)                               0.31%     0.29%     0.24%     0.19%     0.25%      0.34%*
----------------------------------
SUPPLEMENTAL DATA
----------------------------------
  Net assets, end of period (000
  omitted)                            $206,149  $188,234  $156,051  $127,017  $133,877  $94,081
----------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established three classes of shares known as Cash II Shares, Institutional Shares, and Institutional Service Shares. This prospectus relates only to Cash II Shares of the Fund, which are designed primarily for retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES




The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities ("Ohio Municipal Securities"). Examples of Ohio Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Ohio Municipal


     Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Ohio Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Ohio Municipal Securities is subject to the federal alternative minimum tax.

OHIO MUNICIPAL SECURITIES

Ohio Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.



Ohio Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Ohio Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Ohio Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Ohio Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Ohio Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Ohio Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Ohio Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these considerations, the Fund's concentration in Ohio Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS


The Fund will not borrow money directly or through reverse repurchase agreements


(arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.




     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to .30% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.



The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.





SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:





                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
    .15%              on the first $250 million
   .125%               on the next $250 million
    .10%               on the next $250 million
   .075%         on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Cash II Shares from the value of Fund assets attributable to Cash II Shares, and dividing the remainder by the number of Cash II Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.




HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.




PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Ohio Municipal Cash Trust--Cash II Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Ohio Municipal Cash Trust-Cash II Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES


SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES


CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses.


If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.




Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


As of December 2, 1996, MAHCO owned 27.17% and Panabco owned 34.33% of the Institutional Shares of the Fund. As of the same time, Parcol & Co. owned 46.06% of the Institutional Service Shares of the Fund and Gradison & Company, Inc. owned 77.16% of the Cash II Shares of the Fund. These companies may, for certain purposes, be deemed to control the Shares of the Fund and may be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.




Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES


Income from the Fund is not necessarily free from taxes in states other than


Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



OHIO TAXES. Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.



Distributions made by the Fund will not be subject to Ohio corporation franchise tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent




(i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.


Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers two other classes of shares called Institutional Shares and Institutional Service Shares. Institutional Shares are sold at net asset value primarily to financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Service Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.



All classes are subject to certain of the same expenses.



Institutional Shares and Institutional Service Shares are subject to shareholder services fees.





Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FORMERLY, INSTITUTIONAL SHARES)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.


                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                              1996       1995       1994       1993       1992      1991(a)
                                             ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                        0.03       0.04       0.02       0.02       0.03       0.02
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                      (0.03)     (0.04)     (0.02)     (0.02)     (0.03)     (0.02)
-----------------------------------------    ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------    ------     ------     ------     ------     ------     ------
TOTAL RETURN (b)                               3.27%      3.61%      2.41%      2.33%      3.21%      2.40%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                     0.57%      0.57%      0.55%      0.48%      0.46%      0.35%*
-----------------------------------------
  Net investment income                        3.23%      3.56%      2.36%      2.30%      3.10%      4.46%*
-----------------------------------------


  Expense waiver/reimbursement (c)             0.31%      0.29%      0.07%      0.19%      0.25%      0.32%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)    $59,721    $72,931    $62,499    $81,748    $74,342    $44,771
-----------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 35.


                                                                                 PERIOD
                                                                                  ENDED
                                                                               OCTOBER 31,
                                                                                 1996(a)
                                                                               -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  1.00
---------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income                                                             0.02
---------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------
  Distributions from net investment income                                         (0.02)
---------------------------------------------------------------------------     --------
NET ASSET VALUE, END OF PERIOD                                                   $  1.00
---------------------------------------------------------------------------     --------
TOTAL RETURN (b)                                                                    2.22%
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
  Expenses                                                                          0.37%*
---------------------------------------------------------------------------
  Net investment income                                                             3.38%*
---------------------------------------------------------------------------


  Expense waiver/reimbursement (c)                                                  0.51%*
---------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $72,680
---------------------------------------------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--99.3%
--------------------------------------------------------------------------------
                OHIO--99.3%
                ----------------------------------------------------------------
$   600,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting     $    600,000
                Nurses)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  2,535,000     Ashland County, OH Health Care Weekly VRDNs (Brethren Care,           2,535,000
                Inc.)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A.         5,875,000
                LOC)
                ----------------------------------------------------------------
  1,500,000     Belmont County, OH, Water System Improvement, 3.89% BANs,             1,500,550
                12/19/1996
                ----------------------------------------------------------------
  2,550,000     Berea, OH, Various Purpose, 4.10% BANs, 10/23/1997                    2,555,969
                ----------------------------------------------------------------
  3,894,000     Bowling Green, OH, 3.80% BANs, 12/5/1996                              3,894,244
                ----------------------------------------------------------------
  5,500,000     Brecksville-Broadview Heights CSD, OH, (Series 1996), 3.90%           5,503,910
                BANs, 1/17/1997


                ----------------------------------------------------------------
  1,040,000     Canfield, OH Local School District, (Series 1996), 4.50% BANs,        1,043,666
                10/2/1997
                ----------------------------------------------------------------
  1,500,000     Cleveland Heights, OH, (Series 1996), 4.10% BANs, 8/28/1997           1,501,775
                ----------------------------------------------------------------
  1,800,000     Clinton County, OH Hospital Authority Weekly VRDNs (Clinton           1,800,000
                Memorial Hospital)/(National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,905,000     Columbiana County, OH, Industrial Development Revenue Bonds           1,905,000
                Weekly VRDNs (C & S Land Company Project)/(Bank One, Youngstown,
                N.A. LOC)
                ----------------------------------------------------------------
    800,000     Cuyahoga County, OH Hospital Authority Daily VRDNs (University          800,000
                Hospitals Health System, Inc.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo
                LOC)
                ----------------------------------------------------------------
  3,600,000     Cuyahoga County, OH Hospital Authority Weekly VRDNs (St. Lukes        3,600,000
                Hospital)/(First National Bank of Chicago LOC)
                ----------------------------------------------------------------
    700,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection League          700,000
                (Cuyahoga County))/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,650,000     Cuyahoga County, OH IDA Weekly VRDNs (East Park Community,         $  1,650,000
                Inc.)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
    525,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel Service,        525,000
                Inc.)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
    690,000     Cuyahoga County, OH IDA Weekly VRDNs (Parma-Commerce Parkway            690,000
                West)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,050,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing           1,050,000
                Corp.)/(National City Bank, Kentucky LOC)
                ----------------------------------------------------------------
  1,945,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs (Avalon      1,945,000
                Precision Casting Co. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  2,000,000     Dayton, OH Department of Aviation, (Series 1996), 4.50% BANs,         2,003,840
                3/25/1997
                ----------------------------------------------------------------


  1,635,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves,      1,635,000
                Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  3,300,000     Elyria, OH, Various Purpose Improvement Notes, (Series 1996-2),       3,305,694
                4.20% BANs, 9/25/1997
                ----------------------------------------------------------------
  7,800,000     Franklin County, OH Hospital Facility Authority Weekly VRDNs          7,800,000
                (Riverside United Methodist Hospital)/(National City Bank,
                Cleveland, OH LOC)
                ----------------------------------------------------------------
  3,620,000     Franklin County, OH Hospital Facility Authority, (Series 1992)        3,620,000
                Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank, Cincinnati
                LOC)
                ----------------------------------------------------------------
  4,500,000     Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(PNC          4,500,000
                Bank, Ohio, N.A. LOC)
                ----------------------------------------------------------------
  3,055,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/         3,055,000
                (Fifth Third Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  3,490,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon           3,490,000
                L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)
                ----------------------------------------------------------------
  4,900,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB (Series          4,900,000
                1996A) Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank,
                Columbus, OH LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 2,100,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB (Series       $  2,100,000
                1996B) Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank,
                Columbus, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Franklin County, OH IDA, IDRB Weekly VRDNs (Tigerpoly                 2,000,000
                Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
                ----------------------------------------------------------------
  2,090,000     Franklin County, OH, Adjustable Rate Demand Economic Development      2,090,000
                Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM
                Investments)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,440,000     Franklin, OH County of, Health Care Facilities Revenue Bonds          1,440,000
                (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third
                Bancorp LOC)
                ----------------------------------------------------------------
  1,300,000     Gates Mills Village, OH, Water System Improvement Notes, 3.70%        1,300,496
                BANs, 3/26/1997
                ----------------------------------------------------------------


  1,400,000     Green City, OH, Park Improvement General Ltd Tax Notes,               1,401,811
                4.35% BANs, 2/7/1997
                ----------------------------------------------------------------
  2,000,000     Hamilton County, OH Health System Weekly VRDNs (West Park             2,000,000
                Community)/(Fifth Third Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  1,725,000     Hancock County, OH, (Series A), 4.50% BANs, 9/19/1997                 1,732,305
                ----------------------------------------------------------------
  2,000,000     Hancock County, OH, 4.27% BANs, 11/22/1996                            2,000,637
                ----------------------------------------------------------------
  4,400,000     Hancock County, OH, Various Purpose, 3.81% BANs, 11/22/1996           4,400,731
                ----------------------------------------------------------------
  2,900,000     Highland Heights City, OH, Various Purpose, 3.89% BANs,               2,900,696
                12/19/1996
                ----------------------------------------------------------------
  4,000,000     Hilliard, OH, Adjustable Rate IDRB (Series 1996) Weekly VRDNs         4,000,000
                (Medex, Inc.)/(Bank One, Columbus, N.A. LOC)
                ----------------------------------------------------------------
  2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/              2,000,000
                (Rabobank Nederland, Utrecht LOC)
                ----------------------------------------------------------------
  1,970,000     Holmes County, OH, Sanitary Sewer System Improvement Notes,           1,972,604
                4.25% BANs, 5/21/1997
                ----------------------------------------------------------------
  1,230,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike,        1,230,000
                Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,300,000     Kent, OH, Adjustable Rate IDRB (Series 1994) Weekly VRDNs          $  1,300,000
                (Raven's Metal Products, Inc. Project)/(First National Bank of
                Ohio, Akron LOC)
                ----------------------------------------------------------------
  3,300,000     Lake County, OH, Adjustable Rate IDRB (Series 1996) Weekly VRDNs      3,300,000
                (Apsco Properties, LTD.)/(First National Bank of Ohio, Akron
                LOC)
                ----------------------------------------------------------------
  2,560,000     Lake County, OH, Hospital Improvement Bonds, 7.875% Bonds             2,628,820
                (United States Treasury PRF), 1/1/1997 (@102)
                ----------------------------------------------------------------
  2,815,000     Lake County, OH, Hospital Improvement Bonds, 8.00% Bonds (United      2,891,244
                States Treasury PRF), 1/1/1997 (@102)
                ----------------------------------------------------------------
  3,000,000     Lorain County, OH, 4.40% BANs, 9/19/1997                              3,010,164
                ----------------------------------------------------------------
  2,885,000     Lorain County, OH, Health Facilities Revenue Bonds (Series            2,885,000
                1992A) Weekly VRDNs (Elyria United Methodist Home)/(Fifth Third


                Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  4,385,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer        4,385,000
                Great Lakes Ltd., Inc.)/(Bank One, Cleveland, N.A. LOC)
                ----------------------------------------------------------------
  1,240,000     Lorain Port Authority, OH, Adjustable Rate Demand Port                1,240,000
                Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs
                (Spitzer Project)/(Bank One, Cleveland, N.A. LOC)
                ----------------------------------------------------------------
  1,200,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/(KeyBank, N.A.      1,200,000
                LOC)
                ----------------------------------------------------------------
  2,000,000     Lucas County, OH IDA, (Series 1991) Weekly VRDNs (Ohio Citizens       2,000,000
                Bank)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  1,775,000     Lucas County, OH, Hospital Facility Improvement Revenue Bonds         1,775,000
                (Series 93) Weekly VRDNs (Lott Industries, Inc.)/(National City
                Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
    270,000     Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs             270,000
                (Sunshine Children's Home)/(National City Bank, Cleveland, OH
                LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 8,000,000     Lucas County, OH, Hospital Refunding Revenue Bonds Weekly VRDNs    $  8,000,000
                (Riverside Hospital, OH)/(Huntington National Bank, Columbus, OH
                LOC)
                ----------------------------------------------------------------
  2,000,000     Lucas County, OH, Metropolitan Sewer & Water District                 2,000,639
                Improvement Notes (Series 1995), 4.25% BANs, 11/28/1996
                ----------------------------------------------------------------
  5,300,000     Lucas County, OH, Sewer Improvement, 4.25% BANs, 10/28/1997           5,316,093
                ----------------------------------------------------------------
  5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs (International       5,325,000
                Towers, Inc.)/(PNC Bank, N.A. LOC)
                ----------------------------------------------------------------
  6,745,000     Mahoning County, OH, Housing Revenue Bonds (Series 1995) Weekly       6,745,000
                VRDNs (Copeland Oaks Project)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
    850,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products,               850,000
                Inc.)/(Bank One, Columbus, N.A. LOC)
                ----------------------------------------------------------------


    870,000     Mayfield, OH City School District, 4.00% BANs, 4/24/1997                870,798
                ----------------------------------------------------------------
  3,750,000     Medina County, OH, 4.50% BANs, 8/28/1997                              3,766,288
                ----------------------------------------------------------------
  7,000,000     Montgomery County, OH Health Facilities Authority, (Series 1995)      7,000,000
                Weekly VRDNs (Sisters of Charity Health Care System)/(Toronto-
                Dominion Bank LIQ)
                ----------------------------------------------------------------
  1,970,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited                 1,970,000
                Partnership)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Muskingum County, OH, County Building Improvement (Series 1996),      2,001,626
                3.75% BANs, 3/4/1997
                ----------------------------------------------------------------
    345,000     North Olmsted, OH IDA Weekly VRDNs (Bryant & Stratton)/(KeyBank,        345,000
                N.A. LOC)
                ----------------------------------------------------------------
    915,000     North Olmsted, OH IDA, 4.00% TOBs (Therm-All)/(National City            915,000
                Bank, Cleveland, OH LOC), Optional Tender 2/1/1997
                ----------------------------------------------------------------
  2,035,000     Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A. LOC)       2,035,000
                ----------------------------------------------------------------
  7,235,000     Ohio HFA, 3.80% TOBs (Lincoln Park Associates)/(Comerica Bank,        7,235,000
                Detroit, MI LOC), Optional Tender 11/1/1996
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 8,500,000     Ohio HFA, Residential Mortgage Revenue Convertible (1996 Series    $  8,500,000
                A- 3), 3.40% TOBs (AIG Funding, Inc. INV), Mandatory Tender
                3/3/1997
                ----------------------------------------------------------------
  7,700,000     Ohio HFA, Single Family Mortgage (Series PT-71) Weekly VRDNs          7,700,000
                (GNMA COL)/(Commerzbank AG, Frankfurt LIQ)
                ----------------------------------------------------------------
  9,510,000 (b) Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly VRDNs           9,510,000
                (GNMA COL)/(Bank of New York, New York LIQ)
                ----------------------------------------------------------------
  8,800,000 (b) Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly VRDNs          8,800,000
                (Bank of New York, New York LIQ)/(GNMA LOC)
                ----------------------------------------------------------------
  1,000,000     Ohio School Districts, 1996 Cash Flow Borrowing Program               1,001,172
                Certificates of Participation, 4.53% RANs, 12/31/1996
                ----------------------------------------------------------------
  3,000,000     Ohio School Districts, 1996 Cash Flow Borrowing Program               3,010,083
                Certificates of Participation, 4.53% RANs, 6/30/1997


                ----------------------------------------------------------------
  3,800,000     Ohio State Air Quality Development Authority, (Series 1998A)          3,800,000
                Weekly VRDNs (PPG Industries, Inc.)
                ----------------------------------------------------------------
  4,000,000     Ohio State Air Quality Development Authority, Revenue Bonds           4,000,000
                (Series B) Daily VRDNs (Cincinnati Gas and Electric Co.)/ (J.P.
                Morgan Delaware, Wilmington LOC)
                ----------------------------------------------------------------
  1,880,000     Ohio State Higher Education Facility, Revenue Bonds Weekly VRDNs      1,880,000
                (Notre Dame College Project)/(National City Bank, Cleveland, OH
                LOC)
                ----------------------------------------------------------------
  1,000,000     Ohio State Water Development Authority Weekly VRDNs (PPG              1,000,000
                Industries, Inc.)
                ----------------------------------------------------------------
  2,500,000     Ohio State Water Development Authority, Multimodal Water              2,500,000
                Development (Series 1993) Weekly VRDNs (Timken Co.)/(Wachovia
                Bank of Georgia N.A., Atlanta LOC)
                ----------------------------------------------------------------
  3,000,000     Ohio State Water Development Authority, Ohio PCR Bonds (Series        3,000,000
                1989) Weekly VRDNs (Duquesne Light Power Co.)/(Barclays Bank
                PLC, London LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 3,500,000     Ohio State Water Development Authority, Pollution Control          $  3,500,000
                Facilities Revenue Bonds, 3.80% TOBs (Union Bank of Switzerland,
                Zurich LOC), Optional Tender 5/1/1997
                ----------------------------------------------------------------
    600,000     Ohio State Weekly VRDNs (John Carroll University, OH)/ (PNC             600,000
                Bank, N.A. LOC)
                ----------------------------------------------------------------
  1,320,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,            1,320,000
                Inc.)/ (National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,400,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic                 1,400,000
                Corporation)/(National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,250,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours, Inc.)/       1,250,000
                (National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Ottawa County, OH, Regional Water System Notes, 3.98% BANs,           2,001,927
                4/9/1997


                ----------------------------------------------------------------
  1,000,000     Perry Local School District, OH, UT GO Bonds, 3.75% Bonds (Bank       1,000,000
                One, Cleveland, N.A. LOC), 12/1/1996
                ----------------------------------------------------------------
    135,000     Portage County, OH IDA Weekly VRDNs (D & W Associates)/ (Bank           135,000
                One, Akron, N.A. LOC)
                ----------------------------------------------------------------
    370,000     Portage County, OH IDA, 4.00% TOBs (Neidlinger)/(KeyBank, N.A.          370,000
                LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------
  4,300,000     Portage County, OH IDA, Adjustable Rate IDRB (Series 1996)            4,300,000
                Weekly VRDNs (Barnette Project)/(National City, Northeast LOC)
                ----------------------------------------------------------------
    900,000     Portage County, OH IDA, Industries Revenue Bonds Weekly VRDNs           900,000
                (Lovejoy Industries)/(Star Bank, N.A., Cincinnati LOC)
                ----------------------------------------------------------------
  5,700,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly                 5,700,000
                VRDNs(Rickenbacker Holdings, Inc.)/(Bank One, Columbus, N.A.
                LOC)
                ----------------------------------------------------------------
  1,800,000     Seneca County, OH Hospital Facility Authority Weekly VRDNs (St.       1,800,000
                Francis Home)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  3,890,000     Shaker Heights, OH, 4.25% BANs, 10/17/1997                            3,906,151
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$   800,000     Sharonville, OH, IDR Weekly VRDNs (Xtek, Inc.)/(Fifth Third        $    800,000
                Bank, Cincinnati LOC)
                ----------------------------------------------------------------
    560,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank, N.A.         560,000
                LOC)
                ----------------------------------------------------------------
  2,000,000     Solon, OH, IDRB (Series 1995) Weekly VRDNs (Cleveland Twist           2,000,000
                Drill Company)/(NationsBank, South LOC)
                ----------------------------------------------------------------
  1,200,000     Stark County, OH IDR Weekly VRDNs (KeyBank, N.A. LOC)                 1,200,000
                ----------------------------------------------------------------
  2,300,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilk of             2,300,000
                Morris)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,300,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs                 1,300,000
                (Foundations Systems and Anchors, Inc. Project)/(Bank One,
                Akron, N.A. LOC)
                ----------------------------------------------------------------


  5,300,000     Stark County, OH IDR, IDRB (Series 1995) Weekly VRDNs (Gramac         5,300,000
                Project, OH)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,340,000     Stow, OH, GO LT Various Purpose Refunding, 4.25% BANs,                1,341,037
                12/20/1996
                ----------------------------------------------------------------
  1,285,000     Strongsville, OH, IDRB (Series 1994) Weekly VRDNs (Nutro              1,285,000
                Machinery Corp., Project)/(Huntington National Bank, Columbus,
                OH LOC)
                ----------------------------------------------------------------
  2,700,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited               2,700,000
                Partnership)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs (Harry London       4,500,000
                Candies, Inc. )/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
    725,000     Summit County, OH IDR, 3.80% TOBs (Bechmer-Boyce                        725,000
                Project)/(KeyBank, N.A. LOC), Optional Tender 1/15/1997
                ----------------------------------------------------------------
    875,000     Summit County, OH IDR, 3.80% TOBs (S.D. Meyers, Inc.)/(Bank One,        875,000
                Akron, N.A. LOC), Optional Tender 2/15/1997
                ----------------------------------------------------------------
  1,075,000     Summit County, OH IDR, 3.85% TOBs (Rogers Industrial Products,        1,075,000
                Inc.)/(Bank One, Akron, N.A. LOC), Optional Tender 11/1/1996
                ----------------------------------------------------------------
    355,000     Summit County, OH IDR, 4.00% TOBs (Keltec Industries)/(Bank One,        355,000
                Akron, N.A. LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,140,000     Summit County, OH IDR, 4.00% TOBs (Matech Machine Tool Co.)/       $  1,140,000
                (Bank One, Akron, N.A. LOC), Optional Tender 2/1/1997
                ----------------------------------------------------------------
    760,000     Summit County, OH IDR, 4.00% TOBs (Universal Rack)/(National            760,000
                City Bank, Cleveland, OH LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------
  1,700,000     Summit County, OH IDR, Adjustable Rate IDRB (Series 1996) Weekly      1,700,000
                VRDNs (Fomo Products, Inc.)/(First National Bank of Ohio, Akron
                LOC)
                ----------------------------------------------------------------
    920,000     Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs (Austin         920,000
                Printing Co., Inc.)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
  2,890,000     Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs (Harry        2,890,000
                London Candies, Inc.)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
  1,000,000     Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs (Cardtech      1,000,000
                Project (OH))/(KeyBank, N.A. LOC)


                ----------------------------------------------------------------
  1,485,000     Summit County, OH IDR, Industrial Development Bonds (Series           1,485,000
                1996) Weekly VRDNs (Creative Screen Print Project)/(National
                City, Northeast LOC)
                ----------------------------------------------------------------
  1,450,000     Summit County, OH IDR, Multi-Mode Variable Rate I Weekly VRDNs        1,450,000
                (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa      1,000,000
                Corp.)/(Bayerische Vereinsbank AG, Munich LOC)
                ----------------------------------------------------------------
  2,500,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs (McSonald         2,500,000
                Steel Corp.)/(PNC Bank, N.A. LOC)
                ----------------------------------------------------------------
  1,330,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)            1,330,000
                Weekly VRDNs (Churchill Downs, Inc.)/(Bank One, Columbus, N.A.
                LOC)
                ----------------------------------------------------------------
  1,750,000     Trumbull County, OH, Correctional Facilities GO LT Notes, 1996        1,751,995
                Renewal, 4.07% BANs, 4/10/1997
                ----------------------------------------------------------------
  1,200,000     Tuscarawas County, OH, Adjustable Rate IDRB (Series 1995) Weekly      1,200,000
                VRDNs (Primary Packaging, Inc.)/(First National Bank of Ohio,
                Akron LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 3,254,624     Union Local School District, OH, Classroom Facilities Voted UT     $  3,263,171
                GO, 4.45% BANs, 4/15/1997
                ----------------------------------------------------------------
  3,800,000     Westlake, OH, IDR Weekly VRDNs (Kahal Limited Partnership)/           3,800,000
                (KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  2,650,000     Williams County, OH, Multi-Mode Variable Rate IDRB (Series 1996)      2,650,000
                Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,120,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly        1,120,000
                VRDNs (Pine Ridge Shopping Center Company Project)/(Star Bank,
                N.A., Cincinnati LOC)
                ----------------------------------------------------------------
  1,210,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly         1,210,000
                VRDNs (Pine Ridge Shopping Center Company Project)/(Star Bank,
                N.A., Cincinnati LOC)
                ----------------------------------------------------------------
  1,400,000     Wood County, OH Weekly VRDNs (Principle Business Enterprises)/        1,400,000


                (National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  2,200,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/                2,200,000
                (Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  4,300,000     Youngstown, OH, Adjustable Rate Demand IDRB (Series 1996A)            4,300,000
                Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(Marine
                Midland Bank N.A., Buffalo, NY LOC)
                                                                                   ------------
                ----------------------------------------------------------------
                                                                                   $336,085,136
                TOTAL INVESTMENTS (AT AMORTIZED COST)(c)
                                                                                   ------------
                ----------------------------------------------------------------




At October 31, 1996, 49.9% of the total investments at market value were subject to alternative minimum tax.

 (a) The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:


TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


    FIRST TIER      SECOND TIER
    -----------     ------------
    98.1%           1.9%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $18,310,000 which represents 5.41% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($338,549,831) at October 31, 1996.

The following acronyms are used throughout this portfolio:


BANs  --Bond Anticipation Notes
COL   --Collateralized
CSD   --Central School District
EDRB  --Economic Development Revenue Bonds
GNMA  --Government National Mortgage Association
GO    --General Obligation
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDR   --Industrial Development Revenue
IDRB  --Industrial Development Revenue Bond
INV   --Investment Agreement
LIQ   --Liquidity Agreement
LOC   --Letter of Credit
LT    --Limited Tax
LTD   --Limited
PCR   --Pollution Control Revenue
PLC   --Public Limited Company
PRF   --Prerefunded
RANs  --Revenue Anticipation Notes
TOBs  --Tender Option Bonds
UT    --Unlimited Tax
VRDNs --Variable Rate Demand Notes




(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $336,085,136
-------------------------------------------------------------------------------
Cash                                                                                    236,765
-------------------------------------------------------------------------------
Income receivable                                                                     2,777,561
-------------------------------------------------------------------------------
Receivable for shares sold                                                               11,287
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   339,110,749
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                              45,440
--------------------------------------------------------------------
Income distribution payable                                             315,778
--------------------------------------------------------------------
Accrued expenses                                                        199,700
--------------------------------------------------------------------   --------
     Total liabilities                                                                  560,918
-------------------------------------------------------------------------------    ------------
NET ASSETS for 338,549,831 shares outstanding                                      $338,549,831
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------


INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$59,721,012 / 59,721,012 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
CASH II SHARES:
-------------------------------------------------------------------------------
$206,148,774 / 206,148,774 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$72,680,045 / 72,680,045 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $11,230,260
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $1,183,374
---------------------------------------------------------------------
Administrative personnel and services fee                                   223,680
---------------------------------------------------------------------
Custodian fees                                                               45,066
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    216,497
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     4,758
---------------------------------------------------------------------
Auditing fees                                                                13,561
---------------------------------------------------------------------
Legal fees                                                                    5,183
---------------------------------------------------------------------
Portfolio accounting fees                                                    93,684
---------------------------------------------------------------------
Distribution services fee -- Cash II Shares                                 611,752
---------------------------------------------------------------------
Shareholder services fee -- Institutional Service Shares                    181,201
---------------------------------------------------------------------


Shareholder services fee -- Cash II Shares                                  509,793
---------------------------------------------------------------------
Shareholder services fee -- Institutional Shares                             48,568
---------------------------------------------------------------------
Share registration costs                                                     57,328
---------------------------------------------------------------------
Printing and postage                                                         19,665
---------------------------------------------------------------------
Insurance premiums                                                            5,429
---------------------------------------------------------------------    ----------
     Total expenses                                                       3,219,539
---------------------------------------------------------------------
Waivers
---------------------------------------------------------------------
  Waiver of investment advisory fee                         $(570,677)
---------------------------------------------------------
  Waiver of distribution services fee -- Cash II Shares      (236,326)
---------------------------------------------------------
  Waiver of shareholder services fee -- Institutional
     Service Shares                                           (91,783)
---------------------------------------------------------
  Waiver of shareholder services fee -- Institutional
     Shares                                                   (48,568)
---------------------------------------------------------   ---------
     Total waivers                                                         (947,354)
---------------------------------------------------------------------    ----------
       Net expenses                                                                      2,272,185
-----------------------------------------------------------------------------------    -----------


          Net investment income                                                        $ 8,958,075
-----------------------------------------------------------------------------------    -----------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    YEAR ENDED OCTOBER 31,
                                                               ---------------------------------
                                                                    1996              1995
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                          $     8,958,075   $     8,010,653
-------------------------------------------------------------  ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------
Institutional Service Shares                                        (2,339,083)       (2,660,655)
-------------------------------------------------------------
Cash II Shares                                                      (5,962,329)       (5,349,998)
-------------------------------------------------------------
Institutional Shares                                                  (656,663)               --
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from distributions
     to shareholders                                                (8,958,075)       (8,010,653)
-------------------------------------------------------------  ---------------   ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------


Proceeds from sale of shares                                     1,408,349,215     1,275,288,208
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                            6,083,711         5,470,332
-------------------------------------------------------------
Cost of shares redeemed                                         (1,337,048,550)   (1,238,142,557)
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from share transactions         77,384,376        42,615,983
-------------------------------------------------------------  ---------------   ---------------
          Change in net assets                                      77,384,376        42,615,983
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                261,165,455       218,549,472
-------------------------------------------------------------  ---------------   ---------------
End of period                                                  $   338,549,831   $   261,165,455
-------------------------------------------------------------  ---------------   ---------------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares (effective March 5, 1996, the Fund Institutional Shares changed to Institutional Service Shares), Cash II Shares and Institutional Shares (effective March 5, 1996, the Fund added Institutional Shares).

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1996 is as follows:


                       SECURITY                           ACQUISITION DATE    ACQUISITION COST
                       --------                           ----------------    ----------------
     Ohio HFA, Trust Receipts (Series 1996 FR/RI-6),
     (GNMA COL)                                              9/4/96            $9,510,000
     Ohio HFA, Trust Receipts (Series 1996 FR/RI-5),
     (GNMA LOC)                                              6/6/96             8,800,000




     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SERVICE SHARES                                            1996            1995
----------------------------                                        ------------    ------------
Shares sold                                                          440,264,015     571,719,826
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                 226,623         277,721
-----------------------------------------------------------------
Shares redeemed                                                     (453,700,715)   (561,565,338)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional Service share
  transactions                                                       (13,210,077)     10,432,209
-----------------------------------------------------------------   ------------    ------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
CASH II SHARES                                                          1996            1995
--------------                                                      ------------    ------------
Shares sold                                                          681,930,901     703,568,382
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                               5,797,497       5,192,611
-----------------------------------------------------------------
Shares redeemed                                                     (669,813,991)   (676,577,219)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Cash II share transactions                17,914,407      32,183,774
-----------------------------------------------------------------   ------------    ------------



                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SHARES                                                    1996*           1995
--------------------                                                ------------    ------------
Shares sold                                                          286,154,299              --
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                  59,591              --
-----------------------------------------------------------------
Shares redeemed                                                     (213,533,844)             --
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional share transactions          72,680,046              --
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from share transactions                        77,384,376      42,615,983
-----------------------------------------------------------------   ------------    ------------




* Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996

At October 31, 1996, capital paid-in aggregated $338,549,831.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Cash II Shares, annually, to compensate


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $527,800,000 and $491,520,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 71.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.3% of total investments.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST


(Ohio Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2, 15 and 16 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996


ADDRESSES
--------------------------------------------------------------------------------


Ohio Municipal Cash Trust
                Cash II Shares                                              Federated Investors Tower
                                                                            Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                                  Federated Investors Tower
                                                                            Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                                        Federated Investors Tower
                                                                            Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                                       P.O. Box 8600
                Trust Company                                               Boston, MA 02266-8600
---------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company                      P.O. Box 8600
                                                                            Boston, MA 02266-8600

---------------------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                                         2100 One PPG Place
                                                                            Pittsburgh, PA 15222
---------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      OHIO MUNICIPAL
                                      CASH TRUST
                                      CASH II SHARES

                                      PROSPECTUS

                                      A Portfolio of Federated Municipal Trust, an Open-End Management Investment Company

                                      Prospectus dated December 31, 1996



[LOGO]
FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

       Cusip 314229840
       1030105A-CII (12/96)







OHIO MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS


The Institutional Shares of Ohio Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Ohio municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Ohio, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND


ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES  2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------

  Investment Objective                                                         3




  Investment Policies                                                          3


  Ohio Municipal Securities                                                    5


  Investment Risks                                                             6


  Investment Limitations                                                       6



FUND INFORMATION                                                               7

------------------------------------------------------

  Management of the Fund                                                       7


  Distribution of Institutional Shares                                         8


  Administration of the Fund                                                   8





NET ASSET VALUE                                                                9

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9

------------------------------------------------------


HOW TO REDEEM SHARES                                                          10

------------------------------------------------------


ACCOUNT AND SHARE INFORMATION                                                 11

------------------------------------------------------


TAX INFORMATION                                                               12

------------------------------------------------------

  Federal Income Tax                                                          12


  State and Local Taxes                                                       12





OTHER CLASSES OF SHARES                                                       13

------------------------------------------------------


PERFORMANCE INFORMATION                                                       13

------------------------------------------------------


FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                14

------------------------------------------------------


FINANCIAL HIGHLIGHTS--CASH II SHARES                                          15


------------------------------------------------------



FINANCIAL STATEMENTS                                                          16



------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS 34

------------------------------------------------------


ADDRESSES                                                                     35

------------------------------------------------------



SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------


                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price).................................................     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of
  original purchase price or redemption proceeds, as applicable)......................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................    0.14%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.23%
  Shareholder Services Fee (after waiver)(2).................................    0.00%
       Total Operating Expenses(3)....................................................    0.37%




(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.


(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 0.88% absent the voluntary waiver of a portion of the management fee and the voluntary waiver of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $4        $12        $21        $ 47




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


Reference is made to the Report of Independent Public Accountants on page 34.


                                                                                 PERIOD
                                                                                  ENDED
                                                                               OCTOBER 31,
                                                                                 1996(a)
                                                                               -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $  1.00
---------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income                                                             0.02
---------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------
  Distributions from net investment income                                         (0.02)
---------------------------------------------------------------------------     --------
NET ASSET VALUE, END OF PERIOD                                                   $  1.00
---------------------------------------------------------------------------     --------
TOTAL RETURN (b)                                                                    2.22%
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
  Expenses                                                                          0.37%*
---------------------------------------------------------------------------
  Net investment income                                                             3.38%*
---------------------------------------------------------------------------


  Expense waiver/reimbursement (c)                                                  0.51%*
---------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                        $72,680
---------------------------------------------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established three classes of shares known as Institutional Shares, Cash II Shares, and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES



The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities ("Ohio Municipal Securities"). Examples of Ohio Municipal Securities include, but are not limited to:


     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;



     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.



     PARTICIPATION INTERESTS. The Fund may purchase interests in Ohio Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Ohio Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.





DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Ohio Municipal Securities is subject to the federal alternative minimum tax.

OHIO MUNICIPAL SECURITIES

Ohio Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Ohio Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Ohio Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Ohio Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Ohio Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Ohio Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Ohio Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these considerations, the Fund's concentration in Ohio Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS


The Fund will not borrow money directly or through reverse repurchase agreements


(arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.



FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the


Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:





                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
    .15%              on the first $250 million
   .125%               on the next $250 million
    .10%               on the next $250 million
   .075%         on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Ohio Municipal Cash Trust--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Ohio Municipal Cash Trust--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.




The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


As of December 2, 1996, MAHCO owned 27.17% and Panabco owned 34.33% of the Institutional Shares of the Fund. As of the same time, Parcol & Co. owned 46.06% of the Institutional Service Shares of the Fund and Gradison & Company, Inc. owned 77.16% of the Cash II Shares of the Fund. These companies may, for certain purposes, be deemed to control the Shares of the Fund and may be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES


Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OHIO TAXES. Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporation franchise tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).



OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers two other classes of shares called Cash II Shares and Institutional Service Shares. Cash II Shares and Institutional Service Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.


All classes are subject to certain of the same expenses.


Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees. Institutional Service Shares are subject to shareholder services fees.


Expense differences between classes may affect the performance of each class.


To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION


--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FORMERLY, INSTITUTIONAL SHARES)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.


                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                              1996       1995       1994       1993       1992      1991(a)
                                             ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                        0.03       0.04       0.02       0.02       0.03       0.02
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                      (0.03)     (0.04)     (0.02)     (0.02)     (0.03)     (0.02 )
-----------------------------------------    ------     ------     ------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------    ------     ------     ------     ------     ------     -------
TOTAL RETURN (b)                               3.27%      3.61%      2.41%      2.33%      3.21%      2.40 %
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                     0.57%      0.57%      0.55%      0.48%      0.46%      0.35 %*
-----------------------------------------
  Net investment income                        3.23%      3.56%      2.36%      2.30%      3.10%      4.46 %*
-----------------------------------------


  Expense waiver/reimbursement (c)             0.31%      0.29%      0.07%      0.19%      0.25%      0.32 %*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)    $59,721    $72,931    $62,499    $81,748    $74,342    $44,771
-----------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH II SHARES
--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.


                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                              1996       1995       1994       1993       1992      1991(a)
                                             ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                        0.03       0.03       0.02       0.02       0.03       0.02
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                      (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.02)
-----------------------------------------    ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------    ------     ------     ------     ------     ------     ------
TOTAL RETURN (b)                               2.96%      3.30%      2.10%      2.02%      2.90%      2.27%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                     0.87%      0.87%      0.85%      0.78%      0.76%     0.63%*
-----------------------------------------
  Net investment income                        2.92%      3.25%      2.09%      2.01%      2.86%     4.18%*
-----------------------------------------


  Expense waiver/reimbursement (c)             0.31%      0.29%      0.24%      0.19%      0.25%     0.34%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)   $206,149   $188,234   $156,051   $127,017   $133,877   $94,081
-----------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--99.3%
--------------------------------------------------------------------------------
                OHIO--99.3%
                ----------------------------------------------------------------
$   600,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting     $    600,000
                Nurses)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  2,535,000     Ashland County, OH Health Care Weekly VRDNs (Brethren Care,           2,535,000
                Inc.)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A.         5,875,000
                LOC)
                ----------------------------------------------------------------
  1,500,000     Belmont County, OH, Water System Improvement, 3.89% BANs,             1,500,550
                12/19/1996
                ----------------------------------------------------------------
  2,550,000     Berea, OH, Various Purpose, 4.10% BANs, 10/23/1997                    2,555,969
                ----------------------------------------------------------------
  3,894,000     Bowling Green, OH, 3.80% BANs, 12/5/1996                              3,894,244
                ----------------------------------------------------------------
  5,500,000     Brecksville-Broadview Heights CSD, OH, (Series 1996), 3.90%           5,503,910
                BANs, 1/17/1997


                ----------------------------------------------------------------
  1,040,000     Canfield, OH Local School District, (Series 1996), 4.50% BANs,        1,043,666
                10/2/1997
                ----------------------------------------------------------------
  1,500,000     Cleveland Heights, OH, (Series 1996), 4.10% BANs, 8/28/1997           1,501,775
                ----------------------------------------------------------------
  1,800,000     Clinton County, OH Hospital Authority Weekly VRDNs (Clinton           1,800,000
                Memorial Hospital)/(National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,905,000     Columbiana County, OH, Industrial Development Revenue Bonds           1,905,000
                Weekly VRDNs (C & S Land Company Project)/(Bank One, Youngstown,
                N.A. LOC)
                ----------------------------------------------------------------
    800,000     Cuyahoga County, OH Hospital Authority Daily VRDNs (University          800,000
                Hospitals Health System, Inc.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo
                LOC)
                ----------------------------------------------------------------
  3,600,000     Cuyahoga County, OH Hospital Authority Weekly VRDNs (St. Lukes        3,600,000
                Hospital)/(First National Bank of Chicago LOC)
                ----------------------------------------------------------------
    700,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection League          700,000
                (Cuyahoga County))/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,650,000     Cuyahoga County, OH IDA Weekly VRDNs (East Park Community,         $  1,650,000
                Inc.)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
    525,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel Service,        525,000
                Inc.)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
    690,000     Cuyahoga County, OH IDA Weekly VRDNs (Parma-Commerce Parkway            690,000
                West)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,050,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing           1,050,000
                Corp.)/(National City Bank, Kentucky LOC)
                ----------------------------------------------------------------
  1,945,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs (Avalon      1,945,000
                Precision Casting Co. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  2,000,000     Dayton, OH Department of Aviation, (Series 1996), 4.50% BANs,         2,003,840
                3/25/1997
                ----------------------------------------------------------------


  1,635,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves,      1,635,000
                Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  3,300,000     Elyria, OH, Various Purpose Improvement Notes, (Series 1996-2),       3,305,694
                4.20% BANs, 9/25/1997
                ----------------------------------------------------------------
  7,800,000     Franklin County, OH Hospital Facility Authority Weekly VRDNs          7,800,000
                (Riverside United Methodist Hospital)/(National City Bank,
                Cleveland, OH LOC)
                ----------------------------------------------------------------
  3,620,000     Franklin County, OH Hospital Facility Authority, (Series 1992)        3,620,000
                Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank, Cincinnati
                LOC)
                ----------------------------------------------------------------
  4,500,000     Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/(PNC          4,500,000
                Bank, Ohio, N.A. LOC)
                ----------------------------------------------------------------
  3,055,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/         3,055,000
                (Fifth Third Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  3,490,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon           3,490,000
                L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)
                ----------------------------------------------------------------
  4,900,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB (Series          4,900,000
                1996A) Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank,
                Columbus, OH LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 2,100,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB (Series       $  2,100,000
                1996B) Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank,
                Columbus, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Franklin County, OH IDA, IDRB Weekly VRDNs (Tigerpoly                 2,000,000
                Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
                ----------------------------------------------------------------
  2,090,000     Franklin County, OH, Adjustable Rate Demand Economic Development      2,090,000
                Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM
                Investments)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,440,000     Franklin, OH County of, Health Care Facilities Revenue Bonds          1,440,000
                (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third
                Bancorp LOC)
                ----------------------------------------------------------------
  1,300,000     Gates Mills Village, OH, Water System Improvement Notes, 3.70%        1,300,496
                BANs, 3/26/1997
                ----------------------------------------------------------------


  1,400,000     Green City, OH, Park Improvement General Ltd Tax Notes,               1,401,811
                4.35% BANs, 2/7/1997
                ----------------------------------------------------------------
  2,000,000     Hamilton County, OH Health System Weekly VRDNs (West Park             2,000,000
                Community)/(Fifth Third Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  1,725,000     Hancock County, OH, (Series A), 4.50% BANs, 9/19/1997                 1,732,305
                ----------------------------------------------------------------
  2,000,000     Hancock County, OH, 4.27% BANs, 11/22/1996                            2,000,637
                ----------------------------------------------------------------
  4,400,000     Hancock County, OH, Various Purpose, 3.81% BANs, 11/22/1996           4,400,731
                ----------------------------------------------------------------
  2,900,000     Highland Heights City, OH, Various Purpose, 3.89% BANs,               2,900,696
                12/19/1996
                ----------------------------------------------------------------
  4,000,000     Hilliard, OH, Adjustable Rate IDRB (Series 1996) Weekly VRDNs         4,000,000
                (Medex, Inc.)/(Bank One, Columbus, N.A. LOC)
                ----------------------------------------------------------------
  2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/              2,000,000
                (Rabobank Nederland, Utrecht LOC)
                ----------------------------------------------------------------
  1,970,000     Holmes County, OH, Sanitary Sewer System Improvement Notes,           1,972,604
                4.25% BANs, 5/21/1997
                ----------------------------------------------------------------
  1,230,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike,        1,230,000
                Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,300,000     Kent, OH, Adjustable Rate IDRB (Series 1994) Weekly VRDNs          $  1,300,000
                (Raven's Metal Products, Inc. Project)/(First National Bank of
                Ohio, Akron LOC)
                ----------------------------------------------------------------
  3,300,000     Lake County, OH, Adjustable Rate IDRB (Series 1996) Weekly VRDNs      3,300,000
                (Apsco Properties, LTD.)/(First National Bank of Ohio, Akron
                LOC)
                ----------------------------------------------------------------
  2,560,000     Lake County, OH, Hospital Improvement Bonds, 7.875% Bonds             2,628,820
                (United States Treasury PRF), 1/1/1997 (@102)
                ----------------------------------------------------------------
  2,815,000     Lake County, OH, Hospital Improvement Bonds, 8.00% Bonds (United      2,891,244
                States Treasury PRF), 1/1/1997 (@102)
                ----------------------------------------------------------------
  3,000,000     Lorain County, OH, 4.40% BANs, 9/19/1997                              3,010,164
                ----------------------------------------------------------------
  2,885,000     Lorain County, OH, Health Facilities Revenue Bonds (Series            2,885,000
                1992A) Weekly VRDNs (Elyria United Methodist Home)/(Fifth Third


                Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  4,385,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer        4,385,000
                Great Lakes Ltd., Inc.)/(Bank One, Cleveland, N.A. LOC)
                ----------------------------------------------------------------
  1,240,000     Lorain Port Authority, OH, Adjustable Rate Demand Port                1,240,000
                Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs
                (Spitzer Project)/(Bank One, Cleveland, N.A. LOC)
                ----------------------------------------------------------------
  1,200,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/(KeyBank, N.A.      1,200,000
                LOC)
                ----------------------------------------------------------------
  2,000,000     Lucas County, OH IDA, (Series 1991) Weekly VRDNs (Ohio Citizens       2,000,000
                Bank)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  1,775,000     Lucas County, OH, Hospital Facility Improvement Revenue Bonds         1,775,000
                (Series 93) Weekly VRDNs (Lott Industries, Inc.)/(National City
                Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
    270,000     Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs             270,000
                (Sunshine Children's Home)/(National City Bank, Cleveland, OH
                LOC)
                ----------------------------------------------------------------
  8,000,000     Lucas County, OH, Hospital Refunding Revenue Bonds Weekly VRDNs       8,000,000
                (Riverside Hospital, OH)/(Huntington National Bank, Columbus, OH
                LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 2,000,000     Lucas County, OH, Metropolitan Sewer & Water District              $  2,000,639
                Improvement Notes (Series 1995), 4.25% BANs, 11/28/1996
                ----------------------------------------------------------------
  5,300,000     Lucas County, OH, Sewer Improvement, 4.25% BANs, 10/28/1997           5,316,093
                ----------------------------------------------------------------
  5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs (International       5,325,000
                Towers, Inc.)/(PNC Bank, N.A. LOC)
                ----------------------------------------------------------------
  6,745,000     Mahoning County, OH, Housing Revenue Bonds (Series 1995) Weekly       6,745,000
                VRDNs (Copeland Oaks Project)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
    850,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products,               850,000
                Inc.)/(Bank One, Columbus, N.A. LOC)
                ----------------------------------------------------------------
    870,000     Mayfield, OH City School District, 4.00% BANs, 4/24/1997                870,798
                ----------------------------------------------------------------
  3,750,000     Medina County, OH, 4.50% BANs, 8/28/1997                              3,766,288
                ----------------------------------------------------------------


  7,000,000     Montgomery County, OH Health Facilities Authority, (Series 1995)      7,000,000
                Weekly VRDNs (Sisters of Charity Health Care System)/(Toronto-
                Dominion Bank LIQ)
                ----------------------------------------------------------------
  1,970,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited                 1,970,000
                Partnership)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Muskingum County, OH, County Building Improvement (Series 1996),      2,001,626
                3.75% BANs, 3/4/1997
                ----------------------------------------------------------------
    345,000     North Olmsted, OH IDA Weekly VRDNs (Bryant & Stratton)/(KeyBank,        345,000
                N.A. LOC)
                ----------------------------------------------------------------
    915,000     North Olmsted, OH IDA, 4.00% TOBs (Therm-All)/(National City            915,000
                Bank, Cleveland, OH LOC), Optional Tender 2/1/1997
                ----------------------------------------------------------------
  2,035,000     Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A. LOC)       2,035,000
                ----------------------------------------------------------------
  7,235,000     Ohio HFA, 3.80% TOBs (Lincoln Park Associates)/(Comerica Bank,        7,235,000
                Detroit, MI LOC), Optional Tender 11/1/1996
                ----------------------------------------------------------------
  8,500,000     Ohio HFA, Residential Mortgage Revenue Convertible (1996 Series       8,500,000
                A-3), 3.40% TOBs (AIG Funding, Inc. INV), Mandatory Tender
                3/3/1997
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 7,700,000     Ohio HFA, Single Family Mortgage (Series PT-71) Weekly VRDNs       $  7,700,000
                (GNMA COL)/(Commerzbank AG, Frankfurt LIQ)
                ----------------------------------------------------------------
  9,510,000 (b) Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly VRDNs           9,510,000
                (GNMA COL)/(Bank of New York, New York LIQ)
                ----------------------------------------------------------------
  8,800,000 (b) Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly VRDNs          8,800,000
                (Bank of New York, New York LIQ)/(GNMA LOC)
                ----------------------------------------------------------------
  1,000,000     Ohio School Districts, 1996 Cash Flow Borrowing Program               1,001,172
                Certificates of Participation, 4.53% RANs, 12/31/1996
                ----------------------------------------------------------------
  3,000,000     Ohio School Districts, 1996 Cash Flow Borrowing Program               3,010,083
                Certificates of Participation, 4.53% RANs, 6/30/1997
                ----------------------------------------------------------------
  3,800,000     Ohio State Air Quality Development Authority, (Series 1998A)          3,800,000
                Weekly VRDNs (PPG Industries, Inc.)
                ----------------------------------------------------------------


  4,000,000     Ohio State Air Quality Development Authority, Revenue Bonds           4,000,000
                (Series B) Daily VRDNs (Cincinnati Gas and Electric Co.)/ (J.P.
                Morgan Delaware, Wilmington LOC)
                ----------------------------------------------------------------
  1,880,000     Ohio State Higher Education Facility, Revenue Bonds Weekly VRDNs      1,880,000
                (Notre Dame College Project)/(National City Bank, Cleveland, OH
                LOC)
                ----------------------------------------------------------------
  1,000,000     Ohio State Water Development Authority Weekly VRDNs (PPG              1,000,000
                Industries, Inc.)
                ----------------------------------------------------------------
  2,500,000     Ohio State Water Development Authority, Multimodal Water              2,500,000
                Development (Series 1993) Weekly VRDNs (Timken Co.)/(Wachovia
                Bank of Georgia N.A., Atlanta LOC)
                ----------------------------------------------------------------
  3,000,000     Ohio State Water Development Authority, Ohio PCR Bonds (Series        3,000,000
                1989) Weekly VRDNs (Duquesne Light Power Co.)/(Barclays Bank
                PLC, London LOC)
                ----------------------------------------------------------------
  3,500,000     Ohio State Water Development Authority, Pollution Control             3,500,000
                Facilities Revenue Bonds, 3.80% TOBs (Union Bank of Switzerland,
                Zurich LOC), Optional Tender 5/1/1997
                ----------------------------------------------------------------
    600,000     Ohio State Weekly VRDNs (John Carroll University, OH)/ (PNC             600,000
                Bank, N.A. LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,320,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,         $  1,320,000
                Inc.)/ (National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,400,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic                 1,400,000
                Corporation)/(National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,250,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours, Inc.)/       1,250,000
                (National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Ottawa County, OH, Regional Water System Notes, 3.98% BANs,           2,001,927
                4/9/1997
                ----------------------------------------------------------------
  1,000,000     Perry Local School District, OH, UT GO Bonds, 3.75% Bonds (Bank       1,000,000
                One, Cleveland, N.A. LOC), 12/1/1996
                ----------------------------------------------------------------
    135,000     Portage County, OH IDA Weekly VRDNs (D & W Associates)/ (Bank           135,000
                One, Akron, N.A. LOC)
                ----------------------------------------------------------------


    370,000     Portage County, OH IDA, 4.00% TOBs (Neidlinger)/(KeyBank, N.A.          370,000
                LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------
  4,300,000     Portage County, OH IDA, Adjustable Rate IDRB (Series 1996)            4,300,000
                Weekly VRDNs (Barnette Project)/(National City, Northeast LOC)
                ----------------------------------------------------------------
    900,000     Portage County, OH IDA, Industries Revenue Bonds Weekly VRDNs           900,000
                (Lovejoy Industries)/(Star Bank, N.A., Cincinnati LOC)
                ----------------------------------------------------------------
  5,700,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly                 5,700,000
                VRDNs(Rickenbacker Holdings, Inc.)/(Bank One, Columbus, N.A.
                LOC)
                ----------------------------------------------------------------
  1,800,000     Seneca County, OH Hospital Facility Authority Weekly VRDNs (St.       1,800,000
                Francis Home)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  3,890,000     Shaker Heights, OH, 4.25% BANs, 10/17/1997                            3,906,151
                ----------------------------------------------------------------
    800,000     Sharonville, OH, IDR Weekly VRDNs (Xtek, Inc.)/(Fifth Third             800,000
                Bank, Cincinnati LOC)
                ----------------------------------------------------------------
    560,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank, N.A.         560,000
                LOC)
                ----------------------------------------------------------------
  2,000,000     Solon, OH, IDRB (Series 1995) Weekly VRDNs (Cleveland Twist           2,000,000
                Drill Company)/(NationsBank, South LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,200,000     Stark County, OH IDR Weekly VRDNs (KeyBank, N.A. LOC)              $  1,200,000
                ----------------------------------------------------------------
  2,300,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs (Wilk of             2,300,000
                Morris)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,300,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs                 1,300,000
                (Foundations Systems and Anchors, Inc. Project)/(Bank One,
                Akron, N.A. LOC)
                ----------------------------------------------------------------
  5,300,000     Stark County, OH IDR, IDRB (Series 1995) Weekly VRDNs (Gramac         5,300,000
                Project, OH)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,340,000     Stow, OH, GO LT Various Purpose Refunding, 4.25% BANs,                1,341,037
                12/20/1996
                ----------------------------------------------------------------
  1,285,000     Strongsville, OH, IDRB (Series 1994) Weekly VRDNs (Nutro              1,285,000
                Machinery Corp., Project)/(Huntington National Bank, Columbus,
                OH LOC)


                ----------------------------------------------------------------
  2,700,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited               2,700,000
                Partnership)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs (Harry London       4,500,000
                Candies, Inc. )/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
    725,000     Summit County, OH IDR, 3.80% TOBs (Bechmer-Boyce                        725,000
                Project)/(KeyBank, N.A. LOC), Optional Tender 1/15/1997
                ----------------------------------------------------------------
    875,000     Summit County, OH IDR, 3.80% TOBs (S.D. Meyers, Inc.)/(Bank One,        875,000
                Akron, N.A. LOC), Optional Tender 2/15/1997
                ----------------------------------------------------------------
  1,075,000     Summit County, OH IDR, 3.85% TOBs (Rogers Industrial Products,        1,075,000
                Inc.)/(Bank One, Akron, N.A. LOC), Optional Tender 11/1/1996
                ----------------------------------------------------------------
    355,000     Summit County, OH IDR, 4.00% TOBs (Keltec Industries)/(Bank One,        355,000
                Akron, N.A. LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------
  1,140,000     Summit County, OH IDR, 4.00% TOBs (Matech Machine Tool Co.)/          1,140,000
                (Bank One, Akron, N.A. LOC), Optional Tender 2/1/1997
                ----------------------------------------------------------------
    760,000     Summit County, OH IDR, 4.00% TOBs (Universal Rack)/(National            760,000
                City Bank, Cleveland, OH LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,700,000     Summit County, OH IDR, Adjustable Rate IDRB (Series 1996) Weekly   $  1,700,000
                VRDNs (Fomo Products, Inc.)/(First National Bank of Ohio, Akron
                LOC)
                ----------------------------------------------------------------
    920,000     Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs (Austin         920,000
                Printing Co., Inc.)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
  2,890,000     Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs (Harry        2,890,000
                London Candies, Inc.)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
  1,000,000     Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs (Cardtech      1,000,000
                Project (OH))/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,485,000     Summit County, OH IDR, Industrial Development Bonds (Series           1,485,000
                1996) Weekly VRDNs (Creative Screen Print Project)/(National
                City, Northeast LOC)
                ----------------------------------------------------------------
  1,450,000     Summit County, OH IDR, Multi-Mode Variable Rate I Weekly VRDNs        1,450,000


                (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa      1,000,000
                Corp.)/(Bayerische Vereinsbank AG, Munich LOC)
                ----------------------------------------------------------------
  2,500,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs (McSonald         2,500,000
                Steel Corp.)/(PNC Bank, N.A. LOC)
                ----------------------------------------------------------------
  1,330,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)            1,330,000
                Weekly VRDNs (Churchill Downs, Inc.)/(Bank One, Columbus, N.A.
                LOC)
                ----------------------------------------------------------------
  1,750,000     Trumbull County, OH, Correctional Facilities GO LT Notes, 1996        1,751,995
                Renewal, 4.07% BANs, 4/10/1997
                ----------------------------------------------------------------
  1,200,000     Tuscarawas County, OH, Adjustable Rate IDRB (Series 1995) Weekly      1,200,000
                VRDNs (Primary Packaging, Inc.)/(First National Bank of Ohio,
                Akron LOC)
                ----------------------------------------------------------------
  3,254,624     Union Local School District, OH, Classroom Facilities Voted UT        3,263,171
                GO, 4.45% BANs, 4/15/1997
                ----------------------------------------------------------------
  3,800,000     Westlake, OH, IDR Weekly VRDNs (Kahal Limited Partnership)/           3,800,000
                (KeyBank, N.A. LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 2,650,000     Williams County, OH, Multi-Mode Variable Rate IDRB (Series 1996)
                Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank, N.A. LOC)   $  2,650,000
                ----------------------------------------------------------------
  1,120,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly
                VRDNs (Pine Ridge Shopping Center Company Project)/(Star Bank,
                N.A., Cincinnati LOC)                                                 1,120,000
                ----------------------------------------------------------------
  1,210,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly
                VRDNs (Pine Ridge Shopping Center Company Project)/(Star Bank,
                N.A., Cincinnati LOC)                                                 1,210,000
                ----------------------------------------------------------------
  1,400,000     Wood County, OH Weekly VRDNs (Principle Business Enterprises)/
                (National City Bank, Cleveland, OH LOC)                               1,400,000
                ----------------------------------------------------------------
  2,200,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/
                (Huntington National Bank, Columbus, OH LOC)                          2,200,000
                ----------------------------------------------------------------
  4,300,000     Youngstown, OH, Adjustable Rate Demand IDRB (Series 1996A)


                Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(Marine
                Midland Bank N.A., Buffalo, NY LOC)                                   4,300,000
                ----------------------------------------------------------------   ------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                           $336,085,136
                ----------------------------------------------------------------   ------------




At October 31, 1996, 49.9% of the total investments at market value were subject to alternative minimum tax.

(a) The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    At October 31, 1996, the portfolio securities were rated as follows:


TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


    FIRST TIER      SECOND TIER
    -----------     ------------
    98.1%           1.9%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $18,310,000 which represents 5.41% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($338,549,831) at October 31, 1996.

The following acronyms are used throughout this portfolio:


BANs  --Bond Anticipation Notes
COL   --Collateralized
CSD   --Central School District
EDRB  --Economic Development Revenue Bonds
GNMA  --Government National Mortgage Association
GO    --General Obligation
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDR   --Industrial Development Revenue
IDRB  --Industrial Development Revenue Bond
INV   --Investment Agreement
LIQ   --Liquidity Agreement
LOC   --Letter of Credit
LT    --Limited Tax
LTD   --Limited
PCR   --Pollution Control Revenue
PLC   --Public Limited Company
PRF   --Prerefunded
RANs  --Revenue Anticipation Notes
TOBs  --Tender Option Bonds
UT    --Unlimited Tax
VRDNs --Variable Rate Demand Notes




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $336,085,136
-------------------------------------------------------------------------------
Cash                                                                                    236,765
-------------------------------------------------------------------------------
Income receivable                                                                     2,777,561
-------------------------------------------------------------------------------
Receivable for shares sold                                                               11,287
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   339,110,749
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                              45,440
--------------------------------------------------------------------
Income distribution payable                                             315,778
--------------------------------------------------------------------
Accrued expenses                                                        199,700
--------------------------------------------------------------------   --------
     Total liabilities                                                                  560,918
-------------------------------------------------------------------------------    ------------
NET ASSETS for 338,549,831 shares outstanding                                      $338,549,831
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------


INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$59,721,012 / 59,721,012 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
CASH II SHARES:
-------------------------------------------------------------------------------
$206,148,774 / 206,148,774 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$72,680,045 / 72,680,045 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $11,230,260
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $1,183,374
---------------------------------------------------------------------
Administrative personnel and services fee                                   223,680
---------------------------------------------------------------------
Custodian fees                                                               45,066
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    216,497
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     4,758
---------------------------------------------------------------------
Auditing fees                                                                13,561
---------------------------------------------------------------------
Legal fees                                                                    5,183
---------------------------------------------------------------------
Portfolio accounting fees                                                    93,684
---------------------------------------------------------------------
Distribution services fee--Cash II Shares                                   611,752
---------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                      181,201
---------------------------------------------------------------------


Shareholder services fee--Cash II Shares                                    509,793
---------------------------------------------------------------------
Shareholder services fee--Institutional Shares                               48,568
---------------------------------------------------------------------
Share registration costs                                                     57,328
---------------------------------------------------------------------
Printing and postage                                                         19,665
---------------------------------------------------------------------
Insurance premiums                                                            5,429
---------------------------------------------------------------------    ----------
     Total expenses                                                       3,219,539
---------------------------------------------------------------------
Waivers
---------------------------------------------------------------------
  Waiver of investment advisory fee                         $(570,677)
---------------------------------------------------------
  Waiver of distribution services fee--Cash II Shares        (236,326)
---------------------------------------------------------
  Waiver of shareholder services fee--Institutional
     Service Shares                                           (91,783)
---------------------------------------------------------
  Waiver of shareholder services fee--Institutional
     Shares                                                   (48,568)
---------------------------------------------------------   ---------
     Total waivers                                                         (947,354)
---------------------------------------------------------------------    ----------
       Net expenses                                                                      2,272,185
-----------------------------------------------------------------------------------    -----------


          Net investment income                                                        $ 8,958,075
-----------------------------------------------------------------------------------    -----------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    YEAR ENDED OCTOBER 31,
                                                               ---------------------------------
                                                                    1996              1995
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                          $     8,958,075   $     8,010,653
-------------------------------------------------------------  ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------
Institutional Service Shares                                        (2,339,083)       (2,660,655)
-------------------------------------------------------------
Cash II Shares                                                      (5,962,329)       (5,349,998)
-------------------------------------------------------------
Institutional Shares                                                  (656,663)               --
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from distributions
     to shareholders                                                (8,958,075)       (8,010,653)
-------------------------------------------------------------  ---------------   ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------


Proceeds from sale of shares                                     1,408,349,215     1,275,288,208
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                            6,083,711         5,470,332
-------------------------------------------------------------
Cost of shares redeemed                                         (1,337,048,550)   (1,238,142,557)
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from share transactions         77,384,376        42,615,983
-------------------------------------------------------------  ---------------   ---------------
          Change in net assets                                      77,384,376        42,615,983
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                261,165,455       218,549,472
-------------------------------------------------------------  ---------------   ---------------
End of period                                                  $   338,549,831   $   261,165,455
-------------------------------------------------------------  ---------------   ---------------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares (effective March 5, 1996, the Fund's Institutional Shares changed to Institutional Service Shares), Cash II Shares and Institutional Shares (effective March 5, 1996, the Fund added Institutional Shares).

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some

OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1996 is as follows:


                       SECURITY                           ACQUISITION DATE    ACQUISITION COST
                       --------                           ----------------    ----------------
     Ohio HFA, Trust Receipts (Series 1996 FR/RI-6),
     (GNMA COL)                                              9/4/96            $9,510,000
     Ohio HFA, Trust Receipts (Series 1996 FR/RI-5),
     (GNMA LOC)                                              6/6/96             8,800,000




     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SERVICE SHARES                                            1996            1995
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          440,264,015     571,719,826
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                 226,623         277,721
-----------------------------------------------------------------
Shares redeemed                                                     (453,700,715)   (561,565,338)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional Service share
  transactions                                                       (13,210,077)     10,432,209
-----------------------------------------------------------------   ------------    ------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
CASH II SHARES                                                          1996            1995
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          681,930,901     703,568,382
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                               5,797,497       5,192,611
-----------------------------------------------------------------
Shares redeemed                                                     (669,813,991)   (676,577,219)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Cash II share transactions                17,914,407      32,183,774
-----------------------------------------------------------------   ------------    ------------



                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SHARES                                                   1996*            1995
-----------------------------------------------------------------   ------------    ------------
Shares sold                                                          286,154,299              --
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                  59,591              --
-----------------------------------------------------------------
Shares redeemed                                                     (213,533,844)             --
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional share transactions          72,680,046              --
-----------------------------------------------------------------   ------------    ------------
     Net change resulting from share transactions                     77,384,376      42,615,983
-----------------------------------------------------------------   ------------    ------------




* Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996

At October 31, 1996, capital paid-in aggregated $338,549,831.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Cash II Shares, annually, to compensate

OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $527,800,000 and $491,520,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 71.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.3% of total investments.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Ohio Municipal Cash Trust):



We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2, 14 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996

ADDRESSES
--------------------------------------------------------------------------------




Ohio Municipal Cash Trust
                Institutional Shares                        Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                        Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                       P.O. Box 8600
                Trust Company                               Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company      P.O. Box 8600
                                                            Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                         2100 One PPG Place
                                                            Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      OHIO MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SHARES


                                      PROSPECTUS



                                      A Portfolio of Federated Municipal Trust, an Open-End Management Investment Company


                                      Prospectus dated December 31, 1996



[LOGO] FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.



[LOGO]

Cusip 314229659
G00211-01-IS (12/96)







OHIO MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
(FORMERLY, INSTITUTIONAL SHARES)
PROSPECTUS


The Institutional Service Shares of Ohio Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Ohio municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Ohio, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.





THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                                               2

------------------------------------------------------



GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Ohio Municipal Securities                                                    5


  Investment Risks                                                             6


  Investment Limitations                                                       6



FUND INFORMATION                                                               7



------------------------------------------------------


  Management of the Fund                                                       7


  Distribution of Institutional Service Shares  8


  Administration of the Fund                                                   8



NET ASSET VALUE                                                                9

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9

------------------------------------------------------


HOW TO REDEEM SHARES                                                          10

------------------------------------------------------



ACCOUNT AND SHARE INFORMATION                                                 11

------------------------------------------------------


TAX INFORMATION                                                               12

------------------------------------------------------


  Federal Income Tax                                                          12


  State and Local Taxes                                                       12



OTHER CLASSES OF SHARES                                                       13

------------------------------------------------------


PERFORMANCE INFORMATION                                                       13

------------------------------------------------------




FINANCIAL HIGHLIGHTS--CASH II SHARES                                          14

------------------------------------------------------


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES 15

------------------------------------------------------


FINANCIAL STATEMENTS                                                          16

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS  34

------------------------------------------------------


ADDRESSES                                                                     35

------------------------------------------------------


SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------





                          INSTITUTIONAL SERVICE SHARES
                        (FORMERLY, INSTITUTIONAL SHARES)
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)......      None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..............................................      None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)..............................................      None
Redemption Fee (as a percentage of amount redeemed, if applicable).................      None
Exchange Fee.......................................................................      None

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fee (after waiver)(1)...................................................     0.22%
12b-1 Fee..........................................................................      None
Total Other Expenses...............................................................     0.35%
  Shareholder Services Fee (after waiver)(2)..............................    0.12%
       Total Operating Expenses(3).................................................     0.57%




(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 0.88% absent the voluntary waivers of portions of the management fee and shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                                                     1 year   3 years   5 years   10 years
-------                                                     ------   -------   -------   --------
You would pay the following expenses on a $1,000
  investment assuming (1) 5% annual return and (2)
  redemption at the end of each time period...............    $6       $18       $32       $ 71




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
(FORMERLY, INSTITUTIONAL SHARES)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.


                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                              1996       1995       1994       1993       1992      1991(a)
                                             ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                        0.03       0.04       0.02       0.02       0.03       0.02
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                      (0.03)     (0.04)     (0.02)     (0.02)     (0.03)     (0.02)
-----------------------------------------    ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------    ------     ------     ------     ------     ------     ------
TOTAL RETURN (b)                               3.27%      3.61%      2.41%      2.33%      3.21%      2.40%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                     0.57%      0.57%      0.55%      0.48%      0.46%      0.35%*
-----------------------------------------
  Net investment income                        3.23%      3.56%      2.36%      2.30%      3.10%      4.46%*
-----------------------------------------


  Expense waiver/reimbursement (c)             0.31%      0.29%      0.07%      0.19%      0.25%      0.32%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)    $59,721    $72,931    $62,499    $81,748    $74,342    $44,771
-----------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established three classes of shares known as Institutional Service Shares, Cash II Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Ohio taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES




The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities ("Ohio Municipal Securities"). Examples of Ohio Municipal Securities include, but are not limited to:




     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals.


     See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Ohio Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Ohio Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.



DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.



The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Ohio Municipal Securities is subject to the federal alternative minimum tax.

OHIO MUNICIPAL SECURITIES

Ohio Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects,


schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Ohio Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Ohio Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Ohio Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Ohio Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Ohio Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Ohio Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these considerations, the Fund's concentration in Ohio Municipal Securities may entail a greater level of risk than other types of money market funds.



INVESTMENT LIMITATIONS


The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.



FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.



INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


     Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.




SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:





                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
    .15%              on the first $250 million
   .125%               on the next $250 million
    .10%               on the next $250 million
   .075%         on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Ohio Municipal Cash Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Ohio Municipal Cash Trust--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.



HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.




The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


As of December 2, 1996, MAHCO owned 27.17% and Panabco owned 34.33% of the Institutional Shares of the Fund. As of the same time, Parcol & Co. owned 46.06% of the Institutional Service Shares of the Fund and Gradison & Company, Inc. owned 77.16% of the Cash II Shares of the Fund. These companies may, for certain purposes, be deemed to control the Shares of the Fund and may be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES


Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


OHIO TAXES. Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of Ohio, or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which are exempt from state income tax under federal laws. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.



Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio, or its subdivisions which is exempt from federal income tax or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which is included in federal taxable income and which is exempt from state income tax under federal laws.





Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio laws to levy a tax on intangible income).


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers two other classes of shares called Cash II Shares and Institutional Shares. Cash II Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period. Institutional Shares are sold at net asset value primarily to financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.


All classes are subject to certain of the same expenses.

Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees. Institutional Shares are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions.


It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--CASH II SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.


                                                                 YEAR ENDED OCTOBER 31,
                                             --------------------------------------------------------------
                                              1996       1995       1994       1993       1992      1991(a)
                                             ------     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
  Net investment income                        0.03       0.03       0.02       0.02       0.03       0.02
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
  Distributions from net investment
  income                                      (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.02)
-----------------------------------------    ------     ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD               $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-----------------------------------------    ------     ------     ------     ------     ------     ------
TOTAL RETURN (b)                               2.96%      3.30%      2.10%      2.02%      2.90%      2.27%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
  Expenses                                     0.87%      0.87%      0.85%      0.78%      0.76%      0.63%*
-----------------------------------------
  Net investment income                        2.92%      3.25%      2.09%      2.01%      2.86%      4.18%*
-----------------------------------------


  Expense waiver/reimbursement (c)             0.31%      0.29%      0.24%      0.19%      0.25%      0.34%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
  Net assets, end of period (000 omitted)   $206,149   $188,234   $156,051   $127,017   $133,877   $94,081
-----------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from April 22, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 34.


                                                                            PERIOD ENDED
                                                                             OCTOBER 31,
                                                                               1996(a)
                                                                            -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $  1.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                           0.02
------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                       (0.02)
------------------------------------------------------------------------     ---------
NET ASSET VALUE, END OF PERIOD                                                 $  1.00
------------------------------------------------------------------------     ---------
TOTAL RETURN (b)                                                                  2.22%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                        0.37%*
------------------------------------------------------------------------
  Net investment income                                                           3.38%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.51%*


------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $72,680
------------------------------------------------------------------------




* Computed on an annualized basis.

(a) Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--99.3%
--------------------------------------------------------------------------------
                OHIO--99.3%
                ----------------------------------------------------------------
$   600,000     Akron, Bath & Copley, OH Joint Township Weekly VRDNs               $    600,000
                (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  2,535,000     Ashland County, OH Health Care Weekly VRDNs (Brethren Care,           2,535,000
                Inc.)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  5,875,000     Belmont County, OH Weekly VRDNs (Lesco, Inc.)/                        5,875,000
                (PNC Bank, N.A. LOC)
                ----------------------------------------------------------------
  1,500,000     Belmont County, OH, Water System Improvement,                         1,500,550
                3.89% BANs, 12/19/1996
                ----------------------------------------------------------------
  2,550,000     Berea, OH, Various Purpose, 4.10% BANs, 10/23/1997                    2,555,969
                ----------------------------------------------------------------
  3,894,000     Bowling Green, OH, 3.80% BANs, 12/5/1996                              3,894,244
                ----------------------------------------------------------------
  5,500,000     Brecksville-Broadview Heights CSD, OH, (Series 1996),                 5,503,910
                3.90% BANs, 1/17/1997


                ----------------------------------------------------------------
  1,040,000     Canfield, OH Local School District, (Series 1996),                    1,043,666
                4.50% BANs, 10/2/1997
                ----------------------------------------------------------------
  1,500,000     Cleveland Heights, OH, (Series 1996), 4.10% BANs, 8/28/1997           1,501,775
                ----------------------------------------------------------------
  1,800,000     Clinton County, OH Hospital Authority Weekly VRDNs (Clinton           1,800,000
                Memorial Hospital)/(National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,905,000     Columbiana County, OH, Industrial Development Revenue Bonds           1,905,000
                Weekly VRDNs (C & S Land Company Project)/(Bank One, Youngstown,
                N.A. LOC)
                ----------------------------------------------------------------
    800,000     Cuyahoga County, OH Hospital Authority Daily VRDNs (University          800,000
                Hospitals Health System, Inc.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo
                LOC)
                ----------------------------------------------------------------
  3,600,000     Cuyahoga County, OH Hospital Authority Weekly VRDNs                   3,600,000
                (St. Lukes Hospital)/(First National Bank of Chicago LOC)
                ----------------------------------------------------------------
    700,000     Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection League          700,000
                (Cuyahoga County))/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,650,000     Cuyahoga County, OH IDA Weekly VRDNs                               $  1,650,000
                (East Park Community, Inc.)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
    525,000     Cuyahoga County, OH IDA Weekly VRDNs (Interstate Diesel Service,        525,000
                Inc.)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
    690,000     Cuyahoga County, OH IDA Weekly VRDNs (Parma-Commerce Parkway            690,000
                West)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,050,000     Cuyahoga County, OH IDA Weekly VRDNs (Premier Manufacturing           1,050,000
                Corp.)/(National City Bank, Kentucky LOC)
                ----------------------------------------------------------------
  1,945,000     Cuyahoga County, OH IDA, IDRB (Series 1995) Weekly VRDNs (Avalon      1,945,000
                Precision Casting Co. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  2,000,000     Dayton, OH Department of Aviation, (Series 1996), 4.50% BANs,         2,003,840
                3/25/1997
                ----------------------------------------------------------------


  1,635,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs                  1,635,000
                (Air Waves, Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  3,300,000     Elyria, OH, Various Purpose Improvement Notes, (Series 1996-2),       3,305,694
                4.20% BANs, 9/25/1997
                ----------------------------------------------------------------
  7,800,000     Franklin County, OH Hospital Facility Authority Weekly VRDNs          7,800,000
                (Riverside United Methodist Hospital)/(National City Bank,
                Cleveland, OH LOC)
                ----------------------------------------------------------------
  3,620,000     Franklin County, OH Hospital Facility Authority, (Series 1992)        3,620,000
                Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank, Cincinnati
                LOC)
                ----------------------------------------------------------------
  4,500,000     Franklin County, OH IDA Weekly VRDNs (Heekin Can, Inc.)/              4,500,000
                (PNC Bank, Ohio, N.A. LOC)
                ----------------------------------------------------------------
  3,055,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/         3,055,000
                (Fifth Third Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  3,490,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon           3,490,000
                L.L.C. Project)/(Norwest Bank Minnesota, Minneapolis LOC)
                ----------------------------------------------------------------
  4,900,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB (Series          4,900,000
                1996A) Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank,
                Columbus, OH LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 2,100,000     Franklin County, OH IDA, Adjustable Rate Demand IDRB (Series       $  2,100,000
                1996B) Weekly VRDNs (Carams, Ltd.)/
                (Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Franklin County, OH IDA, IDRB Weekly VRDNs (Tigerpoly                 2,000,000
                Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
                ----------------------------------------------------------------
  2,090,000     Franklin County, OH, Adjustable Rate Demand Economic Development      2,090,000
                Revenue Refunding Bonds (Series 1996) Weekly VRDNs (CPM
                Investments)/(Huntington National Bank,
                Columbus, OH LOC)
                ----------------------------------------------------------------
  1,440,000     Franklin, OH County of, Health Care Facilities Revenue Bonds          1,440,000
                (Series 1994) Weekly VRDNs (Wesley Glenn, Inc.)/
                (Fifth Third Bancorp LOC)
                ----------------------------------------------------------------
  1,300,000     Gates Mills Village, OH, Water System Improvement Notes, 3.70%        1,300,496
                BANs, 3/26/1997


                ----------------------------------------------------------------
  1,400,000     Green City, OH, Park Improvement General Ltd Tax Notes,               1,401,811
                4.35% BANs, 2/7/1997
                ----------------------------------------------------------------
  2,000,000     Hamilton County, OH Health System Weekly VRDNs (West Park             2,000,000
                Community)/(Fifth Third Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  1,725,000     Hancock County, OH, (Series A), 4.50% BANs, 9/19/1997                 1,732,305
                ----------------------------------------------------------------
  2,000,000     Hancock County, OH, 4.27% BANs, 11/22/1996                            2,000,637
                ----------------------------------------------------------------
  4,400,000     Hancock County, OH, Various Purpose, 3.81% BANs, 11/22/1996           4,400,731
                ----------------------------------------------------------------
  2,900,000     Highland Heights City, OH, Various Purpose, 3.89% BANs,               2,900,696
                12/19/1996
                ----------------------------------------------------------------
  4,000,000     Hilliard, OH, Adjustable Rate IDRB (Series 1996) Weekly VRDNs         4,000,000
                (Medex, Inc.)/(Bank One, Columbus, N.A. LOC)
                ----------------------------------------------------------------
  2,000,000     Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/              2,000,000
                (Rabobank Nederland, Utrecht LOC)
                ----------------------------------------------------------------
  1,970,000     Holmes County, OH, Sanitary Sewer System Improvement Notes,           1,972,604
                4.25% BANs, 5/21/1997
                ----------------------------------------------------------------
  1,230,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs                    1,230,000
                (Lasermike, Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,300,000     Kent, OH, Adjustable Rate IDRB (Series 1994) Weekly VRDNs          $  1,300,000
                (Raven's Metal Products, Inc. Project)/(First National Bank of
                Ohio, Akron LOC)
                ----------------------------------------------------------------
  3,300,000     Lake County, OH, Adjustable Rate IDRB (Series 1996) Weekly VRDNs      3,300,000
                (Apsco Properties, LTD.)/(First National Bank of Ohio, Akron
                LOC)
                ----------------------------------------------------------------
  2,560,000     Lake County, OH, Hospital Improvement Bonds, 7.875% Bonds             2,628,820
                (United States Treasury PRF), 1/1/1997 (@102)
                ----------------------------------------------------------------
  2,815,000     Lake County, OH, Hospital Improvement Bonds, 8.00% Bonds              2,891,244
                (United States Treasury PRF), 1/1/1997 (@102)
                ----------------------------------------------------------------
  3,000,000     Lorain County, OH, 4.40% BANs, 9/19/1997                              3,010,164
                ----------------------------------------------------------------
  2,885,000     Lorain County, OH, Health Facilities Revenue Bonds (Series            2,885,000
                1992A) Weekly VRDNs (Elyria United Methodist Home)/(Fifth Third


                Bank, Cincinnati LOC)
                ----------------------------------------------------------------
  4,385,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer        4,385,000
                Great Lakes Ltd., Inc.)/(Bank One, Cleveland, N.A. LOC)
                ----------------------------------------------------------------
  1,240,000     Lorain Port Authority, OH, Adjustable Rate Demand Port                1,240,000
                Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs
                (Spitzer Project)/(Bank One, Cleveland, N.A. LOC)
                ----------------------------------------------------------------
  1,200,000     Lucas County, OH IDA Weekly VRDNs (Kuhlman Corp.)/                    1,200,000
                (KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  2,000,000     Lucas County, OH IDA, (Series 1991) Weekly VRDNs (Ohio Citizens       2,000,000
                Bank)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  1,775,000     Lucas County, OH, Hospital Facility Improvement Revenue Bonds         1,775,000
                (Series 93) Weekly VRDNs (Lott Industries, Inc.)/(National City
                Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
    270,000     Lucas County, OH, Hospital Improvement Revenue Weekly                   270,000
                VRDNs (Sunshine Children's Home)/(National City Bank,
                Cleveland, OH LOC)
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 8,000,000     Lucas County, OH, Hospital Refunding Revenue Bonds Weekly VRDNs    $  8,000,000
                (Riverside Hospital, OH)/(Huntington National Bank, Columbus, OH
                LOC)
                ----------------------------------------------------------------
  2,000,000     Lucas County, OH, Metropolitan Sewer & Water District                 2,000,639
                Improvement Notes (Series 1995), 4.25% BANs, 11/28/1996
                ----------------------------------------------------------------
  5,300,000     Lucas County, OH, Sewer Improvement, 4.25% BANs, 10/28/1997           5,316,093
                ----------------------------------------------------------------
  5,325,000     Mahoning County, OH Multifamily HFA Weekly VRDNs (International       5,325,000
                Towers, Inc.)/(PNC Bank, N.A. LOC)
                ----------------------------------------------------------------
  6,745,000     Mahoning County, OH, Housing Revenue Bonds (Series 1995) Weekly       6,745,000
                VRDNs (Copeland Oaks Project)/(Bank One,
                Akron, N.A. LOC)
                ----------------------------------------------------------------
    850,000     Mansfield, OH, IDR Weekly VRDNs (Designed Metal Products, Inc.)/        850,000
                (Bank One, Columbus, N.A. LOC)


                ----------------------------------------------------------------
    870,000     Mayfield, OH City School District, 4.00% BANs, 4/24/1997                870,798
                ----------------------------------------------------------------
  3,750,000     Medina County, OH, 4.50% BANs, 8/28/1997                              3,766,288
                ----------------------------------------------------------------
  7,000,000     Montgomery County, OH Health Facilities Authority, (Series 1995)      7,000,000
                Weekly VRDNs (Sisters of Charity Health Care System)/
                (Toronto-Dominion Bank LIQ)
                ----------------------------------------------------------------
  1,970,000     Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited                 1,970,000
                Partnership)/(Huntington National Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Muskingum County, OH, County Building Improvement                     2,001,626
                (Series 1996), 3.75% BANs, 3/4/1997
                ----------------------------------------------------------------
    345,000     North Olmsted, OH IDA Weekly VRDNs (Bryant & Stratton)/(KeyBank,        345,000
                N.A. LOC)
                ----------------------------------------------------------------
    915,000     North Olmsted, OH IDA, 4.00% TOBs (Therm-All)/(National City            915,000
                Bank, Cleveland, OH LOC), Optional Tender 2/1/1997
                ----------------------------------------------------------------
  2,035,000     Ohio HFA Weekly VRDNs (Westchester Village)/                          2,035,000
                (KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  7,235,000     Ohio HFA, 3.80% TOBs (Lincoln Park Associates)/                       7,235,000
                (Comerica Bank, Detroit, MI LOC), Optional Tender 11/1/1996
                ----------------------------------------------------------------




OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 8,500,000     Ohio HFA, Residential Mortgage Revenue Convertible                 $  8,500,000
                (1996 Series A-3), 3.40% TOBs (AIG Funding, Inc. INV),
                Mandatory Tender 3/3/1997
                ----------------------------------------------------------------
  7,700,000     Ohio HFA, Single Family Mortgage (Series PT-71) Weekly VRDNs          7,700,000
                (GNMA COL)/(Commerzbank AG, Frankfurt LIQ)
                ----------------------------------------------------------------
  9,510,000 (b) Ohio HFA, Trust Receipts (Series 1996 FR/RI-6) Weekly VRDNs           9,510,000
                (GNMA COL)/(Bank of New York, New York LIQ)
                ----------------------------------------------------------------
  8,800,000 (b) Ohio HFA, Trust Receipts, (Series 1996 FR/RI-5) Weekly VRDNs          8,800,000
                (Bank of New York, New York LIQ)/(GNMA LOC)
                ----------------------------------------------------------------
  1,000,000     Ohio School Districts, 1996 Cash Flow Borrowing Program               1,001,172
                Certificates of Participation, 4.53% RANs, 12/31/1996
                ----------------------------------------------------------------
  3,000,000     Ohio School Districts, 1996 Cash Flow Borrowing Program               3,010,083
                Certificates of Participation, 4.53% RANs, 6/30/1997


                ----------------------------------------------------------------
  3,800,000     Ohio State Air Quality Development Authority, (Series 1998A)          3,800,000
                Weekly VRDNs (PPG Industries, Inc.)
                ----------------------------------------------------------------
  4,000,000     Ohio State Air Quality Development Authority, Revenue Bonds           4,000,000
                (Series B) Daily VRDNs (Cincinnati Gas and Electric Co.)/ (J.P.
                Morgan Delaware, Wilmington LOC)
                ----------------------------------------------------------------
  1,880,000     Ohio State Higher Education Facility, Revenue Bonds Weekly            1,880,000
                VRDNs (Notre Dame College Project)/(National City Bank,
                Cleveland, OH LOC)
                ----------------------------------------------------------------
  1,000,000     Ohio State Water Development Authority Weekly VRDNs (PPG              1,000,000
                Industries, Inc.)
                ----------------------------------------------------------------
  2,500,000     Ohio State Water Development Authority, Multimodal Water              2,500,000
                Development (Series 1993) Weekly VRDNs (Timken Co.)/
                (Wachovia Bank of Georgia N.A., Atlanta LOC)
                ----------------------------------------------------------------
  3,000,000     Ohio State Water Development Authority, Ohio PCR Bonds (Series        3,000,000
                1989) Weekly VRDNs (Duquesne Light Power Co.)/
                (Barclays Bank PLC, London LOC)
                ----------------------------------------------------------------
  3,500,000     Ohio State Water Development Authority, Pollution Control             3,500,000
                Facilities Revenue Bonds, 3.80% TOBs (Union Bank of Switzerland,
                Zurich LOC), Optional Tender 5/1/1997
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$   600,000     Ohio State Weekly VRDNs (John Carroll University, OH)/ (PNC        $    600,000
                Bank, N.A. LOC)
                ----------------------------------------------------------------
  1,320,000     Ohio State, IDR (Series 1991) Weekly VRDNs (Standby Screw,            1,320,000
                Inc.)/ (National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,400,000     Ohio State, IDRB (Series 1994) Weekly VRDNs (Anomatic                 1,400,000
                Corporation)/(National City Bank, Columbus, OH LOC)
                ----------------------------------------------------------------
  1,250,000     Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours, Inc.)/       1,250,000
                (National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  2,000,000     Ottawa County, OH, Regional Water System Notes,                       2,001,927
                3.98% BANs, 4/9/1997
                ----------------------------------------------------------------
  1,000,000     Perry Local School District, OH, UT GO Bonds, 3.75% Bonds (Bank       1,000,000
                One, Cleveland, N.A. LOC), 12/1/1996
                ----------------------------------------------------------------


    135,000     Portage County, OH IDA Weekly VRDNs (D & W Associates)/ (Bank           135,000
                One, Akron, N.A. LOC)
                ----------------------------------------------------------------
    370,000     Portage County, OH IDA, 4.00% TOBs (Neidlinger)/                        370,000
                (KeyBank, N.A. LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------
  4,300,000     Portage County, OH IDA, Adjustable Rate IDRB (Series 1996)            4,300,000
                Weekly VRDNs (Barnette Project)/(National City, Northeast LOC)
                ----------------------------------------------------------------
    900,000     Portage County, OH IDA, Industries Revenue Bonds Weekly VRDNs           900,000
                (Lovejoy Industries)/(Star Bank, N.A., Cincinnati LOC)
                ----------------------------------------------------------------
  5,700,000     Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs           5,700,000
                (Rickenbacker Holdings, Inc.)/(Bank One, Columbus, N.A. LOC)
                ----------------------------------------------------------------
  1,800,000     Seneca County, OH Hospital Facility Authority Weekly VRDNs (St.       1,800,000
                Francis Home)/(National City Bank, Cleveland, OH LOC)
                ----------------------------------------------------------------
  3,890,000     Shaker Heights, OH, 4.25% BANs, 10/17/1997                            3,906,151
                ----------------------------------------------------------------
    800,000     Sharonville, OH, IDR Weekly VRDNs (Xtek, Inc.)/                         800,000
                (Fifth Third Bank, Cincinnati LOC)
                ----------------------------------------------------------------
    560,000     Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/                       560,000
                (KeyBank, N.A. LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 2,000,000     Solon, OH, IDRB (Series 1995) Weekly VRDNs                         $  2,000,000
                (Cleveland Twist Drill Company)/(NationsBank, South LOC)
                ----------------------------------------------------------------
  1,200,000     Stark County, OH IDR Weekly VRDNs (KeyBank, N.A. LOC)                 1,200,000
                ----------------------------------------------------------------
  2,300,000     Stark County, OH IDR, (Series 1994) Weekly VRDNs                      2,300,000
                (Wilk of Morris)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,300,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs                 1,300,000
                (Foundations Systems and Anchors, Inc. Project)/(Bank One,
                Akron, N.A. LOC)
                ----------------------------------------------------------------
  5,300,000     Stark County, OH IDR, IDRB (Series 1995) Weekly VRDNs                 5,300,000
                (Gramac Project, OH)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,340,000     Stow, OH, GO LT Various Purpose Refunding, 4.25% BANs,                1,341,037
                12/20/1996
                ----------------------------------------------------------------


  1,285,000     Strongsville, OH, IDRB (Series 1994) Weekly VRDNs                     1,285,000
                (Nutro Machinery Corp., Project)/(Huntington National Bank,
                Columbus, OH LOC)
                ----------------------------------------------------------------
  2,700,000     Summit County, OH IDR Weekly VRDNs (Maison Aine Limited               2,700,000
                Partnership)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  4,500,000     Summit County, OH IDR, (Series 1994) Weekly VRDNs                     4,500,000
                (Harry London Candies, Inc. )/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
    725,000     Summit County, OH IDR, 3.80% TOBs (Bechmer-Boyce                        725,000
                Project)/(KeyBank, N.A. LOC), Optional Tender 1/15/1997
                ----------------------------------------------------------------
    875,000     Summit County, OH IDR, 3.80% TOBs (S.D. Meyers, Inc.)/                  875,000
                (Bank One, Akron, N.A. LOC), Optional Tender 2/15/1997
                ----------------------------------------------------------------
  1,075,000     Summit County, OH IDR, 3.85% TOBs (Rogers Industrial Products,        1,075,000
                Inc.)/(Bank One, Akron, N.A. LOC), Optional Tender 11/1/1996
                ----------------------------------------------------------------
    355,000     Summit County, OH IDR, 4.00% TOBs (Keltec Industries)/                  355,000
                (Bank One, Akron, N.A. LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------
  1,140,000     Summit County, OH IDR, 4.00% TOBs (Matech Machine Tool Co.)/          1,140,000
                (Bank One, Akron, N.A. LOC), Optional Tender 2/1/1997
                ----------------------------------------------------------------
    760,000     Summit County, OH IDR, 4.00% TOBs (Universal Rack)/(National            760,000
                City Bank, Cleveland, OH LOC), Optional Tender 3/1/1997
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 1,700,000     Summit County, OH IDR, Adjustable Rate IDRB (Series 1996) Weekly   $  1,700,000
                VRDNs (Fomo Products, Inc.)/(First National Bank of Ohio, Akron
                LOC)
                ----------------------------------------------------------------
    920,000     Summit County, OH IDR, Bonds (Series 1994) Weekly VRDNs (Austin         920,000
                Printing Co., Inc.)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
  2,890,000     Summit County, OH IDR, IDRB (Series 1994B) Weekly VRDNs (Harry        2,890,000
                London Candies, Inc.)/(Bank One, Akron, N.A. LOC)
                ----------------------------------------------------------------
  1,000,000     Summit County, OH IDR, IDRB (Series 1995) Weekly VRDNs (Cardtech      1,000,000
                Project (OH))/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,485,000     Summit County, OH IDR, Industrial Development Bonds                   1,485,000
                (Series 1996) Weekly VRDNs (Creative Screen Print Project)/
                (National City, Northeast LOC)
                ----------------------------------------------------------------
  1,450,000     Summit County, OH IDR, Multi-Mode Variable Rate I Weekly VRDNs        1,450,000


                (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)
                ----------------------------------------------------------------
  1,000,000     Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa      1,000,000
                Corp.)/(Bayerische Vereinsbank AG, Munich LOC)
                ----------------------------------------------------------------
  2,500,000     Trumbull County, OH IDA, (Series 1989) Weekly VRDNs                   2,500,000
                (McSonald Steel Corp.)/(PNC Bank, N.A. LOC)
                ----------------------------------------------------------------
  1,330,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994)            1,330,000
                Weekly VRDNs (Churchill Downs, Inc.)/(Bank One,
                Columbus, N.A. LOC)
                ----------------------------------------------------------------
  1,750,000     Trumbull County, OH, Correctional Facilities GO LT Notes, 1996        1,751,995
                Renewal, 4.07% BANs, 4/10/1997
                ----------------------------------------------------------------
  1,200,000     Tuscarawas County, OH, Adjustable Rate IDRB (Series 1995) Weekly      1,200,000
                VRDNs (Primary Packaging, Inc.)/(First National Bank of Ohio,
                Akron LOC)
                ----------------------------------------------------------------
  3,254,624     Union Local School District, OH, Classroom Facilities Voted UT        3,263,171
                GO, 4.45% BANs, 4/15/1997
                ----------------------------------------------------------------
  3,800,000     Westlake, OH, IDR Weekly VRDNs (Kahal Limited Partnership)/           3,800,000
                (KeyBank, N.A. LOC)
                ----------------------------------------------------------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                OHIO--CONTINUED
                ----------------------------------------------------------------
$ 2,650,000     Williams County, OH, Multi-Mode Variable Rate IDRB
                (Series 1996) Weekly VRDNs (Allied Moulded Products, Inc.)/
                (KeyBank, N.A. LOC)                                                $  2,650,000
                ----------------------------------------------------------------
  1,120,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A)
                Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                (Star Bank, N.A., Cincinnati LOC)                                     1,120,000
                ----------------------------------------------------------------
  1,210,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B)
                Weekly VRDNs (Pine Ridge Shopping Center Company Project)/
                (Star Bank, N.A., Cincinnati LOC)                                     1,210,000
                ----------------------------------------------------------------
  1,400,000     Wood County, OH Weekly VRDNs (Principle Business Enterprises)/
                (National City Bank, Cleveland, OH LOC)                               1,400,000
                ----------------------------------------------------------------
  2,200,000     Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/
                (Huntington National Bank, Columbus, OH LOC)                          2,200,000
                ----------------------------------------------------------------


  4,300,000     Youngstown, OH, Adjustable Rate Demand IDRB (Series 1996A)
                Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/
                (Marine Midland Bank N.A., Buffalo, NY LOC)                           4,300,000
                ----------------------------------------------------------------   ------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(c)                           $336,085,136
                ----------------------------------------------------------------   ------------




At October 31, 1996, 49.9% of the total investments at market value were subject to alternative minimum tax.

(a) The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

    At October 31, 1996, the portfolio securities were rated as follows:


TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


    FIRST TIER      SECOND TIER
    -----------     ------------
    98.1%           1.9%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $18,310,000 which represents 5.41% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($338,549,831) at October 31, 1996.

The following acronyms are used throughout this portfolio:


BANs  --Bond Anticipation Notes
COL   --Collateralized
CSD   --Central School District
EDRB  --Economic Development Revenue Bonds
GNMA  --Government National Mortgage Association
GO    --General Obligation
HFA   --Housing Finance Authority
IDA   --Industrial Development Authority
IDR   --Industrial Development Revenue
IDRB  --Industrial Development Revenue Bond
INV   --Investment Agreement
LIQ   --Liquidity Agreement
LOC   --Letter of Credit
LT    --Limited Tax
LTD   --Limited
PCR   --Pollution Control Revenue
PLC   --Public Limited Company
PRF   --Prerefunded
RANs  --Revenue Anticipation Notes
TOBs  --Tender Option Bonds
UT    --Unlimited Tax
VRDNs --Variable Rate Demand Notes




(See Notes which are an integral part of the Financial Statements)


OHIO MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $336,085,136
-------------------------------------------------------------------------------
Cash                                                                                    236,765
-------------------------------------------------------------------------------
Income receivable                                                                     2,777,561
-------------------------------------------------------------------------------
Receivable for shares sold                                                               11,287
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   339,110,749
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                            $ 45,440
--------------------------------------------------------------------
Income distribution payable                                             315,778
--------------------------------------------------------------------
Accrued expenses                                                        199,700
--------------------------------------------------------------------   --------
     Total liabilities                                                                  560,918
-------------------------------------------------------------------------------    ------------
NET ASSETS for 338,549,831 shares outstanding                                      $338,549,831
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------


INSTITUTIONAL SERVICE SHARES:
-------------------------------------------------------------------------------
$59,721,012 / 59,721,012 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------
CASH II SHARES:
-------------------------------------------------------------------------------
$206,148,774 / 206,148,774 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------
INSTITUTIONAL SHARES:
-------------------------------------------------------------------------------
$72,680,045 / 72,680,045 shares outstanding                                               $1.00
-------------------------------------------------------------------------------    ------------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $11,230,260
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                  $1,183,374
---------------------------------------------------------------------
Administrative personnel and services fee                                   223,680
---------------------------------------------------------------------
Custodian fees                                                               45,066
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                    216,497
---------------------------------------------------------------------
Directors'/Trustees' fees                                                     4,758
---------------------------------------------------------------------
Auditing fees                                                                13,561
---------------------------------------------------------------------
Legal fees                                                                    5,183
---------------------------------------------------------------------
Portfolio accounting fees                                                    93,684
---------------------------------------------------------------------
Distribution services fee -- Cash II Shares                                 611,752
---------------------------------------------------------------------
Shareholder services fee -- Institutional Service Shares                    181,201
---------------------------------------------------------------------


Shareholder services fee -- Cash II Shares                                  509,793
---------------------------------------------------------------------
Shareholder services fee -- Institutional Shares                             48,568
---------------------------------------------------------------------
Share registration costs                                                     57,328
---------------------------------------------------------------------
Printing and postage                                                         19,665
---------------------------------------------------------------------
Insurance premiums                                                            5,429
---------------------------------------------------------------------    ----------
     Total expenses                                                       3,219,539
---------------------------------------------------------------------
Waivers
---------------------------------------------------------------------
  Waiver of investment advisory fee                         $(570,677)
---------------------------------------------------------
  Waiver of distribution services fee -- Cash II Shares      (236,326)
---------------------------------------------------------
  Waiver of shareholder services fee -- Institutional
     Service Shares                                           (91,783)
---------------------------------------------------------
  Waiver of shareholder services fee -- Institutional
     Shares                                                   (48,568)
---------------------------------------------------------   ---------
     Total waivers                                                         (947,354)
---------------------------------------------------------------------    ----------
       Net expenses                                                                      2,272,185
-----------------------------------------------------------------------------------    -----------


          Net investment income                                                        $ 8,958,075
-----------------------------------------------------------------------------------    -----------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                    YEAR ENDED OCTOBER 31,
                                                               ---------------------------------
                                                                    1996              1995
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                          $     8,958,075   $     8,010,653
-------------------------------------------------------------  ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------
Institutional Service Shares                                        (2,339,083)       (2,660,655)
-------------------------------------------------------------
Cash II Shares                                                      (5,962,329)       (5,349,998)
-------------------------------------------------------------
Institutional Shares                                                  (656,663)               --
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from distributions
     to shareholders                                                (8,958,075)       (8,010,653)
-------------------------------------------------------------  ---------------   ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------


Proceeds from sale of shares                                     1,408,349,215     1,275,288,208
-------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                            6,083,711         5,470,332
-------------------------------------------------------------
Cost of shares redeemed                                         (1,337,048,550)   (1,238,142,557)
-------------------------------------------------------------  ---------------   ---------------
     Change in net assets resulting from share transactions         77,384,376        42,615,983
-------------------------------------------------------------  ---------------   ---------------
          Change in net assets                                      77,384,376        42,615,983
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                261,165,455       218,549,472
-------------------------------------------------------------  ---------------   ---------------
End of period                                                  $   338,549,831   $   261,165,455
-------------------------------------------------------------  ---------------   ---------------




(See Notes which are an integral part of the Financial Statements)

OHIO MUNICIPAL CASH TRUST

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares (effective March 5, 1996, the Fund's Institutional Shares changed to Institutional Service Shares), Cash II Shares and Institutional Shares (effective March 5, 1996, the Fund added Institutional Shares).

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on each restricted security held at October 31, 1996 is as follows:


                       SECURITY                           ACQUISITION DATE    ACQUISITION COST
                       --------                           ----------------    ----------------
     Ohio HFA, Trust Receipts (Series 1996 FR/RI-6),
     (GNMA COL)                                              9/4/96            $9,510,000
     Ohio HFA, Trust Receipts (Series 1996 FR/RI-5),
     (GNMA LOC)                                              6/6/96             8,800,000




     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SERVICE SHARES                                            1996            1995
----------------------------                                        ------------    ------------
Shares sold                                                          440,264,015     571,719,826
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                 226,623         277,721
-----------------------------------------------------------------
Shares redeemed                                                     (453,700,715)   (561,565,338)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Institutional Service share
  transactions                                                       (13,210,077)     10,432,209
-----------------------------------------------------------------   ------------    ------------





OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
CASH II SHARES                                                          1996            1995
--------------                                                      ------------    ------------
Shares sold                                                          681,930,901     703,568,382
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                               5,797,497       5,192,611
-----------------------------------------------------------------
Shares redeemed                                                     (669,813,991)   (676,577,219)
-----------------------------------------------------------------   ------------    ------------
  Net change resulting from Cash II share transactions                17,914,407      32,183,774
-----------------------------------------------------------------   ------------    ------------



                                                                       YEAR ENDED OCTOBER 31,
                                                                    ----------------------------
INSTITUTIONAL SHARES                                                    1996*            1995
--------------------                                                ------------    ------------
Shares sold                                                          286,154,299              --
-----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                                  59,591              --
-----------------------------------------------------------------
Shares redeemed                                                     (213,533,844)             --
-----------------------------------------------------------------   ------------
  Net change resulting from Institutional share transactions          72,680,046              --
-----------------------------------------------------------------   ------------    ------------
     Net change resulting from share transactions                     77,384,376      42,615,983
-----------------------------------------------------------------   ------------    ------------




* Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996

At October 31, 1996, capital paid-in aggregated $338,549,831.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of the Cash II Shares, annually, to compensate


OHIO MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $527,800,000 and $491,520,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 71.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.3% of total investments.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST


(Ohio Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2, 14 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996

ADDRESSES
--------------------------------------------------------------------------------




Ohio Municipal Cash Trust
                Institutional Service Shares                Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                        Federated Investors Tower
                                                            Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                       P.O. Box 8600
                Trust Company                               Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company      P.O. Box 8600
                                                            Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                         2100 One PPG Place
                                                            Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      OHIO MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SERVICE SHARES


                                      PROSPECTUS



                                      A Portfolio of Federated Municipal Trust, an Open-End Management Investment Company Prospectus dated December 31, 1996



[LOGO]
FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.



       Cusip 314229857
       G00211-02-SS (12/96)








                          OHIO MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                                CASH II SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Ohio Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229659
Cusip 314229840
Cusip 314229857
1030105B (12/96)





INVESTMENT POLICIES                            1

 Acceptable Investments                        1
 Participation Interests                       1
 Municipal Leases                              1
 Ratings                                       1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         2
 Reverse Repurchase Agreements                 2
 Credit Enhancement                            2
OHIO INVESTMENT RISKS                          2

INVESTMENT LIMITATIONS                         3

 Investing in Restricted Securities            3
FEDERATED MUNICIPAL TRUST MANAGEMENT           5

 Share Ownership                               9
 Trustees Compensation                        10
 Trustee Liability                            10
INVESTMENT ADVISORY SERVICES                  11

 Investment Adviser                           11
 Advisory Fees                                11
BROKERAGE TRANSACTIONS                        11

OTHER SERVICES                                11

 Fund Administration                          11
 Custodian and Portfolio Accountant           12
 Transfer Agent                               12


 Independent Public Accountants               12
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES    12

DETERMINING NET ASSET VALUE                   12

REDEMPTION IN KIND                            13

MASSACHUSETTS PARTNERSHIP LAW                 13

THE FUND'S TAX STATUS                         13

PERFORMANCE INFORMATION                       13

 Yield                                        14
 Effective Yield                              14
 Tax-Equivalent Yield                         14
 Tax-Equivalency Table                        15
 Total Return                                 16
 Performance Comparisons                      16
 Economic and Market Information              16
ABOUT FEDERATED INVESTORS                     16

 Mutual Fund Market                           17
 Institutional Clients                        17
 Trust Organizations                          17
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                17
APPENDIX                                      18




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

OHIO INVESTMENT RISKS

The Fund invests in obligations of Ohio (the "State") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a brief summary of the prevailing economic conditions and general summary of the State's financial condition. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.
The Ohio economy is largely composed of manufacturing which is concentrated in the automobile sector and other durable goods. The exposure to these industries, particularly the auto sector, leaves the State vulnerable to an economic slowdown associated with business cycles. The State has diversified its economy somewhat over the past decade with services and trade composing roughly 50% of the economy. Unemployment in Ohio over the past two years has been below the national average, but population growth, as in many great lakes states, has been stagnant.

The State fully depleted the budget stabilization fund that exceeded $300 million, to achieve balanced budgets as a result of the most recent recession. The State acted promptly in addressing the fall in revenue with an expansion of the sales tax and cuts in appropriations. As a result of prudent financial management, the State restored the budget stabilization fund in fiscal 1993. Strong performance in fiscal 1994, 1995 and 1996 resulted in reserve levels that are well above the levels of 1990. Ohio's budget stabilization fund is now above $828 million.
The overall condition of the State is further demonstrated by its debt ratings. Ohio, rated Aaa by Moody's Investors Service, Inc. in the 1970's, was downgraded to Aa in 1979 . Moody's recently revised Ohio's rating upward to Aa1 in September of 1996. Standard & Poor's Ratings Group first rated the State in 1984 at AA; that rating was also upgraded to AA+ in October of 1996.



The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Ohio municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations, and its Declaration of Trust.
INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
     The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee


President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111


Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee


President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years;

Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust;


Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Mahoning National Bank, acting in various capacities for numerous accounts, owned approximately 16,880, 682 shares (27.17%); Panabco owned approximately 21,329,524 shares (34.33%); Grand Old Co. owned approximately 3,582,768 shares (5.77%); Saxon & Co. owned approximately 13,897,000 shares (22.37%). As of the same date the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: Key Trust Co. owned approximately 5,425,000 shares (8.42%); Star Bank N.A. owned approximately 3,300,000 shares (5.12%); Parcol & Co. owned approximately 29,678,128 shares (46.06%); and SNBSO & Co. owned approximately 9,227,717 shares (14.32%). As of the same date the following shareholders of record owned 5% or more of the outstanding Cash II Shares of the Fund: First National Bank of Ohio owned approximately 16,153,243 shares (7.49%); and Gradison & Company, Inc. owned approximately 166,460,949 shares (77.16%).




TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


Lawrence D. Ellis, M.D.            $3,611

                                        $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934

                                        $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.


+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the adviser earned
$1,183,374, $957,142 and $818,724, respectively, of which $570,677,
$95,512, and $392,961, respectively, were waived.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $223,680, $181,139, and $209,077, respectively.




CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES


With respect to Cash II Shares, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to Cash II Shares, Institutional Shares and Institutional Service Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund `s objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1996, payments in the amount of $611,752 were made pursuant to the Plan for Cash II Shares, of which $236,326 was waived. In addition, for the fiscal year ended October 31, 1996, the Fund paid shareholder service fees in the amount of $89,418, $509,793 and $0, respectively for Institutional Service Shares, Cash II Shares and Institutional Shares.



DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.


YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31, 1996, the yield for Institutional Shares, Institutional Service Shares and Cash II Shares were 3.36%, 3.16% and 2.86%, respectively.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended October 31, 1996, the effective yield for Institutional Shares, Institutional Service Shares and Cash II Shares were 3.42%, 3.21% and 2.90%, respectively.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 47.10% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended October 31, 1996, the tax-equivalent yield for Institutional Shares, Institutional Service Shares and Cash II Shares were 6.35%, 5.97% and 5.41%, respectively.





TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                       TAXABLE YIELD EQUIVALENT FOR 1996

                     STATE OF OHIO

    FEDERAL TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL AND STATE TAX BRACKET:
              19.457% 33.201%   37.900%     43.500%    47.100%


    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.86%    2.25%     2.42%      2.65%       2.84%
     2.00%     2.48%    2.99%     3.22%      3.54%       3.78%
     2.50%     3.10%    3.74%     4.03%      4.42%       4.73%
     3.00%     3.72%    4.49%     4.83%      5.31%       5.67%
     3.50%     4.35%    5.24%     5.64%      6.19%       6.62%
     4.00%     4.97%    5.99%     6.44%      7.08%       7.56%
     4.50%     5.59%    6.74%     7.25%      7.96%       8.51%
     5.00%     6.21%    7.49%     8.05%      8.85%       9.45%
     5.50%     6.83%    8.23%     8.86%      9.73%      10.40%
     6.00%     7.45%    8.98%     9.66%     10.62%      11.34%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year and five-year periods ended October 31, 1996, and for the period from April 22, 1991 (date of initial public investment) through October 31, 1996, the average annual total returns for Cash II Shares were 2.96%, 2.66% and 2.82%, respectively, and average annual total returns for Institutional Service Shares (formerly called Institutional Shares) were 3.27%, 2.96%, and 3.12%, respectively. Institutional Shares did not exist prior to February 29, 1996.
Cumulative total return reflects the total performance over a specific period of time. For the period from March 5, 1996 (date of initial public investment) through October 31, 1996, the cumulative total return for Institutional Shares was 2.22%. This total return is representative of only eight months of activity since the date of initial public investment.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward,


and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.



In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET



Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS


AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.


NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


VIRGINIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS


The Institutional Shares of Virginia Municipal Cash Trust (the 'Fund'') offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the 'Trust''), an open-end management investment company


(a mutual fund). The Fund invests primarily in short-term Virginia municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Virginia, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated December 31, 1996


TABLE OF CONTENTS

 Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL SHARES


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in a fiduciary capacity as a convenient means of accumulating an interest in a professionally managed, portfolio investing primarily in short-term Virginia municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.
INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Virginia state income tax or at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and Virginia state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Virginia and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia ('Virginia Municipal Securities''). Examples of Virginia Municipal Securities include, but are not limited to:
     otax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues; obond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
     omunicipal commercial paper and other short-term notes;
     ovariable rate demand notes;
     omunicipal bonds (including bonds having serial maturities and pre-
      refunded bonds) and leases; and
     oparticipation, trust, and partnership interests in any of the foregoing obligations.
     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See 'Demand Features.'' The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.
     PARTICIPATION INTERESTS. The Fund may purchase interests in Virginia Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Virginia Municipal Securities.
     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.
DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ('demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.
TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).
Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain


Virginia Municipal Securities is subject to the federal alternative minimum tax.
VIRGINIA MUNICIPAL SECURITIES
Virginia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Virginia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of Virginia Municipal Securities are 'general obligation'' and ``revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. INVESTMENT RISKS
Yields on Virginia Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Virginia Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Virginia Municipal Securities acceptable for purchase by the Fund could become limited.
The Fund may invest in Virginia Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Virginia Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.
Obligations of issuers of Virginia Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.
Due to these risk considerations, the Fund's concentration in Virginia Municipal Securities may entail a greater level of risk than other types of money market funds.
INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.
FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of Institutional Shares, computed at an annual rate, to provide personal services for shareholders and provide maintenance of shareholder accounts ("shareholder services"). From time to time, and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.
Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.
ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares Federated Services Company may choose voluntarily to waive a portion of its fee.
NET ASSET VALUE

The Fund attempts to stabilize the net asset value of Institutional Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day,


Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.
To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached over a 90 day period. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.
PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Virginia Municipal Cash Trust - Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-


8600. The check should be made payable to Virginia Municipal Cash Trust - Institutional Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.
HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, 'Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other 'eligible guarantor institution,''as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.
CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
[Remove the following paragraph if there are NO shareholders who hold 25% or more of the shares offered by this prospectus:]
As of [mm/dd/yy], [name of 25% holder(s) and address] organized in the state of [insert state of organization only if 25% holder is a company] owned [ %] of the voting securities of the Fund, and, therefore, may, for
       --
certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders. [If a company is named as a 25% holder and it is owned by one or more parent
company, insert:        is owned by       .]
                 ------             ------
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain 'private activity'' bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.
The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain 'tax preference''items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.
These tax consequences apply whether dividends are received in cash or as additional shares.
STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than Virginia. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws. VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes. OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to financial institutions acting in an agency capacity and are subject to a minimum initial investment of $25,000 over a 90 day period.
All classes are subject to certain of the same expenses.
Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-431-7400.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



ADDRESSES

Virginia Municipal Cash Trust
          Institutional Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA  02266-8600


Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants
          Arthur Andersen LLP
                                        210O One PPG Place
                                        Pittsburgh, PA  15222






VIRGINIA MUNICIPAL CASH TRUST
INSTITUTIONAL SHARES

PROSPECTUS
A
 Non-Diversified Portfolio of Federated Municipal Trust,


an Open-End Management Investment Company
Prospectus dated December 31 ,1996
    CUSIP 314229816
    3080501A-IS(12/96)








VIRGINIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS

The Institutional Service Shares of Virginia Municipal Cash Trust (the 'Fund'') offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the 'Trust''), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Virginia municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Virginia, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN


SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.
This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated December 31, 1996
TABLE OF CONTENTS

 Table of contents will be inserted when document is complete.


SUMMARY OF FUND EXPENSES


FINANCIAL HIGHLIGHTS- INSTITUTIONAL SERVICE SHARES


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed, portfolio investing primarily in short-term Virginia municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Virginia taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.
The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.
INVESTMENT POLICIES
The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Virginia state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Virginia and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia ('Virginia Municipal Securities''). Examples of Virginia Municipal Securities include, but are not limited to:
     otax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;


     obond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
     omunicipal commercial paper and other short-term notes;
     ovariable rate demand notes;
     omunicipal bonds (including bonds having serial maturities and pre-
      refunded bonds) and leases; and
     oparticipation, trust, and partnership interests in any of the foregoing obligations.
     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See 'Demand Features.''The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase. PARTICIPATION INTERESTS. The Fund may purchase interests in Virginia Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Virginia Municipal Securities.
     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.
CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.
DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ('demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.
TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).
Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Virginia Municipal Securities is subject to the federal alternative minimum tax.
VIRGINIA MUNICIPAL SECURITIES
Virginia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Virginia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of Virginia Municipal Securities are 'general obligation'' and ``revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. INVESTMENT RISKS
Yields on Virginia Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Virginia Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Virginia Municipal Securities acceptable for purchase by the Fund could become limited.
The Fund may invest in Virginia Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Virginia Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.
Obligations of issuers of Virginia Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. DUE TO THESE risk considerations, the Fund's concentration in Virginia Municipal Securities may entail a greater level of risk than other types of money market funds.
INVESTMENT LIMITATIONS
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.
FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.
     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser has undertaken to reimburse the Fund up to the amount of the advisory fee for operating expenses in excess of limitations established by certain states. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.
     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.
DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to provide personal services for shareholders and to provide the maintenance of shareholder accounts (shareholder services). From time to time, and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily.
Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the distributor will be reimbursed by the adviser and not the Fund.
ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
          MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
           .15%                  on the first $250 million
           .125%                 on the next $250 million
           .10%                  on the next $250 million
           .075%                 on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares Federated Services Company may choose voluntarily to waive a portion of its fee.
NET ASSET VALUE

The Fund attempts to stabilize the net asset value of Institutional Service Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.
In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.
PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Virginia Municipal Cash Trust-Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement. PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Virginia Municipal Cash Trust - Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.
SPECIAL PURCHASE FEATURES
SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ('ACH'') member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.
 HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request.


Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.
Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, 'Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the


Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other 'eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
SPECIAL REDEMPTION FEATURES
CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.
Debit Card. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.
Systematic Withdrawal Program. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.
ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.
CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.
ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.
VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.
Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.
[Remove the following paragraph if there are NO shareholders who hold 25% or more of the shares offered by this prospectus:]
As of [mm/dd/yy], [name of 25% holder(s) and address] organized in the state of [insert state of organization only if 25% holder is a company] owned [ %] of the voting securities of the Fund, and, therefore, may, for
       --
certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders. [If a company is named as a 25% holder and it is owned by one or more parent
company, insert:        is owned by       .]
                 ------             ------
TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain 'private activity'' bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain 'tax preference'' items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.
These tax consequences apply whether dividends are received in cash or as additional shares.
STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from taxes in states other than Virginia. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws. VIRGINIA TAXES. Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations issued by or on behalf of the Commonwealth of Virginia or any political subdivision thereof; or (ii) interest from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes. OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary capacity. Institutional Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investment in Institutional Shares are


subject to a minimum initial investment of $25,000 over a 90-day period. All classes are subject to certain of the same expenses.
Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.
Expense differences between classes may affect the performance of each class.
To obtain more information and a prospectus for any other class, investors may call 1-800-431-7400.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.
Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.
Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




ADDRESSES

Virginia Municipal Cash Trust
          Institutional Service Shares
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Distributor
          Federated Securities Corp.
                                        Federated Investors Tower
                                        Pittsburgh, PA 15222-3779

Investment Adviser
          Federated Management
                                        Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

Custodian
          State Street Bank and Trust Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company
                                        P.O. Box 8600
                                        Boston, MA 02266-8600

Independent Public Accountants


          Arthur Andersen LLP
                                        2100 One PPG Place
                                        Pittsburgh, PA 15222






VIRGINIA MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES










PROSPECTUS
A Non-Diversified Portfolio of Federated Municipal Trust, an Open-End Management Investment Company
Prospectus dated December 31 ,1996

    CUSIP 314229824
    3080501A-SS (12/96)







                        VIRGINIA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Virginia Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated December 31, 1996
    Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
    Cusip 314229824
    Cusip 314229816
    3080501B (12/96)



INVESTMENT POLICIES                            1

 Acceptable Investments                        1
 Participation Interests                       1
 Municipal Leases                              1
 Ratings                                       1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         2
 Reverse Repurchase Agreements                 2
 Credit Enhancement                            2
VIRGINIA INVESTMENT RISKS                      2

INVESTMENT LIMITATIONS                         3

FEDERATED MUNICIPAL TRUST MANAGEMENT           5

 Share Ownership                               9
 Trustee Liability                            10
INVESTMENT ADVISORY SERVICES                  11

 Investment Adviser                           11
 Advisory Fees                                11
BROKERAGE TRANSACTIONS                        11

OTHER SERVICES                                11

 Fund Administration                          11
 Custodian and Portfolio Accountant           11
 Transfer Agent                               12
 Independent Public Accountants               12
SHAREHOLDER SERVICES                          12

DETERMINING NET ASSET VALUE                   12


REDEMPTION IN KIND                            12

MASSACHUSETTS PARTNERSHIP LAW                 13

THE FUND'S TAX STATUS                         13

PERFORMANCE INFORMATION                       13

 Yield                                        13
 Effective Yield                              13
 Tax-Equivalent Yield                         13
 Tax-Equivalency Table                        14
 Total Return                                 16
 Performance Comparisons                      16
 Economic and Market Information              16
ABOUT FEDERATED INVESTORS                     16

 Mutual Fund Market                           17
 Institutional Clients                        17
 Trust Organizations                          17
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                17
APPENDIX                                      18


INVESTMENT POLICIES


Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.



MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.



In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings


Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
VIRGINIA INVESTMENT RISKS

The Fund invests in obligations of Commonwealth of Virginia (Virginia''or the `Commonwealth'') issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within the Commonwealth. The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements related to securities that have been offered by Virginia issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.
The Commonwealth's credit strength is derived from a diversified economy, above average wealth levels, low unemployment rates, conservative financial management, and a low debt burden. Virginia benefits from its proximity to the nations capital and its employment base remains substantially tied to government and defense-related industries (25% of the Commonwealth's earning are derived from government versus a 16% average for the U.S.). Although defense cutbacks and base closings have left Virginia relatively unscathed in recent years, the potential for future closings and cutbacks remains alive; consequently, Virginia's legislators have been budgeting conservative growth in the future and have implemented spending restraints. To counter the contracting defense/government related declines, the


Commonwealth is actively seeking economic diversification, focusing particularly on high technology, trade, and tourism. Virginia's pro-business environment has attracted many high technology firms.
Virginia remains a conservative debt issuer and maintains debt levels that are low in relation to its substantial resources. The Commonwealth actively manages its debt position and continually demonstrates its ability and willingness to adjust financial planning and budgeting to preserve financial balance. In 1991, the Commonwealth established a Debt Capacity Advisory Committee which annually estimates the amount of tax-supported debt that the Commonwealth can prudently authorize, issue, and support. The Commonwealth and the Committee have decided that the ratio of debt service to revenues should be maintained below 5%, and the Commonwealth has actually kept the level at or below 2.5%.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Virginia municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and its Declaration of Trust. INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to


Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its ability to participate in volume transactions will be to the benefit of the Fund.


FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.
John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.
Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.
John T. Conroy, Jr.
Wood/IPC Commercial Department


John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.
William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.
James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.
Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.
Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.
Peter E. Madden
One Royal Palm Way
100 Royal Palm Way


Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.
Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat `N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.
Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh


Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.
Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.
J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company;


President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.
John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President, Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services;


Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.
Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.
     oThis Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust;


Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of Virginia Municipal Cash
Trust: Chesnat, Kilmarnock, Virginia, owned approximately 1,291,121 shares (5.74%); First Community Bank, Bluefield, West Virginia, owned approximately 1,367,700 shares (6.08%); FirstBlue & Company, Bluefield, West Virginia, owned approximately 1,572,003 shares (6.99%); Nabaf & Company, Fredericksburg, Virginia, owned approximately 2,092,247 shares


(9.30%); VATCO, Richland, Virginia, owned approximately 2,114,938 shares (9.40%); Hamac & Co., Richmond, Virginia, owned approximately 3,684,166 shares (16.38%); and Comfort & Co., Hampton, Virginia, owned approximately 6,735,750 shares (29.94%).
As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of Virginia Municipal Cash Trust: WC English, Inc., Lynchburg, Virginia, owned approximately 12,215,000 shares (5.78%); and Scott & Stringfellow, Inc., Richmond, Virginia,owned approximately 25,542,669 shares (12.08%).

TRUSTEES COMPENSATION


AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and


Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611

                                        $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934

                                        $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and


Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.


The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996 and 1995, the adviser earned $657,332, and $514,947, respectively, of which $243,090 and $224,073, respectively, were voluntarily waived.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $155,000, $155,000, and $145,109, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances;


answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal period ended October 31, 1996, the Fund paid shareholder service fees in the amounts of $59,623 and $351,209, on behalf of Institutional Shares and Institutional Service Shares, respectively, of which $59,623 and $210,725, respectively were voluntarily waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1996, the yields for Institutional Shares and Institutional Service Shares were 3.19% and 3.09%, respectively.
EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1996, the effective yields for Institutional Shares and Institutional Service Shares were 3.24% and 3.14%, respectively,
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 45.35% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended October 31, 1996, the tax-equivalent yields for Institutional Shares and Institutional Service Shares were 5.84% and 5.65%, respectively,
TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                       TAXABLE YIELD EQUIVALENT FOR 1996
STATE OF VIRGINIA

COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              20.75%  33.75%     36.75%      41.75%     45.35%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent




     3.50%     4.42%    5.28%     5.53%      6.01%       6.40%
     4.00%     5.05%    6.04%     6.32%      6.87%       7.32%
     4.50%     5.68%    6.79%     7.11%      7.73%       8.23%
     5.00%     6.31%    7.55%     7.91%      8.58%       9.15%
     5.50%     6.94%    8.30%     8.70%      9.44%      10.06%
     6.00%     7.57%    9.06%     9.49%     10.30%      10.98%
     6.50%     8.20%    9.81%    10.28%     11.16%      11.89%
     7.00%     8.83%   10.57%    11.07%     12.02%      12.81%
     7.50%     9.46%   11.32%    11.86%     12.88%      13.72%
     8.00%    10.09%   12.08%    12.65%     13.73%      14.64%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
o

Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.





TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.



For the one-year period ended October 31, 1996, and for the period from September 16, 1993 (date of initial public investment) through October 31, 1996, the average annual total returns were 3.11% and 3.56%, respectively, for Institutional Shares, and were 3.14% and 3.00%, respectively, for Institutional Service Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.



The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide-including 200 New York Stock Exchange firms-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute




APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.


NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.







ALABAMA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS


The Shares of Alabama Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the


"Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Alabama municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Alabama, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and income tax imposed by the State of Alabama consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1



------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3


------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Alabama Municipal Securities                                                 5


  Investment Risks                                                             6




  Investment Limitations                                                       6



FUND INFORMATION                                                               7


------------------------------------------------------


  Management of the Fund                                                       7


  Distribution of Shares                                                       8


  Administration of the Fund                                                   8



NET ASSET VALUE                                                                9

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9




------------------------------------------------------


  Special Purchase Features                                                   10



HOW TO REDEEM SHARES                                                          10


------------------------------------------------------


  Special Redemption Features                                                 11



ACCOUNT AND SHARE INFORMATION                                                 11

------------------------------------------------------


TAX INFORMATION                                                               12


------------------------------------------------------




  Federal Income Tax                                                          12


  State and Local Taxes                                                       13



PERFORMANCE INFORMATION                                                       13

------------------------------------------------------


FINANCIAL STATEMENTS                                                          14

------------------------------------------------------


REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          28

------------------------------------------------------


ADDRESSES                                                                     29

------------------------------------------------------





SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------






                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.17%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.42%
     Shareholder Services Fee................................................    0.25%
          Total Operating Expenses(2)........................................             0.59%



 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The Total Operating Expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1997. The Total Operating Expenses were 0.55% for fiscal year ended October 31, 1996 and would have been
 .92% absent the voluntary waiver of a portion of the management fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


                      EXAMPLE                           1 year     3 years     5 years     10 years
----------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and (2)
redemption at the end of each time period...........      $6         $19         $33         $ 74




  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




ALABAMA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Independent Public Accountants on page 28.


                                                                     YEAR ENDED OCTOBER 31,
                                                                 ------------------------------
                                                                   1996       1995     1994(a)
                                                                 --------   --------   --------
---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $1.00      $1.00      $1.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net investment income                                              0.03       0.04       0.02
---------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                          (0.03)     (0.04)     (0.02)
---------------------------------------------------------------     -----      -----      -----
NET ASSET VALUE, END OF PERIOD                                      $1.00      $1.00      $1.00
---------------------------------------------------------------     -----      -----      -----
TOTAL RETURN (b)                                                     3.22%      3.66%      2.31%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                           0.55%      0.48%      0.36%*
---------------------------------------------------------------
  Net investment income                                              3.18%      3.59%      2.67%*
---------------------------------------------------------------
  Expense waiver/reimbursement (c)                                   0.37%      0.44%      0.62%*


---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                        $233,720   $209,490   $142,804
---------------------------------------------------------------



  * Computed on an annualized basis.

(a) Reflects operations for the period from December 3, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 3, 1993 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989 The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Alabama taxpayers because it invests in municipal securities of that state.


A minimum initial investment of $10,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the income tax imposed by the State of Alabama. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Alabama and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income tax imposed by the State of Alabama ("Alabama Municipal Securities"). Examples of Alabama Municipal Securities include, but are not limited to:


     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;



     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Alabama Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Alabama Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Alabama Municipal Securities is subject to the federal alternative minimum tax.

ALABAMA MUNICIPAL SECURITIES

Alabama Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Alabama Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Alabama Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Alabama Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Alabama Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Alabama Municipal Securities acceptable for purchase by the Fund could become limited.



The Fund may invest in Alabama Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Alabama Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Alabama Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Alabama Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge assets not exceeding 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.





     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.




SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:





                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
    .15%              on the first $250 million
   .125%               on the next $250 million
    .10%               on the next $250 million
   .075%         on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------




Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust


Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Alabama Municipal Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Alabama Municipal Cash Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------




Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m.


(Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM.  If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day.




Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS.  As transfer agent for the Fund, Federated


Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.





TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.



The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Alabama. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

ALABAMA TAXES. Under existing Alabama laws, distributions made by the Fund will not be subject to Alabama personal income taxes to the extent that such distributions are attributable to interest earned on obligations that would be exempt from Alabama personal income taxes if held directly by shareholders (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Alabama personal income taxes.


Shareholders may exclude from the share value of the Fund, for purposes of the Alabama personal property tax, that portion of the total share value which is attributable to the value of the obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------    -----------------------------------------------------------------   ------------
(a)SHORT-TERM MUNICIPALS--100.0%
--------------------------------------------------------------------------------
               ALABAMA--90.6%
               -----------------------------------------------------------------
$3,000,000     Alabama State IDA Weekly VRDNs (Columbus Mills Inc. Project)/       $  3,000,000
               (SunTrust Bank, Atlanta LOC)
               -----------------------------------------------------------------
 3,970,000     Alabama State IDA, IDRB (Series 1994) Weekly VRDNs                     3,970,000
               (Decatur Aluminum Corp.)/(Star Bank, NA, Cincinnati LOC)
               -----------------------------------------------------------------
 1,600,000     Alabama State IDA, IDRB Weekly VRDNs (Monarch Tile, Inc.               1,600,000
               Project)/
               (Nationsbank of Texas, N.A. LOC)
               -----------------------------------------------------------------
 3,250,000     Alabama State IDA, IDRB's (Series 1996) Weekly VRDNs                   3,250,000
               (IMI Cash Valve Project)/(First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------
 3,350,000     Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs               3,350,000
               (Kappler USA, Inc. Project)/(National Bank of Canada, Montreal
               LOC)
               -----------------------------------------------------------------
 5,600,000     Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag            5,600,000
               Corporation, Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)


               -----------------------------------------------------------------
 1,245,000     Alabama State Public School & College Authority, Capital               1,245,000
               Improvement Bonds (Series 1996), 4.50% Bonds, 11/1/1996
               -----------------------------------------------------------------
 1,100,000     Arab, AL IDB, Revenue Refunding Bonds (Series 1989) Weekly VRDNs       1,100,000
               (SCI Manufacturing, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)
               -----------------------------------------------------------------
 1,750,000     Ashland, AL IDB, (Series 1996) Weekly VRDNs                            1,750,000
               (Tru-Wood Cabinets)/(First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------
 1,720,000     Ashland, AL IDB, Refunding Revenue Bonds (Series 1992)                 1,720,000
               Weekly VRDNs (Russell Corp.)/(SunTrust Bank, Atlanta LOC)
               -----------------------------------------------------------------
 2,000,000     Birmingham, AL IDA Weekly VRDNs (Altec Industries, Inc.)/              2,000,000
               (Wachovia Bank of Georgia NA, Atlanta LOC)
               -----------------------------------------------------------------
 1,715,000     Birmingham, AL IDA Weekly VRDNs (Glasforms, Inc.)/                     1,715,000
               (First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------
 2,525,000     Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs               2,525,000
               (S.P. Hotel Company)/(Amsouth Bank N.A., Birmingham LOC)
               -----------------------------------------------------------------
   535,000     Birmingham, AL Waterworks & Sewer Board, Water and Sewer Revenue         535,000
               Bonds (Series 1996), 3.40% Bonds, 1/1/1997
               -----------------------------------------------------------------





ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


PRINCIPAL
  AMOUNT                                                                              VALUE
-----------    -----------------------------------------------------------------   ------------
(a)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
               ALABAMA--CONTINUED
               -----------------------------------------------------------------
$1,695,000     Calhoun County, AL Economic Development Council Weekly VRDNs        $  1,695,000
               (Food Ingredients Tech. Co.)/(Nationsbank, N.A. LOC)
               -----------------------------------------------------------------
 4,230,000     Chatom, AL, (National Rural Utilities Series 1984M), 3.65% TOBs        4,230,000
               (Alabama Electric Co-op, Inc.)/(National Rural Utilities
               Cooperative Finance Corp. GTD), Optional Tender 2/15/1997
               -----------------------------------------------------------------
 3,000,000     Chatom, AL, IDB PCR, 3.70% CP (Alabama Electric Co-op, Inc.)/          3,000,000
               (National Rural Utilities Cooperative Finance Corp. GTD),
               Mandatory Tender 2/14/1997
               -----------------------------------------------------------------
 6,200,000     Chatom, AL, IDB PCR, 3.80% CP (Alabama Electric Co-op, Inc.)/          6,200,000
               (National Rural Utilities Cooperative Finance Corp. GTD),
               Mandatory Tender 1/16/1997
               -----------------------------------------------------------------
 2,200,000     Cullman, AL IDB, IRB's (Series 1992) Weekly VRDNs                      2,200,000
               (Pressac Holdings PLC)/(NBD Bank, Michigan LOC)
               -----------------------------------------------------------------
 3,000,000     Cullman, AL IDB, Variable Fixed Rate IDRB Weekly VRDNs                 3,000,000


               (National Bedding Company)/(Bank of America Illinois LOC)
               -----------------------------------------------------------------
 3,000,000     Decatur, AL IDB, Revenue Refunding Bonds (Series 1993)                 3,000,000
               Weekly VRDNs (Allied-Signal, Inc.)
               -----------------------------------------------------------------
 8,000,000     Decatur, AL IDB, Solid Waste Disposal Revenue Bonds (Series 1996)      8,000,000
               Weekly VRDNs (Trico Steel Company, L.L.C. Project)/
               (Chase Manhattan Bank N.A., New York LOC)
               -----------------------------------------------------------------
 2,200,000     Eutaw, AL IDB Weekly VRDNs (Mississippi Power Co.)/                    2,200,000
               (Mississippi Power Co. GTD)
               -----------------------------------------------------------------
 3,400,000     Fairfield, AL IDA, Variable Rate Environmental Improvement             3,400,000
               Revenue Bonds (Series 1995), 3.65% TOBs (USX Corp.)/(Wachovia
               Bank of NC, NA, Winston-Salem LOC), Optional Tender 11/1/1996
               -----------------------------------------------------------------
 1,595,000     Fort Payne, AL IDB, IDRB Weekly VRDNs (Ovalstrapping, Inc.)/           1,595,000
               (U.S. Bank of Washington NA LOC)
               -----------------------------------------------------------------
 5,900,000     Geneva County, AL IDB, Adjustable Fixed Rate IDRB's (Series 1996)      5,900,000
               Weekly VRDNs (Brooks AG Co., Inc.)/
               (First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------





ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------    -----------------------------------------------------------------   ------------
(a)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
               ALABAMA--CONTINUED
               -----------------------------------------------------------------
$4,000,000     Guntersville, AL IDB, (Series 1995) Weekly VRDNs (Hercules Rubber   $  4,000,000
               Co. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)
               -----------------------------------------------------------------
 3,915,000     Hoover, AL IDA Weekly VRDNs (Bud's Best Cookies, Inc.)/                3,915,000
               (SouthTrust Bank of Alabama, Birmingham LOC)
               -----------------------------------------------------------------
   235,000     Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,            235,000
               AL))/
               (First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------
 1,910,000     Huntsville, AL, Warrants (Series A), 4.75% Bonds, 11/1/1997            1,926,606
               -----------------------------------------------------------------
 1,555,000     Ider, AL IDB, Industrial Development Bonds Weekly VRDNs                1,555,000
               (Galbreath, Inc. Proj.)/(National Bank of Canada, Montreal LOC)
               -----------------------------------------------------------------
 7,200,000     Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs           7,200,000
               (Bayerische Landesbank Girozentrale LOC)
               -----------------------------------------------------------------
 1,900,000     Livingston, AL IDB, Floating/Fixed Rate IDRB's (Series 1989)           1,900,000


               Weekly VRDNs (Toin Corporation U.S.A.)/
               (Industrial Bank of Japan Ltd., Tokyo LOC)
               -----------------------------------------------------------------
 3,500,000     Lowndes County, AL IDB, (Series 1996) Weekly VRDNs                     3,500,000
               (Warren Oil Company Project)/
               (First Union National Bank, Charlotte, NC LOC)
               -----------------------------------------------------------------
 2,540,000     Madison, AL IDA, (Series A) Weekly VRDNs (Executive Inn)/              2,540,000
               (Amsouth Bank N.A., Birmingham LOC)
               -----------------------------------------------------------------
 1,425,000     Marshall County, AL, Special Obligation School Refunding Warrant       1,425,000
               (Series 1994) Weekly VRDNs (Marshall County, AL Board of
               Education)/(First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------
   885,000     Mobile County, AL Board of School Commissioners, Capital Outlay          888,965
               Warrants (Series 1996), 4.75% Bonds (AMBAC INS), 3/1/1997
               -----------------------------------------------------------------
 1,200,000     Mobile, AL Board of Water and Sewer Commissioners, Subordinate         1,208,167
               Special Obligation Revenue Bonds (Series A), 7.90% Bonds,
               1/1/1997
               -----------------------------------------------------------------
 2,540,000     Mobile, AL Downtown Redevelopment Authority, (Series 1992) Weekly      2,540,000
               VRDNs (Mitchell Project)/(SunTrust Bank, Atlanta LOC)
               -----------------------------------------------------------------
 3,000,000     Mobile, AL IDB, (1994 Series A), 3.75% TOBs (International Paper       3,000,000
               Co.),
               Optional Tender 12/1/1996
               -----------------------------------------------------------------




ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------    -----------------------------------------------------------------   ------------
(a)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
               ALABAMA--CONTINUED
               -----------------------------------------------------------------
$3,500,000     Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs                     $  3,500,000
               (Alabama Power Co.)/(Alabama Power Co. GTD)
               -----------------------------------------------------------------
 9,250,000     Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs                        9,250,000
               (Alabama Power Co.)/(Alabama Power Co. GTD)
               -----------------------------------------------------------------
 1,000,000     Mobile, AL IDB, Pollution Control Refunding Revenue Bonds,             1,000,000
               (Series 1992) Weekly VRDNs (Air Products & Chemicals, Inc.)/
               (Air Products & Chemicals, Inc. GTD)
               -----------------------------------------------------------------
 1,560,000     Mobile, AL, 3.95% Bonds (AMBAC INS), 2/15/1997                         1,560,921
               -----------------------------------------------------------------
 3,000,000     Montgomery -- Wynlakes Governmental Utility Services Corp., Bonds      3,000,000
               (Series 1995-A) Weekly VRDNs (Vaughn Road, L.L.C., Project)/
               (Amsouth Bank N.A., Birmingham LOC)
               -----------------------------------------------------------------
   800,000     Montgomery, AL IDB, (Series 1988A) Weekly VRDNs                          800,000
               (Smith Industries)/(SunTrust Bank, Atlanta LOC)
               -----------------------------------------------------------------


 2,665,000     Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs                       2,665,000
               (Industrial Partners)/(Wachovia Bank of Georgia NA, Atlanta LOC)
               -----------------------------------------------------------------
 3,000,000     Montgomery, AL IDB, IDRB's (Series 1996) Weekly VRDNs                  3,000,000
               (CSC Fabrication, Inc. Project)/(First Union National Bank,
               Charlotte, NC LOC)
               -----------------------------------------------------------------
 3,650,000     Montgomery, AL IDB, Industrial Development Revenue Bonds               3,650,000
               (Series 1996A) Weekly VRDNs (Jobs Company, L.L.C. Project)/
               (Columbus Bank and Trust Co., GA LOC)
               -----------------------------------------------------------------
   500,000     Mountain Brook, AL, GO Warrants (Series 1996),                           500,000
               3.20% Bonds, 12/1/1996
               -----------------------------------------------------------------
 5,500,000     Phoenix City, AL IDB, (Series 1988), 3.60% CP (Mead Coated             5,500,000
               Board)/
               (ABN AMRO Bank N.V., Amsterdam LOC),
               Mandatory Tender 11/21/1996
               -----------------------------------------------------------------
 3,000,000     Phoenix City, AL IDB, (Series 1988), 3.63% CP (Mead Coated             3,000,000
               Board)/
               (ABN AMRO Bank N.V., Amsterdam LOC),
               Mandatory Tender 1/13/1997
               -----------------------------------------------------------------





ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------    -----------------------------------------------------------------   ------------
(a)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
               ALABAMA--CONTINUED
               -----------------------------------------------------------------
$4,000,000     Phoenix City, AL IDB, (Series 1988), 3.65% CP (Mead Coated          $  4,000,000
               Board)/
               (ABN AMRO Bank N.V., Amsterdam LOC),
               Mandatory Tender 11/27/1996
               -----------------------------------------------------------------
   890,000     Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/                     890,000
               (Wachovia Bank of Georgia NA, Atlanta LOC)
               -----------------------------------------------------------------
 2,500,000     Prattville, AL IDB, IDR Bonds Weekly VRDNs                             2,500,000
               (Kuhnash Properties/Arkay Plastics Project)/
               (PNC Bank, Ohio, N.A. LOC)
               -----------------------------------------------------------------
 3,600,000     Scottsboro, AL IDB, (Series 1994) Weekly VRDNs                         3,600,000
               (Maples Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)
               -----------------------------------------------------------------
 1,500,000     Scottsboro, AL IDB, IDRB (Series 1991) Weekly VRDNs                    1,500,000
               (Maples Industries, Inc.)/(Amsouth Bank N.A., Birmingham LOC)
               -----------------------------------------------------------------
 5,000,000     Selma, AL IDB, Annual Tender PCR Refunding Bonds (1993 Series B),      5,000,000


               4.15% TOBs (International Paper Co.), Optional Tender 7/15/1997
               -----------------------------------------------------------------
 7,575,000     St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco            7,575,000
               Industries, Inc.)/(National Australia Bank, Ltd., Melbourne LOC)
               -----------------------------------------------------------------
 4,000,000     Stevenson, AL IDB Daily VRDNs (Mead Corp.)/                            4,000,000
               (Societe Generale, Paris LOC)
               -----------------------------------------------------------------
 4,500,000     Stevenson, AL IDB, Industrial Revenue Bonds (Series 1996-A)            4,500,000
               Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)
               -----------------------------------------------------------------
 5,800,000     Sumter County, AL IDA, Industrial Revenue Bonds (Series 1995A)         5,800,000
               Weekly VRDNs (Fulghum Fibres Project (AL))/
               (First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------
 1,200,000     Sumter County, AL IDA, Industrial Revenue Bonds (Series 1995B)         1,200,000
               Weekly VRDNs (Canal Chip Project)/
               (First Alabama Bank, Birmingham LOC)
               -----------------------------------------------------------------
   795,000     Sylacuaga, AL IDB Monthly VRDNs                                          795,000
               (SouthTrust Bank of Alabama, Birmingham LOC)
               -----------------------------------------------------------------
 3,000,000     Troy, AL IDB, IRB's (Series 1996A) Weekly VRDNs (Hudson Sauces &       3,000,000
               Dressings, Inc. )/(Amsouth Bank N.A., Birmingham LOC)
               -----------------------------------------------------------------




ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------    -----------------------------------------------------------------   ------------
(a)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
               ALABAMA--CONTINUED
               -----------------------------------------------------------------
$  405,000     Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly VRDNs   $    405,000
               (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham
               LOC)
               -----------------------------------------------------------------
 2,000,000     Tuscaloosa County, AL, GO Warrants (Series 1996), 3.55% Bonds,         2,000,000
               1/1/1997
               -----------------------------------------------------------------
 2,000,000     Tuskegee, AL IDB, IDRB (Series 1995) Weekly VRDNs                      2,000,000
               (Concrete Company)/(Columbus Bank and Trust Co., GA LOC)
               -----------------------------------------------------------------
 1,185,000     University of South Alabama, University Tuition Revenue                1,185,000
               Refunding Bonds (Series 1996B), 3.80% Bonds
               (MBIA Insurance Corporation INS), 11/15/1997
               -----------------------------------------------------------------
 5,425,000     Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/       5,425,000
               (National Australia Bank, Ltd., Melbourne LOC)
               -----------------------------------------------------------------
 2,400,000     Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries,         2,400,000
               Inc.)/


               (National Australia Bank, Ltd., Melbourne LOC)
               -----------------------------------------------------------------
 2,900,000     Winfield, AL, Variable/Fixed Rate IRB's(Series 1984) Weekly VRDNs      2,900,000
               (Union Underwear Company, Inc.)/(Bank of Nova Scotia, Toronto
               LOC)
               -----------------------------------------------------------------   ------------
               Total                                                                211,714,659
               -----------------------------------------------------------------   ------------
               PUERTO RICO--9.4%
               -----------------------------------------------------------------
 2,050,000     Puerto Rico Electric Power Authority, (Series K), 9.25% Bonds          2,161,632
               (United States Treasury PRF), 7/1/1997 (@102)
               -----------------------------------------------------------------
 3,500,000     Puerto Rico Electric Power Authority, (Series K), 9.375% Bonds         3,697,028
               (United States Treasury PRF), 7/1/1997 (@102)
               -----------------------------------------------------------------
 5,000,000     Puerto Rico Government Development Bank, 3.65% CP,                     5,000,000
               Mandatory Tender 2/14/1997
               -----------------------------------------------------------------
 1,000,000     Puerto Rico Industrial, Medical & Environmental PCA, (Series           1,000,000
               1983A), 3.80% TOBs (Reynolds Metals Co.)/(ABN AMRO Bank N.V.,
               Amsterdam LOC), Optional Tender 9/1/1997
               -----------------------------------------------------------------
 4,000,000     Puerto Rico Industrial, Tourist, Education, Medical &                  4,000,000
               Environmental Control Finance Authority, (Series 1994A), 3.80% CP
               (Inter American University of Puerto Rico)/(Banque Paribas, Paris
               LOC), Mandatory Tender 1/13/1997
               -----------------------------------------------------------------




ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------


PRINCIPAL
  AMOUNT                                                                              VALUE
-----------    -----------------------------------------------------------------   ------------
(a)SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
               PUERTO RICO--9.4%
               -----------------------------------------------------------------
$5,100,000     Puerto Rico Industrial, Tourist, Education, Medical &               $  5,100,000
               Environmental Control Finance Authority, (Series 1994A), 3.80% CP
               (Inter American University of Puerto Rico)/(Banque Paribas, Paris
               LOC), Mandatory Tender 12/9/1996
               -----------------------------------------------------------------
 1,000,000     Puerto Rico Public Building Authority, Series H, 7.875% Bonds          1,046,410
               (United States Treasury PRF), 7/1/1997 (@102)
               -----------------------------------------------------------------   ------------
               Total                                                                 22,005,070
               -----------------------------------------------------------------   ------------
               TOTAL INVESTMENTS (AT AMORTIZED COST)(b)                            $233,719,729
               -----------------------------------------------------------------   ------------




Securities that are subject to Alternative Minimum Tax represent 52.3% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a securitiy rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)
     First Tier                         Second Tier
       96.6%                               3.4%

(b) Also represents cost for federal tax purposes.



Note: The categories of investments are shown as a percentage of net assets
      ($233,720,146) at October 31, 1996.


ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:


AMBAC   --American Municipal Bond Assurance Corporation
CP      --Commercial Paper
GO      --General Obligation
GTD     --Guaranty
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
IDRB    --Industrial Development Revenue Bond
INS     --Insured
LOC     --Letter of Credit
MBIA    --Municipal Bond Investors Assurance
PCA     --Pollution Control Authority
PCR     --Pollution Control Revenue
PLC     --Public Limited Company
PRF     --Prerefunded
TOBs    --Tender Option Bonds
VRDNs   --Variable Rate Demand Notes




(See Notes which are an integral part of the Financial Statements)


ALABAMA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                        $233,719,729
--------------------------------------------------------------------------------
Cash                                                                                     171,371
--------------------------------------------------------------------------------
Income receivable                                                                      1,346,418
--------------------------------------------------------------------------------
Receivable for shares sold                                                                 1,224
--------------------------------------------------------------------------------
Deferred expenses                                                                         24,493
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    235,263,235
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $1,188,377
-------------------------------------------------------------------
Payable for shares redeemed                                               67,030
-------------------------------------------------------------------
Income distribution payable                                              219,891
-------------------------------------------------------------------
Accrued expenses                                                          67,791
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 1,543,089
--------------------------------------------------------------------------------    ------------
NET ASSETS for 233,720,146 shares outstanding                                       $233,720,146


--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
$233,720,146 / 233,720,146 shares outstanding                                              $1.00
--------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)

ALABAMA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $7,837,454
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $1,049,210
----------------------------------------------------------------------
Administrative personnel and services fee                                    158,659
----------------------------------------------------------------------
Custodian fees                                                                33,790
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      29,294
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      2,675
----------------------------------------------------------------------
Auditing fees                                                                 11,156
----------------------------------------------------------------------
Legal fees                                                                     4,073
----------------------------------------------------------------------
Portfolio accounting fees                                                     56,451
----------------------------------------------------------------------
Shareholder services fee                                                     524,605
----------------------------------------------------------------------
Share registration costs                                                      32,587
----------------------------------------------------------------------
Printing and postage                                                          12,675


----------------------------------------------------------------------
Insurance premiums                                                             4,183
----------------------------------------------------------------------
Miscellaneous                                                                 12,837
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,932,195
----------------------------------------------------------------------
Waivers --
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(692,887)
----------------------------------------------------------
  Waiver of shareholder services fee                           (76,089)
----------------------------------------------------------   ---------
     Total waivers                                                          (768,976)
----------------------------------------------------------------------    ----------
          Net expenses                                                                   1,163,219
------------------------------------------------------------------------------------    ----------
               Net investment income                                                    $6,674,235
------------------------------------------------------------------------------------    ----------



(See Notes which are an integral part of the Financial Statements)


ALABAMA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                 YEAR ENDED OCTOBER 31,
                                                                 1996               1995
                                                           ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------
OPERATIONS--
---------------------------------------------------------
Net investment income                                       $    6,674,235     $    5,893,328
---------------------------------------------------------  ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------
Distributions from net investment income                        (6,674,235)        (5,893,328)
---------------------------------------------------------
SHARE TRANSACTIONS--
---------------------------------------------------------
Proceeds from sale of shares                                   712,795,816        826,956,278
---------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                3,730,255          2,071,166
---------------------------------------------------------
Cost of shares redeemed                                       (692,296,354)      (762,340,876)
---------------------------------------------------------  ----------------   ----------------
     Change in net assets resulting from share
       transactions                                             24,229,717         66,686,568
---------------------------------------------------------  ----------------   ----------------
          Change in net assets                                  24,229,717         66,686,568


---------------------------------------------------------
NET ASSETS:
---------------------------------------------------------
Beginning of period                                            209,490,429        142,803,861
---------------------------------------------------------  ----------------   ----------------
End of period                                               $  233,720,146     $  209,490,429
---------------------------------------------------------  ----------------   ----------------




(See Notes which are an integral part of the Financial Statements)



ALABAMA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Alabama consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At October 30, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $5,068, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. The capital loss carryforward will expire in the year 2004.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
ALABAMA MUNICIPAL CASH TRUST


--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1996, capital paid-in aggregated $233,720,146.

Transactions in shares were as follows:


                                                                      YEAR ENDED OCTOBER 31,
                                                                    ---------------------------
                                                                        1996           1995
------------------------------------------------------------------  ------------   ------------
Shares sold                                                          712,795,816    826,956,278
------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared     3,730,255      2,071,166
------------------------------------------------------------------
Shares redeemed                                                     (692,296,354)  (762,340,876)
------------------------------------------------------------------  ------------   ------------
  Net change resulting from share transactions                        24,229,717     66,686,568
------------------------------------------------------------------  ------------   ------------




(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to


ALABAMA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and start-up administrative service expenses of $57,711 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $12,153 pursuant to this agreement.

INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $416,741,000 and $399,722,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK


Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 87.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.1% of total investments.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Alabama Municipal Cash Trust):


We have audited the accompanying statement of assets and liabilities of Alabama Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alabama Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
November 20, 1996


ADDRESSES
--------------------------------------------------------------------------------


Alabama Municipal Cash Trust
                                                            Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                        Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                       P.O. Box 8600
                Trust Company                               Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company      P.O. Box 8600
                                                            Boston, Massachusetts 02266-8600

-----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                         2100 One PPG Place
                                                            Pittsburgh, Pennsylvania 15222
-----------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                              ALABAMA MUNICIPAL
                                              CASH TRUST

                                              PROSPECTUS



                                              A Portfolio of Federated Municipal
                                              Trust,


                                              an Open-End Management


                                              Investment Company



                                              Prospectus dated December 31, 1996

LOGO
FEDERATED INVESTORS

Federated Investors Tower


Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors





       Cusip 3142229790
       3090802A (12/96)





                         ALABAMA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION



   This Statement of Additional Information should be read with the prospectus of Alabama Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 314229790
3090802B (12/96)






INVESTMENT POLICIES                                      1

 Acceptable Investments                                  1
 Participation Interests                                 1
 Municipal Leases                                        1
 Ratings                                                 1
 When-Issued and Delayed Delivery Transactions           1
 Repurchase Agreements                                   2
 Reverse Repurchase Agreements                           2
 Credit Enhancement                                      2
ALABAMA INVESTMENT RISKS                                 2

INVESTMENT LIMITATIONS                                   3

FEDERATED MUNICIPAL TRUST MANAGEMENT                     5

 Share Ownership                                         9
 Trustees Compensation                                   9
 Trustee Liability                                      10
INVESTMENT ADVISORY SERVICES                            10

 Investment Adviser                                     10
 Advisory Fees                                          10
BROKERAGE TRANSACTIONS                                  10

OTHER SERVICES                                          11

 Fund Administration                                    11
 Custodian and Portfolio Accountant                     11
 Transfer Agent                                         11



 Independent Public Accountants                         11
DETERMINING NET ASSET VALUE                             11

REDEMPTION IN KIND                                      12

MASSACHUSETTS PARTNERSHIP LAW                           12

THE FUND'S TAX STATUS                                   12

PERFORMANCE INFORMATION                                 12

 Yield                                                  12
 Effective Yield                                        13
 Tax-Equivalent Yield                                   13
 Tax-Equivalency Table                                  13
 Total Return                                           14
 Performance Comparisons                                14
 Economic and Market Information                        14
ABOUT FEDERATED INVESTORS                               14

 Mutual Fund Market                                     15
 Institutional Clients                                  15
 Trust Organizations                                    15
 Broker/Dealers and Bank Broker/Dealer Subsidiaries     15
APPENDIX                                                16





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.



(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.



CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
ALABAMA INVESTMENT RISKS

The State of Alabama has experienced some diversification of its economy primarily centered around its metropolitan areas. Agriculture, dominant prior to World War II has given way to the manufacturing of textiles, chemicals, paper, and metals. Manufacturing comprises roughly 23% of Alabama's non-agricultural employment, slightly above the rest of the US., and continues to remain strong as evidenced by Mercedes-Benz's decision to locate a plant in Alabama. Other major non-agricultural sectors include government (20%); wholesale and retail trade (22%); and services, including finance, insurance, and real estate (24%). Over the last decade, the economy has further diversified with the addition of high-tech firms to the Huntsville area and healthcare services to the Birmingham area. During the 1982 recession Alabama's unemployment rate climbed into double digits. The recent recession, however, has not been as severe to the Alabama economy. The state's unemployment rate has reflected national trends (4.7% as of September 1996). However the North American Free Trade Agreement leaves



Alabama exposed to potential job losses in some traditional industries as Mexico offers a lower-cost environment.

Alabama's overall debt structure is more complex than most states, due to its many issuing authorities. Roughly 60% of Alabama's debts are special or limited tax obligations, payable from designated sources. Debt service as a percentage of budget revenues is currently 4.8%, which is above average for the nation. However, since Alabama generally taxes and spends less than most states, debt service appears as a larger part of its revenue in relation to other states. Debt service on a per capita basis is moderate. The state has a strong balanced budget act that allows spending only from moneys on hand. The governor has the ability to prorate budgeted expenditures during the fiscal year in order to balance the budget. This proration ability has been challenged in court, and the outcome may adversely affect the mechanism by which the budget is balanced. Furthermore, Alabama's school funding has been challenged; resolution of this matter may affect the state budget.


The Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of the state or its municipalities to meet their obligations will depend upon the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and municipalities.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued Alabama municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust.



INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.




INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924



Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property



Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of



Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942



Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning



University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President



President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer



Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport



Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.






SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Alabama Municipal Cash Trust: Hubco owned approximately 41,923,196 shares (16.07%); Lynspen & Co. owned approximately 32,212,242 shares (12.34%); EBSCO Investment Services, Inc. owned approximately 14,360,147 shares (5.50%); EBSCO Industries, Inc. owned approximately 20,748,534 shares (7.95%); Locust Mountain Partners owned approximately 14,492,073 shares (5.55%); and NBC Securities, Inc. owned approximately 15,390,497 shares (5.90%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST              TRUST*#                FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
Fund Complex
Thomas G. Bigley++       $3,611    $86,331 for the Trust and



Trustee                            54 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
William J. Copeland      $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Glen R. Johnson          $0        $0 for the Trust and
President and Trustee              14 other investment companies in the
Fund Complex
James E. Dowd            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Peter E. Madden          $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Gregor F. Meyer          $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $3,611    $104,898 for the Trust and



Trustee                            54 other investment companies in the
Fund Complex
Wesley W. Posvar         $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Marjorie P. Smuts        $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and for the period from December 3, 1993 (date of initial public investment to October 31, 1994, the adviser earned $1,049,210, $820,528, and $243,579, respectively, of which $692,887,
$606,516, and $243,579, respectively, were waived.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and for the period from December 3, 1993 (date of initial public investment to October 31, 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.





OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and for the period from December 3, 1993 (date of initial public investment to October 31, 1994, the Administrators earned $158,659, $131,658, and $52,411, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31, 1996, the Fund paid Shareholder Services fees in the amount of $524,605, of which $76,089 was waived.




DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Fund's yield for the seven-day period ended October 31, 1996, was 3.20%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Fund's effective yield for the seven-day period ended October 31, 1996, was 3.25%.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 44.60% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1996, was 5.78%.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                       TAXABLE YIELD EQUIVALENT FOR 1996
                             STATE OF ALABAMA

    COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              20.00%   33.00%    36.00%     41.00%      44.60%

    JOINT      $1 -  $40,101 - $96,901 -    $147,701     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750
    SINGLE     $1 -  $24,001 - $58,151 -   $121,301 -    OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                           TAXABLE YIELD
EQUIVALENT
          ----------------------------
     2.50%     3.13%    3.73%     3.91%      4.24%       4.51%
     3.00%     3.75%    4.48%     4.69%      5.08%       5.42%
     3.50%     4.38%    5.22%     5.47%      5.93%       6.32%
     4.00%     5.00%    5.97%     6.25%      6.78%       7.22%
     4.50%     5.63%    6.72%     7.03%      7.63%       8.12%
     5.00%     6.25%    7.46%     7.81%      8.47%       9.03%
     5.50%     6.88%    8.21%     8.59%      9.32%       9.93%
     6.00%     7.50%    8.96%     9.38%     10.17%      10.83%



     6.50%     8.13%    9.70%    10.16%     11.02%      11.73%
     7.00%     8.75%   10.45%    10.94%     11.86%      12.64%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one-year period ended October 31, 1996 and for the period from December 3, 1993 (date of initial public investment) through October 31, 1996 were 3.22% and 3.16%, respectively.




PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.



J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management.



Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.





COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)



     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.








NORTH CAROLINA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS


The shares of North Carolina Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the



"Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term North Carolina municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of North Carolina, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------



FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  North Carolina Municipal Securities                                          6
  Investment Risks                                                             6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------



  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      27

------------------------------------------------------

ADDRESSES                                                                     28
------------------------------------------------------




SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)............................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None





                      ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)



Management Fee (after waiver) (1).........................................................................      0.08%
12b-1 Fee.................................................................................................       None
Total Other Expenses......................................................................................      0.51%
Shareholder Services Fee.......................................................................      0.25%
     Total Fund Operating Expenses (2)....................................................................      0.59%





 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The total operating expenses would have been 1.01% absent the voluntary waiver of a portion of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE TRUST WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION". Wire--transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                        1 YEAR     3 YEARS    5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.............     $6         $19        $33        $74





     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



NORTH CAROLINA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Public Accountants on page 27.



                                                                                    YEAR ENDED OCTOBER 31,
                                                                                 1996       1995       1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $    1.00  $    1.00   $    1.00
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------
  Net investment income                                                             0.03       0.04        0.02
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------
  Distributions from net investment income                                         (0.03)     (0.04)      (0.02)
-----------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                 $    1.00  $    1.00   $    1.00
-----------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (b)                                                                    3.23%      3.51%       2.06%
-----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------
  Expenses                                                                          0.59%      0.59%       0.49%*
-----------------------------------------------------------------------------
  Net investment income                                                             3.17%      3.46%       2.54%*
-----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                  0.42%      0.40%       0.44%*
-----------------------------------------------------------------------------
SUPPLEMENTAL DATA



-----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                       $137,749    $97,602      $85,249
-----------------------------------------------------------------------------





  * Computed on an annualized basis.

(a) Reflects operations for the period from December 31, 1993 (date of initial public investment) to October 31, 1994. For the period from November 29, 1993 (start of business) to December 31, 1993, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term North Carolina municipal securities. The Fund may not be a suitable investment for retirement plans or for non-North Carolina taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income and North Carolina state income tax or at least 80% of its net assets will be invested in obligations, the interest income from which is exempt from federal regular and North Carolina state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of North Carolina and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and North Carolina income tax ("North Carolina
Municipal Securities"). Examples of North Carolina Municipal Securities include, but are not limited to:


        tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;



        bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;





        municipal commercial paper and other short-term notes;

        variable rate demand notes;

        municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

        participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS.  The Fund may purchase interests in North



     Carolina--Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying North Carolina Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.




DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.



TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).





Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain North Carolina Municipal Securities is subject to the federal alternative minimum tax.

NORTH CAROLINA MUNICIPAL SECURITIES

North Carolina Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

North Carolina Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of North Carolina Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on North Carolina Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of North Carolina Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of North Carolina Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in North Carolina Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these North Carolina Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of North Carolina Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.


Due to these risk considerations, the Fund's concentration in North Carolina Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the



Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.






     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the

     largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES




Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:




   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
         .15%               on the first $250 million
        .125%               on the next $250 million
         .10%               on the next $250 million
        .075%          on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------




Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time that day. Federal funds should be wired as follows: Federated



Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: North Carolina Municipal Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: North Carolina Municipal Cash Trust. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES


SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.




HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.



Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600,



Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses.



If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.





Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


As of December 2, 1996, Stephens Inc., Little Rock, Arkansas, for the exclusive benefit of their customers, owned 28.56% of the voting securities of the Fund, and, therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.




Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than North Carolina. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




NORTH CAROLINA TAXES. Under existing North Carolina laws, distributions made by the Fund will not be subject to North Carolina income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of the state of North Carolina or any of its political subdivisions; or (ii) interest on obligations of the United States or its possessions. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to North Carolina income taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.



Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPAL SECURITIES--101.3%
-------------------------------------------------------------------------------------------------
              NORTH CAROLINA--89.4%
              -----------------------------------------------------------------------------------
$  1,755,000  Alamance County, NC Industrial Facilities & PCFA, (Series B) Weekly VRDNs (Culp,
              Inc.)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                   $    1,755,000
              -----------------------------------------------------------------------------------
   1,200,000  Bladen County, NC Industrial Facilities & PCFA, (Series 1993)
              Weekly VRDNs (BCH Energy, Limited Partnership)/(Bank of
              Tokyo-Mitsubishi Ltd. LOC)                                                                1,200,000
              -----------------------------------------------------------------------------------
   1,600,000  Buncombe County, NC Industrial Facilities & PCFA, (Series 1991) Weekly VRDNs (Rich
              Mount, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                          1,600,000
              -----------------------------------------------------------------------------------
   1,695,000  Burke County, NC Industrial Facilities & PFCA, Weekly VRDNs (Norwalk Furniture Corp
              & Hickory Furniture)/(Branch Banking & Trust Co, Wilson LOC)                              1,695,000
              -----------------------------------------------------------------------------------
     820,000  Catawba County, NC Industrial Facilities & PCFA, (Series 1992) Weekly VRDNs (WSMP,
              Inc.)/(Nationsbank, N.A. LOC)                                                               820,000
              -----------------------------------------------------------------------------------
   4,000,000  Catawba County, NC Industrial Facilities & PCFA, (Series 1994) Weekly VRDNs (Ethan
              Allen Inc Project)/(Bankers Trust Co., New York LOC)                                      4,000,000



              -----------------------------------------------------------------------------------
   4,500,000  Charlotte, NC Airport , Refunding Revenue Bonds (Series 1993A) Weekly VRDNs (MBIA
              INS)/(Commerzbank AG, Frankfurt LIQ)                                                      4,500,000
              -----------------------------------------------------------------------------------
   2,435,000  Charlotte, NC, UT GO, 5.50% Bonds, 5/1/1997                                               2,457,312
              -----------------------------------------------------------------------------------
   3,615,000  Cleveland County, NC Industrial Facilities & PCFA, IDRB (Series 1990) Weekly VRDNs
              (MetalsAmerica, Inc. Project)/(Nationsbank, N.A. LOC)                                     3,615,000
              -----------------------------------------------------------------------------------
   1,610,000  Cleveland County, NC Industrial Facilities & PCFA, Pollution Control Revenue Bonds
              (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America
              Illinois LOC)                                                                             1,610,000
              -----------------------------------------------------------------------------------
     965,000  Davidson County, NC Industrial Facilities & PCFA, IDRB
              (Series 1995) Weekly VRDNs (Lawrence Industries, Inc.
              Project)/(Branch Banking & Trust Co, Wilson LOC)                                            965,000
              -----------------------------------------------------------------------------------





NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------------------
              NORTH CAROLINA--CONTINUED
              -----------------------------------------------------------------------------------
$  2,688,000  Enfield, NC, 4.00% BANs, 3/19/1997                                                   $    2,691,481
              -----------------------------------------------------------------------------------
   1,800,000  Guilford County, NC Industrial Facilities & PCFA, (Series 1989) Weekly VRDNs
              (Bonset America Corp.)/(Dai-Ichi Kangyo Bank Ltd., Tokyo and Industrial Bank of
              Japan Ltd., Tokyo LOCs)                                                                   1,800,000
              -----------------------------------------------------------------------------------
   3,000,000  Guilford County, NC Industrial Facilities & PCFA, (Series 1989) Weekly VRDNs (Culp,
              Inc.)/(Wachovia Bank of NC, NA,
              Winston-Salem LOC)                                                                        3,000,000
              -----------------------------------------------------------------------------------
   8,125,000  Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold
              Project)/(Norwest Bank Minnesota,
              Minneapolis LOC)                                                                          8,125,000
              -----------------------------------------------------------------------------------
   1,000,000  Iredell County, NC Industrial Facilities & PCFA, Industrial Revenue Bonds Weekly
              VRDNs (Jet Corr, Inc. Project)/(National Bank of Canada, Montreal LOC)                    1,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Johnson County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (Inolex



              Chemical Company Project)/(PNC Bank,
              N.A. LOC)                                                                                 1,000,000
              -----------------------------------------------------------------------------------
   2,000,000  Lee County, NC Industrial Facility & PCFA, (Series 1989) Weekly VRDNs (Avondale
              Mills, Inc.)/(SunTrust Bank, Atlanta LOC)                                                 2,000,000
              -----------------------------------------------------------------------------------
   2,600,000  Lincoln County, NC Industrial Facility & PCFA, Industrial Revenue Bonds Weekly
              VRDNs (Leucadia, Inc Project)/(National Bank of Canada, Montreal LOC)                     2,600,000
              -----------------------------------------------------------------------------------
  11,000,000  Martin County, NC IFA, (Series 1993) Weekly VRDNs
              (Weyerhaeuser Co.)                                                                       11,000,000
              -----------------------------------------------------------------------------------
   2,500,000  Mecklenberg County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs
              (SteriGenics International Project)/(Comerica Bank, Detroit, MI LOC)                      2,500,000
              -----------------------------------------------------------------------------------
   2,000,000  Mecklenberg County, NC Industrial Facility & PCFA, Weekly VRDNs (Manhasset Bay
              Associates)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                           2,000,000
              -----------------------------------------------------------------------------------
   1,000,000  Mecklenburg County, NC, (Series 1996) Weekly VRDNs
              (YMCA of Greater Charlotte Project)/(Wachovia Bank of NC, NA,
              Winston-Salem LOC)                                                                        1,000,000
              -----------------------------------------------------------------------------------





NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------------------
              NORTH CAROLINA--CONTINUED
              -----------------------------------------------------------------------------------
$  2,000,000  New Hanover County, NC PCFA Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co,
              Wilson LOC)                                                                          $    2,000,000
              -----------------------------------------------------------------------------------
   6,000,000  New Hanover County, NC PCFA, (Series 1984) Weekly VRDNs (American Hoist & Derrick
              Company Project)/(First Union National Bank, Charlotte, NC LOC)                           6,000,000
              -----------------------------------------------------------------------------------
   1,445,000  New Hanover County, NC PCFA, (Series 1990) Weekly VRDNs (Wilmington Machinery Inc.
              Project)/(Branch Banking & Trust Co, Wilson LOC)                                          1,445,000
              -----------------------------------------------------------------------------------
   3,000,000  North Carolina Agricultural Finance Authority, (Series 1996) Weekly VRDNs (Coastal
              Carolina Gin L.L.C. Project)/(Branch Banking & Trust Co, Wilson LOC)                      3,000,000
              -----------------------------------------------------------------------------------
   2,000,000  North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series A),
              7.50% Bonds (United States Treasury PRF),
              1/1/1997 (@102)                                                                           2,053,403
              -----------------------------------------------------------------------------------
     500,000  North Carolina Medical Care Commission Hospital, Revenue Bonds (Series 1993) Weekly
              VRDNs (Moses H. Cone Memorial)                                                              500,000



              -----------------------------------------------------------------------------------
   4,000,000  North Carolina Municipal Power Agency No. 1, (Series A), 3.70% CP (Morgan Guaranty
              Trust Co., New York and Union Bank of Switzerland, Zurich LOCs), Mandatory Tender
              12/11/1996                                                                                4,000,000
              -----------------------------------------------------------------------------------
   4,000,000  Onslow County, NC Industrial Facilities & PCFA, Weekly VRDNs (Mine Safety
              Appliances Co.)/(Sanwa Bank Ltd, Osaka LOC)                                               4,000,000
              -----------------------------------------------------------------------------------
   3,280,000  Orange County, NC Industrial Facilities & PCFA, Weekly VRDNs (Mebane Packaging
              Corp)/(First Union National Bank,
              Charlotte, N.C. LOC)                                                                      3,280,000
              -----------------------------------------------------------------------------------
   1,300,000  Piedmont, NC Airport Authority Weekly VRDNs (Triad International Maintenance
              Corp.)/(Mellon Bank NA, Pittsburgh LOC)                                                   1,300,000
              -----------------------------------------------------------------------------------
   1,900,000  Randolph County, NC IDA, (Series 1990) Weekly VRDNs (Wayne Steel, Inc.)/(Bank One,
              Akron, N.A. LOC)                                                                          1,900,000
              -----------------------------------------------------------------------------------
   5,000,000  Richmond County, NC Industrial Facilities & Pollution Control, (Series 1991) Weekly
              VRDNs (Bibb Company)/(Citibank NA,
              New York LOC)                                                                             5,000,000
              -----------------------------------------------------------------------------------





NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------------------
              NORTH CAROLINA--CONTINUED
              -----------------------------------------------------------------------------------
$  2,000,000  Rutherford County, NC, Industrial Facilities & PCFA, Weekly VRDNs (Spring-Ford
              Knitting Co.)/(Branch Banking & Trust Co, Wilson LOC)                                $    2,000,000
              -----------------------------------------------------------------------------------
   5,000,000  University of North Carolina, (Series 1989) Weekly VRDNs (University of North
              Carolina at Chapel Hill General Alumni Association)/(Credit Suisse, Zurich LOC)           5,000,000
              -----------------------------------------------------------------------------------
   3,000,000  Wake County, NC Industrial Facilities & PCFA, (Series 1990B), 3.75% CP (Carolina
              Power & Light Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender 12/17/1996              3,000,000
              -----------------------------------------------------------------------------------
   5,700,000  Wake County, NC Industrial Facilities & PCFA, (Series 1990B), 3.80% CP (Carolina
              Power & Light Co.)/(Fuji Bank, Ltd., Tokyo LOC), Mandatory Tender 11/12/1996              5,700,000
              -----------------------------------------------------------------------------------
   4,400,000  Wake County, NC, UT GO, 4.25% Bonds, 3/1/1997                                             4,417,098
              -----------------------------------------------------------------------------------
   1,900,000  Washington County, NC Industrial Facilities and Pollution Control Financing
              Authority, IDRB (Series 1995) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.
              Project)/(Wachovia Bank of NC, NA, Winston-Salem LOC)                                     1,900,000
              -----------------------------------------------------------------------------------



   3,777,150  Wayne County, NC PCFA Weekly VRDNs (Cooper Industries, Inc.)/ (Sanwa Bank Ltd,
              Osaka LOC)                                                                                3,777,150
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                   123,206,444
              -----------------------------------------------------------------------------------  --------------
              PUERTO RICO--7.5%
              -----------------------------------------------------------------------------------
   3,000,000  Puerto Rico Electric Power Authority, (Series K), 9.375% Bonds (United States
              Treasury PRF), 7/1/1997 (@102)                                                            3,168,881
              -----------------------------------------------------------------------------------
   3,000,000  Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983A), 3.80% TOBs
              (Reynolds Metals Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional Tender 9/1/1997       3,000,000
              -----------------------------------------------------------------------------------
   4,200,000  Puerto Rico Industrial, Tourist, Education, Medical & Environmental Control Finance
              Authority, (Series 1994A), 3.80% CP (Inter American University of Puerto
              Rico)/(Banque Paribas, Paris LOC), Mandatory Tender 1/13/1997                             4,200,000
              -----------------------------------------------------------------------------------  --------------
              Total                                                                                    10,368,881
              -----------------------------------------------------------------------------------  --------------





NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                              VALUE
------------  -----------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------------------------------
              VIRGIN ISLANDS--4.4%
              -----------------------------------------------------------------------------------
$  6,000,000  Virgin Islands HFA, Single Family Mortgage Revenue Refunding Bonds (1995 Series B),
              3.50% TOBs (Trinity Funding Company INV), Mandatory Tender 11/1/1996                 $    6,000,000
              -----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS AT AMORTIZED COST (B)                                              $  139,575,325
              -----------------------------------------------------------------------------------  --------------





Securities that are subject to Alternative Minimum Tax represent 45% of the portfolio as calculated based upon total portfolio market value.

 (a) The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NSRO's") or unrated securities of comparable quality. A NRSO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term ratings categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security. At October 31, 1996, the portfolio securities were rated as follows:

     TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)



 FIRST TIER        SECOND TIER
       100%                0%





(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($137,748,525) at October 31, 1996.

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

AMT--Alternative Minimum Tax
BANs--Bond Anticipation Notes
CP--Commercial Paper
GO--General Obligation
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IDRB--Industrial Development Revenue Bond
IFA--Industrial Finance Authority
INS--Insured
INV--Investment Agreement
LIQ--Liquidity Agreement
LOCs--Letter(s) of Credit
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PCA--Pollution Control Authority
PCFA--Pollution Control Finance Authority



PRF--Prerefunded
TOBs--Tender Option Bonds
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------



ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  139,575,325
-------------------------------------------------------------------------------------------------
Cash                                                                                                      346,865
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         900,873
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 44,000
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          24,556
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     140,891,619
-------------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------
Payable for investments purchased                                                    $  3,000,000
-----------------------------------------------------------------------------------
Payable for shares redeemed                                                                20,795
-----------------------------------------------------------------------------------
Income distribution payable                                                                54,001
-----------------------------------------------------------------------------------
Accrued expenses                                                                           68,298
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                  3,143,094
-------------------------------------------------------------------------------------------------  --------------



NET ASSETS for 137,748,525 shares outstanding                                                      $  137,748,525
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
$137,748,525 / 137,748,525 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------





(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------



INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  4,392,257
----------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    582,818
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
--------------------------------------------------------------------------------------
Custodian fees                                                                                22,970
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      32,795
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,020
--------------------------------------------------------------------------------------
Auditing fees                                                                                 11,156
--------------------------------------------------------------------------------------
Legal fees                                                                                     4,398
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     41,569
--------------------------------------------------------------------------------------
Shareholder services fee                                                                     291,409
--------------------------------------------------------------------------------------
Share registration costs                                                                      36,805
--------------------------------------------------------------------------------------



Printing and postage                                                                          12,355
--------------------------------------------------------------------------------------
Insurance premiums                                                                             3,352
--------------------------------------------------------------------------------------
Miscellaneous                                                                                 13,895
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,180,542
--------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                         (487,687)
--------------------------------------------------------------------------------------  ------------
     Net expenses                                                                                          692,855
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  3,699,402
----------------------------------------------------------------------------------------------------  ------------





(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                      YEAR ENDED OCTOBER 31,
                                                                                      1996             1995
-------------------------------------------------------------------------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $     3,699,402  $     3,716,494
-------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income                                              (3,699,402)      (3,716,494)
-------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         825,948,456      901,368,780
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                                      2,898,862        2,529,218
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (788,700,740)    (891,545,071)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                           40,146,578       12,352,927
-------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                        40,146,578       12,352,927



-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                   97,601,947       85,249,020
-------------------------------------------------------------------------------  ---------------  ---------------
End of period                                                                    $   137,748,525  $    97,601,947
-------------------------------------------------------------------------------  ---------------  ---------------





(See Notes which are an integral part of the Financial Statements)

NORTH CAROLINA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION


Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.




     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.



     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
     affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
----------------------------------------------------------------------------------  --------------  --------------
Shares sold                                                                            825,948,456     901,368,780
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                                                   2,898,862       2,529,218
----------------------------------------------------------------------------------
Shares redeemed                                                                       (788,700,740)   (891,545,071)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                       40,146,578      12,352,927
----------------------------------------------------------------------------------  --------------  --------------





At October 31, 1996, capital paid-in aggregated $137,748,525.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing

NORTH CAROLINA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
     agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational expenses and start-up administrative service expenses of $53,386 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $10,380 pursuant to this agreement.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $428,065,000 and $378,920,000, respectively.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.




5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 81.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.9% of total investments.





REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(North Carolina Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities, of North Carolina Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania



November 20, 1996

ADDRESSES
--------------------------------------------------------------------------------

North Carolina Municipal Cash Trust
                                                       Federated Investors Tower
                                                       Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Distributor
              Federated Securities Corp.               Federated Investors Tower
                                                       Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Investment Adviser
              Federated Management                     Federated Investors Tower
                                                       Pittsburgh, PA 15222-3779
--------------------------------------------------------------------------------

Custodian
              State Street Bank and Trust Company      P.O. Box 8600
                                                       Boston, MA 02266-8600
--------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent
              Federated Shareholder Services Company   P.O. Box 8600



                                                       Boston, MA 02266-8600

--------------------------------------------------------------------------------

Independent Public Accountants
              Arthur Andersen LLP                      2100 One PPG Place
                                                       Pittsburgh, PA 15222
--------------------------------------------------------------------------------


NORTH CAROLINA MUNICIPAL
CASH TRUST

PROSPECTUS

A Portfolio of Federated Municipal
Trust, an Open-End Management
Investment Company



Prospectus dated December 31, 1996



[LOGO]  FEDERATED SECURITIES CORP.



        FEDERATED INVESTORS TOWER
        PITTSBURGH, PA 15222-3779

        Cusip 314229782     [RECYCLED PAPER LOGO]
        3090803A (12/96)






                     NORTH CAROLINA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of North Carolina Municipal Cash Trust (the ''Fund'), a portfolio of Federated Municipal Trust (the ''Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
                                          PITTSBURGH, PA 15222-3779
                                              Statement dated December 31,
                                                        1996
                Federated Securities Corp. is the distributor of the Fund
                      and is a subsidiary of Federated Investors.




Cusip 314229782
3090803B (12/96)







INVESTMENT POLICIES                                 1

 Acceptable Investments                             1
 Participation Interests                            1
 Municipal Leases                                   1
 Ratings                                            1
 When-Issued and Delayed Delivery Transactions      1
 Repurchase Agreements                              2
 Reverse Repurchase Agreements                      2
 Credit Enhancement                                 2
INVESTMENT LIMITATIONS                              3

FEDERATED MUNICIPAL TRUST MANAGEMENT                5

 Share Ownership                                    9
 Trustees Compensation                              9
 Trustee Liability                                  9
INVESTMENT ADVISORY SERVICES                       10

 Investment Adviser                                10
 Advisory Fees                                     10
BROKERAGE TRANSACTIONS                             10

OTHER SERVICES                                     10

 Fund Administration                               10
 Custodian and Portfolio Accountant                11
 Transfer Agent                                    11
 Independent Public Accountants                    11
SHAREHOLDER SERVICES AGREEMENT                     11



DETERMINING NET ASSET VALUE                        11

REDEMPTION IN KIND                                 12

MASSACHUSETTS PARTNERSHIP LAW                      12

THE FUND'S TAX STATUS                              12

PERFORMANCE INFORMATION                            12

 Yield                                             12
 Effective Yield                                   12
 Tax-Equivalent Yield                              12
 Tax-Equivalency Table                             13
 Total Return                                      14
 Performance Comparisons                           14
 Economic and Market Information                   14
ABOUT FEDERATED INVESTORS                          14

 Mutual Fund Market                                15
 Institutional Clients                             15
 Trust Organizations                               15
 Broker/Dealers and Bank Broker/Dealer Subsidiaries15
APPENDIX                                           16





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an 'event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ('NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc.



(`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ('Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the 'credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

NORTH CAROLINA INVESTMENT RISKS
The state of North Carolina's credit strength is derived from a diversified and growing economy, relatively low unemployment rates, strong financial management, and a low debt burden. In recent years, the state's economy has become less dependent on agriculture (primarily tobacco) and manufacturing (textiles and furniture) and has experienced increased activity in financial services, research, high-tech manufacturing, and tourism. Although by national standards North Carolina is not one of the wealthier states (89% of national average), it is among the top in the Southeast region and its growth in personal income continues to outstrip national figures. The employment picture in North Carolina remains healthy with unemployment rates significantly below national averages and employment growth rates among the highest in the country.
North Carolina is a conservative debt issuer and has consistently maintained extremely low debt levels. Such conservative levels are inherent in the state's financial structure which contains constitutional debt limits. The state's administration continues to demonstrate its ability and willingness to adjust financial planning and budgeting to preserve financial balance. When finances became tight during the recession of the early 1990s, the state quickly responded to shortfalls by increasing its sales and corporate tax rates and implementing expenditure reductions. Since the recession, North Carolina has seen improving state finances and has implemented a series of tax cuts while maintaining to fund capital and budget reserve accounts. The finances of many of North Carolina's municipalities are also very strong. This strength can be partially attributed to the Local Government Commission of North Carolina which serves as a central oversight and consulting group which must approve all debt issued by state municipalities. It is interesting to note that over 25% of all Aaa-rated tax-exempt bonds issued nationwide are issued by local municipalities within the state.


The Fund's concentration in securities issued by the state and its political subdivisions provide a greater level of risk than a fund which is diversified across a number of states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.



ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets except that it may acquire publicly or nonpublicly issued North Carolina municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, limitations, and its Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.





INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be 'cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.



Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee



Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925



Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and



Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer



Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, 'Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated



American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.




SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the North Carolina Municipal Cash Trust:
Stephens Inc., Little Rock, Arkansas, for the exclusive benefit of their customers, owned approximately 35,547,752 shares (28.56%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST              TRUST*#                FROM FUND COMPLEX +


John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
Fund Complex
Thomas G. Bigley++       $3,611    $86,331 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
William J. Copeland      $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex



Glen R. Johnson          $0        $0 for the Trust and
President and Trustee              14 other investment companies in the
Fund Complex
James E. Dowd            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Peter E. Madden          $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Gregor F. Meyer          $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Wesley W. Posvar         $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Marjorie P. Smuts        $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex



*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES




For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996 and 1995, and for the period November 29, 1993 (start of business) to October 31, 1994, the adviser earned $582,818, $537,013, and $296,066, respectively, of which $487,687, $433,120, and
$261,597, respectively, were waived.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996 and 1995, and for the period December 31, 1993 (date of initial public investment) to October 31, 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information,



Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996 and 1995, and for the period November 29, 1993 (start of business) to October 31, 1994, the Administrators earned $125,000, $125,000, and $52,447, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31, 1996, the Fund paid Shareholder Services fees in the amount of $291,409.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the 'Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the 'base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Fund's yield for the seven-day period ended October 31, 1996, was 3.05%.




EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The Fund's effective yield for the seven-day period ended October 31, 1996, was 3.09%.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 47.35% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1996, was 5.79%.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a 'tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                       TAXABLE YIELD EQUIVALENT FOR 1996



                               STATE OF NORTH CAROLINA


    COMBINED
    FEDERAL
    AND STATE:22.00%  35.00%     38.75%      43.75%     47.35%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     3.50%     4.49%    5.38%     5.71%      6.22%       6.65%
     4.00%     5.13%    6.15%     6.53%      7.11%       7.60%
     4.50%     5.77%    6.92%     7.35%      8.00%       8.55%
     5.00%     6.41%    7.69%     8.16%      8.89%       9.50%
     5.50%     7.05%    8.46%     9.98%      9.78%      10.45%
     6.00%     7.69%    9.23%     9.80%     10.67%      11.40%
     6.50%     8.33%   10.00%    10.61%     11.56%      12.35%
     7.00%     8.97%   10.77%    11.43%     12.44%      13.30%
     7.50%     9.62%   11.54%    12.24%     13.33%      14.25%
     8.00%    10.26%   12.31%    13.06%     14.22%      15.19%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one-year period ended October 31, 1996, and for the period from December 31, 1993 (date of initial public investment) through October 31, 1996, were 3.23% and 3.11%, respectively.




PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.



ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.



J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.






*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1

This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS



Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS



AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
<.R>
NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.



NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.





MARYLAND MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS




The Shares of Maryland Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Maryland municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Maryland, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.




The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------



SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Maryland Municipal Securities                                                6
  Investment Risks                                                             6
  Investment Limitations                                                       7

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Shares                                                       8
  Administration of the Fund                                                   8

NET ASSET VALUE                                                                9
------------------------------------------------------



HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 11

ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL STATEMENTS                                                          15
------------------------------------------------------

REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          25
------------------------------------------------------




ADDRESSES                                                                     26
------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES




Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).............................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)............................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None

                                           ANNUAL FUND OPERATING EXPENSES
                                       (As a percentage of average net assets)

Management Fee (after waiver) (1).........................................................................      0.00%
12b-1 Fee.................................................................................................       None
Total Other Expenses (after expense reimbursement)........................................................      0.65%
     Shareholder Services Fee (after waiver) (2)...............................................      0.24%
          Total Fund Operating Expenses (3)...............................................................      0.65%





 (1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

 (2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 1.30% absent the voluntary waiver of the management fee and the voluntary waiver of a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE
VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                  1 year     3 years    5 years    10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period................................................................     $7         $21        $36        $81





     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MARYLAND MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 25.



                                                                                       YEAR ENDED OCTOBER 31,
                                                                                    1996       1995       1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $    1.00  $    1.00   $    1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                0.03       0.03        0.01
--------------------------------------------------------------------------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                            (0.03)     (0.03)      (0.01)
--------------------------------------------------------------------------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                    $    1.00  $    1.00   $    1.00
--------------------------------------------------------------------------------  ---------  ---------  -----------
TOTAL RETURN (b)                                                                       3.11%      3.36%       1.30%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                             0.65%      0.65%       0.46%*
--------------------------------------------------------------------------------
  Net investment income                                                                3.09%      3.30%       2.68%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.65%      0.50%       0.53%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA



--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $54,286    $51,400     $56,275
--------------------------------------------------------------------------------





  * Computed on an annualized basis.

(a) Reflects operations for the period from May 9, 1994 (date of initial public investment) to October 31, 1994. For the period from April 25, 1994 (start of business) to May 9, 1994, the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term Maryland municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Maryland taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES





The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Maryland state and local income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Maryland and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Maryland state and local income tax, ("Maryland Municipal Securities"). Examples of Maryland Municipal Securities include, but are not limited to:


        tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

        bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

        municipal commercial paper and other short-term notes;

        variable rate demand notes;

        municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

        participation, trust, and partnership interests in any of the foregoing obligations.


     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.



     PARTICIPATION INTERESTS. The Fund may purchase interests in Maryland Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Maryland Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.





DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).




Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Maryland Municipal Securities is subject to the federal alternative minimum tax.

MARYLAND MUNICIPAL SECURITIES

Maryland Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Maryland Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Maryland Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.



INVESTMENT RISKS

Yields on Maryland Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Maryland Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Maryland Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Maryland Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Maryland Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Maryland Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Maryland Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge more than 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees.



The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the



     largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


     Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.





SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.





ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:




MAXIMUM FEE        AVERAGE AGGREGATE DAILY NET ASSETS
         .15%               on the first $250 million
        .125%               on the next $250 million
         .10%               on the next $250 million
        .075%          on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------




Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.



In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.



PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.






PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 (Eastern time) to place an order. The order is considered received immediately.



Payment by federal funds must be received before 3:00 (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: Maryland Municipal Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Maryland Municipal Cash Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES



SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.






REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.




SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.



The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.


Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Maryland. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




MARYLAND TAXES. Under existing Maryland laws, distributions made by the Fund will not be subject to Maryland state or local income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest on tax-exempt obligations of Maryland or its political subdivisions or authorities; (ii) interest on obligations of the United States or an authority, commission, instrumentality, possession or territory of the Unites States; or (iii) gain realized by the Fund from the sale or exchange of bonds issued by Maryland, a political subdivision of Maryland, or the United States government (excluding obligations issued by the District of Columbia, a territory or possession of the United States, or a department, agency, instrumentality, or political subdivision of the District, territory or possession). Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Maryland income taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
(a) SHORT-TERM MUNICIPALS--99.2%
--------------------------------------------------------------------------------------------------
              MARYLAND--94.8%
              ------------------------------------------------------------------------------------
$  1,000,000  Anne Arundel County, MD, EDRB (Series 1988), 3.60% CP (Baltimore Gas & Electric
              Co.), Mandatory Tender 12/18/1996                                                     $   1,000,000
              ------------------------------------------------------------------------------------
   1,000,000  Anne Arundel County, MD, EDRB (Series 1988), 3.65% CP (Baltimore Gas & Electric
              Co.), Mandatory Tender 11/12/1996                                                         1,000,000
              ------------------------------------------------------------------------------------
   1,000,000  Anne Arundel County, MD, EDRB (Series 1988), 3.70% CP (Baltimore Gas & Electric
              Co.), Mandatory Tender 11/21/1996                                                         1,000,000
              ------------------------------------------------------------------------------------
   1,900,000  Anne Arundel County, MD, EDRB (Series 1996) Weekly VRDNs (Atlas Container
              Corporation Project)/(Mellon Bank NA, Pittsburgh LOC)                                     1,900,000
              ------------------------------------------------------------------------------------
   1,375,000  Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts Realty Limited
              Partnership)/(PNC Bank, NA, Delaware LOC)                                                 1,375,000
              ------------------------------------------------------------------------------------
   1,700,000  Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum
              Corp.)/(Morgan Guaranty Trust Co., New York LOC)                                          1,700,000
              ------------------------------------------------------------------------------------



   1,500,000  Baltimore County, MD, Revenue Bonds (1994 Issue) Weekly VRDNs (Direct Marketing
              Associates, Inc. Facility)/(First National Bank of Maryland, Baltimore LOC)               1,500,000
              ------------------------------------------------------------------------------------
     800,000  Baltimore, MD, (Series 1988) Weekly VRDNs (Cherill Associated
              Facility)/(Nationsbank, N.A. LOC)                                                           800,000
              ------------------------------------------------------------------------------------
   1,500,000  Cecil County, MD, County Commissioners EDRB (Series 1988S) Weekly VRDNs (Williams
              Mobile Offices, Inc.)/(First National Bank of Maryland, Baltimore LOC)                    1,500,000
              ------------------------------------------------------------------------------------
     910,000  Elkton, MD, Revenue Refunding Bonds (Series 1992) Weekly VRDNs (Highway Service
              Ventures, Inc. Facility)/(First Union National Bank, Charlotte, NC LOC)                     910,000
              ------------------------------------------------------------------------------------
   3,141,000  Hartford County, MD, (Series 1989) Weekly VRDNs (Hartford Commons Associates
              Facility)/(Nationsbank, N.A. LOC)                                                         3,141,000
              ------------------------------------------------------------------------------------
   2,000,000  Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995) Weekly VRDNs (Maryland
              Municipal Bond Fund)/(Nationsbank, N.A. LOC)                                              2,000,000
              ------------------------------------------------------------------------------------





MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------------------------
              MARYLAND--CONTINUED
              ------------------------------------------------------------------------------------
$  2,546,000  Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program
              Revenue Notes, 3.80% CP (John Hopkins University)/ (Sanwa Bank Ltd, Osaka LIQ),
              Mandatory Tender 1/16/1997                                                            $   2,546,000
              ------------------------------------------------------------------------------------
   1,000,000  Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series
              1985A) Weekly VRDNs (First National Bank of Chicago LOC)                                  1,000,000
              ------------------------------------------------------------------------------------
     900,000  Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series
              1992B) Weekly VRDNs (North Arundel Hospital)/ (Mellon Bank NA, Pittsburgh LOC)              900,000
              ------------------------------------------------------------------------------------
   2,000,000  Maryland State Community Development Administration, (Series 1990A) Weekly VRDNs
              (College Estates)/(First National Bank of Maryland, Baltimore LOC)                        2,000,000
              ------------------------------------------------------------------------------------
   2,000,000  Maryland State Community Development Administration, Single Family Program Bonds
              (1996 Second Series), 4.00% TOBs, Mandatory Tender 9/1/1997                               2,000,000
              ------------------------------------------------------------------------------------
   2,000,000  Maryland State Department of Transportation, 3.75% Bonds, 12/15/1996                      2,000,036
              ------------------------------------------------------------------------------------



   2,000,000  Maryland State Energy Financing Administration, Annual Tender Solid Waste Disposal
              Revenue Refunding Bonds, 4.10% TOBs (Nevamar Corp.)/(International Paper Co. GTD),
              Optional Tender 9/1/1997                                                                  2,000,000
              ------------------------------------------------------------------------------------
   3,000,000  Maryland State Energy Financing Administration, IDRB (Series 1988) Weekly VRDNs
              (Morningstar Foods, Inc.)/(Nationsbank of Texas, N.A. LOC)                                3,000,000
              ------------------------------------------------------------------------------------
   1,500,000  Maryland State Energy Financing Administration, Limited Obligation Variable Rate
              Demand Revenue Bonds (Series 1996) Weekly VRDNs (Keywell L.L.C.)/(Bank of America
              Illinois LOC)                                                                             1,500,000
              ------------------------------------------------------------------------------------
   1,000,000  Maryland State IDFA, 4.75% Bonds (Holy Cross Health System Corp.), 12/1/1996              1,000,911
              ------------------------------------------------------------------------------------
   3,300,000  Maryland State IDFA, Economic Development Revenue Refunding Bonds (Series 1994)
              Weekly VRDNs (Johnson Controls, Inc.)                                                     3,300,000
              ------------------------------------------------------------------------------------
   1,500,000  Montgomery County, MD Housing Opportunities Commission, (Series 1996 C), 3.70% TOBs,
              Mandatory Tender 3/17/1997                                                                1,500,000
              ------------------------------------------------------------------------------------





MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  -------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------------------------
              MARYLAND--CONTINUED
              ------------------------------------------------------------------------------------
$  1,000,000  Montgomery County, MD Housing Opportunities Commission, Multifamily Housing Revenue
              Bonds (1995 Series B), 3.90% BANs,
              11/14/1996                                                                            $   1,000,000
              ------------------------------------------------------------------------------------
   3,000,000  Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial Convention
              Facility)/(Chase Manhattan Bank N.A., New York LOC)                                       3,000,000
              ------------------------------------------------------------------------------------
   1,100,000  Prince George's County, MD, IDRB (Series 1993), 4.10% TOBs (International Paper
              Co.)/(International Paper Co. GTD), Optional Tender 7/15/1997                             1,100,000
              ------------------------------------------------------------------------------------
   1,500,000  University of Maryland, Series A, 6.90% Bonds, 10/1/1997                                  1,541,999
              ------------------------------------------------------------------------------------
   4,260,000  Wicomico County, MD, EDRB (Series 1994) Weekly VRDNs (Field Container Co.
              L.P.)/(Northern Trust Co., Chicago, IL LOC)                                               4,260,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                    51,474,946
              ------------------------------------------------------------------------------------  -------------
              PUERTO RICO--4.4%



              ------------------------------------------------------------------------------------
   1,400,000  Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983A), 3.80% TOBs
              (Reynolds Metals Co.)/(ABN AMRO Bank N.V., Amsterdam LOC), Optional Tender 9/1/1997       1,400,000
              ------------------------------------------------------------------------------------
   1,000,000  Puerto Rico Industrial, Tourist, Education, Medical & Environmental Control Finance
              Authority, (Series 1994A), 3.80% CP (Inter American University of Puerto
              Rico)/(Banque Paribas, Paris LOC), Mandatory Tender 1/13/1997                             1,000,000
              ------------------------------------------------------------------------------------  -------------
              Total                                                                                     2,400,000
              ------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS AT AMORTIZED COST (b)                                               $  53,874,946
              ------------------------------------------------------------------------------------  -------------





Securities that are subject to Alternative Minimum Tax represent 54% of the portfolio as calculated based upon total portfolio market value.

(a) The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. A NRSROs two highest rating categories are determined without regard for sub-categories and gradations. For example, securities, rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or

MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

      FIN-1+, FIN-1 and FIN-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term ratings categories.

      Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security. At October 31, 1996, the portfolio securities were rated as follows:

      TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)



   FIRST TIER      SECOND TIER
      94%               6%





(b)   Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($54,285,803) at October 31, 1996.

The following acronyms are used throughout this portfolio:

BANs-- Bond Anticipation Notes
CP-- Commercial Paper
EDC-- Economic Development Commission
EDR-- Economic Development Revenue
EDRB-- Economic Development Revenue Bonds
GTD--Guaranty
IDA-- Industrial Development Authority
IDRB-- Industrial Development Revenue Bond
IDFA-- Industrial Development Finance
        Authority
LIQ--Liquidity Agreement
LOC--Letter of Credit
PCA-- Pollution Control Authority
TOBs-- Tender Option Bonds
VRDNs-- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)





MARYLAND MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------



ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                         $  53,874,946
---------------------------------------------------------------------------------------------------
Cash                                                                                                       139,168
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          285,064
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           21,246
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       54,320,424
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Income distribution payable                                                               $  10,773
----------------------------------------------------------------------------------------
Payable for Shareholder Servicing Fee                                                        11,255
----------------------------------------------------------------------------------------
Accrued expenses                                                                             12,593
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      34,621
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 54,285,803 shares outstanding                                                         $  54,285,803
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$54,285,803 / 54,285,803 shares outstanding                                                                  $1.00



---------------------------------------------------------------------------------------------------  -------------





(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------



INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  1,775,776
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   237,399
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    125,000
---------------------------------------------------------------------------------------
Custodian fees                                                                                16,439
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      19,218
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,494
---------------------------------------------------------------------------------------
Auditing fees                                                                                 11,428
---------------------------------------------------------------------------------------
Legal fees                                                                                     4,381
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     40,866
---------------------------------------------------------------------------------------
Shareholder services fee                                                                     118,700
---------------------------------------------------------------------------------------
Share registration costs                                                                      21,823
---------------------------------------------------------------------------------------



Printing and postage                                                                           7,216
---------------------------------------------------------------------------------------
Insurance premiums                                                                             2,994
---------------------------------------------------------------------------------------
Taxes                                                                                            336
---------------------------------------------------------------------------------------
Miscellaneous                                                                                 10,376
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          617,670
---------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                                           $(237,399)
--------------------------------------------------------------------------
  Waiver of shareholder services fee                                             (4,748)
--------------------------------------------------------------------------
  Reimbursement of other operating expenses                                     (64,815)
--------------------------------------------------------------------------  -----------
     Total waivers and reimbursements                                                       (306,962)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     310,708
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                  $  1,465,068
----------------------------------------------------------------------------------------------------  ------------





(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                      YEAR ENDED OCTOBER 31,
                                                                                      1996             1995
-------------------------------------------------------------------------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $     1,465,068  $     1,952,599
-------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income                                              (1,465,068)      (1,952,599)
-------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         135,836,347      180,327,160
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                               1,324,055        1,800,625
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (134,274,793)    (187,002,830)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                            2,885,609       (4,875,045)
-------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                         2,885,609       (4,875,045)



-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                   51,400,194       56,275,239
-------------------------------------------------------------------------------  ---------------  ---------------
End of period                                                                    $    54,285,803  $    51,400,194
-------------------------------------------------------------------------------  ---------------  ---------------





(See Notes which are an integral part of the Financial Statements)

MARYLAND MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the state of Maryland consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1996, capital paid-in aggregated $54,285,803.

Transactions in shares were as follows:



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996           1995
----------------------------------------------------------------------------------  --------------  --------------
Shares sold                                                                            135,836,347     180,327,160
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       1,324,055       1,800,625
----------------------------------------------------------------------------------
Shares redeemed                                                                       (134,274,793)   (187,002,830)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                        2,885,609      (4,875,045)
----------------------------------------------------------------------------------  --------------  --------------





4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, the Fund will pay Federated Shareholder Services up to 0.25% of average daily net assets of the Fund for the period. The fee paid to Federated Shareholder Services is used to finance certain services for shareholders and to maintain shareholder accounts. Federated Shareholder Services may voluntarily choose to waive any portion of its fee. Federated Shareholder Services can modify or terminate this voluntary waiver at any time at its sole discretion.




MARYLAND MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     ORGANIZATIONAL EXPENSES--Organizational and start-up administrative service expenses of $45,952 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five year period following the effective date. For the period ended October 31, 1996, the Fund paid $2,485 pursuant to this agreement.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 53% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17% of total investments.



Report of Independent Public Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Maryland Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Maryland Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maryland Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
November 20, 1996


ADDRESSES
--------------------------------------------------------------------------------



Maryland Municipal Cash Trust
                                                                                       Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                         Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                               Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                                P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                             P.O. Box 8600
                                                                                           Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Independent Public Accountants



                    Arthur Andersen LLP                                                2100 One PPG Place
                                                                                       Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------






MARYLAND MUNICIPAL
CASH TRUST
PROSPECTUS
A Portfolio of Federated Municipal
Trust, an Open-End Management
Investment Company



Prospectus dated December 31, 1996



  [LOGO]    Federated Investors
Since 1955
            Federated Investors Tower
            Pittsburgh, PA 15222-3779

            Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


            Cusip 314229774
            G00105-01-A (12/96)








                        MARYLAND MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Maryland Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 314229774
G00105-02-B(12/96)






INVESTMENT POLICIES                                       1

 Acceptable Investments                                   1
 Participation Interests                                  1
 Municipal Leases                                         1
 Ratings                                                  1
 When-Issued and Delayed Delivery Transactions            1
 Repurchase Agreements                                    2
 Reverse Repurchase Agreements                            2
 Credit Enhancement                                       2
INVESTMENT LIMITATIONS                                    3

FEDERATED MUNICIPAL TRUST MANAGEMENT                      5

 Share Ownership                                          9
 Trustees Compensation                                   10
 Trustee Liability                                       10
INVESTMENT ADVISORY SERVICES                             11

 Investment Adviser                                      11
 Advisory Fees                                           11
BROKERAGE TRANSACTIONS                                   11

OTHER SERVICES                                           11

 Fund Administration                                     11
 Custodian and Portfolio Accountant                      12
 Transfer Agent                                          12
 Independent Public Accountants                          12
SHAREHOLDER SERVICES                                     12



DETERMINING NET ASSET VALUE                              12

REDEMPTION IN KIND                                       13

MASSACHUSETTS PARTNERSHIP LAW                            13

THE FUND'S TAX STATUS                                    13

PERFORMANCE INFORMATION                                  13

 Yield                                                   13
 Effective Yield                                         13
 Tax-Equivalent Yield                                    14
 Tax-Equivalency Table                                   14
 Total Return                                            15
 Performance Comparisons                                 15
 Economic and Market Information                         15
ABOUT FEDERATED INVESTORS                                15

 Mutual Fund Market                                      16
 Institutional Clients                                   16
 Trust Organizations                                     16
 Broker/Dealers and Bank Broker/Dealer Subsidiaries      16
APPENDIX                                                 17





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings



Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.



CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
MARYLAND INVESTMENT RISKS

The Fund invests in obligations of Maryland issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within Maryland (the `State''). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the State's financial status. This information is based on official statements related to securities that have been offered by Maryland issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.
Maryland's economy differs from that of the nation, with a heavier dependence on government, services (particularly business, engineering, and management services) and trade than the typical state, and less reliance on manufacturing. The State's economic structure reflects its proximity to Washington, DC with one-tenth of civilian wages paid in the State coming from federal agencies located in Maryland and 10% of Maryland's personal income originating from jobs in the District of Columbia. Although this structure adds a degree of concentration risk, the wages earned by Maryland's federal workers also contributes to the State's above average income and below average unemployment. Maryland's per capita income is the
fifth highest in the nation.   Although the Maryland economy is rebounding
from the recession in the early 1990's, the pace of job growth has trailed that of the nation and is expected to continue to due so into 1997. This dampened growth is largely attributable to cutbacks in federal spending, particularly in defense related programs.


State finances are well-managed with strong administrative control exercised by the State Board of Public Works, which is comprised of the governor, treasurer, and controller. The revenue stream is well diversified, relying heavily on sales, income, and a variety of other taxes (including a state property tax). The finances of the State have largely improved since the early 1990's. The State went from a significant deficit position in 1992 to an operating surplus in 1993, 1994 and 1995. Although Maryland remains one of the nation's more indebted states (12th in the nation in tax-supported debt per capita), it has kept borrowing within constraints recommended by the State's Debt Affordability Committee. About 60% of the State's debt service is supported by a dedicated state property tax.
The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State and its municipalities.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not   sell any securities short or purchase any securities on
margin but may obtain such short-term credits as may be necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or nonpublicly issued Maryland municipal securities or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations, and its Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities, if as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower



Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111 Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way



Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower



Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.



     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term

Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.;



Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Maryland Municipal Cash Trust:
United Communications Group, Rockville, MD, owned approximately 8,856,844 shares (16.20%); Charles Bresler, Washington, D.C., owned approximately 5,598,843 shares (10.24%); and James G. Robinson, Baltimore, MD, owned approximately 9,967,307 shares (18.24%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                  TOTAL COMPENSATION PAID
TRUST              TRUST*#                FROM FUND COMPLEX +




John F. Donahue          $0        $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
Fund Complex
Thomas G. Bigley++       $3,611    $86,331 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John T. Conroy, Jr.      $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
William J. Copeland      $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Glen R. Johnson          $0        $0 for the Trust and
President and Trustee              14 other investment companies in the
Fund Complex
James E. Dowd            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Lawrence D. Ellis, M.D.  $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Edward L. Flaherty, Jr.  $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Peter E. Madden          $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex



Gregor F. Meyer          $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
John E. Murray, Jr.,     $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Wesley W. Posvar         $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex
Marjorie P. Smuts        $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31,1996, 1995 and for the period from April 25, 1994 (start of business) to October 31, 1994, the adviser earned $237,399, $296,327 and $137,219, respectively, of which $237,399, $295,202 and
$137,147 were waived.


BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995 and for the period from April 25, 1994 (start of business), to October 31, 1994, the Administrators earned $125,000, $125,000, and $20,890, respectively


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
<.R>
SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal period ended October 31, 1996, the Fund paid shareholder service fees in the amount of $118,700, of which $4,748 was waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The



Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.



YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Fund's yield for the seven-day period ended October 31, 1996, was 3.09%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Fund's effective yield for the seven-day period ended October 31, 1996, was 3.13%.



TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 47.1% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1996, was 5.84%.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996
                               STATE OF MARYLAND
                     INCLUDING LOCAL INCOME TAX

           COMBINED FEDERAL, STATE, AND COUNTY INCOME TAX BRACKET:
              22.50%  35.50%     38.50%      43.50%     47.10%
    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN:   40,100  96,900    147,700     263,750    $263,750
    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN:   24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT




     2.00%     2.58%    3.10%     3.25%      3.54%       3.78%
     2.50%     3.23%    3.88%     4.07%      4.42%       4.73%
     3.00%     3.87%    4.65%     4.88%      5.31%       5.67%
     3.50%     4.52%    5.43%     5.69%      6.19%       6.62%
     4.00%     5.16%    6.20%     6.50%      7.08%       7.56%
     4.50%     5.81%    6.98%     7.32%      7.96%       8.51%
     5.00%     6.45%    7.75%     8.13%      8.85%       9.45%
     5.50%     7.10%    8.53%     8.94%      9.73%      10.40%
     6.00%     7.74%    9.30%     9.76%     10.62%      11.34%
     6.50%     8.39%   10.08%    10.57%     11.50%      12.29%
NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS. THE LOCAL INCOME TAX RATE IS ASSUMED TO BE 50% OF THE STATE RATE FOR ALL COUNTIES EXCLUDING ALLEGANY, BALITMORE, MONTGOMERY, PRINCE GEORGE'S, QUEEN ANNE'S, ST. MARY'S, SOMERSET, TALBOT, WICOMICO, AND WORCESTER.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.






TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one-year period ended October 31, 1996, and for the period from May 9, 1994 (date of initial public investment), through October 31, 1995, were 3.11% and 3.16%, respectively.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.




J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients'



portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.



F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.






CALIFORNIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES
PROSPECTUS




The Institutional Shares of California Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term California municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of California, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal and liquidity.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES  2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  California Municipal Securities                                              6


  Investment Risks                                                             6


  Investment Limitations                                                       7



FUND INFORMATION                                                               7

------------------------------------------------------


  Management of the Fund                                                       7


  Distribution of Institutional Shares                                         8


  Administration of the Fund                                                   8



NET ASSET VALUE                                                                9

------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9

------------------------------------------------------


HOW TO REDEEM SHARES                                                          10

------------------------------------------------------


ACCOUNT AND SHARE INFORMATION                                                 11

------------------------------------------------------


TAX INFORMATION                                                               11

------------------------------------------------------


  Federal Income Tax                                                          11


  State and Local Taxes                                                       12



OTHER CLASSES OF SHARES                                                       12

------------------------------------------------------


PERFORMANCE INFORMATION                                                       13

------------------------------------------------------


FINANCIAL HIGHLIGHTS--INSTITUTIONAL
  SERVICE SHARES                                                              14

------------------------------------------------------


FINANCIAL STATEMENTS                                                          15

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS  27

------------------------------------------------------


ADDRESSES                                                                     28

------------------------------------------------------


CALIFORNIA MUNICIPAL CASH TRUST
SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None

                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)

Management Fee (after waiver)(1)......................................................    0.00%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.20%
     Shareholder Services Fee (after waiver)(2)........................ 0.00%
          Total Operating Expenses(3).................................................    0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

 (3) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1997. The total operating expenses were 0.20% for the fiscal year ended October 31, 1996 and would have been 1.10% absent the voluntary waivers of the management fee and shareholder services fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                    1 year    3 years    5 years    10 years
-------                                                    ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.............     $2        $ 6        $11        $ 26


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CALIFORNIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 27.

                                                                          PERIOD ENDED
                                                                       OCTOBER 31, 1996(a)
                                                                       -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $  1.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
  Net investment income                                                         0.02
-------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
  Distributions from net investment income                                     (0.02)
-------------------------------------------------------------------     ------------
NET ASSET VALUE, END OF PERIOD                                               $  1.00
-------------------------------------------------------------------     ------------
TOTAL RETURN(b)                                                                 2.24%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
  Expenses                                                                      0.20%*
-------------------------------------------------------------------
  Net investment income                                                         3.33%*
-------------------------------------------------------------------
  Expense waiver/reimbursement(c)                                               0.90%*
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $20,089
-------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for banks and other institutions that hold assets for individuals, trusts, estates, or partnerships as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term California municipal securities. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of California municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and California state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of California and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and California state income tax imposed upon non-corporate taxpayers ("California Municipal Securities"). Examples of California Municipal Securities include, but are not limited to:


     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;



     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;


     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in California Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying California Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain California Municipal Securities is subject to the federal alternative minimum tax.


CALIFORNIA MUNICIPAL SECURITIES

California Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

California Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of California Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on California Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of California Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of California Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in California Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these California Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of California Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in California Municipal Securities may entail a greater level of risk than other types of money market funds.



INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
    .15%              on the first $250 million
   .125%               on the next $250 million
    .10%               on the next $250 million
   .075%         on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 9:00 a.m. Pacific time (12:00 noon Eastern time), 10:00 a.m. Pacific time, (1:00 p.m. Eastern time), and as of the close of trading (normally 1:00 p.m., Pacific time or 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 10:00 a.m. Pacific time (1:00 p.m. Eastern time), to place an order. The order is considered received immediately. Payment by federal funds must be received before 12:00 noon Pacific time (3:00 p.m. Eastern time), that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: California Municipal Cash Trust--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: California Municipal Cash
Trust--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.




HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 9:00 a.m. Pacific time (12:00 noon Eastern time), will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution,"
as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 12:00 noon Pacific time (3:00 p.m. Eastern time), begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

CALIFORNIA TAXES. Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to banks and other institutions and are subject to a minimum initial investment of $25,000 within a 90-day period.


Both classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.


To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


CALIFORNIA MUNICIPAL CASH TRUST


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 27.

                          YEAR ENDED
                          OCTOBER 31,      PERIOD ENDED                    YEAR ENDED SEPTEMBER 30,
                        ----------------   OCTOBER 31,     ---------------------------------------------------------
                            1996      1995      1994(a)        1994      1993      1992      1991      1990     1989(B)
                           ------    ------   ------------    ------    ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING OF
PERIOD                     $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
----------------------------
  Net investment income       0.03      0.03       0.002         0.02      0.02      0.03      0.04      0.05      0.03
----------------------------
  Net realized loss on
  investment                 --     (0.01)         --           --        --        --        --        --        --
----------------------------     -----     -----    --------        -----     -----     -----     -----     -----    ------
  Total from investment
  operations                  0.03      0.02       0.002         0.02      0.02      0.03      0.04      0.05      0.03
------------------------    -----     -----    --------        -----     -----     -----     -----     -----    ------
CAPITAL CONTRIBUTION                --      0.01          --           --        --        --        --        --        --
------------------------     -----     -----    --------        -----     -----     -----     -----     -----    ------
LESS DISTRIBUTIONS
----------------------------
  Distributions from net
  investment income         (0.03)    (0.03)     (0.002)       (0.02)    (0.02)    (0.03)    (0.04)    (0.05)    (0.03 )
------------------------    -----     -----    --------        -----     -----     -----     -----     -----    ------
NET ASSET VALUE, END OF
PERIOD                     $ 1.00    $ 1.00      $ 1.00       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
------------------------    -----     -----    --------        -----     -----     -----     -----     -----    ------
TOTAL RETURN(c)             3.22%     3.37%       0.23%        2.07%     2.03%     2.83%     4.30%     5.38%    2.95%
----------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------
  Expenses                   0.49%     0.59%       0.59%*       0.58%     0.54%     0.45%     0.35%     0.38%   0.40%*
----------------------------
  Net investment income      3.17%     3.33%       2.71%*       2.03%     2.00%     2.76%     4.19%     5.27%   5.86%*
----------------------------
  Expense waiver/
  reimbursement (d)          0.62%     0.50%       0.44%*       0.40%     0.35%     0.58%     0.75%     0.86%   0.89%*
----------------------------
SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period
  (000 omitted)             $132,159  $96,534    $81,563      $74,707  $104,322   $59,709   $56,754   $50,391  $36,628
----------------------------


  * Computed on an annualized basis.

(a) For the one month ended October 31, 1994. The Fund changed its fiscal year-end from September 30, to October 31, beginning September 30, 1994.

(b) Reflects operations for the period from March 15, 1989 (date of initial public offering) to September 30, 1989.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--99.6%
----------------------------------------------------------------------------------
                CALIFORNIA--92.9%
                ------------------------------------------------------------------
$2,775,000      California HFA, Home Mortgage (Series 1989F), 3.80% TOBs (Citibank
                NA, New York LIQ), Optional Tender 2/1/1997                         $  2,775,000
                ------------------------------------------------------------------
 1,100,000      California Health Facilities Financing Authority Weekly VRDNs
                (FGIC INS)/(Morgan Guaranty Trust Co., New York LIQ)                   1,100,000
                ------------------------------------------------------------------
 6,000,000      California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas &
                Electric Co.)/(Bank of America NT and SA, San Francisco LOC)           6,000,000
                ------------------------------------------------------------------
 7,700,000      California PCFA, (1996 Series G) Daily VRDNs (Pacific Gas &
                Electric Co.)                                                          7,700,000
                ------------------------------------------------------------------
10,000,000      California State, (Series B) 3.465%, VRNs, 6/30/1997                  10,000,000
                ------------------------------------------------------------------
 5,000,000      California Statewide Communities Development Authority Weekly
                VRDNs (Memorial Health Services)/(ABN AMRO Bank N.V., Amsterdam
                LIQ)                                                                   5,000,000
                ------------------------------------------------------------------
 4,000,000      California Statewide Communities Development Authority, (1996
                Series A), 4.75% TRANs (FSA INS), 6/30/1997                            4,020,085
                ------------------------------------------------------------------
 3,700,000      California Statewide Communities Development Authority, (Series A)
                Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris
                LOC)                                                                   3,700,000
                ------------------------------------------------------------------
 2,000,000      California Statewide Communities Development Authority,
                Certificates of Participation, 4.00% Bonds (Queen of
                Angels-Hollywood Presbyterian Medical Center), 1/1/1997                2,000,000
                ------------------------------------------------------------------
 6,000,000      Central Unified School District, CA, Certificates of Participation
                (1995 Financing Project) Weekly VRDNs (Union Bank of California
                LOC)                                                                   6,000,000
                ------------------------------------------------------------------
 4,000,000   (b) Clipper CA Tax-Exempt Trust, (1996 Issue A) Weekly VRDNs
                (California Rural Home Mortgage Finance Authority)/(MBIA INS)/
                (State Street Bank and Trust Co. LIQ)                                  4,000,000
                ------------------------------------------------------------------
 2,395,000      Folsom Cordova Unified School District, CA, 4.50% TRANs,
                10/16/1997                                                             2,411,407
                ------------------------------------------------------------------
 5,100,000      Glendale, CA, (Series 1984A) Monthly VRDNs, 3.40%, 9/15/96,
                (Reliance Development Company, Inc.)/(Barclays Bank PLC, London
                LOC)                                                                   5,100,000
                ------------------------------------------------------------------


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------------------
$4,000,000      Huntington Beach, CA, Multifamily Housing Revenue Refunding Bonds
                (1996 Series A) Weekly VRDNs (Huntington Breakers
                Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                         $  4,000,000
                ------------------------------------------------------------------
 5,000,000      Long Beach, CA Housing Authority, (1995 Series A) Weekly VRDNs
                (Channel Point Apartments)/(Union Bank of California LOC)              5,000,000
                ------------------------------------------------------------------
 5,000,000      Los Angeles County, CA Local Educational Agencies, (Series A),
                4.75% TRANs (FSA INS), 6/30/1997                                       5,022,675
                ------------------------------------------------------------------
 1,700,000      Los Angeles County, CA Metropolitan Transportation Authority,
                3.45% CP (ABN AMRO Bank N.V., Amsterdam, Banque Nationale de
                Paris, Canadian Imperial Bank of Commerce, Toronto, National
                Westminster Bank, PLC, London and Union Bank of California LOCs),
                Mandatory Tender 12/11/1996                                            1,700,000
                ------------------------------------------------------------------
 4,000,000      Los Angeles County, CA Metropolitan Transportation Authority,
                3.55% CP (ABN AMRO Bank N.V., Amsterdam, Banque Nationale de
                Paris, Canadian Imperial Bank of Commerce, Toronto, National
                Westminster Bank, PLC, London and Union Bank of California LOCs),
                Mandatory Tender 11/19/1996                                            4,000,000
                ------------------------------------------------------------------
 4,000,000      Los Angeles County, CA, (Series A), 4.50% TRANs (Bank of America
                NT and SA, San Francisco, Credit Suisse, Zurich, Morgan Guaranty
                Trust Co., New York, Union Bank of Switzerland, Zurich and
                Westdeutsche Landesbank Girozentrale LOCs), 6/30/1997                  4,021,058
                ------------------------------------------------------------------
 2,000,000      Monterey Peninsula, CA Water Management District Weekly VRDNs
                (Wastewater Reclaimation)/(Sumitomo Bank Ltd., Osaka LOC)              2,000,000
                ------------------------------------------------------------------
 2,200,000      North County, CA Schools Financing Authority, 4.75% TRANs,
                7/1/1997                                                               2,208,396
                ------------------------------------------------------------------
 5,200,000      Orange County, CA IDA, (Series 1985B-Niguel Summit II) Weekly
                VRDNs (Hon Development Corp.)/(Bank of America NT and SA, San
                Francisco LOC)                                                         5,200,000
                ------------------------------------------------------------------
 7,800,000      Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The
                Lakes)/(Citibank NA, New York LOC)                                     7,800,000
                ------------------------------------------------------------------
 4,000,000      Orange County, CA Local Transportation Authority, Sales Tax
                Revenue Notes, 3.70% CP (Industrial Bank of Japan Ltd., Tokyo
                LOC), Mandatory Tender 1/10/1997                                       4,000,000
                ------------------------------------------------------------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------------------
$5,000,000      Regents of University of California, (Series A), 3.55% CP (Bank of
                America NT and SA, San Francisco, Bank of Montreal, Caisse
                Nationale De Credit Agricole, Paris, Canadian Imperial Bank of
                Commerce, Toronto and Societe Generale, Paris LIQs), Mandatory
                Tender 1/17/1997                                                    $  5,000,000
                ------------------------------------------------------------------
 3,000,000      Riverside County, CA School Financing Authority, 4.625% RANs,
                7/17/1997                                                              3,011,701
                ------------------------------------------------------------------
 2,400,000      Riverside County, CA, (Series A) Weekly VRDNs (Riverside, CA
                Public Facility Finance)/(Commerzbank AG, Frankfurt and National
                Westminster Bank, PLC, London LOCs)                                    2,400,000
                ------------------------------------------------------------------
   900,000      Roseville, CA, Hospital Facilities Authority, (Series 1989A)
                Weekly VRDNs (Toronto-Dominion Bank LOC)                                 900,000
                ------------------------------------------------------------------
 1,700,000      San Bernardino County, CA, (Series 1985) Weekly VRDNs (Woodview
                Apartments)/(Swiss Bank Corp., Basle LOC)                              1,700,000
                ------------------------------------------------------------------
 3,400,000      San Dimas, CA Redevelopment Agency, (Series 1995) Weekly VRDNs
                (Diversified Shopping Center Project)/(Morgan Guaranty Trust Co.,
                New York LOC)                                                          3,400,000
                ------------------------------------------------------------------
 5,800,000      San Francisco, CA Redevelopment Finance Agency, (Series B1) Weekly
                VRDNs (Fillmore Center)/(Bank of Nova Scotia, Toronto LOC)             5,800,000
                ------------------------------------------------------------------
 1,400,000      Santa Clara County-El Comino Hospital District, CA, (Series 1985G)
                Weekly VRDNs (Valley Medical Center)/(National Westminster Bank,
                PLC, London LOC)                                                       1,400,000
                ------------------------------------------------------------------
   400,000      Santa Clara, CA, (Series 1985C) Weekly VRDNs (Santa Clara, CA
                Electric System)/(National Westminster Bank, PLC, London LOC)            400,000
                ------------------------------------------------------------------
 1,500,000      Selma, CA, 4.50% TRANs, 6/30/1997                                      1,502,882
                ------------------------------------------------------------------
 2,000,000      South Coast, CA Local Education Agencies, (Series 1996A), 4.75%
                TRANs, 6/30/1997                                                       2,008,617
                ------------------------------------------------------------------
 4,000,000      Southern California Metropolitan Water District, CA, Commercial
                Paper Notes (Series B), 3.70% CP (Westdeutsche Landesbank
                Girozentrale LIQ), Mandatory Tender 1/15/1997                          4,000,000
                ------------------------------------------------------------------


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------------------
$3,000,000      Southern California Metropolitan Water District, CA, Commercial
                Paper Notes (Series B), 3.70% CP (Westdeutsche Landesbank
                Girozentrale LIQ), Mandatory Tender 1/23/1997                       $  3,000,000
                ------------------------------------------------------------------
   610,000      Stockton, CA, (Series 1993) Weekly VRDNs (La Quinta Inns, Inc.)/
                (Nationsbank of Texas, N.A. LOC)                                         610,000
                ------------------------------------------------------------------
 1,500,000      Victor Valley Community College District, CA, 4.00% TRANs (Union.
                Bank of California LOC), 1/17/1997                                     1,501,218
                ------------------------------------------------------------------  ------------
                Total                                                                141,393,039
                ------------------------------------------------------------------  ------------
                PUERTO RICO--6.7%
                ------------------------------------------------------------------
 3,000,000      Puerto Rico Government Development Bank, 3.65% CP, Mandatory
                Tender 2/14/1997                                                       3,000,000
                ------------------------------------------------------------------
 4,000,000      Puerto Rico Government Development Bank, 3.70% CP, Mandatory
                Tender 11/7/1996                                                       4,000,000
                ------------------------------------------------------------------
 3,200,000      Puerto Rico Industrial, Medical & Environmental PCA, (Series
                1988), 3.40% CP (Inter American University of Puerto Rico)/(Bank
                of Tokyo-Mitsubishi Ltd. LOC), Mandatory Tender 11/20/1996             3,200,000
                ------------------------------------------------------------------  ------------
                Total                                                                 10,200,000
                ------------------------------------------------------------------  ------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(c)                            $151,593,039
                ------------------------------------------------------------------  ------------


(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, this security amounted to $4,000,000 which represents 2.63% of net assets.
    At October 31, 1996, the portfolio securities were rated as follows:

     TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

          FIRST TIER                 SECOND TIER
         -------------              -------------
             100%                       0.0%


(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($152,247,434) at October 31, 1996.

The following acronyms are used throughout this portfolio:

CP     -- Commercial Paper
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
INS    -- Insured
LIQ    -- Liquidity Agreement
LOCs   -- Letter(s) of Credit
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
PCA    -- Pollution Control Authority
PCFA   -- Pollution Control Finance Authority
PLC    -- Public Limited Company
RANs   -- Revenue Anticipation Notes
SA     -- Support Agreement
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VRDNs  -- Variable Rate Demand Notes
VRNs   -- Variable Rate Notes


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $151,593,039
------------------------------------------------------------------------------
Cash                                                                                    173,744
------------------------------------------------------------------------------
Income receivable                                                                       828,187
------------------------------------------------------------------------------
Receivable for shares sold                                                                2,752
------------------------------------------------------------------------------     ------------
     Total assets                                                                   152,597,722
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for shares redeemed                                           $ 45,949
-------------------------------------------------------------------
Income distribution payable                                            222,410
-------------------------------------------------------------------
Payable to Shareholder Servicing Agent                                  29,745
-------------------------------------------------------------------
Accrued expenses                                                        52,184
-------------------------------------------------------------------   --------
     Total liabilities                                                                  350,288
------------------------------------------------------------------------------     ------------
NET ASSETS for 152,247,434 shares outstanding                                      $152,247,434
------------------------------------------------------------------------------     ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------
$132,158,836 / 132,158,836 shares outstanding                                             $1.00
------------------------------------------------------------------------------     ------------
INSTITUTIONAL SHARES:
------------------------------------------------------------------------------
$20,088,598 / 20,088,598 shares outstanding                                               $1.00
------------------------------------------------------------------------------     ------------


(See Notes which are an integral part of the Financial Statements)

CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $3,669,145
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  501,955
----------------------------------------------------------------------
Administrative personnel and services fee                                    145,082
----------------------------------------------------------------------
Custodian fees                                                                20,237
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      52,814
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      3,241
----------------------------------------------------------------------
Auditing fees                                                                 12,561
----------------------------------------------------------------------
Legal fees                                                                     5,311
----------------------------------------------------------------------
Portfolio accounting fees                                                     49,379
----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                       229,181
----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                21,796
----------------------------------------------------------------------
Share registration costs                                                      55,176
----------------------------------------------------------------------
Printing and postage                                                          15,702
----------------------------------------------------------------------
Insurance premiums                                                             3,885
----------------------------------------------------------------------
Miscellaneous                                                                  1,556
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,117,876
----------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(501,955)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional
     Service Shares                                            (19,427)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares     (21,796)
----------------------------------------------------------
  Reimbursement of other operating expenses                   (103,747)
----------------------------------------------------------   ---------
     Total waivers and reimbursements                                       (646,925)
----------------------------------------------------------------------    ----------
          Net expenses                                                                     470,951
------------------------------------------------------------------------------------    ----------
               Net investment income                                                    $3,198,194
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR ENDED OCTOBER 31,
                                                                 ------------------------------------
                                                                       1996                1995
                                                                 ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $    3,198,194      $    3,099,882
--------------------------------------------------------------
Net realized (loss) on investments                                            --            (750,875)
--------------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from operations                    3,198,194           2,349,007
--------------------------------------------------------------   ----------------    ----------------
CAPITAL CONTRIBUTION                                                          --             750,875
--------------------------------------------------------------   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------
     Institutional Service Shares                                     (2,906,707)         (3,099,882)
--------------------------------------------------------------
     Institutional Shares                                               (291,487)                 --
--------------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from distributions to
     shareholders                                                     (3,198,194)         (3,099,882)
--------------------------------------------------------------   ----------------    ----------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                         477,899,575         361,842,642
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   907,904             471,326
--------------------------------------------------------------
Cost of shares redeemed                                             (423,093,903)       (347,342,783)
--------------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from share transactions           55,713,576          14,971,185
--------------------------------------------------------------   ----------------    ----------------
          Change in net assets                                        55,713,576          14,971,185
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                   96,533,858          81,562,673
--------------------------------------------------------------   ----------------    ----------------
End of period                                                     $  152,247,434      $   96,533,858
--------------------------------------------------------------   ----------------    ----------------


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Fund consists of sixteen portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. Effective March 4, 1996, the Fund added Institutional Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on the restricted security held at October 31, 1996 is as follows:

                       SECURITY                           ACQUISITION DATE    ACQUISITION COST
                       --------                           ----------------    ----------------
     Clipper CA Tax-Exempt Trust (1996 Issue A)            6/28/1996           $4,040,753


(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                              YEAR ENDED         YEAR ENDED
                                                             OCTOBER 31,       SEPTEMBER 30,
INSTITUTIONAL SERVICE SHARES                                     1996               1995
----------------------------                                 ------------      --------------
Shares sold                                                  422,168,406         361,842,642
----------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                         907,892             471,326
----------------------------------------------------------
Shares redeemed                                              (387,451,320)      (347,342,783)
----------------------------------------------------------   ------------      -------------
  Net change resulting from Institutional Service Share
  transactions                                                35,624,978          14,971,185
----------------------------------------------------------   -----------       -------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                             OCTOBER 31,
INSTITUTIONAL SHARES                                           1996(a)
--------------------                                         ------------
Shares sold                                                   55,731,169
----------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                              12
----------------------------------------------------------
Shares redeemed                                              (35,642,583)
----------------------------------------------------------   -----------
  Net change resulting from Institutional Share
     transactions                                             20,088,598
----------------------------------------------------------   -----------
     Net change resulting from Fund Share transactions        55,713,576
----------------------------------------------------------   -----------


(a) For the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

At October 31, 1996, capital paid-in aggregated $152,247,434.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CAPITAL CONTRIBUTION--Federated Management made a capital contribution in the amount of $750,875 to California Municipal Cash Trust during the year ended October 31, 1995. The contribution represents the excess over fair market value ($720,000) paid by Federated Management to acquire $4,000,000 par, Orange County , CA Series B Bonds from the Fund on July 10, 1995. The contribution also consist of the LOC ($30,875) obtained by Federated Management on December 7, 1994 to support the value of the Orange County Bonds. The LOC guaranteed the principal amount of the securities in the event the issuer did not timely pay the principal at maturity. These transactions for the fiscal year ended October 31, 1995 resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $240,495,500 and $211,800,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 61% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.2% of total investments.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED MUNICIPAL TRUST
(California Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 14 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996


ADDRESSES
--------------------------------------------------------------------------------

California Municipal Cash Trust
                Institutional Shares                         Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank & Trust Co.                P.O. Box 8600
                                                             Boston, MA 02266-8600
------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company       P.O. Box 8600
                                                             Boston, MA 02266-8600

------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, PA 15222
------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      CALIFORNIA MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SHARES
                                      PROSPECTUS


                                      A Portfolio of Federated Municipal
                                      Trust, an Open-End Management
                                      Investment Company



                                      Prospectus dated December 31, 1996

LOGO
FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

       Cusip 314229675
       G00300-01-IS (12/96)
LOGO




CALIFORNIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS


The Institutional Service Shares of California Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term California municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of California, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal and liquidity.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996



TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3

------------------------------------------------------

  Investment Objective                                                         3


  Investment Policies                                                          3


  California Municipal Securities                                              6


  Investment Risks                                                             6


  Investment Limitations                                                       7


FUND INFORMATION                                                               7

------------------------------------------------------

  Management of the Fund                                                       7


  Distribution of Institutional Service Shares  8


  Administration of the Fund                                                   8



NET ASSET VALUE                                                                9

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9

------------------------------------------------------

  Special Purchases Features                                                  10



HOW TO REDEEM SHARES                                                          10


------------------------------------------------------


  Special Redemption Features                                                 11



ACCOUNT AND SHARE INFORMATION                                                 12

------------------------------------------------------


TAX INFORMATION                                                               13

------------------------------------------------------

  Federal Income Tax                                                          13


  State and Local Taxes                                                       13



OTHER CLASS OF SHARES                                                         14

------------------------------------------------------


PERFORMANCE INFORMATION                                                       14

------------------------------------------------------


FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                        15

------------------------------------------------------


FINANCIAL STATEMENTS                                                          16

------------------------------------------------------


REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          28

------------------------------------------------------


ADDRESSES                                                                     29

------------------------------------------------------


CALIFORNIA MUNICIPAL CASH TRUST

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                          INSTITUTIONAL SERVICE SHARES
                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).........     None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable)..............................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)

Management Fee (after waiver)(1)......................................................    0.00%
12b-1 Fee.............................................................................     None
Total Other Expenses..................................................................    0.49%
     Shareholder Services Fee................................................    0.25%
          Total Operating Expenses(2).................................................    0.49%


(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The total operating expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1997. The total operating expenses were 0.49% for fiscal year ended October 31, 1996 and would have been 1.11% absent the voluntary waivers of the management fee, a portion of the shareholder services fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                1 year     3 years     5 years     10 years
-------                                                ------     -------     -------     --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.........     $5         $16         $27         $ 62


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CALIFORNIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                  YEAR ENDED        PERIOD ENDED
                                  OCTOBER 31,       OCTOBER 31,                     YEAR ENDED SEPTEMBER 30,
                              -------------------   ------------    ---------------------------------------------------------
                                 1996       1995      1994(a)  1994      1993      1992      1991      1990     1989(B)
                              ----------   ------   ---------  ------    ------    ------    ------    ------    -------
NET ASSET VALUE, BEGINNING
OF PERIOD                       $ 1.00     $ 1.00      $ 1.00  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
---------------------------
INCOME FROM INVESTMENT
OPERATIONS
---------------------------
  Net investment income           0.03       0.03       0.002    0.02      0.02      0.03      0.04      0.05      0.03
---------------------------
  Net realized loss on
  investment                        --      (0.01)         --     --        --        --        --        --        --
---------------------------    -------      -----    --------  -----     -----     -----     -----     -----    ------
  Total from investment
  operations                      0.03       0.02       0.002    0.02      0.02      0.03      0.04      0.05      0.03
---------------------------    -------      -----    --------   -----     -----     -----     -----     -----    ------
CAPITAL CONTRIBUTIONS               --       0.01          --      --        --        --        --        --        --
---------------------------    -------      -----    --------   -----     -----     -----     -----     -----    ------
LESS DISTRIBUTIONS
---------------------------
  Distributions from net
  investment income              (0.03)     (0.03)     (0.002)  (0.02)    (0.02)    (0.03)    (0.04)    (0.05)    (0.03)
---------------------------    -------      -----    --------  -----     -----     -----     -----     -----    ------
NET ASSET VALUE, END OF
PERIOD                          $ 1.00     $ 1.00      $ 1.00  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
---------------------------    -------      -----    --------   -----     -----     -----     -----     -----    ------
TOTAL RETURN(b)                   3.22%      3.37%       0.23%   2.07%     2.03%     2.83%     4.30%     5.38%     2.95%
---------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------
  Expenses                        0.49%      0.59%     0.59%*  0.58%     0.54%     0.45%     0.35%     0.38%     0.40%*
---------------------------
  Net investment income           3.17%      3.33%       2.71%*2.03%     2.00%     2.76%     4.19%     5.27%     5.86%*
---------------------------
  Expense waiver/
  reimbursement (d)               0.62%      0.50%       0.44%* 0.40%     0.35%     0.58%     0.75%     0.86%     0.89%*
---------------------------
SUPPLEMENTAL DATA
---------------------------
  Net assets, end of period
  (000 omitted)               $132,159     $96,534    $81,563 $74,707   $104,322  $59,709   $56,754   $50,391   $36,628
---------------------------


  * Computed on an annualized basis.

(a) For the one month ended October 31, 1994. The Fund changed its fiscal year-end from September 30, to October 31, beginning September 30, 1994.

(b) Reflects operations for the period from March 15, 1989 (date of initial public offering) to September 30, 1989.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for banks and other institutions that hold assets for individuals, trusts, estates, or partnerships as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term California municipal securities. The Fund may not be a suitable investment for retirement plans or for non-California taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio of California municipal securities (as defined below) maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and California state income tax (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of California and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and California state income tax imposed upon non-corporate taxpayers ("California Municipal Securities"). Examples of California Municipal Securities include, but are not limited to:

     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

     - participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in California Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying California Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.



DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.



The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).
Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain California Municipal Securities is subject to the federal alternative minimum tax.


CALIFORNIA MUNICIPAL SECURITIES

California Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

California Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of California Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on California Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of California Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of California Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in California Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these California Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of California Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in California Municipal Securities may entail a greater level of risk than other types of money market funds.



INVESTMENT LIMITATIONS
The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES



Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.



SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



MAXIMUM               AVERAGE AGGREGATE
  FEE                  DAILY NET ASSETS
--------     ------------------------------------
  .15%            on the first $250 million
 .125%             on the next $250 million
  .10%             on the next $250 million
 .075%       on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 9:00 a.m. Pacific time, (12:00 noon Eastern time), 10:00 a.m. Pacific time, (1:00 p.m. Eastern time), and as of the close of trading (normally 1:00 p.m. Pacific time or 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more within a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 10:00 a.m. Pacific time (1:00 p.m. Eastern time), to place an order. The order is considered received immediately. Payment by federal funds must be received before 12:00 noon Pacific time (3:00 p.m. Eastern time), that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: California Municipal Cash Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number;


Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.


PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: California Municipal Cash Trust--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES


SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 9:00 am. Pacific time (12:00 noon Eastern time), will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend for redemption requests received before 11:00 a.m. Pacific time (2:00 p.m. Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.


ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------


DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 10:00 a.m. Pacific time (1:00 p.m. Eastern time), begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.


Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

CALIFORNIA TAXES. Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, so long as at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.



OTHER CLASSES OF SHARES

--------------------------------------------------------------------------------


The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to banks and other financial institutions and are subject to a minimum initial investment of $25,000 within a 90-day period.



Both classes are subject to certain of the same expenses.



Institutional Shares are distributed with no 12b-1 Plan, but are subject to shareholder services fees.



Expense differences between classes may affect the performance of each class.



To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



CALIFORNIA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.

                                                                          PERIOD ENDED
                                                                       OCTOBER 31, 1996(a)
                                                                       -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $  1.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------
  Net investment income                                                         0.02
-------------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------
  Distributions from net investment income                                     (0.02)
-------------------------------------------------------------------          -------
NET ASSET VALUE, END OF PERIOD                                               $  1.00
-------------------------------------------------------------------          -------
TOTAL RETURN(b)                                                                 2.24%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------
  Expenses                                                                      0.20%*
-------------------------------------------------------------------
  Net investment income                                                         3.33%*
-------------------------------------------------------------------
  Expense waiver/reimbursement(c)                                               0.90%*
-------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $20,089
-------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
----------      ------------------------------------------------------------------  ------------
(a) SHORT-TERM MUNICIPALS--99.6%
----------------------------------------------------------------------------------
                CALIFORNIA--92.9%
                ------------------------------------------------------------------
$2,775,000      California HFA, Home Mortgage (Series 1989F), 3.80% TOBs (Citibank
                NA, New York LIQ), Optional Tender 2/1/1997                         $  2,775,000
                ------------------------------------------------------------------
 1,100,000      California Health Facilities Financing Authority Weekly VRDNs
                (FGIC INS)/(Morgan Guaranty Trust Co., New York LIQ)                   1,100,000
                ------------------------------------------------------------------
 6,000,000      California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas &
                Electric Co.)/(Bank of America NT and SA, San Francisco LOC)           6,000,000
                ------------------------------------------------------------------
 7,700,000      California PCFA, (1996 Series G) Daily VRDNs (Pacific Gas &
                Electric Co.)                                                          7,700,000
                ------------------------------------------------------------------
10,000,000      California State, 3.465%, (Series B) VRNs, 6/30/1997                  10,000,000
                ------------------------------------------------------------------
 5,000,000      California Statewide Communities Development Authority Weekly
                VRDNs (Memorial Health Services)/(ABN AMRO Bank N.V., Amsterdam
                LIQ)                                                                   5,000,000
                ------------------------------------------------------------------
 4,000,000      California Statewide Communities Development Authority, (1996
                Series A), 4.75% TRANs (FSA INS), 6/30/1997                            4,020,085
                ------------------------------------------------------------------
 3,700,000      California Statewide Communities Development Authority, (Series A)
                Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris
                LOC)                                                                   3,700,000
                ------------------------------------------------------------------
 2,000,000      California Statewide Communities Development Authority,
                Certificates of Participation, 4.00% Bonds (Queen of
                Angels-Hollywood Presbyterian Medical Center), 1/1/1997                2,000,000
                ------------------------------------------------------------------
 6,000,000      Central Unified School District, CA, Certificates of Participation
                (1995 Financing Project) Weekly VRDNs (Union Bank of California
                LOC)                                                                   6,000,000
                ------------------------------------------------------------------
 4,000,000   (b) Clipper CA Tax-Exempt Trust, (1996 Issue A) Weekly VRDNs
                (California Rural Home Mortgage Finance Authority)/(MBIA INS)/
                (State Street Bank and Trust Co. LIQ)                                  4,000,000
                ------------------------------------------------------------------
 2,395,000      Folsom Cordova Unified School District, CA, 4.50% TRANs,
                10/16/1997                                                             2,411,407
                ------------------------------------------------------------------
 5,100,000      Glendale, CA, (Series 1984A) Monthly VRDNs, 3.40%,
                9/15/1996 (Reliance Development Company, Inc.)/(Barclays Bank PLC,
                London LOC)                                                            5,100,000
                ------------------------------------------------------------------


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------------------
$4,000,000      Huntington Beach, CA, Multifamily Housing Revenue Refunding Bonds
                (1996 Series A) Weekly VRDNs (Huntington Breakers
                Apartments)/(Sumitomo Bank Ltd., Osaka LOC)                         $  4,000,000
                ------------------------------------------------------------------
 5,000,000      Long Beach, CA Housing Authority, (1995 Series A) Weekly VRDNs
                (Channel Point Apartments)/(Union Bank of California LOC)              5,000,000
                ------------------------------------------------------------------
 5,000,000      Los Angeles County, CA Local Educational Agencies, (Series A),
                4.75% TRANs (FSA INS), 6/30/1997                                       5,022,675
                ------------------------------------------------------------------
 1,700,000      Los Angeles County, CA Metropolitan Transportation Authority,
                3.45% CP (ABN AMRO Bank N.V., Amsterdam, Banque Nationale de
                Paris, Canadian Imperial Bank of Commerce, Toronto, National
                Westminster Bank, PLC, London and Union Bank of California LOCs),
                Mandatory Tender 12/11/1996                                            1,700,000
                ------------------------------------------------------------------
 4,000,000      Los Angeles County, CA Metropolitan Transportation Authority,
                3.55% CP (ABN AMRO Bank N.V., Amsterdam, Banque Nationale de
                Paris, Canadian Imperial Bank of Commerce, Toronto, National
                Westminster Bank, PLC, London and Union Bank of California LOCs),
                Mandatory Tender 11/19/1996                                            4,000,000
                ------------------------------------------------------------------
 4,000,000      Los Angeles County, CA, (Series A), 4.50% TRANs (Bank of America
                NT and SA, San Francisco, Credit Suisse, Zurich, Morgan Guaranty
                Trust Co., New York, Union Bank of Switzerland, Zurich and
                Westdeutsche Landesbank Girozentrale LOCs), 6/30/1997                  4,021,058
                ------------------------------------------------------------------
 2,000,000      Monterey Peninsula, CA Water Management District Weekly VRDNs
                (Wastewater Reclaimation)/(Sumitomo Bank Ltd., Osaka LOC)              2,000,000
                ------------------------------------------------------------------
 2,200,000      North County, CA Schools Financing Authority, 4.75% TRANs,
                7/1/1997                                                               2,208,396
                ------------------------------------------------------------------
 5,200,000      Orange County, CA IDA, (Series 1985B-Niguel Summit II) Weekly
                VRDNs (Hon Development Corp.)/(Bank of America NT and SA, San
                Francisco LOC)                                                         5,200,000
                ------------------------------------------------------------------
 7,800,000      Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The
                Lakes)/(Citibank NA, New York LOC)                                     7,800,000
                ------------------------------------------------------------------
 4,000,000      Orange County, CA Local Transportation Authority, Sales Tax
                Revenue Notes, 3.70% CP (Industrial Bank of Japan Ltd., Tokyo
                LOC), Mandatory Tender 1/10/1997                                       4,000,000
                ------------------------------------------------------------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------------------
$5,000,000      Regents of University of California, (Series A), 3.55% CP (Bank of
                America NT and SA, San Francisco, Bank of Montreal, Caisse
                Nationale De Credit Agricole, Paris, Canadian Imperial Bank of
                Commerce, Toronto and Societe Generale, Paris LIQs), Mandatory
                Tender 1/17/1997                                                    $  5,000,000
                ------------------------------------------------------------------
 3,000,000      Riverside County, CA School Financing Authority, 4.625% RANs,
                7/17/1997                                                              3,011,701
                ------------------------------------------------------------------
 2,400,000      Riverside County, CA, (Series A) Weekly VRDNs (Riverside, CA
                Public Facility Finance)/(Commerzbank AG, Frankfurt and National
                Westminster Bank, PLC, London LOCs)                                    2,400,000
                ------------------------------------------------------------------
   900,000      Roseville, CA, Hospital Facilities Authority, (Series 1989A)
                Weekly VRDNs (Toronto-Dominion Bank LOC)                                 900,000
                ------------------------------------------------------------------
 1,700,000      San Bernardino County, CA, (Series 1985) Weekly VRDNs (Woodview
                Apartments)/(Swiss Bank Corp., Basle LOC)                              1,700,000
                ------------------------------------------------------------------
 3,400,000      San Dimas, CA Redevelopment Agency, (Series 1995) Weekly VRDNs
                (Diversified Shopping Center Project)/(Morgan Guaranty Trust Co.,
                New York LOC)                                                          3,400,000
                ------------------------------------------------------------------
 5,800,000      San Francisco, CA Redevelopment Finance Agency, (Series B1) Weekly
                VRDNs (Fillmore Center)/(Bank of Nova Scotia, Toronto LOC)             5,800,000
                ------------------------------------------------------------------
 1,400,000      Santa Clara County-El Comino Hospital District, CA, (Series 1985G)
                Weekly VRDNs (Valley Medical Center)/(National Westminster Bank,
                PLC, London LOC)                                                       1,400,000
                ------------------------------------------------------------------
   400,000      Santa Clara, CA, (Series 1985C) Weekly VRDNs (Santa Clara, CA
                Electric System)/(National Westminster Bank, PLC, London LOC)            400,000
                ------------------------------------------------------------------
 1,500,000      Selma, CA, 4.50% TRANs, 6/30/1997                                      1,502,882
                ------------------------------------------------------------------
 2,000,000      South Coast, CA Local Education Agencies, (Series 1996A), 4.75%
                TRANs, 6/30/1997                                                       2,008,617
                ------------------------------------------------------------------
 4,000,000      Southern California Metropolitan Water District, CA, Commercial
                Paper Notes (Series B), 3.70% CP (Westdeutsche Landesbank
                Girozentrale LIQ), Mandatory Tender 1/15/1997                          4,000,000
                ------------------------------------------------------------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                               VALUE
-----------     ----------------------------------------------------------------   ------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
                CALIFORNIA--CONTINUED
                ------------------------------------------------------------------
$3,000,000      Southern California Metropolitan Water District, CA, Commercial
                Paper Notes (Series B), 3.70% CP (Westdeutsche Landesbank
                Girozentrale LIQ), Mandatory Tender 1/23/1997                       $  3,000,000
                ------------------------------------------------------------------
   610,000      Stockton, CA, (Series 1993) Weekly VRDNs (La Quinta Inns, Inc.)/
                (Nationsbank of Texas, N.A. LOC)                                         610,000
                ------------------------------------------------------------------
 1,500,000      Victor Valley Community College District, CA, 4.00% TRANs (Union.
                Bank of California LOC), 1/17/1997                                     1,501,218
                ------------------------------------------------------------------  ------------
                Total                                                                141,393,039
                ------------------------------------------------------------------  ------------
                PUERTO RICO--6.7%
                ------------------------------------------------------------------
 3,000,000      Puerto Rico Government Development Bank, 3.65% CP, Mandatory
                Tender 2/14/1997                                                       3,000,000
                ------------------------------------------------------------------
 4,000,000      Puerto Rico Government Development Bank, 3.70% CP, Mandatory
                Tender 11/7/1996                                                       4,000,000
                ------------------------------------------------------------------
 3,200,000      Puerto Rico Industrial, Medical & Environmental PCA, (Series
                1988), 3.40% CP (Inter American University of Puerto Rico)/(Bank
                of Tokyo-Mitsubishi Ltd. LOC), Mandatory Tender 11/20/1996             3,200,000
                ------------------------------------------------------------------  ------------
                Total                                                                 10,200,000
                ------------------------------------------------------------------  ------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(c)                            $151,593,039
                ------------------------------------------------------------------  ------------


(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, this security amounted to $4,000,000 which represents 2.63% of net assets.

     At October 31, 1996, the portfolio securities were rated as follows:

     TIER RATING PERCENT BASED ON TOTAL MARKET VALUE (UNAUDITED)

         FIRST TIER               SECOND TIER
         -----------              ------------
            100%                      0.0%


(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($152,247,434) at October 31, 1996.

The following acronyms are used throughout this portfolio:

CP     -- Commercial Paper
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
INS    -- Insured
LIQ    -- Liquidity Agreement
LOCs   -- Letter(s) of Credit
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
PCA    -- Pollution Control Authority
PCFA   -- Pollution Control Finance Authority
PLC    -- Public Limited Company
RANs   -- Revenue Anticipation Notes
SA     -- Support Agreement
TOBs   -- Tender Option Bonds
TRANs  -- Tax and Revenue Anticipation Notes
VRDNs  -- Variable Rate Demand Notes
VRNs   -- Variable Rate Notes


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $151,593,039
------------------------------------------------------------------------------
Cash                                                                                    173,744
------------------------------------------------------------------------------
Income receivable                                                                       828,187
------------------------------------------------------------------------------
Receivable for shares sold                                                                2,752
------------------------------------------------------------------------------     ------------
     Total assets                                                                   152,597,722
------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------
Payable for shares redeemed                                           $ 45,949
-------------------------------------------------------------------
Income distribution payable                                            222,410
-------------------------------------------------------------------
Payable to Shareholder Servicing Agent                                  29,745
-------------------------------------------------------------------
Accrued expenses                                                        52,184
-------------------------------------------------------------------   --------
     Total liabilities                                                                  350,288
------------------------------------------------------------------------------     ------------
NET ASSETS for 152,247,434 shares outstanding                                      $152,247,434
------------------------------------------------------------------------------     ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------
$132,158,836 / 132,158,836 shares outstanding                                             $1.00
------------------------------------------------------------------------------     ------------
INSTITUTIONAL SHARES:
------------------------------------------------------------------------------
$20,088,598 / 20,088,598 shares outstanding                                               $1.00
------------------------------------------------------------------------------     ------------


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
------------------------------------------------------------------------------------
Interest                                                                                $3,669,145
------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                   $  501,955
----------------------------------------------------------------------
Administrative personnel and services fee                                    145,082
----------------------------------------------------------------------
Custodian fees                                                                20,237
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                      52,814
----------------------------------------------------------------------
Directors'/Trustees' fees                                                      3,241
----------------------------------------------------------------------
Auditing fees                                                                 12,561
----------------------------------------------------------------------
Legal fees                                                                     5,311
----------------------------------------------------------------------
Portfolio accounting fees                                                     49,379
----------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                       229,181
----------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                21,796
----------------------------------------------------------------------
Share registration costs                                                      55,176
----------------------------------------------------------------------
Printing and postage                                                          15,702
----------------------------------------------------------------------
Insurance premiums                                                             3,885
----------------------------------------------------------------------
Miscellaneous                                                                  1,556
----------------------------------------------------------------------    ----------
     Total expenses                                                        1,117,876
----------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(501,955)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional
     Service Shares                                            (19,427)
----------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares     (21,796)
----------------------------------------------------------
  Reimbursement of other operating expenses                   (103,747)
----------------------------------------------------------   ---------
     Total waivers and reimbursements                                       (646,925)
----------------------------------------------------------------------    ----------
          Net expenses                                                                     470,951
------------------------------------------------------------------------------------    ----------
               Net investment income                                                    $3,198,194
------------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        YEAR ENDED OCTOBER 31,
                                                                 ------------------------------------
                                                                       1996                1995
                                                                 ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $    3,198,194      $    3,099,882
--------------------------------------------------------------   ----------------    ----------------
Net realized (loss) on investments                                            --            (750,875)
--------------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from operations                    3,198,194           2,349,007
--------------------------------------------------------------   ----------------    ----------------
CAPITAL CONTRIBUTION                                                          --             750,875
--------------------------------------------------------------   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------
     Institutional Service Shares                                     (2,906,707)         (3,099,882)
--------------------------------------------------------------
     Institutional Shares                                               (291,487)                 --
--------------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from distributions to
     shareholders                                                     (3,198,194)         (3,099,882)
--------------------------------------------------------------   ----------------    ----------------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                         477,899,575         361,842,642
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                   907,904             471,326
--------------------------------------------------------------
Cost of shares redeemed                                             (423,093,903)       (347,342,783)
--------------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from share transactions           55,713,576          14,971,185
--------------------------------------------------------------   ----------------    ----------------
          Change in net assets                                        55,713,576          14,971,185
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                                   96,533,858          81,562,673
--------------------------------------------------------------   ----------------    ----------------
End of period                                                     $  152,247,434      $   96,533,858
--------------------------------------------------------------   ----------------    ----------------


(See Notes which are an integral part of the Financial Statements)


CALIFORNIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Fund consists of sixteen portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. Effective March 4, 1996 the Fund added Institutional Shares.

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of California consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

     Additional information on the restricted security held at October 31, 1996 is as follows:

                            SECURITY                           ACQUISITION DATE     ACQUISITION COST
                            --------                           ----------------     ----------------
    Clipper CA Tax-Exempt Trust (1996 Issue A)                   6/28/1996            $4,040,753


(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                              YEAR ENDED         YEAR ENDED
                                                             OCTOBER 31,       SEPTEMBER 30,
INSTITUTIONAL SERVICE SHARES                                     1996               1995
----------------------------                                 -----------       -------------
Shares sold                                                  422,168,406         361,842,642
----------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                         907,892             471,326
----------------------------------------------------------
Shares redeemed                                              (387,451,320)      (347,342,783)
----------------------------------------------------------   -----------       --------------
  Net change resulting from Institutional Service Share
     transactions                                             35,624,978          14,971,185
----------------------------------------------------------   -----------       --------------



CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                             OCTOBER 31,
INSTITUTIONAL SHARES                                           1996(a)
--------------------                                         ------------
Shares sold                                                   55,731,169
----------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                              12
----------------------------------------------------------
Shares redeemed                                              (35,642,583)
----------------------------------------------------------   -----------
  Net change resulting from Institutional Share
     transactions                                             20,088,598
----------------------------------------------------------   -----------
     Net change resulting from Fund share transactions        55,713,576
----------------------------------------------------------   -----------


(a) For the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

At October 31, 1996, capital paid in aggregated $152,247,434.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


CALIFORNIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CAPITAL CONTRIBUTION--Federated Management made a capital contribution in the amount of $750,875 to California Municipal Cash Trust during the year ended October 31, 1995. The contribution represents the excess over fair market value ($720,000) paid by Federated Management to acquire $4,000,000 par, Orange County , CA Series B Bonds from the Fund on July 10, 1995. The contribution also consist of the LOC ($30,875) obtained by Federated Management on December 7, 1994 to support the value of the Orange County Bonds. The LOC guaranteed the principal amount of the securities in the event the issuer did not timely pay the principal at maturity. These transactions for the fiscal year ended October 31, 1995, resulted in a permanent book and tax difference. As such, the paid-in-capital and accumulated net realized gain/loss accounts have been adjusted accordingly. This adjustment did not affect net investment income, net realized gains/losses, or net assets.

INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $240,495,500 and $211,800,000, respectively.

GENERAL--Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 61% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.2% of total investments.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(California Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996


ADDRESSES
--------------------------------------------------------------------------------

California Municipal Cash Trust
                Institutional Service Shares              Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                      Federated Investors Tower
                                                          Pittsburgh, PA 15222-3779
----------------------------------------------------------------------------------------------
Custodian
                State Street Bank & Trust Co.             P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company    P.O. Box 8600
                                                          Boston, MA 02266-8600
----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                       2100 One PPG Place
                                                          Pittsburgh, PA 15222
----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      CALIFORNIA MUNICIPAL
                                      CASH TRUST
                                      INSTITUTIONAL SERVICE SHARES
                                      PROSPECTUS


                                      A Portfolio of Federated
                                      Municipal Trust, an Open-End
                                      Management Investment Company



                                      Prospectus dated December 31, 1996


LOGO FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

LOGO

       Cusip 314229766
       G00329-01-SS (12/96)





                       CALIFORNIA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of California Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated December 31, 1996
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229675
Cusip 314229766
G0329-02 (12/96)


INVESTMENT POLICIES                            1

 Acceptable Investments                        1
 Participation Interests                       1
 Municipal Leases                              1
 Ratings                                       1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         1
 Credit Enhancement                            2
CALIFORNIA INVESTMENT RISKS                    2

INVESTMENT LIMITATIONS                         3

FEDERATED MUNICIPAL TRUST MANAGEMENT           6

 Share Ownership                               9
 Trustees Compensation                        10
 Trustee Liability                            10
INVESTMENT ADVISORY SERVICES                  11

 Investment Adviser                           11
 Advisory Fees                                11
BROKERAGE TRANSACTIONS                        11

OTHER SERVICES                                11

 Fund Administration                          11
 Custodian and Portfolio Accountant           12
 Transfer Agent                               12
 Independent Public Accountants               12
SHAREHOLDER SERVICES                          12


DETERMINING NET ASSET VALUE                   12

REDEMPTION IN KIND                            13

MASSACHUSETTS PARTNERSHIP LAW                 13

THE FUND'S TAX STATUS                         13

PERFORMANCE INFORMATION                       13

 Yield                                        13
 Effective Yield                              13
 Tax-Equivalent Yield                         14
 Tax-Equivalency Table                        14
 Total Return                                 15
 Performance Comparisons                      16
 Economic and Market Information              16
ABOUT FEDERATED INVESTORS                     16

 Mutual Fund Market                           16
 Institutional Clients                        17
 Trust Organizations                          17
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                17
APPENDIX                                      18





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.


(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
CALIFORNIA INVESTMENT RISKS

LIMITS ON TAXING AND SPENDING AUTHORITY
Developments in California ( the `State'' or ``California'') which constrain the taxing and spending authority of California governmental entities could adversely affect the ability of such entities to meet their interest and/or principal payment obligations on securities they have issued or will issue. The following information constitutes only a brief summary and is not intended as a complete description.


In 1978, a statewide referendum approved Proposition 13, an amendment to the California Constitution limiting both the valuation of real property for property tax purposes and the power of local taxing authorities to increase real property tax revenues. To provide revenue to local governments, legislation was enacted shortly thereafter providing for the redistribution to local governments of the State's then existing surplus in its General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. More recent California legislation has, however, reduced State assistance payments to local governments and reallocated a portion of such payments to the State's General Fund.
In 1979, California voters amended the California Constitution again by passing Article XIII B, which imposes an appropriations limit on the spending authority of certain State and local government entities. The State's appropriations limit is based on its 1978-1979 fiscal year authorizations to expend proceeds of taxes and is adjusted annually to reflect changes in cost of living and population and transfer of financial responsibility from one governmental unit to another. If a California governmental entity raises revenues beyond its appropriations limit, the excess must be returned to the entity's taxpayers within the two subsequent fiscal years, generally by a tax credit, refund, or temporary suspension of tax rates or fee schedules. These spending limitations do not, however, apply to the debt service on obligations existing or legally authorized as of January 1, 1979, or on bonded indebtedness thereafter approved by the voters.
In November 1988, California voters approved Proposition 98. This initiative requires that revenues in excess of amounts permitted to be spent, and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 4%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. Any funds allocated to the State school fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Prop. 98 also requires the State to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.
On September 28, 1995, the California Supreme Court upheld the constitutionality of Proposition 62. This referendum was approved by the State's voters in 1986, but not enforced due to previous judicial decisions. Prop. 62 requires a two-thirds voter approval for special taxes and a new simple majority approval for general municipal purposes for general law cities and counties . The future effect of Proposition 62 on the financial performance of California local governments and on note and debt security in unclear. It is possible that court challenges, based on Prop. 62, to taxes raised or imposed after 1986, may reduce general municipal revenues available for financing municipal operations and services, including repayment of tax anticipation notes and other forms of debt such as certificates of participation.

In November of 1996, the California voters approved Proposition 218, which further limits the ability of local governments to raise certain taxes without direct voter approval. For general taxes the locality must seek a majority and for special taxes a two-thirds majority. The long term effects on municipalities with respect to Prop. 218 are yet to be determined. Prop. 218 extends the voter approval to the 90 plus charter cities in California.



The effects of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remain unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.
ECONOMIC DEVELOPMENTS

The California economy is in recovery. Statewide unemployment in 1995 was nearly one full percentage point lower than in 1994, and the employment gains are continuing into 1996. Major sectors of employment growth have been high tech industries and motion picture production. Gains in these and other sectors have more than offset continued job losses in the aerospace and financial services industries. Other positive economic developments include greatly increased exports and retail sales. However, there are soft spots in the recovery. The aforementioned aerospace and defense as well as financial sectors continue to experience restructuring. Additionally , the housing sector remains weak .
As a result of the improvement in the overall economy, tax revenues have been higher than budgeted. For fiscal 1995, the State's general (operating) fund revenues were 6.7% greater than fiscal 1994. Revenues for fiscal year 1996 were $800 million more than budgeted, but operations were slim due to higher than budgeted expenditures. Financial challenges clearly remain, as the budget for fiscal year 1997 again reflects optimism about certain revenue sources, most notably federal government aid for illegal immigrants.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued California municipal securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, limitations and the Trust's Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash, or certain money market instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
INVESTMENTS IN ANY ONE ISSUER
 With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer (except cash and cash items, repurchase agreements collateralized by U.S. government securities, and U.S. government obligations.)


Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues.
Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.




INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre


Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee


Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street


Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba


205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and


Technology, Federal Emergency Management Advisory Board and Czech
Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal


Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Shares.

As of December 2, 1996, the following shareholder(s) of record owned 5% or more of the outstanding shares of the California Municipal Cash Trust - Institutional Shares: Repub & Co., Los Angeles, CA, (39.47%); Bank of


Stockton, Stockton, CA, (6.55%); SBT & Co., La Jolla, CA, (42.73%); and Santa Monica Bank, Santa Monica, CA, (9.42%).
As of November 26, 1996, the following shareholder(s) of record owned 5% or more of the outstanding shares of the California Municipal Cash Trust - Institutional Service Shares: Piper Jaffray Inc., Minneapolis, MN, (19.83%); Pacific Bank N.A., San Francisco, CA, (11.86%);First Interstate Bank, Calabasas, CA, (9.63%); Citibank N.A., Long Island City, NY, (7.11%); Borel Bank & Trust, San Mateo, CA, (6.09%); and Charles W. Davidson, San Jose, CA, (5.02%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and


Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.


TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the California Municipal Cash Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the California Municipal Cash Trust.

ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and for the period from October 1,1994 to October 31, 1994, the adviser earned $501,955, $465,758, and $34,909, respectively, of which $501,955, $402,906, and $30,860, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1996, Institutional Service Shares of the Fund paid no brokerage commissions. During the period from March 4, 1996 (date of initial public investment) to October 31, 1996, Institutional Shares of the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and for the period from October 1,1994 to October 31, 1994, the Administrators earned $145,082, $125,000, and $10,617, respectively. CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ended October 31, 1996, the Fund paid shareholder service fees for Institutional Shares and Institutional Service Shares in the amounts of $21,796 and $229,181, respectively, all of which were waived for Institutional Shares and of which $19,247 were waived for Institutional Service Shares and the remaining balance was paid to financial institutions.



DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31,1996, the yield for Institutional Shares and Institutional Service Shares was 3.41% and 3.16%, respectively.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended October 31,1996, the effective yield for Institutional Shares and Institutional Service Shares was 3.47% and 3.21%, respectively.

TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 48.9% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.

For the seven-day period ended October 31,1996, the tax-equivalent yield for Institutional Shares and Institutional Service Shares was 6.79% and 6.28%, respectively.



TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.




                       TAXABLE YIELD EQUIVALENT FOR 1996

                     STATE OF CALIFORNIA

    COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              23.00%   37.30%    40.30%     45.30%      48.90%


    SINGLE     $1 -  $24,001 - $58,151 -   $121,301 -    OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                           TAXABLE YIELD
EQUIVALENT
          ----------------------------

     1.50%     1.95%    2.39%     2.51%      2.74%       2.94%
     2.00%     2.60%    3.19%     3.35%      3.66%       3.91%
     2.50%     3.25%    3.99%     4.19%      4.57%       4.89%


     3.00%     3.90%    4.78%     5.03%      5.48%       5.87%
     3.50%     4.55%    5.58%     5.86%      6.40%       6.85%
     4.00%     5.19%    6.38%     6.70%      7.31%       7.83%
     4.50%     5.84%    7.18%     7.54%      8.23%       8.81%
     5.00%     6.49%    7.97%     8.38%      9.14%       9.78%
     5.50%     7.14%    8.77%     9.21%     10.05%      10.76%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.





                       TAXABLE YIELD EQUIVALENT FOR 1996

                     STATE OF CALIFORNIA

    COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
            21.00%   37.30%     40.30%    45.30%    48.90%     48.90%


    JOINT    $1 -   $40,101 - $96,901 - $147,701 - $263,751     OVER
    RETURN  40,100    96,900   147,700    263,750   439,744   $439,744


TAX-EXEMPT


YIELD                           TAXABLE YIELD
EQUIVALENT
          ----------------------------

     1.50%   1.90%    2.39%      2.51%     2.74%     2.94%      2.94%
     2.00%   2.53%    3.19%      3.35%     3.66%     3.91%      3.91%
     2.50%   3.16%    3.99%      4.19%     4.57%     4.89%      4.89%
     3.00%   3.80%    4.78%      5.03%     5.48%     5.87%      5.87%
     3.50%   4.43%    5.58%      5.86%     6.40%     6.85%      6.85%
     4.00%   5.06%    6.38%      6.70%     7.31%     7.83%      7.83%
     4.50%   5.70%    7.18%      7.54%     8.23%     8.81%      8.81%
     5.00%   6.33%    7.97%      8.38%     9.14%     9.78%      9.78%
     5.50%   6.96%    8.77%      9.21%    10.05%    10.76%     10.76%


    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Cumulative total return reflects the total performance over a specific period of time. For the period from March 4, 1996 (date of initial public investment) through October 31, 1996, the cumulative total return for Institutional Shares was 2.24%. This total return is representative of only eights months of activity since the date of initial public investment.
For the one-year and five-year periods endedOctober 31, 1996 and for the period from March 15, 1989 (date of initial public offering) through October 31, 1996, the average annual total returns were 3.22%, 2.69% and 3.48%, respectively, for Institutional Service Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.


MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR , Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *Source: Investment Company Institute



APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS


An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


     This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.

FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.





NEW YORK MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)


INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of New York Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New York municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New York, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996

TABLE OF CONTENTS


 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES                                           2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  New York Municipal Securities                                          6
  Investment Risks                                                       6
  Investment Limitations                                                 6
 FUND INFORMATION                                                        7
  Management of the Fund                                                 7
  Distribution of Institutional Service Shares                           8
  Administration of the Fund                                             9
 NET ASSET VALUE                                                         9
 HOW TO PURCHASE SHARES                                                  9
  Special Purchase Features                                             10
 HOW TO REDEEM SHARES                                                   10
  Special Redemption Features                                           11
 ACCOUNT AND SHARE INFORMATION                                          12
 TAX INFORMATION                                                        12
  Federal Income Tax                                                    12
  State and Local Tax                                                   13
 OTHER CLASSES OF SHARES                                                14
 PERFORMANCE INFORMATION                                                14
 FINANCIAL HIGHLIGHTS -- CASH II SHARES


                                                                        15
 FINANCIAL STATEMENTS                                                   16
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                                                        30
 ADDRESSES                                                              31




SUMMARY OF FUND EXPENSES

                                        INSTITUTIONAL SERVICE SHARES
                                     SHAREHOLDER TRANSACTION EXPENSES



 Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)                                                      None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                      None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                             None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                        None
 Exchange Fee                                                                              None




                                      ANNUAL OPERATING EXPENSES
                                 (As a percentage of average net assets)


 Management Fee (after waiver)(1)                                                          0.29%
 12b-1 Fee (after waiver)(2)                                                               0.00%
 Total Other Expenses                                                                      0.24%
   Shareholder Services Fee (after waiver)(3)                                0.07%
     Total Operating Expenses(4)                                                           0.53%




(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The Total Operating Expenses would have been 1.07% absent the voluntary waivers of portions of the management fee and shareholder services fee and the voluntary waiver of the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of
each time period                                                     $5       $17       $30       $66




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NEW YORK MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
30.


                                                          YEAR ENDED OCTOBER 31,
                         1996       1995     1994      1993*     1992      1991      1990       1989      1988     1987
 NET ASSET VALUE,
 BEGINNING OF PERIOD   $ 1.00     $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00   $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income                 0.03       0.04      0.02     0.02      0.03      0.04      0.05      0.06       0.05     0.04
 LESS DISTRIBUTIONS
  Distributions from
  net investment
  income                (0.03)     (0.04)    (0.02)   (0.02)    (0.03)    (0.04)    (0.05)    (0.06)    (0.05)    (0.04)
 NET ASSET VALUE,
 END OF PERIOD         $ 1.00     $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)         3.24%      3.56%     2.35%    2.16%     3.01%     4.59%     5.51%     5.70%     4.66%     3.90%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses               0.53%      0.54%     0.52%    0.54%     0.57%     0.52%     0.54%     0.55%     0.51%     0.47%
  Net investment income  3.18%      3.49%     2.31%    2.14%     2.99%     4.48%     5.36%     5.56%     4.57%     3.81%
  Expense waiver/
  reimbursement(b)       0.54%      0.53%     0.13%    0.17%       --       --        --        --       --        --
 SUPPLEMENTAL DATA
  Net assets,
  end of period


  (000 omitted)      $305,533   $276,149  $236,580 $274,357  $164,492  $191,616  $197,213  $245,542  $212,786  $141,040




  * Prior to November 9, 1992, the Fund provided three classes of shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Cash II Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for banks and other institutions that hold assets for individuals, trust, estates, or partnerships, as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and personal income taxes imposed by New York State and New York municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New York and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and New and personal income taxes imposed by New York State and New York municipalities ("New York Municipal Securities"). Examples of New York Municipal Securities include, but are not limited to:

 * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

 * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

 * municipal commercial paper and other short-term notes;

 * variable rate demand notes;

 * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and



 * participation, trust, and partnership interests in any of the foregoing obligations.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   PARTICIPATION INTERESTS. The Fund may purchase interests in New York Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New York Municipal


   Securities.

   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New York Municipal Securities is subject to the federal alternative minimum tax.

NEW YORK MUNICIPAL SECURITIES

New York Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New York Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New York Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New York Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New York Municipal Securities acceptable for purchase by the Fund could become limited.



The Fund may invest in New York Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New York Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New York Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in New York Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.



FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of


   Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES



Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to .30% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services


(including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:


   MAXIMUM                                  AVERAGE AGGREGATE
    FEE                                     DAILY NET ASSETS
   .15%                               on the first $250 million
   .125%                               on the next $250 million
   .10%                                on the next $250 million
   .075%                          on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: New York Municipal Cash Trust --Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: New York Municipal Cash Trust -- Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW YORK TAXES. Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent interest income attributable to obligations issued by the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Cash II Shares which are designed to provide a cash management vehicle for certain customers of financial institutions which would include corporations and municipalities, as well as larger individual accounts, seeking a high level of cash management services from the participating institution. Cash II Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Cash II Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Cash II Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Cash II Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NEW YORK MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH II SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
30.



                                                                    YEAR ENDED OCTOBER 31,
                                           1996       1995     1994       1993**     1992     1991(A)
 NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.00     $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.03       0.03      0.02       0.02      0.03       0.02
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                       (0.03)     (0.03)    (0.02)     (0.02)    (0.03)     (0.02)
 NET ASSET VALUE, END OF PERIOD          $ 1.00     $ 1.00    $ 1.00     $ 1.00    $ 1.00     $ 1.00
 TOTAL RETURN(B)                           3.05%      3.37%     2.15%      1.98%     2.86%      2.20%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                 0.71%      0.71%     0.71%      0.71%     0.73%      0.46%*
  Net investment income                    3.02%      3.20%     2.19%      1.96%     2.46%      4.08%*
  Expense waiver/reimbursement(c)          0.36%      0.36%     0.21%      0.17%       --        --
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                         $25,571    $14,439   $134,051   $58,884    $4,641        $56




  * Computed on an annualized basis.

 ** Prior to November 9, 1992, the Fund provided three classes of shares.

(a) Reflects operations for the period from April 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996


    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- 101.4%
                    NEW YORK -- 101.4%
 $     2,500,000    Albany, NY IDA, (Series 1995) Weekly VRDNs (Davies Office
                    Refurbishing, Inc. Project)/(Marine Midland Bank N.A., Buffalo,
                    NY LOC)                                                                                 $  2,500,000
       2,480,000    Alden Central School District, NY, UT GO, 4.25% BANs, 6/24/1997                            2,485,444
         900,000    Babylon, NY IDA, (1994 Series) Weekly VRDNs (J. D'Addario
                    & Company, Inc. Project)/(National Westminster Bank, PLC,
                    London LOC)                                                                                  900,000
       3,800,000    Brookhaven-Comsewogue Union Free School District, NY, 4.00%
                    TANs, 6/30/1997                                                                            3,804,788
      10,000,000    Buffalo, NY, Custodial Receipts (2nd Series 1996-H), 5.00% BANs
                    (State Street Bank and Trust Co. LOC), 3/6/1997                                            10,037,016
       3,800,000    Canisteo Central School District, NY, 4.125% BANs, 4/30/1997                                3,805,322
       1,555,000    Cattaraugus County, NY IDA, (Series 1996A) Weekly VRDNs
                    (Gier's Farm Service, Inc. Project)/(Key Bank of New York LOC)                              1,555,000
       2,550,000    Chautauqua County, NY IDA Weekly VRDNs (Cliffstar Corp.)/
                    (KeyBank, N.A. LOC)                                                                         2,550,000
       3,900,000    Chautauqua County, NY IDA Weekly VRDNs (Mogen David Wine
                    Corp.)/(Wells Fargo Bank, N.A. LOC)                                                         3,900,000
       5,000,000    Chautauqua County, NY, 3.60% TANs, 12/20/1996                                               5,001,303
       3,400,000    Clyde-Savannah Central School District, NY, 4.375% BANs,
                    6/27/1997                                                                                   3,405,847


       1,060,000    Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(Marine Midland
                    Bank N.A., Buffalo, NY LOC)                                                                 1,060,000
         765,000    Colonie, NY IDA, (Series 1988) Weekly VRDNs (13 Green M-1 Drive
                    Project)/(Marine Midland Bank N.A., Buffalo, NY LOC)                                          765,000
       2,220,000    Colonie, NY, (Series 1996B), 4.00% BANs, 4/18/1997                                          2,222,459
       7,500,000    Deer Park Union Free School District, NY, 4.50% BANs, 10/3/1997                             7,538,525
       5,000,000    Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                    (Servotronics, Inc. Project)/(Fleet Bank of New York LOC)                                   5,000,000




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     4,500,000    Florida Union Free School District, NY, 4.125% BANs, 12/5/1996                          $  4,501,509
       1,800,000    Franklin County, NY IDA, (Series 1991A) Weekly VRDNs
                    (KES Chateaugay)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                       1,800,000
       3,263,366    Gloversville, NY, 4.25% BANs, 12/27/1996                                                   3,265,769
       1,500,000    Guilderland, NY IDA, (Series 1993A) Weekly VRDNs (Northeastern
                    Industrial Park, Inc.)/(Fleet Bank of New York LOC)                                        1,500,000
       4,420,000    Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's
                    Kitchen)/(Bank of New York, New York LOC)                                                  4,420,000
       2,005,000    Madison County, NY IDA, (Series 1989A) Weekly VRDNs (Madison,
                    NY Upstate Metals)/(Fleet Bank of New York LOC)                                            2,005,000
      15,000,000    Marine Midland, NY, Premium Tax-Exempt Bond & Loan Trust
                    Weekly VRDNs (Marine Midland New York Trust)/(Marine Midland
                    Bank N.A., Buffalo, NY LOC)                                                                15,000,000
       4,900,000 (b)New York City Housing Development Corp., Municipal Securities
                    Trust Receipts (Series 1996-CMC1A) Weekly VRDNs (Chase
                    Manhattan Corp. LIQ)                                                                       4,900,000
       4,900,000 (b)New York City Housing Development Corp., Municipal Securities
                    Trust Receipts (Series 1996-CMC1B) Weekly VRDNs (Chase
                    Manhattan Corp. LIQ)                                                                       4,900,000
       1,500,000    New York City Municipal Water Finance Authority, Water and Sewer
                    System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/


                    (FGIC Securities Purchase, Inc. LIQ)                                                       1,500,000
       1,500,000    New York City, NY IDA Daily VRDNs (Japan Airlines Co.)/(Morgan
                    Guaranty Trust Co., New York LOC)                                                          1,500,000
         216,667    New York City, NY IDA Weekly VRDNs (David Rosen Bakers
                    Supply)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan
                    Bank N.A., New York LOC)                                                                     216,667
      31,562,850    New York City, NY IDA, (Series 1995A) Weekly VRDNs (Brooklyn
                    Navy Yard Cogeneration Partners, L.P. Project)/(Bank of America NT
                    and SA, San Francisco LOC)                                                                31,562,850
       5,000,000    New York City, NY, (Series A), 4.50% TANs, 2/12/1997                                       5,009,877




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     5,000,000    New York City, NY, (Series B), 4.50% RANs (Bank of Nova Scotia,
                    Toronto, Canadian Imperial Bank of Commerce, Toronto and
                    Commerzbank AG, Frankfurt LOCs), 6/30/1997                                              $  5,022,496
       4,600,000    New York City, NY, 3.75% TOBs (FSA INS)/(Citibank NA, New York
                    LIQ), Optional Tender 2/15/1997                                                            4,600,000
      10,900,000    New York City, NY, UT GO Fiscal 1994 (Series H-3), 3.65% CP
                    (FSA INS)/(State Street Bank and Trust Co. LIQ), Mandatory
                    Tender 11/12/1996                                                                         10,900,000
       5,475,000 (b)New York State Dormitory Authority, PA-60 (Series 1993) Weekly
                    VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch
                    Capital Services, Inc. LIQ)                                                                5,475,000
       3,000,000    New York State Energy Research & Development Authority,
                    (Series 1993A) Weekly VRDNs (Long Island Lighting Co.)/
                    (Toronto-Dominion Bank LOC)                                                                3,000,000
       8,000,000    New York State Energy Research & Development Authority, PCR
                    Bonds (Series B) Daily VRDNs (Niagara Mohawk Power Corp.)/
                    (Morgan Guaranty Trust Co., New York LOC)                                                  8,000,000
       6,020,000    New York State HFA Weekly VRDNs (Special Surgery Hospital)/
                    (Chase Manhattan Bank N.A., New York LOC)                                                  6,020,000
       4,000,000    New York State HFA, Housing Revenue Bonds (1985 Series A) Weekly
                    VRDNs (Liberty View Apartments)/(Chase Manhattan Bank N.A.,


                    New York LOC)                                                                              4,000,000
       1,210,000    New York State Job Development Authority Weekly VRDNs
                    (Sumitomo Bank Ltd., Osaka LOC)                                                            1,210,000
       1,500,000    New York State Job Development Authority Weekly VRDNs
                    (Sumitomo Bank Ltd., Osaka LOC)                                                            1,500,000
       4,580,000 (b)New York State Medical Care Facilities Finance Agency, Hospital &
                    Nursing Home Mortgage Revenue Bonds (1994 Series C) Weekly
                    VRDNs (FHA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                                 4,580,000
       3,700,000 (b)New York State Mortgage Agency, (Series PA-29) Weekly VRDNs
                    (Merrill Lynch Capital Services, Inc. LIQ)                                                 3,700,000




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     4,720,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue
                    Bonds (PA-87) Weekly VRDNs (Merrill Lynch Capital Services,
                    Inc. LIQ)                                                                               $  4,720,000
       7,270,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue
                    Bonds (Series PT-15B) Weekly VRDNs (Commerzbank AG,
                    Frankfurt LIQ)                                                                             7,270,000
       3,660,000    New York State, (Series A), 4.50% Bonds, 7/15/1997                                         3,675,636
       6,500,000    Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum Corp.)/
                    (PNC Bank, N.A. LOC)                                                                       6,500,000
       1,400,000    Norwich, NY, 4.375% BANs, 9/19/1997                                                        1,403,257
       3,000,000    Oneida County, NY, Custodial Receipts (2nd Series 1996-D), 4.25%
                    BANs (State Street Bank and Trust Co. LOC), 5/9/1997                                       3,006,653
         610,000    Onondaga County, NY IDA Weekly VRDNs (Beverage Corp.)/
                    (Marine Midland Bank N.A., Buffalo, NY LOC)                                                  610,000
         910,000    Onondaga County, NY IDA, (Series 1987) Weekly VRDNs (Southern
                    Container Corp.)/(Chase Manhattan Bank N.A., New York LOC)                                   910,000
       1,725,000    Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)                                   1,725,000
       1,450,000    Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye
                    Corrugated)/(National City Bank, Cleveland, OH LOC)                                        1,450,000
       5,700,000    Oswego County, NY IDA Weekly VRDNs (Copperweld Corp.)/
                    (Credit Lyonnais, Paris LOC)                                                               5,700,000


      15,000,000    Port Authority of New York and New Jersey Weekly VRDNs                                    15,000,000
      15,000,000    Port Authority of New York and New Jersey Weekly VRDNs                                    15,000,000
       1,000,000    Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam
                    Industrial Park)/(Fleet Bank of New York LOC)                                              1,000,000
         497,529    Schenectady, NY IDA Weekly VRDNs (McClellan Street Associates)/
                    (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A.,
                    New York LOC)                                                                                497,529
       1,700,000    Schenectady, NY IDA, IDRB (Series 1995A) Weekly VRDNs (Fortitech
                    Holding Corporation Project)/(Fleet Bank of New York LOC)                                  1,700,000
       3,000,000    South Country Central School District, NY, 4.50% TANs, 6/25/1997                           3,008,380




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     3,200,000    Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy
                    Conveyor Corporation Project)/(Chase Manhattan Bank N.A.,
                    New York LOC)                                                                           $  3,200,000
       2,400,000    Suffolk County, NY IDA Weekly VRDNs (C & J Realty Corp.)/
                    (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A.,
                    New York LOC)                                                                              2,400,000
         900,000    Suffolk County, NY IDA Weekly VRDNs (Poly Research Corp.)/
                    (Marine Midland Bank N.A., Buffalo, NY LOC)                                                  900,000
       1,800,000    Suffolk County, NY IDA, 5.363% TOBs (Grainger (W.W.), Inc.),
                    Optional Tender 12/1/1996                                                                  1,800,000
      11,299,000    Syracuse, NY, (Series 1995), 4.00% BANs, 12/20/1996                                       11,304,248
       2,200,000    Tompkins County, NY, (Series A), 4.00% BANs, 4/11/1997                                     2,202,804
       9,000,000    Ulster County, NY, Custodial Receipt (1996 Series A), 4.25% TANs
                    (State Street Bank and Trust Co. LOC), 3/26/1997                                           9,017,091
       5,000,000 (b)VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City
                    Municipal Water Finance Authority)/(MBIA INS)/(Hong Kong &
                    Shanghai Banking Corp. LIQ)                                                                5,000,000
       9,900,000 (b)VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
                    Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai
                    Banking Corp. LIQ)                                                                         9,900,000
       7,500,000    Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs


                    (Spence Engineering Co.)/(First Union National Bank, Charlotte,
                    N.C. LOC)                                                                                  7,500,000
       5,280,000    Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill
                    Corp.)/(First Union National Bank, Charlotte, N.C. LOC)                                    5,280,000
       4,000,000    Westhampton Beach Union Free School District, NY, 4.00% TANs,
                    6/27/1997                                                                                  4,006,240
       1,290,000    Yates County, NY IDA, (Series 1992A) Weekly VRDNs (Clearplass
                    Container)/(Fleet Bank of New York LOC)                                                    1,290,000
       2,200,000    Yonkers, NY IDA, (Series 1992A) Weekly VRDNs (Consumers Union
                    Facility)/(Industrial Bank of Japan Ltd., Tokyo LOC)                                       2,200,000
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                              $335,796,710




At October 31, 1996, 41.4% of the total investments at market value were subject to alternative minimum tax.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


FIRST TIER   SECOND TIER
 97.34%        2.66%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $50,455,000 which represents 15.2% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($331,104,268) at October 31, 1996.

The following acronyms are used throughout this portfolio:

BANs  -- Bond Anticipation Notes
CP    -- Commercial Paper
FGIC  -- Financial Guaranty Insurance Company
FHA   -- Federal Housing Administration
FSA   -- Financial Security Assurance
GO    -- General Obligation
HFA   -- Housing Finance Authority
IDA   -- Industrial Development Authority
IDRB  -- Industrial Development Revenue Bond
INS   -- Insured
LIQ   -- Liquidity Agreement
LOCs  -- Letter(s) of Credit
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue


PLC   -- Public Limited Company
RANs  -- Revenue Anticipation Notes
SA    -- Support Agreement
TANs  -- Tax Anticipation Notes
TOBs  -- Tender Option Bonds
UT    -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996


 ASSETS:
 Total investments in securities, at amortized cost and value                                  $  335,796,710
 Cash                                                                                                 286,594
 Income receivable                                                                                  2,698,212
 Receivable for shares sold                                                                           887,032
   Total assets                                                                                   339,668,548
 LIABILITIES:
 Payable for investments purchased                                             $ 7,811,028
 Income distribution payable                                                       673,724
 Accrued expenses                                                                   79,528
   Total liabilities                                                                                8,564,280
 NET ASSETS for 331,104,268 shares outstanding                                                   $331,104,268
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $305,533,428 / 305,533,428 shares outstanding                                                          $1.00
 CASH II SHARES:
 $25,570,840 / 25,570,840 shares outstanding                                                            $1.00




(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996


 INVESTMENT INCOME:
 Interest                                                                                             $ 12,055,066
 EXPENSES:
 Investment advisory fee                                                                $1,298,934
 Administrative personnel and services fee                                                 245,547
 Custodian fees                                                                             54,459
 Transfer and dividend disbursing agent fees and expenses                                   58,757
 Directors'/Trustees' fees                                                                   4,397
 Auditing fees                                                                              13,561
 Legal fees                                                                                  5,282
 Portfolio accounting fees                                                                  88,338
 Distribution services fee -- Institutional Service Shares                                 750,832
 Distribution services fee -- Cash II Shares                                                61,083
 Shareholder services fee -- Institutional Service Shares                                  751,279
 Shareholder services fee -- Cash II Shares                                                 61,083
 Share registration costs                                                                   32,037
 Printing and postage                                                                       27,219
 Insurance premiums                                                                          5,255
 Taxes                                                                                         266
 Miscellaneous                                                                               2,848
  Total expenses                                                                         3,461,177
 Waivers --
  Waiver of investment advisory fee                                      $ (343,123)
  Waiver of distribution services fee -- Institutional Service Shares      (750,832)
  Waiver of distribution services fee -- Cash II Shares                     (61,082)
  Waiver of shareholder services fee -- Institutional Service Shares       (540,243)


    Total waivers                                                                       (1,695,280)
      Net expenses                                                                                       1,765,897
        Net investment income                                                                           10,289,169
  Net realized gain on investments                                                                           5,609
        Change in net assets resulting from operations                                                 $10,294,778




(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS



                                                                           YEAR ENDED OCTOBER 31,
                                                                          1996                 1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                              $   10,289,169       $   11,498,874
 Net realized gain (loss) on investments                                     5,609               12,000
  Change in net assets resulting from operations                        10,294,778           11,510,874
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income:
  Institutional Service Shares                                          (9,551,350)          (9,657,797)
  Cash II Shares                                                          (737,819)          (1,841,077)
  Change in net assets resulting from distributions to
  shareholders                                                         (10,289,169)         (11,498,874)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                        1,133,036,436        1,236,075,244
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                               2,199,491            3,314,165
 Cost of shares redeemed                                            (1,094,725,252)      (1,319,444,545)
   Change in net assets resulting from share transactions               40,510,675          (80,055,136)
     Change in net assets                                               40,516,284          (80,043,136)
 NET ASSETS:
 Beginning of period                                                   290,587,984          370,631,120
 End of period                                                     $   331,104,268       $  290,587,984




(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax, the personal income taxes imposed by the New York State and New York municipalities consistent with stability of principal. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

   Additional information on each restricted security held at October 31, 1996 is as follows:


                                                         FUND
            SECURITY                                 ACQUISITION DATE        ACQUISITION COST
 New York City Housing Development
 Corp (Series 1996-CMC1A)                           September 11, 1996         $ 4,900,000
 New York City Housing Development
 Corp. (Series 1996-CMC1B)                          September 11, 1996           4,900,000
 New York State Dormitory Authority,
 PA-60                                              March 13, 1995               5,475,000
 New York State Medical Care Facilities
 Finance Agency                                     August 22, 1996              4,580,000
 New York State Mortgage Agency
 (Series PA-29)                                     April 3, 1995                3,700,000
 New York State Mortgage Agency
 (PA-87)                                            July 5, 1995                 4,720,000
 New York State Mortgage Agency
 (Series PT-15B)                                    December 29, 1995-
                                                    May 30, 1996                 7,270,000
 VRDC/IVRC Trust (Series 1992A)                     July 5, 1995                 5,000,000
 VRDC/IVRC Trust (Series 1993G)                     August 14, 1996-
                                                    October 25, 1996             9,900,000




   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

NEW YORK MUNICIPAL CASH TRUST

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $331,104,268.

Transactions in shares were as follows:


                                                                                       YEAR ENDED
                                                                                       OCTOBER 31,
                                                                                    1996              1995
 INSTITUTIONAL SERVICE SHARES                                                      SHARES            SHARES
 Shares sold                                                                    990,741,683     1,002,966,036
 Shares issued to shareholders in payment of distributions declared               1,624,496         1,484,402
 Shares redeemed                                                               (962,988,268)     (964,892,684)
  Net change resulting from Institutional Service Share transactions             29,377,911        39,557,754
                                                                                       YEAR ENDED
                                                                                       OCTOBER 31,
                                                                                    1996              1995
 CASH II SHARES                                                                    SHARES            SHARES
 Shares sold                                                                    142,294,754       233,109,208
 Shares issued to shareholders in payment of distributions declared                 574,995         1,829,763
 Shares redeemed                                                               (131,736,985)     (354,551,861)
  Net change resulting from Cash II Share transactions                           11,132,764        75,166,605
  Net change resulting from share transactions                                   40,510,675       (80,055,137)




4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

NEW YORK MUNICIPAL CASH TRUST

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $479,312,850 and $413,930,000, respectively.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

   CONCENTRATION OF CREDIT RISK -- Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 60% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(New York Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania


December 13, 1996

ADDRESSES

New York Municipal Cash Trust
         Institutional Service Shares          Federated Investors Tower
                                               Pittsburgh, PA 15222-3779

Distributor
         Federated Securities Corp.            Federated Investors Tower
                                               Pittsburgh, PA 15222-3779

Investment Adviser
         Federated Management                  Federated Investors Tower
                                               Pittsburgh, PA 15222-3779

Custodian
         State Street Bank and                 P.O. Box 8600
         Trust Company                         Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
         Federated Shareholder                 P.O. Box 8600
         Services Company                      Boston, MA 02266-8600

Independent Public Accountants
         Arthur Andersen LLP                   2100 One PPG Place
                                               Pittsburgh, PA 15222


NEW YORK MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

Federated Investors

[graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[graphic]

Cusip 314229741
G00208-01 (12/96)








NEW YORK MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES

PROSPECTUS

The Cash II Shares of New York Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term New York municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of New York, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE


LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996

TABLE OF CONTENTS


 SUMMARY OF FUND EXPENSES                                                1
 FINANCIAL HIGHLIGHTS --
   CASH II SHARES                                                        2
 GENERAL INFORMATION                                                     3
 INVESTMENT INFORMATION                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  New York Municipal Securities                                          5
  Investment Risks                                                       6
  Investment Limitations                                                 6
 FUND INFORMATION                                                        7
  Management of the Fund                                                 7
  Distribution of Cash II Series                                         8
  Administration of the Fund                                             9
 NET ASSET VALUE                                                         9
 HOW TO PURCHASE SHARES                                                  9
  Special Purchase Features                                             10
 HOW TO REDEEM SHARES                                                   10
  Special Redemption Features                                           11
 ACCOUNT AND SHARE INFORMATION                                          12
 TAX INFORMATION                                                        12
  Federal Income Tax                                                    12
  State and Local Tax                                                   13
 OTHER CLASSES OF SHARES                                                13
 PERFORMANCE INFORMATION                                                14
 FINANCIAL HIGHLIGHTS --


  INSTITUTIONAL SERVICE SHARES                                          15
 FINANCIAL STATEMENTS                                                   16
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                                                                        30
 ADDRESSES                                                              31




SUMMARY OF FUND EXPENSES

                                                   CASH II SHARES
                                          SHAREHOLDER TRANSACTION EXPENSES



 Maximum Sales Charge Imposed on Purchases
   (as a percentage of offering price)                                                                None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                                None
 Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                                       None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                                   None
 Exchange Fee                                                                                         None




                                               ANNUAL OPERATING EXPENSES
                                         (As a percentage of average net assets)


 Management Fee (after waiver)(1)                                                                     0.29%
 12b-1 Fee (after waiver)(2)                                                                          0.00%
 Total Other Expenses                                                                                 0.42%
   Shareholder Services Fee                                                               0.25%
     Total Operating Expenses(3)                                                                      0.71%




(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The Total Operating Expenses would have been 1.07% absent the voluntary waiver of a portion of the management fee and the voluntary waiver of the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Cash II Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


EXAMPLE                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period                                              $7       $23       $40        $88




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NEW YORK MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
30.


                                                               YEAR ENDED OCTOBER 31,
                                          1996       1995      1994       1993**      1992    1991(A)
 NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.00    $ 1.00     $ 1.00     $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.03      0.03       0.02       0.02      0.03     0.02
 LESS DISTRIBUTIONS
  Distributions from net
  investment income                       (0.03)    (0.03)     (0.02)     (0.02)    (0.03)   (0.02)
 NET ASSET VALUE, END OF PERIOD          $ 1.00    $ 1.00     $ 1.00     $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                           3.05%     3.37%      2.15%      1.98%     2.86%    2.20%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                 0.71%     0.71%      0.71%      0.71%     0.73%    0.46%*
  Net investment income                    3.02%     3.20%      2.19%      1.96%     2.46%    4.08%*
  Expense waiver/reimbursement(c)          0.36%     0.36%      0.21%      0.17%     --        --
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                         $25,571   $14,439   $134,051    $58,884    $4,641      $56




  * Computed on an annualized basis.

 ** Prior to November 9, 1992, the Fund provided three classes of shares.

(a) Reflects operations for the period from April 25, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Cash II Shares and Institutional Service Shares. This prospectus relates only to Cash II Shares of the Fund, which are designed to provide a cash management vehicle for certain customers of financial institutions which would include corporations and municipalities, as well as larger individual accounts, seeking a high level of cash management services from the participating institution. The Fund may not be a suitable investment for retirement plans or for non-New York taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of New York and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and New York and the personal income taxes imposed by New York State and New York municipalities ("New York Municipal Securities"). Examples of New York Municipal Securities include, but are not limited to:

 * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

 * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;



 * municipal commercial paper and other short-term notes;

 * variable rate demand notes;

 * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

 * participation, trust, and partnership interests in any of the foregoing obligations.

   VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

   PARTICIPATION INTERESTS. The Fund may purchase interests in New York Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying New York Municipal Securities.

   MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period


(usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain New York Municipal Securities is subject to the federal alternative minimum tax.

NEW YORK MUNICIPAL SECURITIES


New York Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New York Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of New York Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on New York Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of New York Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in New York Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these New York Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of New York Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in New York Municipal Securities may entail a greater level of risk than other types of money market funds.



INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

   ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions;


prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to .30% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions may receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:


   MAXIMUM                                 AVERAGE AGGREGATE
    FEE                                    DAILY NET ASSETS
   .15%                               on the first $250 million
   .125%                               on the next $250 million
   .10%                                on the next $250 million
   .075%                         on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Cash II Shares from the value of Fund assets attributable to Cash II Shares, and dividing the remainder by the number of Cash II Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: New York Municipal Cash Trust --Cash II Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: New York Municipal Cash Trust -- Cash II Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

NEW YORK TAXES. Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent interest income attributable to obligations issued by the State of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York State and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares that are sold primarily to banks and other institutions that hold assets for individuals, trusts, estates, or partnerships. Institutional Service Shares are sold at net asset value and are subject to a Rule 12b-1 Plan and a Shareholder Services Agreement. Investments in Institutional Service Shares are subject to a minimum initial investment of $25,000 within a 90-day period.

Cash II Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Cash II Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

NEW YORK MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
30.


                                                          YEAR ENDED OCTOBER 31,
                         1996       1995     1994      1993*     1992      1991      1990       1989      1988     1987
 NET ASSET VALUE,
 BEGINNING OF PERIOD   $ 1.00     $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00   $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income                 0.03       0.04      0.02     0.02      0.03      0.04      0.05      0.06       0.05     0.04
 LESS DISTRIBUTIONS
  Distributions from
  net investment
  income                (0.03)     (0.04)    (0.02)   (0.02)    (0.03)    (0.04)    (0.05)    (0.06)    (0.05)    (0.04)
 NET ASSET VALUE,
 END OF PERIOD         $ 1.00     $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(A)         3.24%      3.56%     2.35%    2.16%     3.01%     4.59%     5.51%     5.70%     4.66%     3.90%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses               0.53%      0.54%     0.52%    0.54%     0.57%     0.52%     0.54%     0.55%     0.51%     0.47%
  Net investment income  3.18%      3.49%     2.31%    2.14%     2.99%     4.48%     5.36%     5.56%     4.57%     3.81%
  Expense waiver/
  reimbursement(b)       0.54%      0.53%     0.13%    0.17%       --       --        --        --       --        --
 SUPPLEMENTAL DATA
  Net assets,
  end of period


  (000 omitted)      $305,533   $276,149  $236,580 $274,357  $164,492  $191,616  $197,213  $245,542  $212,786  $141,040




  * Prior to November 9, 1992, the Fund provided three classes of shares.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996


    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- 101.4%
                    NEW YORK -- 101.4%
 $     2,500,000    Albany, NY IDA, (Series 1995) Weekly VRDNs (Davies Office
                    Refurbishing, Inc. Project)/(Marine Midland Bank N.A., Buffalo,
                    NY LOC)                                                                                 $  2,500,000
       2,480,000    Alden Central School District, NY, UT GO, 4.25% BANs, 6/24/1997                            2,485,444
         900,000    Babylon, NY IDA, (1994 Series) Weekly VRDNs (J. D'Addario
                    & Company, Inc. Project)/(National Westminster Bank, PLC,
                    London LOC)                                                                                  900,000
       3,800,000    Brookhaven-Comsewogue Union Free School District, NY, 4.00%
                    TANs, 6/30/1997                                                                            3,804,788
      10,000,000    Buffalo, NY, Custodial Receipts (2nd Series 1996-H), 5.00% BANs
                    (State Street Bank and Trust Co. LOC), 3/6/1997                                            10,037,016
       3,800,000    Canisteo Central School District, NY, 4.125% BANs, 4/30/1997                                3,805,322
       1,555,000    Cattaraugus County, NY IDA, (Series 1996A) Weekly VRDNs
                    (Gier's Farm Service, Inc. Project)/(Key Bank of New York LOC)                              1,555,000
       2,550,000    Chautauqua County, NY IDA Weekly VRDNs (Cliffstar Corp.)/
                    (KeyBank, N.A. LOC)                                                                         2,550,000
       3,900,000    Chautauqua County, NY IDA Weekly VRDNs (Mogen David Wine
                    Corp.)/(Wells Fargo Bank, N.A. LOC)                                                         3,900,000
       5,000,000    Chautauqua County, NY, 3.60% TANs, 12/20/1996                                               5,001,303
       3,400,000    Clyde-Savannah Central School District, NY, 4.375% BANs,
                    6/27/1997                                                                                   3,405,847


       1,060,000    Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(Marine Midland
                    Bank N.A., Buffalo, NY LOC)                                                                 1,060,000
         765,000    Colonie, NY IDA, (Series 1988) Weekly VRDNs (13 Green M-1 Drive
                    Project)/(Marine Midland Bank N.A., Buffalo, NY LOC)                                          765,000
       2,220,000    Colonie, NY, (Series 1996B), 4.00% BANs, 4/18/1997                                          2,222,459
       7,500,000    Deer Park Union Free School District, NY, 4.50% BANs, 10/3/1997                             7,538,525
       5,000,000    Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs
                    (Servotronics, Inc. Project)/(Fleet Bank of New York LOC)                                   5,000,000




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     4,500,000    Florida Union Free School District, NY, 4.125% BANs, 12/5/1996                          $  4,501,509
       1,800,000    Franklin County, NY IDA, (Series 1991A) Weekly VRDNs
                    (KES Chateaugay)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                       1,800,000
       3,263,366    Gloversville, NY, 4.25% BANs, 12/27/1996                                                   3,265,769
       1,500,000    Guilderland, NY IDA, (Series 1993A) Weekly VRDNs (Northeastern
                    Industrial Park, Inc.)/(Fleet Bank of New York LOC)                                        1,500,000
       4,420,000    Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's
                    Kitchen)/(Bank of New York, New York LOC)                                                  4,420,000
       2,005,000    Madison County, NY IDA, (Series 1989A) Weekly VRDNs (Madison,
                    NY Upstate Metals)/(Fleet Bank of New York LOC)                                            2,005,000
      15,000,000    Marine Midland, NY, Premium Tax-Exempt Bond & Loan Trust
                    Weekly VRDNs (Marine Midland New York Trust)/(Marine Midland
                    Bank N.A., Buffalo, NY LOC)                                                                15,000,000
       4,900,000 (b)New York City Housing Development Corp., Municipal Securities
                    Trust Receipts (Series 1996-CMC1A) Weekly VRDNs (Chase
                    Manhattan Corp. LIQ)                                                                       4,900,000
       4,900,000 (b)New York City Housing Development Corp., Municipal Securities
                    Trust Receipts (Series 1996-CMC1B) Weekly VRDNs (Chase
                    Manhattan Corp. LIQ)                                                                       4,900,000
       1,500,000    New York City Municipal Water Finance Authority, Water and Sewer
                    System Revenue Bonds (Series 1995 A) Daily VRDNs (FGIC INS)/


                    (FGIC Securities Purchase, Inc. LIQ)                                                       1,500,000
       1,500,000    New York City, NY IDA Daily VRDNs (Japan Airlines Co.)/(Morgan
                    Guaranty Trust Co., New York LOC)                                                          1,500,000
         216,667    New York City, NY IDA Weekly VRDNs (David Rosen Bakers
                    Supply)/(Ford Motor Credit Corp. LIQ)/(Chase Manhattan
                    Bank N.A., New York LOC)                                                                     216,667
      31,562,850    New York City, NY IDA, (Series 1995A) Weekly VRDNs (Brooklyn
                    Navy Yard Cogeneration Partners, L.P. Project)/(Bank of America NT
                    and SA, San Francisco LOC)                                                                31,562,850
       5,000,000    New York City, NY, (Series A), 4.50% TANs, 2/12/1997                                       5,009,877




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     5,000,000    New York City, NY, (Series B), 4.50% RANs (Bank of Nova Scotia,
                    Toronto, Canadian Imperial Bank of Commerce, Toronto and
                    Commerzbank AG, Frankfurt LOCs), 6/30/1997                                              $  5,022,496
       4,600,000    New York City, NY, 3.75% TOBs (FSA INS)/(Citibank NA, New York
                    LIQ), Optional Tender 2/15/1997                                                            4,600,000
      10,900,000    New York City, NY, UT GO Fiscal 1994 (Series H-3), 3.65% CP
                    (FSA INS)/(State Street Bank and Trust Co. LIQ), Mandatory
                    Tender 11/12/1996                                                                         10,900,000
       5,475,000 (b)New York State Dormitory Authority, PA-60 (Series 1993) Weekly
                    VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch
                    Capital Services, Inc. LIQ)                                                                5,475,000
       3,000,000    New York State Energy Research & Development Authority,
                    (Series 1993A) Weekly VRDNs (Long Island Lighting Co.)/
                    (Toronto-Dominion Bank LOC)                                                                3,000,000
       8,000,000    New York State Energy Research & Development Authority, PCR
                    Bonds (Series B) Daily VRDNs (Niagara Mohawk Power Corp.)/
                    (Morgan Guaranty Trust Co., New York LOC)                                                  8,000,000
       6,020,000    New York State HFA Weekly VRDNs (Special Surgery Hospital)/
                    (Chase Manhattan Bank N.A., New York LOC)                                                  6,020,000
       4,000,000    New York State HFA, Housing Revenue Bonds (1985 Series A) Weekly
                    VRDNs (Liberty View Apartments)/(Chase Manhattan Bank N.A.,


                    New York LOC)                                                                              4,000,000
       1,210,000    New York State Job Development Authority Weekly VRDNs
                    (Sumitomo Bank Ltd., Osaka LOC)                                                            1,210,000
       1,500,000    New York State Job Development Authority Weekly VRDNs
                    (Sumitomo Bank Ltd., Osaka LOC)                                                            1,500,000
       4,580,000 (b)New York State Medical Care Facilities Finance Agency, Hospital &
                    Nursing Home Mortgage Revenue Bonds (1994 Series C) Weekly
                    VRDNs (FHA INS)/(Merrill Lynch Capital Services, Inc. LIQ)                                 4,580,000
       3,700,000 (b)New York State Mortgage Agency, (Series PA-29) Weekly VRDNs
                    (Merrill Lynch Capital Services, Inc. LIQ)                                                 3,700,000




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     4,720,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue
                    Bonds (PA-87) Weekly VRDNs (Merrill Lynch Capital Services,
                    Inc. LIQ)                                                                               $  4,720,000
       7,270,000 (b)New York State Mortgage Agency, Homeowner Mortgage Revenue
                    Bonds (Series PT-15B) Weekly VRDNs (Commerzbank AG,
                    Frankfurt LIQ)                                                                             7,270,000
       3,660,000    New York State, (Series A), 4.50% Bonds, 7/15/1997                                         3,675,636
       6,500,000    Niagara County, NY IDA Weekly VRDNs (Allegheny Ludlum Corp.)/
                    (PNC Bank, N.A. LOC)                                                                       6,500,000
       1,400,000    Norwich, NY, 4.375% BANs, 9/19/1997                                                        1,403,257
       3,000,000    Oneida County, NY, Custodial Receipts (2nd Series 1996-D), 4.25%
                    BANs (State Street Bank and Trust Co. LOC), 5/9/1997                                       3,006,653
         610,000    Onondaga County, NY IDA Weekly VRDNs (Beverage Corp.)/
                    (Marine Midland Bank N.A., Buffalo, NY LOC)                                                  610,000
         910,000    Onondaga County, NY IDA, (Series 1987) Weekly VRDNs (Southern
                    Container Corp.)/(Chase Manhattan Bank N.A., New York LOC)                                   910,000
       1,725,000    Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)                                   1,725,000
       1,450,000    Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye
                    Corrugated)/(National City Bank, Cleveland, OH LOC)                                        1,450,000
       5,700,000    Oswego County, NY IDA Weekly VRDNs (Copperweld Corp.)/
                    (Credit Lyonnais, Paris LOC)                                                               5,700,000


      15,000,000    Port Authority of New York and New Jersey Weekly VRDNs                                    15,000,000
      15,000,000    Port Authority of New York and New Jersey Weekly VRDNs                                    15,000,000
       1,000,000    Rotterdam, NY IDA, (Series 1993A) Weekly VRDNs (Rotterdam
                    Industrial Park)/(Fleet Bank of New York LOC)                                              1,000,000
         497,529    Schenectady, NY IDA Weekly VRDNs (McClellan Street Associates)/
                    (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A.,
                    New York LOC)                                                                                497,529
       1,700,000    Schenectady, NY IDA, IDRB (Series 1995A) Weekly VRDNs (Fortitech
                    Holding Corporation Project)/(Fleet Bank of New York LOC)                                  1,700,000
       3,000,000    South Country Central School District, NY, 4.50% TANs, 6/25/1997                           3,008,380




NEW YORK MUNICIPAL CASH TRUST



    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (A)SHORT-TERM MUNICIPALS -- CONTINUED
                    NEW YORK -- CONTINUED
 $     3,200,000    Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy
                    Conveyor Corporation Project)/(Chase Manhattan Bank N.A.,
                    New York LOC)                                                                           $  3,200,000
       2,400,000    Suffolk County, NY IDA Weekly VRDNs (C & J Realty Corp.)/
                    (Ford Motor Credit Corp. LIQ)/(Chase Manhattan Bank N.A.,
                    New York LOC)                                                                              2,400,000
         900,000    Suffolk County, NY IDA Weekly VRDNs (Poly Research Corp.)/
                    (Marine Midland Bank N.A., Buffalo, NY LOC)                                                  900,000
       1,800,000    Suffolk County, NY IDA, 5.363% TOBs (Grainger (W.W.), Inc.),
                    Optional Tender 12/1/1996                                                                  1,800,000
      11,299,000    Syracuse, NY, (Series 1995), 4.00% BANs, 12/20/1996                                       11,304,248
       2,200,000    Tompkins County, NY, (Series A), 4.00% BANs, 4/11/1997                                     2,202,804
       9,000,000    Ulster County, NY, Custodial Receipt (1996 Series A), 4.25% TANs
                    (State Street Bank and Trust Co. LOC), 3/26/1997                                           9,017,091
       5,000,000 (b)VRDC/IVRC Trust, (Series 1992A) Weekly VRDNs (New York City
                    Municipal Water Finance Authority)/(MBIA INS)/(Hong Kong &
                    Shanghai Banking Corp. LIQ)                                                                5,000,000
       9,900,000 (b)VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes
                    Roosevelt Hospital Center)/(FHA INS)/(Hong Kong & Shanghai
                    Banking Corp. LIQ)                                                                         9,900,000
       7,500,000    Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs


                    (Spence Engineering Co.)/(First Union National Bank, Charlotte,
                    N.C. LOC)                                                                                  7,500,000
       5,280,000    Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill
                    Corp.)/(First Union National Bank, Charlotte, N.C. LOC)                                    5,280,000
       4,000,000    Westhampton Beach Union Free School District, NY, 4.00% TANs,
                    6/27/1997                                                                                  4,006,240
       1,290,000    Yates County, NY IDA, (Series 1992A) Weekly VRDNs (Clearplass
                    Container)/(Fleet Bank of New York LOC)                                                    1,290,000
       2,200,000    Yonkers, NY IDA, (Series 1992A) Weekly VRDNs (Consumers Union
                    Facility)/(Industrial Bank of Japan Ltd., Tokyo LOC)                                       2,200,000
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                              $335,796,710




At October 31, 1996, 41.4% of the total investments at market value were subject to alternative minimum tax.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)


FIRST TIER   SECOND TIER
 97.34%        2.66%




(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $50,455,000 which represents 15.2% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($331,104,268) at October 31, 1996.

The following acronyms are used throughout this portfolio:

BANs  -- Bond Anticipation Notes
CP    -- Commercial Paper
FGIC  -- Financial Guaranty Insurance Company
FHA   -- Federal Housing Administration
FSA   -- Financial Security Assurance
GO    -- General Obligation
HFA   -- Housing Finance Authority
IDA   -- Industrial Development Authority
IDRB  -- Industrial Development Revenue Bond
INS   -- Insured
LIQ   -- Liquidity Agreement
LOCs  -- Letter(s) of Credit
LOC   -- Letter of Credit
MBIA  -- Municipal Bond Investors Assurance
PCR   -- Pollution Control Revenue


PLC   -- Public Limited Company
RANs  -- Revenue Anticipation Notes
SA    -- Support Agreement
TANs  -- Tax Anticipation Notes
TOBs  -- Tender Option Bonds
UT    -- Unlimited Tax
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996


 ASSETS:
 Total investments in securities, at amortized cost and value                                  $  335,796,710
 Cash                                                                                                 286,594
 Income receivable                                                                                  2,698,212
 Receivable for shares sold                                                                           887,032
   Total assets                                                                                   339,668,548
 LIABILITIES:
 Payable for investments purchased                                             $ 7,811,028
 Income distribution payable                                                       673,724
 Accrued expenses                                                                   79,528
   Total liabilities                                                                                8,564,280
 NET ASSETS for 331,104,268 shares outstanding                                                   $331,104,268
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $305,533,428 / 305,533,428 shares outstanding                                                          $1.00
 CASH II SHARES:
 $25,570,840 / 25,570,840 shares outstanding                                                            $1.00




(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996


 INVESTMENT INCOME:
 Interest                                                                                             $ 12,055,066
 EXPENSES:
 Investment advisory fee                                                                $1,298,934
 Administrative personnel and services fee                                                 245,547
 Custodian fees                                                                             54,459
 Transfer and dividend disbursing agent fees and expenses                                   58,757
 Directors'/Trustees' fees                                                                   4,397
 Auditing fees                                                                              13,561
 Legal fees                                                                                  5,282
 Portfolio accounting fees                                                                  88,338
 Distribution services fee -- Institutional Service Shares                                 750,832
 Distribution services fee -- Cash II Shares                                                61,083
 Shareholder services fee -- Institutional Service Shares                                  751,279
 Shareholder services fee -- Cash II Shares                                                 61,083
 Share registration costs                                                                   32,037
 Printing and postage                                                                       27,219
 Insurance premiums                                                                          5,255
 Taxes                                                                                         266
 Miscellaneous                                                                               2,848
  Total expenses                                                                         3,461,177
 Waivers --
  Waiver of investment advisory fee                                      $ (343,123)
  Waiver of distribution services fee -- Institutional Service Shares      (750,832)
  Waiver of distribution services fee -- Cash II Shares                     (61,082)
  Waiver of shareholder services fee -- Institutional Service Shares       (540,243)


    Total waivers                                                                       (1,695,280)
      Net expenses                                                                                       1,765,897
        Net investment income                                                                           10,289,169
  Net realized gain on investments                                                                           5,609
        Change in net assets resulting from operations                                                 $10,294,778




(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS



                                                                           YEAR ENDED OCTOBER 31,
                                                                          1996                 1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                              $   10,289,169       $   11,498,874
 Net realized gain (loss) on investments                                     5,609               12,000
  Change in net assets resulting from operations                        10,294,778           11,510,874
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income:
  Institutional Service Shares                                          (9,551,350)          (9,657,797)
  Cash II Shares                                                          (737,819)          (1,841,077)
  Change in net assets resulting from distributions to
  shareholders                                                         (10,289,169)         (11,498,874)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                        1,133,036,436        1,236,075,244
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                               2,199,491            3,314,165
 Cost of shares redeemed                                            (1,094,725,252)      (1,319,444,545)
   Change in net assets resulting from share transactions               40,510,675          (80,055,136)
     Change in net assets                                               40,516,284          (80,043,136)
 NET ASSETS:
 Beginning of period                                                   290,587,984          370,631,120
 End of period                                                     $   331,104,268       $  290,587,984




(See Notes which are an integral part of the Financial Statements)

NEW YORK MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax, the personal income taxes imposed by the New York State and New York municipalities consistent with stability of principal. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

   Additional information on each restricted security held at October 31, 1996 is as follows:


                                                             FUND
                 SECURITY                              ACQUISITION DATE        ACQUISITION COST
    New York City Housing Development
    Corp (Series 1996-CMC1A)                           September 11, 1996       $ 4,900,000
    New York City Housing Development
    Corp. (Series 1996-CMC1B)                          September 11, 1996         4,900,000
    New York State Dormitory Authority,
    PA-60                                              March 13, 1995             5,475,000
    New York State Medical Care Facilities
    Finance Agency                                     August 22, 1996            4,580,000
    New York State Mortgage Agency
    (Series PA-29)                                     April 3, 1995              3,700,000
    New York State Mortgage Agency
    (PA-87)                                            July 5, 1995               4,720,000
    New York State Mortgage Agency
    (Series PT-15B)                                    December 29, 1995-
                                                       May 30, 1996                7,270,000
    VRDC/IVRC Trust (Series 1992A)                     July 5, 1995               5,000,000
    VRDC/IVRC Trust (Series 1993G)                     August 14, 1996-
                                                       October 25, 1996           9,900,000




   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $331,104,268.

Transactions in shares were as follows:


                                                                                        YEAR ENDED
                                                                                        OCTOBER 31,
                                                                                    1996              1995
 INSTITUTIONAL SERVICE SHARES                                                      SHARES            SHARES
 Shares sold                                                                    990,741,683     1,002,966,036
 Shares issued to shareholders in payment of distributions declared               1,624,496         1,484,402
 Shares redeemed                                                               (962,988,268)     (964,892,684)
  Net change resulting from Institutional Service Share transactions             29,377,911        39,557,754
                                                                                               YEAR ENDED
                                                                                              OCTOBER 31,
                                                                                    1996              1995
 CASH II SHARES                                                                    SHARES            SHARES
 Shares sold                                                                    142,294,754       233,109,208
 Shares issued to shareholders in payment of distributions declared                 574,995         1,829,763
 Shares redeemed                                                               (131,736,985)     (354,551,861)
  Net change resulting from Cash II Share transactions                           11,132,764      (119,612,890)
  Net change resulting from share transactions                                   40,510,675       (80,055,136)




4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to reimburse FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
   Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $479,312,850 and $413,930,000, respectively.



   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

   CONCENTRATION OF CREDIT RISK -- Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 60% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(New York Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996



ADDRESSES

New York Municipal Cash Trust
                 Cash II Shares              Federated Investors Tower
                                             Pittsburgh, PA 15222-3779

Distributor
                 Federated Securities Corp.  Federated Investors Tower
                                             Pittsburgh, PA 15222-3779

Investment Adviser
                 Federated Management        Federated Investors Tower
                                             Pittsburgh, PA 15222-3779

Custodian
                 State Street Bank and       P.O. Box 8600
                 Trust Company               Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
                 Federated Shareholder       P.O. Box 8600
                 Services Company            Boston, MA 02266-8600

Independent Public Accountants
                 Arthur Andersen LLP         2100 One PPG Place
                                             Pittsburgh, PA 15222


NEW YORK MUNICIPAL CASH TRUST


(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314229733
G00208-02 (12/96)






                        NEW YORK MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                              CASH II SHARES
                         INSTITUTIONAL SERVICE SHARES

                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of New York Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated December 31, 1996

LOGO
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229741
8120103B (12/96)






INVESTMENT POLICIES                            1

 Acceptable Investments                        1
 Participation Interests                       1
 Municipal Leases                              1
 Ratings                                       1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         2
 Credit Enhancement                            2
NEW YORK INVESTMENT RISKS                      2

INVESTMENT LIMITATIONS                         3

FEDERATED MUNICIPAL TRUST MANAGEMENT           5

 Share Ownership                               8
 Trustees Compensation                         8
 Trustee Liability                             9
INVESTMENT ADVISORY SERVICES                   9

 Investment Adviser                            9
 Advisory Fees                                10
BROKERAGE TRANSACTIONS                        10

OTHER SERVICES                                10

 Fund Administration                          10
 Custodian and Portfolio Accountant           10
 Transfer Agent                               10
 Independent Public Accountants               11



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES    11

DETERMINING NET ASSET VALUE                   11

REDEMPTION IN KIND                            11

MASSACHUSETTS PARTNERSHIP LAW                 12

THE FUND'S TAX STATUS                         12

PERFORMANCE INFORMATION                       12

 Yield                                        12
 Effective Yield                              12
 Tax-Equivalent Yield                         12
 Tax-Equivalency Table                        12
 Total Return                                 13
 Performance Comparisons                      14
 Economic and Market Information              14
ABOUT FEDERATED INVESTORS                     14

 Mutual Fund Market                           15
 Institutional Clients                        15
 Trust Organizations                          15
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                15
APPENDIX                                      16





INVESTMENT POLICIES


Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings



Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.




REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.




NEW YORK INVESTMENT RISKS

The Fund invests in obligations of New York (the `State'') issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the State's financial condition and a brief summary of the prevailing economic conditions. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.
The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the state's budget to remain within balance for the last few years. While the state still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The state also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade.

New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. New York's recession ended during the first quarter of 1993, but recovery has been at a slower pace than national or regional levels.



New York's employment growth is projected to average 1%-1.5% annually through 2000. New York state income levels continue to be almost 20% above the national average; however, real income growth is expected to lage the nation for the remainder of the decade.
New York's budget process has been historically characterized by contentious and protracted budget debates. New York State's fiscal 1997 budget increases expenditures by a mere 1.4% over the 1996 levels. Additionally, the fiscal 1996 and 1997 budgets include a $2 billion multi-year income tax reduction plan. Balancing the budget in the wake of tax cuts makes the spending reduction plan even more critical. Moreover, New York has yet to fully address Federal welfare reform. The way in which the state resolves these issues will be a good indicator of sustained fiscal stability.

The overall credit quality of the State is further demonstrated by its debt ratings. New York State maintains an A rating Moody's Investors Service, Inc. and Standard & Poor's Ratings Group rates the State A-.
The Fund's concentration in municipal securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state, its counties, and its municipalities.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
BORROWING MONEY
     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, although it may invest in New York municipal securities secured by real estate or interests in real estate.



INVESTING IN COMMODITIES AND MINERALS
     The Fund will not purchase or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
MAKING LOANS
     The Fund will not make loans except that it may acquire publicly or non-publicly issued New York municipal securities, in accordance with its investment objective, policies, and limitations, and the Trust's Declaration of Trust.
ACQUIRING SECURITIES
     The Fund will not acquire the voting securities of any issuer, except as part of a merger, consolidation, reorganization, or acquisition of assets.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not invest in securities issued by any other investment company or investment trust.
INVESTMENTS IN ANY ONE ISSUER
     With respect to securities comprising 75% of its assets, the Fund will not invest more than 10% of its total assets in the securities of any one issuer.
     Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers (or in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or its investment adviser, owning individually more than .50% of the issuer's securities, together own more than 5% of the issuer's securities.
INVESTING IN OPTIONS
     The Fund will not purchase puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.



INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements maturing in more than seven days.
ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities, except as permitted by the investment objective and policies and limitations of the Fund.

The above limitations cannot be changed without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre



Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee



Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925



Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport



Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer



Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport



Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.



SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.
As of November 26, 1996, the following shareholders of record owned 5% or more of the outstanding Cash II Shares of the New York Municipal Cash
Trust: Saul R. and Marion Klein Kramer, Garden City, NY, owned approximately 4,032,819 shares (16.82%); North Fork Bank & Trust Company, Mattituck, NY, owned approximately 3,303,795 shares (13.78%); North Fork Bank & Trust Company, Mineola, NY, owned approximately 1,709,594 shares (7.13%); Misty Associates, Inc. Hauppauge, NY, owned approximately 1,697,173 shares(7.07%); Barrons Educational Series, Inc., Hauppa, NY, owned approximately 1,649,386 shares (6.88%); Wayne D. Thornbrough, New York, NY, owned approximately 1,551,415 shares (6.47%); North Atlantic Components, Inc. Islandia, NY, owned approximately 1,467,846 shares (6.12%); First National Bank of Long Island, Woodbury NY, owned approximately 1,265,270 shares (5.27%); and Mrs. Margery A. Bartlett, Glen Head, NY, owned approximately 1,250,056 shares (5.21%).
As of November 26, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the New York Municipal Cash Trust: Fiduciary Trust Company International, New York, NY, owned approximately 48,289,300 shares (14.71%); Nadir & Company, Woodbridge, NJ, owned approximately 20,784,600 shares (6.33%); Fleet Securities Corporation, Rochester, NY, owned approximately 43,229,312 shares (13.17%); and WESCO, Schenectady, NY, owned approximately 18,161,116 shares (5.53%).



TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex



Lawrence D. Ellis, M.D.            $3,611

                                        $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934

                                        $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.



#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the New York Municipal Cash Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the New York Municipal Cash Trust.



ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the adviser earned
$1,298,934, $1,335,835, and $1,383,576, respectively, of which $343,123,
$351,948, and $364,783, respectively, were voluntarily waived.

BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $245,547, $252,807, and $292,612, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund `s objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended October 31, 1996, payments in the amount of $61,083 and $750,832 were made pursuant to the Plan for Cash II Shares and Institutional Service Shares, respectively, all of which was voluntarily waived. In addition, for the fiscal year ended October 31, 1996, the Fund paid shareholder service fees in the amounts of $61,083 and $751,279 for Cash II Shares and Institutional Service Shares, respectively, of which $0 and $540,243, respectively were voluntarily waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.



REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
For the seven-day period ended October 31, 1996, the yields for Cash II Shares and Institutional Service Shares were 3.01% and 3.19%, respectively. EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
For the seven-day period ended October 31, 1996, the effective yields for Cash II Shares and Institutional Service Shares were 3.05% and 3.24%, respectively.
TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended October 31, 1996, the tax-equivalent yields for Cash II Shares and Institutional Service Shares were 5.65% and 5.99%, respectively.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996

                             STATE OF NEW YORK

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%

    COMBINED FEDERAL
    AND STATE 22.125% 35.125%   38.125%     43.125%    46.725%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.93%    2.31%     2.42%      2.64%       2.82%
     2.00%     2.57%    3.08%     3.23%      3.52%       3.75%
     2.50%     3.21%    3.85%     4.04%      4.40%       4.69%



     3.00%     3.85%    4.62%     4.85%      5.27%       5.63%
     3.50%     4.49%    5.39%     5.66%      6.15%       6.57%
     4.00%     5.14%    6.17%     6.46%      7.03%       7.51%
     4.50%     5.78%    6.94%     7.27%      7.91%       8.45%
     5.00%     6.42%    7.71%     8.08%      8.79%       9.39%
     5.50%     7.06%    8.48%     8.89%      9.67%      10.32%
     6.00%     7.70%    9.25%     9.70%     10.55%      11.26%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.




The Fund's Cash II Shares average annual total returns for the one-year and five-year periods ended October 31, 1996 and for the period from April 25, 1991 (date of initial public investment) through October 31, 1996 were 3.05%, 2.68% and 2.83%, respectively.
The Fund's Institutional Service Shares average annual total returns for the one-year, five-year and ten-year periods ended October 31, 1996 were 3.24%, 2.86% and 3.86%, respectively.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.




     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.




The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute






APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.
COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.



NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


FLORIDA MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES

PROSPECTUS

The Cash II Shares of Florida Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Florida municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Florida, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and which will enable the Fund to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996

TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES                              1
FINANCIAL HIGHLIGHTS -- CASH II SHARES                2
GENERAL INFORMATION                                   3
INVESTMENT INFORMATION                                3
Investment Objective                                  3
Investment Policies                                   3
Florida Municipal Securities                          5
Investment Risks                                      6
Investment Limitations                                6
FUND INFORMATION                                      6
Management of the Fund                                6
Distribution of Cash II Shares                        7



Administration of the Fund                            8
NET ASSET VALUE                                       9
HOW TO PURCHASE SHARES                                9
Special Purchase Features                             9
HOW TO REDEEM SHARES                                 10
Special Redemption Features                          11
ACCOUNT AND SHARE INFORMATION                        11
TAX INFORMATION                                      12
Federal Income Tax                                   12
State and Local Taxes                                12
Florida Intangibles Tax                              12
Florida State Municipal Taxation                     13
OTHER CLASSES OF SHARES                              13
PERFORMANCE INFORMATION                              13
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES         14
FINANCIAL STATEMENTS                                 15
REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS                                   32
ADDRESSES                                            33


SUMMARY OF FUND EXPENSES





                                  CASH II SHARES
                         SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
price)                                                                                 None
Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price)                                                    None
Contingent Deferred Sales Charge (as a percentage of original purchase
price or redemption proceeds, as applicable)                                           None
Redemption Fee (as a percentage of amount redeemed, if applicable)                     None
Exchange Fee                                                                           None
                           ANNUAL FUND OPERATING EXPENSES
                (As a percentage of projected average net assets)
Management Fee (after waiver) (1)                                                      0.12%
12b-1 Fee (after waiver) (2)                                                           0.20%
Total Other Expenses                                                                   0.43%
Shareholder Services Fee                                                  0.25%
Total Operating Expenses (3)                                                           0.75%





(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The total operating expenses in the table are based on expenses expected during the fiscal year ending October 31, 1997. The total operating expenses were 0.65% for the fiscal year ended October 31, 1996, and would have been 1.08% absent the voluntary waivers of portions of the management fee and 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Cash II Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period              $8       $24       $42       $93





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FLORIDA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                            PERIOD ENDED
                                                            OCTOBER 31,
                                                              1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.03
 LESS DISTRIBUTIONS
  Distributions from net investment income                     (0.03)
 NET ASSET VALUE, END OF PERIOD                               $ 1.00
 TOTAL RETURN(B)                                                2.80%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.65%*
  Net investment income                                         3.07%*
  Expense waiver/reimbursement(c)                               0.43%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                    $31,824





* Computed on an annualized basis.

(a) Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Cash II Shares and Institutional Shares. This prospectus relates only to Cash II Shares of the Fund, which are designed primarily for retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the Florida intangibles tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Florida and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the Florida intangibles tax. Examples of Florida Municipal Securities, ("Florida Municipal Securities") include, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;

* variable rate demand notes;



* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Florida Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Florida Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Florida Municipal Securities is subject to the federal alternative minimum tax.

FLORIDA MUNICIPAL SECURITIES

Florida Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.




Florida Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Florida Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Florida Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Florida Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Florida Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Florida Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Florida Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Florida Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

Due to these risk considerations the Fund's concentration in Florida Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the



Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with



Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or it affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of



Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

AVERAGE AGGREGATE
 MAXIMUM FEE            DAILY NET ASSETS
  .15%              on the first $250 million
  .125%             on the next $250 million
  .10%              on the next $250 million
  .075%        on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Cash II Shares from the value of Fund assets attributable to Cash II Shares, and dividing the remainder by the number of Cash II Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Florida Municipal Cash Trust -- Cash II Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Florida Municipal Cash Trust -- Cash II Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares.



Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contracting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation;



the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.



DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder.



Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 2, 1996, Trustman Company Bank, Atlanta, GA (as a record owner holding Cash II Shares for its clients) owned 99.98% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.




The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Florida. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

FLORIDA INTANGIBLES TAX

Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the



Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

However, if the portfolio consists of any assets which are not so exempt on the annual assessment date, only the portion of the shares of the Fund which relate to securities issued by the United States and its possessions and territories will be exempt from the Florida intangibles tax, even if they partly relate to Florida tax exempt securities.

FLORIDA STATE MUNICIPAL TAXATION

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular state's municipal obligations are exempt from both federal and such state's income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares that are sold primarily to financial institutions acting in a fiduciary capacity. Institutional Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investment in Institutional Shares are



subject to a minimum initial investment of $10,000 over a 90-day period.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


FLORIDA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                        YEAR ENDED OCTOBER 31,
                                                       1996      1995       1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00      $ 1.00       $ 1.000
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.03        0.04         0.004
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.03)      (0.04)       (0.004)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00      $ 1.00       $ 1.000
 TOTAL RETURN(B)                                      3.20%       3.60%        0.35%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.49%       0.45%        0.28%*
  Net investment income                               3.17%       3.58%        3.28%*
  Expense waiver/reimbursement(c)                     0.34%       0.42%        1.03%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $500,993    $153,347      $53,966





* Computed on an annualized basis.

(a) Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--99.6%
               FLORIDA--87.0%
 $ 14,000,000  Alachua County, FL Health Facilities
               Authority, Health Facilities
               Revenue Bonds (Series 1996B) Weekly VRDNs
               (Shands Teaching
               Hospital and Clinics, Inc.)/(MBIA
               INS)/(SunTrust Bank,
               Central Florida LIQ)                           $ 14,000,000
    6,500,000  Brevard County, FL School District, Series
               1996, 4.20% TANs,
               6/30/1997                                         6,523,026
    3,000,000  Broward County, FL HFA, Multifamily Housing
               Revenue Refunding
               Bonds (1995 Series B) Weekly VRDNs (Harbour
               Town of Jacaranda
               Project)/(SouthTrust Bank of Alabama,             3,000,000
               Birmingham LOC)
    3,510,000  Broward County, FL Health Facility Authority,
               Revenue Bonds
               Weekly VRDNs (John Knox Village of
               Florida)/(First Union National
               Bank, Charlotte, NC LOC)                          3,510,000



    1,130,000  Broward County, FL, IDRB (Series 1993) Weekly
               VRDNs (American
               Whirlpool Products Corp.                          1,130,000
               Project)/(NationsBank, South LOC)
    8,000,000  Charlotte County, FL School District, Series
               1996, 4.00% TANs,
               6/30/1997                                         8,016,493
   14,190,000  (b)Clipper Florida Tax-Exempt Trust, Class A
               Certificates of Participation,
               Series 1996-3B Weekly VRDNs (Escambia County,
               FL HFA)/(State
               Street Bank and Trust Co. LOC)                   14,190,000
    4,300,000  Collier County, FL HFA, Multi-Family Revenue
               Bonds (Series 1985)
               Weekly VRDNs (River Reach Project)/(Morgan
               Guaranty Trust Co.,
               New York LOC)                                     4,300,000
    9,000,000  Dade County, FL HFA, (Series 1996), 4.00% TOBs
               (FGIC INV),
               Mandatory Tender 10/1/1997                        9,000,000
   11,500,000  Dade County, FL HFA, Hospital Revenue Bonds
               (Series 1995) Weekly
               VRDNs (Miami Children's Hospital
               Project)/(AMBAC INS)/
               (SunTrust Bank, Atlanta LIQ)                     11,500,000
    1,800,000  Dade County, FL IDA, IDRB (Series 1995) Weekly
               VRDNs (June
               Leasing Co. Project (FL))/(First Union            1,800,000



               National Bank of Florida LOC)
    2,000,000  Dade County, FL IDA, IDRB (Series 1996A)
               Weekly VRDNs
               (U.S. Holdings, Inc.)/(First Union National       2,000,000
               Bank of Florida LOC)







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  2,550,000  Dade County, FL Resource Recovery Facilities,
               4.00% Bonds
               (AMBAC INS), 10/1/1997                         $  2,550,000
   11,000,000  Dade County, FL Water & Sewer System Weekly
               VRDNs (FGIC INS)/
               (Commerzbank AG, Frankfurt LIQ)                  11,000,000
    3,000,000  Duval County, FL HFA, Multifamily Housing
               Revenue Bonds
               (Series 1985 F) Weekly VRDNs (Lakes of Mayport
               Apartments
               Project)/(SunTrust Bank, Atlanta LOC)             3,000,000
    3,900,000  Escambia County, FL HFA, SFM Revenue Bonds
               (Series 1996B), 3.65%
               TOBs (Trinity Funding Company INV), Mandatory     3,900,000
               Tender 4/1/1997
    6,250,000  Eustis Health Facilities Authority, FL,
               (Series 1985) Weekly VRDNs
               (Waterman Medical Center)/(Banque Paribas,        6,250,000
               Paris LOC)
    9,730,000  Eustis Health Facilities Authority, FL, Health
               Facilities Revenue



               Bonds, (Series 1992) Weekly VRDNs (Florida
               Hospital/Waterman,
               Inc. Project)/(Banque Paribas, Paris LOC)         9,730,000
    9,220,000  Florida HFA Weekly VRDNs (Cornerstone Imaging,
               Inc.)/(PNC Bank,
               NA LOC)                                           9,220,000
    6,920,000  (b)Florida HFA, Homeowner Mortgage Revenue
               Bonds PT-88
               (Series 1996-3) Weekly VRDNs (Banco Santander     6,920,000
               LIQ)
    4,700,000  Florida HFA, Housing Revenue Bonds (Series J)
               Weekly VRDNs
               (Ashley Lake Project)/(Barclays Bank PLC,         4,700,000
               London LOC)
    6,570,000  Florida HFA, Multifamily Housing Revenue Bonds
               (1995 Series M)
               Weekly VRDNs (Bainbridge Club Apartments
               Project)/(PNC Bank,
               Kentucky LOC)                                     6,570,000
    5,380,000  Florida State Board of Education
               Administration, (CR55D), 3.60%
               TOBs (Citibank NA, New York LIQ), Optional        5,380,000
               Tender 12/1/1996
    2,500,000  (b)Florida State Department of Transportation,
               (Series 1993A) Weekly
               VRDNs (Norwest Bank Minnesota, Minneapolis        2,500,000
               LOC)
    7,960,000  Fort Lauderdale, FL Performing Arts Center



               Authority Weekly
               VRDNs (SunTrust Bank, Central Florida LOC)        7,960,000
    3,620,000  Gainesville, FL Utilities Systems, (Series A),
               7.75% Bonds (United
               States Treasury PRF), 10/1/1997 (@102)            3,817,058







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  9,000,000  Greater Orlando (FL) Aviation Authority,
               Airport Facilities
               Subordinated CP Notes (Series B), 3.55%,
               Mandatory Tender
               12/13/1996                                     $  8,999,190
    3,000,000  Gulf Breeze, FL, Variable Rate Demand Revenue
               Bonds (Series 1995A)
               Weekly VRDNs (Florida Municipal Bond
               Fund)/(Barnett Bank,
               NA LOC)                                           3,000,000
    6,900,000  Hillsborough County, FL Aviation Authority,
               Bond Anticipation
               Commercial Paper Notes, 3.65% CP (Tampa
               International Airport)/
               (National Westminster Bank, PLC, London LOC),
               Mandatory Tender
               1/14/1997                                         6,900,000
    5,500,000  Hillsborough County, FL Aviation Authority,
               Bond Anticipation
               Commercial Paper Notes, 3.80% CP (Tampa
               International Airport)/



               (National Westminster Bank, PLC, London LOC),
               Mandatory Tender
               1/16/1997                                         5,500,000
    2,000,000  Hillsborough County, FL IDA Weekly VRDNs
               (Ringhager Equipment
               Co.)/(Mellon Bank NA, Pittsburgh LOC)             2,000,000
    2,400,000  Hillsborough County, FL IDA, (Series 1992)
               Weekly VRDNs (SIFCO
               Turbine Component Service)/(National City
               Bank, Cleveland,
               OH LOC)                                           2,400,000
    1,400,000  Hillsborough County, FL IDA, IDRB (Series
               1996) Weekly VRDNs
               (VIGO Importing Company Project)/(Barnett         1,400,000
               Bank, NA LOC)
   17,975,000  Hillsborough County, FL IDA, PCR Refunding
               Bonds Long Option
               Period (CR-31I), 3.60% TOBs (Tampa Electric
               Company)/(MBIA INS),
               Optional Tender 4/1/1997                         17,975,000
    1,500,000  Hillsborough County, FL IDA, Variable Rate
               Demand IDRB's
               (Series 1996) Weekly VRDNs (Trident Yacht
               Building Partnership
               Project)/(First Union National Bank of Florida    1,500,000
               LOC)
    7,000,000  Indian River County, FL Hospital District,
               (Series 1985) Weekly



               VRDNs (Kredietbank N.V., Brussels LOC)            7,000,000
    9,000,000  Jacksonville Health Facilities Authority,
               Hospital Revenue
               Improvement Bonds (Series 1994) Weekly VRDNs
               (Baptist Medical
               Center, FL)/(First Union National Bank of         9,000,000
               Florida LOC)







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  6,425,000  Jacksonville, FL HFDC Daily VRDNs (River
               Garden Project)/(Banque
               Paribas, Paris LOC)                            $  6,425,000
    2,905,000  Jacksonville, FL HFDC, Health Facilities
               Revenue Bonds (Series 1994)
               Weekly VRDNs (River Garden/The Coves
               Project)/(First Union
               National Bank, Charlotte, NC LOC)                 2,905,000
    2,000,000  Jacksonville, FL HFDC, Health Facilities
               Revenue Bonds (Series 1996)
               Weekly VRDNs (Jacksonville Faculty Practice
               Association Project)/
               (NationsBank, South LOC)                          2,000,000
    1,000,000  Jacksonville, FL Weekly VRDNs (Metal
               Sales)/(National City Bank,
               Kentucky LOC)                                     1,000,000
    6,000,000  Jacksonville, FL, Hospital Revenue Bonds
               (Series 1989) Weekly
               VRDNs (Baptist Medical Center, AL)/(First
               Union National Bank,
               Charlotte, NC LOC)                                6,000,000



    1,900,000  Jacksonville, FL, Hospital Revenue Bonds,
               10.50% Bonds (Methodist
               Hospital of Florida)/(United States Treasury      2,047,212
               PRF), 10/1/1997 (@102)
    4,300,000  Key West, FL Community Redevelopment Authority
               Weekly VRDNs
               (Pier House Joint Venture)/(PNC Bank, NA LOC)     4,300,000
    1,000,000  Lee County, FL IDA, IDRB (Series 1994) Weekly
               VRDNs (Baader
               North America Corporation)/(Deutsche Bank, AG     1,000,000
               LOC)
    5,710,000  Manatee County, FL HFA Weekly VRDNs (Carriage
               Club)/(Mellon
               Bank NA, Pittsburgh LOC)                          5,710,000
    3,800,000  Manatee County, FL HFA, Multifamily Mortgage
               Revenue Refunding
               Bonds (Series 1989-A) Weekly VRDNs
               (Hampton/McGuire L.P.)/
               (Nationsbank, NA LOC)                             3,800,000
    1,000,000  Marion County, FL Health Facility Authority,
               Multifamily Revenue
               Bonds (1985 Series F) Weekly VRDNs (Paddock
               Place Project)/
               (SunTrust Bank, Atlanta LOC)                      1,000,000
    2,850,000  Marion County, FL IDA, IDRB (Series 1989)
               Weekly VRDNs (Charter
               Springs Hospital, Inc.)/(Bankers Trust Co.,       2,850,000
               New York LOC)



    2,400,000  Martin County, FL IDA, Tender Industrial
               Revenue Bonds (Series
               1986) Weekly VRDNs (Tampa Farm Service, Inc.
               Project)/(SunTrust
               Banks, Inc. LOC)                                  2,400,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  5,800,000  Ocean Highway and Port Authority, Revenue
               Bonds (Series 1990)
               Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LOC) $  5,800,000
    5,000,000  Orange County, FL HFA, (Series 1996B), 3.65%
               TOBs (Westdeutsche
               Landesbank Girozentrale INV), Mandatory Tender    5,000,000
               4/1/1997
    4,000,000  Orange County, FL HFA, Multifamily Housing
               Refunding Revenue
               Bonds (1992 Series A) Weekly VRDNs
               (Smokewood/Sun Key
               Apartments Project (FL))/(Citibank NA, New        4,000,000
               York LOC)
   11,630,000  Orange County, FL HFA, Multifamily Housing
               Revenue Bonds
               Weekly VRDNs (Sutton Place. Ltd.                 11,630,000
               Project)/(Nationsbank, NA LOC)
      800,000  Orange County, FL, Health Facilities Authority
               Weekly VRDNs
               (Mayflower Retirement Community)/(Rabobank
               Nederland,



               Utrecht LOC)                                        800,000
   18,125,000  (b)Orange County, FL, Health Facilities
               Authority, CDC Municipal
               Products, Inc. Class A Certificates (Series
               1996 D-1) Weekly VRDNs
               (FGIC INS)/(CDC Municipal Products, Inc. LIQ)    18,125,000
   10,830,000  (b)Orange County, FL, Health Facilities
               Authority, CDC Municipal
               Products Class A Certificates (Series 1996
               D-2) Weekly VRDNs (FGIC
               INS)/(CDC Municipal Products, Inc. LIQ)          10,830,000
    3,500,000  Pinellas County Industry Council, FL, IDRB
               (Series 1994) Weekly
               VRDNs (Genca Corporation Project)/(PNC Bank,      3,500,000
               Ohio, NA LOC)
    2,813,000  Pinellas County Industry Council, FL, IDRB
               (Series 1995) Weekly
               VRDNs (ATR International Inc., Project)/(First
               Union National Bank
               of Florida LOC)                                   2,813,000
    6,000,000  Pinellas County, FL HFA, SFM Revenue Bonds
               (Series B), 3.40% TOBs
               (Trinity Funding Company INV), Mandatory          6,000,000
               Tender 3/1/1997
   11,900,000  Pinellas County, FL Health Facility Authority
               Daily VRDNs (Chase
               Manhattan Bank NA, New York LOC)                 11,900,000
    2,645,000  Pinellas County, FL Health Facility Authority,



               (Series 1987) Weekly
               VRDNs (St. Mark Village Project)/(NationsBank,    2,645,000
               South LOC)
    3,200,000  (b)Pinellas County, FL Health Facility
               Authority, SFM Revenue Bonds
               (Series PA-92) Weekly VRDNs (GNMA
               COL)/(Merrill Lynch Capital
               Services, Inc. LIQ)                               3,200,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  1,000,000  Polk County, FL IDA, Variable Rate Demand
               IDRB's (Series 1996)
               Weekly VRDNs (Ytong Florida, Ltd.
               Project)/(First Union National
               Bank of Florida LOC)                            $ 1,000,000
    8,300,000  Putnam County, FL Development Authority,
               Floating/Fixed Rate
               Poll Control Revenue Bonds (Pooled Series 1984
               H-4), 3.80% TOBs
               (Seminole Electric Cooperative, Inc
               (FL))/(National Rural Utilities
               Cooperative Finance Corp. LOC), Optional          8,300,000
               Tender 3/15/1997
    4,165,000  Putnam County, FL Development Authority, PCR
               Bonds (Pooled
               Series 1984S) Weekly VRDNs (Seminole Electric
               Cooperative, Inc
               (FL))/(National Rural Utilities Cooperative       4,165,000
               Finance Corp. LOC)
    5,550,000  Putnam County, FL Development Authority, PCR
               Bonds (Series



               1984H) Weekly VRDNs (Seminole Electric
               Cooperative, Inc (FL))/
               (National Rural Utilities Cooperative Finance     5,550,000
               Corp. LOC)
    3,040,000  (d)Sarasota County, FL IDRB, (Series 1994),
               3.60%, Monthly VRDNs
               (Resource Recovery Systems of Sarasota
               Project)/(Fleet National
               Bank, Providence, RI LOC), 11/1/1996              3,040,000
    3,000,000  Sarasota County, FL Public Hospital District,
               Series 1993A, 3.60% CP
               (Sarasota Memorial Hospital), Mandatory Tender    3,000,000
               1/28/1997
    1,500,000  Sarasota, FL, Educational Facilities Revenue
               Bonds (Series 1996)
               Weekly VRDNs (Ringling School of Art and
               Design, Inc.)/(SunTrust
               Bank, Central Florida LOC)                        1,500,000
    4,600,000  Seminole County, FL Health Facility Authority
               IDA, (Series 1991)
               Weekly VRDNs (Florida Living Nursing
               Center)/(Barnett Bank,
               NA LOC)                                           4,600,000
    4,350,000  St. Lucie County, FL PCR, Pollution Ctrl
               Revenue Refunding Bonds
               (Series 1994A), 3.70% CP (Florida Power &
               Light Co.), Mandatory
               Tender 1/29/1997                                  4,350,000



    7,720,000  St. Lucie County, FL, IDR Bonds (Series 1985)
               Weekly VRDNs
               (Savannahs Hospital)/(NationsBank, South LOC)     7,720,000
    1,400,000  Sumter County, FL IDA Weekly VRDNs (Great
               Southern Wood of
               Florida)/(SouthTrust Bank of Alabama,             1,400,000
               Birmingham LOC)







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $ 10,000,000  Sunshine State Governmental Finance
               Commission, FL, 3.60% CP
               (Morgan Guaranty Trust Co., New York, National
               Westminster Bank,
               PLC, London and Union Bank of Switzerland,
               Zurich LOCs),
               Mandatory Tender 2/19/1997                     $ 10,000,000
   16,385,000  Sunshine State Governmental Finance
               Commission, FL, 3.60% CP,
               Mandatory Tender 1/10/1997                       16,385,000
    6,050,000  Sunshine State Governmental Finance
               Commission, FL, 3.70% CP,
               Mandatory Tender 1/29/1997                        6,050,000
   13,500,000  (b)TEB Municipal Trust I, Class A Floating Rate
               Receipts Weekly VRDNs
               (Uniforet Inc.)/(Bank One, Columbus, NA LOC)     13,500,000
    2,300,000  Tamarac, FL, IDRB (Series 1995) Weekly VRDNs
               (Arch Aluminum &
               Glass Co., Inc. Project)/(Mellon Bank NA,         2,300,000
               Pittsburgh LOC)
    6,200,000  Titusville, FL, Multi-Purpose Revenue Bonds,



               Installment 1995A
               Weekly VRDNs (Banque Paribas, Paris LOC)          6,200,000
    2,565,000  Volusia County, FL HFA Weekly VRDNs
               (Fisherman's Landing)/
               (Mellon Bank NA, Pittsburgh LOC)                  2,565,000
    2,060,000  Volusia County, FL Health Facilities
               Authority, (Series 1994A)
               Weekly VRDNs (Southwest Volusia Healthcare
               Corp.)/(First Union
               National Bank, Charlotte, NC LOC)                 2,060,000
    1,625,000  Volusia County, FL IDA Weekly VRDNs (Crane
               Cams)/(First
               Interstate Bank of Arizona, NA LOC)               1,625,000
    2,800,000  Wakulla County, FL IDA Weekly VRDNs (Winco
               Utilities, Inc.
               Project)/(Barnett Bank, NA LOC)                   2,800,000
                Total                                          463,930,979
               KENTUCKY--2.7%
   14,400,000  Kentucky Pollution Abatement & Water Resource
               Finance Authority
               Daily VRDNs (Toyota Motor Credit Corp.)          14,400,000
               MICHIGAN--1.1%
    6,000,000  Michigan Strategic Fund, Limited Obligation
               Revenue Bonds (Series
               1995) Weekly VRDNs (United Waste Systems,
               Inc.)/(Bank of America
               Illinois LOC)                                     6,000,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               MINNESOTA--3.3%
 $  2,955,000  Byron, MN IDB Weekly VRDNs (Schmidt
               Printing)/(Norwest Bank
               Minnesota, Minneapolis LOC)                    $  2,955,000
    5,000,000  Faribault, MN IDA, (Series 1988) Weekly VRDNs
               (Jerome Foods)/
               (Norwest Bank Minnesota, Minneapolis LOC)         5,000,000
    3,800,000  Minnesota State Higher Education Coordinating
               Board, (Series 1992A)
               Weekly VRDNs (First Bank NA, Minneapolis LIQ)     3,800,000
    2,100,000  Owatonna, MN, Hospital Revenue Bonds Weekly
               VRDNs (Health
               Central System)/(Norwest Bank Minnesota,          2,100,000
               Minneapolis LOC)
    3,600,000  White Bear, MN Weekly VRDNs (Thermoform
               Plastic, Inc.)/(Norwest
               Bank Minnesota, Minneapolis LOC)                  3,600,000
                Total                                           17,455,000
               OHIO--1.1%
    3,800,000  Ohio HFA, Trust Receipts, (Series 1996
               FR/RI-5) Weekly VRDNs
               (Bank of New York, New York LIQ)/(GNMA LOC)       3,800,000



    2,000,000  Ohio State Water Development Authority, Ohio
               PCR Bonds (Series
               1989) Weekly VRDNs (Duquesne Light Power
               Co.)/(Barclays Bank
               PLC, London LOC)                                  2,000,000
                Total                                            5,800,000
               PUERTO RICO--0.9%
    5,000,000  Puerto Rico Government Development Bank, 3.65%
               CP, Mandatory
               Tender 2/14/1997                                  5,000,000
               TENNESSEE--0.5%
    2,300,000  Oak Ridge, TN IDB, Solid Waste Facility Bonds
               (Series 1996) Weekly
               VRDNs (M4 Environmental L.P.
               Project)/(SunTrust Bank,
               Atlanta LOC)                                      2,300,000
      200,000  South Pittsburg, TN IDB, (Series 1996) Weekly
               VRDNs (Lodge
               Manufacturing Co. Project)/(SunTrust Bank,          200,000
               Nashville LOC)
                Total                                            2,500,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               TEXAS--3.0%
 $ 10,750,000  Angelina and Neches River Authority, Texas,
               Solid Waste Disposal
               Revenue Bonds (Series 1993), 3.70% CP
               (Temple-Eastex Inc. Project)/
               (Temple-Inland, Inc. GTD), Mandatory Tender    $ 10,750,000
               12/12/1996
    5,000,000  Texas State, 4.75% TRANs, 8/29/1997               5,031,153
                Total                                           15,781,153
                TOTAL INVESTMENTS (AT AMORTIZED COST)(C)      $ 530,867,132





Securities that are subject to Alternative Minimum Tax represent 33.4% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poors Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER     SECOND TIER



     100.00%          0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $69,265,000 which represents 13% of net assets.

(c) Also represents cost for federal tax purposes.

(d) Current rate and next reset date shown.

Note: The categories of investments are shown as a percentage of net assets ($532,816,645) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL -- Collateralized
CP -- Commercial Paper
FGIC -- Financial Guaranty Insurance Company
GNMA -- Government National Mortgage Association
GTD -- Guaranty
HFA -- Housing Finance Authority
HFDC -- Health Facility Development Corporation
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
IDRB -- Industrial Development Revenue Bond
INS -- Insured



INV -- Investment Agreement
LIQ -- Liquidity Agreement
LOCs -- Letter(s) of Credit
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
PRF -- Prerefunded
SFM -- Single Family Mortgage
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996



 ASSETS:
 Total investments in securities, at amortized cost                  $530,867,132
 and value
 Cash                                                                     326,304
 Income receivable                                                      2,448,806
 Deferred expenses                                                         23,988
   Total assets                                                       533,666,230
 LIABILITIES:
 Payable for shares redeemed                          $  6,687
 Income distribution payable                           612,866
 Accrued expenses                                      230,032
   Total liabilities                                                      849,585
 NET ASSETS for 532,816,645 shares outstanding                       $532,816,645
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $500,992,905 / 500,992,905 shares outstanding                              $1.00
 CASH II SHARES:
 $31,823,740 / 31,823,740 shares outstanding                                $1.00





(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996



 INVESTMENT INCOME:
 Interest                                                                 $   14,309,120
 EXPENSES:
 Investment advisory fee                                $    1,558,498
 Administrative personnel                                      294,886
 and services fee
 Custodian fees                                                 52,742
 Transfer and dividend                                          48,434
 disbursing agent fees and
 expenses
 Directors'/Trustees' fees                                       4,998
 Auditing fees                                                  13,156
 Legal fees                                                     13,564
 Portfolio accounting fees                                      91,304
 Distribution services fee                                     113,244
 -- Cash II Shares
 Shareholder services fee --                                   860,815
 Institutional Shares
 Shareholder services fee --                                   113,244
 Cash II Shares
 Share registration costs                                      146,642
 Printing and postage                                           24,078
 Insurance premiums                                              5,701
 Miscellaneous                                                   3,504
    Total expenses                                           3,344,810
 Waivers --



    Waiver of investment              $ (1,071,607)
    advisory fee
    Waiver of distribution                 (67,947)
    services fee -- Cash II
    Shares
    Waiver of shareholder                 (206,595)
    services fee --
    Institutional Shares
      Total waivers                                         (1,346,149)
           Net expenses                                                        1,998,661
            Net investment                                                  $ 12,310,459
            income





(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS




                                                      YEAR ENDED OCTOBER 31,
                                                      1996                1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                          $  12,310,459       $      4,683,407
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net
 investment income
  Institutional Shares                            (10,917,907)           (4,683,407)
  Cash II Shares                                   (1,392,552)                 --
  Change in net assets resulting
  from distributions to
  shareholders                                    (12,310,459)           (4,683,407)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                   2,270,320,962          1,361,774,097
 Net asset value of shares issued
 to shareholders in payment of
 distributions declared                             6,801,443              2,166,363
 Cost of shares redeemed                       (1,897,652,278)        (1,264,560,129)
  Change in net assets resulting                  379,470,127             99,380,331
  from share transactions
  Change in net assets                            379,470,127             99,380,331
 NET ASSETS:
 Beginning of period                              153,346,518             53,966,187
 End of period                                 $  532,816,645       $    153,346,518





(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

The Fund offers two classes of shares: Institutional Shares and Cash II
Shares.

Effective November 17, 1995, the Fund added Cash II Shares.



2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at October 31, 1996, is as follows:



 SECURITY                                      ACQUISITION DATA        ACQUISITION COST
 Clipper Florida Tax-Exempt Trust, Class A       6/14/1996-
 Certificates of Participation, Series           6/19/1996               $14,190,000
 1996-3B
 Florida HFA, Homeowner Mortgage
 Revenue Bonds PT-88 (Series 1996-3)              9/27/1996                6,920,000
 Florida State Department of
 Transportation, (Series 1993A)                  7/23/1996                 2,500,000
 Orange County, FL, Health Facilities
 Authority,
 CDC Municipal Products, Inc. Class A
 Certificates (Series 1996 D-1)                  9/3/1996                 18,125,000
 Orange County, FL, Health Facilities
 Authority,
 CDC Municipal Products, Inc. Class A
 Certificates (Series 1996 D-2)                  5/5/1995                 10,830,000
 Pinellas County, FL Health Facility
 Authority,
 SFM Revenue Bonds (Series PA-92)                3/3/1995                  3,200,000
 TEB Municipal Trust I, Class A Floating
 Rate Receipts                                  8/27/1996                 13,500,000





USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $532,816,645. Transactions in shares were as follows:



                                                                  YEAR ENDED OCTOBER 31,
 INSTITUTIONAL SHARES                                          1996                   1995
 Shares sold                                              1,967,231,853           1,361,774,097
 Shares issued to shareholders in                             6,801,419               2,166,363
 payment of distributions declared
 Shares redeemed                                         (1,626,386,885)         (1,264,560,129)
  Net change resulting from                                 347,646,387              99,380,331
  Institutional Shares transactions
                                                                 PERIOD ENDED OCTOBER 31,
 CASH II SHARES                                                1996(A)                1995
 Shares sold                                                303,089,109                     --
 Shares issued to shareholders in                                    24                     --
 payment of distributions declared
 Shares redeemed                                           (271,265,393)                    --
  Net change resulting from                                  31,823,740                     --
  Institutional Shares transactions
  Net change resulting from share                           379,470,127              99,380,331
  transactions





(a) For the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

PERCENTAGE OF AVERAGE
SHARE CLASS NAME DAILY NET ASSETS OF CLASS

Institutional Shares 0.25%

Cash II Shares 0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended October 31, 1996, Institutional Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $15,374 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five-year period following effective date. For the period ended October 31, 1996, the Fund paid $2,135 pursuant to this agreement.

INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,179,910,345 and $1,246,725,000, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 76.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.5% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(FLORIDA MUNICIPAL CASH TRUST):

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets, and the financial highlights (see pages 2 and 14 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

November 20, 1996


ADDRESSES

ADDRESSES

Florida Municipal Cash Trust



      Cash II Shares               Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Distributor
     Federated Securities Corp.    Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Investment Adviser
    Federated Management           Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Custodian
    State Street Bank and          P.O. Box 8600
    Trust Company                  Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
    Federated Shareholder          P.O. Box 8600
    Services Company               Boston, MA 02266-8600

Independent Public Accountants
    Arthur Andersen LLP            2100 PPG Place
                                   Pittsburgh, PA 15222

FLORIDA MUNICIPAL
CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
CASH II SHARES




PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314229683
G00537-02-CII (12/96)


FLORIDA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES



PROSPECTUS

The Institutional Shares of Florida Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Florida municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Florida, or its political subdivisions and financing authorities, but which provide income exempt from federal regular income tax and which will enable the Fund to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax consistent with stability of principal and liquidity.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.




The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996

TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES                1
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SHARES                   2
 GENERAL INFORMATION                     3
 INVESTMENT INFORMATION                  3
  Investment Objective                   3



  Investment Policies                    3
  Florida Municipal Securities           5
  Investment Risks                       6
  Investment Limitations                 6
 FUND INFORMATION                        6
  Management of the Fund                 6
  Distribution of Institutional Shares   7
  Administration of the Fund             8
 NET ASSET VALUE                         8
 HOW TO PURCHASE SHARES                  9
  Special Purchase Features              9
 HOW TO REDEEM SHARES                   10
  Special Redemption Features           11
 ACCOUNT AND SHARE INFORMATION          11
 TAX INFORMATION                        12
  Federal Income Tax                    12
  State and Local Taxes                 12
  Florida Intangibles Tax               12
  Florida State Municipal Taxation      13
 OTHER CLASSES OF SHARES                13
 PERFORMANCE INFORMATION                13
 FINANCIAL HIGHLIGHTS --
   CLASS II SHARES                      14
 FINANCIAL STATEMENTS                   15
 REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                    32
 ADDRESSES                              33




SUMMARY OF FUND EXPENSES




                                    INSTITUTIONAL SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)              None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                       None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                              None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                         None
 Exchange Fee                                                                               None
                             ANNUAL FUND OPERATING EXPENSES
                         (As a percentage of average net assets)
 Management Fee (after waiver) (1)                                                          0.12%
 12b-1 Fee (2)                                                                              0.00%
 Total Other Expenses                                                                       0.37%
  Shareholder Services Fee (after waiver) (3)                                       0.19%
   Total Operating Expenses (4)                                                             0.49%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1997. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information."

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 0.83% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period          $5      $16      $27      $62





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FLORIDA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                        YEAR ENDED OCTOBER 31,
                                                       1996      1995       1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00      $ 1.00       $ 1.000
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.03        0.04         0.004
 LESS DISTRIBUTIONS
  Distributions from net investment income           (0.03)      (0.04)       (0.004)
 NET ASSET VALUE, END OF PERIOD                     $ 1.00      $ 1.00       $ 1.000
 TOTAL RETURN(B)                                      3.20%       3.60%        0.35%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.49%       0.45%        0.28%*
  Net investment income                               3.17%       3.58%        3.28%*
  Expense waiver/reimbursement(c)                     0.34%       0.42%        1.03%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)         $500,993    $153,347      $53,966





* Computed on an annualized basis.

(a) Reflects operations for the period from September 21, 1994 (date of initial public investment) to October 31, 1994. For the period from September 12, 1994 (start of business) to September 21, 1994 the Fund had no investment activity.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Cash II Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term Florida municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Florida taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 within a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the Florida intangibles tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Florida and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the Florida intangibles tax ("Florida Municipal Securities"). Examples of Florida Municipal Securities, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;




* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Florida Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Florida Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Florida Municipal Securities is subject to the federal alternative minimum tax.

FLORIDA MUNICIPAL SECURITIES

Florida Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Florida Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Florida Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Florida Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Florida Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Florida Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Florida Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Florida Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Florida Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

Due to these risk considerations the Fund's concentration in Florida Municipal Securities may entail a greater level of risk than other types of money market funds.



INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.




ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.




ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                        AVERAGE AGGREGATE
 MAXIMUM FEE            DAILY NET ASSETS
  .15%              on the first $250 million
  .125%             on the next $250 million
  .10%              on the next $250 million
  .075%        on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to



Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Florida Municipal Cash Trust -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Florida Municipal Cash Trust -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.




SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholders checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.




Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of November 26, 1996, Charles Schwab and Co., Inc., San Francisco, CA (as a record owner holding Institutional Shares for its clients) owned 42.74% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Florida. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

FLORIDA INTANGIBLES TAX

Shareholders of the Fund that are subject to the Florida intangibles tax will not be required to include the value of their Fund shares in their taxable intangible property if all of the Fund's investments on the annual assessment date are obligations that would be exempt from such tax if held directly by such shareholders, such as Florida and U.S. government obligations. As described earlier, the Fund will normally attempt to invest substantially all of its assets in securities which are exempt from the Florida intangibles tax. Accordingly, the value of the Fund shares held by a shareholder should under normal circumstances be exempt from the Florida intangibles tax.

FLORIDA STATE MUNICIPAL TAXATION

In a majority of states that have an income tax, dividends paid by a mutual fund attributable to investments in a particular states municipal obligations are exempt from both federal and such states income tax. If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax. A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Cash II Shares. Cash II Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $10,000 over a 90-day period.

All classes are subject to certain of the same expenses.




Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FLORIDA MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page
32.



                                                            PERIOD ENDED
                                                            OCTOBER 31,
                                                              1996(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.03
 LESS DISTRIBUTIONS
  Distributions from net investment income                     (0.03)
 NET ASSET VALUE, END OF PERIOD                               $ 1.00
 TOTAL RETURN(B)                                                2.80%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                      0.65%*
  Net investment income                                         3.07%*
  Expense waiver/reimbursement(c)                               0.43%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                    $31,824





* Computed on an annualized basis.

(a) Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--99.6%
               FLORIDA--87.0%
 $ 14,000,000  Alachua County, FL Health Facilities
               Authority, Health Facilities
               Revenue Bonds (Series 1996B) Weekly VRDNs
               (Shands Teaching
               Hospital and Clinics, Inc.)/(MBIA
               INS)/(SunTrust Bank,
               Central Florida LIQ)                           $ 14,000,000
    6,500,000  Brevard County, FL School District, Series
               1996, 4.20% TANs,
               6/30/1997                                         6,523,026
    3,000,000  Broward County, FL HFA, Multifamily Housing
               Revenue Refunding
               Bonds (1995 Series B) Weekly VRDNs (Harbour
               Town of Jacaranda
               Project)/(SouthTrust Bank of Alabama,             3,000,000
               Birmingham LOC)
    3,510,000  Broward County, FL Health Facility Authority,
               Revenue Bonds
               Weekly VRDNs (John Knox Village of
               Florida)/(First Union National
               Bank, Charlotte, NC LOC)                          3,510,000



    1,130,000  Broward County, FL, IDRB (Series 1993) Weekly
               VRDNs (American
               Whirlpool Products Corp.                          1,130,000
               Project)/(NationsBank, South LOC)
    8,000,000  Charlotte County, FL School District, Series
               1996, 4.00% TANs,
               6/30/1997                                         8,016,493
   14,190,000  (b)Clipper Florida Tax-Exempt Trust, Class A
               Certificates of Participation,
               Series 1996-3B Weekly VRDNs (Escambia County,
               FL HFA)/(State
               Street Bank and Trust Co. LOC)                   14,190,000
    4,300,000  Collier County, FL HFA, Multi-Family Revenue
               Bonds (Series 1985)
               Weekly VRDNs (River Reach Project)/(Morgan
               Guaranty Trust Co.,
               New York LOC)                                     4,300,000
    9,000,000  Dade County, FL HFA, (Series 1996), 4.00% TOBs
               (FGIC INV),
               Mandatory Tender 10/1/1997                        9,000,000
   11,500,000  Dade County, FL HFA, Hospital Revenue Bonds
               (Series 1995) Weekly
               VRDNs (Miami Children's Hospital
               Project)/(AMBAC INS)/
               (SunTrust Bank, Atlanta LIQ)                     11,500,000
    1,800,000  Dade County, FL IDA, IDRB (Series 1995) Weekly
               VRDNs (June
               Leasing Co. Project (FL))/(First Union            1,800,000



               National Bank of Florida LOC)
    2,000,000  Dade County, FL IDA, IDRB (Series 1996A)
               Weekly VRDNs
               (U.S. Holdings, Inc.)/(First Union National       2,000,000
               Bank of Florida LOC)







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  2,550,000  Dade County, FL Resource Recovery Facilities,
               4.00% Bonds
               (AMBAC INS), 10/1/1997                         $  2,550,000
   11,000,000  Dade County, FL Water & Sewer System Weekly
               VRDNs (FGIC INS)/
               (Commerzbank AG, Frankfurt LIQ)                  11,000,000
    3,000,000  Duval County, FL HFA, Multifamily Housing
               Revenue Bonds
               (Series 1985 F) Weekly VRDNs (Lakes of Mayport
               Apartments
               Project)/(SunTrust Bank, Atlanta LOC)             3,000,000
    3,900,000  Escambia County, FL HFA, SFM Revenue Bonds
               (Series 1996B), 3.65%
               TOBs (Trinity Funding Company INV), Mandatory     3,900,000
               Tender 4/1/1997
    6,250,000  Eustis Health Facilities Authority, FL,
               (Series 1985) Weekly VRDNs
               (Waterman Medical Center)/(Banque Paribas,        6,250,000
               Paris LOC)
    9,730,000  Eustis Health Facilities Authority, FL, Health
               Facilities Revenue



               Bonds, (Series 1992) Weekly VRDNs (Florida
               Hospital/Waterman,
               Inc. Project)/(Banque Paribas, Paris LOC)         9,730,000
    9,220,000  Florida HFA Weekly VRDNs (Cornerstone Imaging,
               Inc.)/(PNC Bank,
               NA LOC)                                           9,220,000
    6,920,000  (b)Florida HFA, Homeowner Mortgage Revenue
               Bonds PT-88
               (Series 1996-3) Weekly VRDNs (Banco Santander     6,920,000
               LIQ)
    4,700,000  Florida HFA, Housing Revenue Bonds (Series J)
               Weekly VRDNs
               (Ashley Lake Project)/(Barclays Bank PLC,         4,700,000
               London LOC)
    6,570,000  Florida HFA, Multifamily Housing Revenue Bonds
               (1995 Series M)
               Weekly VRDNs (Bainbridge Club Apartments
               Project)/(PNC Bank,
               Kentucky LOC)                                     6,570,000
    5,380,000  Florida State Board of Education
               Administration, (CR55D), 3.60%
               TOBs (Citibank NA, New York LIQ), Optional        5,380,000
               Tender 12/1/1996
    2,500,000  (b)Florida State Department of Transportation,
               (Series 1993A) Weekly
               VRDNs (Norwest Bank Minnesota, Minneapolis        2,500,000
               LOC)
    7,960,000  Fort Lauderdale, FL Performing Arts Center



               Authority Weekly
               VRDNs (SunTrust Bank, Central Florida LOC)        7,960,000
    3,620,000  Gainesville, FL Utilities Systems, (Series A),
               7.75% Bonds (United
               States Treasury PRF), 10/1/1997 (@102)            3,817,058







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  9,000,000  Greater Orlando (FL) Aviation Authority,
               Airport Facilities
               Subordinated CP Notes (Series B), 3.55%,
               Mandatory Tender
               12/13/1996                                     $  8,999,190
    3,000,000  Gulf Breeze, FL, Variable Rate Demand Revenue
               Bonds (Series 1995A)
               Weekly VRDNs (Florida Municipal Bond
               Fund)/(Barnett Bank,
               NA LOC)                                           3,000,000
    6,900,000  Hillsborough County, FL Aviation Authority,
               Bond Anticipation
               Commercial Paper Notes, 3.65% CP (Tampa
               International Airport)/
               (National Westminster Bank, PLC, London LOC),
               Mandatory Tender
               1/14/1997                                         6,900,000
    5,500,000  Hillsborough County, FL Aviation Authority,
               Bond Anticipation
               Commercial Paper Notes, 3.80% CP (Tampa
               International Airport)/



               (National Westminster Bank, PLC, London LOC),
               Mandatory Tender
               1/16/1997                                         5,500,000
    2,000,000  Hillsborough County, FL IDA Weekly VRDNs
               (Ringhager Equipment
               Co.)/(Mellon Bank NA, Pittsburgh LOC)             2,000,000
    2,400,000  Hillsborough County, FL IDA, (Series 1992)
               Weekly VRDNs (SIFCO
               Turbine Component Service)/(National City
               Bank, Cleveland,
               OH LOC)                                           2,400,000
    1,400,000  Hillsborough County, FL IDA, IDRB (Series
               1996) Weekly VRDNs
               (VIGO Importing Company Project)/(Barnett         1,400,000
               Bank, NA LOC)
   17,975,000  Hillsborough County, FL IDA, PCR Refunding
               Bonds Long Option
               Period (CR-31I), 3.60% TOBs (Tampa Electric
               Company)/(MBIA INS),
               Optional Tender 4/1/1997                         17,975,000
    1,500,000  Hillsborough County, FL IDA, Variable Rate
               Demand IDRB's
               (Series 1996) Weekly VRDNs (Trident Yacht
               Building Partnership
               Project)/(First Union National Bank of Florida    1,500,000
               LOC)
    7,000,000  Indian River County, FL Hospital District,
               (Series 1985) Weekly



               VRDNs (Kredietbank N.V., Brussels LOC)            7,000,000
    9,000,000  Jacksonville Health Facilities Authority,
               Hospital Revenue
               Improvement Bonds (Series 1994) Weekly VRDNs
               (Baptist Medical
               Center, FL)/(First Union National Bank of         9,000,000
               Florida LOC)







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  6,425,000  Jacksonville, FL HFDC Daily VRDNs (River
               Garden Project)/(Banque
               Paribas, Paris LOC)                            $  6,425,000
    2,905,000  Jacksonville, FL HFDC, Health Facilities
               Revenue Bonds (Series 1994)
               Weekly VRDNs (River Garden/The Coves
               Project)/(First Union
               National Bank, Charlotte, NC LOC)                 2,905,000
    2,000,000  Jacksonville, FL HFDC, Health Facilities
               Revenue Bonds (Series 1996)
               Weekly VRDNs (Jacksonville Faculty Practice
               Association Project)/
               (NationsBank, South LOC)                          2,000,000
    1,000,000  Jacksonville, FL Weekly VRDNs (Metal
               Sales)/(National City Bank,
               Kentucky LOC)                                     1,000,000
    6,000,000  Jacksonville, FL, Hospital Revenue Bonds
               (Series 1989) Weekly
               VRDNs (Baptist Medical Center, AL)/(First
               Union National Bank,
               Charlotte, NC LOC)                                6,000,000



    1,900,000  Jacksonville, FL, Hospital Revenue Bonds,
               10.50% Bonds (Methodist
               Hospital of Florida)/(United States Treasury      2,047,212
               PRF), 10/1/1997 (@102)
    4,300,000  Key West, FL Community Redevelopment Authority
               Weekly VRDNs
               (Pier House Joint Venture)/(PNC Bank, NA LOC)     4,300,000
    1,000,000  Lee County, FL IDA, IDRB (Series 1994) Weekly
               VRDNs (Baader
               North America Corporation)/(Deutsche Bank, AG     1,000,000
               LOC)
    5,710,000  Manatee County, FL HFA Weekly VRDNs (Carriage
               Club)/(Mellon
               Bank NA, Pittsburgh LOC)                          5,710,000
    3,800,000  Manatee County, FL HFA, Multifamily Mortgage
               Revenue Refunding
               Bonds (Series 1989-A) Weekly VRDNs
               (Hampton/McGuire L.P.)/
               (Nationsbank, NA LOC)                             3,800,000
    1,000,000  Marion County, FL Health Facility Authority,
               Multifamily Revenue
               Bonds (1985 Series F) Weekly VRDNs (Paddock
               Place Project)/
               (SunTrust Bank, Atlanta LOC)                      1,000,000
    2,850,000  Marion County, FL IDA, IDRB (Series 1989)
               Weekly VRDNs (Charter
               Springs Hospital, Inc.)/(Bankers Trust Co.,       2,850,000
               New York LOC)



    2,400,000  Martin County, FL IDA, Tender Industrial
               Revenue Bonds (Series
               1986) Weekly VRDNs (Tampa Farm Service, Inc.
               Project)/(SunTrust
               Banks, Inc. LOC)                                  2,400,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  5,800,000  Ocean Highway and Port Authority, Revenue
               Bonds (Series 1990)
               Weekly VRDNs (ABN AMRO Bank NV, Amsterdam LOC) $  5,800,000
    5,000,000  Orange County, FL HFA, (Series 1996B), 3.65%
               TOBs (Westdeutsche
               Landesbank Girozentrale INV), Mandatory Tender    5,000,000
               4/1/1997
    4,000,000  Orange County, FL HFA, Multifamily Housing
               Refunding Revenue
               Bonds (1992 Series A) Weekly VRDNs
               (Smokewood/Sun Key
               Apartments Project (FL))/(Citibank NA, New        4,000,000
               York LOC)
   11,630,000  Orange County, FL HFA, Multifamily Housing
               Revenue Bonds
               Weekly VRDNs (Sutton Place. Ltd.                 11,630,000
               Project)/(Nationsbank, NA LOC)
      800,000  Orange County, FL, Health Facilities Authority
               Weekly VRDNs
               (Mayflower Retirement Community)/(Rabobank
               Nederland,



               Utrecht LOC)                                        800,000
   18,125,000  (b)Orange County, FL, Health Facilities
               Authority, CDC Municipal
               Products, Inc. Class A Certificates (Series
               1996 D-1) Weekly VRDNs
               (FGIC INS)/(CDC Municipal Products, Inc. LIQ)    18,125,000
   10,830,000  (b)Orange County, FL, Health Facilities
               Authority, CDC Municipal
               Products Class A Certificates (Series 1996
               D-2) Weekly VRDNs (FGIC
               INS)/(CDC Municipal Products, Inc. LIQ)          10,830,000
    3,500,000  Pinellas County Industry Council, FL, IDRB
               (Series 1994) Weekly
               VRDNs (Genca Corporation Project)/(PNC Bank,      3,500,000
               Ohio, NA LOC)
    2,813,000  Pinellas County Industry Council, FL, IDRB
               (Series 1995) Weekly
               VRDNs (ATR International Inc., Project)/(First
               Union National Bank
               of Florida LOC)                                   2,813,000
    6,000,000  Pinellas County, FL HFA, SFM Revenue Bonds
               (Series B), 3.40% TOBs
               (Trinity Funding Company INV), Mandatory          6,000,000
               Tender 3/1/1997
   11,900,000  Pinellas County, FL Health Facility Authority
               Daily VRDNs (Chase
               Manhattan Bank NA, New York LOC)                 11,900,000
    2,645,000  Pinellas County, FL Health Facility Authority,



               (Series 1987) Weekly
               VRDNs (St. Mark Village Project)/(NationsBank,    2,645,000
               South LOC)
    3,200,000  (b)Pinellas County, FL Health Facility
               Authority, SFM Revenue Bonds
               (Series PA-92) Weekly VRDNs (GNMA
               COL)/(Merrill Lynch Capital
               Services, Inc. LIQ)                               3,200,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $  1,000,000  Polk County, FL IDA, Variable Rate Demand
               IDRB's (Series 1996)
               Weekly VRDNs (Ytong Florida, Ltd.
               Project)/(First Union National
               Bank of Florida LOC)                            $ 1,000,000
    8,300,000  Putnam County, FL Development Authority,
               Floating/Fixed Rate
               Poll Control Revenue Bonds (Pooled Series 1984
               H-4), 3.80% TOBs
               (Seminole Electric Cooperative, Inc
               (FL))/(National Rural Utilities
               Cooperative Finance Corp. LOC), Optional          8,300,000
               Tender 3/15/1997
    4,165,000  Putnam County, FL Development Authority, PCR
               Bonds (Pooled
               Series 1984S) Weekly VRDNs (Seminole Electric
               Cooperative, Inc
               (FL))/(National Rural Utilities Cooperative       4,165,000
               Finance Corp. LOC)
    5,550,000  Putnam County, FL Development Authority, PCR
               Bonds (Series



               1984H) Weekly VRDNs (Seminole Electric
               Cooperative, Inc (FL))/
               (National Rural Utilities Cooperative Finance     5,550,000
               Corp. LOC)
    3,040,000  (d)Sarasota County, FL IDRB, (Series 1994),
               3.60%, Monthly VRDNs
               (Resource Recovery Systems of Sarasota
               Project)/(Fleet National
               Bank, Providence, RI LOC), 11/1/1996              3,040,000
    3,000,000  Sarasota County, FL Public Hospital District,
               Series 1993A, 3.60% CP
               (Sarasota Memorial Hospital), Mandatory Tender    3,000,000
               1/28/1997
    1,500,000  Sarasota, FL, Educational Facilities Revenue
               Bonds (Series 1996)
               Weekly VRDNs (Ringling School of Art and
               Design, Inc.)/(SunTrust
               Bank, Central Florida LOC)                        1,500,000
    4,600,000  Seminole County, FL Health Facility Authority
               IDA, (Series 1991)
               Weekly VRDNs (Florida Living Nursing
               Center)/(Barnett Bank,
               NA LOC)                                           4,600,000
    4,350,000  St. Lucie County, FL PCR, Pollution Ctrl
               Revenue Refunding Bonds
               (Series 1994A), 3.70% CP (Florida Power &
               Light Co.), Mandatory
               Tender 1/29/1997                                  4,350,000



    7,720,000  St. Lucie County, FL, IDR Bonds (Series 1985)
               Weekly VRDNs
               (Savannahs Hospital)/(NationsBank, South LOC)     7,720,000
    1,400,000  Sumter County, FL IDA Weekly VRDNs (Great
               Southern Wood of
               Florida)/(SouthTrust Bank of Alabama,             1,400,000
               Birmingham LOC)







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               FLORIDA--CONTINUED
 $ 10,000,000  Sunshine State Governmental Finance
               Commission, FL, 3.60% CP
               (Morgan Guaranty Trust Co., New York, National
               Westminster Bank,
               PLC, London and Union Bank of Switzerland,
               Zurich LOCs),
               Mandatory Tender 2/19/1997                     $ 10,000,000
   16,385,000  Sunshine State Governmental Finance
               Commission, FL, 3.60% CP,
               Mandatory Tender 1/10/1997                       16,385,000
    6,050,000  Sunshine State Governmental Finance
               Commission, FL, 3.70% CP,
               Mandatory Tender 1/29/1997                        6,050,000
   13,500,000  (b)TEB Municipal Trust I, Class A Floating Rate
               Receipts Weekly VRDNs
               (Uniforet Inc.)/(Bank One, Columbus, NA LOC)     13,500,000
    2,300,000  Tamarac, FL, IDRB (Series 1995) Weekly VRDNs
               (Arch Aluminum &
               Glass Co., Inc. Project)/(Mellon Bank NA,         2,300,000
               Pittsburgh LOC)
    6,200,000  Titusville, FL, Multi-Purpose Revenue Bonds,



               Installment 1995A
               Weekly VRDNs (Banque Paribas, Paris LOC)          6,200,000
    2,565,000  Volusia County, FL HFA Weekly VRDNs
               (Fisherman's Landing)/
               (Mellon Bank NA, Pittsburgh LOC)                  2,565,000
    2,060,000  Volusia County, FL Health Facilities
               Authority, (Series 1994A)
               Weekly VRDNs (Southwest Volusia Healthcare
               Corp.)/(First Union
               National Bank, Charlotte, NC LOC)                 2,060,000
    1,625,000  Volusia County, FL IDA Weekly VRDNs (Crane
               Cams)/(First
               Interstate Bank of Arizona, NA LOC)               1,625,000
    2,800,000  Wakulla County, FL IDA Weekly VRDNs (Winco
               Utilities, Inc.
               Project)/(Barnett Bank, NA LOC)                   2,800,000
                Total                                          463,930,979
               KENTUCKY--2.7%
   14,400,000  Kentucky Pollution Abatement & Water Resource
               Finance Authority
               Daily VRDNs (Toyota Motor Credit Corp.)          14,400,000
               MICHIGAN--1.1%
    6,000,000  Michigan Strategic Fund, Limited Obligation
               Revenue Bonds (Series
               1995) Weekly VRDNs (United Waste Systems,
               Inc.)/(Bank of America
               Illinois LOC)                                     6,000,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               MINNESOTA--3.3%
 $  2,955,000  Byron, MN IDB Weekly VRDNs (Schmidt
               Printing)/(Norwest Bank
               Minnesota, Minneapolis LOC)                    $  2,955,000
    5,000,000  Faribault, MN IDA, (Series 1988) Weekly VRDNs
               (Jerome Foods)/
               (Norwest Bank Minnesota, Minneapolis LOC)         5,000,000
    3,800,000  Minnesota State Higher Education Coordinating
               Board, (Series 1992A)
               Weekly VRDNs (First Bank NA, Minneapolis LIQ)     3,800,000
    2,100,000  Owatonna, MN, Hospital Revenue Bonds Weekly
               VRDNs (Health
               Central System)/(Norwest Bank Minnesota,          2,100,000
               Minneapolis LOC)
    3,600,000  White Bear, MN Weekly VRDNs (Thermoform
               Plastic, Inc.)/(Norwest
               Bank Minnesota, Minneapolis LOC)                  3,600,000
                Total                                           17,455,000
               OHIO--1.1%
    3,800,000  Ohio HFA, Trust Receipts, (Series 1996
               FR/RI-5) Weekly VRDNs
               (Bank of New York, New York LIQ)/(GNMA LOC)       3,800,000



    2,000,000  Ohio State Water Development Authority, Ohio
               PCR Bonds (Series
               1989) Weekly VRDNs (Duquesne Light Power
               Co.)/(Barclays Bank
               PLC, London LOC)                                  2,000,000
                Total                                            5,800,000
               PUERTO RICO--0.9%
    5,000,000  Puerto Rico Government Development Bank, 3.65%
               CP, Mandatory
               Tender 2/14/1997                                  5,000,000
               TENNESSEE--0.5%
    2,300,000  Oak Ridge, TN IDB, Solid Waste Facility Bonds
               (Series 1996) Weekly
               VRDNs (M4 Environmental L.P.
               Project)/(SunTrust Bank,
               Atlanta LOC)                                      2,300,000
      200,000  South Pittsburg, TN IDB, (Series 1996) Weekly
               VRDNs (Lodge
               Manufacturing Co. Project)/(SunTrust Bank,          200,000
               Nashville LOC)
                Total                                            2,500,000







FLORIDA MUNICIPAL CASH TRUST



   PRINCIPAL
     AMOUNT                                                        VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
               TEXAS--3.0%
 $ 10,750,000  Angelina and Neches River Authority, Texas,
               Solid Waste Disposal
               Revenue Bonds (Series 1993), 3.70% CP
               (Temple-Eastex Inc. Project)/
               (Temple-Inland, Inc. GTD), Mandatory Tender    $ 10,750,000
               12/12/1996
    5,000,000  Texas State, 4.75% TRANs, 8/29/1997               5,031,153
                Total                                           15,781,153
                TOTAL INVESTMENTS (AT AMORTIZED COST)(C)      $ 530,867,132





Securities that are subject to Alternative Minimum Tax represent 33.4% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poors Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER     SECOND TIER



     100.00%          0.00%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $69,265,000 which represents 13% of net assets.

(c) Also represents cost for federal tax purposes.

(d) Current rate and next reset date shown.

Note: The categories of investments are shown as a percentage of net assets ($532,816,645) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
COL -- Collateralized
CP -- Commercial Paper
FGIC -- Financial Guaranty Insurance Company
GNMA -- Government National Mortgage Association
GTD -- Guaranty
HFA -- Housing Finance Authority
HFDC -- Health Facility Development Corporation
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IDR -- Industrial Development Revenue
IDRB -- Industrial Development Revenue Bond
INS -- Insured



INV -- Investment Agreement
LIQ -- Liquidity Agreement
LOCs -- Letter(s) of Credit
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
PRF -- Prerefunded
SFM -- Single Family Mortgage
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
VRDNs -- Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1996



 ASSETS:
 Total investments in securities, at amortized cost                  $530,867,132
 and value
 Cash                                                                     326,304
 Income receivable                                                      2,448,806
 Deferred expenses                                                         23,988
   Total assets                                                       533,666,230
 LIABILITIES:
 Payable for shares redeemed                          $  6,687
 Income distribution payable                           612,866
 Accrued expenses                                      230,032
   Total liabilities                                                      849,585
 NET ASSETS for 532,816,645 shares outstanding                       $532,816,645
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $500,992,905 / 500,992,905 shares outstanding                              $1.00
 CASH II SHARES:
 $31,823,740 / 31,823,740 shares outstanding                                $1.00





(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996



 INVESTMENT INCOME:
 Interest                                                                 $   14,309,120
 EXPENSES:
 Investment advisory fee                                $    1,558,498
 Administrative personnel                                      294,886
 and services fee
 Custodian fees                                                 52,742
 Transfer and dividend                                          48,434
 disbursing agent fees and
 expenses
 Directors'/Trustees' fees                                       4,998
 Auditing fees                                                  13,156
 Legal fees                                                     13,564
 Portfolio accounting fees                                      91,304
 Distribution services fee                                     113,244
 -- Cash II Shares
 Shareholder services fee --                                   860,815
 Institutional Shares
 Shareholder services fee --                                   113,244
 Cash II Shares
 Share registration costs                                      146,642
 Printing and postage                                           24,078
 Insurance premiums                                              5,701
 Miscellaneous                                                   3,504
    Total expenses                                           3,344,810
 Waivers --



    Waiver of investment              $ (1,071,607)
    advisory fee
    Waiver of distribution                 (67,947)
    services fee -- Cash II
    Shares
    Waiver of shareholder                 (206,595)
    services fee --
    Institutional Shares
      Total waivers                                         (1,346,149)
           Net expenses                                                        1,998,661
            Net investment                                                  $ 12,310,459
            income





(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS




                                                      YEAR ENDED OCTOBER 31,
                                                      1996                1995
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                          $  12,310,459       $      4,683,407
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net
 investment income
  Institutional Shares                            (10,917,907)           (4,683,407)
  Cash II Shares                                   (1,392,552)                 --
  Change in net assets resulting
  from distributions to
  shareholders                                    (12,310,459)           (4,683,407)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                   2,270,320,962          1,361,774,097
 Net asset value of shares issued
 to shareholders in payment of
 distributions declared                             6,801,443              2,166,363
 Cost of shares redeemed                       (1,897,652,278)        (1,264,560,129)
  Change in net assets resulting                  379,470,127             99,380,331
  from share transactions
  Change in net assets                            379,470,127             99,380,331
 NET ASSETS:
 Beginning of period                              153,346,518             53,966,187
 End of period                                 $  532,816,645       $    153,346,518





(See Notes which are an integral part of the Financial Statements)

FLORIDA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida intangibles tax.

The Fund offers two classes of shares: Institutional Shares and Cash II
Shares.

Effective November 17, 1995, the Fund added Cash II Shares.



2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at October 31, 1996, is as follows:



 SECURITY                                      ACQUISITION DATA        ACQUISITION COST
 Clipper Florida Tax-Exempt Trust, Class A       6/14/1996-
 Certificates of Participation, Series           6/19/1996               $14,190,000
 1996-3B
 Florida HFA, Homeowner Mortgage
 Revenue Bonds PT-88 (Series 1996-3)              9/27/1996                6,920,000
 Florida State Department of
 Transportation, (Series 1993A)                  7/23/1996                 2,500,000
 Orange County, FL, Health Facilities
 Authority,
 CDC Municipal Products, Inc. Class A
 Certificates (Series 1996 D-1)                  9/3/1996                 18,125,000
 Orange County, FL, Health Facilities
 Authority,
 CDC Municipal Products, Inc. Class A
 Certificates (Series 1996 D-2)                  5/5/1995                 10,830,000
 Pinellas County, FL Health Facility
 Authority,
 SFM Revenue Bonds (Series PA-92)                3/3/1995                  3,200,000
 TEB Municipal Trust I, Class A Floating
 Rate Receipts                                  8/27/1996                 13,500,000





USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $532,816,645. Transactions in shares were as follows:



                                                                  YEAR ENDED OCTOBER 31,
 INSTITUTIONAL SHARES                                          1996                   1995
 Shares sold                                              1,967,231,853           1,361,774,097
 Shares issued to shareholders in                             6,801,419               2,166,363
 payment of distributions declared
 Shares redeemed                                         (1,626,386,885)         (1,264,560,129)
  Net change resulting from                                 347,646,387              99,380,331
  Institutional Shares transactions
                                                                 PERIOD ENDED OCTOBER 31,
 CASH II SHARES                                                1996(A)                1995
 Shares sold                                                303,089,109                     --
 Shares issued to shareholders in                                    24                     --
 payment of distributions declared
 Shares redeemed                                           (271,265,393)                    --
  Net change resulting from                                  31,823,740                     --
  Institutional Shares transactions
  Net change resulting from share                           379,470,127              99,380,331
  transactions





(a) For the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

PERCENTAGE OF AVERAGE
SHARE CLASS NAME DAILY NET ASSETS OF CLASS

Institutional Shares 0.25%

Cash II Shares 0.25%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended October 31, 1996, Institutional Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $15,374 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five-year period following effective date. For the period ended October 31, 1996, the Fund paid $2,135 pursuant to this agreement.

INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,179,910,345 and $1,246,725,000, respectively.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 76.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.5% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(FLORIDA MUNICIPAL CASH TRUST):

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets, and the financial highlights (see pages 2 and 14 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

November 20, 1996

ADDRESSES

Florida Municipal Cash Trust
      Institutional Shares         Federated Investors Tower
                                   Pittsburgh, PA 15222-3779



Distributor
     Federated Securities Corp.    Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Investment Adviser
    Federated Management           Federated Investors Tower
                                   Pittsburgh, PA 15222-3779

Custodian
    State Street Bank and          P.O. Box 8600
    Trust Company                  Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
    Federated Shareholder          P.O. Box 8600
    Services Company               Boston, MA 02266-8600

Independent Public Accountants
    Arthur Andersen LLP            2100 PPG Place
                                   Pittsburgh, PA 15222

FLORIDA MUNICIPAL
CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES

PROSPECTUS



A Portfolio of
Federated Municipal Trust,
an Open-End, Management
Investment Company

Prospectus dated December 31, 1996

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.



Cusip 314229758
005392 (12/96)


                         FLORIDA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)

                             INSTITUTIONAL SHARES
                                CASH II SHARES




                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Florida Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996 . This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

LOGO
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229758
Cusip 314229683
G00537-01 (12/96)







         <
         /
         R
         >







INVESTMENT POLICIES                             1

 Acceptable Investments                         1
 Participation Interests                        1
 Municipal Leases                               1
 Ratings                                        1
 When-Issued and Delayed Delivery Transactions  1
 Repurchase Agreements                          2
 Credit Enhancement                             2
INVESTMENT LIMITATIONS                          2

FEDERATED MUNICIPAL TRUST MANAGEMENT            3

 Share Ownership                                8
 Trustees Compensation                          9
 Trustee Liability                             10
INVESTMENT ADVISORY SERVICES                   10

 Investment Adviser                            10
 Advisory Fees                                 10
BROKERAGE TRANSACTIONS                         10

OTHER SERVICES                                 10

 Fund Administration                           10
 Custodian and Portfolio Accountant            11
 Transfer Agent                                11
 Independent Public Accountants                11
DETERMINING NET ASSET VALUE                    11



REDEMPTION IN KIND                             12

MASSACHUSETTS PARTNERSHIP LAW                  12

THE FUND'S TAX STATUS                          12

PERFORMANCE INFORMATION                        12

 Yield                                         12
 Effective Yield                               12
 Tax-Equivalent Yield                          13
 Tax-Equivalency Table                         13
 Total Return                                  16
 Performance Comparisons                       16
 Economic and Market Information               16
ABOUT FEDERATED INVESTORS                      16

 Mutual Fund Market                            17
 Institutional Clients                         17
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                 17
APPENDIX                                       18





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.



(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
FLORIDA INVESTMENT RISKS

Florida's economic expansion continues to be among the strongest in the region. Employment and population have been on the increase since 1991. The state's economic forecast predicts modest growth through 1996, slightly outpacing national averages. Labor force growth has been consistent since 1992, and service, construction, and trade sectors comprise more than 64%



of the state's labor force. The unemployment rate through 1996 is estimated at 5.9%, down from a recessionary peak of 8.2% in 1992.

Florida continues to experience strong population growth, but at decelerating rates. The over 65 group is no longer the fastest growing component. Personal income continues to grow. After setbacks in the early 1990s because of recession and natural disasters, personal income growth is now above the national average (5.9% for Florida, 5.5% nationally). Florida's debt structure is complex, differing from other states in that almost all of its General Obligation Debt is secured from dedicated taxes with full faith and credit as a back-up. Also, special obligations are mostly issued in the state's name and responsibility for the debt is taken by the state, subject to a pledged revenue source.
In Florida, a state income tax is unconstitutional. Therefore, the resulting heavy dependence on sales tax revenues makes the general fund vulnerable to recession.
In 1994, Florida voters approved a revenue limit which allows annual revenue to grow by the average of annual personal income growth over the previous five years. This limit along with growth pressure and the vulnerability of the sales tax present a challenge to Florida if it intends to continue its expansion.
The Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligation will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying condition of the state, and its municipalities.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.

INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.



INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.
INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.
INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918



Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.





Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.



Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.





John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925



Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport



Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.





Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer



Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies:
111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series;



Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.




SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of November 26, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Florida Municipal Cash
Trust: Charles Schwab & Company, Inc., (as record owner holding Institutional Shares for its clients), San Francisco, California owned approximately 207,671,958 shares (42.74%); St. Joe Container Corp., Jacksonville, Florida owned approximately 91,076,616 shares (18.74%).
As of December 2, 1996, the following shareholder of record owned 5% or more of the outstanding Cash II Shares of the Florida Municipal Cash Trust:
Trustman, Trust Company Bank, (as record owner holding Cash II Shares for its clients), Atlanta, Georgia owned approximately 73,525,976 shares (99.98%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and



Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611

                                        $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934

                                        $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and



Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.



TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31,1996, 1995 and 1994, the adviser earned $1,558,498, $522,992, and $20,127, respectively, of which $1,071,607, $480,076 and
$20,127, respectively, were voluntarily waived.


BROKERAGE TRANSACTIONS





When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995 and 1994, the Administrators earned $294,886, $125,000, and $13,699, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.



TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund `s objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal period ended October 31, 1996, payments in the amount of $113,244 were made pursuant to the Plan for Cash II Shares. In addition, for the fiscal period period ended October 31, 1996, the Fund paid shareholder service fees in the amounts of $860,815 and $113,244 on behalf of Institutional Shares and Cash II Shares, respectively, of which $206,595 and $0 were voluntarily waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.



The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.




MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.



PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31, 1996, the yields for Institutional Shares and Cash II Shares were 3.11% and 2.95%, respectively.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.




For the seven-day period ended October 31, 1996, the effective yields for Institutional Shares and Cash II Shares were 3.16% and 3.00%, respectively.

TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 39.6% tax rate (the maximum effective rate for individuals) and assuming that the income is 100% tax exempt.
For the seven-day period ended October 31, 1996, the tax-equivalent yields for Institutional Shares and Cash II Shares were 5.23% and 4.97%, respectively.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.



                       TAXABLE YIELD EQUIVALENT FOR 1996


    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%





    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%



    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.



                       TAXABLE YIELD EQUIVALENT FOR 1996

                     State of Florida

                          FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1   $40,101   $96,901     $143,701     OVER
    RETURN    40,100  96,900    147,700     263,750    263,750

    SINGLE       $1   $24,001   $58,151     $121,301     OVER
    RETURN    24,000  58,150    121,300     263,750    263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent




     1.00%     1.38%    1.59%     1.65%      1.76%       1.86%
     1.50%     1.96%    2.28%     2.37%      2.54%       2.68%
     2.00%     2.55%    2.98%     3.10%      3.33%       3.51%
     2.50%     3.14%    3.67%     3.82%      4.11%       4.34%
     3.00%     3.73%    4.37%     4.55%      4.89%       5.17%
     3.50%     4.32%    5.06%     5.27%      5.67%       5.99%
     4.00%     4.91%    5.76%     6.00%      6.45%       6.82%
     4.50%     5.49%    6.45%     6.72%      7.23%       7.65%
     5.00%     6.08%    7.14%     7.45%      8.01%       8.48%
     5.50%     6.67%    7.84%     8.17%      8.79%       9.31%
     6.00%     7.26%    8.53%     8.90%      9.58%      10.13%
     6.50%     7.85%    9.23%     9.62%     10.36%      10.96%
     7.00%     8.44%    9.92%    10.34%     11.14%      11.79%
     7.50%     9.02%   10.62%    11.07%     11.92%      12.62%
     8.00%     9.61%   11.31%    11.79%     12.70%      13.45%

    Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness, at the rate of $2.00 per $1,000 of the properties' market value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 20 basis point incremental benefit resulting from the avoidance of this tax.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.



* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year period ended October 31, 1996, and for the period from September 21, 1994 (date of initial public investment), through October 31, 1996, the average annual total returns were 3.20% and 3.39%, respectively for Institutional Shares. For the period from November 27, 1995 (date of initial public investment) through October 31, 1996, the cumulative total return was 2.80% for Cash II Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.




J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division. Trust Organizations

Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys perfromed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division. *Source: Investment Company Institute



APPENDIX


STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS



S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS

AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS



P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS



F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


MASSACHUSETTS MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS


The Institutional Service Shares of Massachusetts Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Massachusetts municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Massachusetts, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.





THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).






THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3



------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Massachusetts Municipal Securities                                           5
  Investment Risks                                                             6
  Investment Limitations                                                       6

FUND INFORMATION                                                               7
------------------------------------------------------

  Management of the Fund                                                       7
  Distribution of Institutional
     Service Shares                                                            8
  Administration of the Fund                                                   9

NET ASSET VALUE                                                                9
------------------------------------------------------

HOW TO PURCHASE SHARES                                                         9
------------------------------------------------------

  Special Purchase Features                                                   10

HOW TO REDEEM SHARES                                                          10
------------------------------------------------------

  Special Redemption Features                                                 11




ACCOUNT AND SHARE INFORMATION                                                 12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13
  State and Local Taxes                                                       13

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

PERFORMANCE INFORMATION                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--1784 FUNDS SHARES                                       15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS                                      28
------------------------------------------------------

ADDRESSES                                                      Inside Back Cover
------------------------------------------------------
SUMMARY OF FUND EXPENSES



--------------------------------------------------------------------------------



                                              INSTITUTIONAL SERVICE SHARES
                                            SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)........................................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........................................       None
Exchange Fee.................................................................................................       None

                                               ANNUAL OPERATING EXPENSES
                                        (As a percentage of average net assets)
Management Fee (after waiver) (1).........................................................................       0.33%
12b-1 Fee..................................................................................... ............       None
Total Other Expenses......................................................................................       0.22%
     Shareholder Services Fee (after waiver) (2)..................................................       0.00%
          Total Operating Expenses (3)....................................................................       0.55%





(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 0.97% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Services Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE:                                                                  1 YEAR         3 YEARS        5 YEARS       10 YEARS
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period...............................................................    $       6      $      18      $      31      $      69





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.



                                                                          YEAR ENDED OCTOBER 31,
                                                 1996       1995       1994       1993       1992       1991    1990(a)
NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00$    1.00
---------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------
  Net investment income                             0.03       0.03       0.02       0.02       0.03       0.05     0.03
---------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------
  Distributions from net investment income         (0.03)     (0.03)     (0.02)     (0.02)     (0.03)     (0.05)  (0.03)
---------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -------
NET ASSET VALUE, END OF PERIOD                 $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $ 1.00
---------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------  -------
TOTAL RETURN (b)                                    3.07%      3.34%      2.14%      1.99%      2.87%      4.63%   2.59%
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------
  Expenses                                          0.55%      0.55%      0.55%      0.53%      0.34%      0.30%  0.17%*
---------------------------------------------
  Net investment income                             3.02%      3.30%      2.12%      1.97%      2.82%      4.48%  5.66%*
---------------------------------------------
  Expense waiver/reimbursement (c)                  0.42%      0.45%      0.35%      0.43%      0.55%      0.69%  0.57%*
---------------------------------------------
SUPPLEMENTAL DATA



---------------------------------------------
  Net assets, end of period (000 omitted)       $119,739    $99,628    $90,013    $84,524    $85,570     $81,681 $63,483
---------------------------------------------





  * Computed on an annualized basis.

 (a) Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990.

 (b) Based on net asset value, which does not reflect sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees have established two classes of shares known as Institutional Service Shares and 1784 Funds Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Massachusetts taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES




The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Massachusetts state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Massachusetts state income tax ("Massachusetts Municipal Securities"). Examples of Massachusetts Municipal Securities include, but are not limited to:


       tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

       bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

       municipal commercial paper and other short-term notes;

       variable rate demand notes;

       municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

       participation, trust, and partnership interests in any of the foregoing obligations.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Massachusetts Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Massachusetts Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.




The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Massachusetts Municipal Securities is subject to the federal alternative minimum tax.

MASSACHUSETTS MUNICIPAL SECURITIES

Massachusetts Municipal Securities are generally issued to finance public works,



such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Massachusetts Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Massachusetts Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Massachusetts Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Massachusetts Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Massachusetts Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Massachusetts Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Massachusetts Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Massachusetts Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these considerations, the Fund's concentration in Massachusetts Municipal Securities may entail a greater level of risk than other types of money market funds.





INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER.  Investment decisions for the Fund are made by Federated



Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on
     April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher
    Donahue, who is President and Trustee of Federated Investors.

     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND





ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate as which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:




   MAXIMUM FEE         AVERAGE AGGREGATE DAILY NET ASSETS
        .150%               on the first $250 million
        .125%               on the next $250 million
        .100%               on the next $250 million
        .075%      on assets in excess of $750 million






The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------


The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.



The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.





HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.





PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Massachusetts Municipal Cash Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Massachusetts Municipal Cash Trust-Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES





SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.


REDEEMING SHARES BY TELEPHONE.  Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.





REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES


CHECK WRITING.  Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $25,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund.



CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


As of December 2, 1996 John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 100% of the 1784 Funds Shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.




Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Massachusetts. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




MASSACHUSETTS TAXES. Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or
(ii) interest on obligations of the United States , its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.

Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called 1784 Funds Shares that are sold primarily to retail customers of the banking subsidiaries of Bank of Boston. 1784 Funds Shares are sold at net asset value and are subject to a Shareholder Services Agreement. Investments in 1784 Funds Shares are subject to a minimum initial investment of $1,000.





Instututional Service Shares and 1784 Funds Shares are subject to certain of the same expenses.



Expense differences, however, between Institutional Service Shares and 1784 Funds Shares may affect the performance of each class.



To obtain more information and a prospectus for 1784 Funds Shares, investors may call 1-800-252-1784.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.


Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS--1784 FUNDS SHARES
(FORMERLY, BAYFUNDS SHARES)
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 28.



                                                                                    YEAR ENDED OCTOBER 31,
                                                                           1996       1995       1994       1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                       0.03       0.03       0.02        0.01
-----------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                   (0.03)     (0.03)     (0.02)      (0.01)
-----------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                           $    1.00  $    1.00  $    1.00   $    1.00
-----------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                                              3.05%      3.30%      2.05%       1.25%
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------
  Expenses                                                                    0.58%      0.60%      0.64%       0.65%*
-----------------------------------------------------------------------
  Net investment income                                                       3.01%      3.25%      2.09%       1.85%*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                            0.42%      0.45%      0.35%       0.43%*
-----------------------------------------------------------------------
SUPPLEMENTAL DATA



-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                  $54,667    $46,580   $41,912       $18,143
-----------------------------------------------------------------------





 * Computed on an annualized basis.

 (a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)
MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--99.3%
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--95.6%
              --------------------------------------------------------------------------------------
$  2,000,000  Attleboro, MA, 3.50% BANs, 2/6/1997                                                     $    2,000,513
              --------------------------------------------------------------------------------------
   2,000,000  Boston, MA Water & Sewer Commission, General Revenue Bonds
              (1994 Series A) Weekly VRDNs (State Street Bank and Trust Co. LOC)                           2,000,000
              --------------------------------------------------------------------------------------
   5,000,000 (b) Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co. LIQ)           5,000,000
              --------------------------------------------------------------------------------------
   3,465,000 (b) Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State Street Bank and
              Trust Co. LIQ)                                                                               3,465,000
              --------------------------------------------------------------------------------------
   3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/ (Citibank NA, New York LIQ)          3,000,000
              --------------------------------------------------------------------------------------
   1,645,000  Commonwealth of Massachusetts, (Series B), 5.00% Bonds, 6/1/1997                             1,656,134
              --------------------------------------------------------------------------------------
   3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London LOC)                3,200,000
              --------------------------------------------------------------------------------------
   2,500,000  Gardner, MA, 4.00% BANs, 4/1/1997                                                            2,501,986
              --------------------------------------------------------------------------------------



   4,300,000  Hingham, MA, 3.75% BANs, 12/20/1996                                                          4,300,671
              --------------------------------------------------------------------------------------
   3,925,000  Mashpee, MA, 4.00% BANs, 2/7/1997                                                            3,929,061
              --------------------------------------------------------------------------------------
   8,200,000  Massachusetts Bay Transit Authority, (Series C), 3.55% CP (Westdeutsche Landesbank
              Girozentrale LOC), Mandatory Tender
              11/22/1996                                                                                   8,200,000
              --------------------------------------------------------------------------------------
     700,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                                           700,000
              --------------------------------------------------------------------------------------
   6,800,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's Hospital)/(Sanwa Bank
              Ltd, Osaka LOC)                                                                              6,800,000
              --------------------------------------------------------------------------------------
   2,200,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Endicott College)/ (Baybank, Burlington,
              MA LOC)                                                                                      2,200,000
              --------------------------------------------------------------------------------------
   3,320,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For Little
              Wanderers)/(First National Bank of Boston, MA LOC)                                           3,320,000
              --------------------------------------------------------------------------------------
   2,600,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/ (Sanwa Bank Ltd, Osaka
              LOC)                                                                                         2,600,000
              --------------------------------------------------------------------------------------
   2,300,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Williams College, MA)                           2,300,000
              --------------------------------------------------------------------------------------





MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------------------
$  7,200,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital of Boston)             $    7,200,000
              --------------------------------------------------------------------------------------
   5,500,000  Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts Institute of Technology)          5,500,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts HEFA, 3.65% CP (Harvard University), Mandatory Tender 1/8/1997                 5,000,000
              --------------------------------------------------------------------------------------
     500,000  Massachusetts IFA Weekly VRDNs (Berkshire, MA School)/(National Westminster Bank, PLC,
              London LOC)                                                                                    500,000
              --------------------------------------------------------------------------------------
   1,300,000  Massachusetts IFA Weekly VRDNs (Groton School)/(National Westminster Bank, PLC, London
              LOC)                                                                                         1,300,000
              --------------------------------------------------------------------------------------
   1,350,000  Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/
              (State Street Bank and Trust Co. LOC)                                                        1,350,000
              --------------------------------------------------------------------------------------
   1,910,000  Massachusetts IFA, (1995 Series A) Weekly VRDNs (Bradford College Issue)/(First
              National Bank of Boston, MA LOC)                                                             1,910,000
              --------------------------------------------------------------------------------------



     300,000  Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water Power Co.)/(Canadian
              Imperial Bank of Commerce, Toronto LOC)                                                        300,000
              --------------------------------------------------------------------------------------
   2,000,000  Massachusetts IFA, (Series 1992A) Weekly VRDNs (Ogden Haverhill)/ (Union Bank of
              Switzerland, Zurich LOC)                                                                     2,000,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, (Series 1992B), 3.60% CP (New England Power Co.), Mandatory Tender
              1/13/1997                                                                                    5,000,000
              --------------------------------------------------------------------------------------
   3,000,000  Massachusetts IFA, (Series 1992B), 3.70% CP (New England Power Co.), Mandatory Tender
              12/11/1996                                                                                   3,000,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, (Series 1993A), 3.60% CP (New England Power Co.), Mandatory Tender
              1/10/1997                                                                                    5,000,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/
              (Fleet Bank of New York LOC)                                                                 5,000,000
              --------------------------------------------------------------------------------------
   5,800,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead Institute for Biomedical
              Research)                                                                                    5,800,000
              --------------------------------------------------------------------------------------
   4,000,000  Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/ (Baybank, Burlington,
              MA LOC)                                                                                      4,000,000
              --------------------------------------------------------------------------------------
   1,525,000  Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/ (Bank of Nova Scotia,
              Toronto LOC)                                                                                 1,525,000
              --------------------------------------------------------------------------------------





MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------------------
$  4,000,000  Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(National
              Westminster Bank, PLC, London LOC)                                                      $    4,000,000
              --------------------------------------------------------------------------------------
   1,495,000  Massachusetts IFA, Museum Revenue Refunding Bonds (1996 Issue), 3.80% Bonds (Museum of
              Fine Arts, Boston)/(MBIA INS), 1/1/1997                                                      1,496,697
              --------------------------------------------------------------------------------------
   2,310,000  Massachusetts IFA, Refunding Revenue Bonds 1994 Project Daily VRDNs (Showa Womens
              Institute Boston, Inc.)/(Bank of America NT and SA, San Francisco LOC)                       2,310,000
              --------------------------------------------------------------------------------------
   6,255,000  Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs (Emerson College
              Issue)/(Baybank, Burlington, MA LOC)                                                         6,255,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, Revenue Bonds (Series 1995C) Weekly VRDNs (Edgewood Retirement
              Community Project)/(Dresdner Bank Ag, Frankfurt LOC)                                         5,000,000
              --------------------------------------------------------------------------------------
   1,800,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds
              (1994 Series C) Weekly VRDNs (Canadian Imperial Bank of Commerce, Toronto LOC)               1,800,000
              --------------------------------------------------------------------------------------



   4,000,000  Massachusetts State HFA, (Series 50), 3.70% TOBs (Bayerische Landesbank Girozentrale
              INV), Mandatory Tender 6/2/1997                                                              4,000,000
              --------------------------------------------------------------------------------------
   2,500,000  Massachusetts Water Resources Authority, (Series 1994), 3.65% CP (Morgan Guaranty
              Trust Co., New York LOC), Mandatory Tender
              12/11/1996                                                                                   2,500,000
              --------------------------------------------------------------------------------------
   2,000,000  Medway, MA, 4.50% BANs, 6/13/1997                                                            2,008,980
              --------------------------------------------------------------------------------------
     757,140  Melrose, MA, 4.09% GANs, 4/8/1997                                                              757,744
              --------------------------------------------------------------------------------------
   2,300,000  Melrose, MA, 4.25% BANs, 8/22/1997                                                           2,304,472
              --------------------------------------------------------------------------------------
   3,080,000  Middleton, MA, 4.10% BANs, 9/5/1997                                                          3,084,990
              --------------------------------------------------------------------------------------
   6,000,000  North Andover, MA, 4.00% BANs, 1/23/1997                                                     6,003,004
              --------------------------------------------------------------------------------------
   3,773,100  North Andover, MA, 4.10% BANs, 9/11/1997                                                     3,774,009
              --------------------------------------------------------------------------------------
   4,500,000  Springfield, MA , 4.50% BANs (Fleet National Bank, Providence,
              R.I. LOC), 6/27/1997                                                                         4,514,094
              --------------------------------------------------------------------------------------
   1,725,000  Stoughton, MA, 3.51% BANs, 1/30/1997                                                         1,725,244
              --------------------------------------------------------------------------------------
   2,514,160  Stoughton, MA, 3.75% BANs, 3/7/1997                                                          2,517,093
              --------------------------------------------------------------------------------------





MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------------------
$  1,148,837  Yarmouth, MA, 3.40% RANs, 3/4/1997                                                      $    1,149,287
              --------------------------------------------------------------------------------------  --------------
              Total                                                                                      166,758,979
              --------------------------------------------------------------------------------------  --------------
              PUERTO RICO--3.7%
              --------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Government Development Bank, 3.65% CP, Mandatory Tender 2/14/1997                5,000,000
              --------------------------------------------------------------------------------------
   1,500,000  Puerto Rico Industrial, Tourist, Education, Medical & Environmental Control Finance
              Authority, (Series 1994A), 3.80% CP (Inter American University of Puerto Rico)/(Banque
              Paribas, Paris LOC), Mandatory Tender 12/9/1996                                              1,500,000
              --------------------------------------------------------------------------------------  --------------
              Total                                                                                        6,500,000
              --------------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(c)                                                $  173,258,979
              --------------------------------------------------------------------------------------  --------------





(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poors Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

     At October 31, 1996, the portfolio securities were rated as follows:

     TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)



 FIRST TIER       SECOND TIER
      97.2%             2.8%





(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $8,465,000 which represents 4.85% of net assets.

(c)  Also represents cost for federal tax purposes.

MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets ($174,406,321) at
      October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
GANs--Grant Anticipation Notes
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority
INS--Insured
INV--Investment Agreement
LIQ--Liquidity Agreement



LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PLC--Public Limited Company
RANs--Revenue Anticipation Notes
SA--Support Agreement
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------



ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                            $  173,258,979
------------------------------------------------------------------------------------------------------
Cash                                                                                                           238,291
------------------------------------------------------------------------------------------------------
Income receivable                                                                                            1,159,659
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                       3,665
------------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                          174,660,594
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 $    5,151
------------------------------------------------------------------------------------------
Income distribution payable                                                                    184,990
------------------------------------------------------------------------------------------
Payable to transfer agent                                                                       23,413
------------------------------------------------------------------------------------------
Accrued expenses                                                                                40,719
------------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                         254,273
------------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 174,406,321 shares outstanding                                                           $  174,406,321
------------------------------------------------------------------------------------------------------  --------------



NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS Per Share:
------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------------------------------
$119,738,845 / 119,738,845 shares outstanding                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------
1784 FUNDS SHARES:
------------------------------------------------------------------------------------------------------
$54,667,476 / 54,667,476 shares outstanding                                                                      $1.00
------------------------------------------------------------------------------------------------------  --------------





(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------



INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Interest                                                                                                  $  6,129,748
--------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $    856,487
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        155,108
------------------------------------------------------------------------------------------
Custodian fees                                                                                    26,446
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          60,024
------------------------------------------------------------------------------------------
Sub-transfer agent fees--1784 Funds Shares                                                        13,090
------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          2,603
------------------------------------------------------------------------------------------
Auditing fees                                                                                     13,561
------------------------------------------------------------------------------------------
Legal fees                                                                                         4,491
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         59,116
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                           299,707
------------------------------------------------------------------------------------------



Shareholder services fee--1784 Funds Shares                                                      128,514
------------------------------------------------------------------------------------------
Share registration costs                                                                          42,821
------------------------------------------------------------------------------------------
Printing and postage                                                                              20,600
------------------------------------------------------------------------------------------
Insurance premiums                                                                                 4,302
------------------------------------------------------------------------------------------
Miscellaneous                                                                                      1,899
------------------------------------------------------------------------------------------  ------------
     Total expenses                                                                            1,688,769
------------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------
     Waiver of investment advisory fee                                         $  (297,835)
-----------------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Service Shares             (299,707)
-----------------------------------------------------------------------------
     Waiver of shareholder services fee--1784 Funds Shares                        (128,514)
-----------------------------------------------------------------------------  -----------
       Total waivers                                                                            (726,056)
------------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                         962,713
--------------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      $  5,167,035
--------------------------------------------------------------------------------------------------------  ------------





(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                         YEAR ENDED OCTOBER 31,
                                                                                         1996             1995
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income                                                               $     5,167,035  $     4,506,984
----------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------------
  Institutional Service Shares                                                           (3,622,277)      (3,066,535)
----------------------------------------------------------------------------------
  1784 Funds Shares                                                                      (1,544,758)      (1,440,449)
----------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from distributions to
     shareholders                                                                        (5,167,035)      (4,506,984)
----------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                            533,103,977      371,068,422
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                  2,757,964        2,255,146



----------------------------------------------------------------------------------
Cost of shares redeemed                                                                (507,663,326)    (359,040,754)
----------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                              28,198,615       14,282,814
----------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                           28,198,615       14,282,814
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                     146,207,706      131,924,892
----------------------------------------------------------------------------------  ---------------  ---------------
End of period                                                                       $   174,406,321  $   146,207,706
----------------------------------------------------------------------------------  ---------------  ---------------





(See Notes which are an integral part of the Financial Statements)
MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of sixteen portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and 1784 Funds Shares (formerly BayFunds Shares). The investment objective of the Fund is current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria




MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
     established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

    Additional information on each restricted security held at October 31, 1996 is as follows:



                       SECURITY                            ACQUISITION DATE      ACQUISITION COST
Clipper, MA Tax Exempt Trust Weekly VRDNs                        5/15/95           $  5,000,000
Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly
  VRDNs                                                          6/30/95           $  3,465,000





     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            489,456,450     337,436,671
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       1,214,590         814,368
----------------------------------------------------------------------------------
Shares redeemed                                                                       (470,559,983)   (328,636,637)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     Institutional Service Share transactions                                           20,111,057       9,614,402
----------------------------------------------------------------------------------  --------------  --------------





MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
1784 FUNDS SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             43,647,527      33,631,751
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                        1,543,374       1,440,778
----------------------------------------------------------------------------------
Shares redeemed                                                                        (37,103,343)    (30,404,117)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     1784 Funds Share transactions                                                       8,087,558       4,668,412
----------------------------------------------------------------------------------  --------------  --------------
          Net change resulting from share transactions                                  28,198,615      14,282,814
----------------------------------------------------------------------------------  --------------  --------------





At October 31, 1996, capital paid-in aggregated $174,406,321.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Fund will pay BayBank Systems, Inc., up to 0.25% of average daily net assets of 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and BayBank Systems, Inc. may voluntarily choose to waive any portion of their fees. FSS and BayBank Systems, Inc. can modify or terminate these voluntary waivers at any time at their sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $198,450,000 and $196,600,000, respectively.

     GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.



(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 45.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.2% of total investments.

(6) SUBSEQUENT EVENT

Effective November 25, 1996, BayFunds Shares were renamed 1784 Funds Shares.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Massachusetts Municipal Cash Trust):


We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP




Pittsburgh, Pennsylvania
December 13, 1996

ADDRESSES
--------------------------------------------------------------------------------



Massachusetts Municipal Cash Trust
                    Institutional Service Shares                                       Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                                         Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    Federated Management                                               Federated Investors Tower
                                                                                       Pittsburgh, PA 15222-3779
-----------------------------------------------------------------------------------------------------------------------

Custodian
                    State Street Bank and Trust Company                                P.O. Box 8600
                                                                                       Boston, MA 02266-8600
-----------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Shareholder Services Company                             P.O. Box 8600
                                                                                       Boston, MA 02266-8600

-----------------------------------------------------------------------------------------------------------------------



Independent Public Accountants
                    Arthur Andersen LLP                                                2100 One PPG Place
                                                                                       Pittsburgh, PA 15222
-----------------------------------------------------------------------------------------------------------------------





                                        MASSACHUSETTS MUNICIPAL
                                        CASH TRUST


                                        INSTITUTIONAL SERVICE SHARES


                                        PROSPECTUS
                                        A Portfolio of Federated
                                        Municipal Trust, an Open-End Management
                                        Investment Company



                                        Prospectus dated December 31, 1996



[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.




       Cusip 314229303
       0032603A-ISS (12/96)


                      MASSACHUSETTS MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Institutional Service Shares of Massachusetts Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

LOGO
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229303
0032603B-ISS (12/96)






INVESTMENT POLICIES                            1

 Acceptable Investments                        1
 Participation Interests                       1
 Municipal Leases                              1
 Ratings                                       1
 When-Issued and Delayed Delivery Transactions 1
 Repurchase Agreements                         2
 Credit Enhancement                            2
MASSACHUSETTS INVESTMENT RISKS                 2

INVESTMENT LIMITATIONS                         3

 Selling Short and Buying on Margin            3
 Issuing Senior Securities and Borrowing Money 3
 Pledging Assets                               3
 Lending Cash or Securities                    3
 Investing in Commodities                      3
FEDERATED MUNICIPAL TRUST MANAGEMENT           5

 Share Ownership                               8
 Trustees Compensation                         9
 Trustee Liability                             9
INVESTMENT ADVISORY SERVICES                  10

 Investment Adviser                           10
 Advisory Fees                                10
BROKERAGE TRANSACTIONS                        10



OTHER SERVICES                                10

 Fund Administration                          10
 Custodian and Portfolio Accountant           11
 Transfer Agent                               11
 Independent Public Accountants               11
SHAREHOLDER SERVICES                          11

DETERMINING NET ASSET VALUE                   11

REDEMPTION IN KIND                            12

MASSACHUSETTS PARTNERSHIP LAW                 12

THE FUND'S TAX STATUS                         12

PERFORMANCE INFORMATION                       12

 Yield                                        12
 Effective Yield                              12
 Tax-Equivalent Yield                         13
 Tax-Equivalency Table                        13
 Total Return                                 14
 Performance Comparisons                      14
 Economic and Market Information              14
ABOUT FEDERATED INVESTORS                     14

 Mutual Fund Market                           15
 Institutional Clients                        15
 Trust Organizations                          15
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                15



APPENDIX                                      16





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.



(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

MASSACHUSETTS INVESTMENT RISKS





The Fund invests in obligations of Massachusetts issuers which results in the Fund's performance being subject to risks associated with the overall economic conditions present within Massachusetts (the "Commonwealth"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements relating to securities that have been offered by Massachusetts issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.
The Commonwealth has a diverse economy with manufacturing, education, health care, computers and financial services all being significant contributors. Massachusetts is generally considered the leader in research and development within the biotechnology, software and robotics industries as well as having many highly prestigious universities. In addition to a highly skilled and educated workforce, the Commonwealth has one of the higher average per capita incomes in this country.
Beginning in the late 1980's, economic growth in the New England region and Massachusetts, in particular, slowed and showed pronounced deterioration in the construction, real estate, financial and manufacturing sectors. Between 1988 and 1992, there were extensive job losses that resulted in a 10% reduction in the work force. Also, over the same period, property values in the region experienced a similar decline. More recently, the Massachusetts economy has experienced a slight recovery, however, at a slower pace than the nation and there are signs that this recovery may be slowing. In addition, after years of above average property value growth, property values have decreased an estimated 6% over the same period.
The two major revenue sources available to cities and towns in Massachusetts are local property taxes and local aid from the Commonwealth.



Property taxes are subject to limitations imposed by a state-wide initiative approved by the voters in November, 1980 (commonly known as Proposition 2-1/2), which limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full valuation of the real estate and personal property therein or (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from new construction. In recent years the decrease in property values due to the recession and the limitations of tax levy growth imposed by Proposition 2-1/2 have resulted in budget constraints for many cities and towns.
The overall financial condition of the Commonwealth can also be illustrated by the changes of its debt ratings. During the period in which the Commonwealth has experienced its financial difficulties beginning in 1988, its general obligation long-term debt ratings as determined by Moody's and S & P's decreased from Aa and AA+ to Baa and BBB respectively. Since then the Commonwealth has had its debt ratings raised by the two rating agencies to A1 and A+ by Moody's and S&P, respectively, reflecting improved fiscal performance.


The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.




INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Massachusetts Municipal Securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or Declaration of Trust.



INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.





DIVERSIFICATION OF INVESTMENTS
     With regard to at least 50% of its total assets, no more than 5% of its total assets are to be invested in the securities of a single issuer, and no more than 25% of its total assets are to be invested in the securities of a single issuer at the close of each quarter of each fiscal year.
     Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental issuer are considered to be issued solely by that issuer. If, in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN ILLIQUID SECURITIES




     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
     The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated



Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist,



Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee



Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh



Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President



President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




John W. McGonigle
Federated Investors Tower



Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management



Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus



Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the oustanding Institutional Service Shares of the Fund: State Street Bank and Trust Company, acting in various capacities for numerous accounts, owned approximately 55,042,437 shares (38.98%); and John & Co. owned approximately 17,474,106 shares (12.37%).As of the same date, the following shareholders of record owned 5% or more of the outstanding 1784 Funds Shares of Massachusetts Municipal Cash Trust:John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, owned approximately 53,216,829 shares (100%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and



Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611

                                        $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934

                                        $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and



Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, 1995, and 1994, the adviser earned $856,487, $686,918, and $643,293, respectively, of which $297,835, $276,299, and
$445,711, respectively, were waived.


BROKERAGE TRANSACTIONS





When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, 1995, and 1994, the Administrators earned $155,108, $155,000, and $195,483, respectively.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES


This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;



(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ended October 31, 1996, the Fund paid no shareholder service fees on behalf of Institutional Service Shares.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.



YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31, 1996, the yield for Institutional Service Shares was 3.00%.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended October 31, 1996, the effective yield for Institutional Service Shares was 3.04%.



TAX-EQUIVALENT YIELD




The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 51.60% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt. For the seven-day period ended October 31, 1996, the tax-equivalent yield for Institutional Service Shares was 6.20%.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                       TAXABLE YIELD EQUIVALENT FOR 1996

                     STATE OF MASSACHUSETTS

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%
    COMBINED FEDERAL
    AND STATE 27.00%  40.00%     43.00%      48.00%     51.60%


    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750



    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     2.05%    2.50%     2.63%      2.88%       3.10%
     2.00%     2.74%    3.33%     3.51%      3.85%       4.13%
     2.50%     3.42%    4.17%     4.39%      4.81%       5.17%
     3.00%     4.11%    5.00%     5.26%      5.77%       6.20%
     3.50%     4.79%    5.83%     6.14%      6.73%       7.23%
     4.00%     5.48%    6.67%     7.02%      7.69%       8.26%
     4.50%     6.16%    7.50%     7.89%      8.65%       9.30%
     5.00%     6.85%    8.33%     8.77%      9.62%      10.33%
     5.50%     7.53%    9.17%     9.65%     10.58%      11.36%
     6.00%     8.22%   10.00%    10.53%     11.54%      12.40%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.






TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one-year and five-year periods ended October 31, 1996 and for the period from May 18, 1990 (date of initial public investment) through ended October 31, 1996 were 3.07%, 2.68% and 3.20%, respectively.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund.

As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.




J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients'



portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)

     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.



F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.








1784 FUNDS
                               -----------------

                              MONEY MARKET FUNDS
                     1784 U.S. Treasury Money Market Fund
                         1784 Prime Money Market Fund
                        1784 Tax-Free Money Market Fund
              1784 Institutional U.S. Treasury Money Market Fund

                                  BOND FUNDS
                 1784 U.S. Government Medium-Term Income Fund
                          1784 Short-Term Income Fund
                               1784 Income Fund

                            TAX-EXEMPT INCOME FUNDS
                    1784 Tax-Exempt Medium-Term Income Fund
                    1784 Connecticut Tax-Exempt Income Fund
                      1784 Florida Tax-Exempt Income Fund
                   1784 Massachusetts Tax-Exempt Income Fund
                   1784 Rhode Island Tax-Exempt Income Fund

                                  STOCK FUNDS
                          1784 Asset Allocation Fund
                          1784 Growth and Income Fund
                               1784 Growth Fund
                        1784 International Equity Fund


                             For more information,
                             call 1-800-252-1784.
                                    [LOGO]
                         SOUND CHOICES, STRAIGHT TALK,
                        INVESTMENT MANAGEMENT STRENGTH.


FEDERATED SECURITEIS CORP.
----------------------------
Distributor

December 31, 1996
Cusip 314229835
G00507-01 (12/96)     BKB F-040-01 REV 12/96





                                 MASSACHUSETTS
                                   MUNICIPAL
                                  CASH TRUST
                               1784 Funds Shares

                                    [LOGO]

                                --------------
                                  PROSPECTUS
                                --------------
                               OCTOBER 31, 1996


MASSACHUSETTS MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
1784 FUNDS SHARES
(FORMERLY, BAYFUNDS SHARES)

PROSPECTUS


The 1784 Funds Shares of Massachusetts Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a investment portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Massachusetts municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Massachusetts or its political subdivisions and financing authorities, but which are exempt from the federal regular income tax and Massachusetts state income tax. Shareholders can invest, reinvest, or redeem 1784 Funds Shares at any time with no sales loads or contingent deferred sales charges imposed by the Fund. Shareholders have access to other portfolios in The 1784 Funds.



THE 1784 FUNDS SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF THE FIRST NATIONAL BANK OF BOSTON (BANK OF BOSTON) OR ITS AFFILIATES OR SUBSIDIARIES, ARE NOT ENDORSED OR GUARANTEED BY THE FIRST NATIONAL BANK OF BOSTON (BANK OF BOSTON) OR ITS AFFILIATES OR SUBSIDIARIES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTING IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.



This prospectus contains the information you should read and know before you invest in 1784 Funds Shares. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information for 1784 Funds Shares dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Informationor a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-252-1784. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed at the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996





-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                               TABLE OF CONTENTS
Summary of Fund Expenses...................................................... 1

Financial Highlights--1784 Funds Shares....................................... 2

General Information........................................................... 3

Investment Information........................................................ 4
  Investment Objective and Policies........................................... 4
  Acceptable Investments...................................................... 4
  Massachusetts Municipal Securities.......................................... 6
  Massachusetts Investment Risks.............................................. 6
  Investment Limitations...................................................... 7

Shareholder Manual............................................................ 8
  Pricing of Shares........................................................... 8
  How to Buy Shares........................................................... 8
  Automatic Investment Program................................................ 9
  How to Exchange Shares......................................................10
  How to Redeem Shares........................................................11

Additional Information You Should Know........................................13
  Tax Information.............................................................13
  Performance Information.....................................................14
  Tax-Equivalency Table.......................................................15
  Management, Distribution and
     Administration...........................................................15
  Investment Adviser..........................................................16
  Distribution................................................................17
  Administration..............................................................17
  Other Classes of Shares.....................................................18

Financial Highlights--Institutional Service
  Shares......................................................................19

Financial Statements..........................................................20

Report of Independent Public Accountants......................................32

Addresses......................................................Inside Back Cover




-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                       MASSACHUSETTS MUNICIPAL CASH TRUST

                                                         1784 FUNDS SHARES
                                                    (FORMERLY, BAYFUNDS SHARES)
                                                 SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................       None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................................................       None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........................................       None
Exchange Fee.................................................................................................       None
                                                     ANNUAL OPERATING EXPENSES
                                              (As a percentage of average net assets)
Management Fee (after waiver) (1)............................................................................       0.33%
12b-1 Fee....................................................................................................       None
Total Other Expenses.........................................................................................       0.25%
     Shareholder Services Fee (after waiver) (2)..................................................       0.00%
          Total Operating Expenses (3).......................................................................       0.58%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%

 (2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The Total Operating Expenses would have been 1.00% absent the voluntary waiver of a portion of the management fee and the voluntary waiver of the shareholder services fee.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of 1784 Funds Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                             1 year     3 years    5 years   10 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time
period...........................................................................     $6         $19        $32     $73


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    FINANCIAL HIGHLIGHTS--1784 FUNDS SHARES
                          (FORMERLY, BAYFUNDS SHARES)
                       MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 32.

                                                                                        YEAR ENDED OCTOBER 31,
                                                                               1996       1995       1994       1993(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $    1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------
  Net investment income                                                           0.03       0.03       0.02        0.01
LESS DISTRIBUTIONS
---------------------------------------------------------------------------
  Distributions from net investment income                                       (0.03)     (0.03)     (0.02)     0.01)
---------------------------------------------------------------------------  ---------  ---------  ---------  ----------
NET ASSET VALUE, END OF PERIOD                                               $    1.00  $    1.00  $    1.00   $    1.00
---------------------------------------------------------------------------  ---------  ---------  ---------  ----------
TOTAL RETURN (b)                                                                  3.05%      3.30%      2.05%      1.25%
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
  Expenses                                                                        0.58%      0.60%      0.64%     0.65%*
---------------------------------------------------------------------------
  Net investment income                                                           3.01%      3.25%      2.09%     1.85%*
---------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.42%      0.45%      0.35%     0.43%*
---------------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                       $54,667    $46,580    $41,912    $18,143
---------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from March 8, 1993 (date of initial public investment) to October 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                              GENERAL INFORMATION

As a shareholder of the 1784 Funds Shares class (the "Shares") of the Fund, you have access to all of the portfolios of The 1784 Funds, an open-end, management investment company. The 1784 Funds consists of fifteen separate, professionally managed investment portfolios with distinct investment objectives and policies.



As of the date of this prospectus, 1784 Funds offers shares in fifteen portfolios:


MONEY MARKET FUNDS


1784 U.S. TREASURY MONEY MARKET FUND; 1784 PRIME MONEY MARKET FUND; and 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND seek to preserve principal value and maintain a high degree of liquidity while providing current income.


1784 TAX-FREE MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax.



These MONEY MARKET FUNDS are designed for conservative investors who want liquidity, current income at money market rates and stability of principal.


BOND FUNDS


1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND seeks to provide current income consistent with preservation of capital.



1784 SHORT-TERM INCOME FUND; and 1784 INCOME FUND seek to maximize current income. Preservation of capital is a secondary objective.



These BOND FUNDS are designed for investors seeking current income.


TAX-EXEMPT FUNDS



1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND seeks to provide current income, exempt from federal income tax, consistent with preservation of capital.



1784 CONNECTICUT TAX-EXEMPT INCOME FUND seeks to provide current income exempt from both federal and Connecticut personal income tax. Preservation of capital is a secondary objective.



1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND seeks to provide current income exempt from both federal and Massachusetts personal income tax consistent with preservation of capital.



1784 RHODE ISLAND TAX-EXEMPT INCOME FUND seeks to provide current income exempt from federal income tax, Rhode Island personal income tax and Rhode Island business corporation tax. Preservation of capital is a secondary objective.



These TAX-EXEMPT FUNDS are designed for investors seeking income that is exempt from federal income tax, and who are seeking exemption from certain state taxes in Connecticut, Massachusetts and Rhode Island.



STOCK FUNDS



1784 ASSET ALLOCATION FUND seeks to achieve a favorable rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.



1784 GROWTH AND INCOME FUND seeks to provide long-term growth of capital with a secondary objective of income.



1784 GROWTH FUND seeks to provide capital appreciation. Dividend income, if any, is incidental to this objective.



1784 INTERNATIONAL EQUITY FUND seeks to provide long-term growth of capital. Dividend income, if any, is incidental to this objective.



These STOCK FUNDS are designed for long-term investors seeking high long-term returns who can tolerate changes in the value of their investments.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                             INVESTMENT INFORMATION


INVESTMENT OBJECTIVE AND POLICIES


The investment objective of the Fund is to provide current income which is exempt from federal regular income tax, and Massachusetts state income tax consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


Interest income of the Fund that is exempt from the income taxes described above retains its tax-free status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Massachusetts.


The Fund pursues its investment objective by investing primarily in a portfolio of Massachusetts municipal securities with remaining maturities of 13 months or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Massachusetts state income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.


ACCEPTABLE INVESTMENTS


The Fund invests primarily in debt obligations issued by or on behalf of Massachusetts and its political subdivisions and financing authorities, and obligations of other states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Massachusetts state income tax ("Massachusetts Municipal Securities").


Examples of Massachusetts municipal securities include, but are not limited to:

 tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

 bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

 municipal commercial paper and other short-term notes;

 variable rate demand notes;

 municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

 participation, trust and partnership interests in any of the foregoing obligations.

                           VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

                            PARTICIPATION INTERESTS


The Fund may purchase interests in Massachusetts Municipal Securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Massachusetts Municipal Securities.


                                MUNICIPAL LEASES


Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest on any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.


                               CREDIT ENHANCEMENT


Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


                                DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS


The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                             TEMPORARY INVESTMENTS


From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institution having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).



Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Massachusetts Municipal Securities is subject to the federal alternative minimum tax.


MASSACHUSETTS MUNICIPAL SECURITIES

Massachusetts Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Massachusetts Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Massachusetts Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

MASSACHUSETTS INVESTMENT RISKS

Yields on Massachusetts Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Massachusetts Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due.

In addition, from time to time, the supply of Massachusetts Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Massachusetts Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Massachusetts Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Massachusetts Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Massachusetts Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS


The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of total assets to secure such borrowings. The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933. These investment limitations cannot be changed without shareholder approval. The following limitation may be changed without shareholder approval. The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                               SHAREHOLDER MANUAL

PRICING OF SHARES

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to shares from the value of Fund assets attributable to shares, and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per Share.


The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

The Fund offers Shares only on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business ("Business Days"). If BayBank Systems, Inc. (the "Shareholder Servicing Agent") receives your purchase order on a non-Business Day, the order will not be executed until the next Business Day in accordance with the Distributor's procedures. The Fund and the Distributor reserve the right to reject any purchase request.
HOW TO BUY SHARES

                               MINIMUM INVESTMENT

You can become a shareholder with an initial investment of $1,000. You must submit a completed application at the time of your initial purchase. Subsequent investments must be in amounts of at least $250, or if you participate in the automatic investment program, the minimum for additional Share purchases is $50. The Fund may waive any investment minimums from time to time. In addition, the Fund may reduce or waive investment minimums for investors purchasing through qualified BayBanks/
Bank of Boston accounts.



If your purchase order is received in good order and accepted by the Fund from Federated Shareholder Services Company (the "Transfer Agent") by 1:00 p.m. (Eastern time) on a Business Day, it will be executed at the net asset value next determined and your Shares will begin earning dividends that day. The Transfer Agent will not communicate your purchase order to the Fund until the Shareholder Servicing Agent has received the purchase price in federal funds or other immediately available funds. If your purchase order is received in good order and accepted by the Fund from the Transfer Agent after 1:00 p.m. (Eastern time), and prior to 4:00 p.m. (Eastern time), it will be executed at the net asset value next determined and Shares will begin earning dividends the next Business Day. When you purchase Shares by check, the order is considered received when the check is converted into federal funds, normally within two Business Days.


The Shareholder Servicing Agent is responsible for the prompt transmission of purchase orders received in good order to the Transfer Agent.

                                    BY PHONE


Once you are a shareholder, you may purchase additional Shares by calling 1-800-252-1784.



You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-252-1784 to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

The establishment of certain types of deposit account relationships with BayBanks/Bank of Boston may permit the direct deduction of your purchase price from your BayBanks/Bank of Boston deposit account. Please call 1-800-252-1784 to determine whether your BayBanks/Bank of Boston deposit account qualifies.


For the protection of investors, all phone communications may be recorded where not otherwise prohibited by law.
                                    BY MAIL

If you make your initial Share purchase by mail, you must send a completed application, and a check payable to the Fund, to:


1784 Funds
P.O. Box 8524
Boston, MA 02266-8524



You may obtain an application by calling 1-800-252-1784.



You may make subsequent investments in the Fund at any time by sending a check for a minimum of $250 payable to the Fund at the following address:


1784 Funds
P.O. Box 8524
Boston, MA 02266-8524



along with either (a) the detachable form that regularly accompanies confirmation of a prior transaction, (b) a subsequent investment form that may be enclosed in the Fund mailing or can be obtained by calling 1-800-252-1784, or
(c) a letter stating the amount of the investment, the name of the Fund, the exact name and address of the account, and your account number.


If the check does not clear, your purchase order will be cancelled.

                                    BY WIRE


Purchases may also be made by wiring money from your bank account to your Fund account. Call 1-800-252-1784 to receive wiring instructions.


Shares cannot be purchased by wire on days on which the New York Stock Exchange and the Federal Reserve Wire System are not open for business and on the following holidays: Martin Luther King Day, Columbus Day, or Veterans' Day.


                            THROUGH BAYBANKS/BANK OF
                                 BOSTON OFFICES



You may place an order to purchase Shares in person through designated BayBanks/Bank of Boston offices.



Purchase orders placed through BayBanks/Bank of Boston offices typically would be received by the Transfer Agent within two Business Days. If you want more prompt processing, you should consider another method, such as by phone as described above.


AUTOMATIC INVESTMENT PROGRAM


When you participate in the automatic investment program, you can purchase additional Shares in minimum amounts of $50. You must previously have authorized in writing the total dollar amount to be deducted automatically from eligible BayBanks/Bank of Boston deposit accounts or your deposit account maintained at a domestic financial institution which is an automated clearing house member, and the frequency of the deductions. The funds will be invested in Shares at the net asset value next determined. The Fund may reduce or waive the investment minimums for investors purchasing through qualified BayBanks/Bank of Boston accounts.

HOW TO EXCHANGE SHARES


1784 Funds consist of: 1784 U.S. Treasury Money Market Fund, 1784 Prime Money Market Fund, 1784 Institutional U.S. Treasury Money Market Fund, 1784 Tax-Free Money Market Fund, 1784 Government Medium-Term Income Fund, 1784 Short-Term Income Fund, 1784 Income Fund, 1784 Tax-Exempt Medium Term Income Fund, 1784 Connecticut Tax-Exempt Income Fund, 1784 Massachusetts Tax-Exempt Income Fund, 1784 Rhode Island Tax-Exempt Income Fund, 1784 Asset Allocation Fund, 1784 Growth and Income Fund, 1784 Growth Fund, and 1784 International Equity Fund.



You may redeem Shares and purchase shares of any other of the 1784 Funds ("Participating Funds") in which you have an account. The minimum initial investment to establish an account in any other Participating Fund is $1,000 ($100,000 for 1784 Institutional U.S. Treasury Money Market Fund). 1784 Funds do not charge any fees for these transactions.



Shares will be redeemed at the net asset value next determined after the Transfer Agent receives the redemption request and Shares of the Participating Fund to be acquired will be purchased at the net asset value per share next determined after receipt of the redemption proceeds by the Transfer Agent for the acquired fund on a Business Day.



If you do not have an account in the Participating Fund whose shares you want to acquire, you must establish an account. Prior to any such transaction, you must receive a copy of the current prospectus of the Participating Fund into which a purchase is to be effected. This account will be registered in the same name and you will receive your dividends and distributions as an automatic reinvestment in additional shares. If the new account registration (name, address, and taxpayer identification number) is not identical to your existing account, please call 1-800-252-1784 for the necessary new account or transfer procedures.



You may find this privilege useful if your investment objectives or market outlook should change after you invest in the Fund or in any of the Participating Funds. You may obtain further information on this privilege and obtain a prospectus by calling 1-800-252-1784.


The exchange privilege is available to shareholders resident in any state in which Participating Funds' shares being acquired may be sold.


1784 Funds reserves the right to terminate this privilege at any time. Shareholders will be notified if this privilege is terminated.


Depending on the circumstances, an exchange with a fluctuating net asset value Participating Fund may generate a short-term or long-term capital gain or loss for federal income tax purposes.

                                    BY PHONE


You may provide instructions to redeem Shares and purchase shares of any Participating Funds by calling 1-800-252-1784.



You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-252-1784 to receive the necessary form and information on this Fund feature. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.


                                    BY MAIL
You may send a written request to redeem Shares and purchase shares of any Participating Funds to:


1784 Funds
P.O. Box 8524
Boston, MA 02266-8524

Your written request must include your name and tax identification number; the name of the Fund, the dollar amount or number of Shares to be redeemed; the name of the Participating Fund in which shares are to be purchased; and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.


                            THROUGH BAYBANKS/BANK OF
                                 BOSTON OFFICES



You may place an order to redeem Shares and purchase shares of any Participating Funds in person through designated BayBanks/Bank of Boston offices.



Orders received through designated BayBanks/ Bank of Boston offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as exchanging shares by phone as described above.


HOW TO REDEEM SHARES

The Fund redeems Shares at the net asset value next determined after the Fund has received your redemption request from the Transfer Agent in proper form. Redemption requests can be executed only on Business Days. If your redemption request is received by the Shareholder Servicing Agent on a non-Business Day, the Transfer Agent will not communicate your redemption request to the Fund until the next Business Day.


Redemption proceeds may be credited to an eligible BayBanks/Bank of Boston deposit account, paid by check, or paid by wire, as you previously designated in writing. The Fund ordinarily will make payment for Shares redeemed after proper receipt from the Transfer Agent of the redemption request and of all documents in proper form within one Business Day to an eligible BayBanks/Bank of Boston deposit account, within five Business Days if you requested redemption proceeds by check, or the same day by wire if the Fund receives your redemption request from the Transfer Agent by 12:00 noon (Eastern time) on the day of redemption. There is a fee for each wire and your bank may charge an additional fee to receive the wire. Shares redeemed and wired the same day will not receive the dividend declared on the day of redemption.


                              SIGNATURE GUARANTEES


If you request a redemption for an amount in excess of $25,000 (no limitation if the proceeds are being credited to your BayBanks/Bank of Boston deposit account), a redemption of any amount to be sent to an address other than your address of record with the Fund, the transfer of the registration of Shares, or a redemption of any amount payable to someone other than yourself as the shareholder of record, your signature must be guaranteed on a written redemption request by a trust company or insured commercial bank; an insured savings association or savings bank; a member firm of a national or regional stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. At the Fund's discretion, signature guarantees may also be required for other redemptions. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund does not accept signatures guaranteed by a notary public. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice. If you have a question about the proper form for redemption requests, call 1-800-252-1784.

                                    BY PHONE


You may redeem Shares by calling 1-800-252-1784.



You must have previously authorized the Fund in writing to accept telephone requests. If you have not done so, call 1-800-252-1784 to receive the necessary form.


In the event of drastic economic or market changes, you may experience difficulty in redeeming by telephone. If this occurs, you should consider another method of redemption, such as by mail or by wire. See below. The Fund uses reasonable procedures (including a shareholder identity test and sending a written confirmation of each telephone transaction) to confirm that instructions given by telephone are genuine. However, the Fund is not responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund reasonably believed that the instructions were genuine.

                                    BY MAIL

You may redeem Shares by submitting a written request for redemption to:


1784 Funds
P.O. Box 8524
Boston, MA 02266-8524


Your written request must include your name and tax identification number, the Fund's name, the dollar amount or number of Shares to be redeemed, and your account number. Your request must be signed by the registered owner(s) exactly as required by the account application.

                                    BY WIRE


You may redeem Shares by wire by calling
1-800-252-1784. Redemption proceeds will be wired directly to the domestic commercial bank and account you previously designated in writing. You are charged a fee for each wire redemption and the fee is deducted from your redemption proceeds.


The Fund reserves the right to wire redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund. The Fund also reserves the right to terminate or modify the telephone and wire redemption procedures at any time. In that event, shareholders would be promptly notified. Neither the Fund, the Transfer Agent, the Sub-Transfer Agent, nor the Shareholder Servicing Agent will be responsible for the authenticity of redemption instructions received by phone.


                            THROUGH BAYBANKS/BANK OF
                                 BOSTON OFFICES



You may place an order to redeem Shares in person through designated BayBanks/Bank of Boston offices.



Redemption orders received through designated BayBanks/Bank of Boston offices typically would be received by the Transfer Agent within two Business Days. For more prompt processing, you should consider another method, such as by phone as described above.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           ADDITIONAL INFORMATION YOU
                                  SHOULD KNOW

                                MINIMUM BALANCE

Due to the high cost of maintaining accounts with low balances, the Fund may redeem your Shares and send you the proceeds if, due to shareholder redemptions your account balance falls below a minimum value of $1,000. However, before Shares are redeemed to close an account, the shareholder will be notified in writing and given 60 days to purchase additional Shares to meet the minimum balance requirement. The Fund reserves the right to amend this standard upon 60 days' prior written notice to shareholders. The Fund also reserves the right to redeem Shares involuntarily or make payment for redemptions in the form of securities if it appears appropriate to do so in light of the Fund's responsibilities under the Investment Company Act of 1940.

                          CONFIRMATIONS AND STATEMENTS

Confirmations of each purchase, exchange or redemption are sent to each shareholder. Monthly statements are sent to report transactions as well as dividends paid during the month. The Fund may suspend or terminate its practice of confirming each transaction at any time without notice.

                          DIVIDENDS AND DISTRIBUTIONS

Dividends from the Fund's net investment income are declared daily to shareholders of record immediately following the 1:00 p.m. (Eastern time) pricing of Shares. Dividends are paid monthly within five Business Days after the end of such calendar month. The Fund does not expect to realize any net long-term capital gains. However, if any such gains are realized, they will be distributed to shareholders at least annually.

You will receive your dividends and your distributions as an automatic reinvestment in additional Shares at the net asset value next determined on the payment dates.

TAX INFORMATION

                               FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.


                              MASSACHUSETTS TAXES



Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest or gain on obligations issued by the Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.


Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

                          OTHER STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Massachusetts. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, in advertisements or in reports to shareholders, the performance, total return and yield of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to relevant money market indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

National financial publications in which performance and yield data are reported may include The Wall Street Journal, The New York Times, Forbes, or Money magazine. Publications of a local or regional nature, such as The Boston Globe or The Boston Herald, may also be used in comparing the performance, total return and yield of the Fund.

                                     YIELD

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on the investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield but, when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                              TAX-EQUIVALENT YIELD

The tax-equivalent yield for the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.6% federal tax rate and the 12% regular personal income tax rate imposed by Massachusetts and assuming that income earned by the Fund is 100% tax-exempt on a regular federal, state, and local basis.


For the seven day periods ended October 31, 1996, and November 30, 1996, the tax-equivalent yields for 1784 Funds Shares were 6.16% and 6.16%, respectively


                                  TOTAL RETURN

Total return represents the change, over a specified period of time, in the value of an investment in the Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


Yield, effective yield, tax-equivalent yield and total return will be calculated separately for 1784 Funds Shares and Institutional Service Shares.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax*, and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                     TAXABLE YIELD EQUIVALENT FOR 1996
                           STATE OF MASSACHUSETTS
----------------------------------------------------------------------------
TAX
BRACKET:
FEDERAL         15.00%     28.00%     31.00%     36.00%     39.60%

COMBINED
FEDERAL
AND
STATE           27.00%     40.00%     43.00%     48.00%     51.60%

----------------------------------------------------------------------------
JOINT              $1- $  40,101- $  96,901- $ 147,701-      Over
RETURN:        40,100     96,900    147,700    263,750  $ 263,750
SINGLE             $1- $  24,001- $  58,151- $ 121,301-      Over
RETURN:        24,000     58,150    121,300    263,750  $ 263,750
----------------------------------------------------------------------------
TAX-                               TAXABLE
EXEMPT                              YIELD
YIELD                            EQUIVALENT
----------------------------------------------------------------------------
  1.50%          2.05%      2.50%      2.63%      2.88%      3.10%
  2.00           2.74       3.33       3.51       3.85       4.13
  2.50           3.42       4.17       4.39       4.81       5.17
  3.00           4.11       5.00       5.26       5.77       6.20
  3.50           4.79       5.83       6.14       6.73       7.23
  4.00           5.48       6.67       7.02       7.69       8.26
  4.50           6.16       7.50       7.89       8.65       9.30
  5.00           6.85       8.33       8.77       9.62      10.33
  5.50           7.53       9.17       9.65      10.58      11.36
  6.00           8.22      10.00      10.53      11.54      12.40


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

MANAGEMENT, DISTRIBUTION AND ADMINISTRATION


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares, 1784 Funds Shares and Institutional Service Shares. This prospectus relates only to 1784 Funds Shares of the Fund which are designed primarily for individuals, partnerships and corporations who seek a convenient means of accumulating an interest in a professionally managed portfolio limited to short-term Massachusetts municipal securities. The Fund is not likely to be a suitable investment for non-Massachusetts taxpayers or retirement plans since it intends to invest primarily in Massachusetts municipal securities.


                                 VOTING RIGHTS

Each Share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. As of December 2, 1996, John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, was the owner of record of 100% of the 1784 Funds shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.



The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.


The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. An Executive Committee handles the Trustees' responsibilities between meetings of the Trustees.

INVESTMENT ADVISER


Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments.


                                 ADVISORY FEES


The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


                              ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.



Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States.


Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION


Federated Securities Corp. is the principal distributor (the "Distributor") for the Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

                       SHAREHOLDER SERVICING ARRANGEMENTS

The Distributor may pay financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide certain services to shareholders. These services may include, but are not limited to, distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of shares. Any fees paid for these services by the Distributor will be reimbursed by the Adviser and not the Fund.
The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the administrative services.

ADMINISTRATION

                            ADMINISTRATIVE SERVICES


Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

        MAXIMUM                AVERAGE AGGREGATE
  ADMINISTRATIVE FEE           DAILY NET ASSETS
          .15%           on the first $250 million
         .125%           on the next $250 million
          .10%           on the next $250 million
         .075%           on assets in excess of
                         $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                          SHAREHOLDER SERVICING AGENT


BayBank Systems, Inc., Waltham, Massachusetts, is the shareholder servicing agent for 1784 Funds Shares. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be equal to .25% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time.


OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold to accounts for which financial institutions act in an agency capacity. Investments in Institutional Service Shares are subject to a minimum initial investment of $25,000. Institutional Service Shares are sold at net asset value.


Instututional Service Shares and 1784 Funds Shares are subject to certain of the same expenses. Institutional Service Shares are distributed with no 12b-1 fees but are subject to shareholder services fees. Expense differences, however, between Institutional Service Shares and 1784 Funds Shares may affect the performance of each class.



To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

               FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
                       MASSACHUSETTS MUNICIPAL CASH TRUST

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 32.

                                                                              YEAR ENDED OCTOBER 31,
                                                     1996       1995       1994       1993       1992       1991 1990(a)
NET ASSET VALUE, BEGINNING OF PERIOD               $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $   1.00$ 1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                 0.03       0.03       0.02       0.02       0.03       0.05 0.03
-------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income             (0.03)     (0.03)     (0.02)     (0.02)     (0.03)   (0.05)(0.03)
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -  -----------
NET ASSET VALUE, END OF PERIOD                     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $ 1.00 $ 1.00
-------------------------------------------------  ---------  ---------  ---------  ---------  ---------  --------------
TOTAL RETURN (B)                                        3.07%      3.34%      2.14%      1.99%      2.87%   4.63%  2.59%
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                              0.55%      0.55%      0.55%      0.53%      0.34%   0.30% 0.17%*
-------------------------------------------------
  Net investment income                                 3.02%      3.30%      2.12%      1.97%      2.82%  4.48%  5.66%*
-------------------------------------------------
  Expense waiver/reimbursement (c)                      0.42%      0.45%      0.35%      0.43%      0.55% 0.69%  0.57%*
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)            $119,739    $99,628    $90,013   $84,524     $85,570 $81,681$63,483
-------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 18, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)




MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--99.3%
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--95.6%
              --------------------------------------------------------------------------------------
$  2,000,000  Attleboro, MA, 3.50% BANs, 2/6/1997                                                     $    2,000,513
              --------------------------------------------------------------------------------------
   2,000,000  Boston, MA Water & Sewer Commission, General Revenue Bonds
              (1994 Series A) Weekly VRDNs (State Street Bank and Trust Co. LOC)                           2,000,000
              --------------------------------------------------------------------------------------
   5,000,000 (b) Clipper, MA Tax Exempt Trust Weekly VRDNs (State Street Bank and Trust Co. LIQ)           5,000,000
              --------------------------------------------------------------------------------------
   3,465,000 (b) Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly VRDNs (State Street Bank and
              Trust Co. LIQ)                                                                               3,465,000
              --------------------------------------------------------------------------------------
   3,000,000  Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/ (Citibank NA, New York LIQ)          3,000,000
              --------------------------------------------------------------------------------------
   1,645,000  Commonwealth of Massachusetts, (Series B), 5.00% Bonds, 6/1/1997                             1,656,134
              --------------------------------------------------------------------------------------
   3,200,000  Framingham, MA IDA Weekly VRDNs (Perini Corp)/(Barclays Bank PLC, London LOC)                3,200,000
              --------------------------------------------------------------------------------------
   2,500,000  Gardner, MA, 4.00% BANs, 4/1/1997                                                            2,501,986
              --------------------------------------------------------------------------------------
   4,300,000  Hingham, MA, 3.75% BANs, 12/20/1996                                                          4,300,671
              --------------------------------------------------------------------------------------
   3,925,000  Mashpee, MA, 4.00% BANs, 2/7/1997                                                            3,929,061
              --------------------------------------------------------------------------------------
   8,200,000  Massachusetts Bay Transit Authority, (Series C), 3.55% CP (Westdeutsche Landesbank
              Girozentrale LOC), Mandatory Tender
              11/22/1996                                                                                   8,200,000
              --------------------------------------------------------------------------------------
     700,000  Massachusetts HEFA Weekly VRDNs (Harvard University)                                           700,000
              --------------------------------------------------------------------------------------
   6,800,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Brigham & Women's Hospital)/(Sanwa Bank
              Ltd, Osaka LOC)                                                                              6,800,000
              --------------------------------------------------------------------------------------
   2,200,000  Massachusetts HEFA, (Series A) Weekly VRDNs (Endicott College)/ (Baybank, Burlington,
              MA LOC)                                                                                      2,200,000
              --------------------------------------------------------------------------------------
   3,320,000  Massachusetts HEFA, (Series A) Weekly VRDNs (New England Home For Little
              Wanderers)/(First National Bank of Boston, MA LOC)                                           3,320,000
              --------------------------------------------------------------------------------------
   2,600,000  Massachusetts HEFA, (Series B) Weekly VRDNs (Clark University)/ (Sanwa Bank Ltd, Osaka
              LOC)                                                                                         2,600,000
              --------------------------------------------------------------------------------------
   2,300,000  Massachusetts HEFA, (Series E) Weekly VRDNs (Williams College, MA)                           2,300,000
              --------------------------------------------------------------------------------------


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------------------
$  7,200,000  Massachusetts HEFA, (Series F) Weekly VRDNs (Children's Hospital of Boston)             $    7,200,000
              --------------------------------------------------------------------------------------
   5,500,000  Massachusetts HEFA, (Series G) Weekly VRDNs (Massachusetts Institute of Technology)          5,500,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts HEFA, 3.65% CP (Harvard University), Mandatory Tender 1/8/1997                 5,000,000
              --------------------------------------------------------------------------------------
     500,000  Massachusetts IFA Weekly VRDNs (Berkshire, MA School)/(National Westminster Bank, PLC,
              London LOC)                                                                                    500,000
              --------------------------------------------------------------------------------------
   1,300,000  Massachusetts IFA Weekly VRDNs (Groton School)/(National Westminster Bank, PLC, London
              LOC)                                                                                         1,300,000
              --------------------------------------------------------------------------------------
   1,350,000  Massachusetts IFA Weekly VRDNs (Kendall Square Entity)/
              (State Street Bank and Trust Co. LOC)                                                        1,350,000
              --------------------------------------------------------------------------------------
   1,910,000  Massachusetts IFA, (1995 Series A) Weekly VRDNs (Bradford College Issue)/(First
              National Bank of Boston, MA LOC)                                                             1,910,000
              --------------------------------------------------------------------------------------
     300,000  Massachusetts IFA, (Series 1992) Weekly VRDNs (Holyoke Water Power Co.)/(Canadian
              Imperial Bank of Commerce, Toronto LOC)                                                        300,000
              --------------------------------------------------------------------------------------
   2,000,000  Massachusetts IFA, (Series 1992A) Weekly VRDNs (Ogden Haverhill)/ (Union Bank of
              Switzerland, Zurich LOC)                                                                     2,000,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, (Series 1992B), 3.60% CP (New England Power Co.), Mandatory Tender
              1/13/1997                                                                                    5,000,000
              --------------------------------------------------------------------------------------
   3,000,000  Massachusetts IFA, (Series 1992B), 3.70% CP (New England Power Co.), Mandatory Tender
              12/11/1996                                                                                   3,000,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, (Series 1993A), 3.60% CP (New England Power Co.), Mandatory Tender
              1/10/1997                                                                                    5,000,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/
              (Fleet Bank of New York LOC)                                                                 5,000,000
              --------------------------------------------------------------------------------------
   5,800,000  Massachusetts IFA, (Series 1995) Weekly VRDNs (Whitehead Institute for Biomedical
              Research)                                                                                    5,800,000
              --------------------------------------------------------------------------------------
   4,000,000  Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/ (Baybank, Burlington,
              MA LOC)                                                                                      4,000,000
              --------------------------------------------------------------------------------------
   1,525,000  Massachusetts IFA, (Series A) Weekly VRDNs (Hockomock YMCA)/ (Bank of Nova Scotia,
              Toronto LOC)                                                                                 1,525,000
              --------------------------------------------------------------------------------------


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------------------
$  4,000,000  Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(National
              Westminster Bank, PLC, London LOC)                                                      $    4,000,000
              --------------------------------------------------------------------------------------
   1,495,000  Massachusetts IFA, Museum Revenue Refunding Bonds (1996 Issue), 3.80% Bonds (Museum of
              Fine Arts, Boston)/(MBIA INS), 1/1/1997                                                      1,496,697
              --------------------------------------------------------------------------------------
   2,310,000  Massachusetts IFA, Refunding Revenue Bonds 1994 Project Daily VRDNs (Showa Womens
              Institute Boston, Inc.)/(Bank of America NT and SA, San Francisco LOC)                       2,310,000
              --------------------------------------------------------------------------------------
   6,255,000  Massachusetts IFA, Revenue Bonds (Series 1995) Weekly VRDNs (Emerson College
              Issue)/(Baybank, Burlington, MA LOC)                                                         6,255,000
              --------------------------------------------------------------------------------------
   5,000,000  Massachusetts IFA, Revenue Bonds (Series 1995C) Weekly VRDNs (Edgewood Retirement
              Community Project)/(Dresdner Bank Ag, Frankfurt LOC)                                         5,000,000
              --------------------------------------------------------------------------------------
   1,800,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds
              (1994 Series C) Weekly VRDNs (Canadian Imperial Bank of Commerce, Toronto LOC)               1,800,000
              --------------------------------------------------------------------------------------
   4,000,000  Massachusetts State HFA, (Series 50), 3.70% TOBs (Bayerische Landesbank Girozentrale
              INV), Mandatory Tender 6/2/1997                                                              4,000,000
              --------------------------------------------------------------------------------------
   2,500,000  Massachusetts Water Resources Authority, (Series 1994), 3.65% CP (Morgan Guaranty
              Trust Co., New York LOC), Mandatory Tender
              12/11/1996                                                                                   2,500,000
              --------------------------------------------------------------------------------------
   2,000,000  Medway, MA, 4.50% BANs, 6/13/1997                                                            2,008,980
              --------------------------------------------------------------------------------------
     757,140  Melrose, MA, 4.09% GANs, 4/8/1997                                                              757,744
              --------------------------------------------------------------------------------------
   2,300,000  Melrose, MA, 4.25% BANs, 8/22/1997                                                           2,304,472
              --------------------------------------------------------------------------------------
   3,080,000  Middleton, MA, 4.10% BANs, 9/5/1997                                                          3,084,990
              --------------------------------------------------------------------------------------
   6,000,000  North Andover, MA, 4.00% BANs, 1/23/1997                                                     6,003,004
              --------------------------------------------------------------------------------------
   3,773,100  North Andover, MA, 4.10% BANs, 9/11/1997                                                     3,774,009
              --------------------------------------------------------------------------------------
   4,500,000  Springfield, MA , 4.50% BANs (Fleet National Bank, Providence,
              R.I. LOC), 6/27/1997                                                                         4,514,094
              --------------------------------------------------------------------------------------
   1,725,000  Stoughton, MA, 3.51% BANs, 1/30/1997                                                         1,725,244
              --------------------------------------------------------------------------------------
   2,514,160  Stoughton, MA, 3.75% BANs, 3/7/1997                                                          2,517,093
              --------------------------------------------------------------------------------------


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                               VALUE
------------  ------------------------------------------------------------------------------------  --------------
(a) SHORT-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------------------------
              MASSACHUSETTS--CONTINUED
              --------------------------------------------------------------------------------------
$  1,148,837  Yarmouth, MA, 3.40% RANs, 3/4/1997                                                      $    1,149,287
              --------------------------------------------------------------------------------------  --------------
              Total                                                                                      166,758,979
              --------------------------------------------------------------------------------------  --------------
              PUERTO RICO--3.7%
              --------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Government Development Bank, 3.65% CP, Mandatory Tender 2/14/1997                5,000,000
              --------------------------------------------------------------------------------------
   1,500,000  Puerto Rico Industrial, Tourist, Education, Medical & Environmental Control Finance
              Authority, (Series 1994A), 3.80% CP (Inter American University of Puerto Rico)/(Banque
              Paribas, Paris LOC), Mandatory Tender 12/9/1996                                              1,500,000
              --------------------------------------------------------------------------------------  --------------
              Total                                                                                        6,500,000
              --------------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                                                $  173,258,979
              --------------------------------------------------------------------------------------  --------------


(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSRO's") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poors Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

     At October 31, 1996, the portfolio securities were rated as follows:

     TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

 FIRST TIER       SECOND TIER
      97.2%             2.8%



(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1996, these securities amounted to $8,465,000 which represents 4.85% of net assets.

(c)  Also represents cost for federal tax purposes.

MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets ($174,406,321) at
      October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
GANs--Grant Anticipation Notes
HEFA--Health and Education Facilities Authority
HFA--Housing Finance Authority
IDA--Industrial Development Authority
IFA--Industrial Finance Authority
INS--Insured
INV--Investment Agreement
LIQ--Liquidity Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance
PLC--Public Limited Company
RANs--Revenue Anticipation Notes
SA--Support Agreement
TOBs--Tender Option Bonds
VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                            $  173,258,979
------------------------------------------------------------------------------------------------------
Cash                                                                                                           238,291
------------------------------------------------------------------------------------------------------
Income receivable                                                                                            1,159,659
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                       3,665
------------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                          174,660,594
------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 $    5,151
------------------------------------------------------------------------------------------
Income distribution payable                                                                    184,990
------------------------------------------------------------------------------------------
Payable to transfer agent                                                                       23,413
------------------------------------------------------------------------------------------
Accrued expenses                                                                                40,719
------------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                         254,273
------------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 174,406,321 shares outstanding                                                           $  174,406,321
------------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE SHARES:
------------------------------------------------------------------------------------------------------
$119,738,845 / 119,738,845 shares outstanding                                                                    $1.00
------------------------------------------------------------------------------------------------------  --------------
1784 FUNDS SHARES:
------------------------------------------------------------------------------------------------------
$54,667,476 / 54,667,476 shares outstanding                                                                      $1.00
------------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Interest                                                                                                  $  6,129,748
--------------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $    856,487
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        155,108
------------------------------------------------------------------------------------------
Custodian fees                                                                                    26,446
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          60,024
------------------------------------------------------------------------------------------
Sub-transfer agent fees--1784 Funds Shares                                                        13,090
------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          2,603
------------------------------------------------------------------------------------------
Auditing fees                                                                                     13,561
------------------------------------------------------------------------------------------
Legal fees                                                                                         4,491
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         59,116
------------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                           299,707
------------------------------------------------------------------------------------------
Shareholder services fee--1784 Funds Shares                                                      128,514
------------------------------------------------------------------------------------------
Share registration costs                                                                          42,821
------------------------------------------------------------------------------------------
Printing and postage                                                                              20,600
------------------------------------------------------------------------------------------
Insurance premiums                                                                                 4,302
------------------------------------------------------------------------------------------
Miscellaneous                                                                                      1,899
------------------------------------------------------------------------------------------  ------------
     Total expenses                                                                            1,688,769
------------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------
     Waiver of investment advisory fee                                         $  (297,835)
-----------------------------------------------------------------------------
     Waiver of shareholder services fee--Institutional Service Shares             (299,707)
-----------------------------------------------------------------------------
     Waiver of shareholder services fee--1784 Funds Shares                        (128,514)
-----------------------------------------------------------------------------  -----------
       Total waivers                                                                            (726,056)
------------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                         962,713
--------------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                      $  5,167,035
--------------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         YEAR ENDED OCTOBER 31,
                                                                                         1996             1995
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income                                                               $     5,167,035  $     4,506,984
----------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------------
  Institutional Service Shares                                                           (3,622,277)      (3,066,535)
----------------------------------------------------------------------------------
  1784 Funds Shares                                                                      (1,544,758)      (1,440,449)
----------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from distributions to
     shareholders                                                                        (5,167,035)      (4,506,984)
----------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                            533,103,977      371,068,422
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                  2,757,964        2,255,146
----------------------------------------------------------------------------------
Cost of shares redeemed                                                                (507,663,326)    (359,040,754)
----------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                              28,198,615       14,282,814
----------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                           28,198,615       14,282,814
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                     146,207,706      131,924,892
----------------------------------------------------------------------------------  ---------------  ---------------
End of period                                                                       $   174,406,321  $   146,207,706
----------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Municipal Trust (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of sixteen portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and 1784 Funds Shares (formerly BayFunds Shares). The investment objective of the Fund is current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria

MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------
     established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

    Additional information on each restricted security held at October 31, 1996 is as follows:

                       SECURITY                            ACQUISITION DATE      ACQUISITION COST
Clipper, MA Tax Exempt Trust Weekly VRDNs                        5/15/95           $  5,000,000
Clipper, MA Tax Exempt Trust, (Series 1993-1) Weekly
  VRDNs                                                          6/30/95           $  3,465,000


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
INSTITUTIONAL SERVICE SHARES
----------------------------------------------------------------------------------
Shares sold                                                                            489,456,450     337,436,671
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       1,214,590         814,368
----------------------------------------------------------------------------------
Shares redeemed                                                                       (470,559,983)   (328,636,637)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     Institutional Service Share transactions                                           20,111,057       9,614,402
----------------------------------------------------------------------------------  --------------  --------------


MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1996            1995
1784 FUNDS SHARES
----------------------------------------------------------------------------------
Shares sold                                                                             43,647,527      33,631,751
----------------------------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                                        1,543,374       1,440,778
----------------------------------------------------------------------------------
Shares redeemed                                                                        (37,103,343)    (30,404,117)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from
     1784 Funds Share transactions                                                       8,087,558       4,668,412
----------------------------------------------------------------------------------  --------------  --------------
          Net change resulting from share transactions                                  28,198,615      14,282,814
----------------------------------------------------------------------------------  --------------  --------------


At October 31, 1996, capital paid-in aggregated $174,406,321.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with BayBank Systems, Inc., the Fund will pay BayBank Systems, Inc., up to .25% of average daily net assets of 1784 Funds Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSS and BayBank Systems, Inc. may voluntarily choose to waive any portion of their fees. FSS and BayBank Systems, Inc. can modify or terminate these voluntary waivers at any time at their sole discretion.
     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

MASSACHUSETTS MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

     PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $198,450,000 and $196,600,000, respectively.

     GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 45.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.2% of total investments.

(6) SUBSEQUENT EVENT

Effective November 25, 1996, BayFunds Shares were renamed 1784 Funds Shares.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(Massachusetts Municipal Cash Trust):

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 19 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   ADDRESSES


                       Massachusetts Municipal Cash Trust
                               1784 Funds Shares
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                                  DISTRIBUTOR
                           Federated Securities Corp.
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                               INVESTMENT ADVISER
                              Federated Management
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779


                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                     Federated Shareholder Services Company
                                 P.O. Box 8600
                        Boston, Massachusetts 02266-8600



                               SUB-TRANSFER AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                          Quincy, Massachusetts 02171


                          SHAREHOLDER SERVICING AGENT
                             BayBank Systems, Inc.
                          One BayBank Technology Place
                          Waltham, Massachusetts 02154

                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 1119
                          Boston, Massachusetts 02266

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Arthur Andersen LLP
                               2100 One PPG Place
                         Pittsburgh, Pennsylvania 15222

                      MASSACHUSETTS MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                               1784 FUNDS SHARES
                          (FORMERLY, BAYFUNDS SHARES)
                      STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus for 1784 Funds Shares of Massachusetts Municipal Cash Trust (the "Fund"), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-252-1784.

   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779
                        Statement dated December 31, 1996












Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229832
003260313 (12/96)





INVESTMENT POLICIES                             1

 Acceptable Investments                         1
 Participation Interests                        1
 Municipal Leases                               1
 Ratings                                        1
 When-Issued and Delayed Delivery Transactions  1
 Repurchase Agreements                          2
 Credit Enhancement                             2
 Investment Limitations                         2
 Regulatory Compliance                          4
 Massachusetts Investment Risks                 4
FEDERATED MUNICIPAL TRUST MANAGEMENT            5

 Share Ownership                                9
 Trustees' Compensation                        10
 Trustee Liability                             10
INVESTMENT ADVISORY SERVICES                   11

 Adviser to the Fund                           11
 Advisory Fees                                 11
BROKERAGE TRANSACTIONS                         11

OTHER SERVICES                                 11

 Fund Administration                           11
 Custodian                                     12
 Transfer Agent                                12
 Sub-Transfer Agent                            12


 Independent Public Accountants                12


SHAREHOLDER SERVICING AGENT                    12

 Exchanging Securities for Shares              12
DETERMINING NET ASSET VALUE                    12

 Redemption in Kind                            13
MASSACHUSETTS PARTNERSHIP LAW                  13

 The Fund's Tax Status                         13
 Massachusetts State Income Tax                13
PERFORMANCE INFORMATION                        14

 Yield                                         14
 Effective Yield                               14
 Total Return                                  14
 Performance Comparisons                       15
 Economic and Market Information               15
ABOUT FEDERATED INVESTORS                      15

 Mutual Fund Market                            16
 Institutional Clients                         16
 Trust Organizations                           16
 Broker/Dealers and Bank Broker/Dealers
  Subsidiaries                                 16
APPENDIX                                       17




INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security, the issuer of any demand feature applicable to the security, or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Ratings Group ("S&P"), or MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's'), or F-1+, F-1 and F-2 by Fitch Investor Services, Inc.


(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest categories. See "Regulatory Compliance."
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date; marked to market daily and maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.



INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge.
LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may acquire publicly or non-publicly issued Massachusetts Municipal Securities or temporary investments or enter into repurchase agreements, in accordance with its investment objective, policies, and limitations or Declaration of Trust.


INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate or real estate limited partnerships, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


DIVERSIFICATION OF INVESTMENTS
     With regard to at least 50% of its total assets, no more than 5% of its total assets are to be invested in the securities of a single issuer, and no more than 25% of its total assets are to be invested in the securities of a single issuer at the close of each quarter of each fiscal year.
     Under this limitation, each governmental subdivision, including states, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalitites, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental issuer are considered to be issued solely by that issuer. If, in the case of an industrial development bond or government issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.



INVESTING FOR CONTROL
     The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
     The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them.



INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
MASSACHUSETTS INVESTMENT RISKS


The Fund invests in obligations of Massachusetts issuers which results in the Fund's performance being subject to risks associated with the overall economic conditions present within Massachusetts (the "Commonwealth"). The following information is a brief summary of the recent prevailing economic conditions and a general summary of the Commonwealth's financial status. This information is based on official statements relating to securities that have been offered by Massachusetts issuers and from other sources believed to be reliable but should not be relied upon as a complete description of all relevant information.


The Commonwealth has a diverse economy with manufacturing, education, health care, computers and financial services all being significant contributors. Massachusetts is generally considered the leader in research and development within the biotechnology, software and robotics industries as well as having many highly prestigious universities. In addition to a highly skilled and educated workforce, the Commonwealth has one of the higher average per capita incomes in this country.
Beginning in the late 1980's, economic growth in the New England region and Massachusetts, in particular, slowed and showed pronounced deterioration in the construction, real estate, financial and manufacturing sectors. Between 1988 and 1992, there were extensive job losses that resulted in a 10% reduction in the work force. Also, over the same period, property values in the region experienced a similar decline. More recently, the Massachusetts economy has experienced a slight recovery, however, at a slower pace than the nation and there are signs that this recovery may be slowing. In addition, after years of above average property value growth, property values have decreased an estimated 6% over the same period.
The two major revenue sources available to cities and towns in Massachusetts are local property taxes and local aid from the Commonwealth. Property taxes are subject to limitations imposed by a state-wide initiative approved by the voters in November, 1980 (commonly known as Proposition 2-1/2), which limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full valuation of the real estate and personal property therein or (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from new construction. In recent years the decrease in property values due to the recession and the limitations of tax levy growth imposed by Proposition 2-1/2 have resulted in budget constraints for many cities and towns.




The overall financial condition of the Commonwealth can also be illustrated by the changes of its debt ratings. During the period in which the Commonwealth has experienced its financial difficulties beginning in 1988, its general obligation long-term debt ratings as determined by Moody's and S & P's decreased from Aa and AA+ to Baa and BBB respectively. Since then the Commonwealth has had its debt ratings raised by the two rating agencies to A1 and A+ by Moody's and S&P, respectively, reflecting improved fiscal performance.
The Fund's concentration in securities issued by the Commonwealth and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the Commonwealth; and the underlying fiscal condition of the Commonwealth and its municipalities.
FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee


Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.






William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of


Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.




Peter E. Madden
One Royal Palm Way
100 Royal Palm Way


Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning


University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.




J. Christopher Donahue
Federated Investors Tower


Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower


Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.


As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO


Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding 1784 Funds Shares of Massachusetts Municipal Cash Trust:John & Co., Burlington, Massachusetts, acting in various capacities for numerous accounts, owned approximately 53,216,829 shares (100%). As of the same date, the following shareholders of record owned 5% or more of the oustanding Institutional Service Shares of the Fund: State Street Bank and Trust Company, acting in various capacities for numerous accounts, owned approximately 55,042,437 shares (38.98%); and John & Co. owned approximately 17,474,106 shares (12.37%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +




John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.




INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended October 31, 1996, 1995, and 1994, the Adviser earned $856,487, $686,918, and $643,293, respectively, of which $297,835, $276,299, and $445,711, respectively, were voluntarily waived because of undertakings to limit the Fund's expenses.


BROKERAGE TRANSACTIONS




When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Board of Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended October 31, 1996, 1995, and 1994, the Trust paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal year ended October 31, 1996, 1995, and 1994, the Administrators earned $155,108, $155,000, and $195,483, respectively.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, and number of accounts and transactions made by shareholders. SUB-TRANSFER AGENT
Boston Financial Data Services, Inc., Quincy, Massachusetts, is the sub-transfer agent for the 1784 Funds Shares of the Fund. The Institutional Service Shares class has no sub-transfer agent.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.
SHAREHOLDER SERVICING AGENT


Under a Shareholder Servicing Plan, the Fund may pay a fee to BayBank Systems, Inc., as shareholder servicing agent, for services provided which are necessary for the maintenance of shareholder accounts. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balance; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. For the fiscal year ended October 31, 1996, the Fund paid no shareholder services fees on behalf of the 1784 Funds Shares.



EXCHANGING SECURITIES FOR SHARES
The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment plus any cash, must be at least $25,000.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.


The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND
The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind.


In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

   MONTHLY STATEMENTS
     Shareholders of the Fund who have eligible BayBanks/Bank of Boston deposit accounts will receive combined monthly statements containing all information relating to their deposit account(s) and 1784 Funds transactions.
   COMPANION ACCOUNT AVAILABILITY
     Certain BayBanks/Bank of Boston deposit account customers may elect to open a companion 1784 Funds account to facilitate 1784 Funds transactions.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
MASSACHUSETTS STATE INCOME TAX
Individual shareholders of the Fund who are subject to Massachusetts income taxation will not be required to pay Massachusetts income tax on that portion of their dividends which are attributable to: interest earned on Massachusetts tax-free municipal obligations; gain from the sale of certain of such obligations; and interest earned on obligations of United States territories or possessions, to the extent interest on such obligations is exempt from taxation by the state pursuant to federal law. All remaining dividends will be subject to Massachusetts income tax.


If a shareholder of the Fund is a Massachusetts business corporation or any foreign business corporation which exercises its charter, qualifies to do business, actually does business or owns or uses any part of its capital, plant or other property in Massachusetts, then it will be subject to Massachusetts excise taxation either as a tangible property corporation or as an intangible property corporation. If the corporate shareholder is a tangible property corporation, it will be taxed upon its net income allocated to Massachusetts and the value of certain tangible property. If it is an intangible property corporation, it will be taxed upon its net income and net worth allocated to Massachusetts. Net income is gross income less allowable deductions for federal income tax purposes, subject to specified modifications.
Dividends received from the Fund are includable in gross income and generally may not be deducted by a corporate shareholder in computing its net income. The corporation's shares in the Fund are not includable in the computation of the tangible property base of a tangible property corporation, but are includable in the computation of the net worth base of an intangible property corporation.
Shares of Massachusetts Municipal Cash Trust will be exempt from local property taxes in Massachusetts.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The Fund calculates its yield based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by:


determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The yield for the seven-day period ended October 31, 1996 for the 1784 Funds Shares of the Fund was 2.98%.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

The effective yield for the seven-day period ended October 31, 1996 for the 1784 Funds Shares of the Fund was 3.02%.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

For the one-year period ended October 31, 1996, and for the period from March 8, 1993 (date of initial public investment) to October 31, 1996, the average annual total returns were 3.05% and 2.62%, respectively, for the 1784 Funds Shares of the Fund.



PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
From time to time as it deems appropriate, the Fund may advertise the performance of its shares using charts, graphs and description, compared to federally insured bank products, including certificates of deposit and time deposits, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the shares of the Fund are not insured.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.



ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.




MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.


MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.


P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.


NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


MICHIGAN MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES


PROSPECTUS

The Institutional Shares of Michigan Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Michigan municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Michigan, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan consistent with stability of principal and liquidity. In addition, the Fund intends to qualify as an investment substantially exempt from the Michigan intangibles tax.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996


TABLE OF CONTENTS

 SUMMARY OF FUND EXPENSES                     1
 FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES 2
 GENERAL INFORMATION                          3
 INVESTMENT INFORMATION                       3
  Investment Objective                        3


  Investment Policies                         3
  Michigan Municipal Securities               5
  Investment Risks                            6
  Investment Limitations                      6
 FUND INFORMATION                             7
  Management of the Fund                      7
  Distribution of Institutional Shares        8
  Administration of the Fund                  8
 NET ASSET VALUE                              9
 HOW TO PURCHASE SHARES                       9
 HOW TO REDEEM SHARES                        10
 ACCOUNT AND SHARE INFORMATION               11
 TAX INFORMATION                             11
  Federal Income Tax                         11
  State and Local Taxes                      12
 OTHER CLASSES OF SHARES                     12
 PERFORMANCE INFORMATION                     13
 FINANCIAL HIGHLIGHTS --
  INSTITUTIONAL SERVICE SHARES               14
 FINANCIAL STATEMENTS                        15
 REPORT OF INDEPENDENT PUBLIC
  ACCOUNTANTS                                26
 ADDRESSES                                   27


SUMMARY OF FUND EXPENSES



                            INSTITUTIONAL SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                 None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                          None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                 None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                            None
 Exchange Fee                                                                                  None
                          ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                              0.00%
 12b-1 Fee                                                                                     None
 Total Other Expenses (after expense reimbursement)                                            0.37%
  Shareholder Services Fee (after waiver)(2)                                        0.00%
    Total Operating Expenses(3)                                                                0.37%




(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The advisor can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.26% absent the voluntary waivers of the management fee and the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


 EXAMPLE                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
 You would pay the following expenses on a $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time period          $4       $12        $21       $47




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


MICHIGAN MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page
26.


                                                                           PERIOD ENDED
                                                                        OCTOBER 31, 1996(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                        0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income                                    (0.02)
 NET ASSET VALUE, END OF PERIOD                                              $ 1.00
 TOTAL RETURN(b)                                                               2.19%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                     0.37%*
  Net investment income                                                        3.40%*
  Expense waiver/reimbursement(c)                                              0.89%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                   $11,614




* Computed on an annualized basis.

(a) Reflects operations for the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term Michigan municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in municipal securities of that state. A minimum initial investment of $25,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. In addition, the Fund intends to qualify as an investment substantially exempt from the Michigan Intangibles Personal Property Tax ("intangibles tax").

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Michigan municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Michigan state income and intangibles tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Michigan and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Michigan personal income tax ("Michigan Municipal Securities"). Examples of Michigan Municipal Securities include, but are not limited to:

* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

* municipal commercial paper and other short-term notes;



* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Michigan Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Michigan Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Michigan Municipal Securities is subject to the federal alternative minimum tax.

MICHIGAN MUNICIPAL SECURITIES

Michigan Municipal Securities are generally issued to finance public works,


such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Michigan Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Michigan Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Michigan Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the


Fund to achieve its investment objective also depends on the continuing ability of the issuers of Michigan Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Michigan Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Michigan Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Michigan Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Michigan Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Michigan Municipal Securities may entail a greater level of risk than other types of money market funds.






INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

                           AVERAGE AGGREGATE
 MAXIMUM FEE               DAILY NET ASSETS
  .15%                on the first $250 million
  .125%               on the next $250 million


  .10%                on the next $250 million
  .075%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 p.m., 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock


Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Fund. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to:
Michigan Municipal Cash Trust -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to: Michigan Municipal Cash


Trust -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.





HOW TO REDEEM SHARES
Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 2, 1996, First Mar & Company owned 71.16% of the
Institutional Shares of the Fund and McDonald & Company Securities, Inc. owned 37.98% of the Institutional Service Shares of the Fund. These companies may, for certain purposes, be deemed to control the shares of the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Michigan. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MICHIGAN TAXES. Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

The portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions, or (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on securities, will be exempt from Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.



Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Funds are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to financial institutions and are subject to a minimum initial investment of $10,000 within a 90-day period.

Both classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


MICHIGAN MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
26.


                                                                       YEAR ENDED
                                                                       OCTOBER 31,
                                                                   1996           1995(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.00        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.03          0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income                          (0.03)        (0.01)
 NET ASSET VALUE, END OF PERIOD                                    $ 1.00        $ 1.00
 TOTAL RETURN(b)                                                     3.26%         1.35%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           0.50%         0.32%*
  Net investment income                                              3.21%         3.67%*
  Expense waiver/reimbursement(c)                                    0.76%         1.63%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $92,275       $30,133




* Computed on an annualized basis.

(a) Reflects operations for the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996


    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- 100.2%
                MICHIGAN -- 94.5%
 $    1,000,000 Auburn Hills, MI EDC, Limited Obligation Multi-Option Revenue
                Bonds (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/
                (Huntington National Bank, Columbus, OH LOC)                                               $  1,000,000
      4,209,000 Battle Creek, MI Economic Development Corporation, Ltd. Obligation
                Economic Development Revenue Refunding Bonds (Series 1992)
                Weekly VRDNs (Michigan Carton & Paperboard Company)/
                (American National Bank, Chicago LOC)                                                         4,209,000
      1,580,000 Bedford Township, MI Economic Development Corp., EDRB (Series
                1985) Weekly VRDNs (Form-Tech Steel Inc.)/(KeyBank, N.A. LOC)                                 1,580,000
      1,825,000 Bruce Township, MI Hospital Finance Authority, Adjustable Rate
                Tender Securities (Series 1988B), 3.65% TOBs (Sisters of Charity Health
                Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York
                LIQ), Optional Tender 11/1/1996                                                               1,825,000
        750,000 Dearborn, MI Economic Development Corp., (Series 1990) Weekly
                VRDNs (Exhibit Productions, Inc. Project)/(First of America Bank -
                Illinois LOC)                                                                                   750,000
      2,360,000 Delta County, MI Economic Development Corp., Environmental
                Improvement Revenue Refunding Bonds (Series 1985 B), 3.60% CP
                (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
                Zurich LOC), Mandatory Tender 1/14/1997                                                       2,360,000
        800,000 Detroit, MI Water Supply System, Water Supply System Revenue and


                Revenue Refunding Bonds (Series 1993) Weekly VRDNs (FGIC INS)/
                (FGIC Securities Purchase, Inc. LIQ)                                                            800,000
      2,300,000 Eaton Rapids, MI Public Schools, 4.20% RANs, 4/1/1997                                         2,301,844
      2,500,000 Fenton Area Public Schools, MI, LT GO State Aid Notes, 4.15% TANs,
                5/1/1997                                                                                      2,502,416
      2,000,000 Garden City, MI HFA, Hospital Revenue Bonds (Series 1996A) Weekly
                VRDNs (Garden City Hospital, Osteopathic)/(First of America Bank -
                Michigan LOC)                                                                                 2,000,000
      3,500,000 Garden City, MI School District, State Aid Notes, 4.30% RANs (NBD
                Bank, Michigan LOC), 4/15/1997                                                                3,507,622




MICHIGAN MUNICIPAL CASH TRUST


   PRINCIPAL
    AMOUNT                                                                                                  VALUE
(a)SHORT-TERM MUNICIPALS -- CONTINUED
                MICHIGAN -- CONTINUED
 $    2,800,000 Michigan Higher Education Student Loan Authority, Refunding
                Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC INS)/
                (Kredietbank N.V., Brussels LIQ)                                                           $  2,800,000
      3,100,000 Michigan Job Development Authority, Limited Obligation Revenue
                Bonds Weekly VRDNs (Andersons Project)/(Morgan Guaranty Trust
                LOC)                                                                                          3,100,000
      3,000,000 Michigan State Building Authority, (Series 1), 3.65% CP (Canadian
                Imperial Bank of Commerce, Toronto LOC), Mandatory Tender
                12/12/1996                                                                                    3,000,000
        310,000 Michigan State Hospital Finance Authority, (Series 1994) Weekly
                VRDNs (Mt. Clemens General Hospital)/(Comerica Bank, Detroit,
                MI LOC)                                                                                         310,000
      2,700,000 Michigan State Hospital Finance Authority, (Series A) Weekly VRDNs
                (OSF Health Care Systems)                                                                     2,700,000
      2,000,000 Michigan State Hospital Finance Authority, Hospital Equipment
                Loan Program Bonds (Series A) Weekly VRDNs (First of America
                Bank - Michigan LOC)                                                                          2,000,000
      2,000,000 Michigan State Housing Development Authority, (Series 1990 B)
                CR-71, 3.70% TOBs, (Citibank N.A., New York LIQ) Optional
                Tender 12/1/1996                                                                              2,000,000
      4,870,000 Michigan State Housing Development Authority, Revenue Bonds


                (Series A), 3.60% CP (Credit Suisse, Zurich LOC), Mandatory Tender
                11/21/1996                                                                                    4,870,000
      1,500,000 Michigan State Trunk Line, Refunding Bonds (Series B), 4.00% Bonds
                (FGIC INS), 11/15/1996                                                                        1,500,138
      1,445,000 Michigan State, Recreation Program (Series 1992), 4.85% Bonds,
                11/1/1996                                                                                     1,445,000
      2,000,000 Michigan Strategic Fund Weekly VRDNs (Tesco Engineering)/(Bank
                of Tokyo-Mitsubishi Ltd. LOC)                                                                 2,000,000
      4,000,000 Michigan Strategic Fund, (Series 1989) Weekly VRDNs (Hi-Lex
                Controls Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                            4,000,000
      5,620,000 Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA Gas,
                Inc.)/(Svenska Handelsbanken, Stockholm LOC)                                                  5,620,000
        900,000 Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood
                Industries, Inc. Project)/(NBD Bank, Michigan LOC)                                              900,000




MICHIGAN MUNICIPAL CASH TRUST


   PRINCIPAL
    AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                MICHIGAN -- CONTINUED
 $    1,500,000 Michigan Strategic Fund, Adjustable Rate Limited Obligation
                Revenue and Revenue Refunding Bonds (Series 1996) Weekly VRDNs
                (C-Tec, Inc.)/(SunTrust Bank, Atlanta LOC)                                                 $  1,500,000
      6,000,000 Michigan Strategic Fund, Limited Obligation PCR (Series 1993)
                Weekly VRDNs (Allied-Signal, Inc.)                                                            6,000,000
        995,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Rowe Thomas Company Project)/(Comerica
                Bank, Detroit, MI LOC)                                                                          995,000
      1,100,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1991) Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(National
                Australia Bank, Ltd., Melbourne LOC)                                                          1,100,000
      3,860,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Bear Lake Associates Project)/(Old Kent Bank
                & Trust Co., Grand Rapids LOC)                                                                3,860,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Hercules Drawn Steel Corporation Project)/
                (KeyBank, N.A. LOC)                                                                           1,000,000
      2,870,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (J.R. Automation Technologies Project)/(Old
                Kent Bank & Trust Co., Grand Rapids LOC)                                                      2,870,000
      1,020,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series


                1995) Weekly VRDNs (RSR Project)/(Old Kent Bank & Trust Co.,
                Grand Rapids LOC)                                                                             1,020,000
      3,800,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Wayne Disposal-Oakland, Inc. Project)/
                (Comerica Bank, Detroit, MI LOC)                                                              3,800,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (ACI Properties, L.L.C. Project)/(Comerica
                Bank, Detroit, MI LOC)                                                                        1,000,000
      2,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (AVL North America, Inc. Project)/(NBD Bank,
                Michigan LOC)                                                                                 2,000,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (Akemi, Inc.)/(Comerica Bank, Detroit, MI LOC)                             1,000,000





MICHIGAN MUNICIPAL CASH TRUST



   PRINCIPAL
    AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                MICHIGAN -- CONTINUED
 $    1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (Echo Properties, L.L.C. Project)/(Comerica
                Bank, Detroit, MI LOC)                                                                     $  1,000,000
      2,700,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (G & T Real Estate Investments Co., L.L.C.)/
                (NBD Bank, Michigan LOC)                                                                      2,700,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank,
                Detroit, MI LOC)                                                                              1,000,000
      3,300,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds Weekly
                VRDNs (Hess Industries, Inc.)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                                                              3,300,000
      1,900,000 Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A)
                Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/
                (Bayerische Landesbank Girozentrale LOC)                                                      1,900,000
      3,000,000 Woodhaven, MI School District, State Aid Notes, 4.125% TRANs,
                4/30/1997                                                                                     3,003,194
                 Total                                                                                       98,129,214
                PUERTO RICO -- 3.8%
      4,000,000 Puerto Rico Government Development Bank, 3.65% CP, Mandatory
                Tender 2/14/1997                                                                              4,000,000


                VIRGIN ISLANDS -- 1.9%
      2,000,000 Virgin Islands HFA, Single Family Mortgage Revenue Refunding
                Bonds (1995 Series B), 3.50% TOBs (Trinity Funding Company INV),
                Mandatory Tender 11/1/1996                                                                    2,000,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(b)                          $104,129,214




    Securities that are subject to the alternative minimum tax represent 53.3% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER      SECOND TIER


      100.00%        0.00%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($103,889,129) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
CP -- Commercial Paper
EDC -- Economic Development Commission
EDRB -- Economic Development Revenue Bond
FGIC -- Financial Guaranty Insurance Company
GO -- General Obligation
HFA -- Housing Finance Authority
INS -- Insured
INV -- Investment Agreement
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
LT -- Limited Tax
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
RANs -- Revenue Anticipation Notes
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
VRDNs -- Variable Rate Demand Notes



(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
Statement of Assets and Liabilities

OCTOBER 31, 1996


 ASSETS:
 Total investments in securities, at amortized cost and value                        $  104,129,214
 Income receivable                                                                          615,979
 Receivable for shares sold                                                                      92
 Deferred expenses                                                                            6,160
   Total assets                                                                         104,751,445
 LIABILITIES:
 Income distribution payable                                           $  59,587
 Payable to Bank                                                         759,097
 Accrued expenses                                                         43,632
   Total liabilities                                                                        862,316
 Net Assets for 103,889,129 shares outstanding                                       $  103,889,129
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $92,275,457 / 92,275,457 shares outstanding                                                  $1.00
 INSTITUTIONAL SHARES:
 $11,613,672 / 11,613,672 shares outstanding                                                  $1.00




(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996


 INVESTMENT INCOME:
 Interest                                                                              $  2,505,244
 EXPENSES:
 Investment advisory fee                                                  $ 337,325
 Administrative personnel and services fee                                  145,082
 Custodian fees                                                              19,809
 Transfer and dividend disbursing agent fees and expenses                    48,098
 Directors'/Trustees' fees                                                    1,352
 Auditing fees                                                                8,396
 Legal fees                                                                   3,893
 Portfolio accounting fees                                                   49,950
 Shareholder services fee -- Institutional Service Shares                   152,832
 Shareholder services fee -- Institutional Shares                            15,830
 Share registration costs                                                    46,293
 Printing and postage                                                        14,277
 Insurance premiums                                                           6,540
 Miscellaneous                                                                2,435
     Total expenses                                                         852,112
 Waivers and reimbursements --
         Waiver of investment advisory fee                    $ (337,325)
         Waiver of shareholder services fee --
         Institutional Service Shares                            (73,359)
         Waiver of shareholder services fee --
         Institutional Shares                                    (15,830)
         Reimbursement of other operating expenses               (94,212)
                Total waivers and reimbursements                           (520,726)


                 Net expenses                                                               331,386
                  Net investment income                                                $  2,173,858




(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS



                                                                           YEAR             PERIOD
                                                                          ENDED             ENDED
                                                                        OCTOBER 31,       OCTOBER 31,
                                                                           1996            1995(a)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $    2,173,858     $   235,600
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Service Shares                                             (1,958,685)       (235,600)
  Institutional Shares                                                       (215,173)        --
  Change in net assets resulting from distributions to shareholders        (2,173,858)       (235,600)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                             318,706,288      41,468,554
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                                  1,590,062         229,562
 Cost of shares redeemed                                                 (246,540,494)     (11,564,843)
  Change in net assets resulting from share transactions                   73,755,856       30,133,273
  Change in net assets                                                     73,755,856       30,133,273
 NET ASSETS:
 Beginning of period                                                       30,133,273            --
 End of period                                                         $  103,889,129     $ 30,133,273




(a) For the period from June 20, 1995 (date of initial public investment) to October 31, 1995.
 (See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

Effective March 2, 1996 the Fund added Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $103,889,129.

Transactions in shares were as follows:


                                                                            YEAR            PERIOD
                                                                           ENDED             ENDED
                                                                         OCTOBER 31,      OCTOBER 31,
                                                                            1996            1995(a)
INSTITUTIONAL SERVICE SHARES                                              SHARES            SHARES
 Shares sold                                                              286,548,847       41,468,554
 Shares issued to shareholders in payment of distributions declared         1,585,481          229,562
 Shares redeemed                                                         (225,992,144)     (11,564,843)
  Net change resulting from Institutional Service Shares transactions      62,142,184       30,133,273
                                                                                  PERIOD ENDED
                                                                                   OCTOBER 31,
                                                                           1996(b)            1995
 INSTITUTIONAL SHARES                                                      SHARES            SHARES
 Shares sold                                                              32,157,441              --
 Shares issued to shareholders in payment of distributions                     4,581              --
 declared
 Shares redeemed                                                         (20,548,350)            --
  Net change resulting from Institutional Shares transactions             11,613,672             --
  Net change resulting from Fund share transactions                       73,755,856        30,133,273




(a) For the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

(b) For the period from March 2, 1996 (date of initial public investment) to October 31, 1996.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expense of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimburse at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational expenses of $18,618 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five-year period following effective date. For the period ended October 31, 1996, the Fund paid $1,655 pursuant to this agreement.
INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $155,639,000 and $143,539,000, respectively.

  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers


  and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 75.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.7% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(MICHIGAN MUNICIPAL CASH TRUST):

We have audited the accompanying statement of assets and liabilities of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 14 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
December 13, 1996




ADDRESSES
Michigan Municipal Cash Trust
      Institutional Shares           Federated Investors Tower
                                     Pittsburgh, PA 15222-3779

Distributor
      Federated Securities Corp.     Federated Investors Tower
                                     Pittsburgh, PA 15222-3779

Investment Adviser
      Federated Management           Federated Investors Tower
                                     Pittsburgh, PA 15222-3779

Custodian
      State Street Bank and          P.O. Box 8600
      Trust Company                  Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
      Federated Shareholder          P.O. Box 8600
      Services Company               Boston, MA 02266-8600


Independent Public Accountants
      Arthur Andersen LLP            2100 One PPG Place
                                     Pittsburgh, PA 15222



MICHIGAN MUNICIPAL
CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

[Graphic]
Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 314229667
G01212-04-IS (12/96)



MICHIGAN MUNICIPAL CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

The Institutional Service Shares of Michigan Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Michigan municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Michigan, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan consistent with stability of principal and liquidity. In addition, the Fund intends to qualify as an investment substantially exempt from the Michigan intangibles tax.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN


SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated December 31, 1996


TABLE OF CONTENTS



SUMMARY OF FUND EXPENSES               1
FINANCIAL HIGHLIGHTS --
INSTITUTIONAL SERVICE SHARES           2
GENERAL INFORMATION                    3
INVESTMENT INFORMATION                 3
  Investment Objective                 3
  Investment Policies                  3
  Michigan Municipal Securities        5
  Investment Risks                     6
  Investment Limitations               6
FUND INFORMATION                       7
  Management of the Fund               7
  Distribution of Institutional
  Service Shares                       8
  Administration of the Fund           8
NET ASSET VALUE                        9
HOW TO PURCHASE SHARES                 9
  Special Purchase Features           10
HOW TO REDEEM SHARES                  10
  Special Redemption Features         11
ACCOUNT AND SHARE INFORMATION         11
TAX INFORMATION                       12
  Federal Income Tax                  12
  State and Local Taxes               13
OTHER CLASSES OF SHARES               13
PERFORMANCE INFORMATION               14
FINANCIAL HIGHLIGHTS --
INSTITUTIONAL SHARES                  15


FINANCIAL STATEMENTS                  16
REPORT OF INDEPENDENT PUBLIC
ACCOUNTANTS                           27
ADDRESSES                             28


SUMMARY OF FUND EXPENSES



                        INSTITUTIONAL SERVICE SHARES
                      SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
  price)                                                                                    None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                              None
Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
Exchange Fee                                                                                None
                          ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                            0.00%
12b-1 Fee                                                                                   None
Total Other Expenses (after expense reimbursement)                                          0.50%
  Shareholder Services Fee (after waiver)(2)                                      0.13%
    Total Operating Expenses(3)                                                             0.50%




(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.26% absent the voluntary waiver of the management fee, the voluntary waiver of a portion of the shareholder services fee and the voluntary reimbursement of certain other operating expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.


 EXAMPLE                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
 You would pay the following expenses on a $1,000
 investment assuming (1) 5% annual return and
 (2) redemption at the end of each time period          $5      $16         $28       $63




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



MICHIGAN MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page
26.


                                                                       YEAR ENDED
                                                                       OCTOBER 31,
                                                                   1996           1995(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.00        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.03          0.01
 LESS DISTRIBUTIONS
  Distributions from net investment income                          (0.03)        (0.01)
 NET ASSET VALUE, END OF PERIOD                                    $ 1.00        $ 1.00
 TOTAL RETURN(B)                                                     3.26%         1.35%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           0.50%         0.32%*
  Net investment income                                              3.21%         3.67%*
  Expense waiver/reimbursement(c)                                    0.76%         1.63%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $92,275       $30,133




* Computed on an annualized basis.

(a) Reflects operations for the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term Michigan municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. In addition, the Fund intends to qualify as an investment substantially exempt from the Michigan Intangibles Personal Property Tax ("intangibles tax").

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of Michigan municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and Michigan state income and intangibles tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Michigan and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and Michigan personal income tax ("Michigan Municipal Securities"). Examples of Michigan Municipal Securities include, but are not limited to:


* tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

* bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;


* municipal commercial paper and other short-term notes;

* variable rate demand notes;

* municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

* participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS. The Fund may purchase interests in Michigan Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Michigan Municipal Securities.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Michigan Municipal Securities is subject to the federal alternative minimum tax.

MICHIGAN MUNICIPAL SECURITIES


Michigan Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Michigan Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Michigan Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Michigan Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Michigan Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Michigan Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Michigan Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Michigan Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Michigan Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Michigan Municipal Securities may entail a greater level of risk than other types of money market funds.



INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES. The adviser receives an annual investment advisory fee equal to .50% of the Fund's average daily net assets. Also, the adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.



  ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to .25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund 's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

AVERAGE AGGREGATE
 MAXIMUM FEE               DAILY NET ASSETS
  .15%                on the first $250 million
  .125%               on the next $250 million
  .10%                on the next $250 million
  .075%         on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 p.m., 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more within a 90-day period and additional investments of as little as $500. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE. Shares may be purchased by wire by calling the Fund before 1:00 p.m. (Eastern time). The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Michigan Municipal Cash Trust -- Institutional Service Shares; Fund Number (This number can be found on the account statement or by contacting the Fund.); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA
02266-8600. The check should be made payable to: Michigan Municipal Cash Trust -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through


ACH will not be wired until that method of payment has cleared.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of December 2, 1996, McDonald & Company Securities, Inc. owned 37.98% of the Institutional Service Shares of the Fund and First Mar & Company owned 71.16% of the Institutional Shares of the Fund. These companies may, for certain purposes, be deemed to control the shares of the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.
Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Michigan. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

MICHIGAN TAXES. Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, or (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.

The portion of a shareholder's shares in the Fund representing (i) bonds or other similar obligations of Michigan or its political subdivisions, or (ii) obligations of the United States which are exempt from taxation by a law of the United States, and dividends paid by the Fund representing interest payments on securities, will be exempt from Michigan intangibles tax. 1995 Public Act 5 repeals the intangibles tax effective January 1, 1998.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.



Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Funds are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to financial institutions and are subject to a minimum initial investment of $25,000 within a 90-day period.

Both classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan, but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

MICHIGAN MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Independent Public Accountants on page
26.


                                                                           PERIOD ENDED
                                                                        OCTOBER 31, 1996(a)
 NET ASSET VALUE, BEGINNING OF PERIOD                                        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                        0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income                                    (0.02)
 NET ASSET VALUE, END OF PERIOD                                              $ 1.00
 TOTAL RETURN(b)                                                               2.19%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                     0.37%*
  Net investment income                                                        3.40%*
  Expense waiver/reimbursement(c)                                              0.89%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                   $11,614




* Computed on an annualized basis.

(a) Reflects operations for the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1996


    PRINCIPAL
      AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- 100.2%
                MICHIGAN -- 94.5%
 $    1,000,000 Auburn Hills, MI EDC, Limited Obligation Multi-Option Revenue
                Bonds (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/
                (Huntington National Bank, Columbus, OH LOC)                                               $  1,000,000
      4,209,000 Battle Creek, MI Economic Development Corporation, Ltd. Obligation
                Economic Development Revenue Refunding Bonds (Series 1992)
                Weekly VRDNs (Michigan Carton & Paperboard Company)/
                (American National Bank, Chicago LOC)                                                         4,209,000
      1,580,000 Bedford Township, MI Economic Development Corp., EDRB (Series
                1985) Weekly VRDNs (Form-Tech Steel Inc.)/(KeyBank, N.A. LOC)                                 1,580,000
      1,825,000 Bruce Township, MI Hospital Finance Authority, Adjustable Rate
                Tender Securities (Series 1988B), 3.65% TOBs (Sisters of Charity Health
                Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York
                LIQ), Optional Tender 11/1/1996                                                               1,825,000
        750,000 Dearborn, MI Economic Development Corp., (Series 1990) Weekly
                VRDNs (Exhibit Productions, Inc. Project)/(First of America Bank -
                Illinois LOC)                                                                                   750,000
      2,360,000 Delta County, MI Economic Development Corp., Environmental
                Improvement Revenue Refunding Bonds (Series 1985 B), 3.60% CP
                (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland,
                Zurich LOC), Mandatory Tender 1/14/1997                                                       2,360,000
        800,000 Detroit, MI Water Supply System, Water Supply System Revenue and


                Revenue Refunding Bonds (Series 1993) Weekly VRDNs (FGIC INS)/
                (FGIC Securities Purchase, Inc. LIQ)                                                            800,000
      2,300,000 Eaton Rapids, MI Public Schools, 4.20% RANs, 4/1/1997                                         2,301,844
      2,500,000 Fenton Area Public Schools, MI, LT GO State Aid Notes, 4.15% TANs,
                5/1/1997                                                                                      2,502,416
      2,000,000 Garden City, MI HFA, Hospital Revenue Bonds (Series 1996A) Weekly
                VRDNs (Garden City Hospital, Osteopathic)/(First of America Bank -
                Michigan LOC)                                                                                 2,000,000
      3,500,000 Garden City, MI School District, State Aid Notes, 4.30% RANs (NBD
                Bank, Michigan LOC), 4/15/1997                                                                3,507,622





MICHIGAN MUNICIPAL CASH TRUST



   PRINCIPAL
    AMOUNT                                                                                                  VALUE
(a)SHORT-TERM MUNICIPALS -- CONTINUED
                MICHIGAN -- CONTINUED
 $    2,800,000 Michigan Higher Education Student Loan Authority, Refunding
                Revenue Bonds (Series X11-B) Weekly VRDNs (AMBAC INS)/
                (Kredietbank N.V., Brussels LIQ)                                                           $  2,800,000
      3,100,000 Michigan Job Development Authority, Limited Obligation Revenue
                Bonds Weekly VRDNs (Andersons Project)/(Morgan Guaranty Trust
                LOC)                                                                                          3,100,000
      3,000,000 Michigan State Building Authority, (Series 1), 3.65% CP (Canadian
                Imperial Bank of Commerce, Toronto LOC), Mandatory Tender
                12/12/1996                                                                                    3,000,000
        310,000 Michigan State Hospital Finance Authority, (Series 1994) Weekly
                VRDNs (Mt. Clemens General Hospital)/(Comerica Bank, Detroit,
                MI LOC)                                                                                         310,000
      2,700,000 Michigan State Hospital Finance Authority, (Series A) Weekly VRDNs
                (OSF Health Care Systems)                                                                     2,700,000
      2,000,000 Michigan State Hospital Finance Authority, Hospital Equipment
                Loan Program Bonds (Series A) Weekly VRDNs (First of America
                Bank - Michigan LOC)                                                                          2,000,000
      2,000,000 Michigan State Housing Development Authority, (Series 1990 B)
                CR-71, 3.70% TOBs, (Citibank N.A., New York LIQ) Optional
                Tender 12/1/1996                                                                              2,000,000
      4,870,000 Michigan State Housing Development Authority, Revenue Bonds


                (Series A), 3.60% CP (Credit Suisse, Zurich LOC), Mandatory Tender
                11/21/1996                                                                                    4,870,000
      1,500,000 Michigan State Trunk Line, Refunding Bonds (Series B), 4.00% Bonds
                (FGIC INS), 11/15/1996                                                                        1,500,138
      1,445,000 Michigan State, Recreation Program (Series 1992), 4.85% Bonds,
                11/1/1996                                                                                     1,445,000
      2,000,000 Michigan Strategic Fund Weekly VRDNs (Tesco Engineering)/(Bank
                of Tokyo-Mitsubishi Ltd. LOC)                                                                 2,000,000
      4,000,000 Michigan Strategic Fund, (Series 1989) Weekly VRDNs (Hi-Lex
                Controls Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                                            4,000,000
      5,620,000 Michigan Strategic Fund, (Series 1991) Weekly VRDNs (AGA Gas,
                Inc.)/(Svenska Handelsbanken, Stockholm LOC)                                                  5,620,000
        900,000 Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood
                Industries, Inc. Project)/(NBD Bank, Michigan LOC)                                              900,000





MICHIGAN MUNICIPAL CASH TRUST



   PRINCIPAL
    AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
                MICHIGAN -- CONTINUED
 $    1,500,000 Michigan Strategic Fund, Adjustable Rate Limited Obligation
                Revenue and Revenue Refunding Bonds (Series 1996) Weekly VRDNs
                (C-Tec, Inc.)/(SunTrust Bank, Atlanta LOC)                                                 $  1,500,000
      6,000,000 Michigan Strategic Fund, Limited Obligation PCR (Series 1993)
                Weekly VRDNs (Allied-Signal, Inc.)                                                            6,000,000
        995,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Rowe Thomas Company Project)/(Comerica
                Bank, Detroit, MI LOC)                                                                          995,000
      1,100,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1991) Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(National
                Australia Bank, Ltd., Melbourne LOC)                                                          1,100,000
      3,860,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Bear Lake Associates Project)/(Old Kent Bank
                & Trust Co., Grand Rapids LOC)                                                                3,860,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Hercules Drawn Steel Corporation Project)/
                (KeyBank, N.A. LOC)                                                                           1,000,000
      2,870,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (J.R. Automation Technologies Project)/(Old
                Kent Bank & Trust Co., Grand Rapids LOC)                                                      2,870,000
      1,020,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series


                1995) Weekly VRDNs (RSR Project)/(Old Kent Bank & Trust Co.,
                Grand Rapids LOC)                                                                             1,020,000
      3,800,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1995) Weekly VRDNs (Wayne Disposal-Oakland, Inc. Project)/
                (Comerica Bank, Detroit, MI LOC)                                                              3,800,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (ACI Properties, L.L.C. Project)/(Comerica
                Bank, Detroit, MI LOC)                                                                        1,000,000
      2,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (AVL North America, Inc. Project)/(NBD Bank,
                Michigan LOC)                                                                                 2,000,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (Akemi, Inc.)/(Comerica Bank, Detroit, MI LOC)                             1,000,000





MICHIGAN MUNICIPAL CASH TRUST



   PRINCIPAL
    AMOUNT                                                                                                  VALUE
 (a)SHORT-TERM MUNICIPALS -- CONTINUED
               MICHIGAN -- CONTINUED
 $    1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (Echo Properties, L.L.C. Project)/(Comerica
                Bank, Detroit, MI LOC)                                                                     $  1,000,000
      2,700,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (G & T Real Estate Investments Co., L.L.C.)/
                (NBD Bank, Michigan LOC)                                                                      2,700,000
      1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds (Series
                1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank,
                Detroit, MI LOC)                                                                              1,000,000
      3,300,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds Weekly
                VRDNs (Hess Industries, Inc.)/(Norwest Bank Minnesota,
                Minneapolis LOC)                                                                              3,300,000
      1,900,000 Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A)
                Weekly VRDNs (Detroit Metropolitan Wayne County Airport)/
                (Bayerische Landesbank Girozentrale LOC)                                                      1,900,000
      3,000,000 Woodhaven, MI School District, State Aid Notes, 4.125% TRANs,
                4/30/1997                                                                                     3,003,194
                 Total                                                                                       98,129,214
                PUERTO RICO -- 3.8%
      4,000,000 Puerto Rico Government Development Bank, 3.65% CP, Mandatory
                Tender 2/14/1997                                                                              4,000,000


                VIRGIN ISLANDS -- 1.9%
      2,000,000 Virgin Islands HFA, Single Family Mortgage Revenue Refunding
                Bonds (1995 Series B), 3.50% TOBs (Trinity Funding Company INV),
                Mandatory Tender 11/1/1996                                                                    2,000,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(b)                     $104,129,214




    Securities that are subject to the alternative minimum tax represent 53.3% of the portfolio as calculated based upon total portfolio market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

    Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

    At October 31, 1996, the portfolio securities were rated as follows:

    TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

    FIRST TIER      SECOND TIER


      100.00%        0.00%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($103,889,129) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
CP -- Commercial Paper
EDC -- Economic Development Commission
EDRB -- Economic Development Revenue Bond
FGIC -- Financial Guaranty Insurance Company
GO -- General Obligation
HFA -- Housing Finance Authority
INS -- Insured
INV -- Investment Agreement
LIQ -- Liquidity Agreement
LOC -- Letter of Credit
LT -- Limited Tax
MBIA -- Municipal Bond Investors Assurance
PCR -- Pollution Control Revenue
RANs -- Revenue Anticipation Notes
TANs -- Tax Anticipation Notes
TOBs -- Tender Option Bonds
TRANs -- Tax and Revenue Anticipation Notes
VRDNs -- Variable Rate Demand Notes



(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
Statement of Assets and Liabilities

OCTOBER 31, 1996


 ASSETS:
 Total investments in securities, at amortized cost and value                        $  104,129,214
 Income receivable                                                                          615,979
 Receivable for shares sold                                                                      92
 Deferred expenses                                                                            6,160
   Total assets                                                                         104,751,445
 LIABILITIES:
 Income distribution payable                                           $  59,587
 Payable to Bank                                                         759,097
 Accrued expenses                                                         43,632
   Total liabilities                                                                        862,316
 Net Assets for 103,889,129 shares outstanding                                       $  103,889,129
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $92,275,457 / 92,275,457 shares outstanding                                                  $1.00
 INSTITUTIONAL SHARES:
 $11,613,672 / 11,613,672 shares outstanding                                                  $1.00




(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1996


 INVESTMENT INCOME:
 Interest                                                                              $  2,505,244
 EXPENSES:
 Investment advisory fee                                                  $ 337,325
 Administrative personnel and services fee                                  145,082
 Custodian fees                                                              19,809
 Transfer and dividend disbursing agent fees and expenses                    48,098
 Directors'/Trustees' fees                                                    1,352
 Auditing fees                                                                8,396
 Legal fees                                                                   3,893
 Portfolio accounting fees                                                   49,950
 Shareholder services fee -- Institutional Service Shares                   152,832
 Shareholder services fee -- Institutional Shares                            15,830
 Share registration costs                                                    46,293
 Printing and postage                                                        14,277
 Insurance premiums                                                           6,540
 Miscellaneous                                                                2,435
     Total expenses                                                         852,112
 Waivers and reimbursements --
         Waiver of investment advisory fee                    $ (337,325)
         Waiver of shareholder services fee --
         Institutional Service Shares                            (73,359)
         Waiver of shareholder services fee --
         Institutional Shares                                    (15,830)
         Reimbursement of other operating expenses               (94,212)
                Total waivers and reimbursements                           (520,726)


                 Net expenses                                                               331,386
                  Net investment income                                                $  2,173,858




(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS



                                                                           YEAR             PERIOD
                                                                          ENDED             ENDED
                                                                        OCTOBER 31,       OCTOBER 31,
                                                                           1996            1995(a)
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                                 $    2,173,858     $   235,600
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Service Shares                                             (1,958,685)       (235,600)
  Institutional Shares                                                       (215,173)        --
  Change in net assets resulting from distributions to shareholders        (2,173,858)       (235,600)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                             318,706,288      41,468,554
 Net asset value of shares issued to shareholders in payment
 of distributions declared                                                  1,590,062         229,562
 Cost of shares redeemed                                                 (246,540,494)     (11,564,843)
  Change in net assets resulting from share transactions                   73,755,856       30,133,273
  Change in net assets                                                     73,755,856       30,133,273
 NET ASSETS:
 Beginning of period                                                       30,133,273            --
 End of period                                                         $  103,889,129     $ 30,133,273




(a) For the period from June 20, 1995 (date of initial public investment) to October 31, 1995.
(See Notes which are an integral part of the Financial Statements)

MICHIGAN MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1996

1. ORGANIZATION

Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

Effective March 2, 1996 the Fund added Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

  USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1996, capital paid-in aggregated $103,889,129.

Transactions in shares were as follows:


                                                                            YEAR            PERIOD
                                                                           ENDED             ENDED
                                                                         OCTOBER 31,      OCTOBER 31,
                                                                            1996            1995(a)
INSTITUTIONAL SERVICE SHARES                                              SHARES            SHARES
 Shares sold                                                              286,548,847       41,468,554
 Shares issued to shareholders in payment of distributions declared         1,585,481          229,562
 Shares redeemed                                                         (225,992,144)     (11,564,843)
  Net change resulting from Institutional Service Shares transactions      62,142,184       30,133,273
                                                                                  PERIOD ENDED
                                                                                   OCTOBER 31,
                                                                           1996(b)            1995
 INSTITUTIONAL SHARES                                                      SHARES            SHARES
 Shares sold                                                              32,157,441              --
 Shares issued to shareholders in payment of distributions                     4,581              --
 declared
 Shares redeemed                                                         (20,548,350)            --
  Net change resulting from Institutional Shares transactions             11,613,672             --
  Net change resulting from Fund share transactions                       73,755,856        30,133,273




(a) For the period from June 20, 1995 (date of initial public investment) to October 31, 1995.

(b) For the period from March 2, 1996 (date of initial public investment) to October 31, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE -- Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expense of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimburse at any time at its sole discretion.

  ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES -- Organizational expenses of $18,618 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five-year period following effective date. For the period ended October 31, 1996, the Fund paid $1,655 pursuant to this agreement.

  INTERFUND TRANSACTIONS -- During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
  Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $155,639,000 and $143,539,000, respectively.



  GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

  Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 75.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.7% of total investments.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of FEDERATED MUNICIPAL TRUST
(MICHIGAN MUNICIPAL CASH TRUST):

We have audited the accompanying statement of assets and liabilities of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP


Pittsburgh, Pennsylvania
December 13, 1996


ADDRESSES

Michigan Municipal Cash Trust
    Institutional Service Shares       Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Distributor
    Federated Securities Corp.         Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Investment Adviser
    Federated Management               Federated Investors Tower
                                       Pittsburgh, PA 15222-3779

Custodian
    State Street Bank and              P.O. Box 8600
    Trust Company                      Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
    Federated Shareholder              P.O. Box 8600
    Services Company                   Boston, MA 02266-8600

Independent Public Accountants
    Arthur Andersen LLP                2100 One PPG Place


                                       Pittsburgh, PA 15222


MICHIGAN MUNICIPAL
CASH TRUST

(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
INSTITUTIONAL SERVICE SHARES

PROSPECTUS

A Portfolio of
Federated Municipal Trust,
an Open-End Management
Investment Company

Prospectus dated December 31, 1996

[Graphic]

Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.


Cusip 314229725
G01212-01 (12/96)


                        MICHIGAN MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                             INSTITUTIONAL SHARES
                         INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectuses of Michigan Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                      Statement dated December 31, 1996
Logo
Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 314229667
Cusip 314229725
G01212 02 (12/96)


INVESTMENT POLICIES                             1

 Acceptable Investments                         1
 Participation Interests                        1
 Municipal Leases                               1
 Ratings                                        1
 When-Issued and Delayed Delivery Transactions  1
 Repurchase Agreements                          2
 Credit Enhancement                             2
INVESTMENT LIMITATIONS                          2

FEDERATED MUNICIPAL TRUST MANAGEMENT            5

 Share Ownership                                8
 Trustees Compensation                          9
 Trustee Liability                              9
INVESTMENT ADVISORY SERVICES                   10

 Investment Adviser                            10
 Advisory Fees                                 10
BROKERAGE TRANSACTIONS                         10

OTHER SERVICES                                 10

 Fund Administration                           10
 Custodian and Portfolio Accountant            11
 Transfer Agent                                11
 Independent Public Accountants                11
SHAREHOLDER SERVICES                           11

DETERMINING NET ASSET VALUE                    11


REDEMPTION IN KIND                             12

MASSACHUSETTS PARTNERSHIP LAW                  12

THE FUND'S TAX STATUS                          12

PERFORMANCE INFORMATION                        12

 Yield                                         12
 Effective Yield                               12
 Tax-Equivalent Yield                          13
 Tax-Equivalency Table                         13
 Total Return                                  14
 Performance Comparisons                       14
 Economic and Market Information               14
ABOUT FEDERATED INVESTORS                      14

 Mutual Fund Market                            15
 Institutional Clients                         15
 Trust Organizations                           15
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                 15
APPENDIX                                       16





INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS
The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc.


(`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
MICHIGAN INVESTMENT RISKS
Michigan's economy continues to be among the most cyclical of states, remaining heavily dependent on domestic auto production and durable goods consumption. While manufacturing comprises 23% of the total jobs in the state, relative to 17% nationally, it comprises a lesser share than in the 1970s when it was 35%. The automobile industry has reduced its share of employment to 6.9% of total employment, compared with 10.8% in 1979. In fact, Michigan's economy continues to shift away from durable goods manufacturing to a more diversified base reliant on services and trade. This shift to jobs in service and trade industries has, however, resulted in declines in per capita income relative to the nation.
As of June 1995, unemployment stood at 6.2%, still above the national level of 5.6%. However, the economic recovery from the early 1990s recession has proved hearty in Michigan as employment levels reached an all-time high, attracting more workers into the labor force.
On August 19, 1993, the Governor of Michigan signed into law Act 145, Public Acts of Michigan, 1993 (Act 145), a measure which significantly impacted financing of primary and secondary school operations and which has resulted in additional property tax and school reform legislation. Michigan's school finance reform shifts the responsibility of funding schools away from the local district and their real property tax bases to the state and an earmarked portion of sales taxes. Moreover, the state government is also subject to a revenue raising cap which is tied to the annual state personal income growth. The margin between existing revenue and the constitutional cap is greatly narrowed now that the state absorbs the costs of funding the local schools. Over the long term the cap may reduce the state's flexibility to deal with adverse financial developments.

Concerning Michigan's fiscal policy, the state has proven that it can maintain a balanced budget, low debt levels and high reserves. While the state's Rainy Day Fund was drawn down substantially during fiscal years 1990-92 in order to meet budget needs of the state during fiscal stress, spending restraint and an improved economy enabled the state to begin to restore balances in fiscal 1993. By the end of fiscal 1995, the Budget Stabilization Fund reached an historically high level with a continuation of this position currently projected for the year ending September 30, 1996.

While Michigan's economy is in good standing now because of conservative budgeting practices and the improved economy, the enduring effectiveness of the state's financial management will continue to be tested by economic cycles.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.
ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.


LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.
INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES
The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.


INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.''


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee


President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932


Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way


100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower


Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower


Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management


Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus


Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding Shares.

As of December 2, 1996, the following shareholder(s) of record owned 5% or more of the outstanding shares of the Michigan Municipal Cash Trust - Institutional Shares: Sunatco Partnership, Hancock, MI, ( 11.51%); and First Mar & Co., Marquette, MI, ( 71.16%).
As of December 2, 1996, the following shareholder(s) of record owned 5% or more of the outstanding shares of the Michigan Municipal Cash Trust - Institutional Service Shares: Enbanco, Traverse City, MI, ( 5.80%); McDonald & Co. Securities, Inc., Cincinnati, OH, (37.98%); Walbridge-White, Detroit, MI, (6.20%); and Metamora Products Corporation, ( 5.05%).




TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +




John F. Donahue       $0           $0 for the Trust and
Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


Gregor F. Meyer       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Michigan Municipal Cash Trust, the Fund,or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Michigan Municipal Cash Trust.

ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended October 31, 1996, and for the period from June 20, 1995 (date of initial public investment) to October 31, 1995, the adviser earned $337,325, and $32,107, respectively, of which $337,325 and $32,107 respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the period from March 2, 1996 (date of initial public investment) to October 31, 1996, Institutional Shares of the Fund paid no brokerage commissions. During the fiscal year ended October 31, 1996, Institutional Service Shares of the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31, 1996, and for the period from June 20, 1995 (date of initial public investment) to October 31, 1995, the Administrators earned $145,082,and $45,548, respectively.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
SHAREHOLDER SERVICES


This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders;
(2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the period from March 2,1996 (date of initial public investment) to October 31, 1996, the Fund paid shareholder service fees in the amount of $15,830 on behalf of Institutional Shares, all of which were waived. For the fiscal year ended October 31, 1996, the Fund paid shareholder service fees in the amount of $152,832 on behalf of Institutional Service Shares, of which $73,359 were waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at


$1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.


YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended October 31, 1996, the yield for Institutional Shares and Institutional Service Shares was 3.35% and 3.22%, respectively.

EFFECTIVE YIELD
The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended October 31, 1996, the effective yield for Institutional Shares and Institutional Service Shares was 3.41%, and 3.27%, respectively.

TAX-EQUIVALENT YIELD
The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 44% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.

For the seven-day period ended October 31, 1996, the tax-equivalent yield for Institutional Shares and Institutional Service Shares was 5.98%,and 5.75%, respectively.

TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                       TAXABLE YIELD EQUIVALENT FOR 1996

                     STATE OF MICHIGAN

                COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              19.40%  32.40%     35.40%      40.40%     44.00%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER


    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.86%    2.22%     2.32%      2.52%       2.68%
     2.00%     2.48%    2.96%     3.10%      3.36%       3.57%
     2.50%     3.10%    3.70%     3.87%      4.19%       4.46%
     3.00%     3.72%    4.44%     4.64%      5.03%       5.36%
     3.50%     4.34%    5.18%     5.42%      5.87%       6.25%
     4.00%     4.96%    5.92%     6.19%      6.71%       7.14%
     4.50%     5.58%    6.66%     6.97%      7.55%       8.04%
     5.00%     6.20%    7.40%     7.74%      8.39%       8.93%
     5.50%     6.82%    8.14%     8.51%      9.23%       9.82%
     6.00%     7.44%    8.88%     9.29%     10.07%      10.71%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Cumulative total return reflects the total performance over a specific period of time. For the period from March 2, 1996 (date of initial public investment) through October 31, 1996, the cumulative total return for Institutional Shares was 2.19%. This total return is representative of only eight months of activity since the date of initial public investment. For the one- year period ended October 31, 1996 and for the period from June 20, 1995 (date of initial public investment) through October 31, 1996 the average annual total returns were 3.26% and 3.38%, respectively, for Institutional Service Shares.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson,


Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.

FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.






GEORGIA MUNICIPAL CASH TRUST
(A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
PROSPECTUS


The Shares of Georgia Municipal Cash Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Federated Municipal Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests primarily in short-term Georgia municipal securities, including securities of states, territories, and possessions of the United States which are not issued by or on behalf of Georgia, or its political subdivisions and financing authorities, but which provide current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. BECAUSE THE FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated December 31, 1996



TABLE OF CONTENTS

--------------------------------------------------------------------------------


SUMMARY OF FUND EXPENSES                                                       1

------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                           2

------------------------------------------------------


GENERAL INFORMATION                                                            3

------------------------------------------------------


INVESTMENT INFORMATION                                                         3


------------------------------------------------------


  Investment Objective                                                         3


  Investment Policies                                                          3


  Georgia Municipal Securities                                                 5


  Investment Risks                                                             6


  Investment Limitations                                                       6


FUND INFORMATION                                                               7


------------------------------------------------------


  Management of the Fund                                                       7


  Distribution of Shares                                                       8


  Administration of the Fund                                                   8



NET ASSET VALUE                                                                9

------------------------------------------------------


HOW TO PURCHASE SHARES                                                         9


------------------------------------------------------


  Special Purchase Features                                                   10



HOW TO REDEEM SHARES                                                          10


------------------------------------------------------


  Special Redemption Features                                                 11



ACCOUNT AND SHARE INFORMATION                                                 11

------------------------------------------------------


TAX INFORMATION                                                               12

------------------------------------------------------

  Federal Income Tax                                                          12


  State and Local Taxes                                                       13



PERFORMANCE INFORMATION                                                       13

------------------------------------------------------


FINANCIAL STATEMENTS                                                          14

------------------------------------------------------


REPORT OF INDEPENDENT
  PUBLIC ACCOUNTANTS                                                          26

------------------------------------------------------


ADDRESSES                                                                     27

------------------------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)........................................              None
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................              None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)......................              None
Redemption Fee (as a percentage of amount redeemed, if applicable)...........              None
Exchange Fee.................................................................              None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1).............................................             0.10%
12b-1 Fee....................................................................              None
Total Other Expenses.........................................................             0.49%
     Shareholder Services Fee................................................    0.25%
          Total Operating Expenses(2)........................................             0.59%

 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The Total Operating Expenses in the table above are based on expenses expected during the fiscal year ending October 31, 1997. The Total Operating Expenses were 0.46% for fiscal year ended October 31, 1996 and would have been 0.98% absent the voluntary waiver of a portion of the management fee.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                      EXAMPLE                           1 year     3 years     5 years     10 years
----------------------------------------------------    ------     -------     -------     --------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period...........      $6         $19         $33         $ 74


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




GEORGIA MUNICIPAL CASH TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.

                                                                            YEAR ENDED
                                                                            OCTOBER 31,
                                                                     ------------------------
                                                                       1996         1995(a)
                                                                     --------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $1.00        $1.00
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------
  Net investment income                                                  0.03         0.01
----------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------
  Distributions from net investment income                              (0.03)       (0.01)
----------------------------------------------------------------        -----
NET ASSET VALUE, END OF PERIOD                                          $1.00        $1.00
----------------------------------------------------------------        -----        -----
TOTAL RETURN(b)                                                          3.37%        0.73%
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------
  Expenses                                                               0.46%        0.25%*
----------------------------------------------------------------
  Net investment income                                                  3.31%        3.81%*
----------------------------------------------------------------
  Expense waiver/reimbursement (c)                                       0.52%        0.75%*
----------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------
  Net assets, end of period (000 omitted)                            $122,940     $111,278
----------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 1, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The Fund is designed for financial institutions acting in an agency or fiduciary capacity as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Fund may not be a suitable investment for retirement plans or for non-Georgia taxpayers because it invests in municipal securities of that state. A minimum initial investment of $10,000 over a 90-day period is required.


The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES


The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax and the income taxes imposed by the State of Georgia. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of Georgia and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax and the income taxes imposed by the State of Georgia ("Georgia Municipal Securities"). Examples of Georgia Municipal Securities include, but are not limited to:



     - tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

     - bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

     - municipal commercial paper and other short-term notes;

     - variable rate demand notes;

     - municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and


     - participation, trust, and partnership interests in any of the foregoing obligations.


     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

     PARTICIPATION INTERESTS. The Fund may purchase interests in Georgia Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Georgia Municipal Securities.

     MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other depository institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).


Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Georgia Municipal Securities is subject to the federal alternative minimum tax.

GEORGIA MUNICIPAL SECURITIES

Georgia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Georgia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Georgia Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Georgia Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Georgia Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Georgia Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Georgia Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Georgia Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.


Obligations of issuers of Georgia Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these risk considerations, the Fund's concentration in Georgia Municipal Securities may entail a greater level of risk than other types of money market funds.


INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.


     ADVISORY FEES. The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.


     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Fund shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:



                          AVERAGE AGGREGATE
MAXIMUM FEE                DAILY NET ASSETS
------------     ------------------------------------
   0.15%              on the first $250 million
   0.125%              on the next $250 million
   0.10%               on the next $250 million
   0.075%        on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 1:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $10,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION. Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.


PURCHASING SHARES BY WIRE. Shares may be purchased by Federal Reserve wire by calling the Fund before 1:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Georgia Municipal Cash Trust; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



PURCHASING SHARES BY CHECK. Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Georgia Municipal Cash Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


SPECIAL PURCHASE FEATURES


SYSTEMATIC INVESTMENT PROGRAM. A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.



REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION. Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.



REDEEMING SHARES BY TELEPHONE. Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time). Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.


Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.


REDEEMING SHARES BY MAIL. Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.


The written request should state: the Fund name; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING. Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD. Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM. If a shareholder's account has a value of at least $10,000, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 1:00 p.m. (Eastern time) begin earning dividends that day.



Shares purchased by check begin earning dividends the day after the check is converted into federal funds.


CAPITAL GAINS. The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CERTIFICATES AND CONFIRMATIONS. As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund or Federated Shareholder Services Company in writing. Monthly confirmations are sent to report all transactions as well as dividends paid during the month.


ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.


VOTING RIGHTS. Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights; except that in matters affecting only a particular portfolio, only shareholders of that portfolio are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.



TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.


The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than Georgia. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

GEORGIA TAXES. Under existing Georgia law, shareholders of the Fund will not be subject to individual or corporate Georgia income taxes on distributions from the Fund to the extent that such distributions represent exempt-interest dividends for federal income tax purposes that are attributable to (1) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions, or (2) interest on obligations of the United States or of any other issuer whose obligations are exempt from state income taxes under federal law. Distributions, if any, derived from capital gains or other sources generally will be taxable for Georgia income tax purposes to shareholders of the Fund who are subject to the Georgia income tax.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return.


Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Fund's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ---------------------------------------------------------------    ------------
(a)SHORT-TERM MUNICIPALS--98.8%
-------------------------------------------------------------------------------
                GEORGIA--96.4%
                ---------------------------------------------------------------
$ 1,000,000     Athens, GA Water & Sewer District, (Series A), 7.60% Bonds         $  1,026,895
                (United States Treasury PRF), 1/1/1997 (@102)
                ---------------------------------------------------------------
  5,000,000     Athens-Clarke County, GA IDA, (Series 1988), 3.70% CP (Rhone          5,000,000
                Merieux, Inc. Project)/(Societe Generale, Paris LOC), Mandatory
                Tender 11/18/1996
                ---------------------------------------------------------------
  1,600,000     Atlanta, GA, Urban Residential Finance Authority, Multifamily         1,600,000
                Housing Revenue Bonds (Series 1995) Weekly VRDNs (West End
                Housing Development Project)/(First Union National Bank,
                Charlotte, NC LOC)
                ---------------------------------------------------------------
  4,800,000     Atlanta, GA, Urban Residential Finance Authority, Multifamily         4,800,000
                Rental Housing Revenue Refunding Bonds (Series 1988A), 3.90%
                TOBs (West Paces Club Towers Project)/(Sanwa Bank Ltd, Osaka
                LOC), Optional Tender 11/1/1996
                ---------------------------------------------------------------
  2,500,000     Brunswick and Glynn County, GA Development Authority, Multi-          2,500,000
                Mode Variable Rate IDRB (Series 1996) Weekly VRDNs (Daewoo
                Equipment Corp.)/(KeyBank, N.A. LOC)
                ---------------------------------------------------------------
  3,925,000     Brunswick, GA, Housing Authority, (Series S93) Weekly VRDNs           3,925,000
                (Island Square Apartments)/(Columbus Bank and Trust Co.,
                GA LOC)
                ---------------------------------------------------------------
  3,400,000     Burke County, GA Development Authority, (Series 1992A), 3.65%         3,400,000
                CP (Oglethorpe Power Corp.)/(Credit Suisse, Zurich LOC),
                Mandatory Tender 1/23/1997
                ---------------------------------------------------------------
  1,950,000     Carrolton, GA Payroll Development Authority, (Series 1993)            1,950,000
                Weekly VRDNs (Sunox, Inc. Project)/(First Union National Bank,
                Charlotte, NC LOC)
                ---------------------------------------------------------------
  1,885,000     Cherokee County, GA Development Authority, IDRB Weekly VRDNs          1,885,000
                (Morrison Products, GA)/(KeyBank, N.A. LOC)
                ---------------------------------------------------------------
  2,300,000     Clayton County, GA Development Authority, (Series 1994) Weekly        2,300,000
                VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank N.A., New York
                LOC)
                ---------------------------------------------------------------


GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ---------------------------------------------------------------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
                GEORGIA--CONTINUED
                ---------------------------------------------------------------
$ 1,800,000     Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs               $  1,800,000
                (Consolidated Engineering Company, Inc. Project)/(NationsBank,
                South LOC)
                ---------------------------------------------------------------
  1,365,000     Cobb County, GA, Water & Sewer, 5.00% Bonds, 7/1/1997                 1,374,656
                ---------------------------------------------------------------
  1,170,000     Columbia County, GA Development Authority, (Series 1991) Weekly       1,170,000
                VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank of Georgia
                N.A., Atlanta LOC)
                ---------------------------------------------------------------
  1,330,000     Columbus, GA IDA, (Series 90B) Weekly VRDNs (R. P. Real Estate,       1,330,000
                Inc.)/(Columbus Bank and Trust Co., GA LOC)
                ---------------------------------------------------------------
  3,000,000     Coweta County, GA IDA, (Series 1995) Weekly VRDNs (Lanelco            3,000,000
                L.L.C. Project)/(NBD Bank, Michigan LOC)
                ---------------------------------------------------------------
  6,000,000     Crisp County, GA Development Authority, (Series B), 4.10% TOBs        6,000,000
                (Masonite Corporation)/(International Paper Co. GTD), Optional
                Tender 9/1/1997
                ---------------------------------------------------------------
  3,250,000     Dalton, GA, 3.98% TANs, 12/31/1996                                    3,250,931
                ---------------------------------------------------------------
  1,580,000     De Kalb County, GA Development Authority, (Series 1992) Weekly        1,580,000
                VRDNs (House of Cheatham, Inc. Project)/(NationsBank, South
                LOC)
                ---------------------------------------------------------------
    600,000     De Kalb County, GA Development Authority, (Series 1993) Weekly          600,000
                VRDNs (Pet, Inc.)/(PNC Bank, N.A. LOC)
                ---------------------------------------------------------------
  2,950,000     Douglas County, GA School District, 3.75% TANs, 12/31/1996            2,952,356
                ---------------------------------------------------------------
  1,000,000     Floyd County, GA, (Series 1996), 3.49% TANs, 12/31/1996               1,000,142
                ---------------------------------------------------------------
  1,000,000     Forsythe County, GA Development Authority, IDRB (Series 1995)         1,000,000
                Weekly VRDNs (American BOA, Inc. Project)/(Dresdner Bank Ag,
                Frankfurt LOC)
                ---------------------------------------------------------------
  1,000,000     Fulton County, GA Building Authority, 8.20% Bonds (United             1,027,513
                States Treasury PRF), 1/1/1997 (@102)
                ---------------------------------------------------------------
  2,335,000     Fulton County, GA Housing Authority, Multifamily Housing              2,335,000
                Revenue Bonds (Series 1993) Weekly VRDNs (Provence North
                Apartments Project)/(Federal Home Loan Bank of Atlanta LOC)
                ---------------------------------------------------------------


GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ---------------------------------------------------------------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
                GEORGIA--CONTINUED
                ---------------------------------------------------------------
$ 3,655,000     Fulton County, GA IDA Weekly VRDNs (C.K.S. Packaging, Inc.)/       $  3,655,000
                (SouthTrust Bank of Georgia, Atlanta LOC)
                ---------------------------------------------------------------
  1,000,000     Fulton County, GA School District, 7.625% Bonds (United States        1,047,552
                Treasury PRF), 5/1/1997 (@103)
                ---------------------------------------------------------------
  2,000,000     Georgia State Port Authority, (Series 1996A) Weekly VRDNs             2,000,000
                (Colonel's Island Terminal)/(SunTrust Bank, Atlanta LOC)
                ---------------------------------------------------------------
  4,585,000     Georgia State HFA, (Series 1990C), 3.75% TOBs (First National         4,585,000
                Bank of Chicago LIQ), Optional Tender 12/1/1996
                ---------------------------------------------------------------
  4,000,000     Georgia State Municipal Gas Authority, Gas Revenue Bonds              4,000,000
                (Series D), 3.60% CP (Wachovia Bank of NC, N.A., Winston-Salem
                LOC), Mandatory Tender 11/21/1996
                ---------------------------------------------------------------
  2,000,000     Georgia State Municipal Gas Authority, Gas Revenue Bonds              2,000,000
                (Series D), 3.65% CP (Wachovia Bank of NC, N.A., Winston-Salem
                LOC), Mandatory Tender 11/19/1996
                ---------------------------------------------------------------
  1,000,000     Glynn County, GA, 3.60% TANs, 12/31/1996                              1,000,318
                ---------------------------------------------------------------
  1,000,000     Gwinnett County, GA School District, UT GO (Series B), 5.45%          1,004,756
                Bonds, 2/1/1997
                ---------------------------------------------------------------
  3,375,000     Jackson County, GA IDA, (Series 1996) Weekly VRDNs (Buhler            3,375,000
                Quality Yarns Corporation Project)/(Union Bank of Switzerland,
                Zurich LOC)
                ---------------------------------------------------------------
  3,180,000     La Grange, GA, Multifamily Housing Authority, Revenue Bonds,          3,180,000
                4.25% TOBs (Lee's Crossing Project Phase II)/(Barnett Bank,
                N.A. LOC), Optional Tender 11/1/1996
                ---------------------------------------------------------------
  3,000,000     La Grange, GA, Multifamily Housing Authority, Revenue Bonds,          3,000,000
                4.25% TOBs (Lee's Crossing Project Phase I)/(Barnett Bank, N.A.
                LOC), Optional Tender 11/1/1996
                ---------------------------------------------------------------
    660,000     Macon-Bibb County, GA Industrial Authority, IDRB (Series 1990)          660,000
                Weekly VRDNs (Diamond Plastics Corporation Project)/
                (Nationsbank, N.A. LOC)
                ---------------------------------------------------------------


GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ---------------------------------------------------------------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
                GEORGIA--CONTINUED
                ---------------------------------------------------------------
$ 5,000,000(b)  Marietta, GA Housing Authority, Multifamily Housing Revenue        $  5,000,000
                Bonds (Series 1995) Weekly VRDNs (Chalet Apartments Project)/
                (General Electric Capital Corp. LOC)
                ---------------------------------------------------------------
  1,600,000     Municipal Electric Authority of Georgia, (Series 1985A), 3.50%        1,600,000
                CP (Bayerische Landesbank Girozentrale, Credit Suisse, Zurich
                and Morgan Guaranty Trust Co., New York LOCs), Mandatory Tender
                12/10/1996
                ---------------------------------------------------------------
  3,000,000     Municipal Electric Authority of Georgia, (Series 1994B), 3.50%        3,000,000
                CP (ABN AMRO Bank N.V., Amsterdam LOC), Mandatory Tender
                12/10/1996
                ---------------------------------------------------------------
  2,000,000     Municipal Electric Authority of Georgia, (Series 1994B), 3.80%        2,000,000
                CP (ABN AMRO Bank N.V., Amsterdam LOC), Mandatory Tender
                1/15/1997
                ---------------------------------------------------------------
  4,000,000     Municipal Electric Authority of Georgia, (Series 1996A), 4.75%        4,006,574
                Bonds (AMBAC INS), 1/1/1997
                ---------------------------------------------------------------
  1,000,000     Richmond County, GA Development Authority, Solid Waste Disposal       1,000,000
                Revenue Bonds, (Series 1995) Weekly VRDNs (Federal Paper Board
                Co., Inc.)/(Wachovia Bank of Georgia N.A.,
                Atlanta LOC)
                ---------------------------------------------------------------
  1,000,000     Rockdale County, GA Development Authority, (Series 1995) Weekly       1,000,000
                VRDNs (Great Southern Wood Preserving Co.)/(SunTrust Bank,
                Central Florida LOC)
                ---------------------------------------------------------------
  4,600,000     Roswell, GA Housing Authority, Multifamily Housing Refunding          4,600,000
                Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.
                Project)/(Northern Trust Co., Chicago, IL LOC)
                ---------------------------------------------------------------
  1,000,000     Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania          1,000,000
                Yarn Systems, Inc. Project)/(SunTrust Bank, Atlanta LOC)
                ---------------------------------------------------------------
  1,000,000     Wayne County, GA, IDA, Revenue Bonds, (Series 1995) Weekly            1,000,000
                VRDNs (Harsco Corp.)/(NationsBank, N.A. LOC)
                ---------------------------------------------------------------
  4,000,000     Whitfield County, GA Development Authority Weekly VRDNs               4,000,000
                (Franklin Industries Inc., Project)/(NationsBank, N.A. LOC)
                ---------------------------------------------------------------


GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------     ---------------------------------------------------------------    ------------
SHORT-TERM MUNICIPALS--CONTINUED
-------------------------------------------------------------------------------
                GEORGIA--CONTINUED
                ---------------------------------------------------------------
$ 2,350,000     Whitfield County, GA Development Authority, (Series 1996)          $  2,350,000
                Weekly VRDNs (AMC International, Inc. Project)/(SouthTrust Bank
                of Alabama, Birmingham LOC)
                ---------------------------------------------------------------
  1,565,000     Winder-Barrow Industrial Building Authority, (Series 1996)            1,565,000
                Weekly VRDNs (Windor Builders Supply, Inc. Project)/(National
                Bank of Canada, Montreal LOC)
                ---------------------------------------------------------------    ------------
                Total                                                               118,436,693
                ---------------------------------------------------------------    ------------
                PUERTO RICO--2.4%
                ---------------------------------------------------------------
  3,000,000     Puerto Rico Government Development Bank, 3.65% CP, Mandatory          3,000,000
                Tender 2/14/1997
                ---------------------------------------------------------------    ------------
                TOTAL INVESTMENTS (AT AMORTIZED COST)(c)                           $121,436,693
                ---------------------------------------------------------------    ------------


Securities that are subject to Alternative Minimum Tax represent 57.0% of the portfolio as calculated based upon total market value.

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1 and F-2 by Fitch Investors Service, Inc. Are all considered rated in one of the two highest short-term rating categories.

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSRO's in different rating categories should be identified as a First or Second Tier security.

     At October 31, 1996, the portfolio securities were rated as follows:

     TIER RATING PERCENTAGE BASED ON TOTAL MARKET VALUE (UNAUDITED)

FIRST TIER       SECOND TIER
-----------      ------------
  95.06%            4.94%


(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $5,000,000, which represents 4.1% of net assets.

(c) Also represents cost for federal tax purposes.

GEORGIA MUNICIPAL CASH TRUST
--------------------------------------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets
      ($122,940,033) at October 31, 1996.

The following acronyms are used throughout this portfolio:

AMBAC   --American Municipal Bond Assurance Corporation
CP      --Commercial Paper
GO      --General Obligation
GTD     --Guaranty
HFA     --Housing Finance Authority
IDA     --Industrial Development Authority
IDRB    --Industrial Development Revenue Bond
INS     --Insured
LIQ     --Liquidity Agreement
LOC(s)  --Letter of Credit(s)
PRF     --Prerefunded
TANs    --Tax Anticipation Notes
TOBs    --Tender Option Bonds
UT      --Unlimited Tax
VRDNs   --Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                       $121,436,693
-------------------------------------------------------------------------------
Cash                                                                                    697,216
-------------------------------------------------------------------------------
Income receivable                                                                       964,697
-------------------------------------------------------------------------------
Receivable for shares sold                                                                1,403
-------------------------------------------------------------------------------
Deferred expenses                                                                        22,800
-------------------------------------------------------------------------------    ------------
     Total assets                                                                   123,122,809
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Payable for shares redeemed                                            $  2,297
--------------------------------------------------------------------
Income distribution payable                                             128,766
--------------------------------------------------------------------
Accrued expenses                                                         51,713
--------------------------------------------------------------------   --------
     Total liabilities                                                                  182,776
-------------------------------------------------------------------------------    ------------
NET ASSETS for 122,940,033 shares outstanding                                      $122,940,033
-------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------
$122,940,033 / 122,940,033 shares outstanding                                             $1.00
-------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1996

--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Interest                                                                               $4,425,034
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                   $ 586,560
----------------------------------------------------------------------
Administrative personnel and services fee                                   125,000
----------------------------------------------------------------------
Custodian fees                                                               25,024
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     20,430
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     1,425
----------------------------------------------------------------------
Auditing fees                                                                 8,396
----------------------------------------------------------------------
Legal fees                                                                    2,470
----------------------------------------------------------------------
Portfolio accounting fees                                                    41,104
----------------------------------------------------------------------
Shareholder services fee                                                    293,280
----------------------------------------------------------------------
Share registration costs                                                     32,351
----------------------------------------------------------------------
Printing and postage                                                          6,374
----------------------------------------------------------------------
Insurance premiums                                                            6,189
----------------------------------------------------------------------
Miscellaneous                                                                 7,225
----------------------------------------------------------------------    ---------
     Total expenses                                                       1,155,828
----------------------------------------------------------------------
Waivers--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(559,762)
----------------------------------------------------------
  Waiver of shareholder services fee                           (54,088)
----------------------------------------------------------   ---------
     Total waivers                                                         (613,850)
----------------------------------------------------------------------    ---------
          Net expenses                                                                    541,978
-----------------------------------------------------------------------------------    ----------
               Net investment income                                                   $3,883,056
-----------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)

GEORGIA MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           YEAR ENDED         PERIOD ENDED
                                                        OCTOBER 31, 1996   OCTOBER 31, 1995(a)
                                                        ----------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                    $    3,883,056       $     663,846
------------------------------------------------------  ---------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                     (3,883,056)           (663,846)
------------------------------------------------------  ---------------   -----------------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                                594,865,591         276,631,071
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                             2,027,740             363,049
------------------------------------------------------
Cost of shares redeemed                                    (585,230,921)       (165,716,497)
------------------------------------------------------  ---------------   -----------------
     Change in net assets resulting from share
       transactions                                          11,662,410         111,277,623
------------------------------------------------------  ---------------   -----------------
          Change in net assets                               11,662,410         111,277,623
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                         111,277,623                  --
------------------------------------------------------  ---------------   -----------------
End of period                                            $  122,940,033       $ 111,277,623
------------------------------------------------------  ---------------   -----------------


(a) For the period from August 22, 1995 (date of initial public investment) to October 31, 1995.
(See Notes which are an integral part of the Financial Statements)






GEORGIA MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996

--------------------------------------------------------------------------------

(1) ORGANIZATION



Federated Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the State of Georgia consistent with stability of principal and liquidity.



(2) SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.



     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.



     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.




GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


     OTHER--Investment transactions are accounted for on the trade date.



(3) SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 1996, capital paid-in aggregated $122,940,033.



Transactions in shares were as follows:



                                                                   YEAR ENDED    PERIOD ENDED
                                                                  OCTOBER 31,    OCTOBER 31,
                                                                      1996         1995(a)
----------------------------------------------------------------  ------------   ------------
Shares sold                                                        594,865,591   276,631,071
----------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                             2,027,740       363,049
----------------------------------------------------------------
Shares redeemed                                                   (585,230,921)  (165,716,497)
----------------------------------------------------------------  ------------   -----------
  Net change resulting from share transactions                      11,662,410   111,277,623
----------------------------------------------------------------  ------------   -----------




(a) Reflects operations for the period from August 22, 1995 (date of initial public investment) to October 31, 1995.



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent




GEORGIA MUNICIPAL CASH TRUST

--------------------------------------------------------------------------------


for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES--Organizational expenses of $13,648 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended October 31, 1996, the Fund paid $1,062 pursuant to this agreement.



INTERFUND TRANSACTIONS--During the period ended October 31, 1996, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $337,190,000 and $392,439,429, respectively.



GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



(5) CONCENTRATION OF CREDIT RISK



Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 1996, 82.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.4% of total investments.



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of


FEDERATED MUNICIPAL TRUST
(Georgia Municipal Cash Trust):



We have audited the accompanying statement of assets and liabilities of Georgia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust, a Massachusetts business trust), including the schedule of portfolio of investments, as of October 31, 1996 and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Municipal Cash Trust (an investment portfolio of Federated Municipal Trust) as of October 31, 1996, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP



Pittsburgh, Pennsylvania


November 20, 1996



ADDRESSES
--------------------------------------------------------------------------------

Georgia Municipal Cash Trust
                                                            Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                  Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                        Federated Investors Tower
                                                            Pittsburgh, Pennsylvania 15222-3779
-----------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                       P.O. Box 8600
                Trust Company                               Boston, Massachusetts 02266-8600
-----------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company      P.O. Box 8600
                                                            Boston, Massachusetts 02266-8600

-----------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                         2100 One PPG Place
                                                            Pittsburgh, Pennsylvania 15222
-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                              GEORGIA MUNICIPAL
                                              CASH TRUST

                                              PROSPECTUS



                                              A Portfolio of Federated Municipal
                                              Trust,
                                              an Open-End Management
                                              Investment Company



                                              Prospectus dated December 31, 1996

LOGO
FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA 1522-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

Cusip 3142229691
G01204-01 (12/96)


                         GEORGIA MUNICIPAL CASH TRUST
                  (A PORTFOLIO OF FEDERATED MUNICIPAL TRUST)
                     STATEMENT OF ADDITIONAL INFORMATION

   This Statement of Additional Information should be read with the prospectus of Georgia Municipal Cash Trust (the ``Fund'), a portfolio of Federated Municipal Trust (the ``Trust') dated December 31, 1996. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PA 15222-3779
                        Statement dated December 31, 1996

FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the Fund and is a subsidiary of Federated Investors.
Cusip 314229691
G01204-02 (12/96)













INVESTMENT POLICIES                             1

 Acceptable Investments                         1
 Participation Interests                        1
 Municipal Leases                               1
 Ratings                                        1
 When-Issued and Delayed Delivery Transactions  1
 Repurchase Agreements                          2
 Credit Enhancement                             2
GEORGIA INVESTMENT RISKS                        2

INVESTMENT LIMITATIONS                          2

FEDERATED MUNICIPAL TRUST MANAGEMENT            4

 Share Ownership                                8
 Trustees Compensation                          9
 Trustee Liability                              9
INVESTMENT ADVISORY SERVICES                   10

 Investment Adviser                            10
 Advisory Fees                                 10
BROKERAGE TRANSACTIONS                         10

OTHER SERVICES                                 10

 Fund Administration                           10
 Custodian and Portfolio Accountant            11
 Transfer Agent                                11
 Independent Public Accountants                11


DETERMINING NET ASSET VALUE                    11

REDEMPTION IN KIND                             12

MASSACHUSETTS PARTNERSHIP LAW                  12

THE FUND'S TAX STATUS                          12

PERFORMANCE INFORMATION                        12

 Yield                                         12
 Effective Yield                               12
 Tax-Equivalent Yield                          12
 Tax-Equivalency Table                         13
 Total Return                                  14
 Performance Comparisons                       14
 Economic and Market Information               14
ABOUT FEDERATED INVESTORS                      14

 Mutual Fund Market                            15
 Institutional Clients                         15
 Trust Organizations                           15
 Broker/Dealers and Bank Broker/Dealer
  Subsidiaries                                 15
APPENDIX                                       16




INVESTMENT POLICIES


Unless indicated otherwise, the policies described below may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS
When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.
PARTICIPATION INTERESTS
The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.
MUNICIPAL LEASES
The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an `event of non-appropriation''); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (`NRSROs'') or be of comparable quality to securities having such ratings. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings


Group (`S&P''), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (`Moody's''), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. (`Fitch'') are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two NRSROs in one of their two highest rating categories. See `Regulatory Compliance.''
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund`s records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.



REPURCHASE AGREEMENTS
Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the `credit enhancer''), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.
GEORGIA INVESTMENT RISKS




Georgia's AAA rating by Fitch, Aaa rating by Moody's, and AA+ rating by S&P reflect the state's positive economic trends, conservative financial management, improved financial position, and low debt burden. While the state's economy was affected by the early 1990s recession, Georgia's economy has grown rapidly for the past two years with steady gains in employment and personal income per capita versus the national figure. Georgia ranks among the top five states in the nation in employment and total population growth reflecting the state's strong economic expansion. Job growth has been mainly centered in business and health services. Manufacturing employment grew slightly. Total non-farm employment grew 4.2% in 1995, well above the U.S. rate of 1.8%. As of April 1996, the state's unemployment rate was 4.2% while the national rate stood at 5.4%. The state's economy received a boost from the economic activity associated with the 1996 Olympic Games. The economic benefit of the games spawned considerable construction activity as well as additional revenue from the events.
The state closed fiscal 1995 with positive financial results, and the revenue shortfall reserve fully funded at $288 million (3.0% of revenues). The state expects to end fiscal 1996 with strong year-end balances.
Lottery Reserves will be increased to $128.8 million and the state has appropriated $103 million of fiscal 1996 surplus to pre-fund fiscal year 1997 debt service.

The fund's concentration in securities issued by Georgia and its political subdivisions provide a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of Georgia or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within Georgia; and the underlying fiscal condition of the state, its counties, and its municipalities.
INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN
The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.


ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests value of its total assets are outstanding.
PLEDGING ASSETS
The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.
LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or the Trust's Declaration of Trust.


INVESTING IN COMMODITIES
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate. UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
CONCENTRATION OF INVESTMENTS
The Fund will not invest 25% or more of the value of its total assets in any one industry, or in industrial development bonds or other securities the interest upon which is paid from revenues of similar types of projects, except that the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.
 The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES



The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL
The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.



For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be `cash items.'' Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.



The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

FEDERATED MUNICIPAL TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Municipal Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee


Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.






William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of


Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President and Trustee
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942


Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.




Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning


University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President


President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.




Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


John W. McGonigle
Federated Investors Tower


Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President , Secretary and Treasurer
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


     *This Trustee is deemed to be an ``interested person'' as defined in the Investment Company Act of 1940.
     @Member of the Executive Committee. The Executive Committee of the
      Board of Trustees handles the responsibilities of the Board between meetings of the Board.
As referred to in the list of Trustees and Officers, `Funds'' includes the following investment companies: 111 Corcoran Funds; Annuity Management


Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term

Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust;


The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Fund`s outstanding shares.

As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Georgia Municipal Cash Trust: Apps Dental, Inc. owned approximately 10,026,565 shares (8.25%); Cobatco owned approximately 21,019,708 shares (17.29%); Wachovia Bank of North Carolina owned approximately 26,515,367 shares (21.81%); Column Financial, Inc. owned approximately 7,854,640 shares (6.46%); and BHC Securities, Inc. owned approximately 12,596,222 shares (10.36%).


TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM                TOTAL COMPENSATION PAID
TRUST              TRUST*#              FROM FUND COMPLEX +


John F. Donahue       $0           $0 for the Trust and


Chairman and Trustee               54 other investment companies in the
                                        Fund Complex
Thomas G. Bigley++    $3,611       $86,331 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
John T. Conroy, Jr.   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
William J. Copeland   $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Glen R. Johnson       $0           $0 for the Trust and
President and Trustee              14 other investment companies in the
                                        Fund Complex
James E. Dowd         $3,934       $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Lawrence D. Ellis, M.D.            $3,611    $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Edward L. Flaherty, Jr.            $3,934    $115,760 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Peter E. Madden       $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Gregor F. Meyer       $3,611       $104,898 for the Trust and


Trustee                            54 other investment companies in the
                                        Fund Complex
John E. Murray, Jr.,  $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Wesley W. Posvar      $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex
Marjorie P. Smuts     $3,611       $104,898 for the Trust and
Trustee                            54 other investment companies in the
                                        Fund Complex


*Information is furnished for the fiscal year ended October 31, 1996.
#The aggregate compensation is provided for the Trust which is comprised of 16 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 additional Federated Funds.

TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.




INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER
The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended October 31, 1996, and for the period from August 22, 1995 (date of initial public investment) through October 31, 1995, the adviser earned $586,560, and $87,222, respectively, of which $559,762, and $87,222, respectively, were waived.


BROKERAGE TRANSACTIONS




When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, and for the period from August 22, 1995 (date of initial public investment) through October 31,1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended October 31,1996, and for the period from August 22, 1995 (date of initial public investment) through October 31, 1995, the Administrators earned $125,000, and $23,973, respectively.




CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts. For the fiscal year ending October 31, 1996, the Fund paid shareholder services fees in the amount of $293,280, of which $54,088 was waived.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.
THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested;


changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.
YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

The Fund's yield for the seven-day period ended October 31, 1996, was 3.18%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Fund's effective yield for the seven-day period ended October 31, 1996, was 3.23%.



TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 45.60% tax rate (the maximum combined effective federal and state rate for individuals) and assuming that the income is 100% tax exempt.
The Fund's tax-equivalent yield for the seven-day period ended October 31, 1996, was 5.85%.



TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a `tax-free''investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                       TAXABLE YIELD EQUIVALENT FOR 1996
                                   STATE OF GEORGIA

    COMBINED FEDERAL
    AND STATE:21.000% 34.000%   37.000%     42.000%    45.600%


    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00%     2.53%    3.03%     3.17%      3.45%       3.68%
     2.50%     3.16%    3.79%     3.97%      4.31%       4.60%
     3.00%     3.80%    4.55%     4.76%      5.17%       5.51%
     3.50%     4.43%    5.30%     5.56%      6.03%       6.43%
     4.00%     5.06%    6.06%     6.35%      6.90%       7.35%
     4.50%     5.70%    6.82%     7.14%      7.76%       8.27%
     5.00%     6.33%    7.58%     7.94%      8.62%       9.19%
     5.50%     6.96%    8.33%     8.73%      9.48%      10.11%
     6.00%     7.59%    9.09%     9.52%     10.34%      11.03%
     6.50%     8.23%    9.85%    10.32%     11.21%      11.95%
     7.00%     8.86%   10.61%    11.11%     12.07%      12.87%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.


* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.



TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

The Fund's average annual total returns for the one-year period ended October 31, 1996, and for the period from August 22, 1995 (date of initial public investment) through October 31, 1996, were 3.37% and 3.44%, respectively.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

     oIBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

     oMONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund`s returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Fund portfolio mangers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1995, Federated Investors managed more than $40.2 billion in assets across approximately 47 money market funds, including 17 government, 10 prime and 20 municipal with assets approximating $20.9 billion, $11.5 billion and $7.8 billion, respectively.



J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*Source: Investment Company Institute


APPENDIX

STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated `AAA'' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate `AA'' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated `A'' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
MOODYS INVESTORS SERVICE, INC.,
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, AAA/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AAA'' by S&P or ``AAA'' by Moody's.
NR(2)     The underlying issuer/obligor/guarantor has other outstanding debt rated `AA'' by S&P or ``AA'' by Moody's.
NR(3)     The underlying issuer/obligor/guarantor has other outstanding debt rated `A'' by S&P or Moody's.
FITCH INVESTORS SERVICES, INC.
SHORT-TERM DEBT RATING DEFINITIONS
F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.
F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

PART C. OTHER INFORMATION.
Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements: (1-16) Filed in Part A.


          (b)  Exhibits:
                (1) Conformed Copy of Declaration of Trust of the Registrant
                    (Amendment No. 1 does not exist)(31);
                    (i)  Conformed copy of Amendment No. 2 dated March 16, 1990
                         (31);
                    (ii) Conformed copy of Amendment No. 3 dated August 1, 1990
                         (31);
                    (iii)Conformed copy of Amendment No. 4, dated September 1,
                         1989, to the Declaration of Trust (7);
                    (iv) Conformed copy of Amendment No. 5 dated December 12,
                         1990 (31);
                    (v)  Conformed copy of Amendment No. 6 dated March 21, 1991
                         (31);
                    (vi) Conformed copy of Amendment No. 7. dated August 26,
                         1991 (31);
                    (vii)Conformed copy of Amendment No. 8 dated February 13,
                         1992 (31);
                    (viii)..........Conformed copy of Amendment No. 9 dated
                         November 9, 1992 (31);
                    (ix) Conformed copy of Amendment No. 10, dated November 18,
                         1992, to the Declaration of Trust (12);
                    (x)  Conformed copy of Amendment No. 11 dated May 24, 1993
                         (31);
                    (xi) Conformed copy of Amendment No. 12, dated Nov. 22,
                         1993, to the Declaration of Trust (17);
                    (xii)Conformed copy of Amendment No. 13, dated February 24,
                         1994, to the Declaration of Trust (17);


                    (xiii)..........Conformed copy of Amendment No. 14, dated
                         August 25, 1994 (20);
                    (xiv)Conformed copy of Amendment No. 15 dated August 25,
                         1994 (31);
                    (xv) Conformed copy of Amendment No. 16 dated May 18, 1995
                         (31);
+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on December 23, 1992 (File Nos. 33-31259 and 811-5911).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31259 and 811-5911).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31259 and 811-5911)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


                    (xvi)Conformed copy of Amendment No. 17 dated November 14,
                         1995 (28);


                    (xvii)Conformed copy of Amendment No. 18 dated February 29,
                         1996 (31);
               (2)  Copy of By-Laws of the Registrant (7);
               (3)  Not applicable;
               (4) (i) Copy of Specimen Certificates for Shares of Beneficial Interest of Alabama Municipal Cash Trust, Minnesota Municipal Cash Trust (Cash Series Shares and Institutional Shares), Pennsylvania Municipal Cash Trust (Cash Series Shares and Institutional Service Shares), Virginia Municipal Cash Trust (Institutional Service Shares and Institutional Shares), North Carolina Municipal Cash Trust, Ohio Municipal Cash Trust (Cash II Shares and Institutional Shares), Massachusetts Municipal Cash Trust (Institutional Service Shares and BayFunds Shares), and New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (16);
                    (ii) Copy of Specimen Certificate for Maryland Municipal
                         Cash Trust (17);
                    (iii)Copy of Specimen Certificate for Florida Municipal
                         Cash Trust (20)
                    (iv) Copy of Specimen Certificate for Michigan Municipal
                         Cash Trust (24);
                    (v)  Copy of Specimen Certificate for Pennsylvania
                         Municipal Cash Trust- Institutional Shares (25);
                    (vi) Copy of Specimen Certificate for Georgia Municipal
                         Cash Trust (26);
+ All exhibits have been filed electronically.


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994 (File Nos. 33-31251 and 811-5911).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed on April 13, 1995 (File Nos. 33-31251 and 811-5911).
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on May 19, 1995 (File Nos. 33-31251 and 811-5911)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995 (File Nos. 33-31251 and 811-5911)
28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 39 on Form N-1A filed on December 22, 1995 (File Nos. 33-31259 and 811-5911)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)



                    (vii)Copy of Specimen Certificates for Tennessee Municipal
                         Cash Trust (Institutional Shares and Institutional Service Shares)(30);
                    (viii)..........Copy of Specimen Certificates for
                         Pennsylvania Municipal Cash Trust and Connecticut Municipal Cash Trust (2);
                    (ix) Copy of Specimen Certificate for Ohio Municipal Cash
                         Trust (Institutional Service Shares) (9);
                (5) Conformed Copy of Investment Advisory Contract of the
                    Registrant through and including    Exhibit F (7);
                    (i) Conformed copy of Exhibit G to Investment Advisory Contract for Virginia Municipal Cash Trust (18);
                    (ii) Conformed copy of Exhibit H to Investment Advisory
                         Contract for Alabama Municipal Cash Trust (19);
                    (iii)Conformed copy of Exhibit I to Investment Advisory
                         Contract for North Carolina Municipal Cash Trust (19);
                    (iv) Conformed copy of Exhibit J to Investment Advisory
                         Contract for Maryland Municipal Cash Trust (19);
                    (v) Conformed copy of Exhibit K to Investment Advisory Contract for New York Municipal Cash Trust; (22)
                    (vi) Conformed copy of Exhibit L to Investment Advisory
                         Contract for California Municipal Cash Trust; (22)
                    (vii)Conformed copy of Exhibit M to Investment Advisory
                         Contract (31);
+ All exhibits have been filed electronically.


2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed on February 2, 1996 (File Nos. 33-31251 and 811-5911)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


                    (viii)..........Conformed copy of Exhibit N to the
                         Investment Advisory Contract for Georgia Municipal Cash Trust (27);
                    (ix) Conformed copy of Exhibit O to the Investment Advisory
                         Contract for Michigan Municipal Cash Trust (27);
                    (x)  Conformed Copy of Exhibit P to the Investment Advisory
                         Contract for Tennessee Municipal Cash Trust (31);
               (6)  Conformed Copy of Distributor's Contract of the
                    Registrant(7);
                    (i) Conformed Copy of Exhibit A to the Distributor's Contract for Massachusetts Municipal Cash Trust (Institutional Service Shares) (9);
                    (ii) Conformed copy of Exhibit B to the Distributor's
                         Contract for Pennsylvania Municipal Cash Trust (Institutional Service Shares) (9);
                    (iii)Conformed copy of Exhibit C to the Distributor's
                         Contract for Connecticut Municipal Cash Trust (Institutional Service Shares) (9);
                    (iv) Conformed copy of Exhibit D to the Distributor's
                         Contract for Minnesota Municipal Cash Trust
                         (Institutional Shares) (9);
                    (v) Conformed Copy of Exhibit E to the Distributor's Contract for New Jersey Municipal Cash Trust (Institutional Shares) (31);
                    (vi) Conformed Copy of Exhibit F to the Distributor's
                         Contract for New Jersey Municipal Cash Trust
                         (Institutional Service Shares) (31);


                    (vii)Conformed Copy of Exhibit G to the Distributor's
                         Contract for Pennsylvania Municipal Cash Trust (Cash Series Shares) (31);
                    (viii)..........Exhibit H to the Distributor's Contract
                         does not exist;
                    (ix) Conformed Copy of Exhibit I to the Distributor's
                         Contract for Minnesota Municipal Cash Trust (Cash Series Shares) (31);
                    (x) Exhibit J to the Distributor's Contract does not exist;
+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on January 24, 1991 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


                    (xi) Conformed Copy of Exhibit K  to the Distributor's
                         Contract for Ohio Municipal Cash Trust (Institutional Service Shares) (31);
                    (xii)Conformed Copy of Exhibit L to the Distributor's
                         Contract for Ohio Municipal Cash Trust (Cash II Shares) (31);
                    (xiii)..........Conformed copy of Exhibit M to
                         Distributor's Contract; (22)
                    (xiv)Conformed copy of Exhibit N to the Distributor's
                         Contract for Virginia Municipal Cash Trust (19);
                    (xv) Conformed copy of Exhibit O to the Distributor's
                         Contract for Alabama Municipal Cash Trust (19);
                    (xvi)Conformed copy of Exhibit P to the Distributor's
                         Contract for North Carolina Municipal Cash Trust (19);
                    (xvii)..........Conformed copy of Exhibit Q to the
                         Distributor's Contract for Maryland Municipal Cash Trust (19);
                    (xviii)Conformed copy of Exhibit R to the Distributor's
                         Contract for New York Municipal Cash Trust, Cash II Shares (21);
                    (xix)Conformed copy of Exhibit S to the Distributor's
                         Contract for New York Municipal Cash Trust,
                         Institutional Service Shares (21);
                   (xx) Conformed copy of Exhibit T to the Distributor's Contract for California Municipal Cash Trust (21);
                    (xxi)Conformed copy of Exhibit U to the Distributor's
                         Contract for Florida Municipal Cash Trust; (22)


+ All exhibits have been filed electronically.
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on June 28, 1994 (File Nos. 33-31259 and 811-5911).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994 (File Nos. 33-31251 and 811-5911)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


                    (xxii)..........Conformed copy of Exhibit V to the
                         Distributor's Contract for Georgia Municipal Cash Trust (27);
                    (xxiii)Conformed copy of Exhibit W to the Distributor's
                         Contract for Michigan Municipal Cash Trust (27);
                    (xxiv)..........Conformed copy of Exhibit X to the
                         Distributor's Contract for Pennsylvania Municipal Cash Trust- Institutional Shares (27);


                    (xxv)Conformed copy of Exhibit Y to the Distributor's
                         Contract for Florida Municipal Cash Trust-Cash II Shares (29)
                    (xxvi)..........Conformed copy of Exhibit Z to the
                         Distributor's Contract for California Municipal Cash Trust (Institutional Shares) (31);
                    (xxvii)Conformed copy of Exhibit AA to the Distributor's
                         Contract for Michigan Municipal Cash Trust
                         (Institutional Shares) (31);
                    (xxviii)Conformed copy of Exhibit BB to the Distributor's
                         Contract for Ohio Municipal Cash Trust (Institutional Shares) (31);
                    (xxix)..........Conformed Copy of Exhibit CC (Institutional
                         Shares) and Exhibit DD (Institutional Service Shares) to the Distributor's Contract for Tennessee Municipal Cash Trust (31);
                    (xxx)The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)
               (7)  Not applicable;
               (8)  (i)  Conformed copy of Custodian Agreement of  the
                         Registrant (22);
                    (ii) Copy of Exhibit 1 to the Custodian Agreement (27);


+ All exhibits have been filed electronically.
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on July 18, 1995 (File Nos. 33-31259 and 811-5911).
29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


               (9)  (i)  Conformed copy of Agreement for Fund Accounting,
                         Shareholder Recordkeeeping, and Custody Services Procurement (31);
                    (ii) Conformed copy of Sub-Transfer Agency Agreement of the
                         Registrant (Massachusetts Municipal Cash Trust--1784 Fund Shares only);+
                    (iii)Conformed copy of Shareholder Services Agreement of
                         the Registrant (Massachusetts Municipal Cash Trust-- 1784 Fund Shares only); (15)
                    (iv) Conformed copy of Shareholder Services Agreement of
                         the Registrant; (22)
                    (v) The response and exhibits described in Item 24(b)(6) are hereby incorporated by reference;


                    (vi) Conformed copy of Administrative Services Agreement of the Registrant; (22)
                    (vii)Form of Schwab Master Services Agreement (Ohio
                         Municipal Cash Trust-Cash II Shares only) (31);
                    (viii)..........Conformed Copy of License Agreement
                         (Massachusetts Municipal Cash Trust-1784 Funds Shares only);+
               (10) Conformed Copy of Opinion and Consent of Counsel as to the
                    legality of shares (5);
               (11) Conformed Copy of Report of Independent Auditors;+
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding (2);
               (14) Not applicable.

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed August 3, 1990 (File Nos. 33-31259 and 811-5911).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on October 1, 1993 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).


31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


               (15) (i) Copy of Rule 12b-1 Plan of the Registrant through and including Exhibit F (7); Additional Exhibits to the Rule 12b-1 Plan have been executed to reflect the coverage of subsequently created portfolios and/or classes under these documents. Because these exhibits are substantially identical but differ only as to the Fund name, dates, and any other Fund - specific information, pursuant to Rule 8b-31 of the Investment Company Act they need not be filed.
                    (ii) Conformed copy of Exhibit G to 12b-1 Plan for Ohio
                         Municipal Cash Trust Cash II Shares (31);
                    (iii)Conformed copy of Exhibit H to 12b-1 Plan for New York
                         Municipal Cash Trust, Cash II Shares (21);
                    (iv) Conformed copy of Exhibit I to 12b-1 Plan for New York
                         Municipal Cash Trust, Institutional Service Shares
                         (21);
                    (v) Conformed copy of Exhibit J to 12b-1 Plan for Florida Municipal Cash Trust; (22)
                    (vi) Conformed copy of Exhibit K to 12b-1 Plan for Florida
                         Municipal Cash Trust-Cash II Shares (29);
                    (vii)The response and exhibits described in Item 24 (b) (6)
                         are hereby incorporated by reference.
               (16) Copy of Schedules for Computation of Performance Data;


                    (i) New Jersey Municipal Cash Trust (Institutional Shares and Institutional Service Shares) (23);
                    (ii) Ohio Municipal Cash Trust (23);
+ All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed on November 6, 1990 (File Nos. 33-31259 and 811-5911).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on December 28, 1994 (File Nos. 33-31259 and 811-5911).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).
29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


                    (iii)Virginia Municipal Cash Trust (Institutional Share and
                         Institutional Service Shares) (16);
                    (iv) Alabama Municipal Cash Trust (18);


                    (v)  North Carolina Municipal Cash Trust (18);
                    (vi) Maryland Municipal Cash Trust (21);
                    (vii)Florida Municipal Cash Trust (23);
                    (viii)..........Michigan Municipal Cash Trust (29);
                    (ix) Georgia Municipal Cash Trust (29);
                    (x) Pennsylvania Municipal Cash Trust, Connecticut Municipal Cash Trust, Minnesota Municipal Cash Trust, and Massachusetts Municipal Cash Trust (2);
                    (xi) Tennessee Municipal Cash Trust (31);
               (17) Financial Data Schedules;+
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed copy of Power of Attorney of the Registrant;+
+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989 (File Nos. 33-31259 and 811-5911).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993 (File Nos. 33-31259 and 811-5911).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on June 1, 1994 (File Nos. 33-31259 and 811-5911).


21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 24, 1994 (File Nos. 33-31259 and 811-5911).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed on February 13, 1995 (File Nos. 33-31259 and 811-5911).
29 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed on January 30, 1996. (File Nos. 33-31259 and 811-5911).
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on November 29, 1996 (File Nos. 33-31259 and 811-5911)


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None

Item 26.  Number of Holders of Securities:

                                        Number of Record    Holders as of
          Title of Class                December 2, 1996
          Shares of beneficial
          interest (no par value)


          Connecticut Municipal Cash Trust
             Institutional Service Shares         1,640


          Pennsylvania Municipal Cash Trust
             Cash Series Shares                908
             Institutional Service Shares           385
             Institutional Shares               54
          Minnesota Municipal Cash Trust
             Cash Series Shares              4,897
             Institutional Shares               55
          New Jersey Municipal Cash Trust
             Institutional Service Shares           344
             Institutional Shares               37
          Ohio Municipal Cash Trust
             Cash II Shares                    219
             Institutional Shares               24
             Institutional Service Shares            72
          Virginia Municipal Cash Trust
             Institutional Service Shares         1,007
             Institutional Shares               26
          Alabama Municipal Cash Trust         675
          North Carolina Municipal Cash Trust            669
          Maryland Municipal Cash Trust        310
          California Municipal Cash Trust
             Institutional Shares               16
             Institutional Service Shares            13
          New York Municipal Cash Trust
             Cash II Shares                    326
             Institutional Shares                3
             Institutional Service Shares           594
          Florida Municipal Cash Trust


             Institutional Shares              289
             Cash II Shares                     11
          Massachusetts Municipal Cash Trust
             Institutional Service Shares           529
             1784 Funds Shares                   5
          Michigan Municipal Cash Trust
             Institutional Shares               14
             Institutional Service Shares           121
          Georgia Municipal Cash Trust         162
          Tennessee Municipal Cash Trust
             Institutional Shares               19
             Institutional Service Shares            66

Item 27.  Indemnification: (3.)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on March 22, 1990 (File Nos. 33-31259 and 811-5911).



Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment   adviser,
see the section entitled `Fund Information - Management of the Fund'' in Part
A.  The affiliations                           with    the Registrant of four of


the Trustees and one of the Officers of the investment adviser are included in
Part B    of this Registration Statement under `Federated   Municipal      Trust
Management'' The remaining Trustee of the investment   adviser, his position
with the  investment adviser, and, in parentheses, his principal      occupation
is:  Mark D. Olson     (Partner, Wilson, Halbrook &    Bayard), 107 W. Market
Street,   Georgetown, Delaware 19947.


          The remaining Officers of the investment adviser are: William D. Dawson, III, Henry A. Frantzen J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Mark E. Durbiano, J. Alan Minteer and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall A. Bauer, David F. Belton, David A. Briggs, Kenneth J. Cody, Deborah A. Cunningham, Michael P. Donnelly, Alexandre de Bethmann, Linda A. Duessel, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Stephen A. Keen, Mark S. Kopinski, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, William F. Stotz, Tracy P. Stouffer, Edward J. Tiedge, Christopher H. Wiles, and Jolanta M Wysocka, Vice Presidents; Thomas
          R. Donahue, Treasurer; Stephen A. Keen, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.  Principal Underwriters:

(a) 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust;


Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant

Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,    --


Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.  Location of Accounts and Records:

Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Shareholder Services Company       P.O. Box 8600
(`Transfer Agent, Dividend              Boston, MA 02266-8600


Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative Services       Federated Investors Tower
(`Administrator'')                      Pittsburgh, PA  15222-3779

Federated Management                    Federated Investors Tower
(`Adviser'')                            Pittsburgh, PA  15222-3779

State Street Bank and Trust Company     P.O. Box 8600
(`Custodian'')                          Boston, MA 02266-8600


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus for any portfolio in the Trust is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securutues Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of December, 1996.

                           FEDERATED MUNICIPAL TRUST

               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               December 19, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                  TITLE                    DATE
By:/s/ S. Elliott Cohan
   S. Elliott Cohan      Attorney In Fact         December 19, 1996
   ASSISTANT SECRETARY   For the Persons
                         Listed Below

   NAME                  TITLE


John F. Donahue*         Chairman and Trustee
                         (Chief Executive Officer)

Glen R. Johnson*         President and Trustee

John W. McGonigle*       Secretary and Treasurer (Principal
                         Financial and Accounting
                         Officer)

Thomas G. Bigley*        Trustee

John T. Conroy, Jr.*     Trustee

William J. Copeland*     Trustee

James E. Dowd*           Trustee

Lawrence D. Ellis, M.D.* Trustee

Edward L. Flaherty, Jr.* Trustee

Peter E. Madden*         Trustee

Gregor F. Meyer*         Trustee

John E. Murray, Jr.*     Trustee

Wesley W. Posvar*        Trustee



Marjorie P. Smuts*       Trustee

* By Power of Attorney